Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Brazil—3.8%
MercadoLibre, Inc. (a)	38,090	$57,590,556

Canada—5.2%
AbCellera Biologics, Inc. (a) (b)	545,830	2,472,610
Constellation Software, Inc.	9,913	27,077,701
Lumine Group, Inc. (a)	560,350	14,813,874
Shopify, Inc. - Class A (a)	208,852	16,117,109
Topicus.com, Inc.	207,355	18,574,771

		79,056,065

China—6.0%
Alibaba Group Holding Ltd.	970,672	8,760,133
Kweichow Moutai Co. Ltd. - Class A	54,100	12,756,542
Meituan - Class B (a)	543,070	6,708,724
Ping An Insurance Group Co. of China Ltd. - Class H	1,738,500	7,395,710
Silergy Corp.	721,000	7,368,364
Tencent Holdings Ltd.	731,400	28,542,658
Tencent Music Entertainment Group (ADR) (a)	1,706,443	19,095,097

		90,627,228

Denmark—4.8%
Ambu AS - Class B (a)	409,438	6,759,186
Demant AS (a)	324,692	16,187,357
DSV AS	125,728	20,428,955
Novonesis (Novozymes) B - B Shares	507,527	29,787,050

		73,162,548

Finland—0.8%
Kone Oyj - Class B	254,998	11,861,044

France—8.1%
Danone SA	427,637	27,631,475
Dassault Systemes SE	521,789	23,079,350
Edenred SE	414,484	22,096,882
Kering SA	34,887	13,789,587
LVMH Moet Hennessy Louis Vuitton SE	16,968	15,346,489
Nexans SA	86,795	9,061,992
Sartorius Stedim Biotech	43,200	12,310,769

		123,316,544

Germany—9.2%
BioNTech SE (ADR) (a) (b)	79,581	7,341,347
Deutsche Boerse AG	145,291	29,728,025
Rational AG	21,375	18,421,956
SAP SE	262,012	51,011,941
Scout24 SE	432,472	32,596,571

		139,099,840

Hong Kong—1.8%
AIA Group Ltd.	4,146,800	27,829,133

India—4.6%
HDFC Bank Ltd.	1,398,978	24,323,601
ICICI Lombard General Insurance Co. Ltd.	758,453	15,311,687
Reliance Industries Ltd.	825,193	29,468,746

		69,104,034

Ireland—7.9%
CRH PLC	469,488	40,503,493
Kingspan Group PLC	362,572	33,006,218
Ryanair Holdings PLC (ADR) (b)	313,971	45,711,038

		119,220,749

Italy—1.8%
FinecoBank Banca Fineco SpA	1,197,013	17,925,081
Technoprobe SpA (a)	999,171	9,076,386

		27,001,467

Japan—12.2%
Denso Corp.	796,400	15,238,411
FANUC Corp. (b)	637,100	17,818,996
Keyence Corp.	33,100	15,391,478
MonotaRO Co. Ltd.	1,026,800	12,329,140
NIDEC Corp.	206,200	8,511,569
Nihon M&A Center Holdings, Inc. (b)	1,959,900	12,476,746
Nintendo Co. Ltd.	311,500	17,049,289
Recruit Holdings Co. Ltd.	311,200	13,709,003
Shimano, Inc.	88,800	13,259,954
Shiseido Co. Ltd.	411,700	11,254,388
SMC Corp.	34,400	19,410,627
Sony Group Corp.	338,300	28,993,172

		185,442,773

Netherlands—6.7%
Adyen NV (a)	17,324	29,345,447
ASML Holding NV	29,692	28,506,781
EXOR NV	162,017	18,006,032
IMCD NV	141,540	24,944,760

		100,803,020

Norway—0.2%
Aker Carbon Capture ASA (a)	6,509,268	3,478,026

Panama—0.8%
Copa Holdings SA - Class A	115,210	12,000,274

Russia—0.0%
MMC Norilsk Nickel PJSC (a) (c) (d)	39,210	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0

		0

Singapore—0.6%
Sea Ltd. (ADR) (a) (b)	170,554	9,160,455

South Africa—0.9%
Discovery Ltd.	2,134,403	13,656,022

South Korea—4.0%
Coupang, Inc. (a)	727,732	12,946,352
Samsung Electronics Co. Ltd.	792,264	47,436,669

		60,383,021

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Spain—1.5%
Amadeus IT Group SA	342,356	$21,956,008

Sweden—3.7%
Atlas Copco AB - B Shares	2,012,388	29,707,013
Epiroc AB - B Shares	1,258,266	21,308,822
MIPS AB	153,386	5,029,513

		56,045,348

Switzerland—2.9%
Cie Financiere Richemont SA - Class A	124,672	19,071,602
Nestle SA	184,524	19,592,835
Wizz Air Holdings PLC (a)(b)	178,866	4,836,122

		43,500,559

Taiwan—4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,918,000	70,306,093

United Kingdom—5.3%
B&M European Value Retail SA	1,136,865	7,834,376
Experian PLC	560,076	24,450,697
Oxford Nanopore Technologies PLC (a)	1,868,921	2,867,414
Rio Tinto PLC	469,285	29,778,761
Unilever PLC	300,338	15,081,818

		80,013,066

United States—1.6%
Monday.com Ltd. (a)(b)	33,800	7,634,406
Spotify Technology SA (a)	61,836	16,318,520

		23,952,926

Total Common Stocks (Cost $1,265,316,496)		1,498,566,799

Warrants—0.0%

Canada—0.0%
Constellation Software, Inc. Expires 03/31/40 (a) (Cost $0)	10,541	0

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $14,105,095; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $14,383,230.	14,101,178	14,101,178

Total Short-Term Investments (Cost $14,101,178)		14,101,178

Securities Lending Reinvestments (e)—1.1%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.4%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,300,590; collateralized by various Common Stock with an aggregate market value of $1,447,969.	1,300,000	$1,300,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $50,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $51,167.	50,000	50,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $847,558; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $864,127.	847,184	847,184
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $1,700,776; collateralized by various Common Stock with an aggregate market value of $1,896,371.	1,700,000	1,700,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $40,018; collateralized by various Common Stock with an aggregate market value of $44,583.	40,000	40,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,331.	2,000,000	2,000,000

		5,937,184

Mutual Funds—0.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (f)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (f)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (f)	2,000,000	2,000,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 5.230% (f)	3,000,000	$3,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $16,937,184)		16,937,184

Total Investments — 101.0% (Cost $1,296,354,858)		1,529,605,161
Other assets and liabilities (net) — (1.0)%		(15,239,262)

Net Assets—100.0%		$1,514,365,899

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $32,217,058 and the collateral received consisted of cash in the amount of $16,937,184 and non-cash collateral with a value of $16,676,118. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Software	9.4
Machinery	7.8
Semiconductors & Semiconductor Equipment	7.6
Broadline Retail	5.8
Financial Services	4.6
Insurance	4.2
Passenger Airlines	4.1
Entertainment	4.1
Interactive Media & Services	4.0
Professional Services	3.4

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$57,590,556	$—	$—	$57,590,556
Canada	79,056,065	—	—	79,056,065
China	19,095,097	71,532,131	—	90,627,228
Denmark	—	73,162,548	—	73,162,548
Finland	—	11,861,044	—	11,861,044
France	—	123,316,544	—	123,316,544
Germany	7,341,347	131,758,493	—	139,099,840
Hong Kong	—	27,829,133	—	27,829,133
India	—	69,104,034	—	69,104,034
Ireland	45,711,038	73,509,711	—	119,220,749
Italy	—	27,001,467	—	27,001,467
Japan	—	185,442,773	—	185,442,773
Netherlands	—	100,803,020	—	100,803,020
Norway	—	3,478,026	—	3,478,026
Panama	12,000,274	—	—	12,000,274
Russia	—	—	0	0
Singapore	9,160,455	—	—	9,160,455
South Africa	—	13,656,022	—	13,656,022
South Korea	12,946,352	47,436,669	—	60,383,021
Spain	—	21,956,008	—	21,956,008
Sweden	—	56,045,348	—	56,045,348
Switzerland	—	43,500,559	—	43,500,559
Taiwan	—	70,306,093	—	70,306,093
United Kingdom	—	80,013,066	—	80,013,066
United States	23,952,926	—	—	23,952,926
Total Common Stocks	266,854,110	1,231,712,689	0	1,498,566,799
Total Warrants*	—	0	—	0
Total Short-Term Investment*	—	14,101,178	—	14,101,178
Securities Lending Reinvestments
Repurchase Agreements	—	5,937,184	—	5,937,184
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	5,937,184	—	16,937,184
Total Investments	$277,854,110	$1,251,751,051	$0	$1,529,605,161

Collateral for Securities Loaned (Liability)	$—	$(16,937,184)	$—	$(16,937,184)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—57.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.5%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	3,146,853	$2,756,162
1.500%, 05/01/36	555,748	484,230
1.500%, 08/01/50	876,287	662,932
1.500%, 10/01/50	2,172,758	1,642,423
2.000%, 09/01/35	729,105	651,020
2.000%, 01/01/36	1,547,003	1,382,401
2.000%, 02/01/36	1,854,649	1,657,971
2.000%, 03/01/36	291,836	260,140
2.000%, 05/01/36	1,721,711	1,541,891
2.000%, 06/01/36	1,167,478	1,041,754
2.000%, 07/01/36	495,644	443,522
2.000%, 04/01/37	546,166	487,513
2.000%, 02/01/42	413,815	347,208
2.000%, 03/01/42	1,487,782	1,247,226
2.000%, 04/01/42	431,342	361,599
2.000%, 08/01/50	320,077	257,540
2.000%, 09/01/50	431,652	344,277
2.000%, 11/01/50	591,850	478,233
2.000%, 02/01/51	15,179,066	12,090,313
2.000%, 03/01/51	3,472,632	2,753,253
2.000%, 04/01/51	1,777,830	1,435,786
2.000%, 05/01/51	1,066,639	860,208
2.000%, 07/01/51	4,077,854	3,318,984
2.000%, 09/01/51	1,427,347	1,145,856
2.000%, 10/01/51	4,025,481	3,195,646
2.000%, 12/01/51	2,963,353	2,385,697
2.000%, 01/01/52	14,631,931	11,789,157
2.000%, 02/01/52	1,622,196	1,301,223
2.500%, 04/01/27	11,585	11,119
2.500%, 10/01/28	89,573	85,497
2.500%, 08/01/29	195,852	184,938
2.500%, 12/01/29	94,416	88,639
2.500%, 05/01/30	284,640	268,203
2.500%, 07/01/30	179,218	168,707
2.500%, 08/01/30	671,323	631,946
2.500%, 09/01/30	745,065	700,978
2.500%, 04/01/31	575,870	540,668
2.500%, 07/01/50	406,741	341,964
2.500%, 02/01/51	3,450,232	2,916,235
2.500%, 05/01/51	11,921,436	10,063,422
2.500%, 11/01/51	10,647,894	8,971,935
2.500%, 12/01/51	5,333,404	4,478,582
2.500%, 01/01/52	17,301,426	14,508,196
3.000%, 09/01/27	90,928	88,092
3.000%, 07/01/28	54,829	53,006
3.000%, 01/01/30	197,513	188,891
3.000%, 04/01/30	1,085,715	1,036,494
3.000%, 05/01/30	200,728	191,779
3.000%, 06/01/30	7,315	6,991
3.000%, 07/01/30	405,157	386,660
3.000%, 08/01/30	126,656	120,491
3.000%, 09/01/37	50,667	46,273
3.000%, 06/01/38	1,047,022	962,630
3.000%, 01/01/43	706,718	631,770
3.000%, 03/01/43	1,237,634	1,106,375

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 06/01/44	6,367,200	5,684,572
3.000%, 12/01/46	753,347	667,587
3.000%, 02/01/47	533,324	473,715
3.000%, 08/01/50	4,516,922	3,953,004
3.000%, 09/01/50	2,021,327	1,779,498
3.000%, 07/01/51	410,961	359,955
3.000%, 10/01/51	589,022	512,754
3.000%, 02/01/52	302,527	265,487
3.000%, 03/01/52	8,722,889	7,608,049
3.000%, 08/01/52	15,639,721	13,628,477
3.500%, 01/01/34	456,478	433,756
3.500%, 05/01/35	1,680,608	1,606,289
3.500%, 04/01/42	854,036	788,991
3.500%, 05/01/42	26,030	23,986
3.500%, 08/01/42	698,760	645,594
3.500%, 10/01/42	33,030	30,554
3.500%, 06/01/43	119,786	110,028
3.500%, 01/01/44	255,243	235,228
3.500%, 05/01/44	44,161	40,627
3.500%, 06/01/44	108,835	98,426
3.500%, 07/01/44	44,909	41,261
3.500%, 09/01/44	99,917	91,748
3.500%, 09/01/45	75,567	68,831
3.500%, 03/01/46	2,405,948	2,212,715
3.500%, 09/01/46	553,267	502,507
3.500%, 03/01/47	646,695	595,594
3.500%, 10/01/47	607,800	560,090
3.500%, 12/01/47	711,089	655,271
3.500%, 01/01/48	3,519,971	3,241,419
3.500%, 06/01/48	941,125	860,924
3.500%, 08/01/50	300,770	273,227
4.000%, 08/01/40	82,155	77,939
4.000%, 09/01/40	102,291	97,108
4.000%, 10/01/40	59,114	56,110
4.000%, 11/01/40	200,887	190,962
4.000%, 04/01/41	4,900	4,649
4.000%, 10/01/41	176,513	168,226
4.000%, 09/01/43	165,205	158,132
4.000%, 04/01/44	390,531	372,503
4.000%, 07/01/44	67,847	64,365
4.000%, 01/01/45	4,782,367	4,531,357
4.000%, 02/01/45	92,652	88,806
4.000%, 09/01/45	518,577	497,041
4.000%, 12/01/45	2,952,626	2,801,310
4.000%, 07/01/47	1,143,654	1,083,555
4.000%, 04/01/48	2,438,746	2,293,787
4.000%, 06/01/48	1,066,227	1,010,078
4.000%, 05/01/49	107,586	101,543
4.000%, 03/01/50	2,215,995	2,091,130
4.000%, 06/01/50	1,238,199	1,162,755
4.000%, 07/01/50	892,735	840,474
4.000%, 02/01/51	827,647	781,160
4.000%, 06/01/52	2,252,147	2,125,354
4.500%, 02/01/39	365,625	358,133
4.500%, 08/01/39	254,069	248,039

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 12/01/39	79,502	$78,067
4.500%, 07/01/40	27,782	27,281
4.500%, 05/01/41	386,056	379,084
4.500%, 05/01/42	431,630	423,844
4.500%, 10/01/43	75,662	73,743
4.500%, 12/01/43	457,376	449,212
4.500%, 04/01/47	867,468	851,575
4.500%, 05/01/47	325,327	317,232
4.500%, 07/01/47	690,869	673,529
4.500%, 02/01/49	957,363	928,651
4.500%, 04/01/49	510,414	494,402
4.500%, 07/01/52	1,698,211	1,617,014
4.500%, 08/01/52	467,829	445,457
5.000%, 10/01/41	215,089	214,881
5.000%, 11/01/41	1,504,909	1,502,836
5.000%, 06/01/52	26,930	26,493
5.000%, 07/01/52	488,670	484,605
5.000%, 08/01/52	1,087,870	1,070,191
5.000%, 09/01/52	38,657	38,029
5.000%, 10/01/52	129,212	126,898
5.000%, 11/01/52	851,448	832,798
5.000%, 12/01/52	3,847,696	3,763,403
5.000%, 01/01/53	1,127,614	1,102,873
5.000%, 02/01/53	334,168	326,754
5.500%, 02/01/35	52,239	53,388
5.500%, 09/01/39	63,883	65,295
5.500%, 01/01/40	73,345	74,964
5.500%, 06/01/41	759,158	775,900
5.500%, 01/01/53	1,001,837	999,061
5.500%, 03/01/53	1,453,783	1,450,515
5.500%, 05/01/53	3,981,322	3,972,607
5.500%, 08/01/53	292,086	290,941
6.000%, 11/01/52	69,618	70,547
6.000%, 01/01/53	1,255,169	1,268,508
6.000%, 02/01/53	678,905	685,851
6.000%, 03/01/53	426,591	431,021
6.000%, 04/01/53	663,498	671,755
6.000%, 05/01/53	2,423,230	2,453,141
6.000%, 06/01/53	1,461,355	1,480,754
6.000%, 11/01/53	1,227,611	1,244,694
6.500%, 10/01/53	135,107	140,121
6.500%, 11/01/53	593,378	608,846
6.500%, 12/01/53	1,613,764	1,656,920
6.500%, 01/01/54	245,994	251,826
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.802%, 05/25/29 (a) (b)	6,191,990	187,498
5.028%, 10/25/31	341,000	341,453
Federal Home Loan Mortgage Corp. REMICS 3.000%, 02/25/52 (b)	616,322	94,656
3.500%, 03/25/51 (b)	356,130	66,483
Federal Home Loan Mortgage Corp. STRIPS 3.000%, 10/15/52 (b)	4,969,835	817,309
Federal National Mortgage Association
1.500%, 12/01/35	160,182	139,678

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
1.500%, 03/01/36	347,954	303,825
1.500%, 05/01/36	565,633	493,888
1.500%, 06/01/36	2,006,694	1,748,474
1.500%, 12/01/36	919,177	800,277
1.500%, 02/01/37	584,761	510,545
1.500%, 11/01/41	18,337,231	14,926,918
1.500%, 12/01/41	9,350,538	7,449,666
1.500%, 10/01/50	2,268,838	1,713,364
1.500%, 11/01/50	1,973,776	1,490,532
1.500%, 03/01/51	2,652,993	2,005,740
2.000%, 10/01/31	71,549	65,939
2.000%, 11/01/31	926,413	852,259
2.000%, 12/01/31	101,086	93,034
2.000%, 03/01/32	664,797	609,551
2.000%, 06/01/35	735,199	658,083
2.000%, 09/01/35	245,916	219,512
2.000%, 02/01/36	256,353	228,834
2.000%, 03/01/36	436,233	389,402
2.000%, 04/01/36	595,194	533,043
2.000%, 05/01/36	414,765	371,447
2.000%, 07/01/36	675,974	603,405
2.000%, 09/01/36	878,648	780,409
2.000%, 11/01/36	304,359	272,227
2.000%, 01/01/37	297,443	266,043
2.000%, 02/01/37	1,094,789	974,831
2.000%, 03/01/37	2,821,336	2,514,751
2.000%, 04/01/37	910,538	811,587
2.000%, 10/01/40	305,617	258,673
2.000%, 12/01/40	1,337,116	1,130,474
2.000%, 12/01/41	1,320,720	1,108,880
2.000%, 02/01/42	674,465	566,031
2.000%, 03/01/42	6,510,633	5,461,544
2.000%, 04/01/42	1,012,124	848,672
2.000%, 08/01/42	4,074,019	3,422,016
2.000%, 08/01/50	735,112	586,611
2.000%, 09/01/50	1,556,472	1,241,105
2.000%, 10/01/50	1,983,159	1,579,779
2.000%, 11/01/50	365,210	291,091
2.000%, 12/01/50	2,077,393	1,676,101
2.000%, 01/01/51	13,497,855	10,744,031
2.000%, 02/01/51	1,600,531	1,274,962
2.000%, 03/01/51	1,622,612	1,309,027
2.000%, 04/01/51	3,049,644	2,460,779
2.000%, 08/01/51	11,884,872	9,464,849
2.000%, 11/01/51	9,486,989	7,588,079
2.000%, 12/01/51	6,141,857	4,939,083
2.000%, 01/01/52	6,663,730	5,385,906
2.000%, 02/01/52	10,956,998	8,777,408
2.000%, 03/01/52	4,576,771	3,671,352
2.500%, 09/01/27	49,902	47,982
2.500%, 02/01/28	7,018	6,716
2.500%, 04/01/28	17,692	16,928
2.500%, 08/01/28	54,378	51,902
2.500%, 01/01/30	337,084	316,203
2.500%, 02/01/30	33,036	31,362

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.500%, 03/01/30	64,017	$60,313
2.500%, 07/01/30	207,580	195,027
2.500%, 08/01/30	715,213	673,058
2.500%, 09/01/30	455,198	427,411
2.500%, 11/01/30	847,643	795,676
2.500%, 03/01/31	33,758	32,297
2.500%, 06/01/31	266,579	249,259
2.500%, 07/01/31	142,674	133,517
2.500%, 08/01/31	20,219	18,915
2.500%, 10/01/31	1,256,756	1,175,036
2.500%, 11/01/31	782,699	731,532
2.500%, 02/01/32	37,870	35,373
2.500%, 03/01/32	144,539	134,420
2.500%, 08/01/32	857,591	799,481
2.500%, 02/01/33	1,534,722	1,440,618
2.500%, 07/01/50	8,520,385	7,175,046
2.500%, 08/01/50	5,429,464	4,569,634
2.500%, 11/01/50	2,157,603	1,830,668
2.500%, 09/01/51	5,327,862	4,465,025
2.500%, 11/01/51	8,260,489	6,881,547
2.500%, 01/01/52	17,369,353	14,600,892
2.500%, 02/01/52	3,274,159	2,760,380
3.000%, 04/01/28	41,612	39,737
3.000%, 05/01/28	49,396	47,542
3.000%, 10/01/28	97,524	93,706
3.000%, 11/01/28	674,615	648,423
3.000%, 12/01/28	169,621	162,216
3.000%, 01/01/29	92,226	88,221
3.000%, 04/01/29	317,802	300,915
3.000%, 05/01/29	480,746	456,228
3.000%, 08/01/29	489,871	464,797
3.000%, 10/01/29	135,171	129,262
3.000%, 03/01/30	295,703	282,630
3.000%, 04/01/30	245,036	234,046
3.000%, 05/01/30	383,995	366,725
3.000%, 07/01/30	296,268	281,839
3.000%, 08/01/30	1,255,661	1,196,029
3.000%, 09/01/30	343,159	327,033
3.000%, 08/01/31	1,121,651	1,064,173
3.000%, 09/01/31	157,867	150,308
3.000%, 03/01/32	287,948	272,073
3.000%, 10/01/36	41,187	37,892
3.000%, 11/01/36	449,101	412,532
3.000%, 12/01/36	732,027	672,258
3.000%, 03/01/43	4,108,377	3,659,533
3.000%, 04/01/43	2,314,362	2,066,224
3.000%, 05/01/43	1,183,238	1,056,367
3.000%, 06/01/43	40,010	35,695
3.000%, 06/01/46	24,524	21,673
3.000%, 08/01/46	32,264	28,823
3.000%, 11/01/46	1,360,809	1,201,211
3.000%, 02/01/47	333,438	294,355
3.000%, 03/01/47	1,380,297	1,217,530
3.000%, 03/01/50	487,453	428,669
3.000%, 08/01/50	1,919,540	1,676,186

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 11/01/51	2,360,740	2,046,479
3.000%, 12/01/51	1,045,686	912,133
3.000%, 04/01/52	340,720	298,006
3.000%, 05/01/52	538,482	468,443
3.500%, 08/01/28	81,777	78,989
3.500%, 10/01/28	748,477	720,878
3.500%, 11/01/28	713,188	687,532
3.500%, 02/01/29	978,332	944,764
3.500%, 04/01/29	168,899	162,805
3.500%, 05/01/29	669,239	645,893
3.500%, 07/01/29	276,524	266,361
3.500%, 09/01/29	58,608	56,384
3.500%, 08/01/30	197,430	190,723
3.500%, 11/01/32	86,893	83,502
3.500%, 01/01/33	50,172	48,119
3.500%, 01/01/42	203,736	187,777
3.500%, 04/01/42	135,166	124,441
3.500%, 05/01/42	13,285	12,224
3.500%, 06/01/42	35,159	32,365
3.500%, 07/01/42	46,293	42,575
3.500%, 02/01/45	1,391,708	1,280,458
3.500%, 05/01/47	649,173	593,839
3.500%, 11/01/47	444,085	404,926
3.500%, 12/01/47	444,051	404,895
3.500%, 01/01/48	1,305,479	1,193,143
3.500%, 02/01/48	204,091	186,095
3.500%, 03/01/48	1,146,936	1,045,796
3.500%, 04/01/48	765,535	704,418
3.500%, 06/01/49	7,562,436	6,883,955
3.500%, 01/01/51	17,967,214	16,269,340
4.000%, 08/01/33	306,392	294,432
4.000%, 10/01/33	2,034,538	1,996,090
4.000%, 01/01/41	88,770	84,302
4.000%, 01/01/42	397,430	376,556
4.000%, 02/01/42	717,239	676,507
4.000%, 05/01/42	122,083	115,669
4.000%, 11/01/46	136,905	129,555
4.000%, 04/01/47	36,116	34,185
4.000%, 06/01/47	451,628	428,857
4.000%, 08/01/47	295,392	279,412
4.000%, 09/01/47	25,704	24,241
4.000%, 10/01/47	202,111	190,295
4.000%, 01/01/48	1,513,813	1,429,415
4.000%, 04/01/48	45,256	42,704
4.000%, 05/01/48	52,168	49,071
4.000%, 06/01/48	37,895	35,586
4.000%, 07/01/48	37,591	35,464
4.000%, 08/01/48	586,802	555,385
4.000%, 09/01/48	249,029	233,859
4.000%, 10/01/48	109,030	102,354
4.000%, 09/01/49	994,798	928,642
4.000%, 03/01/50	425,413	396,802
4.000%, 04/01/50	228,434	213,688
4.000%, 05/01/50	405,302	379,650
4.000%, 06/01/50	565,043	527,626

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 11/01/50	46,198	$43,168
4.000%, 01/01/51	3,028,240	2,847,921
4.000%, 03/01/51	2,397,225	2,245,503
4.000%, 05/01/51	8,259,306	7,776,620
4.000%, 10/01/51	5,916,998	5,532,471
4.000%, 04/01/52	527,098	494,650
4.000%, 05/01/52	4,690,499	4,415,367
4.500%, 02/01/25	5,511	5,457
4.500%, 04/01/25	3,020	2,995
4.500%, 07/01/25	5,081	5,038
4.500%, 06/01/26	62,245	61,728
4.500%, 08/01/39	346,854	340,165
4.500%, 11/01/39	305,424	299,537
4.500%, 01/01/40	12,950	12,700
4.500%, 04/01/40	25,165	24,680
4.500%, 05/01/40	60,386	59,222
4.500%, 06/01/40	60,886	59,711
4.500%, 07/01/40	130,904	128,380
4.500%, 11/01/40	255,661	250,731
4.500%, 07/01/41	55,359	54,291
4.500%, 09/01/41	229,957	225,520
4.500%, 10/01/41	66,753	65,465
4.500%, 01/01/42	52,388	51,378
4.500%, 08/01/42	306,490	300,581
4.500%, 09/01/43	243,422	236,376
4.500%, 10/01/43	544,266	528,779
4.500%, 11/01/43	1,230,058	1,200,237
4.500%, 12/01/43	513,381	500,938
4.500%, 01/01/44	472,641	461,274
4.500%, 06/01/44	1,743,232	1,700,973
4.500%, 07/01/45	499,053	487,545
4.500%, 09/01/45	252,738	247,800
4.500%, 11/01/45	923,631	902,008
4.500%, 12/01/45	342,945	334,634
4.500%, 07/01/46	1,647,996	1,617,710
4.500%, 09/01/46	291,821	286,461
4.500%, 09/01/47	27,532	26,801
4.500%, 10/01/47	205,024	198,607
4.500%, 11/01/47	1,035,267	1,006,685
4.500%, 12/01/47	36,294	35,189
4.500%, 01/01/48	1,017,280	988,209
4.500%, 02/01/48	53,151	51,643
4.500%, 03/01/48	97,284	94,436
4.500%, 04/01/48	540,656	530,716
4.500%, 05/01/48	4,924,920	4,795,105
4.500%, 07/01/48	73,300	71,213
4.500%, 08/01/48	984,287	958,370
4.500%, 11/01/48	627,501	608,597
4.500%, 02/01/49	5,471,821	5,371,226
4.500%, 05/01/49	4,987,674	4,895,977
4.500%, 07/01/52	252,854	240,776
5.000%, 11/01/32	1,739	1,726
5.000%, 09/01/35	66,235	66,582
5.000%, 06/01/39	2,839,542	2,854,400
5.000%, 04/01/41	4,945	4,877

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.000%, 07/01/41	95,690	95,368
5.000%, 08/01/41	76,348	76,185
5.000%, 01/01/42	43,001	42,857
5.000%, 07/01/52	1,012,417	1,001,393
5.000%, 12/01/52	437,223	426,870
5.000%, 01/01/53	3,583,547	3,499,871
5.500%, 11/01/32	286,908	292,636
5.500%, 12/01/32	52,246	53,049
5.500%, 01/01/33	200,065	203,137
5.500%, 12/01/33	72,738	72,864
5.500%, 05/01/34	610,875	623,551
5.500%, 08/01/37	645,192	658,587
5.500%, 02/01/38	131,198	133,930
5.500%, 03/01/38	63,452	64,773
5.500%, 06/01/38	41,533	41,976
5.500%, 12/01/38	74,008	75,166
5.500%, 01/01/39	121,603	124,131
5.500%, 08/01/39	86,118	87,911
5.500%, 12/01/39	170,774	174,333
5.500%, 04/01/40	15,258	15,576
5.500%, 04/01/41	95,282	97,270
5.500%, 01/01/53	969,980	968,042
5.500%, 05/01/53	4,874,018	4,864,300
5.500%, 06/01/53	1,417,500	1,414,734
6.000%, 02/01/34	71,923	73,842
6.000%, 08/01/34	53,105	54,860
6.000%, 04/01/35	830,595	855,306
6.000%, 06/01/36	93,383	96,341
6.000%, 02/01/38	137,714	142,674
6.000%, 03/01/38	65,501	67,860
6.000%, 05/01/38	176,667	183,030
6.000%, 10/01/38	209,597	217,003
6.000%, 12/01/38	72,907	75,532
6.000%, 04/01/40	685,545	710,235
6.000%, 09/01/40	75,301	78,014
6.000%, 06/01/41	168,423	174,488
6.000%, 11/01/52	73,033	73,803
6.000%, 01/01/53	1,739,077	1,757,821
6.000%, 04/01/53	452,012	458,036
6.000%, 05/01/53	2,135,392	2,163,875
6.000%, 07/01/53	2,318,710	2,349,666
6.000%, 08/01/53	4,394,399	4,444,591
6.000%, 01/01/54	1,017,944	1,030,979
6.000%, 03/01/54	148,565	150,789
6.500%, 05/01/40	991,206	1,028,643
6.500%, 08/01/53	1,922,814	1,972,939
6.500%, 09/01/53	566,309	582,026
6.500%, 10/01/53	2,194,873	2,261,756
6.500%, 01/01/54	303,992	312,344
6.500%, 02/01/54	3,385,527	3,475,598
7.000%, 12/01/53	604,921	624,637
Federal National Mortgage Association Interest STRIPS 3.000%, 03/25/50 (b)	2,000,330	340,476
3.000%, 07/25/52 (b)	2,874,823	487,938

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
FREMF Mortgage Trust 0.100%, 01/25/29 (144A) (b)	25,124,359	$88,445
4.232%, 08/25/50 (144A) (a)	304,000	290,402
Government National Mortgage Association
2.000%, 08/20/50	6,707,734	5,505,042
2.000%, 11/20/50	860,267	704,825
2.000%, 01/20/51	10,041,008	8,232,435
2.000%, 02/20/51	751,389	615,757
2.500%, 04/20/51	5,840,868	4,979,480
2.500%, 10/20/51	3,461,404	2,948,520
2.500%, 12/20/51	2,367,001	2,016,267
2.500%, 05/20/52	4,870,557	4,147,785
2.500%, 06/20/52	3,799,421	3,235,441
2.500%, 07/20/52	2,582,945	2,199,514
2.500%, 12/20/52	424,762	361,927
2.500%, 01/20/53	1,821,548	1,551,157
3.000%, 12/20/44	36,144	32,501
3.000%, 02/15/45	411,879	373,482
3.000%, 09/20/47	729,584	651,382
3.000%, 03/20/49	17,597	15,687
3.000%, 05/20/50	287,609	254,011
3.000%, 01/20/51	20,411,309	17,997,792
3.500%, 01/15/42	118,568	110,663
3.500%, 02/15/42	60,961	56,859
3.500%, 04/15/42	157,149	146,831
3.500%, 05/15/42	174,767	163,385
3.500%, 08/15/42	176,660	164,823
3.500%, 11/15/42	54,133	50,404
3.500%, 12/15/42	509,481	475,639
3.500%, 01/15/43	134,800	125,933
3.500%, 02/15/43	288,585	268,974
3.500%, 03/15/43	218,738	203,706
3.500%, 04/15/43	679,831	633,411
3.500%, 04/20/43	666,670	619,520
3.500%, 05/15/43	966,659	900,173
3.500%, 05/20/43	366,064	340,193
3.500%, 06/15/43	291,905	272,007
3.500%, 07/15/43	790,980	739,287
3.500%, 07/20/43	28,312	26,312
3.500%, 02/20/44	712,037	660,934
3.500%, 03/20/45	25,486	23,571
3.500%, 04/20/45	38,041	35,245
3.500%, 05/20/45	155,435	143,726
3.500%, 07/20/45	27,990	25,832
3.500%, 08/20/45	37,631	34,790
3.500%, 10/20/45	71,417	65,905
3.500%, 11/20/45	26,360	24,366
3.500%, 12/20/45	397,698	367,619
3.500%, 01/20/46	79,672	73,636
3.500%, 05/20/46	329,335	304,318
3.500%, 09/20/46	125,096	115,045
3.500%, 10/20/46	779,005	717,160
3.500%, 03/20/48	30,552	28,104
3.500%, 04/20/48	12,452	11,462
4.000%, 04/20/39	13,866	13,333
4.000%, 07/20/39	101,422	97,524

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
4.000%, 09/20/40	26,137	25,132
4.000%, 10/20/40	303,521	291,851
4.000%, 11/20/40	168,891	162,397
4.000%, 12/20/40	644,786	619,994
4.000%, 01/20/41	575,281	553,169
4.000%, 02/20/41	10,192	9,801
4.000%, 03/15/41	231,173	221,142
4.000%, 12/15/41	21,590	20,653
4.000%, 07/20/43	61,502	58,966
4.000%, 08/20/44	230,318	219,788
4.000%, 10/20/46	36,557	34,365
4.000%, 05/20/47	152,310	144,381
4.000%, 06/20/47	390,995	371,444
4.000%, 11/20/47	449,085	426,893
4.000%, 12/20/47	221,390	210,011
4.000%, 05/20/50	447,187	422,799
4.500%, 12/20/39	23,416	23,093
4.500%, 01/20/40	28,318	27,925
4.500%, 02/20/40	23,359	23,034
4.500%, 05/20/40	1,457	1,436
4.500%, 02/15/42	2,835,034	2,781,415
4.500%, 03/15/47	68,399	66,633
4.500%, 04/15/47	140,366	136,826
4.500%, 05/15/47	49,805	48,747
4.500%, 09/20/48	229,106	222,730
4.500%, 03/20/49	911,579	887,041
4.500%, 04/20/49	197,958	192,619
4.500%, 05/20/49	768,827	746,801
4.500%, 04/20/50	22,036	21,433
5.000%, 10/20/33	265,207	267,776
5.000%, 12/15/38	92,282	93,295
5.000%, 07/15/39	153,581	155,078
5.000%, 10/15/39	112,655	113,541
5.000%, 10/20/39	84,706	85,244
5.000%, 09/15/40	7,086	7,125
5.000%, 12/15/40	304,489	307,615
5.000%, 07/20/42	119,790	120,366
5.500%, 04/15/33	8,540	8,751
6.500%, 04/15/33	28,620	29,124
Government National Mortgage Association REMICS 3.000%, 08/20/50 (b)	1,533,749	242,618
3.000%, 02/20/51 (b)	1,314,917	207,810
3.000%, 05/20/51 (b)	4,524,320	714,450
3.000%, 08/20/51 (b)	1,313,234	206,046
Government National Mortgage Association, TBA 2.000%, TBA (c)	18,279,300	14,972,809
2.500%, TBA (c)	11,963,369	10,188,203
3.000%, TBA (c)	5,483,470	4,835,179
3.500%, TBA (c)	11,917,496	10,843,460
4.000%, TBA (c)	9,711,500	9,086,945
4.500%, TBA (c)	3,078,000	2,957,431
5.000%, TBA (c)	10,535,000	10,353,342
5.500%, TBA (c)	2,157,000	2,154,974
6.000%, TBA (c)	7,792,000	7,860,103
6.500%, TBA (c)	6,394,000	6,500,606

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (d)	780,229	$92,503
0.560%, 07/25/56 (144A) (a) (b)	933,040	102,921
3.138%, 05/25/57 (a)	158,398	64,790
Seasoned Loans Structured Transaction Trust 4.750%, 09/25/60 (144A) (a)	1,955,920	1,871,596
Uniform Mortgage-Backed Security, TBA 2.000%, TBA (c)	24,840,469	19,998,665
2.500%, TBA (c)	20,412,200	17,287,829
3.000%, TBA (c)	5,200,974	4,433,013
3.500%, TBA (c)	25,565,006	22,753,271
4.500%, TBA (c)	29,644,600	28,301,266
5.000%, TBA (c)	55,452,629	54,103,088
5.500%, TBA (c)	84,393,216	83,974,311
6.500%, TBA (c)	5,168,500	5,278,455

		933,736,044

U.S. Treasury—23.8%
U.S. Treasury Bonds 1.125%, 05/15/40	10,082,000	6,299,281
1.125%, 08/15/40	10,082,000	6,240,994
1.375%, 11/15/40	10,082,000	6,483,199
1.375%, 08/15/50	8,991,000	4,748,021
1.625%, 11/15/50	6,618,000	3,737,877
1.875%, 11/15/51	6,339,000	3,796,714
2.250%, 08/15/49	8,301,000	5,535,405
2.375%, 05/15/51	10,334,500	7,015,753
2.500%, 02/15/45 (e)	18,730,000	13,695,581
2.750%, 11/15/47	18,730,000	13,994,822
2.875%, 05/15/43	3,605,000	2,864,426
2.875%, 11/15/46	3,456,000	2,663,145
3.000%, 05/15/47	6,889,700	5,411,913
3.000%, 02/15/48	12,593,300	9,849,830
3.000%, 02/15/49 (e) (f)	12,591,800	9,817,177
3.000%, 08/15/52	15,569,800	12,093,964
3.125%, 02/15/43	3,605,000	2,986,517
3.125%, 08/15/44	6,720,100	5,503,657
3.625%, 08/15/43	9,934,000	8,836,215
3.625%, 02/15/53	6,834,000	6,001,106
3.625%, 05/15/53	8,279,500	7,274,317
3.750%, 11/15/43	9,934,000	8,986,001
3.875%, 02/15/43	4,562,500	4,217,639
4.000%, 11/15/42	5,761,700	5,427,251
4.000%, 11/15/52	6,339,000	5,959,898
4.125%, 08/15/53	2,418,000	2,323,925
4.250%, 05/15/39	940,000	937,981
4.375%, 11/15/39	940,000	948,298
4.375%, 05/15/40	6,720,800	6,756,504
4.375%, 05/15/41	1,950,500	1,946,767
4.500%, 08/15/39 (e) (f)	14,380,200	14,733,526
4.750%, 02/15/41	1,950,500	2,041,396
4.750%, 11/15/53 (e)	13,537,400	14,451,175
U.S. Treasury Inflation-Indexed Notes 2.375%, 10/15/28 (g)	62,705,326	64,158,005
U.S. Treasury Notes
0.250%, 06/30/25	5,842,000	5,515,213

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.375%, 09/30/27	6,618,000	5,771,878
0.500%, 02/28/26	13,060,400	12,071,177
0.500%, 05/31/27	14,314,000	12,677,395
0.500%, 08/31/27	18,258,300	16,038,775
0.625%, 07/31/26	3,891,000	3,556,009
0.750%, 05/31/26	11,504,000	10,598,509
0.875%, 06/30/26	12,668,000	11,680,292
1.250%, 08/15/31	26,492,000	21,579,597
1.500%, 10/31/24	374,600	366,581
1.500%, 02/15/25	6,430,000	6,231,511
1.500%, 08/15/26	10,036,000	9,353,082
1.500%, 02/15/30	5,101,000	4,385,465
1.625%, 11/30/26	21,772,000	20,227,549
1.625%, 05/15/31	15,095,000	12,721,076
1.750%, 07/31/24	3,357,000	3,317,529
1.750%, 12/31/24	38,426,000	37,468,352
2.000%, 02/15/25	8,646,000	8,416,172
2.125%, 07/31/24	7,432,000	7,353,470
2.125%, 05/15/25	7,618,000	7,382,616
2.375%, 05/15/29	5,101,000	4,666,419
2.625%, 04/15/25	13,441,500	13,118,079
2.625%, 02/15/29	5,101,000	4,738,550
2.750%, 08/15/32 (e)	38,028,000	34,107,848
2.875%, 06/15/25	6,430,000	6,274,273
2.875%, 05/15/32	1,625,500	1,475,840
3.125%, 11/15/28	3,935,000	3,747,934
3.750%, 05/31/30	6,430,000	6,261,464
3.875%, 11/30/27	6,387,000	6,283,710
3.875%, 12/31/29	23,204,000	22,782,521
4.000%, 12/15/25	14,859,000	14,676,165
4.000%, 02/28/30	8,528,900	8,426,287
4.000%, 02/15/34 (e)	25,250,000	24,831,797
4.875%, 10/31/30	14,691,900	15,226,203

		661,067,618

Total U.S. Treasury & Government Agencies (Cost $1,713,053,358)		1,594,803,662

Corporate Bonds & Notes—26.8%

Aerospace/Defense—1.1%
BAE Systems PLC 3.400%, 04/15/30 (144A)	2,640,000	2,407,739
5.250%, 03/26/31 (144A)	700,000	702,869
Boeing Co. 3.950%, 08/01/59	1,240,000	848,527
5.930%, 05/01/60	1,143,000	1,071,602
L3Harris Technologies, Inc. 1.800%, 01/15/31	1,612,000	1,308,913
2.900%, 12/15/29	1,061,000	944,361
3.850%, 12/15/26	667,000	644,583
4.400%, 06/15/28	1,663,000	1,617,510
5.250%, 06/01/31	1,895,000	1,891,486
5.400%, 07/31/33	3,797,000	3,820,861

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Lockheed Martin Corp. 3.600%, 03/01/35 (h)	644,000	$570,415
Northrop Grumman Corp. 4.700%, 03/15/33 (h)	1,048,000	1,023,086
5.200%, 06/01/54	286,000	278,537
RTX Corp. 2.820%, 09/01/51	1,540,000	979,541
4.125%, 11/16/28	4,874,000	4,714,539
4.200%, 12/15/44	425,000	342,477
5.150%, 02/27/33	598,000	599,137
5.750%, 01/15/29	848,000	877,442
6.100%, 03/15/34	3,682,000	3,935,265
6.700%, 08/01/28 (h)	510,000	544,978
7.000%, 11/01/28	805,000	857,809

		29,981,677

Agriculture—0.5%
Altria Group, Inc. 3.700%, 02/04/51	653,000	456,326
4.250%, 08/09/42	2,625,000	2,151,115
4.500%, 05/02/43 (h)	691,000	582,216
6.200%, 11/01/28 (h)	1,178,000	1,227,796
6.875%, 11/01/33	848,000	922,507
BAT Capital Corp. 3.984%, 09/25/50	855,000	601,320
4.540%, 08/15/47	1,125,000	868,601
4.758%, 09/06/49	785,000	624,776
6.000%, 02/20/34	232,000	234,910
7.081%, 08/02/53	1,885,000	2,032,122
MHP Lux SA 6.250%, 09/19/29 (144A)	144,000	101,848
Philip Morris International, Inc. 5.125%, 11/17/27 (h)	965,000	969,991
Reynolds American, Inc. 5.850%, 08/15/45	2,306,000	2,138,923

		12,912,451

Airlines—0.1%
ABRA Global Finance 11.500%, 5.500% PIK, 03/02/28 (144A) (i)	369,335	341,721
Air Canada Pass-Through Trust 3.700%, 07/15/27 (144A)	4,616	4,390
Allegiant Travel Co. 7.250%, 08/15/27 (144A) (h)	175,000	174,068
Avianca Midco 2 PLC 9.000%, 12/01/28 (144A)	135,353	130,495
Azul Secured Finance LLP 11.930%, 08/28/28 (144A)	595,000	609,966
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	2,258,000	2,256,269
Gol Finance SA 15.827%, 1M TSFR + 10.500%, 01/29/25 (144A) (a)	73,551	78,969
15.828%, 02/05/25 (j) (k)	42,367	42,367
Turkish Airlines Pass-Through Trust 4.200%, 09/15/28 (144A)	533,347	502,991

		4,141,236

Apparel—0.0%
William Carter Co. 5.625%, 03/15/27 (144A)	21,000	20,857

Auto Manufacturers—0.1%
Aston Martin Capital Holdings Ltd. 10.000%, 03/31/29 (144A)	217,000	220,943
Ford Motor Credit Co. LLC 7.122%, 11/07/33	1,359,000	1,462,163

		1,683,106

Auto Parts & Equipment—0.0%
Dana, Inc. 4.250%, 09/01/30	55,000	48,600
Metalsa SAPI de CV 3.750%, 05/04/31	209,000	169,457
Tenneco, Inc. 8.000%, 11/17/28 (144A)	410,000	374,100
Tupy Overseas SA 4.500%, 02/16/31	209,000	180,610

		772,767

Banks—6.6%
Banco de Sabadell SA 4.000%, 1Y EUR Swap + 1.600%, 01/15/30 (EUR) (a)	1,700,000	1,858,511
Bank of America Corp. 2.087%, SOFR + 1.060%, 06/14/29 (a)	1,587,000	1,402,398
2.572%, SOFR + 1.210%, 10/20/32 (a)	3,464,000	2,873,814
2.687%, SOFR + 1.320%, 04/22/32 (a)	996,000	843,064
2.972%, SOFR + 1.330%, 02/04/33 (a)	3,051,000	2,594,694
3.974%, 3M TSFR + 1.472%, 02/07/30 (a)	2,577,000	2,442,076
5.468%, SOFR + 1.650%, 01/23/35 (a) (h)	6,240,000	6,280,673
5.819%, SOFR + 1.570%, 09/15/29 (a) (h)	8,812,000	9,035,286
5.872%, SOFR + 1.840%, 09/15/34 (a)	7,527,000	7,806,779
Banque Federative du Credit Mutuel SA 3.750%, 02/03/34 (EUR)	800,000	873,998
4.750%, 11/10/31 (EUR)	700,000	802,609
Barclays PLC 5.690%, SOFR + 1.740%, 03/12/30 (a) (h)	3,385,000	3,402,622
6.490%, SOFR + 2.220%, 09/13/29 (a)	423,000	439,746
9.625%, 5Y SOFR ICE Swap + 5.775%, 12/15/29 (a)	2,047,000	2,170,643
BPCE SA 3.875%, 01/25/36 (EUR)	500,000	548,055
Citigroup, Inc. 3.057%, SOFR + 1.351%, 01/25/33 (a)	2,841,000	2,415,295
3.070%, SOFR + 1.280%, 02/24/28 (a)	295,000	277,483
3.785%, SOFR + 1.939%, 03/17/33 (a)	4,091,000	3,654,265
4.150%, 5Y H15 + 3.000%, 11/15/26 (a)	64,000	58,953
5.174%, SOFR + 1.364%, 02/13/30 (a)	2,257,000	2,246,469
6.270%, SOFR + 2.338%, 11/17/33 (a) (h)	2,800,000	2,957,269
Credit Agricole SA 3.750%, 01/22/34 (EUR)	1,300,000	1,431,394
Credit Suisse AG
0.250%, 09/01/28 (EUR)	900,000	845,223
2.950%, 04/09/25	423,000	411,818

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse AG
3.700%, 02/21/25	2,586,000	$2,541,735
4.750%, 08/09/24	1,598,000	1,592,165
5.000%, 07/09/27	2,493,000	2,470,280
7.500%, 02/15/28	1,532,000	1,651,937
7.950%, 01/09/25	1,862,000	1,892,871
Deutsche Bank AG 5.371%, 09/09/27 (h)	2,143,000	2,154,094
5.882%, SOFR + 5.438%, 07/08/31 (a) (h)	730,000	711,678
Goldman Sachs Group, Inc. 0.875%, 05/09/29 (EUR)	806,000	761,528
1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000	1,852
1.948%, SOFR + 0.913%, 10/21/27 (a)	1,615,000	1,484,544
1.992%, SOFR + 1.090%, 01/27/32 (a)	169,000	136,754
2.615%, SOFR + 1.281%, 04/22/32 (a)	3,887,000	3,262,172
2.650%, SOFR + 1.264%, 10/21/32 (a)	6,532,000	5,434,761
3.814%, 3M TSFR + 1.420%, 04/23/29 (a) (h)	1,441,000	1,366,027
4.482%, SOFR + 1.725%, 08/23/28 (a)	975,000	953,194
5.866%, SOFR + 0.505%, 09/10/24 (a)	2,198,000	2,199,309
6.484%, SOFR + 1.770%, 10/24/29 (a)	8,113,000	8,535,848
6.561%, SOFR + 1.950%, 10/24/34 (a) (h)	4,316,000	4,708,737
HSBC Holdings PLC 4.856%, 3M EURIBOR + 1.943%, 05/23/33 (EUR) (a)	967,000	1,111,391
ING Groep NV 4.750%, 3M EURIBOR + 1.900%, 05/23/34 (EUR) (a)	500,000	579,992
JPMorgan Chase & Co. 1.764%, 3M TSFR + 1.105%, 11/19/31 (a)	1,385,000	1,121,921
1.953%, SOFR + 1.065%, 02/04/32 (a)	502,000	408,999
2.522%, SOFR + 2.040%, 04/22/31 (a)	2,745,000	2,372,451
2.580%, 3M TSFR + 1.250%, 04/22/32 (a) (h)	327,000	276,458
2.739%, 3M TSFR + 1.510%, 10/15/30 (a)	314,000	278,071
2.963%, SOFR + 1.260%, 01/25/33 (a)	1,529,000	1,305,505
3.650%, 5Y H15 + 2.850%, 06/01/26 (a)	64,000	60,783
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (EUR) (a)	1,670,000	1,904,393
5.012%, SOFR + 1.310%, 01/23/30 (a)	5,696,000	5,672,669
5.299%, SOFR + 1.450%, 07/24/29 (a)	27,000	27,201
5.336%, SOFR + 1.620%, 01/23/35 (a)	2,803,000	2,813,953
KeyCorp 6.401%, SOFR + 2.420%, 03/06/35 (a)	412,000	420,737
Morgan Stanley 1.794%, SOFR + 1.034%, 02/13/32 (a)	1,064,000	850,542
1.928%, SOFR + 1.020%, 04/28/32 (a) (h)	824,000	661,388
2.239%, SOFR + 1.178%, 07/21/32 (a)	1,931,000	1,577,409
2.511%, SOFR + 1.200%, 10/20/32 (a)	2,778,000	2,297,872
2.699%, SOFR + 1.143%, 01/22/31 (a)	3,835,000	3,350,581
4.889%, SOFR + 2.076%, 07/20/33 (a)	422,000	409,290
5.164%, SOFR + 1.590%, 04/20/29 (a)	1,901,000	1,899,466
5.250%, SOFR + 1.870%, 04/21/34 (a) (h)	810,000	803,669
5.424%, SOFR + 1.880%, 07/21/34 (a)	2,764,000	2,772,567
5.449%, SOFR + 1.630%, 07/20/29 (a)	4,055,000	4,090,560
5.466%, SOFR + 1.730%, 01/18/35 (a) (h)	3,516,000	3,547,428
6.407%, SOFR + 1.830%, 11/01/29 (a)	6,389,000	6,699,268
6.627%, SOFR + 2.050%, 11/01/34 (a)	4,487,000	4,909,255
Santander Holdings USA, Inc. 6.174%, SOFR + 2.500%, 01/09/30 (a)	784,000	791,067

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc. 6.600%, 5Y H15 + 2.283%, 06/05/34 (a)	1,525,000	1,526,935
UBS Group AG 0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	500,000	494,944
2.746%, 1Y H15 + 1.100%, 02/11/33 (144A) (a)	360,000	294,094
3.091%, SOFR + 1.730%, 05/14/32 (144A) (a)	324,000	275,584
3.750%, 03/26/25	2,440,000	2,393,969
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	2,923,000	2,937,792
6.301%, 1Y H15 + 2.000%, 09/22/34 (144A) (a)	3,169,000	3,317,191
7.750%, 1Y EURIBOR ICE Swap + 4.950%, 03/01/29 (EUR) (a)	806,000	991,430
9.016%, SOFR + 5.020%, 11/15/33 (144A) (a)	1,396,000	1,693,831
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (a) (h)	275,000	310,348
Wells Fargo & Co.
0.625%, 03/25/30 (EUR)	510,000	462,995
5.198%, SOFR + 1.500%, 01/23/30 (a)	2,822,000	2,816,051
5.499%, SOFR + 1.780%, 01/23/35 (a) (h)	4,599,000	4,609,827
5.574%, SOFR + 1.740%, 07/25/29 (a)	1,647,000	1,666,521
6.303%, SOFR + 1.790%, 10/23/29 (a)	1,766,000	1,839,360
6.491%, SOFR + 2.060%, 10/23/34 (a)	4,920,000	5,277,064
Wells Fargo Bank NA 5.450%, 08/07/26	746,000	751,013

		184,206,458

Beverages—0.0%
JDE Peet’s NV 4.500%, 01/23/34 (EUR)	905,000	1,013,726

Biotechnology—0.5%
Amgen, Inc. 4.050%, 08/18/29	2,744,000	2,637,488
4.400%, 02/22/62	2,293,000	1,889,123
5.250%, 03/02/30	3,467,000	3,519,691
5.750%, 03/02/63	2,889,000	2,946,634
Gilead Sciences, Inc. 1.650%, 10/01/30 (h)	335,000	275,956
2.600%, 10/01/40	1,150,000	811,581
4.500%, 02/01/45	2,725,000	2,425,086
5.650%, 12/01/41	447,000	459,978

		14,965,537

Chemicals—0.1%
Eastman Chemical Co. 5.750%, 03/08/33	286,000	290,850
Linde PLC 3.200%, 02/14/31 (EUR)	1,200,000	1,298,271
OCP SA 3.750%, 06/23/31	200,000	170,200
Olympus Water U.S. Holding Corp. 9.750%, 11/15/28 (144A) (h)	1,024,000	1,090,782
RPM International, Inc. 4.550%, 03/01/29	280,000	271,631
Sasol Financing USA LLC 8.750%, 05/03/29 (144A)	200,000	203,738

		3,325,472

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.750%, 07/15/27 (144A)	127,000	$127,381
Champions Financing, Inc. 8.750%, 02/15/29 (144A)	49,000	51,335
DP World Salaam 6.000%, 5Y H15 + 5.750%, 10/01/25 (a)	200,000	199,100
EquipmentShare.com, Inc. 9.000%, 05/15/28 (144A) (h)	837,000	862,103
Garda World Security Corp. 7.750%, 02/15/28 (144A) (h)	62,000	63,580
9.500%, 11/01/27 (144A) (h)	109,000	109,262
Global Payments, Inc. 5.300%, 08/15/29	1,083,000	1,077,835
GXO Logistics, Inc. 2.650%, 07/15/31 (h)	243,000	197,838
Moody’s Corp. 2.000%, 08/19/31 (h)	750,000	610,916
Motability Operations Group PLC 3.875%, 01/24/34 (EUR)	530,000	585,805

		3,885,155

Computers—0.1%
Dell International LLC/EMC Corp. 4.900%, 10/01/26	3,123,000	3,103,730
Hewlett Packard Enterprise Co. 5.250%, 07/01/28	853,000	860,179

		3,963,909

Diversified Financial Services—0.2%
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A)	254,000	249,438
Nasdaq, Inc. 5.550%, 02/15/34 (h)	2,391,000	2,431,332
6.100%, 06/28/63 (h)	1,000,000	1,066,292
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/30 (144A) (h)	195,000	176,920
5.500%, 08/15/28 (144A)	221,000	211,515
5.750%, 11/15/31 (144A) (h)	96,000	88,545
6.000%, 01/15/27 (144A)	49,000	48,305
7.125%, 02/01/32 (144A)	191,000	189,692
PennyMac Financial Services, Inc. 7.875%, 12/15/29 (144A)	90,000	92,479

		4,554,518

Electric—2.9%
AEP Texas, Inc. 3.450%, 05/15/51	643,000	440,308
3.950%, 06/01/28	1,491,000	1,422,641
4.150%, 05/01/49	348,000	275,971
5.400%, 06/01/33	785,000	783,280
AEP Transmission Co. LLC
2.750%, 08/15/51	678,000	426,389
3.150%, 09/15/49	674,000	463,306
3.650%, 04/01/50	528,000	400,476
3.750%, 12/01/47	355,000	274,308

Electric—(Continued)
AEP Transmission Co. LLC
3.800%, 06/15/49	851,000	662,121
4.500%, 06/15/52	772,000	674,250
5.150%, 04/01/34	1,493,000	1,487,749
AES Panama Generation Holdings SRL 4.375%, 05/31/30	196,419	170,393
Alabama Power Co. 3.750%, 03/01/45	1,057,000	837,401
4.150%, 08/15/44	435,000	367,022
5.200%, 06/01/41	450,000	441,512
5.500%, 03/15/41	285,000	283,299
Algonquin Power & Utilities Corp. 5.365%, 06/15/26 (l)	1,840,000	1,830,039
Ameren Illinois Co. 2.900%, 06/15/51	513,000	336,492
Baltimore Gas & Electric Co. 2.900%, 06/15/50	3,000	1,968
3.200%, 09/15/49	407,000	280,601
3.500%, 08/15/46	1,229,000	917,713
3.750%, 08/15/47	954,000	740,727
4.250%, 09/15/48	622,000	520,665
CenterPoint Energy Houston Electric LLC 3.950%, 03/01/48	849,000	695,034
Coentreprise de Transport d’Electricite SA 3.750%, 01/17/36 (EUR)	1,200,000	1,308,392
Consolidated Edison Co. of New York, Inc. 4.450%, 03/15/44	311,000	273,538
4.500%, 12/01/45 (h)	460,000	403,504
Consumers Energy Co. 3.100%, 08/15/50	631,000	444,722
3.750%, 02/15/50 (h)	982,000	779,629
3.950%, 07/15/47	334,000	277,876
4.625%, 05/15/33	2,530,000	2,462,661
Dominion Energy South Carolina, Inc. 6.250%, 10/15/53	415,000	464,563
DTE Electric Co. 3.250%, 04/01/51	809,000	566,187
Duke Energy Carolinas LLC 3.200%, 08/15/49	1,195,000	834,017
3.450%, 04/15/51	1,269,000	919,277
3.700%, 12/01/47	985,000	746,914
3.875%, 03/15/46	871,000	688,319
3.950%, 03/15/48	344,000	274,246
Duke Energy Corp. 3.850%, 06/15/34 (EUR)	280,000	299,012
Duke Energy Florida LLC 3.000%, 12/15/51	1,731,000	1,135,766
4.200%, 07/15/48	346,000	286,643
5.950%, 11/15/52	1,015,000	1,078,018
6.200%, 11/15/53	260,000	286,647
Duke Energy Ohio, Inc. 5.650%, 04/01/53	267,000	270,762
Duke Energy Progress LLC
2.500%, 08/15/50	1,206,000	724,914
3.450%, 03/15/29	746,000	701,824
3.600%, 09/15/47	478,000	356,593

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Progress LLC
4.000%, 04/01/52 (h)	688,000	$545,913
5.350%, 03/15/53	1,077,000	1,050,579
Edison International 5.250%, 11/15/28	1,051,000	1,047,300
5.750%, 06/15/27	1,965,000	1,990,897
6.950%, 11/15/29	1,636,000	1,752,700
EDP Servicios Financieros Espana SA 3.500%, 07/16/30 (EUR)	1,700,000	1,831,642
Electricite de France SA 4.250%, 01/25/32 (EUR)	500,000	559,328
Elia Transmission Belgium SA 3.750%, 01/16/36 (EUR)	1,100,000	1,198,813
EnBW International Finance BV 3.850%, 05/23/30 (EUR)	182,000	201,352
Entergy Arkansas LLC 2.650%, 06/15/51	469,000	285,332
Eversource Energy 3.300%, 01/15/28	295,000	275,713
5.450%, 03/01/28	1,220,000	1,235,062
FirstEnergy Corp. 2.050%, 03/01/25	272,000	261,014
2.250%, 09/01/30 (h)	849,000	706,252
3.400%, 03/01/50	850,000	586,134
4.150%, 07/15/27	1,223,000	1,172,968
FirstEnergy Transmission LLC 4.550%, 04/01/49 (144A)	1,346,000	1,138,924
Florida Power & Light Co. 2.875%, 12/04/51	592,000	389,075
3.150%, 10/01/49	1,122,000	789,792
FreeWire Technologies, Inc. 6.000%, 02/20/28 † (i) (j) (k)	1,473,753	1,063,018
Generacion Mediterranea SA/Central Termica Roca SA 9.875%, 12/01/27 (144A)	161,979	147,563
Georgia Power Co. 4.950%, 05/17/33 (h)	1,143,000	1,126,968
MidAmerican Energy Co. 2.700%, 08/01/52	700,000	435,841
3.150%, 04/15/50	402,000	280,204
4.250%, 05/01/46	338,000	286,641
5.300%, 02/01/55	638,000	631,109
5.850%, 09/15/54	297,000	316,891
Northern States Power Co. 2.900%, 03/01/50	803,000	534,544
Ohio Power Co. 1.625%, 01/15/31	924,000	737,084
2.900%, 10/01/51	1,309,000	840,445
4.000%, 06/01/49 (h)	1,867,000	1,480,279
5.000%, 06/01/33 (h)	664,000	651,539
Pacific Gas & Electric Co. 3.500%, 08/01/50 (h)	2,542,000	1,736,838
4.950%, 07/01/50	1,190,000	1,023,628
5.250%, 03/01/52	859,000	766,513
PECO Energy Co.
2.800%, 06/15/50	782,000	511,396
3.000%, 09/15/49	467,000	319,069

Electric—(Continued)
PECO Energy Co.
3.050%, 03/15/51	1,079,000	735,158
4.375%, 08/15/52	322,000	279,550
4.600%, 05/15/52	770,000	693,641
Public Service Co. of New Hampshire 5.150%, 01/15/53 (h)	1,050,000	1,026,782
Public Service Electric & Gas Co. 2.050%, 08/01/50	1,162,000	658,311
3.150%, 01/01/50	602,000	428,749
5.450%, 08/01/53	271,000	278,368
5.450%, 03/01/54	1,593,000	1,642,622
San Diego Gas & Electric Co. 3.320%, 04/15/50	540,000	382,356
4.100%, 06/15/49	340,000	277,063
5.350%, 04/01/53	718,000	707,180
Southern California Edison Co. 2.250%, 06/01/30 (h)	2,175,000	1,848,215
2.500%, 06/01/31	380,000	320,688
2.850%, 08/01/29	305,000	274,658
4.200%, 03/01/29	1,072,000	1,033,432
5.200%, 06/01/34	2,615,000	2,588,791
5.300%, 03/01/28	398,000	402,430
5.350%, 07/15/35	646,000	645,101
5.625%, 02/01/36	287,000	290,303
5.650%, 10/01/28	1,375,000	1,414,459
5.850%, 11/01/27	265,000	272,041
6.000%, 01/15/34	642,000	678,685
Terna - Rete Elettrica Nazionale 3.500%, 01/17/31 (EUR)	1,100,000	1,185,408
Union Electric Co. 5.450%, 03/15/53	440,000	435,735
Virginia Electric & Power Co. 2.450%, 12/15/50	531,000	311,803
4.000%, 01/15/43	655,000	542,638
4.450%, 02/15/44	314,000	274,112

		79,854,328

Energy-Alternate Sources—0.0%
SCC Power PLC 4.000%, 4.000% PIK, 05/17/32 (144A) (i)	691,936	89,952
8.000%, 4.000% PIK, 12/31/28 (144A) (i)	1,277,421	523,330

		613,282

Engineering & Construction—0.0%
Aeropuertos Dominicanos Siglo XXI SA 6.750%, 03/30/29 (144A)	200,000	202,500
Weekley Homes LLC/Weekley Finance Corp. 4.875%, 09/15/28 (144A)	175,000	161,787

		364,287

Entertainment—0.1%
Affinity Interactive 6.875%, 12/15/27 (144A)	194,000	181,271
Churchill Downs, Inc. 5.750%, 04/01/30 (144A)	116,000	111,975

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
HR Ottawa LP 11.000%, 03/31/31 (144A)	3,772,000	$3,573,970
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	232,000	214,822

		4,082,038

Environmental Control—0.1%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	72,000	69,840
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	101,000	90,521
Republic Services, Inc. 2.375%, 03/15/33	882,000	713,626
Waste Management, Inc. 4.150%, 04/15/32	318,000	303,758
4.625%, 02/15/33	676,000	661,713

		1,839,458

Food—0.1%
Fiesta Purchaser, Inc. 7.875%, 03/01/31 (144A) (h)	124,000	128,055
Nestle Finance International Ltd. 3.250%, 01/23/37 (EUR)	530,000	568,124
Pilgrim’s Pride Corp. 6.250%, 07/01/33 (h)	436,000	445,543
REWE International Finance BV 4.875%, 09/13/30 (EUR)	500,000	570,517

		1,712,239

Gas—0.2%
Atmos Energy Corp. 3.375%, 09/15/49	393,000	286,036
4.125%, 03/15/49 (h)	368,000	306,662
CenterPoint Energy Resources Corp. 5.250%, 03/01/28	890,000	898,997
National Grid North America, Inc. 4.668%, 09/12/33 (EUR)	1,200,000	1,375,005
NiSource, Inc. 3.490%, 05/15/27	1,072,000	1,022,504
5.250%, 03/30/28	820,000	825,637
5.400%, 06/30/33 (h)	274,000	276,204
ONE Gas, Inc. 5.100%, 04/01/29	351,000	353,288
Piedmont Natural Gas Co., Inc. 2.500%, 03/15/31	558,000	470,605
Promigas SA ESP/Gases del Pacifico SAC 3.750%, 10/16/29 (144A)	207,000	182,462

		5,997,400

Healthcare-Products—0.3%
Agilent Technologies, Inc. 2.100%, 06/04/30	334,000	282,148

Healthcare-Products—(Continued)
Sartorius Finance BV 4.875%, 09/14/35 (EUR)	1,000,000	1,161,835
Solventum Corp. 5.450%, 02/25/27 (144A)	1,503,000	1,508,190
6.000%, 05/15/64 (144A)	1,160,000	1,149,860
Thermo Fisher Scientific, Inc. 4.950%, 11/21/32	1,306,000	1,311,625
5.086%, 08/10/33	1,585,000	1,602,414
5.200%, 01/31/34	269,000	274,335

		7,290,407

Healthcare-Services—0.9%
Elevance Health, Inc. 3.600%, 03/15/51	841,000	630,153
4.375%, 12/01/47	409,000	351,310
4.850%, 08/15/54	521,000	450,163
5.125%, 02/15/53	290,000	277,919
HCA, Inc. 3.500%, 09/01/30	4,129,000	3,734,091
5.250%, 04/15/25	1,126,000	1,121,299
5.250%, 06/15/26	1,089,000	1,085,824
5.375%, 09/01/26	2,264,000	2,263,472
5.450%, 04/01/31	1,349,000	1,356,037
5.875%, 02/15/26	4,647,000	4,666,853
5.875%, 02/01/29	1,959,000	2,002,957
7.690%, 06/15/25	537,000	543,402
Humana, Inc. 5.875%, 03/01/33	262,000	270,369
5.950%, 03/15/34	898,000	932,442
Select Medical Corp. 6.250%, 08/15/26 (144A) (h)	811,000	812,505
Surgery Center Holdings, Inc. 7.250%, 04/15/32 (144A)	207,000	208,607
UnitedHealth Group, Inc.
2.900%, 05/15/50	413,000	278,757
3.250%, 05/15/51	386,000	277,501
4.250%, 06/15/48	464,000	400,660
5.050%, 04/15/53	558,000	541,940
5.875%, 02/15/53	665,000	719,466
6.050%, 02/15/63	1,534,000	1,686,783

		24,612,510

Home Builders—0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, 08/01/29 (144A)	77,000	71,026
4.625%, 04/01/30 (144A) (h)	190,000	173,597
6.625%, 01/15/28 (144A)	727,000	729,863
Beazer Homes USA, Inc. 7.250%, 10/15/29	772,000	782,027
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 5.000%, 06/15/29 (144A)	135,000	122,462
Forestar Group, Inc. 5.000%, 03/01/28 (144A) (h)	287,000	275,953

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Homes by WestBay, LLC 11.000%, 02/06/30 † (j) (k)	3,134,000	$3,079,155
Landsea Homes Corp. 11.000%, 07/17/28 † (j) (k)	3,104,000	3,336,800
LGI Homes, Inc. 8.750%, 12/15/28 (144A)	530,000	559,220
Mattamy Group Corp. 4.625%, 03/01/30 (144A)	337,000	305,741
5.250%, 12/15/27 (144A)	245,000	237,541
New Home Co., Inc. 8.250%, 10/15/27 (144A)	110,000	111,980
STL Holding Co. LLC 8.750%, 02/15/29 (144A)	178,000	182,680

		9,968,045

Insurance—0.2%
Ambac Assurance Corp. 5.100%, (144A) (m)	162,922	235,829
American International Group, Inc. 4.375%, 06/30/50	398,000	345,280
Aon Corp./Aon Global Holdings PLC 2.600%, 12/02/31 (h)	721,000	606,631
Aon North America, Inc. 5.750%, 03/01/54	798,000	818,113
FWD Group Holdings Ltd. 8.400%, 04/05/29 (144A)	1,331,000	1,377,585
Hartford Financial Services Group, Inc. 4.400%, 03/15/48	337,000	292,323
Marsh & McLennan Cos., Inc. 2.900%, 12/15/51	506,000	325,460
5.700%, 09/15/53	263,000	273,046

		4,274,267

Internet—0.1%
Meta Platforms, Inc. 4.650%, 08/15/62	2,504,000	2,248,319

Iron/Steel—0.0%
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/29 (144A)	206,000	207,159
Mineral Resources Ltd. 9.250%, 10/01/28 (144A)	343,000	361,247
Samarco Mineracao SA 9.500%, 5.500% PIK, 06/30/31 (i)	405,000	365,522

		933,928

Lodging—0.1%
Full House Resorts, Inc. 8.250%, 02/15/28 (144A)	97,000	92,697
Grupo Posadas SAB de CV 7.000%, 12/30/27 (l)	205,810	189,603
Marriott International, Inc. 2.750%, 10/15/33	337,000	273,886
5.300%, 05/15/34	765,000	756,638
Sonder Holdings, Inc. 13.660%, SOFR + 9.000%, 01/19/27 † (a) (i) (j) (k)	1,570,676	1,386,121

		2,698,945

Machinery-Diversified—0.1%
CNH Industrial Capital LLC 5.450%, 10/14/25 (h)	693,000	694,233
Otis Worldwide Corp. 5.250%, 08/16/28 (h)	958,000	970,448

		1,664,681

Media—0.6%
AMC Networks, Inc. 4.250%, 02/15/29	125,000	88,588
4.750%, 08/01/25	258,000	257,674
10.250%, 01/15/29 (144A)	205,000	206,488
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.700%, 04/01/51	1,040,000	643,188
3.900%, 06/01/52	4,125,000	2,623,360
3.950%, 06/30/62	2,415,000	1,457,005
5.375%, 05/01/47	882,000	710,685
Comcast Corp. 2.650%, 02/01/30	769,000	683,923
2.650%, 08/15/62	541,000	308,698
2.937%, 11/01/56	1,876,000	1,181,141
2.987%, 11/01/63	2,317,000	1,422,957
3.200%, 07/15/36	678,000	556,961
4.400%, 08/15/35	344,000	322,902
5.500%, 05/15/64 (h)	274,000	274,350
5.650%, 06/15/35	552,000	575,846
Cox Communications, Inc. 3.150%, 08/15/24 (144A)	190,000	188,056
CSC Holdings LLC 5.500%, 04/15/27 (144A) (h)	400,000	357,885
11.250%, 05/15/28 (144A)	200,000	198,189
11.750%, 01/31/29 (144A)	247,000	247,385
DISH DBS Corp. 5.875%, 11/15/24 (h)	869,000	832,610
FactSet Research Systems, Inc. 3.450%, 03/01/32	2,231,000	1,969,808
Paramount Global 4.600%, 01/15/45	223,000	153,621
4.900%, 08/15/44	152,000	108,667
5.250%, 04/01/44	198,000	147,239
5.850%, 09/01/43 (h)	524,000	424,569
6.375%, 5Y H15 + 3.999%, 03/30/62 (a)	241,000	222,678

		16,164,473

Mining—0.4%
Anglo American Capital PLC 3.875%, 03/16/29 (144A) (h)	811,000	758,718
5.500%, 05/02/33 (144A)	573,000	569,730
5.625%, 04/01/30 (144A)	1,319,000	1,336,585
Glencore Funding LLC 2.625%, 09/23/31 (144A)	576,000	480,075
5.371%, 04/04/29 (144A)	2,695,000	2,700,343
5.400%, 05/08/28 (144A)	582,000	585,397
6.375%, 10/06/30 (144A)	1,866,000	1,969,184

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Newmont Corp. 2.250%, 10/01/30 (h)	1,376,000	$1,170,915
Vedanta Resources Finance II PLC 13.875%, 12/09/28 (144A)	346,080	314,933
Vedanta Resources Ltd. 13.875%, 12/09/28 (144A)	5,358	4,689

		9,890,569

Miscellaneous Manufacturing—0.0%
Textron, Inc. 3.900%, 09/17/29	574,000	538,400

Oil & Gas—2.3%
Antero Resources Corp. 5.375%, 03/01/30 (144A) (h)	1,864,000	1,790,149
7.625%, 02/01/29 (144A) (h)	1,388,000	1,425,557
Apache Corp. 4.750%, 04/15/43 (h)	475,000	374,469
5.100%, 09/01/40	953,000	817,838
5.250%, 02/01/42	708,000	597,353
BP Capital Markets America, Inc. 2.772%, 11/10/50	435,000	281,572
3.379%, 02/08/61	432,000	298,421
4.812%, 02/13/33	1,063,000	1,049,078
4.989%, 04/10/34	783,000	781,984
BP Capital Markets PLC 2.822%, 04/07/32 (EUR)	505,000	520,940
6.450%, 5Y H15 + 2.153%, 12/01/33 (a)	845,000	875,073
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%, 07/15/28 (144A)	522,000	516,127
Civitas Resources, Inc. 5.000%, 10/15/26 (144A)	294,000	287,430
8.375%, 07/01/28 (144A) (h)	638,000	671,630
CNX Resources Corp. 7.250%, 03/01/32 (144A)	139,000	141,283
Crescent Energy Finance LLC 7.625%, 04/01/32 (144A)	169,000	170,302
Devon Energy Corp. 4.500%, 01/15/30	1,095,000	1,055,424
Diamondback Energy, Inc.
3.125%, 03/24/31 (h)	7,530,000	6,670,876
3.250%, 12/01/26 (h)	8,219,000	7,878,964
3.500%, 12/01/29	11,200,000	10,360,428
6.250%, 03/15/53	110,000	118,674
Ecopetrol SA 8.375%, 01/19/36	395,000	398,721
8.875%, 01/13/33	71,000	75,099
Energean Israel Finance Ltd. 8.500%, 09/30/33 (144A)	20,591	20,357
Eni SpA 3.875%, 01/15/34 (EUR)	510,000	556,430

Oil & Gas—(Continued)
EQT Corp. 3.125%, 05/15/26 (144A) (h)	1,663,000	1,576,067
3.625%, 05/15/31 (144A)	1,274,000	1,121,260
3.900%, 10/01/27 (h)	4,076,000	3,874,377
5.000%, 01/15/29	1,411,000	1,382,223
5.700%, 04/01/28	780,000	787,281
5.750%, 02/01/34	1,214,000	1,209,994
7.000%, 02/01/30 (h)	1,353,000	1,437,489
Gran Tierra Energy, Inc. 9.500%, 10/15/29 (144A)	200,000	186,899
Hess Corp. 5.600%, 02/15/41 (h)	295,000	300,638
6.000%, 01/15/40	287,000	302,891
Leviathan Bond Ltd. 6.750%, 06/30/30 (144A)	2,998	2,774
Matador Resources Co. 6.500%, 04/15/32 (144A)	223,000	223,270
MC Brazil Downstream Trading SARL 7.250%, 06/30/31 (144A)	218,673	197,969
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125%, 07/19/26 (EUR) (n)	369,000	239,869
7.625%, 11/08/28 (144A) (n)	379,000	226,672
Northern Oil & Gas, Inc. 8.750%, 06/15/31 (144A)	80,000	84,477
Ovintiv, Inc. 5.650%, 05/15/28 (h)	1,139,000	1,157,832
Permian Resources Operating LLC 5.875%, 07/01/29 (144A)	134,000	131,768
7.000%, 01/15/32 (144A)	140,000	145,238
8.000%, 04/15/27 (144A)	358,000	368,718
Petroleos Mexicanos 6.500%, 03/13/27	1,249,000	1,176,431
6.875%, 08/04/26 (h)	478,000	463,975
7.190%, 09/12/24 (MXN)	4,225,600	246,612
8.750%, 06/02/29	69,800	68,061
Petrorio Luxembourg Trading SARL 6.125%, 06/09/26 (144A)	186,000	183,152
Pioneer Midco LLC 10.500%, 11/18/30 † (i) (j) (k)	1,150,573	1,146,316
Pioneer Natural Resources Co. 2.150%, 01/15/31	584,000	491,343
Shelf Drilling Holdings Ltd. 9.625%, 04/15/29 (144A) (h)	1,295,000	1,251,009
Shelf Drilling North Sea Holdings Ltd. 10.250%, 10/31/25 (144A)	548,000	552,019
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.875%, 11/01/28 (144A)	200,000	206,860
Sunoco LP/Sunoco Finance Corp. 4.500%, 04/30/30	235,000	215,194
Talos Production, Inc. 9.375%, 02/01/31 (144A)	94,000	100,209
Transocean Titan Financing Ltd. 8.375%, 02/01/28 (144A)	110,000	114,478
Transocean, Inc. 8.750%, 02/15/30 (144A)	104,400	108,855

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Vantage Drilling International 9.500%, 02/15/28 (144A)	343,000	$346,430
Viper Energy, Inc. 5.375%, 11/01/27 (144A)	2,858,000	2,797,350
7.375%, 11/01/31 (144A)	1,040,000	1,081,159
Vital Energy, Inc. 7.875%, 04/15/32 (144A)	116,000	117,841
YPF SA 9.500%, 01/17/31 (144A)	372,000	380,200

		63,739,379

Packaging & Containers—0.1%
Amcor Finance USA, Inc. 5.625%, 05/26/33	275,000	282,398
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250%, 04/30/25 (144A)	1,176,000	1,136,051
Berry Global, Inc. 5.500%, 04/15/28 (h)	657,000	661,282
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/30 (144A) (h)	192,000	188,648
Mauser Packaging Solutions Holding Co. 7.875%, 08/15/26 (144A) †	736,000	749,801
Smurfit Kappa Treasury ULC 5.438%, 04/03/34 (144A)	725,000	725,276
Trivium Packaging Finance BV 5.500%, 08/15/26 (144A)	317,000	312,555

		4,056,011

Pharmaceuticals—0.7%
AbbVie, Inc. 4.300%, 05/14/36	363,000	340,812
4.500%, 05/14/35	836,000	803,676
4.550%, 03/15/35	3,178,000	3,071,682
5.050%, 03/15/34	3,927,000	3,975,674
Bayer U.S. Finance LLC 6.375%, 11/21/30 (144A) (h)	2,518,000	2,574,679
Becton Dickinson & Co. 4.669%, 06/06/47	411,000	368,297
5.110%, 02/08/34	280,000	277,891
Bristol-Myers Squibb Co. 5.550%, 02/22/54	992,000	1,020,157
CVS Health Corp. 2.700%, 08/21/40	629,000	436,675
4.250%, 04/01/50	669,000	542,095
5.125%, 07/20/45	1,096,000	1,010,007
5.625%, 02/21/53	342,000	335,865
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 05/19/33 (h)	2,154,000	2,120,793
5.300%, 05/19/53 (h)	1,912,000	1,900,976
Pfizer, Inc. 4.200%, 09/15/48	729,000	627,215
Takeda Pharmaceutical Co. Ltd. 2.050%, 03/31/30 (h)	1,581,000	1,340,605

		20,747,099

Pipelines—3.1%
Buckeye Partners LP 4.125%, 03/01/25 (144A)	130,000	127,017
4.350%, 10/15/24 (h)	500,000	494,260
Cameron LNG LLC 3.302%, 01/15/35 (144A)	2,908,000	2,419,775
3.402%, 01/15/38 (144A)	1,516,000	1,252,464
Cheniere Corpus Christi Holdings LLC 2.742%, 12/31/39	1,926,000	1,555,683
3.700%, 11/15/29	1,443,000	1,342,234
5.125%, 06/30/27	4,864,000	4,852,405
5.875%, 03/31/25	4,223,000	4,224,215
Cheniere Energy Partners LP 3.250%, 01/31/32	2,794,000	2,380,026
4.500%, 10/01/29 (h)	4,093,000	3,895,500
5.950%, 06/30/33	2,546,000	2,602,962
Cheniere Energy, Inc. 5.650%, 04/15/34 (144A) (h)	2,005,000	2,019,317
Energy Transfer LP 4.950%, 06/15/28	277,000	274,775
4.950%, 01/15/43	375,000	331,823
5.000%, 05/15/50	868,000	761,556
5.150%, 02/01/43	492,000	439,514
5.350%, 05/15/45	300,000	277,028
5.400%, 10/01/47	701,000	646,930
5.950%, 05/15/54	698,000	696,566
6.100%, 02/15/42	353,000	357,018
6.400%, 12/01/30	161,000	169,947
7.375%, 02/01/31 (144A)	6,270,000	6,558,545
Kinder Morgan Energy Partners LP 4.700%, 11/01/42	331,000	282,469
5.500%, 03/01/44	293,000	278,779
Kinder Morgan, Inc. 5.000%, 02/01/29	1,166,000	1,161,205
5.300%, 12/01/34	959,000	942,873
5.400%, 02/01/34	551,000	548,790
NGPL PipeCo LLC 3.250%, 07/15/31 (144A)	2,904,000	2,480,609
4.875%, 08/15/27 (144A)	1,672,000	1,630,944
7.768%, 12/15/37 (144A)	387,000	431,186
Northwest Pipeline LLC 4.000%, 04/01/27	3,295,000	3,199,065
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	4,708,000	4,694,232
5.625%, 03/01/25	6,751,000	6,745,096
5.750%, 05/15/24	109,000	108,967
5.875%, 06/30/26	5,188,000	5,228,943
5.900%, 09/15/37	1,947,000	2,021,920
Targa Resources Corp. 4.200%, 02/01/33	2,601,000	2,371,326
5.200%, 07/01/27	1,434,000	1,431,923
6.500%, 03/30/34	331,000	355,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%, 01/15/32	2,024,000	1,821,771
4.875%, 02/01/31	2,353,000	2,252,495
5.000%, 01/15/28	1,761,000	1,735,861
5.500%, 03/01/30 (h)	2,248,000	2,236,932

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Texas Eastern Transmission LP 3.500%, 01/15/28 (144A)	398,000	$374,569
Transcontinental Gas Pipe Line Co. LLC 3.950%, 05/15/50	592,000	467,981
4.000%, 03/15/28	1,524,000	1,468,169
4.600%, 03/15/48	1,751,000	1,550,157
7.850%, 02/01/26	1,607,000	1,666,982
Venture Global LNG, Inc. 8.125%, 06/01/28 (144A)	117,000	119,362

		85,287,817

Real Estate—0.2%
Five Point Operating Co. LP/Five Point Capital Corp. 10.500%, 01/15/28 (144A)	394,604	406,277
Howard Hughes Corp. 5.375%, 08/01/28 (144A) (h)	416,000	399,017
Lessen, Inc. 12.730%, SOFR + 8.500%, 01/05/28 † (a) (j) (k)	1,807,323	1,651,532
Resort Communities LoanCo. LP 12.000%, 2.000% PIK, 11/21/28 (i) (j) (k)	4,248,000	4,179,182

		6,636,008

Real Estate Investment Trusts—1.6%
American Tower Corp. 1.875%, 10/15/30	1,485,000	1,204,041
2.700%, 04/15/31	459,000	388,570
3.600%, 01/15/28	401,000	378,849
3.800%, 08/15/29	2,388,000	2,228,628
4.050%, 03/15/32	2,282,000	2,088,413
5.250%, 07/15/28	1,859,000	1,859,127
5.800%, 11/15/28 (h)	264,000	270,291
Crown Castle, Inc. 2.100%, 04/01/31	340,000	275,214
2.250%, 01/15/31 (h)	1,477,000	1,215,211
3.300%, 07/01/30	2,667,000	2,370,126
Equinix, Inc. 2.500%, 05/15/31 (h)	1,237,000	1,031,849
3.200%, 11/18/29	2,383,000	2,133,331
3.900%, 04/15/32	1,000,000	904,842
Extra Space Storage LP 5.500%, 07/01/30 (h)	610,000	616,228
GLP Capital LP/GLP Financing II, Inc. 3.250%, 01/15/32	3,400,000	2,862,215
4.000%, 01/15/30	3,044,000	2,779,043
4.000%, 01/15/31 (h)	3,141,000	2,802,765
5.300%, 01/15/29	3,271,000	3,216,322
5.750%, 06/01/28	2,074,000	2,075,533
6.750%, 12/01/33	1,132,000	1,193,076
Invitation Homes Operating Partnership LP 2.700%, 01/15/34	572,000	455,312
NNN REIT, Inc. 3.100%, 04/15/50	473,000	310,320
3.500%, 04/15/51	1,270,000	919,218
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/29 (144A) (h)	340,000	316,173

Real Estate Investment Trusts—(Continued)
Prologis LP 2.125%, 10/15/50	761,000	424,790
5.125%, 01/15/34	277,000	278,200
Realty Income Corp. 3.100%, 12/15/29 (h)	486,000	441,181
3.200%, 02/15/31	316,000	280,083
3.250%, 01/15/31	716,000	638,733
Service Properties Trust 4.500%, 03/15/25	237,000	231,548
5.500%, 12/15/27 (h)	71,000	67,680
7.500%, 09/15/25 (h)	680,000	689,166
8.625%, 11/15/31 (144A)	419,000	446,837
VICI Properties LP 4.750%, 02/15/28 (h)	2,147,000	2,093,751
4.950%, 02/15/30	4,039,000	3,905,934
VICI Properties LP/VICI Note Co., Inc. 3.750%, 02/15/27 (144A)	786,000	744,932
XHR LP 4.875%, 06/01/29 (144A)	52,000	48,145

		44,185,677

Retail—0.2%
Lowe’s Cos., Inc. 2.625%, 04/01/31	955,000	821,759
2.800%, 09/15/41	1,523,000	1,082,519
4.500%, 04/15/30 (h)	700,000	684,465
5.800%, 10/15/36	286,000	298,629
McDonald’s Corp. 3.875%, 02/20/31 (EUR)	1,200,000	1,328,635
Sally Holdings LLC/Sally Capital, Inc. 6.750%, 03/01/32	258,000	255,983

		4,471,990

Semiconductors—0.3%
Broadcom, Inc. 3.137%, 11/15/35 (144A)	3,646,000	2,945,608
3.469%, 04/15/34 (144A)	320,000	274,211
4.150%, 04/15/32 (144A)	1,178,000	1,092,876
Intel Corp. 3.050%, 08/12/51	416,000	280,406
5.050%, 08/05/62	391,000	367,687
5.150%, 02/21/34	416,000	416,948
KLA Corp. 3.300%, 03/01/50	1,095,000	803,759
4.950%, 07/15/52	290,000	279,516
5.000%, 03/15/49	318,000	308,942
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%, 05/11/31	835,000	699,111
Texas Instruments, Inc. 2.700%, 09/15/51	914,000	595,419

		8,064,483

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	2,425,000	2,117,313

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Shipbuilding—(Continued)
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27	569,000	$534,460

		2,651,773

Software—0.3%
Autodesk, Inc. 3.500%, 06/15/27	287,000	274,574
Cloud Software Group, Inc. 9.000%, 09/30/29 (144A)	128,000	122,767
Oracle Corp. 3.600%, 04/01/40	347,000	273,531
3.600%, 04/01/50	943,000	681,295
3.650%, 03/25/41	407,000	319,575
3.800%, 11/15/37	2,462,000	2,064,461
3.950%, 03/25/51	560,000	426,684
4.125%, 05/15/45	344,000	277,677
4.375%, 05/15/55	2,174,000	1,749,646
4.500%, 07/08/44	1,208,000	1,032,605
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	61,000	52,809

		7,275,624

Telecommunications—1.9%
AT&T, Inc. 2.550%, 12/01/33 (h)	622,000	498,207
3.500%, 09/15/53	239,000	168,620
3.650%, 06/01/51	1,738,000	1,275,930
3.650%, 09/15/59	5,236,000	3,645,365
3.800%, 12/01/57	4,879,000	3,532,503
Cisco Systems, Inc. 4.950%, 02/26/31	2,205,000	2,224,461
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	206,000	179,158
CommScope, Inc. 6.000%, 03/01/26 (144A) (h)	153,000	139,995
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A) (n)	242,322	52,237
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S. 12.000%, 3.000% PIK, 05/25/27 (i)	121,607	119,566
Digicel Midco Ltd./Difl U.S. II LLC 10.500%, 11.000% PIK, 11/25/28 (i)	79,779	63,634
Kenbourne Invest SA 4.700%, 01/22/28 (144A) †	210,000	74,554
6.875%, 11/26/24 (144A) †	310,000	147,932
Level 3 Financing, Inc. 4.625%, 09/15/27 (144A)	426,000	283,290
Level 3 New Money TSA 11.000%, 11/15/29 (144A)	718,018	746,739
Motorola Solutions, Inc. 5.600%, 06/01/32	3,602,000	3,651,122
Rogers Communications, Inc. 5.300%, 02/15/34 (h)	1,649,000	1,634,290
Sprint LLC
7.125%, 06/15/24	3,629,000	3,635,216

Telecommunications—(Continued)
Sprint LLC
7.625%, 02/15/25	4,116,000	4,164,647
7.625%, 03/01/26	6,469,000	6,683,376
T-Mobile USA, Inc. 3.875%, 04/15/30	4,509,000	4,223,952
5.050%, 07/15/33	3,086,000	3,052,499
5.150%, 04/15/34	277,000	276,073
Telefonica Emisiones SA 4.055%, 01/24/36 (EUR)	700,000	768,464
Verizon Communications, Inc.
1.750%, 01/20/31	2,777,000	2,254,169
2.355%, 03/15/32 (h)	6,690,000	5,497,816
2.550%, 03/21/31	624,000	533,096
2.850%, 09/03/41	1,234,000	888,332
3.000%, 11/20/60	1,200,000	748,303
4.272%, 01/15/36	695,000	638,569
4.400%, 11/01/34 (h)	584,000	550,525
5.850%, 09/15/35	293,000	308,665
VF Ukraine PAT via VFU Funding PLC 6.200%, 02/11/25 (144A)	147,000	121,275
Zayo Group Holdings, Inc. 4.000%, 03/01/27 (144A) (h)	195,000	160,513

		52,943,093

Transportation—0.2%
Burlington Northern Santa Fe LLC 2.875%, 06/15/52	1,082,000	708,449
3.050%, 02/15/51	458,000	314,378
3.300%, 09/15/51	519,000	373,153
Norfolk Southern Corp. 3.050%, 05/15/50	1,106,000	748,031
4.050%, 08/15/52	451,000	360,853
Union Pacific Corp. 2.973%, 09/16/62	582,000	364,329
3.839%, 03/20/60	1,276,000	979,718
3.850%, 02/14/72 (h)	690,000	514,454
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	575,106	553,043

		4,916,408

Total Corporate Bonds & Notes (Cost $744,995,388)		745,149,807

Asset-Backed Securities—10.2%

Asset-Backed - Home Equity—0.9%
Ace Securities Corp.
Zero Coupon, 08/15/30	614,343	538,029
ACE Securities Corp. Home Equity Loan Trust 5.704%, 1M TSFR + 0.374%, 05/25/37 (a)	998,153	166,147
Argent Mortgage Loan Trust 5.924%, 1M TSFR + 0.594%, 05/25/35 (a)	1,736,805	1,367,143
Bayview Financial Revolving Asset Trust 6.445%, 1M TSFR + 1.114%, 05/28/39 (144A) (a)	3,316,723	2,730,108
6.445%, 1M TSFR + 1.114%, 12/28/40 (144A) (a)	123,225	126,850

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bear Stearns Asset-Backed Securities I Trust 5.794%, 1M TSFR + 0.464%, 04/25/37 (a)	2,511,127	$2,602,332
6.250%, 12/25/35 (l)	1,190,470	1,100,227
6.250%, 02/25/36 (l)	1,419,514	1,373,670
7.169%, 1M TSFR + 1.839%, 08/25/34 (a)	7,737	7,463
Bear Stearns Asset-Backed Securities Trust 6.004%, 1M TSFR + 0.674%, 04/25/36 (a)	2,034,528	1,832,657
7.385%, 1M TSFR + 5.364%, 06/25/35 (a)	2,142,000	2,139,110
Bear Stearns Structured Products Trust 7.444%, 1M TSFR + 2.114%, 03/25/37 (144A) (a)	1,188,992	1,164,974
Citigroup Mortgage Loan Trust, Inc. 5.644%, 1M TSFR + 0.314%, 05/25/37 (a)	1,612,012	1,066,140
5.714%, 1M TSFR + 0.384%, 05/25/37 (a)	732,247	484,327
CSMC Trust 2.465%, 09/27/66 (144A) (a)	2,781,215	2,747,505
CWHEQ Home Equity Loan Trust 6.155%, 06/25/35	34,399	56,146
GSAA Home Equity Trust 5.772%, 11/25/36 (a)	160,024	47,601
Home Equity Mortgage Loan Asset-Backed Trust 4.025%, 1M TSFR + 2.139%, 07/25/34 (a)	114,613	109,662
Home Equity Mortgage Trust 5.867%, 07/25/36 (l)	460,145	47,701
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (l)	36,493	36,163
MASTR Asset-Backed Securities Trust 5.724%, 1M TSFR + 0.394%, 05/25/37 (a)	621,846	486,188
5.964%, 1M TSFR + 0.634%, 06/25/36 (144A) (a)	315,911	283,791
Morgan Stanley Mortgage Loan Trust 6.463%, 01/25/47 (l)	3,237,221	1,142,631
6.512%, 10/25/36 (l)	274,657	66,489
Option One Mortgage Loan Trust 5.654%, 1M TSFR + 0.324%, 03/25/37 (a)	930,000	747,098
5.820%, 03/25/37 (l)	746,139	647,403
5.866%, 01/25/37 (l)	2,257,091	1,868,185
Yale Mortgage Loan Trust 5.844%, 1M TSFR + 0.514%, 06/25/37 (144A) (a)	707,614	223,287

		25,209,027

Asset-Backed - Manufactured Housing—0.4%
Bank of America Manufactured Housing Contract Trust 7.070%, 02/10/22 (a)	470,000	91,187
7.291%, 12/10/25 (a)	4,000,000	617,006
BCMSC Trust 7.575%, 06/15/30 (a)	1,270,292	133,253
7.830%, 06/15/30 (a)	1,178,847	127,823
8.290%, 06/15/30 (a)	850,435	97,630
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (a)	1,592,875	1,528,050
Conseco Finance Corp. 6.830%, 04/01/30 (a)	1,368,796	1,285,274
7.500%, 03/01/30 (a)	354,302	110,387
7.860%, 03/01/30 (a)	330,838	107,723
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	221,631

Asset-Backed - Manufactured Housing—(Continued)
Conseco Finance Securitizations Corp.
8.060%, 09/01/29 (a)	586,391	105,315
8.200%, 05/01/31	1,604,918	417,190
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (a)	245,170	244,721
Credit-Based Asset Servicing & Securitization LLC 6.750%, 10/25/36 (144A) (l)	3,973,603	3,000,520
GreenPoint Manufactured Housing 8.290%, 12/15/29 (a)	19,205	19,161
9.230%, 12/15/29 (a)	356,371	346,560
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (a)	616,359	617,710
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (a)	154,747	76,805
7.620%, 06/15/32 (a)	774,257	752,694
Origen Manufactured Housing Contract Trust 6.640%, 1M SOFR + 1.314%, 10/15/37 (144A) (a)	143,577	140,574
7.820%, 03/15/32 (a)	192,705	187,636

		10,228,850

Asset-Backed - Other—8.2%
510 Loan Acquisition Trust 8.107%, 09/25/60 (144A) (l)	728,972	720,355
522 Funding CLO Ltd. 7.979%, 3M TSFR + 2.662%, 04/20/30 (144A) (a)	625,000	625,021
9.229%, 3M TSFR + 3.912%, 04/20/30 (144A) (a)	360,000	360,070
AGL CLO 12 Ltd. 6.739%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	1,310,000	1,310,761
AGL CLO 14 Ltd. 6.729%, 3M TSFR + 1.412%, 12/02/34 (144A) (a)	1,330,000	1,330,549
7.229%, 3M TSFR + 1.912%, 12/02/34 (144A) (a)	250,000	250,966
AGL Core CLO 15 Ltd. 6.729%, 3M TSFR + 1.412%, 01/20/35 (144A) (a)	250,000	250,065
AGL Core CLO 4 Ltd. 6.649%, 3M TSFR + 1.332%, 04/20/33 (144A) (a)	860,000	860,481
AIMCO CLO 7.178%, 3M TSFR + 1.862%, 10/17/34 (144A) (a)	250,000	250,008
AIMCO CLO 11 Ltd. 7.178%, 3M TSFR + 1.862%, 10/17/34 (144A) (a)	330,000	331,313
Allegro CLO II-S Ltd. 6.659%, 3M TSFR + 1.342%, 10/21/28 (144A) (a)	378,421	378,487
Allegro CLO V Ltd. 7.026%, 3M TSFR + 1.712%, 10/16/30 (144A) (a)	250,000	249,383
ALM Ltd. 7.426%, 3M TSFR + 2.112%, 10/15/29 (144A) (a)	1,220,000	1,224,924
Anchorage Capital CLO 17 Ltd. 6.746%, 3M TSFR + 1.432%, 07/15/34 (144A) (a)	1,890,000	1,891,100
Anchorage Capital CLO 3-R Ltd. 7.081%, 3M TSFR + 1.762%, 01/28/31 (144A) (a)	1,270,000	1,269,007
7.431%, 3M TSFR + 2.112%, 01/28/31 (144A) (a)	250,000	249,607
Anchorage Capital CLO 6 Ltd. 1.000%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	890,000	890,157
6.626%, 3M TSFR + 1.312%, 07/15/30 (144A) (a)	418,122	417,928
7.326%, 3M TSFR + 2.100%, 04/22/34 (144A) (a)	540,000	540,095
Anchorage Capital CLO 7 Ltd.
6.671%, 3M TSFR + 1.352%, 01/28/31 (144A) (a)	694,407	694,301

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Anchorage Capital CLO 7 Ltd.
7.331%, 3M TSFR + 2.012%, 01/28/31 (144A) (a)	1,480,000	$1,480,053
9.081%, 3M TSFR + 3.762%, 01/28/31 (144A) (a)	250,000	246,485
Anchorage Capital CLO 8 Ltd. 7.381%, 3M TSFR + 2.062%, 10/27/34 (144A) (a)	1,050,000	1,058,868
Anchorage Capital CLO Ltd. 6.826%, 3M TSFR + 1.512%, 10/13/30 (144A) (a)	418,737	419,200
7.726%, 3M TSFR + 2.412%, 10/13/30 (144A) (a)	590,000	589,760
Apidos CLO XXII Ltd. 7.079%, 3M TSFR + 1.762%, 04/20/31 (144A) (a)	250,000	249,993
Apidos CLO XXV Ltd. 7.108%, 3M TSFR + 1.800%, 10/20/31 (144A) (a)	650,000	650,114
Apidos CLO XXVI Ltd. 7.510%, 3M TSFR + 2.212%, 07/18/29 (144A) (a)	250,000	249,170
ARES European CLO XII DAC 5.670%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	317,558
ARES LII CLO Ltd. 6.629%, 3M TSFR + 1.312%, 04/22/31 (144A) (a)	1,330,000	1,331,138
ARES LIX CLO Ltd. 6.616%, 3M TSFR + 1.292%, 04/25/34 (144A) (a)	250,000	248,279
ARES LVI CLO Ltd. 6.746%, 3M TSFR + 1.422%, 10/25/34 (144A) (a)	350,000	350,405
ARES XXXVII CLO Ltd. 6.746%, 3M TSFR + 1.432%, 10/15/30 (144A) (a)	299,336	299,392
Argent Securities Trust 5.744%, 1M TSFR + 0.414%, 07/25/36 (a)	540,692	137,276
Arm Master Trust LLC Agricultural Loan Backed Notes 2.430%, 11/15/27 (144A)	370,000	355,789
Armada Euro CLO III DAC 7.242%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (a)	250,000	269,726
ASSURANT CLO Ltd. 6.619%, 3M TSFR + 1.302%, 04/20/31 (144A) (a)	386,839	386,919
Avoca CLO XXII DAC 5.242%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	157,135
6.842%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	260,627
Bain Capital Credit CLO Ltd. 7.079%, 3M TSFR + 1.762%, 07/20/30 (144A) (a)	250,000	249,621
7.171%, 3M TSFR + 1.862%, 07/19/31 (144A) (a)	250,000	249,581
8.680%, 3M TSFR + 3.362%, 07/24/34 (144A) (a)	250,000	242,494
Ballyrock CLO Ltd. 11.729%, 3M TSFR + 6.412%, 10/20/31 (144A) (a)	250,000	248,146
Bankers Healthcare Group Securitization Trust 5.170%, 09/17/31 (144A)	100,000	96,929
Bardot CLO Ltd. 8.579%, 3M TSFR + 3.262%, 10/22/32 (144A) (a)	250,000	248,898
Barings CLO Ltd. 6.649%, 3M TSFR + 1.332%, 04/20/31 (144A) (a)	250,000	250,131
6.769%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	633,554	634,354
6.979%, 3M TSFR + 1.662%, 01/20/31 (144A) (a)	250,000	250,011
Battalion CLO 18 Ltd. 7.326%, 3M TSFR + 2.012%, 10/15/36 (144A) (a)	298,000	297,860
Battalion CLO VIII Ltd. 6.630%, 3M TSFR + 1.332%, 07/18/30 (144A) (a)	979,162	979,482
7.110%, 3M TSFR + 1.812%, 07/18/30 (144A) (a)	642,000	642,092

Asset-Backed - Other—(Continued)
Battalion CLO XI Ltd. 7.300%, 3M TSFR + 1.982%, 04/24/34 (144A) (a)	250,000	248,845
Battalion CLO XX Ltd. 6.756%, 3M TSFR + 1.442%, 07/15/34 (144A) (a)	730,000	727,674
Benefit Street Partners CLO V-B Ltd. 6.669%, 3M TSFR + 1.352%, 04/20/31 (144A) (a)	933,090	933,819
Benefit Street Partners CLO VIII Ltd. 6.679%, 3M TSFR + 1.362%, 01/20/31 (144A) (a)	1,558,583	1,560,278
Benefit Street Partners CLO XII Ltd. 7.576%, 3M TSFR + 2.262%, 10/15/30 (144A) (a)	270,000	269,784
Benefit Street Partners CLO XX Ltd. 12.326%, 3M TSFR + 7.012%, 07/15/34 (144A) (a)	250,000	250,529
BHG Securitization Trust 2.240%, 10/17/34 (144A)	130,000	115,246
Birch Grove CLO 3 Ltd. 7.371%, 3M TSFR + 2.062%, 01/19/35 (144A) (a)	250,000	250,058
BlueMountain CLO Ltd. 6.759%, 3M TSFR + 1.442%, 10/22/30 (144A) (a)	434,890	435,216
7.175%, 3M TSFR + 1.850%, 10/25/30 (144A) (a)	970,000	969,019
7.269%, 3M TSFR + 1.962%, 08/15/31 (144A) (a)	250,000	249,583
BlueMountain CLO XXII Ltd. 7.076%, 3M TSFR + 1.762%, 07/15/31 (144A) (a)	660,000	660,632
BlueMountain CLO XXVIII Ltd. 6.836%, 3M TSFR + 1.522%, 04/15/34 (144A) (a)	100,000	100,130
BlueMountain EUR CLO DAC 5.692%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	594,245
Bridge Street CLO II Ltd. 6.809%, 3M TSFR + 1.492%, 07/20/34 (144A) (a)	250,000	249,856
Buttermilk Park CLO Ltd. 6.676%, 3M TSFR + 1.362%, 10/15/31 (144A) (a)	246,979	247,282
C-BASS Trust 5.764%, 1M TSFR + 0.434%, 10/25/36 (a)	153,992	99,184
Canyon Capital CLO Ltd. 6.676%, 3M TSFR + 1.362%, 04/15/32 (144A) (a)	460,000	460,213
Canyon CLO Ltd. 7.276%, 3M TSFR + 1.962%, 01/15/34 (144A) (a)	290,000	289,221
Carlyle Global Market Strategies CLO Ltd. 6.548%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	815,477	815,549
Carlyle U.S. CLO Ltd. 6.736%, 3M TSFR + 1.422%, 07/15/34 (144A) (a)	610,000	610,293
6.756%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	1,182,706	1,182,439
7.009%, 3M TSFR + 1.692%, 07/20/29 (144A) (a)	520,000	519,315
Carrington Mortgage Loan Trust 5.604%, 1M TSFR + 0.274%, 10/25/36 (a)	120,882	116,950
CBAM Ltd. 6.829%, 3M TSFR + 1.512%, 07/20/30 (144A) (a)	1,248,880	1,249,078
6.978%, 3M TSFR + 1.662%, 04/17/31 (144A) (a)	250,000	248,268
Cedar Funding II CLO Ltd. 6.659%, 3M TSFR + 1.342%, 04/20/34 (144A) (a)	535,000	534,978
6.929%, 3M TSFR + 1.612%, 04/20/34 (144A) (a)	510,000	502,865
Cedar Funding IX CLO Ltd. 6.559%, 3M TSFR + 1.242%, 04/20/31 (144A) (a)	331,548	331,859
Cedar Funding V CLO Ltd. 6.678%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	711,577	711,945

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cedar Funding VI CLO Ltd. 6.629%, 3M TSFR + 1.312%, 04/20/34 (144A) (a)	3,020,000	$3,017,351
Cedar Funding VIII CLO Ltd. 7.228%, 3M TSFR + 1.912%, 10/17/34 (144A) (a)	460,000	459,331
Cedar Funding XI CLO Ltd. 6.955%, 3M TSFR + 1.612%, 05/29/32 (144A) (a)	250,000	248,663
Cedar Funding XIV CLO Ltd. 7.176%, 3M TSFR + 1.862%, 07/15/33 (144A) (a)	250,000	249,755
Chase Funding Trust 6.333%, 04/25/32 (l)	17,639	17,542
CIFC Funding Ltd. 6.560%, 3M TSFR + 1.262%, 04/18/31 (144A) (a)	1,184,444	1,185,097
6.626%, 3M TSFR + 1.312%, 07/15/33 (144A) (a)	1,100,000	1,100,570
6.709%, 3M TSFR + 1.392%, 10/20/34 (144A) (a)	1,190,000	1,190,242
6.716%, 3M TSFR + 1.402%, 07/15/34 (144A) (a)	280,000	280,394
6.726%, 3M TSFR + 1.412%, 07/15/36 (144A) (a)	250,000	250,120
6.830%, 3M TSFR + 1.550%, 04/21/37 (144A) (a)	1,170,000	1,170,537
6.960%, 3M TSFR + 1.662%, 01/18/31 (144A) (a)	330,000	329,858
7.136%, 3M TSFR + 1.812%, 04/25/33 (144A) (a)	440,000	440,176
7.181%, 3M TSFR + 1.862%, 04/27/31 (144A) (a)	250,000	249,811
7.226%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	249,998
7.229%, 3M TSFR + 1.912%, 10/20/34 (144A) (a)	250,000	250,982
7.326%, 3M TSFR + 2.012%, 07/16/30 (144A) (a)	250,000	249,987
7.378%, 3M TSFR + 2.062%, 10/17/31 (144A) (a)	270,000	270,054
Citigroup Mortgage Loan Trust, Inc. 5.614%, 1M TSFR + 0.284%, 07/25/45 (a)	546,994	384,259
9.194%, 1M TSFR + 3.864%, 07/25/37 (a)	4,602,562	3,952,542
Clear Creek CLO Ltd. 6.779%, 3M TSFR + 1.462%, 10/20/30 (144A) (a)	120,772	120,851
Clontarf Park CLO DAC 6.934%, 3M EURIBOR + 3.050%, 08/05/30 (EUR) (a)	310,000	333,725
Clover CLO LLC 6.699%, 3M TSFR + 1.382%, 04/20/32 (144A) (a)	250,000	250,264
Countrywide Asset-Backed Certificates Trust 4.552%, 04/25/36 (a)	686,432	589,690
5.764%, 1M TSFR + 0.434%, 09/25/46 (a)	256	255
Credit-Based Asset Servicing & Securitization LLC 3.053%, 12/25/36 (l)	139,098	115,116
CVC Cordatus Loan Fund IV DAC 5.243%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	263,038
CWABS Asset-Backed Certificates Trust 5.864%, 1M TSFR + 0.534%, 04/25/46 (a)	523,872	361,187
CWHEQ Revolving Home Equity Loan Trust 5.590%, 1M TSFR + 0.264%, 11/15/36 (a)	112,724	110,612
5.620%, 1M TSFR + 0.294%, 05/15/35 (a)	39,129	38,932
Diameter Capital CLO 1 Ltd. 6.816%, 3M TSFR + 1.502%, 07/15/36 (144A) (a)	250,000	250,109
Dryden 42 Senior Loan Fund 7.126%, 3M TSFR + 1.812%, 07/15/30 (144A) (a)	250,000	249,905
Dryden 43 Senior Loan Fund 6.619%, 3M TSFR + 1.302%, 04/20/34 (144A) (a)	910,000	910,193
Dryden 45 Senior Loan Fund 7.276%, 3M TSFR + 1.962%, 10/15/30 (144A) (a)	540,000	539,467
Dryden 53 CLO Ltd. 6.696%, 3M TSFR + 1.382%, 01/15/31 (144A) (a)	5,474,245	5,478,739

Asset-Backed - Other—(Continued)
Dryden 65 CLO Ltd. 7.160%, 3M TSFR + 1.862%, 07/18/30 (144A) (a)	250,000	249,585
Dryden 68 CLO Ltd. 7.276%, 3M TSFR + 1.962%, 07/15/35 (144A) (a)	250,000	249,638
Dryden 77 CLO Ltd. 6.701%, 3M TSFR + 1.382%, 05/20/34 (144A) (a)	610,000	610,211
Dryden 87 CLO Ltd. 6.681%, 3M TSFR + 1.362%, 05/20/34 (144A) (a)	400,000	400,280
Dryden XXVIII Senior Loan Fund 6.769%, 3M TSFR + 1.462%, 08/15/30 (144A) (a)	1,874,371	1,875,777
Eaton Vance CLO Ltd. 7.776%, 3M TSFR + 2.462%, 10/15/30 (144A) (a)	710,000	708,236
Elmwood CLO 27 Ltd. 11.000%, 3M TSFR + 1.950%, 04/18/37 (144A) (a)	250,000	250,045
Elmwood CLO II Ltd. 6.729%, 3M TSFR + 1.412%, 04/20/34 (144A) (a)	750,000	750,646
7.229%, 3M TSFR + 1.912%, 04/20/34 (144A) (a)	250,000	250,255
12.379%, 3M TSFR + 7.062%, 04/20/34 (144A) (a)	250,000	248,226
Elmwood CLO X Ltd. 6.619%, 3M TSFR + 1.302%, 10/20/34 (144A) (a)	1,220,000	1,219,721
7.529%, 3M TSFR + 2.212%, 10/20/34 (144A) (a)	250,000	248,869
Elmwood CLO XII Ltd. 6.729%, 3M TSFR + 1.412%, 01/20/35 (144A) (a)	250,000	249,934
Equity One Mortgage Pass-Through Trust 5.459%, 12/25/33 (a)	2,987,903	2,330,963
Euro-Galaxy III CLO DAC 7.195%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	310,522
Fairstone Financial Issuance Trust I 3.735%, 10/20/39 (144A) (CAD)	323,000	226,316
Fidelity Grand Harbour CLO DAC 7.542%, 3M EURIBOR + 3.600%, 10/15/34 (144A) (EUR) (a)	250,000	265,033
First Franklin Mortgage Loan Trust 5.594%, 1M TSFR + 0.264%, 12/25/36 (a)	1,447,620	1,187,768
5.684%, 1M TSFR + 0.354%, 10/25/36 (a)	137,134	88,941
5.724%, 1M TSFR + 0.394%, 12/25/36 (a)	3,692,017	1,510,206
5.864%, 1M TSFR + 0.534%, 12/25/36 (a)	6,791,696	2,788,319
Flatiron CLO 18 Ltd. 6.528%, 3M TSFR + 1.212%, 04/17/31 (144A) (a)	207,055	207,212
Flatiron CLO 20 Ltd. 7.220%, 3M TSFR + 1.920%, 05/20/36 (144A) (a)	250,000	250,045
Flatiron CLO 21 Ltd. 6.681%, 3M TSFR + 1.372%, 07/19/34 (144A) (a)	2,390,000	2,391,883
Foundation Finance Trust 2.190%, 01/15/42 (144A)	544,161	500,418
Fremont Home Loan Trust 5.724%, 1M TSFR + 0.394%, 02/25/37 (a)	637,061	479,558
FS Rialto Issuer LLC 6.691%, 1M TSFR + 1.364%, 11/16/36 (144A) (a)	537,568	534,751
Galaxy XXII CLO Ltd. 6.776%, 3M TSFR + 1.462%, 04/16/34 (144A) (a)	660,000	660,053
Galaxy XXVIII CLO Ltd. 6.676%, 3M TSFR + 1.362%, 07/15/31 (144A) (a)	221,803	222,018
7.176%, 3M TSFR + 1.862%, 07/15/31 (144A) (a)	250,000	249,906

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Generate CLO 6 Ltd. 9.079%, 3M TSFR + 3.762%, 01/22/35 (144A) (a)	250,000	$250,065
Gilbert Park CLO Ltd. 8.526%, 3M TSFR + 3.212%, 10/15/30 (144A) (a)	861,000	858,551
GoldenTree Loan Management U.S. CLO 1 Ltd. 6.709%, 3M TSFR + 1.392%, 10/20/34 (144A) (a)	910,000	910,471
GoldenTree Loan Management U.S. CLO 12 Ltd. 7.268%, 3M TSFR + 1.950%, 04/20/34 (144A) (a)	460,000	462,157
Goldman Home Improvement Trust Issuer Trust 1.970%, 06/25/51 (144A)	397,011	363,554
Gracie Point International Funding LLC 7.308%, SOFR90A + 1.950%, 09/01/26 (144A) (a)	366,412	368,827
Grippen Park CLO Ltd. 8.879%, 3M TSFR + 3.562%, 01/20/30 (144A) (a)	250,000	248,808
Henley CLO IV DAC 5.298%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	105,720
Highbridge Loan Management 6.740%, 3M TSFR + 1.442%, 07/18/29 (144A) (a)	189,076	189,126
Home Partners of America Trust 3.799%, 12/17/26 (144A)	1,361,398	1,217,202
HPS Loan Management Ltd. 6.534%, 3M TSFR + 1.262%, 02/05/31 (144A) (a)	753,187	753,238
6.719%, 3M TSFR + 1.402%, 04/20/34 (144A) (a)	1,160,000	1,160,000
Invesco Euro CLO V DAC 7.742%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	105,749
Knollwood CDO Ltd. 8.791%, SOFR + 3.462%, 01/10/39 (144A) † (a)	1,210,583	121
LCM 26 Ltd. 6.649%, 3M TSFR + 1.332%, 01/20/31 (144A) (a)	1,712,451	1,713,659
LCM 29 Ltd. 6.646%, 3M TSFR + 1.332%, 04/15/31 (144A) (a)	250,000	250,061
Lehman ABS Mortgage Loan Trust 5.534%, 1M TSFR + 0.204%, 06/25/37 (144A) (a)	125,248	81,278
Lendmark Funding Trust 8.690%, 05/20/33 (144A)	327,000	337,813
Loanpal Solar Loan Ltd. 2.290%, 01/20/48 (144A)	789,118	632,994
2.750%, 07/20/47 (144A)	836,413	674,586
Logan CLO I Ltd. 6.739%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	730,000	730,783
Long Beach Mortgage Loan Trust 5.744%, 1M TSFR + 0.414%, 06/25/36 (a)	452,667	209,510
5.764%, 1M TSFR + 0.434%, 08/25/36 (a)	506,209	199,118
Madison Park Euro Funding XVI DAC 7.142%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (a)	250,000	264,689
Madison Park Funding LXVII Ltd. 7.027%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	640,000	640,330
Madison Park Funding XIII Ltd. 6.521%, 3M TSFR + 1.212%, 04/19/30 (144A) (a)	778,673	779,036
Madison Park Funding XIX Ltd. 6.918%, 3M TSFR + 1.600%, 01/22/37 (144A) (a)	1,094,000	1,097,720
Madison Park Funding XLV Ltd. 6.696%, 3M TSFR + 1.382%, 07/15/34 (144A) (a)	790,000	790,325
Madison Park Funding XVIII Ltd. 6.519%, 3M TSFR + 1.202%, 10/21/30 (144A) (a)	4,869,760	4,870,418

Asset-Backed - Other—(Continued)
Madison Park Funding XXII Ltd. 7.176%, 3M TSFR + 1.862%, 01/15/33 (144A) (a)	250,000	249,852
Madison Park Funding XXIII Ltd. 7.581%, 3M TSFR + 2.262%, 07/27/31 (144A) (a)	250,000	248,932
Madison Park Funding XXV Ltd. 7.236%, 3M TSFR + 1.912%, 04/25/29 (144A) (a)	250,000	250,016
Madison Park Funding XXVI Ltd. 6.781%, 3M LIBOR + 1.462%, 07/29/30 (144A) (a)	1,912,789	1,914,977
Madison Park Funding XXXVII Ltd. 6.646%, 3M TSFR + 1.332%, 07/15/33 (144A) (a)	350,000	350,294
Madison Park Funding XXXVIII Ltd. 6.698%, 3M TSFR + 1.382%, 07/17/34 (144A) (a)	860,000	860,519
Marble Point CLO XI Ltd. 6.740%, 3M TSFR + 1.442%, 12/18/30 (144A) (a)	418,834	419,193
Mariner Finance Issuance Trust 4.010%, 07/20/32 (144A)	151,846	151,441
4.680%, 11/20/36 (144A)	400,000	336,512
Merrill Lynch First Franklin Mortgage Loan Trust 5.924%, 1M TSFR + 0.594%, 05/25/37 (a)	7,378,503	5,152,156
Mill City Solar Loan Ltd. 3.690%, 07/20/43 (144A)	945,616	845,520
Mosaic Solar Loan Trust 2.100%, 04/20/46 (144A)	127,567	110,510
2.880%, 09/20/40 (144A)	107,644	95,792
MP CLO III Ltd. 6.829%, 3M TSFR + 1.512%, 10/20/30 (144A) (a)	635,837	636,156
Neuberger Berman CLO XVI-S Ltd. 6.616%, 3M TSFR + 1.302%, 04/15/34 (144A) (a)	440,000	438,521
Neuberger Berman Loan Advisers CLO 26 Ltd. 6.480%, 3M TSFR + 1.182%, 10/18/30 (144A) (a)	1,663,710	1,663,233
Neuberger Berman Loan Advisers CLO 32 Ltd. 6.971%, 3M TSFR + 1.662%, 01/20/32 (144A) (a)	250,000	249,386
Neuberger Berman Loan Advisers CLO 37 Ltd. 7.029%, 3M TSFR + 1.712%, 07/20/31 (144A) (a)	250,000	249,750
Neuberger Berman Loan Advisers CLO 42 Ltd. 6.676%, 3M TSFR + 1.362%, 07/16/35 (144A) (a)	680,000	680,205
Neuberger Berman Loan Advisers CLO 46 Ltd. 7.229%, 3M TSFR + 1.912%, 01/20/36 (144A) (a)	250,000	250,002
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.844%, 1M TSFR + 0.514%, 10/25/36 (144A) (a)	59,187	68,895
Oak Hill European Credit Partners V DAC 5.870%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (a)	250,000	267,265
Oceana Trust 12.000%, 07/31/25 (AUD) † (j) (k)	304,000	198,478
12.500%, 07/31/26 (AUD) † (j) (k)	456,000	299,024
12.500%, 07/31/27 (AUD) † (j) (k)	759,000	500,191
OCP CLO Ltd. 6.587%, 3M TSFR + 1.262%, 04/10/33 (144A) (a)	250,000	249,812
6.666%, 3M TSFR + 1.342%, 04/26/31 (144A) (a)	148,197	148,203
6.669%, 3M TSFR + 1.352%, 07/20/32 (144A) (a)	500,000	500,344
6.759%, 3M TSFR + 1.442%, 12/02/34 (144A) (a)	330,000	330,286
6.986%, 3M TSFR + 1.662%, 04/26/31 (144A) (a)	180,000	179,817
7.531%, 3M TSFR + 2.212%, 11/20/30 (144A) (a)	250,000	250,001
Octagon 57 Ltd. 7.226%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	249,516

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners 18-R Ltd. 6.536%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	1,901,812	$1,903,193
Octagon Investment Partners 33 Ltd. 6.769%, 3M TSFR + 1.452%, 01/20/31 (144A) (a)	209,978	210,152
Octagon Investment Partners 37 Ltd. 7.166%, 3M TSFR + 1.842%, 07/25/30 (144A) (a)	250,000	250,056
Octagon Investment Partners 39 Ltd. 7.133%, 3M TSFR + 1.800%, 10/20/30 (144A) (a)	860,000	859,991
Octagon Investment Partners 51 Ltd. 6.729%, 3M TSFR + 1.412%, 07/20/34 (144A) (a)	1,170,000	1,170,696
Octagon Investment Partners XV Ltd. 6.921%, 3M TSFR + 1.612%, 07/19/30 (144A) (a)	250,000	248,669
Octagon Investment Partners XVI Ltd. 6.598%, 3M TSFR + 1.282%, 07/17/30 (144A) (a)	3,197,328	3,200,426
Octagon Investment Partners XVII Ltd. 6.586%, 3M TSFR + 1.262%, 01/25/31 (144A) (a)	2,975,748	2,978,351
OHA Credit Funding 2 Ltd. 6.729%, 3M TSFR + 1.412%, 04/21/34 (144A) (a)	2,340,000	2,341,048
OHA Credit Funding 3 Ltd. 6.719%, 3M TSFR + 1.402%, 07/02/35 (144A) (a)	550,000	550,243
7.229%, 3M TSFR + 1.912%, 07/02/35 (144A) (a)	343,000	343,353
OHA Credit Funding 4 Ltd. 6.729%, 3M TSFR + 1.412%, 10/22/36 (144A) (a)	250,000	250,375
OHA Credit Funding 9 Ltd. 7.271%, 3M TSFR + 1.962%, 07/19/35 (144A) (a)	350,000	351,285
OHA Credit Partners XII Ltd. 5.840%, 3M TSFR + 1.950%, 04/23/37 (144A) (a)	250,000	250,000
OHA Loan Funding Ltd. 6.624%, 3M TSFR + 1.302%, 05/23/31 (144A) (a)	5,574,144	5,580,024
OZLM Funding IV Ltd. 6.829%, 3M TSFR + 1.512%, 10/22/30 (144A) (a)	4,465,272	4,464,383
OZLM XVIII Ltd. 6.596%, 3M TSFR + 1.282%, 04/15/31 (144A) (a)	402,647	403,015
7.126%, 3M TSFR + 1.812%, 04/15/31 (144A) (a)	250,000	250,057
OZLM XXII Ltd. 6.648%, 3M TSFR + 1.332%, 01/17/31 (144A) (a)	169,713	169,935
Palmer Square CLO Ltd. 6.578%, 3M TSFR + 1.262%, 10/17/31 (144A) (a)	502,021	502,300
6.706%, 3M TSFR + 1.392%, 05/21/34 (144A) (a)	4,195,000	4,199,312
6.708%, 3M TSFR + 1.392%, 01/17/31 (144A) (a)	679,757	680,079
6.726%, 3M TSFR + 1.412%, 01/15/35 (144A) (a)	250,000	249,999
6.957%, 3M TSFR + 1.650%, 11/15/36 (144A) (a)	250,000	250,503
7.276%, 3M TSFR + 1.962%, 05/21/34 (144A) (a)	250,000	249,883
Palmer Square Loan Funding Ltd. 6.921%, 3M TSFR + 1.600%, 04/15/31 (144A) (a)	1,580,000	1,579,984
10.576%, 3M TSFR + 5.262%, 10/15/29 (144A) (a)	270,000	269,988
Pikes Peak CLO 1 6.760%, 3M TSFR + 1.442%, 07/24/31 (144A) (a)	242,097	242,378
Pikes Peak CLO 8 6.749%, 3M TSFR + 1.432%, 07/20/34 (144A) (a)	1,180,000	1,177,410
Post CLO Ltd. 8.526%, 3M TSFR + 3.212%, 04/16/31 (144A) (a)	250,000	248,300
PRET LLC 2.487%, 07/25/51 (144A) (l)	964,949	941,408
7.021%, 02/25/54 (144A) (l)	1,710,451	1,704,703
8.112%, 11/25/53 (144A) (l)	1,147,306	1,149,306

Asset-Backed - Other—(Continued)
Prima Capital CRE Securitization Ltd. 4.000%, 08/24/40 (144A)	1,740,000	1,648,274
4.000%, 08/24/49 (144A)	177,728	172,352
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	453,355
3.395%, 04/19/38 (144A)	967,000	883,407
3.407%, 05/17/38 (144A)	1,340,000	1,217,037
3.436%, 05/17/26 (144A)	1,070,000	979,178
3.666%, 12/17/40 (144A)	342,934	302,839
4.053%, 11/17/40 (144A)	221,000	191,098
4.608%, 12/17/40 (144A)	1,385,533	1,223,748
Race Point IX CLO Ltd. 6.516%, 3M TSFR + 1.202%, 10/15/30 (144A) (a)	641,292	641,122
Rad CLO 15 Ltd. 6.669%, 3M TSFR + 1.352%, 01/20/34 (144A) (a)	250,000	249,934
Rad CLO 2 Ltd. 6.656%, 3M TSFR + 1.342%, 10/15/31 (144A) (a)	498,880	499,045
Rad CLO 3 Ltd. 7.126%, 3M TSFR + 1.812%, 04/15/32 (144A) (a)	250,000	249,479
8.326%, 3M TSFR + 3.012%, 04/15/32 (144A) (a)	250,000	248,658
Rad CLO 4 Ltd. 8.386%, 3M TSFR + 3.062%, 04/25/32 (144A) (a)	250,000	250,031
Rad CLO 7 Ltd. 7.230%, 3M TSFR + 1.900%, 04/17/36 (144A) (a)	460,000	459,991
7.930%, 3M TSFR + 2.600%, 04/17/36 (144A) (a)	250,000	249,994
9.480%, 3M TSFR + 4.150%, 04/17/36 (144A) (a)	250,000	249,992
Redwood Funding Trust 7.500%, 07/25/59 (144A) (l)	767,472	753,094
Regatta VI Funding Ltd. 6.739%, 3M TSFR + 1.422%, 04/20/34 (144A) (a)	760,000	760,367
Regatta VII Funding Ltd. 6.744%, 3M TSFR + 1.412%, 06/20/34 (144A) (a)	280,000	280,012
Regatta XVI Funding Ltd. 7.626%, 3M TSFR + 2.312%, 01/15/33 (144A) (a)	250,000	251,667
Regional Management Issuance Trust 1.900%, 08/15/33 (144A)	173,000	155,046
3.875%, 10/17/33 (j) (k)	3,710,000	3,380,923
Riserva CLO Ltd. 6.620%, 3M TSFR + 1.322%, 01/18/34 (144A) (a)	940,000	940,055
Rockford Tower CLO Ltd. 6.679%, 3M TSFR + 1.362%, 04/20/34 (144A) (a)	856,000	855,991
6.769%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	2,570,562	2,571,249
7.076%, 3M TSFR + 1.762%, 10/15/29 (144A) (a)	1,781,000	1,781,183
7.231%, 3M TSFR + 1.912%, 08/20/32 (144A) (a)	250,000	249,711
8.426%, 3M TSFR + 3.112%, 10/15/29 (144A) (a)	939,000	938,958
Romark WM-R Ltd. 6.609%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	212,652	213,008
RR 1 LLC 6.726%, 3M TSFR + 1.412%, 07/15/35 (144A) (a)	1,620,000	1,619,937
RR 12 Ltd. 7.276%, 3M TSFR + 1.962%, 01/15/36 (144A) (a)	250,000	249,964
RR 3 Ltd. 6.666%, 3M TSFR + 1.352%, 01/15/30 (144A) (a)	627,578	628,582
RR 5 Ltd. 7.226%, 3M TSFR + 1.912%, 10/15/31 (144A) (a)	250,000	250,010

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
RRX 4 Ltd. 6.776%, 3M TSFR + 1.462%, 07/15/34 (144A) (a)	1,860,000	$1,861,280
RRX 5 Ltd. 7.376%, 3M TSFR + 2.062%, 07/15/34 (144A) (a)	250,000	250,542
Saxon Asset Securities Trust 3.243%, 08/25/35 (l)	164,114	115,816
Securitized Asset-Backed Receivables LLC Trust 5.884%, 1M TSFR + 0.554%, 01/25/37 (a)	82,000	56,277
Service Experts Issuer LLC 2.670%, 02/02/32 (144A)	676,441	631,187
SG Mortgage Securities Trust 5.654%, 1M TSFR + 0.324%, 10/25/36 (a)	570,000	400,094
Signal Peak CLO 1 Ltd. 6.738%, 3M TSFR + 1.422%, 04/17/34 (144A) (a)	1,750,000	1,746,829
7.378%, 3M TSFR + 2.062%, 04/17/34 (144A) (a)	490,000	492,676
Signal Peak CLO 2 LLC 7.079%, 3M TSFR + 1.762%, 04/20/29 (144A) (a)	1,412,000	1,413,268
Signal Peak CLO 5 Ltd. 6.876%, 3M TSFR + 1.550%, 04/25/37 (144A) (a)	270,000	270,202
Sixth Street CLO XIX Ltd. 6.679%, 3M TSFR + 1.362%, 07/20/34 (144A) (a)	2,890,000	2,892,147
Sixth Street CLO XX Ltd. 7.229%, 3M TSFR + 1.912%, 10/20/34 (144A) (a)	250,000	250,146
SoFi Personal Loan Trust
Zero Coupon, 02/12/31 (j) (k)	2,158,000	2,157,905
SoFi Personal Loan Trust
Zero Coupon, 02/12/31 (j) (k)	23,003	1,151,418
Sound Point CLO II Ltd. 6.656%, 3M TSFR + 1.332%, 01/26/31 (144A) (a)	386,951	387,411
Sound Point CLO XII Ltd. 7.629%, 3M TSFR + 2.312%, 10/20/28 (144A) (a)	780,000	780,222
Sound Point CLO XV Ltd. 6.477%, 3M TSFR + 1.162%, 01/23/29 (144A) (a)	7,578	7,575
Sound Point CLO XXVIII Ltd. 6.866%, 3M TSFR + 1.542%, 01/25/32 (144A) (a)	350,000	349,925
Soundview Home Loan Trust 5.794%, 1M TSFR + 0.464%, 01/25/37 (a)	3,384,348	3,080,736
6.239%, 1M TSFR + 0.909%, 01/25/35 (a)	13,865	11,822
6.464%, 1M TSFR + 1.134%, 11/25/35 (a)	158,500	114,384
Steele Creek CLO Ltd. 6.826%, 3M TSFR + 1.512%, 10/15/30 (144A) (a)	533,164	533,406
Sycamore Tree CLO Ltd. 8.073%, 3M TSFR + 2.250%, 04/20/36 (144A) (a)	320,000	320,056
Symphony CLO XX Ltd. 7.226%, 3M TSFR + 1.912%, 01/16/32 (144A) (a)	250,000	250,347
Symphony CLO XXIII Ltd. 7.176%, 3M TSFR + 1.862%, 01/15/34 (144A) (a)	250,000	250,015
Symphony CLO XXVI Ltd. 6.659%, 3M TSFR + 1.342%, 04/20/33 (144A) (a)	398,000	398,363
TCI-Flatiron CLO Ltd. 6.541%, 3M TSFR + 1.222%, 11/18/30 (144A) (a)	416,794	417,005
TCW CLO AMR Ltd. 6.807%, 3M TSFR + 1.482%, 08/16/34 (144A) (a)	250,000	249,607
TIAA CLO III Ltd. 6.726%, 3M TSFR + 1.412%, 01/16/31 (144A) (a)	435,848	435,739
TICP CLO VI Ltd. 6.696%, 3M TSFR + 1.382%, 01/15/34 (144A) (a)	820,000	821,099

Asset-Backed - Other—(Continued)
TICP CLO VII Ltd. 6.963%, 3M TSFR + 1.900%, 04/15/33 (144A) (a)	395,000	395,000
TICP CLO VIII Ltd. 7.279%, 3M TSFR + 1.962%, 10/20/34 (144A) (a)	270,000	270,531
TICP CLO X Ltd. 7.049%, 3M TSFR + 1.732%, 04/20/31 (144A) (a)	250,000	250,109
TICP CLO XI Ltd. 1.000%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	260,000	260,047
TICP CLO XII Ltd. 6.746%, 3M TSFR + 1.432%, 07/15/34 (144A) (a)	250,000	250,138
Trestles CLO IV Ltd. 6.749%, 3M TSFR + 1.432%, 07/21/34 (144A) (a)	1,170,000	1,170,122
Trestles CLO Ltd. 8.486%, 3M TSFR + 3.162%, 04/25/32 (144A) (a)	250,000	246,242
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	255,826
4.960%, 05/17/37 (144A)	180,000	177,537
Tricon Residential Trust 3.692%, 07/17/38 (144A)	795,000	726,147
4.133%, 07/17/38 (144A)	639,000	573,396
Trinitas CLO IV Ltd. 6.960%, 3M TSFR + 1.662%, 10/18/31 (144A) (a)	160,000	159,869
Trinitas CLO XIV Ltd. 7.586%, 3M TSFR + 2.262%, 01/25/34 (144A) (a)	560,000	560,076
Venture 32 CLO Ltd. 6.630%, 3M TSFR + 1.332%, 07/18/31 (144A) (a)	415,174	415,115
VOLT CVI LLC 2.734%, 12/26/51 (144A) (l)	1,508,674	1,443,142
Voya CLO Ltd. 6.619%, 3M TSFR + 1.302%, 04/20/34 (144A) (a)	357,000	356,464
6.636%, 3M TSFR + 1.322%, 04/15/31 (144A) (a)	1,552,556	1,553,767
6.706%, 3M TSFR + 1.392%, 10/15/30 (144A) (a)	705,615	706,072
7.179%, 3M TSFR + 1.862%, 10/20/34 (144A) (a)	250,000	250,000
Voya Euro CLO V DAC 5.692%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	359,943
7.042%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (a)	250,000	262,987
Washington Mutual Asset-Backed Certificates WMABS Trust 4.661%, 1M TSFR + 0.424%, 10/25/36 (a)	508,163	373,966
5.804%, 1M TSFR + 0.474%, 09/25/36 (a)	1,673,742	453,618
Whitebox CLO I Ltd. 8.630%, 3M TSFR + 3.312%, 07/24/32 (144A) (a)	500,000	500,102
11.980%, 3M TSFR + 6.662%, 07/24/32 (144A) (a)	250,000	241,370
Whitebox CLO III Ltd. 8.926%, 3M TSFR + 3.612%, 10/15/34 (144A) (a)	250,000	250,041
12.426%, 3M TSFR + 7.112%, 10/15/34 (144A) (a)	250,000	247,456

		228,488,490

Asset-Backed - Student Loan—0.7%
College Avenue Student Loans LLC 2.420%, 06/25/52 (144A)	141,115	123,474
2.720%, 06/25/52 (144A)	78,517	69,346
4.110%, 07/26/55 (144A)	100,000	88,331
Navient Private Education Loan Trust 6.340%, 1M TSFR + 1.014%, 11/15/68 (144A) (a)	264,164	262,562

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Navient Private Education Refi Loan Trust 2.610%, 04/15/60 (144A)	280,000	$256,421
2.690%, 07/15/69 (144A)	450,000	355,643
3.480%, 04/15/60 (144A)	710,000	627,317
4.000%, 04/15/60 (144A)	230,000	208,499
Nelnet Student Loan Trust 2.530%, 04/20/62 (144A)	2,102,119	1,708,321
2.680%, 04/20/62 (144A)	3,120,000	2,581,550
2.850%, 04/20/62 (144A)	3,661,000	3,031,037
2.900%, 04/20/62 (144A)	1,640,000	1,360,692
3.360%, 04/20/62 (144A)	110,000	89,187
3.500%, 04/20/62 (144A)	170,000	135,092
3.570%, 04/20/62 (144A)	142,000	115,100
3.750%, 04/20/62 (144A)	277,000	226,280
4.380%, 04/20/62 (144A)	100,000	79,255
4.440%, 04/20/62 (144A)	160,000	129,639
4.750%, 04/20/62 (144A)	260,000	213,555
4.930%, 04/20/62 (144A)	374,000	311,632
7.570%, SOFR30A + 2.250%, 11/25/53 (144A) (a)	708,623	706,578
Prodigy Finance DAC 6.694%, 1M TSFR + 1.364%, 07/25/51 (144A) (a)	334,057	331,554
7.944%, 1M TSFR + 2.614%, 07/25/51 (144A) (a)	76,944	77,526
Scholar Funding Trust 6.086%, SOFR30A + 0.764%, 01/30/45 (144A) (a)	2,396,186	2,353,434
SLM Private Education Loan Trust 10.190%, 1M TSFR + 4.864%, 10/15/41 (144A) (a)	2,294,892	2,464,716
SMB Private Education Loan Trust 2.300%, 01/15/53 (144A)	146,323	136,115
2.990%, 01/15/53 (144A)	1,274,006	1,082,954
3.000%, 01/15/53 (144A)	83,816	70,662
3.500%, 12/17/40 (144A)	972,309	947,480
3.860%, 01/15/53 (144A)	612,412	529,845
3.930%, 01/15/53 (144A)	70,281	63,774

		20,737,571

Total Asset-Backed Securities (Cost $296,349,927)		284,663,938

Mortgage-Backed Securities—8.5%

Collateralized Mortgage Obligations—3.6%
Agate Bay Mortgage Trust 3.498%, 06/25/45 (144A) (a)	104,000	62,828
3.502%, 04/25/45 (144A) (a)	150,000	96,546
3.654%, 01/25/45 (144A) (a)	130,000	83,324
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (a)	21,456	7,239
1.740%, 12/25/60 (144A) (a)	3,743,957	3,174,789
1.875%, 06/25/61 (144A) (l)	12,095,060	11,490,564
2.000%, 03/25/60 (144A) (l)	3,563,164	3,395,358
2.115%, 01/25/61 (144A) (l)	1,584,829	1,536,941
2.693%, 12/25/60 (144A) (a)	744,000	552,690
2.940%, 12/25/60 (144A) (a)	293,000	201,527
3.729%, 12/25/60 (144A) (a)	449,000	303,290
American Home Mortgage Assets Trust 6.029%, 12M MTA + 0.940%, 10/25/46 (a)	303,068	199,768

Collateralized Mortgage Obligations—(Continued)
American Home Mortgage Investment Trust 5.634%, 1M TSFR + 0.304%, 05/25/47 (a)	3,746,916	2,067,659
Angel Oak Mortgage Trust 4.800%, 11/25/67 (144A) (l)	1,776,091	1,720,849
APS Resecuritization Trust 8.294%, 1M TSFR + 2.964%, 09/27/46 (144A) (a)	99,853	99,802
Banc of America Alternative Loan Trust 5.500%, 10/25/33	665,456	640,793
6.498%, 10/25/36 (l)	245,760	72,448
Barclays Mortgage Trust 2.000%, 11/25/51 (144A) (l)	2,625,496	2,506,434
Chase Mortgage Finance Trust 5.187%, 02/25/37 (a)	1,280,796	1,225,659
6.000%, 12/25/37	6,237,166	2,567,208
CHL Mortgage Pass-Through Trust 5.750%, 07/25/37	292,717	146,164
6.000%, 05/25/37	2,867,613	1,239,315
6.000%, 08/25/37	5,551,101	2,384,063
6.000%, 01/25/38	940,152	416,164
6.049%, 12M MTA + 0.960%, 04/25/46 (a)	3,102,930	933,612
Citigroup Mortgage Loan Trust, Inc. 5.944%, 1M TSFR + 0.614%, 05/25/37 (a)	286,145	254,782
Countrywide Alternative Loan Trust 5.420%, 1M TSFR + 0.464%, 06/25/35 (a)	856,774	710,539
5.500%, 06/25/25	75,904	60,317
5.500%, 04/25/37	526,272	266,543
5.633%, 1M TSFR + 0.304%, 03/20/47 (a)	808,289	648,945
5.643%, 1M TSFR + 0.314%, 07/20/46 (a)	1,336,611	1,063,296
5.724%, 1M TSFR + 0.674%, 08/25/35 (a)	4,779,719	4,348,895
5.724%, 1M TSFR + 0.394%, 04/25/47 (a)	385,637	336,253
5.733%, 1M TSFR + 0.404%, 12/20/46 (a)	3,510,464	3,017,358
5.824%, 1M TSFR + 0.494%, 10/25/46 (a)	526,311	469,399
5.903%, 1M TSFR + 0.574%, 05/20/46 (a)	2,200,783	1,842,936
5.904%, 1M TSFR + 0.574%, 03/25/36 (a)	173,233	165,061
5.904%, 1M TSFR + 0.574%, 11/25/36 (a)	527,400	424,101
5.944%, 1M TSFR + 0.614%, 07/25/46 (a)	2,405,230	2,012,925
6.000%, 05/25/36	1,274,445	521,708
6.000%, 04/25/37	89,917	41,972
6.000%, 05/25/37	1,940,093	934,170
6.250%, 10/25/36	165,499	85,730
6.819%, 12M MTA + 1.730%, 11/25/46 (a)	1,560,319	1,210,013
Countrywide Reperforming Loan REMIC Trust 5.784%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	181,872	170,472
Cross Mortgage Trust 7.135%, 11/25/68 (144A) (l)	475,375	481,788
CSFB Mortgage-Backed Pass-Through Certificates 6.250%, 1M TSFR + 1.464%, 11/25/35 (a)	407,105	88,637
CSMC Trust 4.265%, 03/25/67 (144A) (a)	560,000	522,657
8.946%, 12/25/67 (144A) (a)	2,080,091	2,105,600
CSMC Trust Capital Certificates 2.436%, 02/25/61 (144A) (a)	1,651,406	1,595,034
6.500%, 10/27/37 (144A)	2,614,561	1,021,057
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.784%, 1M TSFR + 0.454%, 08/25/47 (a)	268,590	238,041

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GreenPoint Mortgage Funding Trust 7.089%, 12M MTA + 2.000%, 03/25/36 (a)	87,132	$76,065
GS Mortgage-Backed Securities Corp. Trust 4.375%, 11/25/49 (144A) (a)	250,318	216,669
GSR Mortgage Loan Trust 6.000%, 07/25/37	359,019	231,587
HarborView Mortgage Loan Trust 5.851%, 1M TSFR + 0.524%, 12/19/36 (a)	1,080,635	865,184
Impac Secured Assets Trust 5.784%, 1M TSFR + 0.454%, 11/25/36 (a)	140,287	123,763
IndyMac INDX Mortgage Loan Trust 3.754%, 09/25/37 (a)	623,048	410,756
JP Morgan Alternative Loan Trust 4.839%, 05/25/37 (a)	125,596	109,603
5.864%, 1M TSFR + 0.534%, 03/25/37 (a)	615,804	576,471
JP Morgan Mortgage Trust 0.269%, 02/25/52 (144A) (a) (b)	8,575,474	123,811
0.500%, 02/25/52 (144A) (a) (b)	8,576,216	239,180
2.500%, 02/25/52 (144A) (a)	6,692,444	5,335,918
3.213%, 02/25/52 (144A) (a)	123,692	50,221
3.269%, 02/25/52 (144A) (a)	953,042	774,139
6.500%, 08/25/36	177,629	56,944
Legacy Mortgage Asset Trust 1.750%, 04/25/61 (144A) (l)	2,691,231	2,608,056
3.375%, 02/25/59 (144A) (a)	753,525	714,902
5.734%, 01/25/60 (144A) (l)	23,310	23,298
MASTR Resecuritization Trust 7.189%, 08/25/37 (144A) (a)	215,410	97,987
Merrill Lynch Mortgage Investors Trust 5.350%, 05/25/36 (a)	387,340	259,415
5.764%, 1M TSFR + 0.434%, 09/25/37 (a)	105,232	56,209
MFA Trust 3.514%, 04/25/65 (144A) (a)	540,000	417,839
Morgan Stanley Resecuritization Trust 4.380%, 12M MTA + 0.710%, 12/27/46 (144A) (a)	3,598,547	3,019,470
Mortgage Loan Resecuritization Trust 5.780%, 04/16/36 (144A) (a)	690,243	661,474
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (a)	187,528	179,667
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.134%, 05/25/36 (l)	215,453	38,776
PRPM LLC 5.610%, 10/25/25 (144A) (l)	904,385	902,344
RCO VII Mortgage LLC 7.021%, 01/25/29 (144A) (l)	1,139,050	1,135,645
Residential Accredit Loans, Inc. Trust 5.804%, 1M TSFR + 0.474%, 12/25/36 (a)	404,641	344,233
Residential Asset Securitization Trust 1.006%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (b)	11,326,884	1,227,935
5.994%, 1M TSFR + 0.664%, 09/25/37 (a)	11,326,884	3,253,955
6.250%, 12/25/36	3,603,353	2,548,773
RFMSI Trust 5.435%, 08/25/36 (a)	765,931	531,647
RMF Buyout Issuance Trust 3.690%, 11/25/31 (144A) (a)	509,000	444,510

Collateralized Mortgage Obligations—(Continued)
Saluda Grade Alternative Mortgage Trust 7.762%, 04/25/30 (144A) (l)	825,000	825,574
Sequoia Mortgage Trust 3.955%, 07/20/37 (a)	147,069	106,909
Structured Adjustable Rate Mortgage Loan Trust 3.958%, 04/25/36 (a)	165,744	91,007
4.353%, 04/25/47 (a)	509,889	233,836
Structured Asset Mortgage Investments II Trust 5.824%, 1M TSFR + 0.494%, 06/25/36 (a)	743,086	621,295
5.864%, 1M TSFR + 0.534%, 05/25/46 (a)	135,255	92,491
5.904%, 1M TSFR + 0.574%, 02/25/36 (a)	500,503	421,174
Visio Trust 3.910%, 11/25/54 (144A) (a)	169,000	128,231
Vista Point Securitization Trust 4.900%, 04/25/65 (144A) (a)	100,000	89,019
Voyager OPTONE Delaware Trust 5.930%, 02/25/38 (144A) (a) (b)	2,917,583	660,570
WaMu Mortgage Pass-Through Certificates Trust 3.393%, 04/25/37 (a)	3,987,274	3,420,556
5.839%, 12M MTA + 0.750%, 06/25/47 (a)	1,334,731	1,063,710
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 4.148%, 10/25/36 (l)	886,431	302,074
5.789%, 12M MTA + 0.700%, 01/25/47 (a)	2,152,570	1,725,083
5.964%, 1M TSFR + 0.634%, 12/25/35 (a)	1,832,673	1,524,033
6.064%, 1M TSFR + 0.734%, 06/25/37 (a)	134,136	124,555

		100,849,826

Commercial Mortgage-Backed Securities—4.9%
1211 Avenue of the Americas Trust 4.142%, 08/10/35 (144A) (a)	230,000	202,727
245 Park Avenue Trust 0.149%, 06/05/37 (144A) (a) (b)	5,000,000	26,025
3.657%, 06/05/37 (144A) (a)	207,000	169,387
280 Park Avenue Mortgage Trust 7.155%, 1M TSFR + 1.836%, 09/15/34 (144A) (a)	500,000	461,886
7.737%, 1M TSFR + 2.419%, 09/15/34 (144A) (a)	2,998,451	2,754,893
ALEN Mortgage Trust 8.541%, 1M TSFR + 3.214%, 04/15/34 (144A) (a)	453,000	288,340
Arbor Multifamily Mortgage Securities Trust 1.750%, 05/15/53 (144A)	126,000	81,873
Ashford Hospitality Trust 7.598%, 1M TSFR + 2.272%, 04/15/35 (144A) (a)	138,000	133,976
Atrium Hotel Portfolio Trust 7.573%, 1M TSFR + 2.247%, 12/15/36 (144A) (a)	1,041,000	955,720
BAMLL Commercial Mortgage Securities Trust 3.596%, 04/14/33 (144A) (a)	150,000	139,639
6.773%, 1M TSFR + 1.447%, 11/15/33 (144A) (a)	510,000	506,474
6.873%, 1M TSFR + 1.547%, 11/15/32 (144A) (a)	300,000	297,205
7.373%, 1M TSFR + 2.047%, 11/15/32 (144A) (a)	630,000	624,200
BANK 0.366%, 09/15/62 (a) (b)	8,619,000	152,570
Bank of America Merrill Lynch Commercial Mortgage Trust 0.584%, 02/15/50 (a) (b)	4,070,000	62,179
1.241%, 02/15/50 (144A) (a) (b)	2,000,000	60,701

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bayview Commercial Asset Trust 5.819%, 1M TSFR + 0.489%, 10/25/36 (144A) (a)	73,493	$69,720
5.849%, 1M TSFR + 0.519%, 03/25/37 (144A) (a)	108,786	101,262
5.894%, 1M TSFR + 0.564%, 01/25/36 (144A) (a)	54,850	50,875
5.894%, 1M TSFR + 0.564%, 10/25/36 (144A) (a)	74,782	71,106
5.984%, 1M TSFR + 0.654%, 04/25/36 (144A) (a)	62,243	57,322
6.119%, 1M TSFR + 0.789%, 01/25/36 (144A) (a)	40,833	38,356
6.944%, 1M TSFR + 1.614%, 12/25/37 (144A) (a)	916,965	790,428
BB-UBS Trust 0.596%, 11/05/36 (144A) (a) (b)	85,480,000	191,535
4.026%, 11/05/36 (144A) (a)	330,000	291,912
BBCMS Mortgage Trust 6.245%, 1M TSFR + 0.919%, 03/15/37 (144A) (a)	1,770,000	1,699,352
Beast Mortgage Trust 6.190%, 1M TSFR + 0.864%, 04/15/36 (144A) (a)	5,302,942	5,263,170
6.540%, 1M TSFR + 1.214%, 04/15/36 (144A) (a)	582,359	570,922
6.790%, 1M TSFR + 1.464%, 04/15/36 (144A) (a)	724,093	709,914
7.040%, 1M TSFR + 1.714%, 04/15/36 (144A) (a)	672,027	653,992
7.540%, 1M TSFR + 2.214%, 04/15/36 (144A) (a)	567,897	545,614
8.340%, 1M TSFR + 3.014%, 04/15/36 (144A) (a)	555,363	534,539
9.240%, 1M TSFR + 3.914%, 04/15/36 (144A) (a)	750,125	711,990
10.342%, 1M TSFR + 5.017%, 04/15/36 (144A) (a)	535,115	506,837
Benchmark Mortgage Trust 1.016%, 03/15/52 (a) (b)	3,425,231	128,554
1.266%, 02/15/54 (a) (b)	5,079,370	299,648
BFLD Trust 9.141%, 1M TSFR + 3.814%, 10/15/35 (144A) (a)	663,000	72,664
BHMS Mortgage Trust 6.872%, 1M TSFR + 1.547%, 07/15/35 (144A) (a)	5,160,000	5,153,269
BPR Trust 9.041%, 1M TSFR + 3.714%, 09/15/38 (144A) (a)	492,000	485,860
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,318,666
3.454%, 03/10/33 (144A)	1,206,304	1,145,828
3.633%, 03/10/33 (144A)	600,000	522,196
BX Commercial Mortgage Trust 2.843%, 03/09/44 (144A) (a)	1,658,472	1,430,599
6.350%, 1M TSFR + 1.024%, 02/15/33 (144A) (a)	2,391,915	2,348,268
6.767%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	1,990,000	1,992,899
7.087%, 1M TSFR + 1.761%, 12/09/40 (144A) (a)	845,000	850,252
7.590%, 1M TSFR + 2.264%, 02/15/33 (144A) (a)	1,466,417	1,439,972
8.090%, 1M TSFR + 2.764%, 10/15/36 (144A) (a)	1,628,491	1,605,292
8.241%, 1M TSFR + 2.914%, 06/15/38 (144A) (a)	609,608	601,607
8.465%, 1M TSFR + 3.140%, 02/15/39 (144A) (a)	3,750,000	3,750,001
8.914%, 1M TSFR + 3.589%, 12/09/40 (144A) (a)	1,154,000	1,162,640
9.513%, 1M TSFR + 4.188%, 02/15/39 (144A) (a)	2,020,000	2,008,416
9.690%, 1M TSFR + 4.364%, 02/15/33 (144A) (a)	979,005	961,527
BX Trust
3.202%, 12/09/41 (144A)	4,738,000	4,216,518
3.944%, 12/09/41 (144A) (a)	2,772,000	2,423,885
6.175%, 1M TSFR + 0.850%, 01/15/39 (144A) (a)	1,260,000	1,248,975
6.339%, 1M TSFR + 1.014%, 10/15/36 (144A) (a)	3,857,000	3,818,430
7.335%, 1M TSFR + 2.010%, 10/15/36 (144A) (a)	344,000	337,120
7.340%, 1M TSFR + 2.090%, 03/15/26 (144A) (a)	530,000	529,760
7.490%, 1M TSFR + 2.165%, 08/15/39 (144A) (a)	749,193	751,066
7.690%, 1M TSFR + 2.364%, 01/15/34 (144A) (a)	214,553	211,871

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
7.841%, 1M TSFR + 2.514%, 02/15/36 (144A) (a)	1,742,188	1,672,766
8.015%, 1M TSFR + 2.690%, 05/15/38 (144A) (a)	5,434,000	5,501,925
8.440%, 1M TSFR + 3.114%, 01/15/34 (144A) (a)	329,493	324,451
8.441%, 1M TSFR + 3.114%, 02/15/36 (144A) (a)	893,170	855,950
8.538%, 1M TSFR + 3.213%, 08/15/42 (144A) (a)	935,748	938,087
8.582%, 1M TSFR + 3.257%, 10/15/36 (144A) (a)	302,000	292,577
9.386%, 1M TSFR + 4.061%, 08/15/43 (144A) (a)	4,299,676	4,310,420
9.689%, 1M TSFR + 4.439%, 03/15/26 (144A) (a)	1,141,000	1,147,979
10.639%, 1M TSFR + 5.389%, 03/15/26 (144A) (a)	547,000	548,840
BXP Trust 2.776%, 01/15/44 (144A) (a)	327,000	210,273
3.552%, 08/13/37 (144A) (a)	760,000	598,019
Cassia SRL 6.443%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (a)	1,267,640	1,357,455
CD Mortgage Trust 3.631%, 02/10/50	350,000	323,208
3.956%, 08/15/50 (a)	363,000	329,642
CENT Trust 7.945%, 1M TSFR + 2.620%, 09/15/38 (144A) (a)	2,110,000	2,131,078
CFCRE Commercial Mortgage Trust 0.693%, 05/10/58 (a) (b)	2,370,000	30,105
CFK Trust 4.637%, 01/15/39 (144A) (a)	728,000	645,663
Citigroup Commercial Mortgage Trust 0.801%, 11/10/42 (144A) (a) (b)	7,730,000	331,707
Cold Storage Trust 6.333%, 1M TSFR + 1.014%, 11/15/37 (144A) (a)	2,948,972	2,942,521
8.198%, 1M TSFR + 2.880%, 11/15/37 (144A) (a)	1,582,615	1,579,647
COMM Mortgage Trust 0.060%, 02/10/35 (144A) (a) (b)	60,958,000	33,978
3.179%, 10/10/36 (144A) (a)	270,000	215,162
CRSO Trust 7.121%, 07/12/40	5,522,122	5,786,164
CSAIL Commercial Mortgage Trust 0.174%, 11/15/50 (a) (b)	3,940,000	35,549
0.535%, 09/15/52 (a) (b)	4,150,000	103,935
1.320%, 09/15/52 (a) (b)	2,997,395	154,240
1.541%, 06/15/52 (a) (b)	7,010,724	431,014
4.237%, 06/15/52 (a)	70,000	59,114
CSMC Trust 3.778%, 11/10/32 (144A) (a)	301,000	141,595
6.323%, 1M TSFR + 0.997%, 12/15/30 (144A) (a)	280,000	267,874
8.468%, 1M TSFR + 3.143%, 09/09/24 (144A) (a)	3,058,000	3,066,537
8.941%, 1M TSFR + 3.614%, 11/15/38 (144A) (a)	191,000	188,321
10.553%, 1M TSFR + 5.226%, 10/15/37 (144A) (a)	423,000	394,336
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	53,428
3.276%, 05/10/49	240,000	229,282
DBUBS Mortgage Trust 3.530%, 10/10/34 (144A) (a)	1,257,563	1,005,735
ELP Commercial Mortgage Trust 8.557%, 1M TSFR + 3.230%, 11/15/38 (144A) (a)	411,663	396,898
Extended Stay America Trust
7.690%, 1M TSFR + 2.364%, 07/15/38 (144A) (a)	527,526	526,866

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Extended Stay America Trust
8.290%, 1M TSFR + 2.964%, 07/15/38 (144A) (a)	1,097,107	$1,095,393
9.140%, 1M TSFR + 3.814%, 07/15/38 (144A) (a)	4,736,759	4,730,838
GCT Commercial Mortgage Trust 7.791%, 1M TSFR + 2.464%, 02/15/38 (144A) (a)	100,000	18,580
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	687,964	481,816
7.417%, 1M TSFR + 2.091%, 03/15/28 (144A) (a)	130,000	130,406
GS Mortgage Securities Corportation II 5.366%, 05/03/32 (144A)	840,000	824,638
GS Mortgage Securities Trust 1.711%, 12/12/53 (144A) (a) (b)	3,088,246	250,508
3.805%, 10/10/35 (144A) (a)	200,000	164,130
3.806%, 11/10/52 (a)	60,000	50,434
4.401%, 07/10/48 (a)	110,000	103,235
4.529%, 04/10/47 (a)	50,000	48,630
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,032,646
HONO Mortgage Trust 8.791%, 1M TSFR + 3.464%, 10/15/36 (144A) (a)	287,000	267,953
9.841%, 1M TSFR + 4.514%, 10/15/36 (144A) (a)	263,000	241,742
Hudson Yards Mortgage Trust 2.943%, 12/10/41 (144A) (a)	662,050	483,337
IMT Trust 3.478%, 06/15/34 (144A)	540,000	535,292
3.497%, 06/15/34 (144A) (a)	570,000	563,287
INTOWN Mortgage Trust 7.814%, 1M TSFR + 2.489%, 08/15/39 (144A) (a)	1,100,000	1,105,500
JP Morgan Chase Commercial Mortgage Securities Trust 0.461%, 04/15/46 (a) (b)	4,900,000	251
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	79,396
6.582%, 1M TSFR + 1.257%, 06/15/35 (144A) (a)	310,107	289,076
7.141%, 1M TSFR + 1.814%, 04/15/38 (144A) (a)	787,000	781,589
7.533%, 1M TSFR + 2.207%, 07/15/36 (144A) (a)	570,000	550,432
7.891%, 1M TSFR + 2.564%, 04/15/38 (144A) (a)	1,030,000	1,019,224
8.391%, 1M TSFR + 3.064%, 04/15/38 (144A) (a)	450,000	445,159
8.461%, 1M TSFR + 3.134%, 10/15/33 (144A) (a)	180,000	139,089
8.865%, 1M TSFR + 3.540%, 04/15/37 (144A) (a)	899,153	728,485
JPMBB Commercial Mortgage Securities Trust 0.541%, 05/15/48 (a) (b)	533,125	2,258
0.770%, 09/15/47 (a) (b)	998,060	244
4.136%, 12/15/48 (144A) (a)	300,000	266,167
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (a) (b)	2,067,000	33,247
KSL Commercial Mortgage Trust 7.616%, 1M TSFR + 2.290%, 12/15/36 (144A) (a)	745,000	749,423
9.613%, 1M TSFR + 4.287%, 12/15/36 (144A) (a)	2,340,000	2,351,697
Lehman Brothers Small Balance Commercial Mortgage Trust 5.894%, 1M TSFR + 0.564%, 09/25/36 (144A) (a)	189,148	179,573
LSTAR Commercial Mortgage Trust 0.827%, 03/10/50 (144A) (a) (b)	605,246	9,037
LUXE Trust 8.195%, 1M TSFR + 2.864%, 10/15/38 (144A) (a)	100,000	100,000
MCR Mortgage Trust 9.980%, 1M TSFR + 4.654%, 02/15/37 (144A) (a)	435,000	430,361

Commercial Mortgage-Backed Securities—(Continued)
Med Trust 9.440%, 1M TSFR + 4.114%, 11/15/38 (144A) (a)	388,933	388,204
10.690%, 1M TSFR + 5.364%, 11/15/38 (144A) (a)	3,441,218	3,434,768
MF1 Trust 9.545%, 1M TSFR + 4.220%, 12/15/34 (144A) (a)	163,000	152,896
MFT Mortgage Trust 3.477%, 02/10/42 (144A) (a)	350,781	211,819
MHC Commercial Mortgage Trust 7.540%, 1M TSFR + 2.215%, 04/15/38 (144A) (a)	631,674	626,937
8.040%, 1M TSFR + 2.715%, 04/15/38 (144A) (a)	161,903	160,285
Morgan Stanley Bank of America Merrill Lynch Trust 1.182%, 12/15/47 (144A) (a) (b)	1,810,000	15,351
Morgan Stanley Capital I Trust 1.002%, 03/15/52 (a) (b)	2,319,023	89,473
2.145%, 06/15/50 (144A) (a) (b)	1,190,000	66,791
8.169%, 1M TSFR + 2.851%, 07/15/35 (144A) (a)	10,000	9,689
MSWF Commercial Mortgage Trust 0.907%, 12/15/56 (a) (b)	8,248,177	546,085
6.014%, 12/15/56 (a)	114,003	121,960
Natixis Commercial Mortgage Securities Trust 4.404%, 06/17/38 (144A)	265,000	251,910
8.500%, 06/15/35 (144A) (a)	34,769	32,150
NJ Trust 6.481%, 01/06/29 (144A) (a)	350,000	365,729
Olympic Tower Mortgage Trust 0.379%, 05/10/39 (144A) (a) (b)	13,300,000	139,457
3.945%, 05/10/39 (144A) (a)	1,049,000	666,464
One Bryant Park Trust 2.516%, 09/15/54 (144A)	128,000	109,306
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (b)	17,538,712	175
0.115%, 02/10/32 (144A) (a) (b)	3,507,742	3,659
One New York Plaza Trust 8.191%, 1M TSFR + 2.864%, 01/15/36 (144A) (a)	160,000	130,634
SREIT Trust 8.058%, 1M TSFR + 2.733%, 11/15/36 (144A) (a)	672,700	660,507
8.065%, 1M TSFR + 2.739%, 11/15/38 (144A) (a)	851,608	845,845
TYSN Mortgage Trust 6.580%, 12/10/33 (144A) (a)	320,000	334,413
UBS Commercial Mortgage Trust 1.003%, 12/15/52 (a) (b)	7,054,328	268,747
1.443%, 10/15/52 (a) (b)	6,617,863	405,627
Velocity Commercial Capital Loan Trust 2.520%, 12/26/51 (144A) (a)	2,422,808	2,038,377
2.980%, 02/25/50 (144A) (a)	118,370	98,392
4.240%, 11/25/47 (144A) (a)	66,639	58,004
4.480%, 12/26/51 (144A) (a)	271,935	203,748
5.000%, 11/25/47 (144A) (a)	39,173	32,890
Wells Fargo Commercial Mortgage Trust
1.011%, 12/15/48 (a) (b)	883,182	10,886
1.245%, 08/15/49 (144A) (a) (b)	1,430,000	34,326
1.406%, 05/15/52 (a) (b)	4,680,251	239,308
3.580%, 02/15/48	1,342,000	1,305,254
3.749%, 06/15/36 (144A) (a)	170,000	148,596
7.531%, 1M TSFR + 2.204%, 02/15/37 (144A) (a)	300,000	298,509

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
8.181%, 1M TSFR + 2.854%, 02/15/37 (144A) (a)	260,000	$258,061

		134,803,070

Total Mortgage-Backed Securities (Cost $259,331,401)		235,652,896

Foreign Government—3.1%

Banks—0.0%
Bank Gospodarstwa Krajowego 6.250%, 10/31/28 (144A)	200,000	208,000
Corp. Financiera de Desarrollo SA 4.750%, 07/15/25	200,000	197,352

		405,352

Sovereign—3.1%
Argentina Republic Government International Bonds 1.000%, 07/09/29	160,000	86,128
3.625%, 07/09/35 (l)	307,500	127,639
4.250%, 01/09/38 (l)	193,000	89,512
Benin Government International Bond 7.960%, 02/13/38 (144A)	200,000	194,494
Brazil Government International Bonds 6.125%, 03/15/34	7,110,000	7,031,487
7.125%, 05/13/54	560,000	563,668
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/24 (BRL)	4,190,000	796,081
Chile Government International Bond 4.340%, 03/07/42 (h)	200,000	174,245
Colombia Government International Bonds 3.875%, 04/25/27	200,000	187,901
8.000%, 04/20/33	115,000	121,409
Colombia TES 5.750%, 11/03/27 (COP)	4,262,200,000	985,584
6.000%, 04/28/28 (COP)	4,106,500,000	944,677
7.500%, 08/26/26 (COP)	6,791,600,000	1,695,616
13.250%, 02/09/33 (COP)	1,624,600,000	494,411
Dominican Republic International Bonds 4.500%, 01/30/30 (144A)	150,000	136,489
5.950%, 01/25/27	100,000	99,495
6.875%, 01/29/26	100,000	100,876
Egypt Government International Bonds 3.875%, 02/16/26	452,000	415,284
4.750%, 04/16/26 (EUR)	378,000	382,317
7.625%, 05/29/32	200,000	170,120
8.500%, 01/31/47	261,000	206,717
European Union 2.500%, 10/04/52 (EUR)	2,020,000	1,877,595
3.000%, 03/04/53 (EUR)	5,755,000	5,912,362
French Republic Government Bond OAT 3.000%, 05/25/54 (144A) (EUR)	9,373,660	9,571,569
Guatemala Government Bonds 4.875%, 02/13/28	558,000	537,354
5.250%, 08/10/29 (144A)	73,000	70,549
6.600%, 06/13/36 (144A)	200,000	204,017

Sovereign—(Continued)
Hungary Government International Bonds 4.000%, 07/25/29 (EUR)	820,000	881,476
5.375%, 09/12/33 (EUR)	50,000	56,846
Indonesia Government International Bonds 2.850%, 02/14/30	662,000	590,007
3.050%, 03/12/51	1,965,000	1,387,428
6.750%, 01/15/44	200,000	233,701
Indonesia Treasury Bonds 5.500%, 04/15/26 (IDR)	3,382,000,000	209,761
6.875%, 04/15/29 (IDR)	7,538,000,000	480,050
7.000%, 05/15/27 (IDR)	15,307,000,000	978,567
8.375%, 09/15/26 (IDR)	5,620,000,000	369,474
Israel Government International Bond 5.750%, 03/12/54	1,440,000	1,378,397
Ivory Coast Government International Bonds 4.875%, 01/30/32 (EUR)	100,000	92,781
5.250%, 03/22/30 (EUR)	202,000	202,536
8.250%, 01/30/37 (144A)	200,000	200,400
Kingdom of Belgium Government Bond 3.300%, 06/22/54 (144A) (EUR)	9,232,320	9,873,235
Mexico Bonos 8.500%, 03/01/29 (MXN)	77,570,000	4,511,980
8.500%, 05/31/29 (MXN)	138,097,000	8,035,452
8.500%, 11/18/38 (MXN)	13,835,400	773,116
Mexico Government International Bonds 2.659%, 05/24/31	2,305,000	1,922,854
4.500%, 01/31/50 (h)	4,504,000	3,541,789
Morocco Government International Bond 6.500%, 09/08/33 (144A)	200,000	206,486
Nigeria Government International Bonds 7.143%, 02/23/30	229,000	207,698
7.625%, 11/28/47	200,000	154,860
Oman Government International Bond 6.500%, 03/08/47	200,000	201,924
Panama Government International Bonds 3.160%, 01/23/30	398,000	330,345
3.875%, 03/17/28	1,279,000	1,166,928
4.500%, 04/01/56	1,811,000	1,178,020
6.400%, 02/14/35	451,000	425,441
6.853%, 03/28/54	200,000	181,375
7.500%, 03/01/31	200,000	207,308
8.000%, 03/01/38	200,000	209,522
Peru Government International Bonds 2.783%, 01/23/31	21,000	17,967
3.550%, 03/10/51 (h)	1,587,000	1,146,608
5.940%, 02/12/29 (PEN)	1,852,000	494,950
6.350%, 08/12/28 (PEN)	1,996,000	549,433
6.950%, 08/12/31 (PEN)	4,140,000	1,117,937
Philippines Government International Bonds 3.000%, 02/01/28 (h)	1,834,000	1,708,573
3.200%, 07/06/46	2,044,000	1,461,464
Republic of Kenya Government International Bond 9.750%, 02/16/31 (144A)	200,000	204,750
Republic of Poland Government Bond 2.750%, 10/25/29 (PLN)	5,693,000	1,256,191

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of South Africa Government Bond 7.000%, 02/28/31 (ZAR)	25,715,700	$1,093,392
Republic of South Africa Government International Bond 5.000%, 10/12/46	200,000	134,550
Romania Government International Bonds 2.124%, 07/16/31 (EUR)	37,000	32,561
2.125%, 03/07/28 (EUR)	209,000	206,990
2.500%, 02/08/30 (EUR)	31,000	29,495
2.875%, 03/11/29 (EUR)	29,000	28,842
5.250%, 11/25/27 (144A)	14,000	13,784
Russia Federal Bond - OFZ 6.100%, 07/18/35 (RUB) (n)	59,043,000	287,641
Saudi Government International Bond 4.500%, 04/17/30	200,000	195,774
Ukraine Government International Bonds 4.375%, 01/27/32 (EUR) (n)	223,000	64,356
6.876%, 05/21/31 (n)	200,000	57,920
7.253%, 03/15/35 (n)	442,000	126,263
7.750%, 09/01/28 (n)	211,000	68,459
7.750%, 09/01/29 (n)	294,000	95,256
7.750%, 08/01/41 (a) (n)	397,000	219,262
Uruguay Government International Bonds 4.375%, 10/27/27	1,266,587	1,253,897
5.100%, 06/18/50	1,118,733	1,082,733
5.750%, 10/28/34	64,385	67,894

		86,384,295

Total Foreign Government (Cost $90,421,780)		86,789,647

Municipals—0.7%
American Municipal Power, Inc. 8.084%, 02/15/50	510,000	675,985
Bay Area Toll Authority 7.043%, 04/01/50	1,215,000	1,476,625
City of San Antonio Electric & Gas Systems Revenue 5.808%, 02/01/41	875,000	919,489
Los Angeles Community College District, General Obligation Unlimited 6.600%, 08/01/42	785,000	886,422
Los Angeles Unified School District, General Obligation Unlimited 6.758%, 07/01/34	2,020,000	2,228,846
Metropolitan Transportation Authority 6.668%, 11/15/39	170,000	187,000
6.814%, 11/15/40	330,000	366,769
Municipal Electric Authority of Georgia 6.637%, 04/01/57	455,000	524,098
New Jersey Turnpike Authority 7.414%, 01/01/40	492,000	586,732
New York City Municipal Water Finance Authority 5.882%, 06/15/44	270,000	282,683
New York State Dormitory Authority 5.389%, 03/15/40	355,000	351,377
Port Authority of New York & New Jersey 4.960%, 08/01/46	1,350,000	1,290,179
State of California, General Obligation Unlimited 4.600%, 04/01/38	3,765,000	3,635,397
7.550%, 04/01/39	780,000	954,985
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	3,010,000	2,988,091
State of Texas, General Obligation Unlimited 5.517%, 04/01/39	820,000	849,725
University of California 4.858%, 05/15/2112	239,000	222,211

Total Municipals (Cost $20,616,599)		18,426,614

Floating Rate Loans (o)—0.6%

Agriculture—0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 10.829%, 1M TSFR + 5.500%, 10/25/28	366,370	302,256

Apparel—0.0%
Fanatics Commerce Intermediate Holdco LLC Term Loan B, 8.691%, 1M TSFR + 3.250%, 11/24/28	110,431	110,344

Auto Parts & Equipment—0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc Term Loan, 11.743%, 3M TSFR + 6.250%, 12/29/27	263,415	242,342

Beverages—0.0%
City Brewing Co. LLC
Closing Date Term Loan, 9.078%, 3M TSFR + 3.500%, 04/05/28	342,225	268,647
Naked Juice LLC
2nd Lien Term Loan, 11.448%, 3M TSFR + 6.000%, 01/24/30	75,000	61,281
Triton Water Holdings, Inc. Term Loan, 8.860%, 3M TSFR + 3.250%, 03/31/28	165,840	164,285

		494,213

Chemicals—0.0%
Eastman Chemical Co.
2021 Term Loan B, 10.821%, 3M TSFR + 5.250%, 11/01/28	393,960	385,835
SCIH Salt Holdings, Inc.
2021 Incremental Term Loan B, 9.329%, 1M TSFR + 4.000%, 03/16/27	293,102	293,972

		679,807

Commercial Services—0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.180%, 1M TSFR + 3.750%, 05/12/28	603,525	603,315

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
American Auto Auction Group LLC
2021 Term Loan B, 10.459%, 3M TSFR + 5.000%, 12/30/27	249,120	$248,186
Digital Room Holdings, Inc.
2021 Term Loan, 10.676%, 1M TSFR + 5.250%, 12/21/28	506,660	475,205
Interface Security Systems LLC Term Loan, 12.427%, 1M TSFR + 7.000%, 08/07/24 (i) (j) (k)	1,628,491	1,009,665
Signal Parent, Inc. Term Loan B, 8.926%, 1M TSFR + 3.500%, 04/03/28	416,928	392,955
Vaco Holdings LLC
2022 Term Loan, 10.434%, 3M TSFR + 5.000%, 01/21/29	273,252	270,861

		3,000,187

Computers—0.1%
Alorica, Inc.
2022 Term Loan, 12.205%, 1M TSFR + 6.875%, 12/21/27 † (j) (k)	814,553	794,189
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.098% - 14.080%, 3M TSFR + 8.750%, 06/30/28 † (j) (k) (p)	2,512,000	2,496,426

		3,290,615

Cosmetics/Personal Care—0.0%
Conair Holdings LLC Term Loan B, 9.191%, 1M TSFR + 3.750%, 05/17/28	94,379	93,766
Euro Parfums Fze Term Loan B, 12.070%, 3M TSFR + 6.750%, 06/23/28 (j) (k)	101,000	99,485

		193,251

Engineering & Construction—0.1%
Orion Group Holdco LLC
2022 1st Amendment Term Loan, 12.110%, 3M TSFR + 6.500%, 03/19/27 † (j) (k)	35,383	35,383
2022 First A&R Amendment Incremental DDTL, 12.110%, 3M TSFR + 6.500%, 03/19/27 † (j) (k)	158,641	158,641
2023 Delayed Draw Term Loan, 03/19/27 † (j) (k) (q)	351,054	348,877
2023 Term Loan B, 11.860%, 3M TSFR + 6.250%, 03/19/27 † (j) (k)	186,199	185,045
2024 Incremental Delayed Draw Term Loan, 03/19/27 (r)	187,229	187,229
Delayed Draw Term Loan, 11.610%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	59,924	59,175
First Lien Delayed Draw Term Loan, 11.610%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	354,597	354,597
First Lien Term Loan, 11.610%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	30,333	30,333
Term Loan, 11.610%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	5,986	5,911

		1,365,191

Entertainment—0.1%
Bally’s Corp.
2021 Term Loan B, 8.829%, 3M TSFR + 3.250%, 10/02/28	1,307,947	1,231,241
ECL Entertainment LLC
2023 Term Loan B, 10.080%, 1M TSFR + 4.750%, 08/31/30	735,305	739,786
J&J Ventures Gaming LLC Term Loan, 9.445%, 1M TSFR + 4.000%, 04/26/28	315,774	313,438
Maverick Gaming LLC Term Loan B, 13.105%, 3M TSFR + 7.500%, 09/03/26	476,694	345,604

		2,630,069

Food—0.0%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 9.441%, 1M TSFR + 4.000%, 06/09/28	782,702	733,298

Healthcare-Services—0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 12.426%, 1M TSFR + 7.000%, 11/01/29	274,000	224,680

Household Products/Wares—0.0%
Kronos Acquisition Holdings, Inc.
2021 1st Lien Term Loan, 11.493%, 3M TSFR + 6.000%, 12/22/26	121,592	122,200

Housewares—0.0%
Springs Windows Fashions LLC
2021 Term Loan B, 9.445%, 1M TSFR + 4.000%, 10/06/28	336,140	310,029

Lodging—0.1%
Aimbridge Acquisition Co., Inc.
2019 Term Loan B, 9.195%, 1M TSFR + 3.750%, 02/02/26	367,534	356,968
2020 Incremental Term Loan B, 10.195%, 1M TSFR + 4.750%, 02/02/26	149,290	145,278
Spectacle Gary Holdings LLC
2021 Term Loan B, 9.748%, 3M TSFR + 4.250%, 12/11/28	1,346,012	1,329,607

		1,831,853

Media—0.0%
DirecTV Financing LLC Term Loan, 10.445%, 1M TSFR + 5.000%, 08/02/27	149,734	150,529
Gray Television, Inc.
2021 Term Loan D, 8.440%, 1M TSFR + 3.000%, 12/01/28	809	760

		151,289

Mining—0.0%
American Rock Salt Co. LLC
2021 Term Loan, 9.441%, 1M TSFR + 4.000%, 06/09/28	95,896	83,849

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil & Gas—0.0%
Ecopetrol SA
2023 Term Loan, 9.996%, 6M TSFR + 4.750%, 09/06/30 (j) (k)	350,000	$360,500

Pipelines—0.0%
DT Midstream, Inc. Term Loan B, 7.441%, 1M TSFR + 2.000%, 06/26/28	129,511	130,058

Retail—0.0%
Park River Holdings, Inc. Term Loan, 8.843%, 3M TSFR + 3.250%, 12/28/27	88,857	88,375
WOOF Holdings, Inc.
1st Lien Term Loan, 9.321%, 3M TSFR + 3.750%, 12/21/27	139,965	111,972

		200,347

Software—0.0%
ConnectWise LLC
2021 Term Loan B, 9.110%, 3M TSFR + 3.500%, 09/29/28	81,238	81,314

Telecommunications—0.1%
Connect Finco SARL
2021 Term Loan B, 8.826%, 1M TSFR + 3.500%, 12/11/26	526,319	526,502
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.806%, 1M TSFR + 6.560%, 04/15/30	100,366	99,989
2024 Extended Term Loan B2, 11.806%, 1M TSFR + 6.560%, 04/15/29	99,635	99,261
Lumen Technologies, Inc.
2024 Term Loan A, 06/01/28 (r)	13,538	11,575

		737,327

Total Floating Rate Loans (Cost $18,463,802)		17,275,019

Common Stocks—0.2%

Banks—0.0%
New York Community Bancorp, Inc.	6,800	21,896

Electrical Equipment—0.0%
Freewire Technologies, Inc. † (j) (k) (s)	25	101,500

Energy Equipment & Services—0.0%
Transocean Ltd. (h) (s)	83,817	526,371

Financial Services—0.0%
Mr. Cooper Group, Inc. (s)	2,550	198,773

Health Care Providers & Services—0.0%
HCA Healthcare, Inc.	576	192,113

Hotel & Resort REITs—0.0%
DiamondRock Hospitality Co. (h)	14,577	140,085
Park Hotels & Resorts, Inc.	7,811	136,615
Service Properties Trust	33,695	228,452
Sunstone Hotel Investors, Inc.	8,773	97,731

		602,883

Hotels, Restaurants & Leisure—0.1%
Boyd Gaming Corp.	1,711	115,185
Caesars Entertainment, Inc. (s)	10,800	472,392
Genius Sports Ltd. (h) (s)	118,626	677,354
Golden Entertainment, Inc. (h)	3,057	112,589

		1,377,520

Household Durables—0.0%
Landsea Homes Corp. † (s)	10,323	149,993
Smith Douglas Homes Corp. (h) (s)	6,956	206,593

		356,586

Machinery—0.0%
Palladyne AI Corp. (s)	1,162	2,103

Media—0.0%
Altice USA, Inc. - Class A (s)	55,667	145,291

Metals & Mining—0.0%
First Quantum Minerals Ltd.	1,150	12,362
U.S. Steel Corp. (h)	3,931	160,306

		172,668

Oil, Gas & Consumable Fuels—0.1%
California Resources Corp.	3,699	203,815
Cheniere Energy, Inc.	1,526	246,113
Chesapeake Energy Corp. (h)	1,311	116,456
Green Plains, Inc. (e) (s)	11,216	259,314
Marathon Petroleum Corp.	1,868	376,402
Valero Energy Corp. (h)	1,432	244,429

		1,446,529

Real Estate Management & Development—0.0%
Forestar Group, Inc. (s)	7,291	293,025

Wireless Telecommunication Services—0.0%
Digicel Holdings (Bermuda), Ltd - Class A † (s)	1,070	21

Total Common Stocks (Cost $5,227,578)		5,437,279

Preferred Stocks—0.2%

Home Builders—0.1%
Dream Finders Homes, Inc., 9.000% † (j) (k)	2,628	2,526,165

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

IT Services—0.1%
Versa Networks, Inc. - Series E, 12.000% † (i) (j) (k)	678,151	$2,427,781

Oil & Gas—0.0%
Insight M, Inc. - Series D † (j) (k) (s)	481,839	165,174

Software—0.0%
Lessen Holdings, Inc. † (j) (k) (s)	23,458	146,847

Total Preferred Stocks (Cost $5,048,898)		5,265,967

Convertible Bonds—0.0%

Energy-Alternate Sources—0.0%
Stem, Inc. 0.500%, 12/01/28	102,000	49,720

Media—0.0%
DISH Network Corp.
Zero Coupon, 12/15/25	320,000	233,600

Oil & Gas Services—0.0%
Insight M, Inc.
7.000%, 01/25/29 † (i) (j) (k)	164,500	167,510

Total Convertible Bonds (Cost $510,869)		450,830

Warrants—0.0%

Health Care Providers & Services—0.0%
Cano Health, Inc. (s)	29,597	3

Health Care Technology—0.0%
Pear Therapeutics, Inc. (s)	10,748	0

Hotels, Restaurants & Leisure—0.0%
Sonder Holdings, Inc. (j) (k) (s)	20,820	0

IT Services—0.0%
Versa Networks, Inc. Expires 10/07/32 † (j) (k) (s)	83,584	254,096

Machinery—0.0%
Palladyne AI Corp. (s)	102,425	5,224

Oil & Gas—0.0%
Insight M, Inc. † (j) (k) (s)	164,500	1

Software—0.0%
Aurora Innovation, Inc. (s)	2,636	765
Latch, Inc. Expires 06/04/26 (s)	6,439	65

		830

Specialty Retail—0.0%
EVgo, Inc. (s)	12,581	2,378

Total Warrants (Cost $328,904)		262,532

Escrow Shares—0.0%

Oil & Gas—0.0%
Chesapeake Energy Corp. (j) (k) (n)	100,000	0

Savings & Loans—0.0%
Washington Mutual, Inc. (j) (k)	3,780,000	0
Washington Mutual, Inc. (j) (k)	1,310,000	0
Washington Mutual, Inc. (j) (k)	2,440,000	0
Washington Mutual, Inc. (j) (k)	1,247,000	0

		0

Total Escrow Shares (Cost $0)		0

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $64,568,295; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $65,841,434.	64,550,365	64,550,365

Total Short-Term Investments (Cost $64,550,365)		64,550,365

Securities Lending Reinvestments (t)—1.4%

Certificate of Deposit—0.0%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030

Repurchase Agreements—1.1%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $5,902,680; collateralized by various Common Stock with an aggregate market value of $6,571,549.	5,900,000	5,900,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $125,056; collateralized by various Common Stock with an aggregate market value of $139,286.	125,000	125,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $500,227; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $511,672.	500,000	500,000

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (t)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $5,970,383; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $6,087,102.	5,967,747	$5,967,747
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $5,005,299; collateralized by various Common Stock with an aggregate market value of $5,570,693.	5,000,000	5,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $5,202,375; collateralized by various Common Stock with an aggregate market value of $5,800,665.	5,200,000	5,200,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $7,003,162; collateralized by various Common Stock with an aggregate market value of $7,701,163.	7,000,000	7,000,000

		31,692,747

Time Deposits—0.1%
Banco Santander SA (NY) 5.310%, 04/01/24	1,000,000	1,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	1,000,000	1,000,000

		2,000,000

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210%, 04/01/24 (u)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230%, 04/01/24 (u)	2,000,000	2,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $38,686,267)		38,685,777

Total Purchased Options—0.0% (v) (Cost $745,447)		786,392
Total Investments—111.3% (Cost $3,258,330,583)		3,098,200,724
Unfunded Loan Commitments—(0.0)% (Cost $(83,083))		(83,083)
Net Investments—111.3% (Cost $3,258,247,500)		3,098,117,642
Other assets and liabilities (net)—(11.3)%		(314,108,608)

Net Assets—100.0%		$2,784,009,034

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $24,040,707, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Principal only security.
(e)	All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of March 31, 2024, the market value of securities pledged was $1,182,110.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $4,664,090.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $59,982,793 and the collateral received consisted of cash in the amount of $38,679,184 and non-cash collateral with a value of $23,254,693. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 1.3% of net assets.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Perpetual bond with no specified maturity date.
(n)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(o)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate
(p)	The stated interest rates represent the range of rates at March 31, 2024 of the underlying contracts within the senior loan facility.
(q)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(r)	This loan will settle after March 31, 2024, at which time the interest rate will be determined.

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(s)	Non-income producing security.
(t)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(u)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(v)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $516,573,393, which is 18.6% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Alorica, Inc., 12.205%, 12/21/27	01/26/23	814,553	$808,366	$794,189
Coreweave Compute Acquisition Co. II LLC, 13.098%, 06/30/28	07/31/23-03/28/24	2,512,000	2,510,300	2,496,426
Digicel Holdings (Bermuda), Ltd - Class A	02/06/24	1,070	21	21
Dream Finders Homes, Inc.	09/29/21	2,628	2,601,720	2,526,165
FreeWire Technologies, Inc., 6.000%, 02/20/28	02/20/24	1,473,753	1,255,799	1,063,018
Freewire Technologies, Inc.	03/21/24	25	25	101,500
Homes by WestBay, LLC, 11.000%, 02/06/30	02/06/24	3,134,000	3,080,154	3,079,155
Insight M, Inc., 7.000%, 01/25/29	01/31/24	164,500	164,500	167,510
Insight M, Inc.	01/31/24	164,500	—	1
Insight M, Inc. - Series D	01/31/24	481,839	164,500	165,174
Kenbourne Invest SA, 6.875%, 11/26/24	11/21/19	310,000	310,000	147,932
Kenbourne Invest SA, 4.700%, 01/22/28	01/14/21	210,000	210,000	74,554
Knollwood CDO Ltd., 8.791%, 01/10/39	02/10/04	1,210,583	1,210,583	121
Landsea Homes Corp., 11.000%, 07/17/28	07/17/23	3,104,000	3,010,880	3,336,800
Landsea Homes Corp.	03/06/24	10,323	119,747	149,993
Lessen Holdings, Inc.	01/05/23	23,458	303,694	146,847
Lessen, Inc., 12.730%, 01/05/28	01/05/23-01/02/24	1,807,323	1,752,445	1,651,532
Mauser Packaging Solutions Holding Co., 7.875%, 08/15/26	01/30/23	736,000	736,000	749,801
Oceana Trust, 12.500%, 07/31/27	08/31/23	759,000	491,794	500,191
Oceana Trust, 12.500%, 07/31/26	08/31/23	456,000	295,465	299,024
Oceana Trust, 12.000%, 07/31/25	08/31/23	304,000	196,977	198,478
Orion Group Holdco LLC, 12.110%, 03/19/27	09/06/23	35,383	35,137	35,383
Orion Group Holdco LLC, 12.110%, 03/19/27	09/06/23	158,641	157,536	158,641
Orion Group Holdco LLC 03/19/27	09/06/23	351,054	351,054	348,877
Orion Group Holdco LLC, 11.860%, 03/19/27	09/06/23	186,199	183,856	185,045
Orion Group Holdco LLC, 11.610%, 03/19/27	09/06/23-02/21/24	59,924	59,570	59,175
Orion Group Holdco LLC, 11.610%, 03/19/27	09/06/23	354,597	352,221	354,597
Orion Group Holdco LLC, 11.610%, 03/19/27	09/06/23	30,333	30,159	30,333
Orion Group Holdco LLC, 11.610%, 03/19/27	09/06/23	5,986	5,951	5,911
Pioneer Midco, 10.500%, 11/18/30	01/27/23-12/29/23	1,150,573	1,132,618	1,146,316
Sonder Holdings, Inc., 13.660%, 01/19/27	01/19/22-12/29/23	1,570,676	1,545,883	1,386,121
Versa Networks, Inc. - Series E	10/14/22	678,151	1,978,985	2,427,781
Versa Networks, Inc. Expires 10/07/32	10/14/22	83,584	—	254,095

				$24,040,707

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security	1.500%	TBA	$(4,624,762)	$(3,736,821)	$(3,726,176)
Uniform Mortgage-Backed Security	4.000%	TBA	(16,157,300)	(15,103,075)	(14,996,062)
Uniform Mortgage-Backed Security	6.000%	TBA	(4,010,100)	(4,048,588)	(4,046,608)
Uniform Mortgage-Backed Security	7.000%	TBA	(596,900)	(614,696)	(614,672)

Totals				$(23,503,180)	$(23,383,518)

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	315,000	GSI	04/24/24	USD	207,402	$(2,009)
AUD	317,000	MSIP	04/24/24	USD	208,377	(1,680)
BRL	4,442,945	DBAG	04/02/24	USD	891,000	(5,139)
BRL	5,476,900	GSI	04/02/24	USD	1,096,213	(4,197)
BRL	3,796,586	JPMC	04/02/24	USD	759,484	(2,499)
BRL	1,042,492	UBSA	04/02/24	USD	209,000	(1,142)
BRL	694,939	GSI	05/03/24	USD	139,000	(869)
BRL	5,493,950	GSI	05/03/24	USD	1,100,000	(7,984)
CLP	129,533,637	HSBC	04/24/24	USD	137,000	(4,884)
CLP	201,204,000	MSIP	04/24/24	USD	207,000	(1,784)
CLP	268,479,000	SCB	04/24/24	USD	276,000	(2,168)
CNH	1,077,495	BNP	04/24/24	USD	149,784	(1,326)
CNH	1,166,966	SCB	04/24/24	USD	162,216	(1,430)
CNY	4,732,230	MSIP	01/27/25	USD	677,000	(1,719)
COP	930,144,460	BBP	04/24/24	USD	238,000	1,713
COP	1,337,067,340	GSI	04/24/24	USD	347,000	(2,416)
COP	539,459,000	SCB	04/24/24	USD	139,000	27
COP	1,923,651,360	BNP	08/15/24	USD	444,868	42,143
COP	748,086,640	BBP	08/15/24	USD	175,638	13,755
COP	2,771,224,000	MSIP	08/15/24	USD	641,042	60,549
COP	1,360,538,500	BNP	10/23/24	USD	326,939	14,037
COP	4,081,615,500	BNP	10/23/24	USD	981,316	41,613
COP	2,704,065,000	HSBC	02/24/25	USD	651,896	14,717
EUR	88,690	MSIP	04/05/24	USD	95,991	(300)
EUR	108,430	MSIP	04/05/24	USD	117,355	(367)
EUR	274,872	MSIP	04/05/24	USD	297,499	(930)
EUR	208,743	BOA	04/22/24	USD	226,203	(831)
EUR	204,747	CBNA	04/22/24	USD	221,867	(808)
EUR	255,669	JPMC	04/22/24	USD	279,604	(3,567)
EUR	150,300	NIP	04/22/24	USD	163,596	(1,322)
EUR	257,000	BBP	04/24/24	USD	278,516	(1,019)
GBP	220,000	MSIP	04/24/24	USD	278,054	(349)
HUF	186,316,800	DBAG	04/24/24	USD	512,000	(2,323)
IDR	12,226,289,250	CBNA	04/24/24	USD	777,000	(6,374)
IDR	29,498,747,434	HSBC	06/20/24	USD	1,884,537	(27,955)
INR	34,523,008	JPMC	04/24/24	USD	416,000	(2,300)
JPY	31,117,482	BBP	04/24/24	USD	207,000	(750)
JPY	61,856,699	MSIP	04/24/24	USD	417,000	(7,008)
KRW	252,986,077	BNP	04/24/24	USD	190,000	(1,851)
MXN	2,326,423	BBP	04/24/24	USD	139,000	463
MXN	21,325,919	MSIP	04/24/24	USD	1,265,000	13,432
MYR	2,646,177	BBP	04/24/24	USD	562,000	(2,090)
PEN	198,495	DBAG	04/05/24	USD	53,352	7
PLN	5,288,997	HSBC	04/24/24	USD	1,333,000	(9,080)
THB	11,528,715	BBP	04/24/24	USD	321,000	(4,474)
TRY	1,635,700	BBP	12/04/24	USD	41,971	(3,646)
TRY	3,287,757	BBP	12/04/24	USD	80,997	(3,964)
TRY	1,619,343	GSI	12/04/24	USD	42,203	(4,262)
TRY	1,635,700	GSI	12/04/24	USD	41,828	(3,504)
TRY	3,271,400	GSI	12/04/24	USD	84,044	(7,394)

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	4,907,100	GSI	12/04/24	USD	125,968	$(10,994)
TRY	9,177,000	BNP	12/06/24	USD	214,553	33
ZAR	20,979,601	BOA	04/05/24	USD	1,110,090	(2,572)
ZAR	10,728,559	CBNA	04/24/24	USD	565,000	507

Contracts to Deliver
AUD	1,467,000	MSIP	06/20/24	USD	964,347	6,280
BRL	4,442,945	DBAG	04/02/24	USD	889,265	3,404
BRL	5,476,900	GSI	04/02/24	USD	1,100,000	7,983
BRL	3,796,586	JPMC	04/02/24	USD	759,895	2,909
BRL	3,796,586	SSBT	04/02/24	USD	724,844	(32,142)
BRL	1,042,492	UBSA	04/02/24	USD	208,657	799
BRL	3,989,346	JPMC	10/02/24	USD	784,184	2,472
CAD	288,000	DBAG	06/20/24	USD	213,042	184
CHF	303,044	DBAG	04/24/24	USD	344,000	7,194
CHF	184,274	DBAG	04/24/24	USD	207,000	2,196
CLP	204,433,200	BNP	04/24/24	USD	207,000	(1,509)
CNH	2,917,313	UBSA	04/24/24	USD	406,000	4,050
CNH	4,743,739	MSIP	01/27/25	USD	677,000	11,756
COP	5,442,154,000	JPMC	04/19/24	USD	1,385,777	(17,889)
COP	5,442,962,000	SCB	04/22/24	USD	1,398,716	(4,478)
COP	2,704,065,000	SCB	04/22/24	USD	694,882	(2,225)
COP	2,716,178,150	BBP	04/24/24	USD	695,000	(5,004)
COP	575,425,519	BBP	05/16/24	USD	146,766	(1,012)
COP	553,700,546	CBNA	05/16/24	USD	140,419	(1,780)
COP	15,074,787,387	MSIP	05/16/24	USD	3,828,129	(43,316)
EUR	194,976	DBAG	04/05/24	USD	210,246	(120)
EUR	108,430	DBAG	04/05/24	USD	118,149	1,161
EUR	79,897	DBAG	04/05/24	USD	87,057	854
EUR	38,315	DBAG	04/05/24	USD	41,749	410
EUR	27,675	MSIP	04/05/24	USD	30,171	311
EUR	22,700	MSIP	04/05/24	USD	24,761	269
EUR	809,324	DBAG	04/22/24	USD	882,369	8,569
EUR	809,000	DBAG	04/22/24	USD	882,016	8,565
EUR	127,791	TDB	04/22/24	USD	138,920	949
EUR	1,151,000	JPMC	04/24/24	USD	1,254,941	12,144
EUR	263,574	DBAG	05/16/24	USD	289,642	4,799
EUR	52,921	DBAG	05/16/24	USD	58,154	962
EUR	13,084,800	DBAG	06/20/24	USD	14,295,011	133,908
EUR	351,000	DBAG	06/20/24	USD	383,408	3,536
EUR	334,000	DBAG	06/20/24	USD	362,922	1,449
EUR	202,950	DBAG	06/20/24	USD	221,143	1,499
EUR	5,124,000	MSIP	06/20/24	USD	5,584,580	39,101
EUR	11,509,628	TDB	06/20/24	USD	12,575,545	119,182
EUR	7,673,077	TDB	06/20/24	USD	8,383,687	79,454
EUR	18,765,295	UBSA	06/20/24	USD	20,520,788	211,937
EUR	274,872	MSIP	07/02/24	USD	298,574	938
EUR	108,430	MSIP	07/02/24	USD	117,779	370
EUR	88,690	MSIP	07/02/24	USD	96,338	303
IDR	24,946,646,594	BOA	04/19/24	USD	1,600,580	27,949
IDR	7,847,849,490	BBP	04/19/24	USD	502,842	8,115
JPY	29,222,469	MSIP	04/24/24	USD	197,000	3,311
MXN	44,375,216	BBP	04/22/24	USD	2,576,225	(84,777)

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	4,094,569	BBP	04/22/24	USD	237,712	$(7,822)
MXN	7,029,967	MSIP	04/24/24	USD	417,000	(4,428)
NOK	2,206,739	BNP	04/24/24	USD	208,000	4,626
PEN	3,884,001	CBNA	04/05/24	USD	1,019,557	(24,530)
PEN	815,335	CBNA	04/05/24	USD	213,971	(5,205)
PEN	1,555,619	DBAG	04/24/24	USD	417,000	(1,000)
PEN	2,064,229	BNP	05/16/24	USD	558,689	4,251
PEN	1,873,463	CBNA	05/16/24	USD	506,204	3,004
PLN	5,052,723	GSI	04/22/24	USD	1,277,514	12,716
SEK	2,941,407	HSBC	04/24/24	USD	278,000	2,974
TWD	16,877,070	CBNA	04/24/24	USD	534,000	5,210
ZAR	20,979,601	DBAG	04/05/24	USD	1,122,405	14,887
ZAR	3,923,437	BNP	04/24/24	USD	207,000	194
ZAR	20,979,601	BOA	07/02/24	USD	1,101,994	2,568

Cross Currency Contracts to Buy
AUD	159,195	MSIP	04/24/24	EUR	96,000	145
COP	1,193,496,000	MSIP	04/24/24	GBP	240,000	4,633
EUR	511,000	MSIP	04/24/24	GBP	437,391	(361)
EUR	498,000	MSIP	04/24/24	PLN	2,151,750	(900)
EUR	254,000	MSIP	04/24/24	MXN	4,668,393	(5,600)
HUF	67,855,358	GSI	04/24/24	EUR	171,000	983
NOK	2,210,017	MSIP	04/24/24	EUR	191,000	(2,557)
ZAR	5,591,118	MSIP	04/24/24	EUR	270,000	3,176

Net Unrealized Appreciation						$583,700

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Futures	03/18/25	11	GBP	2,629,138	$(22,809)
U.S. Treasury Long Bond Futures	06/18/24	406	USD	48,897,625	802,566
U.S. Treasury Note 2 Year Futures	06/28/24	761	USD	155,612,610	(139,343)
U.S. Treasury Note 5 Year Futures	06/28/24	1,918	USD	205,255,969	508,248
U.S. Treasury Ultra Long Bond Futures	06/18/24	45	USD	5,805,000	8,602

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/21/24	(31)	EUR	(1,563,950)	(42,232)
Euro STOXX Banks Index Futures	06/21/24	(169)	EUR	(1,144,130)	(95,107)
Euro-Bobl Futures	06/06/24	(77)	EUR	(9,105,250)	(59,883)
Euro-Bund Futures	06/06/24	(123)	EUR	(16,405,740)	(86,608)
Russell 2000 Index E-Mini Futures	06/21/24	(24)	USD	(2,575,080)	(44,918)
U.S. Treasury Note 10 Year Futures	06/18/24	(408)	USD	(45,205,125)	(36,927)
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	(956)	USD	(109,566,563)	(491,492)

Net Unrealized Appreciation					$300,097

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
BRL Call/USD Put	BRL	4.950	GSI	04/18/24	483,000	USD	483,000	$1,942	$1,125	$(817)
BRL Call/USD Put	BRL	4.850	BOA	06/03/24	693,000	USD	693,000	1,556	881	(675)
EUR Call/USD Put	USD	1.092	MSIP	04/02/24	635,000	EUR	635,000	1,463	1	(1,462)
EUR Call/USD Put	USD	1.105	BBP	04/24/24	64,000	EUR	64,000	15,307	2,738	(12,569)
EUR Call/USD Put	USD	1.110	BNP	05/29/24	954,000	EUR	954,000	4,544	1,144	(3,400)
INR Call /CNH Put	INR	11.500	SCB	01/23/25	501,000	CNH	501,000	13,731	17,134	3,403
KRW Call/USD Put	KRW	1,330.000	BOA	04/03/24	483,000	USD	483,000	1,551	131	(1,420)
PLN Call/EUR Put	PLN	4.310	BOA	08/13/24	388,000	EUR	388,000	1,105	1,578	473
TRY Call/USD Put	TRY	42.500	GSI	12/06/24	278,000	USD	278,000	14,793	14,793	—
USD Call/CLP Put	CLP	945.000	BOA	04/18/24	483,000	USD	483,000	7,113	18,202	11,089
USD Call/CNH Put	CNH	7.200	SCB	04/05/24	693,000	USD	693,000	3,378	6,107	2,729
USD Call/CNH Put	CNH	7.500	BBP	10/23/24	104,000	USD	104,000	10,140	11,593	1,453
USD Call/CNH Put	CNH	7.750	BOA	03/06/26	77,502,000	USD	77,502,000	565,764	678,142	112,378
USD Call/TRY Put	TRY	35.000	UBSA	11/21/24	35,000	USD	35,000	3,150	1,990	(1,160)
USD Call/ZAR Put	ZAR	19.300	BOA	04/30/24	278,000	USD	278,000	2,590	2,590	—
USD Call/ZAR Put	ZAR	20.800	GSI	08/15/24	689,000	USD	689,000	11,640	7,849	(3,791)

Totals								$659,767	$765,998	$106,231

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.325%	BOA	SOFR	Pay	04/05/24	8,272,000	USD	8,272,000	$9,842	$—	$(9,842)
Call - OTC - 10 Yr. IRS	3.280%	BOA	SOFR	Pay	04/12/24	8,269,000	USD	8,269,000	11,064	24	(11,040)
Call - OTC - 10 Yr. IRS	3.505%	DBAG	SOFR	Pay	04/19/24	8,175,000	USD	8,175,000	11,106	2,935	(8,171)
Call - OTC - 10 Yr. IRS	3.434%	JPMC	SOFR	Pay	04/26/24	8,084,000	USD	8,084,000	6,123	3,195	(2,928)
Put - OTC - 10 Yr. IRS	4.125%	BOA	SOFR	Receive	04/05/24	8,272,000	USD	8,272,000	9,557	342	(9,215)
Put - OTC - 10 Yr. IRS	4.080%	BOA	SOFR	Receive	04/12/24	8,269,000	USD	8,269,000	14,664	4,535	(10,129)
Put - OTC - 10 Yr. IRS	4.305%	DBAG	SOFR	Receive	04/19/24	8,175,000	USD	8,175,000	11,636	1,105	(10,531)
Put - OTC - 10 Yr. IRS	4.234%	JPMC	SOFR	Receive	04/26/24	8,084,000	USD	8,084,000	8,228	4,321	(3,907)

Totals									$82,220	$16,457	$(65,763)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 2 Year Futures	USD	102.000	04/26/24	18	USD	36,000	$3,460	$3,937	$477

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/EUR Put	AUD	1.655	BBP	04/24/24	(318,000)	EUR	(318,000)	$(3,610)	$(1,865)	$1,745
CLP Call/USD Put	CLP	900.000	BOA	04/18/24	(483,000)	USD	(483,000)	(973)	(13)	960
CNH Call/INR Put	INR	12.500	SCB	01/23/25	(251,000)	CNH	(251,000)	(7,822)	(4,891)	2,931
EUR Call/AUD Put	AUD	1.655	BBP	04/24/24	(318,000)	EUR	(318,000)	(3,011)	(1,994)	1,017
MXN Call/USD Put	MXN	16.700	MSIP	04/29/24	(278,000)	USD	(278,000)	(2,080)	(2,406)	(326)
TRY Call/USD Put	TRY	40.500	GSI	12/06/24	(417,000)	USD	(417,000)	(12,454)	(12,454)	—
USD Call/CLP Put	CLP	965.000	BOA	04/18/24	(689,000)	USD	(689,000)	(5,204)	(14,978)	(9,774)
USD Call/KRW Put	KRW	1,360.000	BOA	04/18/24	(483,000)	USD	(483,000)	(1,038)	(1,914)	(876)
USD Call/MXN Put	MXN	16.800	MSIP	04/29/24	(278,000)	USD	(278,000)	(2,080)	(1,824)	256
USD Call/ZAR Put	ZAR	19.750	BOA	04/30/24	(417,000)	USD	(417,000)	(1,588)	(1,588)	—
ZAR Call/USD Put	ZAR	18.200	GSI	08/15/24	(689,000)	USD	(689,000)	(9,187)	(9,141)	46

Totals								$(49,047)	$(53,068)	$(4,021)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.525%	BOA	SOFR	Receive	04/05/24	(8,272,000)	USD	(8,272,000)	$(34,156)	$(71)	$34,085
Call - OTC - 10 Yr. IRS	3.480%	BOA	SOFR	Receive	04/12/24	(8,269,000)	USD	(8,269,000)	(33,292)	(610)	32,682
Call - OTC - 10 Yr. IRS	4.000%	BOA	SOFR	Receive	11/17/25	(147,347)	USD	(147,347)	(6,907)	(7,825)	(918)
Call - OTC - 10 Yr. IRS	4.481%	JPMC	SOFR	Receive	10/20/25	(186,107)	USD	(186,107)	(9,538)	(14,701)	(5,163)
Call - OTC - 10 Yr. IRS	3.634%	JPMC	SOFR	Receive	04/26/24	(8,084,000)	USD	(8,084,000)	(25,594)	(16,398)	9,196
Call - OTC - 10 Yr. IRS	3.956%	CBNA	SOFR	Receive	11/28/25	(348,520)	USD	(348,520)	(15,997)	(17,855)	(1,858)
Call - OTC - 10 Yr. IRS	3.705%	DBAG	SOFR	Receive	04/19/24	(8,175,000)	USD	(8,175,000)	(33,175)	(19,672)	13,503
Call - OTC - 10 Yr. IRS	3.551%	GSI	SOFR	Receive	03/11/26	(764,901)	USD	(764,901)	(33,813)	(27,575)	6,238
Call - OTC - 10 Yr. IRS	3.965%	CBNA	SOFR	Receive	11/20/25	(591,358)	USD	(591,358)	(27,498)	(30,438)	(2,940)
Call - OTC - 10 Yr. IRS	3.590%	DBAG	SOFR	Receive	03/06/26	(1,092,000)	USD	(1,092,000)	(49,706)	(40,881)	8,825
Call - OTC - 10 Yr. IRS	3.550%	CBNA	SOFR	Receive	03/09/26	(1,223,842)	USD	(1,223,842)	(54,094)	(44,020)	10,074
Call - OTC - 10 Yr. IRS	3.553%	MSIP	SOFR	Receive	03/06/26	(1,342,000)	USD	(1,342,000)	(60,222)	(48,325)	11,897
Call - OTC - 10 Yr. IRS	3.640%	BOA	SOFR	Receive	03/13/26	(1,278,014)	USD	(1,278,014)	(56,009)	(50,575)	5,434
Call - OTC - 10 Yr. IRS	3.537%	CBNA	SOFR	Receive	03/09/26	(1,530,243)	USD	(1,530,243)	(68,325)	(54,288)	14,037
Call - OTC - 10 Yr. IRS	3.403%	MSIP	SOFR	Receive	12/15/25	(1,903,164)	USD	(1,903,164)	(85,547)	(54,719)	30,828
Put - OTC - 10 Yr. IRS	4.481%	JPMC	SOFR	Pay	10/20/25	(186,107)	USD	(186,107)	(9,538)	(3,159)	6,379
Put - OTC - 10 Yr. IRS	4.000%	BOA	SOFR	Pay	11/17/25	(147,347)	USD	(147,347)	(6,907)	(4,156)	2,751
Put - OTC - 10 Yr. IRS	4.105%	DBAG	SOFR	Pay	04/19/24	(8,175,000)	USD	(8,175,000)	(31,361)	(7,269)	24,092
Put - OTC - 10 Yr. IRS	3.956%	CBNA	SOFR	Pay	11/28/25	(348,520)	USD	(348,520)	(15,997)	(10,353)	5,644
Put - OTC - 10 Yr. IRS	3.925%	BOA	SOFR	Pay	04/05/24	(8,272,000)	USD	(8,272,000)	(29,103)	(12,366)	16,737
Put - OTC - 10 Yr. IRS	3.965%	CBNA	SOFR	Pay	11/20/25	(591,358)	USD	(591,358)	(27,498)	(17,302)	10,196
Put - OTC - 10 Yr. IRS	4.034%	JPMC	SOFR	Pay	04/26/24	(8,084,000)	USD	(8,084,000)	(28,921)	(18,436)	10,485
Put - OTC - 10 Yr. IRS	3.880%	BOA	SOFR	Pay	04/12/24	(8,269,000)	USD	(8,269,000)	(39,843)	(33,808)	6,035
Put - OTC - 10 Yr. IRS	3.551%	GSI	SOFR	Pay	03/11/26	(764,901)	USD	(764,901)	(33,812)	(34,899)	(1,087)
Put - OTC - 10 Yr. IRS	3.590%	DBAG	SOFR	Pay	03/06/26	(1,092,000)	USD	(1,092,000)	(48,703)	(48,094)	609
Put - OTC - 10 Yr. IRS	3.640%	BOA	SOFR	Pay	03/13/26	(1,278,014)	USD	(1,278,014)	(56,009)	(54,150)	1,859
Put - OTC - 10 Yr. IRS	3.550%	CBNA	SOFR	Pay	03/09/26	(1,223,842)	USD	(1,223,842)	(54,094)	(55,833)	(1,739)
Put - OTC - 10 Yr. IRS	3.553%	MSIP	SOFR	Pay	03/06/26	(1,342,000)	USD	(1,342,000)	(60,222)	(60,972)	(750)
Put - OTC - 10 Yr. IRS	3.537%	CBNA	SOFR	Pay	03/09/26	(1,530,243)	USD	(1,530,243)	(68,325)	(70,574)	(2,249)
Put - OTC - 10 Yr. IRS	3.403%	MSIP	SOFR	Pay	12/15/25	(1,903,164)	USD	(1,903,164)	(85,547)	(94,657)	(9,110)

Totals									$(1,189,753)	$(953,981)	$235,772

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 3 Month SOFR Futures	USD	94.875	04/12/24	(15)	USD	(37,500)	$(2,601)	$(1,500)	$1,101
Put - 3 Month SOFR Futures	USD	95.000	04/12/24	(29)	USD	(72,500)	(7,565)	(10,331)	(2,766)
Put - U.S. Treasury Note 2 Year Futures	USD	101.750	04/26/24	(27)	USD	(54,000)	(2,159)	(2,532)	(373)

Totals							$(12,325)	$(14,363)	$(2,038)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.520%	Annually	03/26/26	USD	28,861,000	$(6,512)	$123	$(6,635)
Pay	1M TIIE	Monthly	8.670%	Monthly	01/18/29	MXN	15,019,000	(6,760)	8	(6,768)
Pay	1M TIIE	Monthly	9.685%	Monthly	10/25/28	MXN	15,240,000	27,610	8	27,602
Pay	3M KCOD	Quarterly	3.188%	Quarterly	09/20/26	KRW	788,915,870	(1,853)	4	(1,857)
Pay	3M KCOD	Quarterly	3.330%	Quarterly	09/20/26	KRW	773,676,291	138	5	133
Pay	3M KCOD	Quarterly	3.380%	Quarterly	09/20/26	KRW	773,792,354	824	5	819
Pay	3M KCOD	Quarterly	3.383%	Quarterly	09/20/26	KRW	773,792,355	858	5	853
Pay	3M PRIBOR	Quarterly	3.306%	Quarterly	03/20/29	CZK	40,000,000	(27,644)	19	(27,663)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	Annually	3.151%	Annually	07/21/28	EUR	937,000	$17,396	$9	$17,387
Pay	6M WIBOR	Semi-Annually	5.305%	Semi-Annually	06/19/26	PLN	3,772,000	999	4	995
Receive	1M TIIE	Monthly	10.950%	Monthly	12/03/24	MXN	67,453,000	(735)	5	(740)
Receive	1M TIIE	Monthly	11.245%	Monthly	11/07/24	MXN	66,865,000	(6,416)	4	(6,420)
Receive	1M TIIE	Monthly	10.755%	Monthly	01/23/25	MXN	33,878,000	1,082	3	1,079
Receive	3M JIBAR	Quarterly	8.020%	Quarterly	03/26/26	ZAR	44,876,000	(463)	8	(471)
Receive	3M PRIBOR	Quarterly	4.675%	Quarterly	03/20/25	CZK	49,210,000	(1,900)	6	(1,906)
Receive	6M PRIBOR	Semi-Annually	4.098%	Semi-Annually	03/20/26	CZK	20,900,000	(1,265)	4	(1,269)
Receive	6M CORRA	Semi-Annually	4.173%	Semi-Annually	03/22/26	CAD	39,400,000	11,606	137	11,469
Receive	6M EURIBOR	Semi-Annually	2.456%	Semi-Annually	03/22/54	EUR	1,250,000	(35,241)	48	(35,289)
Receive	6M EURIBOR	Semi-Annually	2.490%	Semi-Annually	02/19/54	EUR	5,930,760	(210,796)	228	(211,024)
Receive	6M EURIBOR	Semi-Annually	2.506%	Semi-Annually	02/20/54	EUR	5,930,760	(232,372)	228	(232,600)
Receive	6M EURIBOR	Semi-Annually	2.511%	Semi-Annually	03/01/54	EUR	2,978,000	(120,441)	115	(120,556)
Receive	6M EURIBOR	Semi-Annually	2.513%	Semi-Annually	02/20/54	EUR	6,031,000	(246,507)	232	(246,739)
Receive	6M WIBOR	Semi-Annually	5.135%	Semi-Annually	12/20/25	PLN	3,744,000	5,776	3	5,773

Totals								$(832,616)	$1,211	$(833,827)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	10.108%	Maturity	01/02/26	GSI	BRL	1,931,920	$(2,424)	$—	$(2,424)
Pay	1-Day CDI	Maturity	9.980%	Maturity	01/02/26	HSBC	BRL	6,147,000	(11,034)	—	(11,034)
Pay	1-Day CDI	Maturity	10.575%	Maturity	01/02/26	CBNA	BRL	8,064,000	14,207	—	14,207
Pay	1-Day CDI	Maturity	11.745%	Maturity	01/02/26	CBNA	BRL	5,106,000	27,017	—	27,017
Pay	1-Day CDI	Maturity	11.800%	Maturity	01/02/26	CBNA	BRL	5,263,226	29,570	—	29,570
Pay	1-Day CDI	Maturity	9.650%	Maturity	01/02/26	CBNA	BRL	9,503,000	(12,019)	—	(12,019)
Pay	1-Day CDI	Maturity	9.785%	Maturity	01/04/27	BNP	BRL	6,246,000	(13,288)	—	(13,288)
Pay	12M CLICP	Annually	4.875%	Annually	04/01/26	JPMC	CLP	1,795,968,939	—	—	—
Pay	12M CLICP	Annually	4.945%	Annually	04/01/26	GSI	CLP	1,788,699,061	49	—	49
Receive	12M CLICP	Semi-Annually	4.915%	Semi-Annually	04/01/28	JPMC	CLP	964,076,343	—	—	—
Receive	12M CLICP	Semi-Annually	4.990%	Semi-Annually	04/01/28	GSI	CLP	1,004,382,657	807	—	807
Receive	12M CPIBR	Annually	10.176%	Annually	06/20/25	CBNA	COP	3,997,331,802	(4,493)	—	(4,493)
Receive	12M CPIBR	Annually	10.300%	Annually	01/29/25	CBNA	COP	4,390,920,000	2,949	—	2,949
Receive	12M CPIBR	Annually	8.620%	Annually	11/05/25	JPMC	COP	7,068,327,000	(14,587)	—	(14,587)

Totals									$16,754	$—	$16,754

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41.V2	(5.000%)	Quarterly	12/20/28	3.115%	USD	3,133,250	$(232,030)	$(232,029)	$(1)
ITRX.EUR.41.V1	(1.000%)	Quarterly	06/20/29	0.543%	EUR	2,890,000	(68,733)	(68,230)	(503)
ITRX.EUR.XOVER.41.V1	(5.000%)	Quarterly	06/20/29	2.973%	EUR	2,336,400	(222,513)	(231,221)	8,708
ITRX.FINSR.41.V1	(1.000%)	Quarterly	06/20/29	0.631%	EUR	9,090,000	(173,834)	(170,991)	(2,843)

Totals							$(697,110)	$(702,471)	$5,361

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42.V1	5.000%	Quarterly	06/20/29	3.282%	USD	55,956,500	$3,859,377	$4,063,617	$(204,240)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories 3.400%, due on 11/30/23	(1.000%)	Quarterly	06/20/29	JPMC	0.434%	USD	1,238,000	$(32,809)	$(29,406)	$(3,403)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	06/20/29	BOA	0.348%	USD	1,266,659	(39,199)	(36,441)	(2,758)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	06/20/29	BOA	0.348%	USD	1,587,341	(49,124)	(45,666)	(3,458)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	06/20/29	GSI	0.348%	USD	3,000,000	(92,841)	(86,307)	(6,534)
American Express Co. 4.050%, due on 05/03/29	(1.000%)	Quarterly	06/20/29	GSI	0.307%	USD	3,000,000	(98,574)	(92,048)	(6,526)
Avis Budget Group, Inc. 5.250%, due on 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	0.528%	USD	460,000	(14,821)	5,569	(20,390)
Avis Budget Group, Inc. 5.250%, due on 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	0.641%	USD	480,000	(24,995)	14,561	(39,556)
Beazer Homes USA, Inc. 6.750%, due on 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	0.119%	USD	250,000	(2,808)	(647)	(2,161)
Beazer Homes USA, Inc. 6.750%, due on 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	0.119%	USD	250,000	(2,808)	(698)	(2,110)
Beazer Homes USA, Inc. 6.750%, due on 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	0.119%	USD	250,000	(2,808)	(733)	(2,075)
Boeing Co. 2.600%, due on 10/30/25	(1.000%)	Quarterly	12/20/28	DBAG	0.993%	USD	700,000	(194)	(3,237)	3,043
Boeing Co. 8.750%, due on 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	0.338%	USD	460,000	(2,197)	(1,324)	(873)
Boeing Co. 8.750%, due on 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	0.338%	USD	1,185,000	(5,659)	(2,021)	(3,638)
Brazil Government International Bond 4.250%, due on 01/07/25	(1.000%)	Quarterly	06/20/29	BOA	1.370%	USD	610,110	10,344	10,198	146
Brazil Government International Bond 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.272%	USD	314,000	(1,651)	1,123	(2,774)
Brazil Government International Bond 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.272%	USD	520,000	(2,734)	1,896	(4,630)
Brazil Government International Bond 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.272%	USD	524,000	(2,755)	1,910	(4,665)
Brazil Government International Bond 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.272%	USD	525,000	(2,760)	1,914	(4,674)
Brazil Government International Bond 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.272%	USD	526,000	(2,765)	1,881	(4,646)
Brazil Government International Bond 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.272%	USD	740,000	(3,891)	2,647	(6,538)
Colombia Government International Bond 10.375%, due on 01/28/33	(1.000%)	Quarterly	06/20/29	JPMC	1.720%	USD	725,686	23,830	25,393	(1,563)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.913%	EUR	600,000	(2,218)	42,381	(44,599)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.913%	EUR	117,000	(432)	5,356	(5,788)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.913%	EUR	131,000	$(484)	$6,332	$(6,816)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.913%	EUR	352,000	(1,301)	16,115	(17,416)
Dominion Energy, Inc. 4.250%, due on 06/01/28	(1.000%)	Quarterly	06/20/29	GSI	0.526%	USD	2,879,000	(64,511)	(58,760)	(5,751)
Mexico Government International Bond 4.150%, due on 03/28/27	(1.000%)	Quarterly	06/20/29	BOA	0.924%	USD	2,423,933	(8,528)	(7,780)	(748)
Republic of South Africa Government International Bond 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	MSIP	2.576%	USD	495,000	34,694	32,937	1,757
Republic of South Africa Government International Bond 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	MSIP	2.576%	USD	307,000	21,518	20,047	1,471
Republic of South Africa Government International Bond 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	CBNA	2.576%	USD	787,337	55,184	48,500	6,684
Republic of South Africa Government International Bond 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	CBNA	2.576%	USD	764,949	53,615	47,121	6,494
Tenet Healthcare Corp. 6.875%, due on 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	0.245%	USD	499,000	(5,459)	(258)	(5,201)
Turkiye Government International Bond 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	BOA	3.010%	USD	141,961	12,519	13,099	(580)
Turkiye Government International Bond 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	3.010%	USD	548,919	49,334	49,334	—
Turkiye Government International Bond 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	3.010%	USD	354,903	31,297	37,375	(6,078)
Turkiye Government International Bond 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	3.010%	USD	354,903	31,297	37,375	(6,078)
Turkiye Government International Bond 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	3.010%	USD	312,314	27,542	32,890	(5,348)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	BNP	0.506%	EUR	134,000	(2,846)	5,110	(7,956)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.506%	EUR	37,000	(786)	1,735	(2,521)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.506%	EUR	112,000	(2,379)	5,043	(7,422)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.506%	EUR	117,000	(2,485)	5,923	(8,408)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.506%	EUR	1,000,000	(21,238)	30,193	(51,431)

Totals								$(146,886)	$138,632	$(285,518)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.6.AAA	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,619	$—	$1	$1
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.537%	USD	1,081,497	554	13,304	(12,750)
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.537%	USD	21,828	11	294	(283)
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	CBNA	14.119%	USD	500,000	73,469	15,433	58,036
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	MSIP	14.119%	USD	105,000	15,428	5,307	10,121

Totals								$89,462	$34,339	$55,125

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.10.BBB-	3.000%	Monthly	11/17/59	JPMC	12.143%	USD	40,000	$(7,553)	$(3,575)	$(3,978)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	DBAG	14.119%	USD	467,000	(68,620)	(57,312)	(11,308)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	MSIP	14.119%	USD	138,000	(20,277)	(167)	(20,110)

Totals								$(96,450)	$(61,054)	$(35,396)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Quarterly	06/20/24	MSIP	Markit iBoxx USD Liquid Investment Grade Index	USD 1,750,000	$(104)	$21,851	$(21,955)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There was no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas SA
(BOA)—	Bank of America NA
(CBNA)—	Citibank NA
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank PLC
(JPMC)—	JPMorgan Chase Bank NA
(MSIP)—	Morgan Stanley & Co. International PLC
(NIP)—	Nomura International PLC
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PEN)—	Peruvian Nuevo Sol
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CLICP)—	Chilean Average Chamber Index
(CMBX)—	Commercial Mortgage-Backed Index
(CPIBR)—	Brazil Consumer Price Index
(CORRA)—	Canadian Average Overnight Repo Rate
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)—	Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)—	Johannesburg Interbank Agreed Rate
(KCOD)—	South Korean Certificate of Deposit Rate
(MTA)—	Monthly Treasury Average Index
(PRIBOR)—	Prague Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TSFR)—	Term Secured Overnight Financing Rate
(WIBOR)—	Warsaw Interbank Offered Rate

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,594,803,662	$—	$1,594,803,662
Corporate Bonds & Notes
Aerospace/Defense	—	29,981,677	—	29,981,677
Agriculture	—	12,912,451	—	12,912,451
Airlines	—	4,098,869	42,367	4,141,236
Apparel	—	20,857	—	20,857
Auto Manufacturers	—	1,683,106	—	1,683,106
Auto Parts & Equipment	—	772,767	—	772,767
Banks	—	184,206,458	—	184,206,458
Beverages	—	1,013,726	—	1,013,726
Biotechnology	—	14,965,537	—	14,965,537
Chemicals	—	3,325,472	—	3,325,472
Commercial Services	—	3,885,155	—	3,885,155
Computers	—	3,963,909	—	3,963,909
Diversified Financial Services	—	4,554,518	—	4,554,518
Electric	—	78,791,310	1,063,018	79,854,328
Energy-Alternate Sources	—	613,282	—	613,282
Engineering & Construction	—	364,287	—	364,287
Entertainment	—	4,082,038	—	4,082,038
Environmental Control	—	1,839,458	—	1,839,458
Food	—	1,712,239	—	1,712,239
Gas	—	5,997,400	—	5,997,400
Healthcare-Products	—	7,290,407	—	7,290,407
Healthcare-Services	—	24,612,510	—	24,612,510
Home Builders	—	3,552,090	6,415,955	9,968,045
Insurance	—	4,274,267	—	4,274,267

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet	$—	$2,248,319	$—	$2,248,319
Iron/Steel	—	933,928	—	933,928
Lodging	—	1,312,824	1,386,121	2,698,945
Machinery-Diversified	—	1,664,681	—	1,664,681
Media	—	16,164,473	—	16,164,473
Mining	—	9,890,569	—	9,890,569
Miscellaneous Manufacturing	—	538,400	—	538,400
Oil & Gas	—	62,593,063	1,146,316	63,739,379
Packaging & Containers	—	4,056,011	—	4,056,011
Pharmaceuticals	—	20,747,099	—	20,747,099
Pipelines	—	85,287,817	—	85,287,817
Real Estate	—	805,294	5,830,714	6,636,008
Real Estate Investment Trusts	—	44,185,677	—	44,185,677
Retail	—	4,471,990	—	4,471,990
Semiconductors	—	8,064,483	—	8,064,483
Shipbuilding	—	2,651,773	—	2,651,773
Software	—	7,275,624	—	7,275,624
Telecommunications	—	52,943,093	—	52,943,093
Transportation	—	4,916,408	—	4,916,408
Total Corporate Bonds & Notes	—	729,265,316	15,884,491	745,149,807
Asset-Backed Securities
Asset-Backed - Home Equity	—	25,209,027	—	25,209,027
Asset-Backed - Manufactured Housing	—	10,228,850	—	10,228,850
Asset-Backed - Other	—	220,800,551	7,687,939	228,488,490
Asset-Backed - Student Loan	—	20,737,571	—	20,737,571
Total Asset-Backed Securities	—	276,975,999	7,687,939	284,663,938
Total Mortgage-Backed Securities*	—	235,652,896	—	235,652,896
Total Foreign Government*	—	86,789,647	—	86,789,647
Total Municipals*	—	18,426,614	—	18,426,614
Floating Rate Loans
Agriculture	—	302,256	—	302,256
Apparel	—	110,344	—	110,344
Auto Parts & Equipment	—	242,342	—	242,342
Beverages	—	494,213	—	494,213
Chemicals	—	679,807	—	679,807
Commercial Services	—	1,990,522	1,009,665	3,000,187
Computers	—	—	3,290,615	3,290,615
Cosmetics/Personal Care	—	93,766	99,485	193,251
Engineering & Construction (Less Unfunded Loan Commitments of $83,083)	—	187,229	1,094,879	1,282,108
Entertainment	—	2,630,069	—	2,630,069
Food	—	733,298	—	733,298
Hand/Machine Tools	—	—	—	—
Healthcare-Services	—	224,680	—	224,680
Household Products/Wares	—	122,200	—	122,200
Housewares	—	310,029	—	310,029
Lodging	—	1,831,853	—	1,831,853
Media	—	151,289	—	151,289
Mining	—	83,849	—	83,849
Oil & Gas	—	—	360,500	360,500
Pipelines	—	130,058	—	130,058
Retail	—	200,347	—	200,347
Software	—	81,314	—	81,314
Telecommunications	—	737,327	—	737,327
Total Floating Rate Loans (Less Unfunded Loan Commitments of $83,083)	—	11,336,792	5,855,144	17,191,936

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$21,896	$—	$—	$21,896
Electrical Equipment	—	—	101,500	101,500
Energy Equipment & Services	526,371	—	—	526,371
Financial Services	198,773	—	—	198,773
Health Care Providers & Services	192,113	—	—	192,113
Hotel & Resort REITs	602,883	—	—	602,883
Hotels, Restaurants & Leisure	1,377,520	—	—	1,377,520
Household Durables	356,586	—	—	356,586
Machinery	2,103	—	—	2,103
Media	145,291	—	—	145,291
Metals & Mining	172,668	—	—	172,668
Oil, Gas & Consumable Fuels	1,446,529	—	—	1,446,529
Real Estate Management & Development	293,025	—	—	293,025
Wireless Telecommunication Services	—	21	—	21
Total Common Stocks	5,335,758	21	101,500	5,437,279
Total Preferred Stocks*	—	—	5,265,967	5,265,967
Convertible Bonds
Energy-Alternate Sources	—	49,720	—	49,720
Media	—	233,600	—	233,600
Oil & Gas Services	—	—	167,510	167,510
Total Convertible Bonds	—	283,320	167,510	450,830
Warrants
Health Care Providers & Services	3	—	—	3
Health Care Technology	0	—	—	0
Hotels, Restaurants & Leisure	—	—	0	0
IT Services	—	—	254,096	254,096
Machinery	5,224	—	—	5,224
Oil & Gas	—	—	1	1
Software	830	—	—	830
Specialty Retail	2,378	—	—	2,378
Total Warrants	8,435	—	254,097	262,532
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	64,550,365	—	64,550,365
Securities Lending Reinvestments
Certificate of Deposit	—	993,030	—	993,030
Repurchase Agreements	—	31,692,747	—	31,692,747
Time Deposits	—	2,000,000	—	2,000,000
Mutual Funds	4,000,000	—	—	4,000,000
Total Securities Lending Reinvestments	4,000,000	34,685,777	—	38,685,777
Purchased Options
Foreign Currency Options at Value	—	765,998	—	765,998
Interest Rate Swaptions at Value	—	16,457	—	16,457
Options on Exchange-Traded Futures Contracts at Value	3,937	—	—	3,937
Total Purchased Options	3,937	782,455	—	786,392
Total Net Investments	$9,348,130	$3,053,552,864	$35,216,648	$3,098,117,642

Collateral for Securities Loaned (Liability)	$—	$(38,679,184)	$—	$(38,679,184)
TBA Forward Sales Commitments (Liability)	$—	$(23,383,518)	$—	$(23,383,518)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$981,635	$—	$981,635
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(397,935)	—	(397,935)
Total Forward Contracts	$—	$583,700	$—	$583,700
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,319,416	$—	$—	$1,319,416
Futures Contracts (Unrealized Depreciation)	(1,019,319)	—	—	(1,019,319)
Total Futures Contracts	$300,097	$—	$—	$300,097

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Foreign Currency Options at Value	$—	$(53,068)	$—	$(53,068)
Interest Rate Swaptions at Value	—	(953,981)	—	(953,981)
Options on Exchange-Traded Futures Contracts at Value	(14,363)	—	—	(14,363)
Total Written Options	$(14,363)	$(1,007,049)	$—	$(1,021,412)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$74,818	$—	$74,818
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,107,524)	—	(1,107,524)
Total Centrally Cleared Swap Contracts	$—	$(1,032,706)	$—	$(1,032,706)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$515,235	$—	$515,235
OTC Swap Contracts at Value (Liabilities)	—	(652,459)	—	(652,459)
Total OTC Swap Contracts	$—	$(137,224)	$—	$(137,224)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Transfers Out	Amortization	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2024
Corporate Bonds
Airlines	$—	$42,367	$—	$—	$—	$—	$—	$42,367	$—
Electric	—	1,250,642	—	—	—	5,158	(192,782)	1,063,018	(192,782)
Home Builders	4,204,670	3,079,155	(1,284,180)	40,543	—	1,400	374,367	6,415,955	374,367
Lodging	1,320,306	55,346	—	—	—	1,889	8,580	1,386,121	8,580
Oil & Gas	1,117,728	32,845	—	—	—	—	(4,257)	1,146,316	(4,257)
Real Estate	5,698,951	80,041	—	—	—	7,773	43,949	5,830,714	43,949
Telecommunications	1,046,137	—	(1,046,137)		—	—	—	—	—
Asset-Backed Securities
Asset-Backed - Other	4,314,631	3,309,322	—	—	—	—	63,986	7,687,939	63,986
Floating Rate Loans
Commercial Services	1,180,685	38,344	—	—	—	1,180	(210,544)	1,009,665	(210,544)
Computers*	2,135,985	1,171,829	(39,026)	305	—	525	20,997	3,290,615	20,997
Cosmetics/Personal Care	217,005	—	—	—	(117,370)	158	(308)	99,485	(308)
Engineering & Construction*	1,511,016	—	(2,789)	21	(413,992)	318	305	1,094,879	305
Oil & Gas	347,375	—	—	—	—	97	13,028	360,500	13,028
Preferred Stocks
Home Builders	2,493,315	—	—	—	—	—	32,850	2,526,165	32,850
IT Services	2,210,772	—	—	—	—	—	217,009	2,427,781	217,008
Software	152,606	—	—	—	—	—	(5,759)	146,847	(5,759)
Oil & Gas	—	164,500	—	—	—	—	674	165,174	674
Convertible Bonds
Automobiles	1,504,797	—	(1,206,625)	(204,736)	—	—	(93,436)	—	—
Oil & Gas	—	164,500	—	—	—	—	3,010	167,510	3,010
Warants
Automobiles	8,629	—	—	—	—	—	(8,629)	—	(8,629)
Hotels, Restaurants & Leisure	0	—	—	—	—	—	—	0	—
IT Services	235,707	—	—	—	—	—	18,389	254,096	18,388
Oil & Gas	—	1	—	—	—	—	—	1	—
Common Stocks
Electrical Equipment	—	25	—	—	—	—	101,475	101,500	101,475
Escrow Shares
Savings & Loans	0	—	—	—	—	—	—	0	—

	$29,700,315	$9,388,917	$(3,578,757)	$(163,867)	$(531,362)	$18,498	$382,904	$35,216,648	$476,338

*	Values are net of unfunded loan commitments.

BHFTII-50

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

	Fair Value at March 31, 2024		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Airlines	$42,367		Market Transaction	Transaction Price	$100.00	$100.00	$100.00	Increase
Electric	1,063,018		Market Yield Analysis	Midpoint Yield Spread	10.18%	10.18%	10.18%	Decrease
				Reference Index Spread	4.32%	4.32%	4.32%	Decrease
Home Builders	3,079,155		Market Transaction	Transaction Price	$98.25	$98.25	$98.25	Increase
	3,336,800		Market Yield Analysis	Midpoint Yield Spread	4.00%	4.00%	4.00%	Decrease
				Reference Index Spread	4.38%	4.38%	4.38%	Decrease
Lodging	1,386,121		Market Yield Analysis	Midpoint Yield Spread	14.25%	14.25%	14.25%	Decrease
				Reference Index Spread	4.66%	4.66%	4.66%	Decrease
Oil & Gas	1,146,316		Market Yield Analysis	Midpoint Yield Spread	7.75%	7.75%	7.75%	Decrease
				Reference Index Spread	4.31%	4.31%	4.31%	Decrease
Real Estate	5,830,714		Market Yield Analysis	Midpoint Yield Spread	9.25%	11.63%	9.92%	Decrease
				Reference Index Spread	4.23%	4.23%	4.23%	Decrease
Asset-Backed
Asset-Backed - Other	3,309,323		Market Transaction	Transaction Price	$100.00	$5,005.51	$1,806.78	Increase
	4,378,616		Market Yield Analysis	Midpoint Yield Spread	3.33%	8.51%	4.48%	Decrease
				Reference Index Spread	3.59%	4.39%	4.23%	Decrease
Floating Rate Loans
Commercial Services	1,009,665		EV Coverage Analysis	EV/EBITDA Multiple	14.50x	14.50x	14.50x	Increase
				Loan/EV Coverage Ratio	0.62x	0.62x	0.62x	Increase
Computers	3,290,615		Market Yield Analysis	Midpoint Yield Spread	7.75%	9.13%	8.80%	Decrease
				Reference Index Spread	3.95%	5.42%	5.07%	Decrease
Cosmetics/Personal Care	99,485		Market Yield Analysis	Midpoint Yield Spread	7.25%	7.25%	7.25%	Decrease
				Reference Index Spread	3.91%	3.91%	3.91%	Decrease
Engineering & Construction	1,094,879	*	Market Yield Analysis	Midpoint Yield Spread	6.50%	6.50%	6.50%	Decrease
				Reference Index Spread	4.56%	4.56%	4.56%	Decrease
Oil & Gas	360,500		Broker Quotations	Single-Source Quote	$103.00	$103.00	$103.00	Increase
Preferred Stock
Home Builders	2,526,165		Market Yield Analysis	Midpoint Yield Spread	6.24%	6.34%	6.34%	Decrease
				Reference Index Spread	4.59%	4.09%	4.09%	Decrease
IT Services	2,427,781		Comparable Company Analysis	EV/Revenue Multiple	10.25x	10.25x	10.25x	Increase
				Accrued Dividend/Share	$0.53	$1.53	$2.53	Increase
Software	146,847		Comparable Company Analysis	EV/Gross Profit Multiple	4.50x	4.50x	4.50x	Increase
Oil & Gas	165,174		Option Pricing Method	Volatility Rate	63.00%	63.00%	63.00%	Increase
				Risk Free Rate	3.91%	3.91%	3.91%	Decrease
Convertible Bonds
Oil & Gas Services	167,510		Market Yield Analysis	Midpoint Yield Spread	16.88%	16.88%	16.88%	Decrease
				Reference Index Spread	4.32%	4.32%	4.32%	Decrease
Common Stock
Electrical Equipment	101,500		Comparable Company Analysis	EV/Revenue Multiple	1.88x	1.88x	1.88x	Increase
Warrants
Hotels, Restaurants & Leisure	0		Black-Scholes Model	Strike Price	$230.00	$230.00	$230.00	Decrease
				Volatility Rate	44.00%	44.00%	44.00%	Increase
				Risk Free Rate	4.53%	4.53%	4.53%	Decrease
IT Services	254,096		Comparable Company Analysis	EV/Revenue Multiple	10.25x	10.25x	10.25x	Increase
Oil & Gas	1		Option Pricing Method	Volatility Rate	63.00%	63.00%	63.00%	Increase
				Risk Free Rate	3.91%	3.91%	3.91%	Decrease

*	Value is net of unfunded loan commitments.

BHFTII-51

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
TransDigm Group, Inc.	30,607	$37,695,581

Automobiles—1.6%
Ferrari NV (a)	34,291	14,948,818
Tesla, Inc. (b)	72,302	12,709,969

		27,658,787

Broadline Retail—9.6%
Amazon.com, Inc. (b)	939,761	169,514,089

Capital Markets—4.5%
Blackstone, Inc. (a)	155,060	20,370,232
MSCI, Inc.	56,027	31,400,332
S&P Global, Inc.	64,593	27,481,092

		79,251,656

Chemicals—1.0%
Sherwin-Williams Co.	52,167	18,119,164

Commercial Services & Supplies—2.4%
Copart, Inc. (b)	443,622	25,694,586
Waste Connections, Inc.	94,918	16,326,845

		42,021,431

Entertainment—2.6%
Netflix, Inc. (b)	74,827	45,444,682

Financial Services—5.4%
Mastercard, Inc. - Class A	61,079	29,413,814
Visa, Inc. - Class A (a)	238,922	66,678,352

		96,092,166

Health Care Equipment & Supplies—5.1%
Align Technology, Inc. (b)	60,462	19,826,699
Boston Scientific Corp. (b)	254,958	17,462,074
IDEXX Laboratories, Inc. (b)	32,117	17,340,932
Intuitive Surgical, Inc. (b)	89,947	35,896,948

		90,526,653

Health Care Providers & Services—1.0%
UnitedHealth Group, Inc.	36,813	18,211,391

Hotels, Restaurants & Leisure—0.6%
Chipotle Mexican Grill, Inc. (b)	3,886	11,295,708

Interactive Media & Services—7.2%
Alphabet, Inc. - Class A (b)	414,934	62,625,989
Meta Platforms, Inc. - Class A	131,467	63,837,746

		126,463,735

IT Services—2.1%
MongoDB, Inc. (a)(b)	42,485	15,236,821
Shopify, Inc. - Class A (a)(b)	271,419	20,945,404

		36,182,225

Life Sciences Tools & Services—2.7%
Danaher Corp.	92,355	23,062,891
Thermo Fisher Scientific, Inc.	41,768	24,275,979

		47,338,870

Oil, Gas & Consumable Fuels—0.2%
Cheniere Energy, Inc.	16,037	2,586,447

Pharmaceuticals—3.2%
Eli Lilly & Co.	70,881	55,142,583
Zoetis, Inc.	9,852	1,667,057

		56,809,640

Real Estate Management & Development—1.4%
CoStar Group, Inc. (a)(b)	250,380	24,186,708

Semiconductors & Semiconductor Equipment—19.3%
ASML Holding NV	61,908	60,079,857
Broadcom, Inc.	50,822	67,359,987
KLA Corp.	35,377	24,713,311
NVIDIA Corp.	208,639	188,517,855

		340,671,010

Software—20.0%
Cadence Design Systems, Inc. (b)	113,284	35,263,044
Intuit, Inc.	108,820	70,733,000
Microsoft Corp.	421,583	177,368,400
Roper Technologies, Inc.	54,566	30,602,795
ServiceNow, Inc. (b)	24,928	19,005,107
Synopsys, Inc. (b)	34,607	19,777,900

		352,750,246

Technology Hardware, Storage & Peripherals—6.2%
Apple, Inc.	641,709	110,040,259

Textiles, Apparel & Luxury Goods—1.2%
LVMH Moet Hennessy Louis Vuitton SE	23,242	21,020,928

Total Common Stocks (Cost $1,010,210,609)		1,753,881,376

Preferred Stock—0.5%

Interactive Media & Services—0.5%
Bytedance Ltd. - Series E1 † (b) (c) (d) (Cost $5,371,984)	49,026	7,844,160

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investment—0.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $2,272,741; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $2,317,664.	2,272,109	$2,272,109

Total Short-Term Investments (Cost $2,272,109)		2,272,109

Total Investments— 100.0% (Cost $1,017,854,702)		1,763,997,645
Other assets and liabilities (net)—0.0%		459,211

Net Assets—100.0%		$1,764,456,856

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $7,844,160, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $55,583,554 and the collateral received consisted of non-cash collateral with a value of $57,379,745. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 0.5% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E1	12/10/20	49,026	$5,371,984	$7,844,160

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$37,695,581	$—	$—	$37,695,581
Automobiles	27,658,787	—	—	27,658,787
Broadline Retail	169,514,089	—	—	169,514,089
Capital Markets	79,251,656	—	—	79,251,656
Chemicals	18,119,164	—	—	18,119,164
Commercial Services & Supplies	42,021,431	—	—	42,021,431
Entertainment	45,444,682	—	—	45,444,682
Financial Services	96,092,166	—	—	96,092,166
Health Care Equipment & Supplies	90,526,653	—	—	90,526,653
Health Care Providers & Services	18,211,391	—	—	18,211,391
Hotels, Restaurants & Leisure	11,295,708	—	—	11,295,708
Interactive Media & Services	126,463,735	—	—	126,463,735
IT Services	36,182,225	—	—	36,182,225
Life Sciences Tools & Services	47,338,870	—	—	47,338,870
Oil, Gas & Consumable Fuels	2,586,447	—	—	2,586,447
Pharmaceuticals	56,809,640	—	—	56,809,640
Real Estate Management & Development	24,186,708	—	—	24,186,708
Semiconductors & Semiconductor Equipment	340,671,010	—	—	340,671,010
Software	352,750,246	—	—	352,750,246
Technology Hardware, Storage & Peripherals	110,040,259	—	—	110,040,259
Textiles, Apparel & Luxury Goods	—	21,020,928	—	21,020,928
Total Common Stocks	1,732,860,448	21,020,928	—	1,753,881,376
Total Preferred Stock*	—	—	7,844,160	7,844,160
Total Short-Term Investment*	—	2,272,109	—	2,272,109
Total Investments	$1,732,860,448	$23,293,037	$7,844,160	$1,763,997,645

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31,2024 is not presented.

BHFTII-54

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—0.2% of Net Assets

Security Description	Principal Amount*	Value

Beverages—0.2%
PepsiCo, Inc.
5.754%, SOFR + 0.400%, 11/12/24 (a) (Cost $1,580,000)	1,580,000	$1,581,975

Short-Term Investments—99.6%

Certificate of Deposit—19.0%
Bank of America NA
5.220%, 02/06/25	4,597,000	4,589,692
5.750%, 11/14/24	3,000,000	3,004,628
5.900%, 05/14/24	5,000,000	5,001,845
5.950%, 07/15/24	2,000,000	2,002,868
6.000%, 08/21/24	3,000,000	3,004,572
Bank of Montreal 5.600%, 11/29/24	3,000,000	3,002,769
Bank of Nova Scotia 5.800%, 11/08/24	2,000,000	2,003,415
5.820%, 06/13/24	3,000,000	3,001,000
Barclays Bank PLC 5.400%, 10/01/24	2,000,000	1,998,629
5.720%, SOFR + 0.390%, 10/04/24 (a)	1,750,000	1,750,000
BNP Paribas SA 5.230%, 12/18/24	4,000,000	3,994,503
5.280%, 12/31/24	2,000,000	1,997,708
5.720%, 08/19/24	3,000,000	3,002,813
Canadian Imperial Bank of Commerce 5.170%, 02/07/25	4,000,000	3,993,687
5.930%, 06/28/24	3,000,000	3,002,355
Citibank NA 5.880%, 05/08/24	4,500,000	4,501,315
5.890%, 05/10/24	3,000,000	3,000,946
5.920%, 06/20/24	4,000,000	4,003,208
Commonwealth Bank of Australia 5.700%, 11/27/24	2,500,000	2,505,470
Cooperatieve Rabobank UA 5.270%, 02/05/25	2,700,000	2,696,881
Credit Agricole Corporate & Investment Bank SA 5.410%, 07/01/24	2,000,000	1,999,899
5.420%, 06/11/24	12,000,000	12,000,322
Credit Industriel et Commercial 5.460%, 06/17/24	2,000,000	1,999,786
HSBC Bank USA NA 5.900%, 05/09/24	4,000,000	4,001,338
Mitsubishi UFJ Trust & Banking Corp. 5.510%, SOFR + 0.180%, 09/05/24 (a)	2,000,000	1,999,941
5.530%, SOFR + 0.200%, 10/01/24 (a)	4,000,000	3,999,501
Natixis SA 5.510%, SOFR + 0.180%, 09/10/24 (a)	4,000,000	4,000,773
Nordea Bank Abp 5.800%, SOFR + 0.470%, 07/24/24 (a)	2,000,000	2,001,979
5.840%, SOFR + 0.510%, 04/12/24 (a)	4,500,000	4,500,780
5.850%, SOFR + 0.520%, 04/18/24 (a)	5,000,000	5,001,252
Sumitomo Mitsui Banking Corp. 5.500%, SOFR + 0.170%, 08/06/24 (a)	7,000,000	7,000,284
5.500%, SOFR + 0.170%, 08/13/24 (a)	4,000,000	4,000,098

Certificate of Deposit—Continued)
Sumitomo Mitsui Banking Corp.
5.500%, SOFR + 0.170%, 08/28/24 (a)	3,000,000	2,999,936
5.580%, SOFR + 0.250%, 09/27/24 (a)	3,000,000	3,001,365
Sumitomo Mitsui Trust Bank Ltd.
5.500%, SOFR + 0.170%, 09/05/24 (a)	4,000,000	3,999,712
5.510%, SOFR + 0.180%, 08/01/24 (a)	4,000,000	4,000,344
5.540%, SOFR + 0.210%, 07/22/24 (a)	5,000,000	5,000,000
5.600%, SOFR + 0.270%, 07/08/24 (a)	4,000,000	4,001,667
Svenska Handelsbanken AB 5.880%, SOFR + 0.550%, 04/29/24 (a)	3,000,000	3,001,215
Toronto-Dominion Bank 6.000%, 10/02/24	2,000,000	2,004,240
Wells Fargo Bank NA 5.180%, 02/07/25	4,000,000	3,992,980
5.970%, SOFR + 0.640%, 07/17/24 (a)	2,000,000	2,003,048
Westpac Banking Corp. 5.630%, SOFR + 0.300%, 01/31/25 (a)	1,000,000	1,000,401
5.910%, SOFR + 0.580%, 05/17/24 (a)	3,000,000	3,001,960

		152,571,125

Commercial Paper—49.6%
Albion Capital LLC 5.407%, 05/28/24 (144A) (b)	10,000,000	9,908,189
Alinghi Funding Co. LLC 5.559%, 10/04/24 (b)	2,000,000	1,943,422
5.737%, 05/14/24 (b)	5,000,000	4,964,776
Aquitaine Funding Co. LLC 5.102%, 04/15/24 (144A) (b)	7,000,000	6,981,138
5.255%, 04/24/24 (144A) (b)	6,000,000	5,975,619
Australia & New Zealand Banking Group Ltd. 5.081%, 01/06/25 (144A) (b)	4,000,000	3,839,942
5.648%, 08/29/24 (b)	3,000,000	2,932,163
5.686%, 07/30/24 (b)	3,000,000	2,944,978
5.830%, SOFR + 0.500%, 04/02/24 (a)	2,000,000	2,000,110
Bank of Montreal 5.472%, 07/26/24 (b)	2,600,000	2,553,980
5.647%, 11/07/24 (b)	4,000,000	3,870,412
5.722%, 11/06/24 (b)	2,500,000	2,419,343
Barton Capital SA 5.311%, 05/08/24 (144A) (b)	4,500,000	4,472,363
Bayerische Landesbank
Zero Coupon, 04/01/24	17,000,000	16,989,962
Bedford Row Funding Corp. 3.617%, 04/03/24 (144A) (b)	8,000,000	7,992,909
BofA Securities, Inc. 5.387%, 06/24/24 (144A) (b)	3,000,000	2,960,395
BPCE SA 5.580%, SOFR + 0.250%, 08/01/24 (144A) (a)	4,000,000	4,002,226
Britannia Funding Co. LLC 5.449%, 08/20/24 (144A) (b)	5,000,000	4,891,972
Cabot Trail Funding LLC
Zero Coupon, 04/01/24 (144A)	20,079,000	20,067,141
CDP Financial, Inc. 5.288%, 05/29/24 (b)	4,000,000	3,963,218
5.656%, 07/23/24 (b)	4,000,000	3,931,061

BHFTII-55

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Chariot Funding LLC 3.631%, 04/03/24 (144A) (b)	15,000,000	$14,986,678
Cisco Systems, Inc. 5.271%, 05/06/24 (144A) (b)	12,000,000	11,928,864
Columbia Funding Co. LLC 5.348%, 07/10/24 (144A) (b)	10,000,000	9,843,900
Commonwealth Bank of Australia 5.530%, SOFR + 0.200%, 11/07/24 (144A) (a)	1,000,000	999,845
5.630%, SOFR + 0.300%, 01/31/25 (144A) (a)	2,000,000	2,000,562
Concord Minutemen Capital Co. LLC 5.470%, 05/13/24 (144A) (b)	4,000,000	3,999,835
DBS Bank Ltd. 5.480%, 09/19/24 (144A) (b)	4,600,000	4,482,157
DNB Bank ASA 5.176%, 01/22/25 (144A) (b)	2,000,000	1,914,867
5.375%, 06/26/24 (144A) (b)	2,000,000	1,973,510
5.501%, 12/05/24 (144A) (b)	4,000,000	3,855,794
5.518%, 05/28/24 (144A) (b)	6,000,000	5,946,196
5.738%, 07/30/24 (144A) (b)	3,000,000	2,945,821
5.810%, SOFR + 0.480%, 04/29/24 (a)	3,250,000	3,251,127
Federation des Caisses Desjardins du Quebec 5.391%, 06/14/24 (144A) (b)	5,500,000	5,436,365
FMS Wertmanagement 5.418%, 05/02/24 (b)	2,000,000	1,989,675
5.424%, 05/03/24 (b)	2,000,000	1,989,380
Goldman Sachs International 5.457%, 06/11/24 (144A) (b)	2,300,000	2,274,293
Great Bear Funding LLC 2.702%, 04/02/24 (b)	18,000,000	17,986,664
HSBC Bank PLC 5.980%, SOFR + 0.650%, 07/25/24 (a)	5,000,000	5,007,688
ING U.S. Funding LLC 5.570%, 05/01/24 (b)	5,500,000	5,471,992
5.601%, 09/03/24 (b)	2,000,000	1,953,245
5.707%, 07/01/24 (b)	2,000,000	1,971,720
Ionic Funding LLC 5.223%, 04/17/24 (b)	6,500,000	6,480,437
5.353%, 04/26/24 (b)	3,000,000	2,986,858
Kreditanstalt fuer Wiederaufbau 5.453%, 05/02/24 (b)	5,000,000	4,974,236
Landesbank Baden-Wuerttemberg
Zero Coupon, 04/01/24	30,000,000	29,982,211
Lloyds Bank PLC 5.670%, SOFR + 0.350%, 02/14/25 (144A) (a)	3,000,000	3,001,009
LMA-Americas LLC 5.398%, 06/12/24 (144A) (b)	3,900,000	3,855,754
Macquarie Bank Ltd. 4.965%, 04/08/24 (b)	1,920,000	1,916,842
5.360%, 02/07/25 (144A) (b)	3,000,000	2,863,811
5.425%, 04/18/24 (b)	5,000,000	4,984,273
5.500%, SOFR + 0.170%, 08/16/24 (144A) (a)	4,000,000	3,999,808
Mainbeach Funding LLC 2.713%, 04/02/24 (b)	11,000,000	10,991,811
3.617%, 04/03/24 (144A) (b)	15,000,000	14,986,600

Commercial Paper—(Continued)
National Australia Bank Ltd. 5.272%, 10/04/24 (144A) (b)	3,000,000	2,917,825
5.520%, SOFR + 0.190%, 10/21/24 (144A) (a)	3,000,000	2,999,210
Ontario Teachers’ Finance Trust 5.501%, 05/06/24 (b)	4,000,000	3,976,860
Province of Quebec Canada 5.276%, 05/07/24 (144A) (b)	17,000,000	16,899,637
Regency Markets No. 1 LLC 5.162%, 04/19/24 (144A) (b)	5,098,000	5,081,314
Royal Bank of Canada 5.722%, 11/06/24 (b)	3,000,000	2,903,608
5.930%, SOFR + 0.600%, 05/23/24 (a)	3,550,000	3,552,723
Starbird Funding Corp. 5.520%, SOFR + 0.190%, 10/07/24 (144A) (a)	3,000,000	2,999,530
5.580%, 05/10/24 (b)	7,000,000	6,955,101
Svenska Handelsbanken AB 5.480%, 10/21/24 (144A) (b)	4,000,000	3,879,692
5.675%, 06/03/24 (b)	2,000,000	1,980,406
5.688%, 08/01/24 (b)	3,000,000	2,945,335
Versailles Commercial Paper LLC 5.384%, 05/23/24 (b)	4,000,000	3,966,450
5.439%, 07/01/24 (144A) (b)	5,000,000	4,928,693
Westpac Banking Corp. 5.636%, 11/07/24 (b)	2,000,000	1,935,580
5.643%, 11/14/24 (144A) (b)	3,000,000	2,900,566
5.696%, 09/12/24 (b)	2,500,000	2,438,955
5.850%, SOFR + 0.520%, 04/19/24 (a)	2,000,000	2,000,524

		398,101,156

Repurchase Agreements—28.2%
BofA Securities, Inc. Repurchase Agreement dated 03/28/24 at 5.330%, due on 04/01/24 with a maturity value of $115,968,639; collateralized by U.S. Government Agency Obligations with rates ranging from 4.000% -7.500%, with maturity dates ranging from 05/20/52 - 02/20/54, and an aggregate market value of $118,218,000.	115,900,000	115,900,000
JPMorgan Securities LLC Repurchase Agreement dated 03/28/24 at 5.330%, due on 04/01/24 with a maturity value of $100,059,222; collateralized by U.S. Government Agency Obligations with rates ranging from 4.790% - 7.000%, with maturity dates ranging from 06/20/32 - 03/15/58, and an aggregate market value of $102,000,001.	100,000,000	100,000,000
TD Securities (USA) LLC Repurchase Agreement dated 03/28/24 at 5.340%, due on 04/01/24 with a maturity value of $11,006,527; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000% - 5.000%, with maturity dates ranging from 12/01/51-07/01/52, and an aggregate market value of $11,330,001.	11,000,000	11,000,000

		226,900,000

U.S. Treasury — 0.3%
U.S. Treasury Bill 5.063%, 02/20/25 (b)	3,000,000	2,869,891

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Time Deposit—2.5%
Royal Bank of Canada 5.320%, 04/01/24	20,000,000	$20,000,000

Total Short-Term Investments (Cost $800,586,399)		800,442,172

Total Investments— 99.8% (Cost $802,166,399)		802,024,147
Other assets and liabilities (net) — 0.2%		1,250,276

Net Assets—100.0%		$803,274,423

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $214,994,030, which is 26.8% of net assets.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

BHFTII-57

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$1,581,975	$—	$1,581,975
Total Short-Term Investments*	—	800,442,172	—	800,442,172
Total Investments	$—	$802,024,147	$—	$802,024,147

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-58

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	892,860	$7,223,241
Baillie Gifford International Stock Portfolio (Class A) (b)	332,557	3,601,589
BlackRock Bond Income Portfolio (Class A) (b)	481,430	44,228,974
BlackRock Capital Appreciation Portfolio (Class A) (b)	65,275	2,692,614
BlackRock High Yield Portfolio (Class A) (a)	360,576	2,707,924
Brighthouse Small Cap Value Portfolio (Class A) (a)	241,318	3,617,357
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	100,889	902,952
Brighthouse/Artisan International Portfolio (Class A) (a)	238,838	2,701,260
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	3,930	904,036
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	623,601	6,310,838
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,037,952	18,035,874
Brighthouse/Templeton International Bond Portfolio (Class A) (a)(c)	712,000	5,368,479
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	209,274	6,322,162
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	234,908	3,612,889
CBRE Global Real Estate Portfolio (Class A) (a)	172,556	1,808,390
Harris Oakmark International Portfolio (Class A) (a)	274,788	3,610,720
Invesco Comstock Portfolio (Class A) (a)	520,164	7,230,279
Invesco Global Equity Portfolio (Class A) (a)	33,891	902,517
Jennison Growth Portfolio (Class A) (b)(c)	165,143	2,690,183
JPMorgan Core Bond Portfolio (Class A) (a)	3,091,591	27,978,898
JPMorgan Small Cap Value Portfolio (Class A) (a)	151,789	1,809,324
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)(c)	79,782	903,932

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (a)	284,052	3,610,306
MFS Value Portfolio (Class A) (b)	537,047	8,136,257
Neuberger Berman Genesis Portfolio (Class A) (b)	92,629	1,808,119
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	3,220,008	30,686,676
PIMCO Total Return Portfolio (Class A) (a)	4,553,560	45,125,784
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)(c)	115,378	2,695,219
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	189,353	5,423,066
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	87,514	903,140
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	166,419	3,614,622
TCW Core Fixed Income Portfolio (Class A) (a)	3,892,550	34,293,366
VanEck Global Natural Resources Portfolio (Class A) (b)	370,156	4,523,309
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,631,253	18,057,975
Western Asset Management U.S. Government Portfolio (Class A) (b)	4,465,363	46,930,969

Total Mutual Funds (Cost $389,429,808)		360,973,240

Total Investments— 100.1% (Cost $389,429,808)		360,973,240
Other assets and liabilities (net) — (0.1)%		(302,943)

Net Assets—100.0%		$360,670,297

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
AB International Bond Portfolio (Class A)	$7,492,067	$11,026	$(376,888)	$(96,818)	$193,854	$7,223,241
Baillie Gifford International Stock Portfolio (Class A)	3,770,798	110	(292,551)	(143,368)	266,600	3,601,589
BlackRock Bond Income Portfolio (Class A)	45,805,220	93,178	(1,471,016)	(269,648)	71,240	44,228,974
BlackRock Capital Appreciation Portfolio (Class A)	2,802,066	4,486	(473,602)	(142,639)	502,303	2,692,614
BlackRock High Yield Portfolio (Class A)	2,814,442	4,304	(161,608)	(4,943)	55,729	2,707,924
Brighthouse Small Cap Value Portfolio (Class A)	3,708,104	50,738	(378,946)	78,770	158,691	3,617,357
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	944,090	5,043	(58,101)	(3,490)	15,410	902,952
Brighthouse/Artisan International Portfolio (Class A)	2,812,265	—	(369,773)	35,361	223,407	2,701,260
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	935,487	—	(82,978)	31,135	20,392	904,036
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	6,492,281	18,592	(327,164)	3,737	123,392	6,310,838
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	18,552,650	50,684	(690,172)	(91,066)	213,778	18,035,874
Brighthouse/Templeton International Bond Portfolio (Class A)	5,648,249	3,247	(61,114)	(18,482)	(203,421)	5,368,479
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	6,577,074	20,739	(644,551)	(60,750)	429,650	6,322,162
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,749,893	—	(529,610)	126,839	265,767	3,612,889
CBRE Global Real Estate Portfolio (Class A)	1,876,468	8,868	(66,248)	16,713	(27,411)	1,808,390
Harris Oakmark International Portfolio (Class A)	3,747,189	23,260	(163,992)	54,494	(50,231)	3,610,720
Invesco Comstock Portfolio (Class A)	7,492,989	—	(897,895)	235,202	399,983	7,230,279
Invesco Global Equity Portfolio (Class A)	936,749	245	(132,702)	37,074	61,151	902,517
Jennison Growth Portfolio (Class A)	2,800,375	27,017	(494,504)	(79,722)	437,017	2,690,183
JPMorgan Core Bond Portfolio (Class A)	28,969,139	71,042	(993,697)	(135,185)	67,599	27,978,898
JPMorgan Small Cap Value Portfolio (Class A)	1,850,266	30,210	(171,256)	(116,743)	216,847	1,809,324

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
Loomis Sayles Small Cap Growth Portfolio (Class A)	$926,063	$21,147	$(103,051)	$(47,259)	$107,032	$903,932
MFS Research International Portfolio (Class A)	3,754,782	—	(322,770)	16,577	161,717	3,610,306
MFS Value Portfolio (Class A)	8,450,934	—	(1,009,627)	(35,965)	730,915	8,136,257
Neuberger Berman Genesis Portfolio (Class A)	1,850,531	29,386	(173,320)	27,385	74,137	1,808,119
PIMCO Inflation Protected Bond Portfolio (Class A)	31,640,735	115,276	(1,163,126)	(78,627)	172,418	30,686,676
PIMCO Total Return Portfolio (Class A)	46,749,711	92,062	(1,661,086)	(322,863)	267,960	45,125,784
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,805,343	356	(445,709)	(143,575)	478,804	2,695,219
T. Rowe Price Large Cap Value Portfolio (Class A)	5,628,986	2,410	(663,066)	173,783	280,953	5,423,066
T. Rowe Price Mid Cap Growth Portfolio (Class A)	934,106	2,767	(108,516)	15,585	59,198	903,140
T. Rowe Price Small Cap Growth Portfolio (Class A)	3,705,922	43,221	(456,232)	(23,735)	345,446	3,614,622
TCW Core Fixed Income Portfolio (Class A)	35,537,702	117,211	(965,301)	(114,456)	(281,790)	34,293,366
VanEck Global Natural Resources Portfolio (Class A)	4,626,560	116,940	(346,155)	43,805	82,159	4,523,309
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	18,745,651	38,438	(886,904)	(231,903)	392,693	18,057,975
Western Asset Management U.S. Government Portfolio (Class A)	48,630,458	88,608	(1,642,744)	(277,337)	131,984	46,930,969

	$373,765,345	$1,090,611	$(18,785,975)	$(1,542,114)	$6,445,373	$360,973,240

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$360,973,240	$—	$—	$360,973,240
Total Investments	$360,973,240	$—	$—	$360,973,240

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	15,659,163	$126,682,629
Allspring Mid Cap Value Portfolio (Class A) (a)	746,759	9,155,259
Baillie Gifford International Stock Portfolio (Class A) (b)	8,303,778	89,929,912
BlackRock Bond Income Portfolio (Class A) (b)	3,722,345	341,971,804
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,524,718	62,894,625
BlackRock High Yield Portfolio (Class A) (a)	3,608,404	27,099,117
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,059,393	45,860,306
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	3,017,156	27,003,547
Brighthouse/Artisan International Portfolio (Class A) (a)	5,605,011	63,392,680
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	39,737	9,140,595
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	6,188,176	62,624,344
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	12,013,152	106,316,396
Brighthouse/Templeton International Bond Portfolio (Class A) (a)(c)	11,670,030	87,992,026
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,910,655	118,140,902
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,328,349	81,950,003
CBRE Global Real Estate Portfolio (Class A) (a)	2,587,087	27,112,675
Harris Oakmark International Portfolio (Class A) (a)	7,589,501	99,726,046
Invesco Comstock Portfolio (Class A) (a)	8,549,828	118,842,607
Invesco Global Equity Portfolio (Class A) (a)	1,357,884	36,160,440
Invesco Small Cap Growth Portfolio (Class A) (a)(c)	2,019,550	18,276,931
Jennison Growth Portfolio (Class A) (b)(c)	2,756,233	44,899,037
JPMorgan Core Bond Portfolio (Class A) (a)	14,920,166	135,027,501

Affiliated Investment Companies—(Continued)
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,310,264	27,538,342
Loomis Sayles Growth Portfolio (Class A) (a)	2,064,617	36,006,913
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)(c)	805,507	9,126,395
MFS Research International Portfolio (Class A) (a)	4,974,873	63,230,640
MFS Value Portfolio (Class A) (b)	9,056,715	137,209,226
Neuberger Berman Genesis Portfolio (Class A) (b)	937,829	18,306,429
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	20,724,019	197,499,898
PIMCO Total Return Portfolio (Class A) (a)	34,526,483	342,157,451
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	2,660,269	27,108,146
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)(c)	2,309,888	53,958,978
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,472,812	128,101,327
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,767,711	18,242,777
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,102,062	45,656,785
TCW Core Fixed Income Portfolio (Class A) (a)	29,463,549	259,573,864
VanEck Global Natural Resources Portfolio (Class A) (b)	6,004,465	73,374,568
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	13,046,654	144,426,456
Western Asset Management U.S. Government Portfolio (Class A) (b)	27,368,394	287,641,819

Total Mutual Funds (Cost $3,773,790,197)		3,609,359,396

Total Investments— 100.0% (Cost $3,773,790,197)		3,609,359,396
Other assets and liabilities (net) — 0.0%		(1,222,521)

Net Assets — 100.0%		$3,608,136,875

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
AB International Bond Portfolio (Class A)	$127,861,243	$43	$(2,904,471)	$(731,076)	$2,456,890	$126,682,629
Allspring Mid Cap Value Portfolio (Class A)	9,163,750	—	(806,858)	28,205	770,162	9,155,259
Baillie Gifford International Stock Portfolio (Class A)	91,859,984	1,189	(5,009,085)	(1,291,951)	4,369,775	89,929,912
BlackRock Bond Income Portfolio (Class A)	346,667,373	9,392	(3,237,339)	(620,761)	(846,861)	341,971,804
BlackRock Capital Appreciation Portfolio (Class A)	64,016,115	2,078	(9,399,031)	(141,797)	8,417,260	62,894,625
BlackRock High Yield Portfolio (Class A)	27,449,885	62	(859,004)	(91,081)	599,255	27,099,117
Brighthouse Small Cap Value Portfolio (Class A)	45,339,627	518	(2,433,441)	545,541	2,408,061	45,860,306
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	27,314,604	1,951	(684,190)	103,869	267,313	27,003,547
Brighthouse/Artisan International Portfolio (Class A)	64,269,012	—	(6,889,751)	(489,652)	6,503,071	63,392,680
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	9,153,818	—	(527,854)	(64,507)	579,138	9,140,595
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	61,414,917	6,368	(34,625)	(1,124)	1,238,808	62,624,344
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	105,629,356	21,863	(55,623)	(6,015)	726,815	106,316,396
Brighthouse/Templeton International Bond Portfolio (Class A)	91,859,914	22,198	(268,779)	(123,163)	(3,498,144)	87,992,026
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	118,592,693	—	(7,228,687)	(168,811)	6,945,707	118,140,902
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	82,595,851	23	(9,394,687)	(192,159)	8,940,975	81,950,003

BHFTII-61

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
CBRE Global Real Estate Portfolio (Class A)	$27,360,570	$3,804	$(96,350)	$(8,187)	$(147,162)	$27,112,675
Harris Oakmark International Portfolio (Class A)	100,927,658	2,986	(1,351,549)	59,919	87,032	99,726,046
Invesco Comstock Portfolio (Class A)	119,083,366	—	(10,536,677)	481,776	9,814,142	118,842,607
Invesco Global Equity Portfolio (Class A)	36,693,637	236	(4,419,297)	1,072,584	2,813,280	36,160,440
Invesco Small Cap Growth Portfolio (Class A)	18,196,356	539	(1,725,615)	(1,226,831)	3,032,482	18,276,931
Jennison Growth Portfolio (Class A)	45,662,043	2,505	(6,620,195)	(8,482)	5,863,166	44,899,037
JPMorgan Core Bond Portfolio (Class A)	136,710,302	3,354	(1,382,262)	(172,222)	(131,671)	135,027,501
JPMorgan Small Cap Value Portfolio (Class A)	27,169,558	755	(1,120,491)	(175,972)	1,664,492	27,538,342
Loomis Sayles Growth Portfolio (Class A)	36,580,024	251	(4,849,325)	1,371,718	2,904,245	36,006,913
Loomis Sayles Small Cap Growth Portfolio (Class A)	9,058,275	467	(525,133)	(77,891)	670,677	9,126,395
MFS Research International Portfolio (Class A)	64,301,840	—	(4,197,769)	1,238,523	1,888,046	63,230,640
MFS Value Portfolio (Class A)	137,732,562	—	(12,059,208)	(827,172)	12,363,044	137,209,226
Neuberger Berman Genesis Portfolio (Class A)	18,100,628	531	(802,724)	(67,998)	1,075,992	18,306,429
PIMCO Inflation Protected Bond Portfolio (Class A)	197,126,582	7,433	(255,669)	(45,176)	666,728	197,499,898
PIMCO Total Return Portfolio (Class A)	347,106,255	5,936	(4,592,819)	(1,131,829)	769,908	342,157,451
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	27,424,142	338	(1,463,870)	(3,531)	1,151,067	27,108,146
T. Rowe Price Large Cap Growth Portfolio (Class A)	54,738,381	540	(7,390,049)	536,074	6,074,032	53,958,978
T. Rowe Price Large Cap Value Portfolio (Class A)	128,521,790	—	(11,034,676)	(1,777,353)	12,391,566	128,101,327
T. Rowe Price Mid Cap Growth Portfolio (Class A)	18,291,325	276	(1,535,339)	(200,872)	1,687,387	18,242,777
T. Rowe Price Small Cap Growth Portfolio (Class A)	45,400,120	1,232	(3,745,827)	(671,114)	4,672,374	45,656,785
TCW Core Fixed Income Portfolio (Class A)	265,041,430	22,522	(2,530,820)	(321,761)	(2,637,507)	259,573,864
VanEck Global Natural Resources Portfolio (Class A)	68,666,043	4,863,764	(2,451,088)	684,072	1,611,777	73,374,568
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	146,627,541	375	(3,503,490)	(859,187)	2,161,217	144,426,456
Western Asset Management U.S. Government Portfolio (Class A)	289,984,386	7,804	(1,523,186)	(171,603)	(655,582)	287,641,819

	$3,639,692,956	$4,991,333	$(139,446,853)	$(5,546,997)	$109,668,957	$3,609,359,396

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,609,359,396	$—	$—	$3,609,359,396
Total Investments	$3,609,359,396	$—	$—	$3,609,359,396

BHFTII-62

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	29,809,602	$241,159,679
Allspring Mid Cap Value Portfolio (Class A) (a)	2,019,505	24,759,131
Baillie Gifford International Stock Portfolio (Class A) (b)	31,247,502	338,410,447
BlackRock Bond Income Portfolio (Class A) (b)	7,200,498	661,509,759
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,894,778	243,159,573
BlackRock High Yield Portfolio (Class A) (a)	10,909,588	81,931,005
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,617,456	174,145,669
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	16,285,581	145,755,953
Brighthouse/Artisan International Portfolio (Class A) (a)	25,895,652	292,879,827
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	107,170	24,652,209
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	9,426,466	97,846,715
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	16,519,966	167,182,055
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	21,351,025	188,956,567
Brighthouse/Templeton International Bond Portfolio (Class A) (a)(c)	27,572,003	207,892,904
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,720,046	414,482,593
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	19,140,344	294,378,495
CBRE Global Real Estate Portfolio (Class A) (a)	13,569,717	142,210,632
Harris Oakmark International Portfolio (Class A) (a)	29,272,763	384,644,108
Invesco Comstock Portfolio (Class A) (a)	28,432,836	395,216,417
Invesco Global Equity Portfolio (Class A) (a)	3,657,679	97,404,003
Invesco Small Cap Growth Portfolio (Class A) (a)(c)	13,621,942	123,278,579
Jennison Growth Portfolio (Class A) (b)(c)	16,343,168	266,230,205
JPMorgan Core Bond Portfolio (Class A) (a)	26,130,949	236,485,092
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,256,568	74,578,289
Loomis Sayles Growth Portfolio (Class A) (a)	15,338,840	267,509,372
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)(c)	6,490,677	73,539,366
MFS Research International Portfolio (Class A) (a)	19,140,251	243,272,586
MFS Value Portfolio (Class A) (b)	32,590,568	493,747,110
Neuberger Berman Genesis Portfolio (Class A) (b)	3,805,425	74,281,904
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	27,277,067	259,950,445
PIMCO Total Return Portfolio (Class A) (a)	59,737,974	592,003,325
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	9,562,532	97,442,203
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)(c)	9,362,243	218,701,987
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,546,485	445,251,317
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,760,479	49,128,139
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,938,900	172,432,912
TCW Core Fixed Income Portfolio (Class A) (a)	54,952,196	484,128,851
VanEck Global Natural Resources Portfolio (Class A) (b)	24,336,717	297,394,686
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	17,279,081	191,279,430
Western Asset Management U.S. Government Portfolio (Class A) (b)	35,912,260	377,437,852

Total Mutual Funds (Cost $9,740,892,319)		9,656,651,391

Total Investments— 100.0% (Cost $9,740,892,319)		9,656,651,391
Other assets and liabilities (net) — 0.0%		(2,659,733)

Net Assets — 100.0%		$9,653,991,658

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
AB International Bond Portfolio (Class A)	$238,668,128	$1,499	$(782,941)	$(205,781)	$3,478,774	$241,159,679
Allspring Mid Cap Value Portfolio (Class A)	24,093,099	—	(1,469,323)	181,067	1,954,288	24,759,131
Baillie Gifford International Stock Portfolio (Class A)	337,990,195	—	(10,996,836)	385,644	11,031,444	338,410,447
BlackRock Bond Income Portfolio (Class A)	667,089,668	40,447	(2,802,916)	(532,497)	(2,284,943)	661,509,759
BlackRock Capital Appreciation Portfolio (Class A)	238,374,372	—	(26,547,006)	(581,877)	31,914,084	243,159,573
BlackRock High Yield Portfolio (Class A)	81,344,380	293	(936,862)	(131,823)	1,655,017	81,931,005
Brighthouse Small Cap Value Portfolio (Class A)	167,331,531	2,713	(4,255,685)	181,743	10,885,367	174,145,669
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	144,836,948	5,522	(1,051,786)	(69,429)	2,034,698	145,755,953
Brighthouse/Artisan International Portfolio (Class A)	286,809,442	—	(21,423,490)	1,653,635	25,840,240	292,879,827
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	24,071,898	—	(793,228)	59,244	1,314,295	24,652,209
Brighthouse/Dimensional International Small Company Portfolio (Class A)	96,568,627	931	(1,659,357)	(552,586)	3,489,100	97,846,715
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	164,260,464	5,033	(388,691)	(14,131)	3,319,380	167,182,055
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	187,955,153	12,224	(292,356)	(36,655)	1,318,201	188,956,567
Brighthouse/Templeton International Bond Portfolio (Class A)	217,279,411	31,006	(857,574)	(501,143)	(8,058,796)	207,892,904
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	402,825,402	—	(11,822,851)	580,261	22,899,781	414,482,593
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	287,363,592	—	(23,985,285)	(118,665)	31,118,853	294,378,495
CBRE Global Real Estate Portfolio (Class A)	143,872,774	25,394	(872,332)	(96,503)	(718,701)	142,210,632

BHFTII-63

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
Harris Oakmark International Portfolio (Class A)	$385,871,485	$29,482	$(1,820,533)	$182,331	$381,343	$384,644,108
Invesco Comstock Portfolio (Class A)	385,552,120	—	(24,155,252)	(3,478,549)	37,298,098	395,216,417
Invesco Global Equity Portfolio (Class A)	96,473,866	—	(9,368,935)	1,349,280	8,949,792	97,404,003
Invesco Small Cap Growth Portfolio (Class A)	119,726,183	—	(8,464,976)	(4,837,074)	16,854,446	123,278,579
Jennison Growth Portfolio (Class A)	261,984,294	—	(29,873,608)	1,931,786	32,187,733	266,230,205
JPMorgan Core Bond Portfolio (Class A)	238,160,672	13,269	(1,163,436)	(143,007)	(382,406)	236,485,092
JPMorgan Small Cap Value Portfolio (Class A)	71,642,627	882	(1,039,350)	(446,433)	4,420,563	74,578,289
Loomis Sayles Growth Portfolio (Class A)	264,686,225	—	(28,381,021)	2,394,480	28,809,688	267,509,372
Loomis Sayles Small Cap Growth Portfolio (Class A)	71,666,153	12	(2,844,834)	(1,122,249)	5,840,284	73,539,366
MFS Research International Portfolio (Class A)	240,560,058	2,629	(9,201,856)	1,941,991	9,969,764	243,272,586
MFS Value Portfolio (Class A)	478,173,048	—	(25,427,875)	(7,538,272)	48,540,209	493,747,110
Neuberger Berman Genesis Portfolio (Class A)	71,581,269	161	(1,338,785)	14,243	4,025,016	74,281,904
PIMCO Inflation Protected Bond Portfolio (Class A)	260,507,792	18,041	(1,392,085)	(248,380)	1,065,077	259,950,445
PIMCO Total Return Portfolio (Class A)	596,556,786	30,447	(3,972,488)	(842,162)	230,742	592,003,325
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	96,564,299	1,045	(3,199,627)	(13,725)	4,090,211	97,442,203
T. Rowe Price Large Cap Growth Portfolio (Class A)	213,829,648	—	(21,400,251)	(200,144)	26,472,734	218,701,987
T. Rowe Price Large Cap Value Portfolio (Class A)	434,324,996	—	(25,514,543)	(4,888,314)	41,329,178	445,251,317
T. Rowe Price Mid Cap Growth Portfolio (Class A)	48,101,632	—	(2,927,945)	(416,258)	4,370,710	49,128,139
T. Rowe Price Small Cap Growth Portfolio (Class A)	167,244,622	—	(9,740,578)	763,934	14,164,934	172,432,912
TCW Core Fixed Income Portfolio (Class A)	492,677,177	38,320	(3,077,933)	(388,961)	(5,119,752)	484,128,851
VanEck Global Natural Resources Portfolio (Class A)	285,770,630	5,876,129	(2,692,281)	237,765	8,202,443	297,394,686
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	191,966,649	3,538	(2,407,967)	(514,437)	2,231,647	191,279,430
Western Asset Management U.S. Government Portfolio (Class A)	379,363,443	25,228	(870,208)	(97,928)	(982,683)	377,437,852

	$9,563,720,758	$6,164,245	$(331,214,886)	$(16,159,579)	$434,140,853	$9,656,651,391

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,656,651,391	$—	$—	$9,656,651,391
Total Investments	$9,656,651,391	$—	$—	$9,656,651,391

BHFTII-64

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	7,799,670	$63,099,331
Allspring Mid Cap Value Portfolio (Class A) (a)	5,437,870	66,668,289
Baillie Gifford International Stock Portfolio (Class A) (b)	35,892,891	388,720,009
BlackRock Bond Income Portfolio (Class A) (b)	3,589,713	329,786,909
BlackRock Capital Appreciation Portfolio (Class A) (b)	6,340,709	261,554,226
BlackRock High Yield Portfolio (Class A) (a)	8,449,324	63,454,427
Brighthouse Small Cap Value Portfolio (Class A) (a)	14,867,406	222,862,416
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	19,170,376	171,574,863
Brighthouse/Artisan International Portfolio (Class A) (a)	30,969,104	350,260,562
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	95,904	22,060,893
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,829,188	174,686,968
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,180,434	82,785,994
Brighthouse/Templeton International Bond Portfolio (Class A) (a)(c)	16,111,299	121,479,191
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	12,965,391	391,684,466
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	20,016,208	307,849,279
CBRE Global Real Estate Portfolio (Class A) (a)	19,959,670	209,177,341
Frontier Mid Cap Growth Portfolio (Class A) (b)(c)	1,583,942	44,176,149
Harris Oakmark International Portfolio (Class A) (a)	30,548,583	401,408,375
Invesco Comstock Portfolio (Class A) (a)	31,880,157	443,134,185
Invesco Global Equity Portfolio (Class A) (a)	4,912,046	130,807,783
Invesco Small Cap Growth Portfolio (Class A) (a)(c)	21,979,839	198,917,543
Jennison Growth Portfolio (Class A) (b)(c)	23,952,962	390,193,756
JPMorgan Core Bond Portfolio (Class A) (a)	15,951,627	144,362,221
JPMorgan Small Cap Value Portfolio (Class A) (a)	11,163,737	133,071,751
Loomis Sayles Growth Portfolio (Class A) (a)	22,502,813	392,449,059
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)(c)	13,547,099	153,488,629
MFS Research International Portfolio (Class A) (a)	23,932,174	304,177,936
MFS Value Portfolio (Class A) (b)	33,596,149	508,981,661
Morgan Stanley Discovery Portfolio (Class A) (a)(c)	3,630,385	22,036,438
Neuberger Berman Genesis Portfolio (Class A) (b)	1,134,437	22,144,205
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	10,799,085	102,915,277
PIMCO Total Return Portfolio (Class A) (a)	27,184,469	269,398,088
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	12,817,498	130,610,307
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)(c)	14,913,771	348,385,692
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,487,866	443,572,490
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,264,482	44,009,451
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,117,368	154,589,229
TCW Core Fixed Income Portfolio (Class A) (a)	25,652,684	226,000,148
VanEck Global Natural Resources Portfolio (Class A) (b)	21,602,953	263,988,085
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,048,460	22,237,828
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,419,497	126,413,834

Total Mutual Funds (Cost $8,382,419,687)		8,649,175,284

Total Investments—100.0% (Cost $8,382,419,687)		8,649,175,284
Other assets and liabilities (net)—0.0%		(2,393,158)

Net Assets—100.0%		$8,646,782,126

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
AB International Bond Portfolio (Class A)	$62,243,310	$17,129	$(18,885)	$(5,050)	$862,827	$63,099,331
Allspring Mid Cap Value Portfolio (Class A)	63,713,970	—	(2,760,386)	285,745	5,428,960	66,668,289
Baillie Gifford International Stock Portfolio (Class A)	383,904,156	36	(8,225,680)	1,993,562	11,047,935	388,720,009
BlackRock Bond Income Portfolio (Class A)	331,151,359	135,682	(100,714)	(17,271)	(1,382,147)	329,786,909
BlackRock Capital Appreciation Portfolio (Class A)	253,059,281	—	(25,041,510)	(3,157,400)	36,693,855	261,554,226
BlackRock High Yield Portfolio (Class A)	62,279,758	10,720	(18,886)	(2,124)	1,184,959	63,454,427
Brighthouse Small Cap Value Portfolio (Class A)	211,035,527	1,977	(2,248,002)	(297,370)	14,370,284	222,862,416
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	169,301,292	25,077	(50,361)	(9,610)	2,308,465	171,574,863
Brighthouse/Artisan International Portfolio (Class A)	337,817,894	—	(20,179,386)	1,573,149	31,048,905	350,260,562
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	21,208,298	—	(369,155)	27,377	1,194,373	22,060,893
Brighthouse/Dimensional International Small Company Portfolio (Class A)	170,509,109	14,265	(1,043,283)	(639,295)	5,846,172	174,686,968
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	81,136,221	39,145	(25,181)	(1,340)	1,637,149	82,785,994
Brighthouse/Templeton International Bond Portfolio (Class A)	126,448,462	61,947	(37,771)	(13,971)	(4,979,476)	121,479,191
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	375,981,542	—	(6,356,004)	(44,152)	22,103,080	391,684,466
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	296,021,480	—	(20,365,541)	2,346,405	29,846,935	307,849,279
CBRE Global Real Estate Portfolio (Class A)	212,283,000	87,110	(1,998,576)	(399,265)	(794,928)	209,177,341
Frontier Mid Cap Growth Portfolio (Class A)	42,355,797	264	(2,724,506)	(835,441)	5,380,035	44,176,149
Harris Oakmark International Portfolio (Class A)	400,931,668	118,831	(251,162)	3,404	605,634	401,408,375

BHFTII-65

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
Invesco Comstock Portfolio (Class A)	$424,093,992	$—	$(18,550,373)	$(1,565,085)	$39,155,651	$443,134,185
Invesco Global Equity Portfolio (Class A)	127,495,600	—	(10,444,355)	2,499,391	11,257,147	130,807,783
Invesco Small Cap Growth Portfolio (Class A)	190,176,492	1,694	(10,519,275)	(4,699,245)	23,957,877	198,917,543
Jennison Growth Portfolio (Class A)	379,040,643	—	(38,635,297)	2,640,773	47,147,637	390,193,756
JPMorgan Core Bond Portfolio (Class A)	144,666,492	58,670	(44,064)	(5,788)	(313,089)	144,362,221
JPMorgan Small Cap Value Portfolio (Class A)	126,468,607	2,435	(451,078)	(110,476)	7,162,263	133,071,751
Loomis Sayles Growth Portfolio (Class A)	381,310,220	—	(34,369,757)	(973,196)	46,481,792	392,449,059
Loomis Sayles Small Cap Growth Portfolio (Class A)	147,653,646	2,262	(3,944,511)	(105,108)	9,882,340	153,488,629
MFS Research International Portfolio (Class A)	291,425,698	26,986	(1,954,525)	541,416	14,138,361	304,177,936
MFS Value Portfolio (Class A)	484,236,916	—	(17,207,082)	426,096	41,525,731	508,981,661
Morgan Stanley Discovery Portfolio (Class A)	20,934,360	335,446	(553,591)	(882,089)	2,202,312	22,036,438
Neuberger Berman Genesis Portfolio (Class A)	21,069,652	327	(121,892)	1,151	1,194,967	22,144,205
PIMCO Inflation Protected Bond Portfolio (Class A)	102,575,021	47,664	(31,473)	(2,094)	326,159	102,915,277
PIMCO Total Return Portfolio (Class A)	269,656,011	95,541	(81,830)	(17,713)	(253,921)	269,398,088
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	126,343,174	2,402	(1,153,086)	8,050	5,409,767	130,610,307
T. Rowe Price Large Cap Growth Portfolio (Class A)	334,922,596	—	(28,140,956)	(1,548,256)	43,152,308	348,385,692
T. Rowe Price Large Cap Value Portfolio (Class A)	424,959,879	556	(17,374,175)	(4,287,255)	40,273,485	443,572,490
T. Rowe Price Mid Cap Growth Portfolio (Class A)	42,403,066	—	(1,915,996)	(232,064)	3,754,445	44,009,451
T. Rowe Price Small Cap Growth Portfolio (Class A)	147,805,077	706	(6,504,900)	(399,721)	13,688,067	154,589,229
TCW Core Fixed Income Portfolio (Class A)	228,536,482	97,351	(69,243)	(8,586)	(2,555,856)	226,000,148
VanEck Global Natural Resources Portfolio (Class A)	251,904,650	5,554,198	(953,901)	207,657	7,275,481	263,988,085
Victory Sycamore Mid Cap Value Portfolio (Class A)	21,202,795	—	(877,230)	—	1,912,263	22,237,828
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	125,309,764	25,730	(63,163)	(13,714)	1,155,217	126,413,834

	$8,415,572,957	$6,764,151	$(285,776,742)	$(7,718,503)	$520,333,421	$8,649,175,284

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,649,175,284	$—	$—	$8,649,175,284
Total Investments	$8,649,175,284	$—	$—	$8,649,175,284

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
CAE, Inc. (a)	597,158	$12,325,341

Air Freight & Logistics—1.9%
Expeditors International of Washington, Inc. (b)	123,689	15,036,872

Automobile Components—2.8%
BorgWarner, Inc. (b)	233,223	8,102,167
Gentex Corp. (b)	397,713	14,365,394

		22,467,561

Banks—9.5%
Fifth Third Bancorp (b)	460,502	17,135,279
First Citizens BancShares, Inc. - Class A	19,772	32,327,220
M&T Bank Corp. (b)	106,370	15,470,453
WaFd, Inc. (b)	377,337	10,954,093

		75,887,045

Capital Markets—2.1%
Moelis & Co. - Class A (b)	297,759	16,903,779

Consumer Staples Distribution & Retail—5.2%
Dollar General Corp.	69,945	10,915,617
Kroger Co.	305,355	17,444,931
Sysco Corp.	163,591	13,280,317

		41,640,865

Distributors—2.1%
LKQ Corp.	321,774	17,185,949

Electric Utilities—3.8%
Alliant Energy Corp.	281,681	14,196,722
OGE Energy Corp. (b)	471,260	16,164,218

		30,360,940

Electrical Equipment—2.5%
nVent Electric PLC	263,199	19,845,205

Electronic Equipment, Instruments & Components—3.6%
Vontier Corp.	629,142	28,537,881

Energy Equipment & Services—2.4%
NOV, Inc.	982,409	19,176,624

Entertainment—2.8%
Electronic Arts, Inc.	100,368	13,315,822
Warner Bros Discovery, Inc. (a)	1,050,208	9,168,316

		22,484,138

Financial Services—2.0%
Corebridge Financial, Inc. (b)	567,304	16,298,644

Food Products—2.1%
Tyson Foods, Inc.—Class A	283,729	16,663,404

Security Description	Shares	Value

Ground Transportation—3.5%
U-Haul Holding Co. (a)(b)	41,566	$2,807,368
U-Haul Holding Co. (Non-Voting Shares) (b)	374,098	24,944,854

		27,752,222

Health Care Equipment & Supplies—4.7%
Baxter International, Inc.	455,647	19,474,353
Dentsply Sirona, Inc. (b)	540,930	17,953,467

		37,427,820

Health Care Providers & Services—2.3%
Centene Corp. (a)	240,681	18,888,645

Hotels, Restaurants & Leisure—6.0%
Expedia Group, Inc. (a)	152,596	21,020,099
Marriott International, Inc. - Class A	56,653	14,294,118
Vail Resorts, Inc. (b)	58,272	12,984,750

		48,298,967

Insurance—6.7%
Arch Capital Group Ltd. (a)	194,617	17,990,396
Globe Life, Inc. (b)	192,082	22,352,582
Progressive Corp.	64,559	13,352,092

		53,695,070

Interactive Media & Services—1.7%
IAC, Inc. (a)	258,146	13,769,508

Life Sciences Tools & Services—4.5%
Bio-Rad Laboratories, Inc. - Class A (a)	49,833	17,235,740
Waters Corp. (a)(b)	54,853	18,882,048

		36,117,788

Machinery—1.9%
Otis Worldwide Corp.	152,560	15,144,631

Media—6.3%
Cable One, Inc. (b)	35,562	15,047,349
News Corp. - Class A (b)	787,836	20,625,547
Omnicom Group, Inc. (b)	156,275	15,121,169

		50,794,065

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc. (a)	8,458	1,650,071

Retail REITs—1.9%
NNN REIT, Inc. (b)	352,238	15,054,652

Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc.	152,484	30,159,810

Software—1.7%
Check Point Software Technologies Ltd. (a)	85,308	13,991,365

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialized REITs—4.4%
Lamar Advertising Co. - Class A (b)	189,994	$22,687,184
Public Storage	42,367	12,288,972

		34,976,156

Specialty Retail—1.6%
AutoNation, Inc. (a)(b)	78,693	13,029,987

Technology Hardware, Storage & Peripherals—1.3%
NetApp, Inc.	99,591	10,454,067

Total Common Stocks (Cost $535,742,516)		776,019,072

Escrow Shares—0.0%

Wireless Telecommunication Services—0.0%
GCI Liberty, Inc. (a)(c)(d) (Cost $0)	108,185	0

Short-Term Investment—3.5%

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $27,925,658; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $28,476,381.	27,917,903	27,917,903

Total Short-Term Investments (Cost $27,917,903)		27,917,903

Securities Lending Reinvestments(e)—11.1%

Certificates of Deposit—0.9%
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (f)	1,000,000	1,000,154
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (f)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (f)	2,000,000	1,999,940
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	1,000,000	1,001,966
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (f)	1,000,000	1,000,216

		7,002,148

Commercial Paper—0.5%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (f)	1,000,000	1,000,098
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792

		3,995,727

Security Description	Principal Amount*	Value

Repurchase Agreements—7.6%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $10,804,905; collateralized by various Common Stock with an aggregate market value of $12,029,275.	10,800,000	$10,800,000
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $12,885,519; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $13,137,406.	12,879,809	12,879,809
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $4,021,856; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,141,386.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,347,508.	3,000,000	3,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $12,205,571; collateralized by various Common Stock with an aggregate market value of $13,609,253.	12,200,000	12,200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,500,828.	5,000,000	5,000,000

		60,879,809

Time Deposits—0.7%
Banco Santander SA (NY) 5.310%, 04/01/24	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000

		6,000,000

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments(e)—(Continued)

Security Description	Shares	Value

Mutual Funds—1.4%
AB Government Money Market Portfolio, Institutional Class 5.210% (g)	500,000	$500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (g)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (g)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (g)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (g)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (g)	3,000,000	3,000,000

		11,500,000

Total Securities Lending Reinvestments (Cost $89,377,146)		89,377,684

Total Investments—111.4% (Cost $653,037,565)		893,314,659
Other assets and liabilities (net)—(11.4)%		(91,681,276)

Net Assets—100.0%		$801,633,383

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $115,139,967 and the collateral received consisted of cash in the amount of $89,349,953 and non-cash collateral with a value of $27,613,286. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$776,019,072	$—	$—	$776,019,072
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	27,917,903	—	27,917,903
Securities Lending Reinvestments
Certificates of Deposit	—	7,002,148	—	7,002,148
Commercial Paper	—	3,995,727	—	3,995,727
Repurchase Agreements	—	60,879,809	—	60,879,809
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	11,500,000	—	—	11,500,000
Total Securities Lending Reinvestments	11,500,000	77,877,684	—	89,377,684
Total Investments	$787,519,072	$105,795,587	$0	$893,314,659

Collateral for Securities Loaned (Liability)	$—	$(89,349,953)	$—	$(89,349,953)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia—6.8%
A2B Australia Ltd.	55,813	$52,366
Accent Group Ltd.	97,699	129,252
Adairs Ltd.	41,549	69,587
Adbri Ltd. (a)	108,171	220,654
Ainsworth Game Technology Ltd. (a)	51,616	40,852
Alkane Resources Ltd. (a)	122,642	50,380
Alliance Aviation Services Ltd. (a)	6,026	11,394
Altium Ltd.	2,086	88,664
Alumina Ltd. (a)	273,675	254,807
AMA Group Ltd. (a)	332,422	11,916
AMP Ltd.	476,602	363,713
Ansell Ltd.	22,008	352,994
Appen Ltd. (a)	21,547	8,238
Arafura Rare Earths Ltd. (a)	376,915	50,393
ARB Corp. Ltd.	22,263	601,743
Argosy Minerals Ltd. (a)	61,527	5,421
ARN Media Ltd.	82,651	47,426
Articore Group Ltd. (a)	43,202	15,554
AUB Group Ltd.	25,058	486,285
Audinate Group Ltd. (a)	14,833	202,753
Aurelia Metals Ltd. (a)	407,982	41,210
Aussie Broadband Ltd. (a)	38,030	88,729
Austal Ltd.	105,389	151,101
Australian Agricultural Co. Ltd. (a)	78,371	69,606
Australian Clinical Labs Ltd.	26,737	46,872
Australian Ethical Investment Ltd.	7,596	24,424
Australian Finance Group Ltd.	54,872	58,297
Australian Strategic Materials Ltd. (a)	36,700	33,011
Auswide Bank Ltd.	11,793	33,738
AVJennings Ltd. (a)	14,202	3,285
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd.	24,951	34,150
Bank of Queensland Ltd.	127,227	524,520
Bapcor Ltd.	85,877	353,811
Beach Energy Ltd.	317,481	380,333
Bega Cheese Ltd.	82,207	224,482
Bellevue Gold Ltd. (a)	246,272	305,956
Black Rock Mining Ltd. (a)	79,829	3,745
Boss Energy Ltd. (a)	95,194	295,945
Bravura Solutions Ltd. (a)	144,124	131,714
Breville Group Ltd.	25,536	457,495
Brickworks Ltd.	12,229	227,087
Bubs Australia Ltd. (a)	46,469	5,151
BWX Ltd. (a)(b)(c)	32,748	800
Calidus Resources Ltd. (a)	51,482	3,857
Capitol Health Ltd.	260,324	40,728
Capral Ltd.	5,292	32,071
Capricorn Metals Ltd. (a)	63,797	215,994
Carnarvon Energy Ltd. (a)	136,527	16,905
Cash Converters International Ltd.	152,939	22,458
Catapult Group International Ltd. (a)	33,605	34,029
Cedar Woods Properties Ltd.	19,138	59,802
Centrebet International Ltd. (a)	9,600	0
Cettire Ltd. (a)	38,961	102,845
Challenger Ltd.	80,750	375,173
Champion Iron Ltd.	70,983	343,266
Chrysos Corp. Ltd. (a)	5,357	23,971

Australia—(Continued)
City Chic Collective Ltd. (a)	43,372	11,590
Clinuvel Pharmaceuticals Ltd.	9,453	88,465
Clover Corp. Ltd.	39,945	12,623
Coast Entertainment Holdings Ltd. (a)	113,950	39,358
Codan Ltd.	31,190	220,945
Collins Foods Ltd.	30,579	202,078
Cooper Energy Ltd. (a)	753,059	108,293
Core Lithium Ltd. (a)	66,314	6,710
Corporate Travel Management Ltd.	28,366	314,544
Credit Corp. Group Ltd.	20,160	243,721
CSR Ltd.	156,422	899,295
Data#3 Ltd.	49,016	264,504
De Grey Mining Ltd. (a)	318,679	265,812
Deterra Royalties Ltd.	32,220	103,524
Develop Global Ltd. (a)	8,766	13,610
Dicker Data Ltd.	13,151	92,368
Domain Holdings Australia Ltd.	72,641	155,291
Domino’s Pizza Enterprises Ltd.	13,284	376,315
Downer EDI Ltd.	150,888	503,110
Duratec Ltd.	11,066	8,546
Eagers Automotive Ltd.	35,943	331,711
Earlypay Ltd. (a)	54,160	6,706
Elanor Investor Group	5,934	4,563
Elders Ltd.	46,965	287,102
Elixir Energy Ltd. (a)	29,923	1,384
Emeco Holdings Ltd.	105,907	49,001
Emerald Resources NL (a)	94,981	183,211
EML Payments Ltd. (a)	62,760	50,261
Energy Transition Minerals Ltd. (a)	349,524	8,645
Energy World Corp. Ltd. (a)	472,609	4,565
EQT Holdings Ltd.	5,157	98,794
Euroz Hartleys Group Ltd.	24,476	13,323
EVT Ltd.	28,526	231,713
Fiducian Group Ltd.	3,121	15,473
Finbar Group Ltd. (a)	6,909	3,117
Firefinch Ltd. (a)(b)(c)	39,761	972
FleetPartners Group Ltd. (a)	82,973	203,304
Fleetwood Ltd.	35,042	34,139
Flight Centre Travel Group Ltd.	34,913	497,139
Frontier Digital Ventures Ltd. (a)	10,683	4,046
G8 Education Ltd.	241,144	188,603
Galan Lithium Ltd. (a)	33,517	9,083
Gold Road Resources Ltd.	245,281	255,653
GR Engineering Services Ltd.	5,075	7,541
GrainCorp Ltd. - Class A	58,664	315,164
Grange Resources Ltd.	120,000	34,409
GUD Holdings Ltd.	43,884	337,508
GWA Group Ltd.	64,632	112,883
Hansen Technologies Ltd.	51,497	163,450
Harvey Norman Holdings Ltd.	65,742	220,652
Hastings Technology Metals Ltd. (a)	7,646	2,143
Healius Ltd. (a)	195,166	168,530
Helia Group Ltd.	88,585	226,140
HUB24 Ltd.	19,005	525,431
Humm Group Ltd.	115,759	37,714
IDM International Ltd. (a) (b) (c)	1,969	0
Iluka Resources Ltd.	32,765	154,277

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Imdex Ltd.	138,217	$210,035
Immutep Ltd. (ADR) (a)	8,886	20,704
Incitec Pivot Ltd.	6,974	13,135
Infomedia Ltd.	109,692	127,312
Inghams Group Ltd.	86,621	202,653
Insignia Financial Ltd.	184,126	303,453
Integral Diagnostics Ltd.	46,301	68,031
ioneer Ltd. (a)	304,527	32,185
IPH Ltd.	64,147	264,134
IRESS Ltd. (a)	52,976	286,653
IVE Group Ltd.	19,754	28,063
Johns Lyng Group Ltd.	45,109	188,448
Jumbo Interactive Ltd.	12,118	135,424
Jupiter Mines Ltd.	439,415	64,623
Karoon Energy Ltd. (a)	216,834	305,809
Kelsian Group Ltd.	24,039	90,822
Kogan.com Ltd. (a)	16,956	87,189
Lendlease Corp. Ltd.	28,025	117,879
Leo Lithium Ltd. (a) (b) (c)	28,400	3,498
Lifestyle Communities Ltd.	24,327	249,531
Lindsay Australia Ltd.	15,723	11,425
Link Administration Holdings Ltd.	158,207	229,908
Lovisa Holdings Ltd.	13,735	298,747
Lycopodium Ltd.	6,179	47,113
MA Financial Group Ltd.	14,408	45,913
Macmahon Holdings Ltd.	380,170	55,788
Macquarie Technology Group Ltd. (a)	972	50,421
Mader Group Ltd.	3,508	14,586
Magellan Financial Group Ltd.	22,860	147,806
Mayne Pharma Group Ltd. (a)	22,607	106,654
McMillan Shakespeare Ltd.	20,041	256,470
McPherson’s Ltd.	39,600	14,055
Megaport Ltd. (a)	25,601	250,872
Mesoblast Ltd. (a)	66,849	24,166
Metals X Ltd. (a)	147,577	34,142
Metcash Ltd.	172,096	438,529
MMA Offshore Ltd. (a)	78,350	133,462
Monadelphous Group Ltd.	32,335	298,830
Monash IVF Group Ltd.	52,109	49,061
Mount Gibson Iron Ltd. (a)	158,334	44,384
Myer Holdings Ltd.	234,884	124,894
MyState Ltd.	25,651	61,238
Nanosonics Ltd. (a)	62,508	112,357
Navigator Global Investments Ltd.	52,466	56,055
Netwealth Group Ltd.	28,212	389,160
New Hope Corp. Ltd.	120,389	364,829
nib holdings Ltd.	121,489	623,368
Nick Scali Ltd.	21,771	218,504
Nickel Industries Ltd.	203,875	108,109
Nine Entertainment Co. Holdings Ltd.	208,760	232,652
Novonix Ltd. (a)	53,945	30,237
NRW Holdings Ltd.	134,771	257,673
Nufarm Ltd.	95,753	344,183
Nuix Ltd. (a)	8,673	12,598
Objective Corp. Ltd.	2,117	17,783
OceanaGold Corp.	194,311	438,959
OFX Group Ltd. (a)	76,506	81,878

Australia—(Continued)
Omni Bridgeway Ltd. (a)	75,128	73,992
oOh!media Ltd.	130,777	151,802
Orora Ltd.	395,438	701,466
Pacific Current Group Ltd.	12,733	84,633
Pacific Smiles Group Ltd.	13,431	14,004
Paladin Energy Ltd. (a)	612,944	547,306
Panoramic Resources Ltd. (a) (b) (c)	278,314	4,715
Pantoro Ltd. (a)	210,078	8,692
Peet Ltd.	88,199	69,271
PeopleIN Ltd.	9,237	6,634
Perenti Ltd.	204,417	130,698
Perpetual Ltd.	24,902	408,247
Perseus Mining Ltd.	340,886	482,894
PEXA Group Ltd. (a)	21,038	185,934
Pinnacle Investment Management Group Ltd.	20,949	158,799
Platinum Asset Management Ltd.	124,443	87,818
PointsBet Holdings Ltd.	9,123	4,905
Poseidon Nickel Ltd. (a)	238,025	1,004
Praemium Ltd. (a)	98,955	28,374
Premier Investments Ltd.	17,241	368,669
Propel Funeral Partners Ltd.	9,117	33,210
PSC Insurance Group Ltd.	21,994	77,727
PWR Holdings Ltd.	16,772	126,273
QANTM Intellectual Property Ltd.	14,173	14,589
Qube Holdings Ltd.	30,379	67,646
Ramelius Resources Ltd.	236,020	289,394
Red 5 Ltd. (a)	667,508	166,464
Regis Healthcare Ltd.	26,109	68,376
Regis Resources Ltd. (a) (b) (c)	214,118	283,924
Reject Shop Ltd.	12,421	36,866
Resolute Mining Ltd. (a)	677,338	191,763
Retail Food Group Ltd. (a)	218,228	10,665
Ridley Corp. Ltd.	96,057	155,869
RPMGlobal Holdings Ltd. (a)	32,785	47,257
Sandfire Resources Ltd. (a)	122,571	711,235
Select Harvests Ltd. (a)	34,996	101,482
Servcorp Ltd.	21,215	52,293
Service Stream Ltd.	154,571	125,910
Seven West Media Ltd. (a)	319,979	39,304
SG Fleet Group Ltd.	27,529	52,946
Shaver Shop Group Ltd.	18,090	13,324
Sigma Healthcare Ltd.	498,984	421,125
Silver Lake Resources Ltd. (a)	202,549	165,536
Silver Mines Ltd. (a)	84,025	9,318
SmartGroup Corp. Ltd.	33,331	211,288
SolGold PLC (a)	36,239	4,864
Solvar Ltd.	54,558	38,152
Southern Cross Media Group Ltd.	76,997	47,919
SRG Global Ltd.	42,479	22,162
St Barbara Ltd. (a)	208,312	23,935
Star Entertainment Group Ltd. (a)	653,049	246,061
Strandline Resources Ltd. (a) (b) (c)	43,753	2,024
Strike Energy Ltd. (a)	245,153	41,566
Sunland Group Ltd. (a)(b)(c)	40,150	1,439
Super Retail Group Ltd.	47,270	496,156
Superloop Ltd. (a)	59,252	52,197
Syrah Resources Ltd. (a)	206,663	66,680

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Tabcorp Holdings Ltd.	406,397	$200,403
Technology One Ltd.	42,791	473,271
Telix Pharmaceuticals Ltd. (a)	3,673	30,858
Temple & Webster Group Ltd. (a)	18,467	157,846
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,371
Terracom Ltd.	54,002	8,447
Tribune Resources Ltd.	2,377	5,882
Tuas Ltd. (a)	15,616	39,792
Tyro Payments Ltd. (a)	64,496	43,298
Ventia Services Group Pty. Ltd.	110,267	276,673
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	39,670
Viva Energy Group Ltd.	217,302	525,214
Vulcan Energy Resources Ltd. (a)	9,635	18,044
Webjet Ltd. (a)	84,765	487,794
West African Resources Ltd. (a)	238,805	188,870
Westgold Resources Ltd.	123,130	212,032
Whitehaven Coal Ltd.	24,556	113,616
Zip Co. Ltd. (a)	40,088	36,325

		36,317,906

Austria—1.5%
A-TEC Industries AG (a) (b) (c)	1	0
Agrana Beteiligungs AG (d)	3,399	51,327
ams-OSRAM AG (a)	219,841	254,896
ANDRITZ AG	17,117	1,067,406
AT&S Austria Technologie & Systemtechnik AG (d)	5,424	113,125
BAWAG Group AG	18,118	1,148,283
CA Immobilien Anlagen AG (d)	8,328	294,239
DO & Co. AG	2,066	308,342
Eurotelesites AG (a)	6,880	27,427
EVN AG	6,679	176,770
FACC AG (a) (d)	6,291	43,166
Immofinanz AG (a) (d)	5,772	140,863
Kapsch TrafficCom AG (a)	1,870	17,149
Kontron AG	14,178	312,595
Lenzing AG (a)(d)	4,153	143,483
Mayr Melnhof Karton AG (d)	2,085	259,581
Oesterreichische Post AG (d)	4,583	156,445
Palfinger AG	4,392	109,160
POLYTEC Holding AG (d)	6,228	22,508
Porr AG	2,768	42,405
Raiffeisen Bank International AG	21,261	424,606
Rosenbauer International AG (a)(d)	1,414	43,020
Schoeller-Bleckmann Oilfield Equipment AG	2,803	134,333
Semperit AG Holding (d)	2,077	27,473
Telekom Austria AG	27,521	230,118
UBM Development AG	1,083	21,966
UNIQA Insurance Group AG	31,178	269,314
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	237,629
voestalpine AG	25,493	715,336
Wienerberger AG	26,096	950,074
Zumtobel Group AG (d)	8,536	53,082

		7,796,121

Belgium—1.5%
Ackermans & van Haaren NV	5,491	959,292
Ageas SA	2,951	136,687
AGFA-Gevaert NV (a) (d)	40,080	57,528
Atenor (d)	6,098	43,780
Azelis Group NV	6,227	131,470
Barco NV	19,609	322,929
Bekaert SA	8,889	455,601
Biocartis Group NV (a) (b) (c)	16,240	0
bpost SA	18,928	70,716
Cie d’Entreprises CFE	2,249	17,373
Colruyt Group NV	11,650	537,305
Deceuninck NV	27,313	66,442
Deme Group NV	1,881	300,701
Econocom Group SA	20,343	46,638
EVS Broadcast Equipment SA	3,873	139,266
Fagron	14,385	273,994
Galapagos NV (a)	9,086	291,227
Gimv NV	5,220	250,470
Greenyard NV	5,819	31,946
Immobel SA (d)	1,276	39,878
Ion Beam Applications	6,507	91,967
Jensen-Group NV	1,035	41,213
Kinepolis Group NV (d)	3,776	173,253
Lotus Bakeries NV	86	830,392
MDxHealth SA (a)	843	2,183
Melexis NV	5,164	418,506
Ontex Group NV (a)	16,729	141,427
Orange Belgium SA (a)	4,348	64,308
Proximus SADP	28,286	228,779
Recticel SA	11,526	135,789
Roularta Media Group NV	1,629	17,753
Sipef NV	1,593	95,320
Solvay SA (d)	11,546	315,243
Tessenderlo Group SA	5,859	153,306
Umicore SA	18,570	400,270
Van de Velde NV	1,970	72,223
VGP NV	1,667	190,976
Viohalco SA	22,715	136,951
What’s Cooking BV	153	13,238
X-Fab Silicon Foundries SE (a)	14,349	108,538

		7,804,878

Cambodia—0.0%
NagaCorp Ltd. (a)	254,719	111,354

Canada—10.8%
5N Plus, Inc. (a)	33,732	124,514
Acadian Timber Corp. (d)	3,800	48,757
ADF Group, Inc.	2,900	19,547
Advantage Energy Ltd. (a)	43,525	317,469
Aecon Group, Inc.	17,346	217,825
Africa Oil Corp.	57,099	99,482
Ag Growth International, Inc. (d)	5,820	263,641
AGF Management Ltd. - Class B	16,613	100,570
Aimia, Inc. (a)	24,635	46,558
AirBoss of America Corp. (d)	3,761	16,521
Alamos Gold, Inc. - Class A	77,137	1,137,223

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Alaris Equity Partners Income (d)	5,355	$67,602
Algoma Central Corp.	4,710	51,532
Algonquin Power & Utilities Corp. (d)	6,751	42,666
Altius Minerals Corp.	10,760	163,241
Altus Group Ltd. (d)	11,988	459,147
Americas Gold & Silver Corp. (a) (d)	4,400	958
Amerigo Resources Ltd.	35,000	40,050
Andlauer Healthcare Group, Inc.	2,269	71,141
Andrew Peller Ltd. - Class A (d)	11,417	33,630
Aritzia, Inc. (a)	23,017	635,514
Ascot Resources Ltd. (a)	16,500	9,136
Atco Ltd. - Class I (d)	19,446	541,367
Athabasca Oil Corp. (a)	144,824	559,174
ATS Corp. (a)	20,733	697,656
Aurora Cannabis, Inc. (a)	872	3,828
AutoCanada, Inc. (a) (d)	6,228	123,590
B2Gold Corp.	293,723	767,383
Badger Infrastructure Solution	9,962	369,195
Ballard Power Systems, Inc. (a)	37,678	104,745
Baytex Energy Corp. (d)	65,383	236,036
Birchcliff Energy Ltd. (d)	68,088	268,421
Bird Construction, Inc. (d)	18,612	256,120
Black Diamond Group Ltd.	19,812	130,905
BlackBerry Ltd. (a) (d)	74,728	206,249
BMTC Group, Inc.	5,387	59,098
Bombardier, Inc. - Class A (a)	584	25,032
Bombardier, Inc. - Class B (a)	21,454	921,007
Boralex, Inc. - Class A	25,118	530,713
Boyd Group Services, Inc. (d)	4,537	959,283
Bridgemarq Real Estate Services (d)	3,500	36,097
Calfrac Well Services Ltd. (a)	3,087	9,025
Calian Group Ltd.	2,846	119,341
Canaccord Genuity Group, Inc.	27,412	180,109
Canada Goose Holdings, Inc. (a) (d)	14,525	175,150
Canadian Western Bank	24,440	508,810
Canfor Corp. (a)	15,511	195,927
Canfor Pulp Products, Inc. (a)	11,097	13,845
Capital Power Corp. (d)	31,332	883,833
Capstone Copper Corp. (a)	122,839	781,715
Cardinal Energy Ltd. (d)	32,459	169,658
Cascades, Inc.	20,426	149,137
Celestica, Inc. (a)	29,280	1,315,568
Centerra Gold, Inc.	50,985	301,118
CES Energy Solutions Corp.	73,142	254,327
CI Financial Corp. (d)	42,212	539,745
Cineplex, Inc. (a) (d)	6,558	35,682
Cipher Pharmaceuticals, Inc. (a)	2,300	15,112
Clairvest Group, Inc.	200	10,752
Cogeco Communications, Inc.	3,380	149,917
Cogeco, Inc.	1,609	67,589
Colliers International Group, Inc.	5,004	611,642
Computer Modelling Group Ltd.	28,920	217,132
Converge Technology Solutions Corp.	3,570	15,339
Corby Spirit & Wine Ltd.	3,957	37,655
Corus Entertainment, Inc. - B Shares (d)	61,870	33,343
Crescent Point Energy Corp.	149,673	1,224,912
Crew Energy, Inc. (a) (d)	41,970	144,078

Canada—(Continued)
Cronos Group, Inc. (a)	15,221	39,727
Definity Financial Corp.	9,869	314,310
Denison Mines Corp. (a) (d)	181,271	354,633
Dexterra Group, Inc.	11,442	46,881
Doman Building Materials Group Ltd.	19,304	117,715
Dorel Industries, Inc. - Class B (a)	8,626	44,068
DREAM Unlimited Corp. - Class A (d)	6,072	86,919
Dundee Precious Metals, Inc.	45,872	348,811
Dye & Durham Ltd.	3,429	39,795
E-L Financial Corp. Ltd.	677	544,274
ECN Capital Corp.	3,113	4,803
Eldorado Gold Corp. (a)	51,016	717,098
Endeavour Silver Corp. (a) (d)	34,348	82,665
Enerflex Ltd.	29,289	170,387
Enerplus Corp.	56,230	1,104,633
Enghouse Systems Ltd.	12,678	285,748
Ensign Energy Services, Inc. (a)	39,626	75,768
EQB, Inc.	8,098	507,862
Equinox Gold Corp. (a) (d)	56,499	340,453
ERO Copper Corp. (a) (d)	13,490	260,130
Evertz Technologies Ltd. (d)	8,149	89,157
Exchange Income Corp. (d)	5,351	195,584
Exco Technologies Ltd.	7,732	42,355
Extendicare, Inc. (d)	23,362	131,595
Fiera Capital Corp. (d)	22,157	135,113
Finning International, Inc.	38,632	1,135,388
Firm Capital Mortgage Investment Corp.	9,574	81,000
First Majestic Silver Corp. (d)	54,590	320,497
First Mining Gold Corp. (a)	50,000	4,430
First National Financial Corp.	4,907	136,282
Fission Uranium Corp. (a) (d)	114,725	82,155
Fortuna Silver Mines, Inc. (a)	79,418	294,912
Freehold Royalties Ltd. (d)	35,012	377,118
Galiano Gold, Inc. (a) (d)	23,027	31,960
Gamehost, Inc.	4,952	36,156
GDI Integrated Facility Services, Inc. (a)	3,200	92,630
Gibson Energy, Inc. (d)	40,325	686,497
goeasy Ltd.	3,895	458,325
GoGold Resources, Inc. (a) (d)	28,473	25,855
GoldMoney, Inc. (a)	2,199	13,604
Guardian Capital Group Ltd. - Class A (d)	5,200	183,423
Haivision Systems, Inc. (a)	4,800	18,143
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc.	48,021	271,914
Heroux-Devtek, Inc. (a)	8,353	112,171
High Liner Foods, Inc. (d)	6,007	60,090
Hudbay Minerals, Inc.	84,922	594,338
IAMGOLD Corp. (a) (d)	118,555	395,606
Imperial Metals Corp. (a)	19,966	31,691
Information Services Corp.	2,900	59,282
Innergex Renewable Energy, Inc. (d)	35,108	207,089
InPlay Oil Corp. (d)	5,900	10,367
Interfor Corp. (a)	13,232	206,703
International Petroleum Corp. (a) (d)	17,308	206,223
International Tower Hill Mines Ltd. (a)	21,604	14,354
Jamieson Wellness, Inc. (d)	12,357	243,208
Journey Energy, Inc. (a)	100	246

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
K-Bro Linen, Inc.	3,219	$83,389
K92 Mining, Inc. (a) (d)	27,548	128,126
Karora Resources, Inc. (a)	28,791	107,976
Kelt Exploration Ltd. (a)	46,751	208,810
Kinaxis, Inc. (a)	519	59,006
Knight Therapeutics, Inc. (a)	19,152	74,937
KP Tissue, Inc. (d)	1,400	9,137
Labrador Iron Ore Royalty Corp. (d)	16,600	353,924
Largo, Inc. (a)(d)	8,317	13,692
Lassonde Industries, Inc. - Class A	900	98,840
Laurentian Bank of Canada (d)	11,504	237,970
Leon’s Furniture Ltd.	7,239	120,726
Lightspeed Commerce, Inc. (a) (d)	32,213	452,915
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp. (d)	10,944	581,719
Lucara Diamond Corp. (a)	110,136	25,612
Lundin Gold, Inc.	11,400	160,242
MAG Silver Corp. (a)	7,165	75,806
Magellan Aerospace Corp.	5,794	34,091
Mainstreet Equity Corp. (d)	1,261	174,932
Major Drilling Group International, Inc. (a)	22,977	152,665
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	21,240	348,264
Martinrea International, Inc.	19,001	170,575
Mattr Corp. (a)	21,791	285,710
Maxim Power Corp. (a)	2,800	9,467
MDF Commerce, Inc. (a)	4,176	17,665
Medical Facilities Corp.	9,161	69,998
MEG Energy Corp. (a)	23,281	534,524
Melcor Developments Ltd.	3,120	26,465
Methanex Corp.	15,340	684,544
Morguard Corp.	1,400	122,311
MTY Food Group, Inc.	5,720	215,912
Mullen Group Ltd.	23,154	248,198
Neo Performance Materials, Inc.	4,300	19,999
New Gold, Inc. (a)	172,247	289,929
NFI Group, Inc. (a) (d)	13,975	132,781
North American Construction Group Ltd.	7,963	177,067
North West Co., Inc.	13,971	404,829
Northland Power, Inc.	1,748	28,558
Nuvei Corp.	5,221	165,088
NuVista Energy Ltd. (a)	44,817	393,065
Obsidian Energy Ltd. (a) (d)	5,354	44,010
Onex Corp.	3,923	293,874
Organigram Holdings, Inc. (a)	9,249	19,885
Orla Mining Ltd. (a) (d)	25,466	96,516
Osisko Gold Royalties Ltd.	42,855	703,353
Osisko Mining, Inc. (a)	54,809	112,487
Paramount Resources Ltd. - Class A (d)	20,590	417,865
Parex Resources, Inc. (d)	27,059	432,289
Park Lawn Corp.	8,256	101,787
Parkland Corp.	29,921	952,930
Pason Systems, Inc.	24,116	278,450
Peyto Exploration & Development Corp. (d)	48,991	539,984
PHX Energy Services Corp. (d)	12,350	82,421
Pizza Pizza Royalty Corp.	6,998	71,398
Polaris Renewable Energy, Inc.	5,300	45,662

Canada—(Continued)
Pollard Banknote Ltd.	2,690	71,016
PrairieSky Royalty Ltd. (d)	56,452	1,105,660
Precision Drilling Corp. (a)	3,394	228,338
Premium Brands Holdings Corp. (d)	11,855	774,551
Primo Water Corp.	42,105	766,535
Propel Holdings, Inc.	1,050	12,790
Pulse Seismic, Inc.	13,500	22,325
Quarterhill, Inc. (a) (d)	37,345	51,556
Questerre Energy Corp. - Class A (a) (d)	83,569	13,264
Real Matters, Inc. (a)	16,705	75,475
RF Capital Group, Inc. (a) (d)	1,730	9,234
Richelieu Hardware Ltd. (d)	14,790	465,139
Rogers Sugar, Inc. (d)	28,139	110,724
Russel Metals, Inc.	18,222	606,301
Sandstorm Gold Ltd.	14,000	73,500
Savaria Corp. (d)	10,600	131,155
Seabridge Gold, Inc. (a)	12,210	184,615
Secure Energy Services, Inc.	69,364	570,971
Sienna Senior Living, Inc.	22,176	219,705
SilverCrest Metals, Inc. (a) (d)	11,918	79,425
Sleep Country Canada Holdings, Inc.	10,704	236,356
SNC-Lavalin Group, Inc.	17,999	736,145
SNDL, Inc. (a)	11,204	22,464
Source Energy Services Ltd. (a)	1,300	13,283
Spartan Delta Corp. (d)	16,736	46,827
Spin Master Corp.	8,748	223,842
Sprott, Inc. (d)	6,042	222,937
SSR Mining, Inc. (d)	49,993	222,552
Stelco Holdings, Inc.	9,844	324,633
Stella-Jones, Inc.	16,794	979,459
Steppe Gold Ltd. (a)	6,300	3,442
StorageVault Canada, Inc.	13,770	52,455
SunOpta, Inc. (a) (d)	7,292	49,957
Superior Plus Corp. (d)	46,786	348,507
Surge Energy, Inc. (d)	12,100	68,872
Tamarack Valley Energy Ltd.	85,898	243,511
Taseko Mines Ltd. (a) (d)	80,286	172,480
TECSYS, Inc. (d)	172	4,899
TerraVest Industries, Inc. (d)	1,600	70,872
Tidewater Midstream & Infrastructure Ltd. (d)	79,200	49,699
Timbercreek Financial Corp.	21,651	123,556
Topaz Energy Corp.	7,015	115,488
Torex Gold Resources, Inc. (a)	22,294	328,185
Total Energy Services, Inc. (d)	11,886	89,328
TransAlta Corp.	61,878	396,973
Transat AT, Inc. (a)	3,600	10,179
Transcontinental, Inc. - Class A (d)	19,220	208,723
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	66,213	202,860
Tricon Residential, Inc.	63,428	707,071
Triple Flag Precious Metals Corp.	3,866	55,861
Trisura Group Ltd. (a)	10,823	332,788
Vecima Networks, Inc.	2,500	36,728
Vermilion Energy, Inc. (d)	40,554	504,230
VersaBank	3,000	31,729
Vitalhub Corp. (a)	5,716	25,404
Wajax Corp.	7,185	173,770

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Well Health Technologies Corp. (a) (d)	15,517	$42,042
Wesdome Gold Mines Ltd. (a)	43,307	322,592
Western Forest Products, Inc. (d)	105,262	48,957
Westshore Terminals Investment Corp. (d)	10,951	207,128
Whitecap Resources, Inc. (d)	86,909	657,648
WildBrain Ltd. (a) (d)	28,340	23,224
Winpak Ltd.	8,452	252,958
Yellow Pages Ltd.	3,727	27,129
Zenith Capital Corp. (a) (b) (c)	12,830	1,925

		57,679,547

China—0.2%
AustAsia Group Ltd. (a)	3,254	525
Bund Center Investment Ltd.	107,700	30,310
China Gold International Resources Corp. Ltd.	79,013	503,984
China Sunsine Chemical Holdings Ltd.	70,000	20,483
CITIC Telecom International Holdings Ltd.	438,000	141,643
First Sponsor Group Ltd.	9,490	7,731
Fountain SET Holdings Ltd. (a)	280,000	15,565
Guotai Junan International Holdings Ltd.	806,600	54,643
KRP Development Holdings Ltd.	35,000	3,530
Neo-Neon Holdings Ltd. (a)	322,500	16,622
SITC International Holdings Co. Ltd.	165,000	301,477
Theme International Holdings Ltd. (a)	170,000	13,467
TI Fluid Systems PLC	28,317	51,426

		1,161,406

Colombia—0.0%
Canacol Energy Ltd. (d)	7,932	26,937
Frontera Energy Corp. (a)	10,147	61,951
Gran Tierra Energy, Inc. (a)	11,221	80,271

		169,159

Denmark—2.7%
ALK-Abello AS (a) (d)	35,460	638,254
Alm Brand AS	214,470	408,012
Ambu AS - Class B (a)	29,193	481,931
Bang & Olufsen AS (a)	30,627	41,421
Bavarian Nordic AS (a)	19,123	432,562
Better Collective AS (a) (d)	5,321	142,917
cBrain AS	1,326	73,016
Chemometec AS (d)	3,943	243,632
Columbus AS	20,865	24,267
D/S Norden AS	5,677	231,472
Dfds AS	9,415	273,649
FLSmidth & Co. AS (a)	12,789	639,778
GN Store Nord AS (a)	19,401	515,227
H Lundbeck AS	44,313	213,193
H Lundbeck AS - A Shares	2,530	10,500
H&H International AS - Class B (a)	4,441	44,857
Harboes Bryggeri AS - Class B (a)	1,454	18,362
ISS AS	36,366	663,013
Jeudan AS	2,360	75,532
Jyske Bank AS	11,298	956,198
Matas AS	9,436	160,237
Netcompany Group AS (a)	7,774	322,661

Denmark—(Continued)
Nilfisk Holding AS (a)	3,340	68,487
NKT AS (a)	13,077	1,082,566
NNIT AS (a)	2,656	41,731
North Media AS (a)	679	6,323
NTG Nordic Transport Group AS - Class A (a)	2,118	85,891
Parken Sport & Entertainment AS	2,351	43,355
Per Aarsleff Holding AS	5,304	265,173
Ringkjoebing Landbobank AS	6,894	1,208,205
Rockwool AS - A Shares (a) (d)	216	70,302
Rockwool AS - B Shares (a)	1,116	368,332
Royal Unibrew AS	13,170	870,632
RTX AS (a) (d)	2,486	34,962
Scandinavian Tobacco Group AS - Class A	14,284	256,030
Schouw & Co. AS	3,487	268,404
Solar AS - B Shares	1,534	73,796
SP Group AS	716	22,472
Spar Nord Bank AS	20,052	335,039
Sparekassen Sjaelland-Fyn AS	1,358	41,989
Sydbank AS	16,079	834,094
TCM Group AS (a)	502	3,739
Tivoli AS	844	90,355
Topdanmark AS	11,821	505,911
UIE PLC	6,060	191,140
Vestjysk Bank AS	23,730	16,010
Zealand Pharma AS (a)	8,958	888,662

		14,284,291

Faeroe Islands—0.0%
BankNordik P	1,109	24,547

Finland—2.0%
Aktia Bank OYJ	11,350	122,647
Alma Media OYJ	10,487	111,539
Anora Group OYJ	1,398	8,081
Apetit OYJ	1,205	17,806
Aspo OYJ	7,386	48,436
Atria OYJ	3,290	34,429
Bittium OYJ	8,034	46,978
Cargotec OYJ - B Shares (a)	8,074	562,283
Citycon OYJ (d)	21,486	88,689
Digia OYJ	6,625	36,737
Enento Group OYJ	3,892	72,430
eQ OYJ	382	5,647
F-Secure OYJ	26,373	53,366
Finnair OYJ (a)	39,441	124,739
Fiskars OYJ Abp	6,971	129,054
Harvia OYJ	2,955	122,167
HKScan OYJ - A Shares (a)	6,704	4,947
Huhtamaki OYJ (d)	22,314	934,782
Ilkka OYJ	5,725	20,135
Kamux Corp. (d)	4,328	27,057
Kemira OYJ	27,235	514,581
Kesko OYJ - A Shares	1,003	18,998
Kesko Oyj - B Shares	15,901	296,888
Kojamo OYJ (a)	26,601	315,447
Konecranes OYJ	15,630	810,618

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Lassila & Tikanoja OYJ	6,984	$66,305
Lindex Group OYJ (a)	9,321	32,461
Marimekko OYJ	4,363	58,508
Metsa Board OYJ - Class B	33,424	253,173
Nokian Renkaat OYJ	26,162	246,343
Olvi OYJ - A Shares	4,019	133,531
Oriola OYJ	4,196	5,019
Oriola OYJ - B Shares	32,135	35,200
Orion OYJ - Class A	7,027	262,180
Orion Oyj - Class B	14,294	532,950
Outokumpu OYJ (d)	83,940	364,694
Ponsse OYJ	3,208	81,666
Puuilo OYJ	3,270	34,943
QT Group OYJ (a)	2,738	225,702
Raisio OYJ - V Shares	30,401	67,238
Rapala VMC OYJ (a)	8,902	26,413
Revenio Group OYJ (a)	5,309	145,933
Sanoma OYJ	20,268	148,900
Talenom OYJ (d)	2,085	13,354
Teleste OYJ (a)	2,149	7,372
Terveystalo OYJ	14,772	120,143
TietoEVRY OYJ	21,451	453,829
Tokmanni Group Corp.	13,877	227,265
Vaisala OYJ - A Shares	5,101	208,846
Valmet OYJ (d)	33,362	877,704
Wartsila Oyj Abp	90,963	1,381,796
WithSecure OYJ (a)	26,373	30,274
YIT OYJ	27,133	56,950

		10,627,173

France—4.7%
ABC arbitrage (d)	2,865	11,838
AKWEL SADIR	2,629	41,749
ALD SA	20,207	142,678
Altamir	7,426	196,261
Alten SA	6,873	1,001,832
Arkema SA	3,897	409,922
Assystem SA	1,779	112,855
Atos SE (a) (d)	18,990	38,884
Aubay	803	35,253
Axway Software SA	2,132	60,487
Bastide le Confort Medical (a)	938	14,269
Beneteau SACA	11,313	166,876
Bigben Interactive (a)	4,507	13,590
Boiron SA	1,382	50,124
Bonduelle SCA	4,120	33,382
Catana Group (d)	2,793	14,155
CBo Territoria	2,864	11,463
Cegedim SA (a)	2,295	32,187
CGG SA (a)	189,243	81,893
Cie des Alpes	6,228	90,677
Cie Plastic Omnium SE	15,132	196,952
Clariane SE (d)	19,303	30,674
Coface SA	31,535	498,227
Derichebourg SA	22,712	107,770
Ekinops SAS (a)	1,670	6,720

France—(Continued)
Electricite de Strasbourg SA	329	40,630
Elior Group SA (a) (d)	29,385	78,408
Elis SA	50,853	1,154,815
Equasens	582	32,200
Eramet SA (d)	2,619	198,970
Esso SA Francaise	753	101,745
Etablissements Maurel et Prom SA	12,067	73,056
Eurazeo SE	9,383	821,943
Eutelsat Communications SACA (a) (d)	44,681	194,794
Exel Industries SA - A Shares	618	37,203
Fnac Darty SA (d)	3,176	99,378
Foraco International SA (a)	17,535	37,153
Forvia SE (a)	34,097	516,609
Gaztransport Et Technigaz SA	7,574	1,132,860
GEA (d)	165	17,356
GL Events SACA	2,648	54,503
Groupe Crit SA	1,062	82,258
Guerbet (d)	1,201	42,534
Guillemot Corp.	770	4,028
Haulotte Group SA (a)	5,337	13,700
ID Logistics Group SACA (a)	796	303,575
Imerys SA	7,588	258,363
Infotel SA	342	17,340
Interparfums SA	742	41,760
IPSOS SA	12,147	856,049
Jacquet Metals SACA	2,954	58,703
JCDecaux SE (a)	13,978	271,360
Kaufman & Broad SA	3,970	115,620
La Francaise De L’energie SACA (a)	252	9,457
La Francaise des Jeux SAEM	11,811	481,413
Laurent-Perrier	1,255	163,174
Lectra	1,389	48,478
LISI SA	1,686	43,018
LNA Sante SA	1,534	33,847
Lumibird (a) (d)	562	7,957
Maisons du Monde SA	7,475	34,967
Manitou BF SA	3,242	88,607
Mersen SA	6,204	243,749
Metropole Television SA	6,596	98,326
Nacon SA (a)	2,928	4,043
Neoen SA	9,906	280,349
Nexans SA	6,484	676,974
Nexity SA (d)	9,433	96,387
NRJ Group	9,690	82,170
Oeneo SA (d)	2,122	23,576
Plastiques Du Val De Loire (a)	1,576	4,727
Prodways Group SA (a)	657	528
Quadient SA	9,003	185,077
Recylex SA (a) (b) (c)	3,335	0
Rexel SA	46,344	1,250,654
Robertet SA (d)	19	16,356
Rubis SCA	22,814	805,445
Samse SACA	107	21,298
Savencia SA	1,728	95,444
SCOR SE	40,311	1,394,765
SEB SA	4,310	552,747
Seche Environnement SACA	1,198	146,294

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
SMCP SA (a)	1,230	$3,090
Societe BIC SA	5,989	427,693
Societe LDC SADIR	280	41,077
SOITEC (a)	3,326	343,964
Sopra Steria Group	4,352	1,052,928
SPIE SA	31,212	1,171,899
Stef SA	1,051	154,651
Sword Group	1,364	55,379
Synergie SE	3,366	115,814
Technip Energies NV	30,538	773,132
Teleperformance SE	1,206	116,945
Television Francaise 1 SA	9,749	89,033
Thermador Groupe (d)	1,800	171,472
Tikehau Capital SCA	7,508	164,839
Totalenergies EP Gabon (a)	324	58,655
Trigano SA	2,311	406,258
Ubisoft Entertainment SA (a)	18,776	395,371
Valeo SE	49,990	624,552
Vallourec SACA (a)	36,022	667,551
Vantiva SA (a) (d)	29,526	4,465
Verallia SA	15,618	606,956
Vetoquinol SA	376	40,357
Vicat SACA	4,477	176,538
VIEL & Cie SA	4,205	39,918
Virbac SACA	388	144,746
Voltalia SA (a)	1,924	13,607
Vranken-Pommery Monopole SA	958	16,330
Wavestone	1,238	74,899

		24,899,577

Georgia—0.2%
Bank of Georgia Group PLC	13,336	851,035

Germany—5.8%
1&1 AG	13,083	226,089
7C Solarparken AG (d)	12,415	41,659
Adesso SE	561	66,094
Adtran Networks SE (a)	908	19,554
AIXTRON SE	1,553	41,050
All for One Group SE	498	31,275
Allgeier SE	2,942	63,635
Amadeus Fire AG	1,153	149,501
Aroundtown SA (a)(d)	121,547	256,307
Atoss Software AG	1,110	328,063
Aurubis AG	9,219	648,235
Auto1 Group SE (a)	9,285	43,908
Basler AG	3,660	42,628
BayWa AG (d)	4,695	130,211
Bechtle AG	19,131	1,010,936
Bertrandt AG	1,942	95,632
Bijou Brigitte AG	1,351	55,534
Bilfinger SE	9,061	423,233
Borussia Dortmund GmbH & Co. KGaA (a) (d)	26,685	96,435
BRANICKS Group AG (a) (d)	13,461	20,648
CANCOM SE	10,426	310,899
Ceconomy AG (a)	47,148	94,663
Security Description	Shares	Value

Germany—(Continued)
CENIT AG	3,413	$46,212
Cewe Stiftung & Co. KGaA	1,828	202,742
CompuGroup Medical SE & Co. KGaA	7,186	221,110
CTS Eventim AG & Co. KGaA	13,878	1,234,389
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	5,539
Dermapharm Holding SE	3,957	139,354
Deutsche Beteiligungs AG (d)	4,577	127,186
Deutsche Pfandbriefbank AG (d)	43,005	229,339
Deutz AG	26,653	169,237
Dr Hoenle AG (a) (d)	2,084	43,392
Draegerwerk AG & Co. KGaA	1,062	51,904
Duerr AG	15,842	366,085
DWS Group GmbH & Co. KGaA	5,057	222,453
Eckert & Ziegler SE	3,953	159,761
Elmos Semiconductor SE (d)	1,709	136,257
ElringKlinger AG (d)	8,918	58,447
Encavis AG (a)	28,569	519,543
Energiekontor AG (d)	1,621	112,084
EuroEyes International Eye Clinic Ltd. - Class C	10,000	5,929
Evotec SE (a)	5,019	78,356
Fielmann Group AG	6,684	306,907
flatexDEGIRO AG (a)	11,582	129,905
FORTEC Elektronik AG	253	6,768
Fraport AG Frankfurt Airport Services Worldwide (a)	8,815	464,668
Freenet AG	33,937	954,922
Friedrich Vorwerk Group SE	938	15,825
FUCHS SE	8,457	332,130
GEA Group AG	29,728	1,256,892
Gerresheimer AG	9,767	1,099,972
Gesco SE	2,953	55,598
GFT Technologies SE	5,130	149,411
Grand City Properties SA (a)	31,748	363,069
Grenke AG (d)	1,610	42,027
H&R GmbH & Co. KGaA	4,195	21,996
Hamburger Hafen und Logistik AG (a)	8,624	154,498
Hawesko Holding SE	223	6,976
Heidelberger Druckmaschinen AG (a) (d)	84,200	94,485
HelloFresh SE (a)	30,689	218,191
Hensoldt AG (d)	10,012	468,771
HOCHTIEF AG	5,762	669,519
Hornbach Holding AG & Co. KGaA	2,658	213,611
HUGO BOSS AG	18,161	1,070,242
Indus Holding AG	4,083	116,961
Init Innovation in Traffic Systems SE	1,794	70,643
Instone Real Estate Group SE	9,568	92,195
IVU Traffic Technologies AG	1,432	24,533
Jenoptik AG	16,935	526,199
JOST Werke SE	2,840	145,846
K&S AG (d)	39,216	611,686
KION Group AG	13,725	722,347
Knaus Tabbert AG	160	7,680
Koenig & Bauer AG (a)	4,373	58,969
Krones AG	4,349	575,738
KSB SE & Co. KGaA	82	59,694
KWS Saat SE & Co. KGaA (d)	3,539	189,187
Lanxess AG	22,664	606,636
LEG Immobilien SE (a)	15,200	1,304,781

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Leifheit AG	2,964	$47,322
Manz AG (a) (d)	1,272	13,777
Medigene AG (a) (d)	2,446	5,565
Medios AG (a)	702	12,404
METRO AG (d)	25,342	137,931
MLP SE	22,156	134,084
Mutares SE & Co. KGaA (d)	1,486	59,151
Nagarro SE (a) (d)	2,942	253,141
New Work SE	895	65,076
Nexus AG	254	15,428
Nordex SE (a)	1,282	16,815
Norma Group SE	10,153	188,721
OHB SE (a)	1,607	75,938
Patrizia SE	15,140	140,822
Pfeiffer Vacuum Technology AG	269	45,275
PNE AG	5,362	77,505
ProSiebenSat.1 Media SE (d)	44,354	311,639
PSI Software SE (d)	1,476	36,624
Puma SE	3,146	142,606
PVA TePla AG (a)	3,712	75,250
PWO AG	822	26,957
q.beyond AG (a)	24,973	15,356
R Stahl AG (a)	1,594	39,210
Rational AG	143	123,244
SAF-Holland SE	9,928	202,343
Salzgitter AG	8,260	215,668
Scout24 SE	599	45,148
Secunet Security Networks AG (d)	391	67,647
SGL Carbon SE (a) (d)	8,945	67,110
Siltronic AG (d)	4,688	415,742
Sirius Real Estate Ltd.	241,184	298,174
Sixt SE (d)	4,289	427,745
SMA Solar Technology AG (a)	2,279	131,523
Softwareone Holding AG	16,598	305,837
Stabilus SE	6,982	444,282
STRATEC SE (d)	1,280	55,505
Stroeer SE & Co. KGaA	8,363	508,603
Suedzucker AG	18,380	263,509
SUESS MicroTec SE	6,216	245,110
Surteco Group SE	2,209	33,609
Synlab AG (a) (d)	2,964	31,832
TAG Immobilien AG (a)	52,366	716,086
Takkt AG	10,211	147,379
TeamViewer SE (a)	34,398	512,269
Technotrans SE (d)	2,191	42,781
thyssenkrupp AG	116,223	623,681
TUI AG (a)	7,282	59,942
United Internet AG	12,843	289,034
Verbio SE (d)	6,241	141,685
Vossloh AG	3,146	155,119
Wacker Chemie AG (d)	2,017	227,518
Wacker Neuson SE	8,944	165,583
Washtec AG (d)	3,673	156,344
Westwing Group SE (a) (d)	1,155	9,841
Wuestenrot & Wuerttembergische AG	4,932	70,871
Zeal Network SE	1,619	60,259

		30,732,606

Ghana—0.0%
Tullow Oil PLC (a) (d)	415,488	163,417

Greece—0.0%
Okeanis Eco Tankers Corp. (a) (d)	1,944	57,672

Greenland—0.0%
GronlandsBANKEN AS	140	13,178

Guernsey, Channel Islands—0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0

Hong Kong—1.7%
Aceso Life Science Group Ltd. (a)	1,001,000	17,982
Aeon Credit Service Asia Co. Ltd.	44,000	31,141
Allied Group Ltd.	382,000	78,090
APAC Resources Ltd.	94,156	11,549
Apollo Future Mobility Group Ltd. (a)	17,400	1,111
Applied Development Holdings Ltd. (a)	150,000	1,169
Asia Financial Holdings Ltd.	88,000	38,002
Asia Standard International Group Ltd. (a)	296,000	14,749
ASMPT Ltd.	62,100	781,560
Associated International Hotels Ltd.	14,000	9,480
Bank of East Asia Ltd.	103,823	123,693
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
BOCOM International Holdings Co. Ltd. (a)	117,000	4,192
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Build King Holdings Ltd.	160,000	23,728
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
C-Mer Eye Care Holdings Ltd. (a)	74,000	26,800
Cadeler AS (a)	3,200	15,635
Cafe de Coral Holdings Ltd.	94,000	96,283
Century City International Holdings Ltd. (a)	616,000	18,413
Chen Hsong Holdings	150,000	25,851
Cheuk Nang Holdings Ltd.	108,566	22,193
Chevalier International Holdings Ltd.	75,139	40,128
China Best Group Holding Ltd. (a)	63,000	1,191
China Energy Development Holdings Ltd. (a)	3,376,000	35,738
China Motor Bus Co. Ltd.	4,800	34,620
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	30,422
Chinese Estates Holdings Ltd. (a)	151,000	19,506
Chinney Investments Ltd.	8,000	756
Chow Sang Sang Holdings International Ltd.	94,000	99,687
Chuang’s China Investments Ltd. (a)	511,500	7,515
Chuang’s Consortium International Ltd. (a)	382,357	20,029
CK Life Sciences International Holdings, Inc.	304,000	13,004
CNT Group Ltd.	246,000	9,900
Convenience Retail Asia Ltd.	36,000	2,806
Convoy, Inc. (a) (b) (c)	1,314,000	5,255
Cowell e Holdings, Inc. (a)	39,000	93,330
Crystal International Group Ltd.	29,500	12,061
CSC Holdings Ltd. (a)	4,927,500	16,994
CSI Properties Ltd.	2,274,023	27,524
Dah Sing Banking Group Ltd.	112,271	79,899
Dah Sing Financial Holdings Ltd.	41,460	95,328
Dickson Concepts International Ltd.	87,500	54,554

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
DMX Technologies Group Ltd. (a) (b) (c)	186,000	$0
Dynamic Holdings Ltd.	20,000	18,640
Eagle Nice International Holdings Ltd.	80,000	47,426
EC Healthcare	59,000	9,894
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,408
Emperor International Holdings Ltd.	529,250	25,216
Emperor Watch & Jewellery Ltd.	1,520,000	34,585
ENM Holdings Ltd. (a)	412,000	15,002
Esprit Holdings Ltd. (a)	504,275	7,349
Fairwood Holdings Ltd.	26,500	27,311
Far East Consortium International Ltd.	360,687	47,054
First Pacific Co. Ltd.	542,000	272,594
Fosun Tourism Group (a)	14,400	6,561
G-Resources Group Ltd.	123,180	37,986
Genting Hong Kong, Ltd. (a) (b) (c)	327,000	0
Get Nice Financial Group Ltd.	104,000	8,370
Giordano International Ltd.	322,000	84,824
Glorious Sun Enterprises Ltd.	393,000	42,189
Gold Fin Holdings (a)(b)(c)	214,000	0
Gold Peak Technology Group Ltd. (a)	277,714	19,870
Golden Resources Development International Ltd.	264,000	13,994
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Company Ltd. (a)	82,000	3,195
Great Eagle Holdings Ltd.	49,491	69,475
Guoco Group Ltd.	1,000	11,388
Hang Lung Group Ltd.	176,000	202,638
Hanison Construction Holdings Ltd.	148,009	11,535
Harbour Centre Development Ltd. (a)	88,000	66,898
HK Electric Investments & HK Electric Investments Ltd.	99,500	62,166
HKBN Ltd.	167,500	62,705
HKR International Ltd.	343,680	54,745
Hon Kwok Land Investment Co. Ltd.	140,000	25,047
Hong Kong Ferry Holdings Co. Ltd.	39,000	22,331
Hong Kong Technology Venture Co. Ltd. (a)	96,000	19,986
Hongkong & Shanghai Hotels Ltd. (a)	95,902	72,956
Hongkong Chinese Ltd. (a)	510,000	19,606
Hsin Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	37,016
Hutchison Port Holdings Trust	1,123,200	141,568
Hutchison Telecommunications Hong Kong Holdings Ltd.	366,000	47,245
Hysan Development Co. Ltd.	139,000	224,145
Imagi International Holdings Ltd. (a)	18,112	822
International Housewares Retail Co. Ltd.	105,000	17,970
IPE Group Ltd. (a)	285,000	15,658
ITC Properties Group Ltd. (a)	182,746	11,643
Jacobson Pharma Corp. Ltd.	90,000	6,786
Johnson Electric Holdings Ltd.	90,191	124,995
K Wah International Holdings Ltd.	172,000	39,381
Kader Holdings Co. Ltd. (a)	104,000	3,654
Karrie International Holdings Ltd.	140,000	8,767
Keck Seng Investments Hong Kong Ltd.	72,000	23,654
Kerry Logistics Network Ltd.	88,500	96,344
Kerry Properties Ltd.	127,000	232,691
Kingmaker Footwear Holdings Ltd.	102,000	8,862
Kowloon Development Co. Ltd.	124,000	76,285
Lai Sun Development Co. Ltd. (a)	111,919	8,718
Lai Sun Garment International Ltd. (a)	194,634	16,164
Lam Soon Hong Kong Ltd.	15,000	17,632
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	207,000	15,091
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Lippo China Resources Ltd. (a)	210,600	28,266
Lippo Ltd. (a)	122,000	13,093
Liu Chong Hing Investment Ltd.	78,000	48,034
Luk Fook Holdings International Ltd.	81,000	222,130
Lung Kee Bermuda Holdings	90,000	13,567
Magnificent Hotel Investment Ltd. (a)	1,310,000	12,386
Man Wah Holdings Ltd. (d)	240,800	169,675
Mandarin Oriental International Ltd.	67,000	102,452
Matrix Holdings Ltd.	36,000	3,634
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	178,010	22,305
Miramar Hotel & Investment	51,000	65,068
Modern Dental Group Ltd.	79,000	41,433
Nameson Holdings Ltd.	130,000	8,802
National Electronics Holdings	182,600	14,464
New World Development Co. Ltd.	167,000	176,249
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd.	47,000	29,730
NWS Holdings Ltd.	279,000	231,860
Oriental Watch Holdings	96,484	44,147
Oshidori International Holdings Ltd. (a)	1,068,000	25,920
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd.	1,125,000	325,151
Pacific Century Premium Developments Ltd. (a)	49,788	1,201
Pacific Textiles Holdings Ltd.	266,000	42,855
Paliburg Holdings Ltd. (a)	208,000	22,054
Paradise Entertainment Ltd. (a)	48,000	5,335
PC Partner Group Ltd.	54,000	20,080
PCCW Ltd. (d)	576,582	285,231
Perfect Medical Health Management Ltd.	108,000	44,180
Pico Far East Holdings Ltd.	252,000	53,443
Playmates Holdings Ltd.	460,000	34,088
PT International Development Co. Ltd. (a)	279,000	2,139
Public Financial Holdings Ltd.	166,000	26,301
Realord Group Holdings Ltd. (a)	20,000	13,952
Regal Hotels International Holdings Ltd. (a)	126,000	42,020
Regina Miracle International Holdings Ltd.	71,000	17,961
Samson Holding Ltd.	146,000	2,686
SAS Dragon Holdings Ltd.	140,000	61,710
SEA Holdings Ltd.	63,896	14,286
Shangri-La Asia Ltd. (a)	234,000	146,622
Shun Ho Property Investments Ltd. (a)	21,615	2,403
Shun Tak Holdings Ltd. (a)	379,500	36,400
Singamas Container Holdings Ltd.	506,000	36,236
SmarTone Telecommunications Holdings Ltd.	107,888	52,820
Soundwill Holdings Ltd.	41,500	36,962
South China Holdings Co. Ltd. (a)	1,240,000	7,763
Stella International Holdings Ltd.	141,000	224,828
Sun Hung Kai & Co. Ltd.	153,440	47,102
SUNeVision Holdings Ltd.	176,000	57,338
TAI Cheung Holdings Ltd.	192,000	77,197
Tan Chong International Ltd.	63,000	10,464
Tao Heung Holdings Ltd.	204,000	19,052

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Television Broadcasts Ltd. (a)	97,700	$38,436
Texwinca Holdings Ltd.	236,000	22,032
Tradelink Electronic Commerce Ltd.	256,000	29,765
Transport International Holdings Ltd.	65,760	75,636
United Laboratories International Holdings Ltd.	229,000	262,038
Up Energy Development Group Ltd. (a) (b) (c)	92,000	0
Upbest Group Ltd.	16,000	1,349
Value Partners Group Ltd.	215,000	49,244
Valuetronics Holdings Ltd.	89,790	38,245
Vedan International Holdings Ltd.	296,000	17,775
Vitasoy International Holdings Ltd. (d)	162,000	139,071
VPower Group International Holdings Ltd. (a)	53,251	1,803
VSTECS Holdings Ltd.	169,200	90,538
VTech Holdings Ltd.	42,200	255,924
Wai Kee Holdings Ltd. (a)	54,000	6,277
Wang On Group Ltd.	2,200,000	9,226
Wealthink AI-Innovation Capital Ltd. (a)	284,000	4,862
Wing On Co. International Ltd.	46,000	70,405
Wing Tai Properties Ltd.	176,000	49,021
Xinyi Glass Holdings Ltd.	64,000	68,092
Yue Yuen Industrial Holdings Ltd.	164,000	232,782
Yunfeng Financial Group Ltd. (a)	34,000	3,262
Zhaobangji Lifestyle Holdings Ltd. (a)	184,000	4,279

		9,159,040

Ireland—0.5%
Bank of Ireland Group PLC	61,352	626,095
C&C Group PLC (d)	120,783	249,367
Cairn Homes PLC	112,947	194,472
COSMO Pharmaceuticals NV (d)	1,257	99,382
Dalata Hotel Group PLC	23,703	115,309
FBD Holdings PLC	9,980	142,191
Glanbia PLC	36,185	713,450
Glenveagh Properties PLC (a)	61,605	83,213
Greencore Group PLC (a)	159,206	239,731
Hostelworld Group PLC (a)	8,529	16,792
Irish Continental Group PLC	22,005	115,155
Permanent TSB Group Holdings PLC (a)	15,086	22,326

		2,617,483

Isle of Man—0.0%
Strix Group PLC	40,073	34,712

Israel—1.2%
Abra Information Technologies Ltd. (a)	9,179	7,212
Adgar Investment & Development Ltd. (a)	11,788	16,113
Afcon Holdings Ltd. (a)	771	20,385
AFI Properties Ltd. (a)	3,584	164,978
Africa Israel Residences Ltd.	880	58,752
Airport City Ltd. (a)	1	8
Allot Ltd. (a)	10,216	22,646
Alrov Properties & Lodgings Ltd.	1,801	75,526
Arad Ltd.	2,224	31,499
Ashdod Refinery Ltd.	2,185	52,019
AudioCodes Ltd.	8,025	104,641
Aura Investments Ltd.	14,028	59,093
Avgol Industries 1953 Ltd. (a)	27,883	10,537
Azorim-Investment Development & Construction Co. Ltd. (a)	23,193	119,140
Bet Shemesh Engines Holdings 1997 Ltd.	2,139	85,739
Blue Square Real Estate Ltd.	1,325	91,386
Carasso Motors Ltd.	5,984	28,723
Cellcom Israel Ltd. (a)	24,928	107,040
Ceragon Networks Ltd. (a)	14,799	47,357
Clal Insurance Enterprises Holdings Ltd. (a)	10,582	194,863
Compugen Ltd. (a)	1,588	4,099
Danel Adir Yeoshua Ltd.	1,759	150,404
Delek Automotive Systems Ltd.	4,372	26,610
Delta Galil Ltd.	3,185	140,075
Dor Alon Energy in Israel 1988 Ltd.	1,540	32,286
Electra Consumer Products 1970 Ltd.	1,793	40,717
Electra Real Estate Ltd.	6,750	72,073
Equital Ltd. (a)	5,416	172,621
FMS Enterprises Migun Ltd.	1,295	54,876
Formula Systems 1985 Ltd.	2,715	217,444
Fox Wizel Ltd.	1,176	109,925
Gilat Satellite Networks Ltd. (a)	9,844	53,654
Globrands Ltd.	93	10,208
Hilan Ltd.	3,895	247,677
IDI Insurance Co. Ltd.	2,662	77,820
IES Holdings Ltd. (a)	569	34,805
Ilex Medical Ltd. (a)	959	16,959
Inrom Construction Industries Ltd.	22,474	71,534
Isracard Ltd.	22,812	93,050
Israel Canada T.R Ltd. (a)	30,064	119,770
Israel Land Development Co. Ltd.	3,950	36,522
Isras Investment Co. Ltd.	541	109,344
Issta Ltd. (a)	1,175	26,318
Kamada Ltd. (a)	7,951	44,978
Kerur Holdings Ltd.	2,088	38,266
Klil Industries Ltd. (a)	315	16,072
Lahav L.R. Real Estate Ltd.	7,734	7,531
Levinstein Properties Ltd.	1,208	20,531
M Yochananof & Sons Ltd.	586	28,210
Magic Software Enterprises Ltd.	5,909	68,149
Malam - Team Ltd.	2,688	45,915
Matrix IT Ltd.	6,643	146,370
Maytronics Ltd.	1	5
Mediterranean Towers Ltd.	28,011	73,054
Mega Or Holdings Ltd.	4,941	131,994
Meitav Investment House Ltd.	10,041	49,077
Menora Mivtachim Holdings Ltd.	3,553	95,473
Migdal Insurance & Financial Holdings Ltd.	56,284	77,833
Mivtach Shamir Holdings Ltd. (a)	1,966	75,925
Mizrahi Tefahot Bank Ltd.	1	34
Naphtha Israel Petroleum Corp. Ltd. (a)	12,347	69,509
Nawi Brothers Ltd.	4,888	37,096
Neto Malinda Trading Ltd. (a)	783	10,724
Neto ME Holdings Ltd. (a)	788	13,303
Next Vision Stabilized Systems Ltd.	6,178	73,518
Nexxen International Ltd. (ADR) (a) (d)	7,429	38,779
Novolog Ltd. (a)	43,939	18,356
Oil Refineries Ltd.	418,554	138,943
One Software Technologies Ltd.	9,000	133,155

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Partner Communications Co. Ltd. (a)	33,663	$146,646
Paz Oil Co. Ltd.	2,185	233,409
Perion Network Ltd. (a)	4,002	90,136
Plasson Industries Ltd.	1,078	45,006
Plus500 Ltd.	25,321	577,208
Prashkovsky Investments & Construction Ltd.	569	14,531
Priortech Ltd. (a)	2,244	97,582
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,198	132,094
Retailors Ltd.	504	12,336
Sano-Brunos Enterprises Ltd.	46	3,872
Scope Metals Group Ltd. (a)	1,844	65,429
Shikun & Binui Ltd. (a)	1	1
Summit Real Estate Holdings Ltd.	8,001	101,429
Suny Cellular Communication Ltd.	16,495	5,082
Tadiran Group Ltd.	855	69,032
Tamar Petroleum Ltd.	1,968	12,836
Tel Aviv Stock Exchange Ltd.	12,781	86,243
Telsys Ltd.	402	27,087
Victory Supermarket Chain Ltd.	589	7,633
YH Dimri Construction & Development Ltd.	1,750	137,588

		6,534,428

Italy—4.4%
A2A SpA	437,754	790,121
ACEA SpA (d)	10,339	183,152
Aeffe SpA (a) (d)	11,359	10,392
Amplifon SpA	12,827	467,738
Anima Holding SpA	57,220	271,620
Aquafil SpA	3,537	11,582
Ariston Holding NV	3,301	18,532
Arnoldo Mondadori Editore SpA	30,273	76,082
Ascopiave SpA	19,908	50,795
Avio SpA (a) (d)	6,077	66,348
Azimut Holding SpA	28,124	764,001
Banca Generali SpA	14,484	575,727
Banca IFIS SpA	7,714	151,153
Banca Mediolanum SpA	17,645	193,915
Banca Monte dei Paschi di Siena SpA (a)	158,203	716,845
Banca Popolare di Sondrio SpA	137,290	1,027,920
Banca Profilo SpA	117,883	27,980
Banca Sistema SpA	13,168	19,148
Banco BPM SpA	204,286	1,359,390
Banco di Desio e della Brianza SpA	20,306	102,305
BFF Bank SpA	20,564	275,100
BPER Banca	248,252	1,172,710
Brembo SpA	35,796	458,402
Brunello Cucinelli SpA	8,242	942,539
Buzzi SpA	25,101	985,720
Cairo Communication SpA	19,722	42,549
Carel Industries SpA	7,731	169,686
Cementir Holding NV	14,671	165,875
CIR SpA-Compagnie Industriali (a)	191,168	110,546
Credito Emiliano SpA	21,036	210,380
d’Amico International Shipping SA	11,515	79,134
Danieli & C Officine Meccaniche SpA (d)	3,431	121,790
De’ Longhi SpA	7,276	251,662
doValue SpA (d)	7,705	17,660
Elica SpA	11,044	23,227
Emak SpA	23,063	28,118
Enav SpA	38,399	160,736
ERG SpA	916	23,001
Esprinet SpA (d)	9,278	53,846
Eurotech SpA (a) (d)	10,078	18,877
Fila SpA	3,057	26,252
FNM SpA	55,327	26,383
Geox SpA (a) (d)	34,378	24,889
Gruppo MutuiOnline SpA	4,757	192,179
Hera SpA	200,555	706,660
IMMSI SpA (d)	51,196	30,378
Intercos SpA	700	10,135
Interpump Group SpA	15,233	742,420
Iren SpA	173,436	354,389
Italgas SpA	120,290	700,784
Italian Sea Group SpA	961	10,431
Italmobiliare SpA	4,207	157,040
Iveco Group NV (a)	40,291	599,858
IVS Group SA	7,886	54,960
Leonardo SpA	75,541	1,897,743
LU-VE SpA	1,991	49,612
Maire Tecnimont SpA	42,334	331,807
MFE-MediaForEurope NV - Class A	36,806	95,473
MFE-MediaForEurope NV - Class B (d)	15,815	54,860
Openjobmetis SpA agenzia per il lavoro	1,209	21,196
OVS SpA (d)	54,328	142,778
Pharmanutra SpA	826	50,780
Piaggio & C SpA (d)	43,925	138,943
Pirelli & C SpA	71,853	439,858
RAI Way SpA	24,727	138,452
Reply SpA	5,783	818,555
Rizzoli Corriere Della Sera Mediagroup SpA	39,016	33,257
Sabaf SpA (a)	3,059	59,006
Safilo Group SpA (a)	12,212	15,836
Salcef Group SpA	457	11,290
Salvatore Ferragamo SpA (d)	10,353	125,902
Sanlorenzo SpA	813	36,970
Saras SpA	169,450	324,935
Sesa SpA (d)	2,065	228,352
Sogefi SpA (a)	24,822	85,543
SOL SpA	8,590	307,212
Spaxs SpA (a) (d)	12,140	63,653
Tamburi Investment Partners SpA	24,878	267,015
Technogym SpA	31,905	316,671
Telecom Italia SpA (a) (d)	1,819,770	440,526
Uni Land SpA (a)(b) (c)	4,937	0
Unieuro SpA	3,192	30,427
Unipol Gruppo SpA	98,029	821,321
UnipolSai Assicurazioni SpA	48,949	141,738
Webuild SpA	70,140	169,602
Zignago Vetro SpA	6,769	96,804

		23,589,179

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—23.9%
&Do Holdings Co. Ltd.	1,400	$11,612
77 Bank Ltd.	13,300	354,368
A&D HOLON Holdings Co. Ltd.	6,000	115,726
Access Co. Ltd. (a)	2,300	26,611
Achilles Corp.	3,700	37,544
Ad-sol Nissin Corp.	1,900	21,123
Adastria Co. Ltd.	6,340	160,609
ADEKA Corp.	20,000	421,754
Adtec Plasma Technology Co. Ltd.	600	6,178
Advan Group Co. Ltd.	5,200	39,553
Advanced Media, Inc. (a)	1,200	12,942
Adventure, Inc.	600	14,526
Aeon Delight Co. Ltd.	5,100	118,340
Aeon Fantasy Co. Ltd.	2,400	37,713
AEON Financial Service Co. Ltd.	12,700	115,767
Aeon Hokkaido Corp.	4,800	29,738
Aeon Kyushu Co. Ltd.	600	12,160
Aeria, Inc.	2,200	5,127
AFC-HD AMS Life Science Co. Ltd.	1,900	11,733
Agro-Kanesho Co. Ltd.	1,000	8,276
Ahresty Corp.	5,200	28,456
Ai Holdings Corp.	9,200	148,050
Aica Kogyo Co. Ltd. (d)	13,000	317,734
Aichi Corp.	9,000	63,770
Aichi Financial Group, Inc.	3,914	68,271
Aichi Steel Corp.	2,700	68,797
Aichi Tokei Denki Co. Ltd.	2,200	35,231
Aida Engineering Ltd.	11,500	67,334
Aiful Corp.	51,900	156,023
Ain Holdings, Inc.	5,700	205,064
Ainavo Holdings Co. Ltd.	1,100	9,446
Aiphone Co. Ltd.	3,000	60,152
Airport Facilities Co. Ltd.	7,500	30,221
Airtrip Corp. (d)	2,500	26,902
Aisan Industry Co. Ltd. (d)	8,700	96,979
AIT Corp.	1,600	19,064
Aizawa Securities Group Co. Ltd.	6,800	53,653
Ajis Co. Ltd.	500	8,338
Akatsuki Corp.	8,100	26,864
Akatsuki, Inc.	2,100	35,146
Akebono Brake Industry Co. Ltd. (a)	17,400	16,591
Akita Bank Ltd.	4,100	56,060
Albis Co. Ltd.	1,600	28,830
Alconix Corp.	6,400	60,749
Alinco, Inc.	4,600	31,502
Alleanza Holdings Co. Ltd.	1,400	9,651
Alpen Co. Ltd.	4,800	63,691
Alpha Corp. (d)	2,200	24,241
AlphaPolis Co. Ltd. (a)	400	5,385
Alps Alpine Co. Ltd. (d)	39,000	306,883
Alps Logistics Co. Ltd.	4,800	88,795
Altech Corp.	4,520	81,826
Amano Corp.	14,400	367,527
Amiyaki Tei Co. Ltd.	1,100	37,833
Amuse, Inc.	2,800	28,330
Amvis Holdings, Inc.	3,700	61,957
Anabuki Kosan, Inc.	800	11,417
Anest Iwata Corp.	9,000	80,210
AnGes, Inc. (a) (d)	13,200	5,671
Anicom Holdings, Inc.	15,600	59,069
Anritsu Corp. (d)	25,500	206,416
AOI Electronics Co. Ltd. (d)	1,100	19,044
AOKI Holdings, Inc.	9,300	68,752
Aoyama Trading Co. Ltd. (d)	10,400	115,004
Aoyama Zaisan Networks Co. Ltd.	2,800	23,784
Aozora Bank Ltd. (d)	11,100	181,353
Apaman Co. Ltd.	2,100	6,763
Arakawa Chemical Industries Ltd.	4,600	35,254
Arata Corp.	7,600	161,620
ARCLANDS Corp.	9,680	113,025
Arcs Co. Ltd. (d)	10,864	224,301
ARE Holdings, Inc. (d)	18,800	238,612
Arealink Co. Ltd.	3,100	55,102
Argo Graphics, Inc.	4,800	134,899
Arisawa Manufacturing Co. Ltd.	9,400	70,030
Artience Co. Ltd.	8,900	172,602
Artiza Networks, Inc.	1,800	7,800
Artnature, Inc.	5,000	25,490
As One Corp. (d)	13,400	233,862
Asahi Broadcasting Group Holdings Corp.	2,400	10,305
Asahi Co. Ltd.	4,500	39,536
Asahi Diamond Industrial Co. Ltd.	11,800	74,666
Asahi Intelligence Service Co. Ltd.	100	928
Asahi Kogyosha Co. Ltd.	4,800	53,202
Asahi Net, Inc.	5,000	21,007
Asahi Printing Co. Ltd.	400	2,381
Asahi Yukizai Corp.	3,900	135,948
Asahipen Corp.	400	4,891
Asanuma Corp. (d)	3,900	102,658
Asax Co. Ltd.	3,200	16,169
Ascentech KK	1,400	5,675
Ashimori Industry Co. Ltd.	1,600	28,445
Asia Pile Holdings Corp.	3,800	20,811
ASKA Pharmaceutical Holdings Co. Ltd.	5,300	77,461
ASKUL Corp.	9,200	134,019
Astena Holdings Co. Ltd.	9,000	28,938
Atsugi Co. Ltd. (a)	6,100	22,357
Aucnet, Inc.	2,700	43,294
Autobacs Seven Co. Ltd. (d)	16,300	170,012
Avant Group Corp.	5,800	49,419
Avantia Co. Ltd.	3,000	17,030
Avex, Inc.	7,600	64,307
Awa Bank Ltd. (d)	8,800	161,660
Axial Retailing, Inc.	17,600	119,320
Axyz Co. Ltd.	500	10,244
AZ-COM MARUWA Holdings, Inc.	7,400	66,301
Bando Chemical Industries Ltd. (d)	7,500	93,184
Bank of Iwate Ltd.	3,700	62,685
Bank of Kochi Ltd.	1,600	11,194
Bank of Nagoya Ltd. (d)	2,500	107,053
Bank of Saga Ltd.	2,600	36,222
Bank of the Ryukyus Ltd. (d)	9,200	72,279
Base Co. Ltd.	600	13,925

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Beauty Garage, Inc.	1,600	$24,189
Belc Co. Ltd.	2,800	128,462
Bell System24 Holdings, Inc.	8,200	84,786
Belluna Co. Ltd. (d)	14,700	59,683
Bengo4.com, Inc. (a) (d)	1,400	30,965
Bic Camera, Inc.	18,000	152,445
BML, Inc.	5,300	102,023
Bookoff Group Holdings Ltd. (d)	3,500	33,427
Bourbon Corp.	2,100	33,553
Br Holdings Corp.	7,400	18,347
BrainPad, Inc.	3,300	29,458
Bull-Dog Sauce Co. Ltd.	1,200	16,413
Bunka Shutter Co. Ltd.	13,200	148,338
Business Brain Showa-Ota, Inc.	2,600	37,023
Business Engineering Corp.	800	19,740
BuySell Technologies Co. Ltd. (d)	400	7,885
C Uyemura & Co. Ltd. (d)	2,500	170,539
CAC Holdings Corp.	3,500	43,231
Canare Electric Co. Ltd.	800	9,087
Canon Electronics, Inc.	5,000	80,985
Careerlink Co. Ltd. (d)	1,000	16,223
Carenet, Inc.	3,600	15,315
Carlit Holdings Co. Ltd.	5,500	38,737
Carta Holdings, Inc.	900	9,325
Casa, Inc.	1,000	5,454
Casio Computer Co. Ltd. (d)	3,800	32,770
Cawachi Ltd.	3,300	57,600
CDS Co. Ltd.	700	7,960
CellSource Co. Ltd. (d)	600	5,898
Celsys, Inc.	6,900	39,906
Central Automotive Products Ltd.	3,000	114,402
Central Glass Co. Ltd. (d)	5,100	96,124
Central Security Patrols Co. Ltd.	2,300	40,140
Central Sports Co. Ltd. (d)	2,400	39,571
Ceres, Inc.	1,600	18,539
Change Holdings, Inc. (d)	5,500	46,699
Charm Care Corp. KK	3,800	41,460
Chiba Kogyo Bank Ltd.	9,300	64,552
Chilled & Frozen Logistics Holdings Co. Ltd.	2,800	57,048
Chino Corp.	2,700	46,841
Chiyoda Co. Ltd.	5,800	33,994
Chiyoda Corp. (a)(d)	38,700	102,681
Chiyoda Integre Co. Ltd.	2,500	45,868
Chofu Seisakusho Co. Ltd.	5,100	72,637
Chori Co. Ltd.	3,000	67,005
Chubu Shiryo Co. Ltd.	6,800	53,276
Chudenko Corp.	6,600	130,995
Chuetsu Pulp & Paper Co. Ltd.	1,900	23,699
Chugai Ro Co. Ltd.	1,400	28,357
Chugin Financial Group, Inc.	32,800	279,145
Chugoku Electric Power Co., Inc. (d)	31,100	233,790
Chugoku Marine Paints Ltd. (d)	9,800	144,376
Chuo Gyorui Co. Ltd.	200	4,118
Chuo Spring Co. Ltd.	4,300	29,815
CI Takiron Corp.	11,000	48,890
Citizen Watch Co. Ltd. (d)	45,800	301,375
CKD Corp. (d)	9,700	194,409
Cleanup Corp.	7,300	37,827
CMK Corp.	12,600	51,508
COLOPL, Inc.	7,200	29,341
Colowide Co. Ltd. (d)	19,300	273,889
Como Co. Ltd. (d)	400	7,684
Computer Engineering & Consulting Ltd.	1,500	15,365
Computer Institute of Japan Ltd.	12,240	47,103
Comture Corp.	5,900	76,850
Core Corp.	2,500	31,057
Corona Corp. (d)	4,400	27,929
Cosel Co. Ltd.	6,800	67,986
Cosmos Initia Co. Ltd.	3,500	21,111
Cota Co. Ltd. (d)	6,020	59,034
CRE, Inc.	2,100	19,767
Create Medic Co. Ltd.	1,800	11,368
Create Restaurants Holdings, Inc. (d)	29,400	200,497
Create SD Holdings Co. Ltd.	5,600	121,860
Creek & River Co. Ltd.	2,700	35,150
Cresco Ltd.	4,000	56,696
Cross Cat Co. Ltd. (d)	1,400	14,639
CTI Engineering Co. Ltd.	2,900	98,522
CTS Co. Ltd.	7,700	40,161
Cube System, Inc.	2,500	18,083
Curves Holdings Co. Ltd.	13,000	68,537
Cybozu, Inc.	5,300	61,442
Dai Nippon Toryo Co. Ltd.	6,000	46,491
Dai-Dan Co. Ltd.	7,800	123,661
Daicel Corp.	19,000	187,593
Daido Kogyo Co. Ltd.	2,000	10,073
Daido Metal Co. Ltd.	10,600	47,027
Daido Steel Co. Ltd. (d)	28,700	332,344
Daihatsu Diesel Manufacturing Co. Ltd.	4,300	41,917
Daihen Corp. (d)	3,700	230,560
Daiho Corp. (d)	1,900	43,302
Daiichi Jitsugyo Co. Ltd.	5,200	72,805
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,000	31,378
Daiichikosho Co. Ltd.	6,700	84,750
Daiken Medical Co. Ltd.	4,400	16,520
Daiki Aluminium Industry Co. Ltd. (d)	7,000	56,707
Daiki Axis Co. Ltd.	1,300	6,497
Daiko Denshi Tsushin Ltd.	1,300	9,233
Daikoku Denki Co. Ltd. (d)	1,800	47,838
Daikokutenbussan Co. Ltd.	1,300	82,910
Daikyonishikawa Corp.	11,600	59,437
Dainichi Co. Ltd.	4,100	19,026
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,300	64,405
Daio Paper Corp. (d)	16,200	125,351
Daiseki Co. Ltd.	10,939	267,040
Daishi Hokuetsu Financial Group, Inc.	9,200	270,304
Daishinku Corp.	7,400	38,734
Daisue Construction Co. Ltd.	2,300	24,541
Daito Bank Ltd.	1,400	7,146
Daito Pharmaceutical Co. Ltd.	4,356	67,229
Daitron Co. Ltd.	2,400	56,236
Daiwa Industries Ltd.	7,700	81,227

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daiwabo Holdings Co. Ltd.	21,400	$358,057
DCM Holdings Co. Ltd.	25,300	244,781
Dear Life Co. Ltd.	7,500	51,906
Delica Foods Holdings Co. Ltd.	600	2,325
DeNA Co. Ltd. (d)	16,800	165,945
Denka Co. Ltd. (d)	13,100	204,124
Densan System Holdings Co. Ltd.	1,700	30,107
Dentsu Soken, Inc.	1,600	52,106
Denyo Co. Ltd.	4,100	63,609
Dexerials Corp. (d)	14,500	632,734
DIC Corp.	14,500	276,866
Digital Arts, Inc.	2,900	83,241
Digital Hearts Holdings Co. Ltd.	2,600	16,434
Digital Holdings, Inc.	2,100	15,215
Digital Information Technologies Corp.	2,100	24,965
Dip Corp.	9,500	173,716
Direct Marketing MiX, Inc.	3,000	6,242
DKK Co. Ltd.	2,600	36,672
DKS Co. Ltd.	2,800	66,182
DMG Mori Co. Ltd. (d)	12,600	332,903
DMW Corp.	700	18,488
Doshisha Co. Ltd.	6,600	90,978
Double Standard, Inc.	1,400	16,988
Doutor Nichires Holdings Co. Ltd.	7,600	103,222
Dowa Holdings Co. Ltd. (d)	6,400	220,860
Drecom Co. Ltd. (a) (d)	2,700	18,497
DTS Corp.	10,700	279,832
Duskin Co. Ltd.	10,900	232,363
DyDo Group Holdings, Inc.	5,400	97,551
E-Guardian, Inc. (d)	1,000	9,131
Eagle Industry Co. Ltd.	6,200	74,795
EAT&HOLDINGS Co. Ltd.	1,400	18,673
Ebara Foods Industry, Inc.	700	13,277
Ebara Jitsugyo Co. Ltd.	3,000	70,617
Ebase Co. Ltd.	4,800	22,959
Eco’s Co. Ltd.	2,100	31,820
EDION Corp. (d)	16,800	168,977
EF-ON, Inc.	6,100	17,663
eGuarantee, Inc.	8,200	97,042
Ehime Bank Ltd.	7,600	56,470
Eidai Co. Ltd.	10,000	19,728
Eiken Chemical Co. Ltd.	7,500	97,506
Eizo Corp.	4,100	139,295
Elan Corp.	8,200	49,699
Elecom Co. Ltd.	11,700	119,980
Elematec Corp.	4,700	59,400
EM Systems Co. Ltd.	3,500	16,457
en Japan, Inc.	8,300	145,950
Endo Lighting Corp.	2,600	25,985
Enplas Corp. (d)	1,400	67,423
Entrust, Inc.	1,500	8,595
eRex Co. Ltd. (a)(d)	8,000	36,572
ES-Con Japan Ltd.	6,700	44,967
Eslead Corp.	2,000	45,824
ESPEC Corp. (d)	5,000	99,313
Exedy Corp. (d)	7,700	154,292
EXEO Group, Inc. (d)	31,400	332,634
Ezaki Glico Co. Ltd.	12,600	351,251
F&M Co. Ltd.	1,600	21,762
F-Tech, Inc. (d)	6,000	29,786
FALCO HOLDIN GS Co. Ltd.	2,300	35,421
Fancl Corp.	10,600	140,883
FCC Co. Ltd.	9,200	133,951
FDK Corp. (a)	3,600	17,663
Feed One Co. Ltd.	6,376	40,853
Ferrotec Holdings Corp.	11,700	227,472
Fibergate, Inc.	1,800	13,654
FIDEA Holdings Co. Ltd.	5,050	53,027
Financial Partners Group Co. Ltd.	8,200	115,328
FINDEX, Inc.	3,900	28,888
First Bank of Toyama Ltd.	10,700	67,341
First Brothers Co. Ltd. (d)	900	7,601
First Juken Co. Ltd.	1,600	12,480
First-Corp., Inc.	1,600	8,862
Fixstars Corp.	4,100	62,220
FJ Next Holdings Co. Ltd.	3,800	34,670
Focus Systems Corp.	2,900	24,838
Food & Life Cos. Ltd.	21,600	414,059
Forval Corp.	1,900	15,990
Foster Electric Co. Ltd.	5,600	45,544
FP Corp.	3,600	65,330
France Bed Holdings Co. Ltd. (d)	7,900	66,480
FreakOut Holdings, Inc. (a)	800	4,146
Freebit Co. Ltd.	2,100	21,332
Freund Corp.	2,400	13,047
FTGroup Co. Ltd.	1,500	12,199
Fudo Tetra Corp.	4,130	55,856
Fuji Corp.	18,800	319,209
Fuji Corp. Ltd. (d)	8,600	42,605
Fuji Kyuko Co. Ltd. (d)	5,300	136,950
Fuji Oil Co. Ltd.	16,800	52,213
Fuji Oil Holdings, Inc.	10,600	166,042
Fuji Pharma Co. Ltd.	4,600	49,510
Fuji Seal International, Inc.	11,100	145,559
Fujibo Holdings, Inc. (d)	2,800	80,931
Fujicco Co. Ltd.	5,700	71,457
Fujikura Composites, Inc.	3,700	34,364
Fujikura Kasei Co. Ltd.	9,500	29,789
Fujikura Ltd.	24,700	365,159
Fujimi, Inc.	9,900	227,129
Fujimori Kogyo Co. Ltd. (d)	4,400	124,297
Fujisash Co. Ltd.	24,500	15,212
Fujishoji Co. Ltd.	1,300	11,613
Fujita Kanko, Inc. (a)	400	19,255
Fujitsu General Ltd. (d)	5,800	71,785
Fujiya Co. Ltd.	3,300	54,381
FuKoKu Co. Ltd.	4,000	48,966
Fukuda Corp.	1,700	63,084
Fukuda Denshi Co. Ltd.	4,200	191,787
Fukui Bank Ltd. (d)	5,400	69,267
Fukui Computer Holdings, Inc.	2,700	46,085
Fukushima Bank Ltd.	11,200	22,981
Fukushima Galilei Co. Ltd.	3,800	149,431

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fukuyama Transporting Co. Ltd.	3,200	$75,724
FULLCAST Holdings Co. Ltd.	5,400	51,541
Funai Soken Holdings, Inc.	10,370	170,357
Furukawa Battery Co. Ltd.	5,000	33,458
Furukawa Co. Ltd.	6,400	76,691
Furukawa Electric Co. Ltd. (d)	16,000	337,604
Furuno Electric Co. Ltd.	6,900	111,676
Furuya Metal Co. Ltd.	1,100	81,579
Furyu Corp.	4,300	35,875
Fuso Chemical Co. Ltd. (d)	4,600	140,007
Fuso Pharmaceutical Industries Ltd.	2,600	37,520
Futaba Corp.	10,200	34,909
Futaba Industrial Co. Ltd.	13,900	108,310
Future Corp.	11,200	123,350
Fuyo General Lease Co. Ltd.	1,500	133,345
G-7 Holdings, Inc.	5,800	54,933
G-Tekt Corp.	6,500	91,011
Gakken Holdings Co. Ltd.	6,400	39,287
Gakkyusha Co. Ltd.	2,800	38,987
Gecoss Corp.	4,600	34,897
Genki Sushi Co. Ltd.	3,200	67,155
Genky DrugStores Co. Ltd.	2,400	103,479
Geo Holdings Corp. (d)	6,000	75,188
Gift Holdings, Inc.	1,600	37,159
GL Sciences, Inc.	1,300	23,324
GLOBERIDE, Inc.	5,200	69,123
Glory Ltd. (d)	10,000	188,638
GMO Financial Gate, Inc.	400	23,490
GMO Financial Holdings, Inc.	8,000	41,666
GMO GlobalSign Holdings KK	1,000	19,784
GMO internet group, Inc.	7,300	132,176
GNI Group Ltd. (a)	4,900	97,802
Godo Steel Ltd. (d)	2,300	87,075
Goldcrest Co. Ltd.	3,830	64,190
Golf Digest Online, Inc.	900	3,620
Grandy House Corp. (d)	3,600	14,325
gremz, Inc.	900	12,784
GS Yuasa Corp.	15,900	330,637
GSI Creos Corp.	2,800	43,948
Gun-Ei Chemical Industry Co. Ltd.	1,800	44,797
GungHo Online Entertainment, Inc.	10,500	167,966
Gunma Bank Ltd. (d)	79,600	451,049
Gunze Ltd.	3,700	132,603
H-One Co. Ltd.	6,000	27,507
H.U. Group Holdings, Inc. (d)	14,400	234,434
H2O Retailing Corp.	22,000	281,214
HABA Laboratories, Inc.	700	9,604
Hagihara Industries, Inc.	4,000	43,269
Hagiwara Electric Holdings Co. Ltd. - Class C	2,400	70,580
Hakudo Co. Ltd. (d)	2,400	39,871
Hakuto Co. Ltd. (d)	2,500	92,186
Halows Co. Ltd.	2,100	61,940
Hamakyorex Co. Ltd.	4,600	116,685
Hamee Corp.	1,800	15,270
Handsman Co. Ltd.	800	5,236
Hanwa Co. Ltd.	7,600	296,697
Happinet Corp. (d)	4,100	82,350
Hard Off Corp. Co. Ltd.	3,700	41,156
Harima Chemicals Group, Inc.	4,300	26,280
Harmonic Drive Systems, Inc.	1,200	32,034
Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,559
Hazama Ando Corp.	42,990	334,856
Heiwa Corp.	13,500	176,672
Heiwa Real Estate Co. Ltd.	5,700	149,510
Heiwado Co. Ltd.	7,500	100,326
Hennge KK (a)	600	4,822
HI-LEX Corp.	5,500	61,925
Hibiya Engineering Ltd. (d)	4,500	87,772
Hiday Hidaka Corp.	500	8,842
Himaraya Co. Ltd.	2,600	15,701
Hino Motors Ltd. (a)	19,200	64,270
Hioki EE Corp.	2,600	122,972
Hirakawa Hewtech Corp. (d)	2,000	17,825
Hirano Tecseed Co. Ltd.	1,300	17,882
Hirata Corp.	1,000	51,625
Hirogin Holdings, Inc. (d)	61,700	442,607
Hirose Tusyo, Inc.	300	6,441
Hiroshima Electric Railway Co. Ltd. (d)	1,500	7,705
Hiroshima Gas Co. Ltd.	7,000	17,697
Hisaka Works Ltd.	5,500	36,990
Hisamitsu Pharmaceutical Co., Inc.	300	7,761
Hitachi Zosen Corp. (d)	41,300	360,593
Hito Communications Holdings, Inc.	1,700	13,045
Hochiki Corp.	4,600	65,927
Hodogaya Chemical Co. Ltd.	1,800	42,590
Hogy Medical Co. Ltd. (d)	3,700	91,058
Hokkaido Electric Power Co., Inc.	46,200	252,206
Hokkaido Gas Co. Ltd.	3,900	65,173
Hokkan Holdings Ltd.	3,300	40,805
Hokko Chemical Industry Co. Ltd.	4,800	39,670
Hokkoku Financial Holdings, Inc. (d)	4,400	144,873
Hokuetsu Corp. (d)	27,800	341,176
Hokuetsu Industries Co. Ltd. (d)	5,900	77,212
Hokuhoku Financial Group, Inc. (d)	25,600	324,082
Hokuriku Electric Industry Co. Ltd.	2,800	25,703
Hokuriku Electric Power Co. (d)	42,800	227,245
Hokuriku Electrical Construction Co. Ltd.	3,600	29,999
Hokuriku Gas Co. Ltd. (d)	1,000	22,750
Hokuto Corp.	6,300	76,154
Honeys Holdings Co. Ltd.	4,630	52,942
Honma Golf Ltd.	27,000	11,196
Hoosiers Holdings Co. Ltd.	8,000	58,059
Hoshi Iryo-Sanki Co. Ltd.	300	10,283
Hosiden Corp.	11,800	150,203
Hosokawa Micron Corp.	3,600	113,132
Hotland Co. Ltd.	3,200	42,039
House Foods Group, Inc.	2,400	48,805
Howa Machinery Ltd.	4,400	23,784
HS Holdings Co. Ltd.	5,000	33,140
Hyakugo Bank Ltd.	49,600	209,999
Hyakujushi Bank Ltd. (d)	5,800	111,785
I’ll, Inc.	900	17,963
I’rom Group Co. Ltd.	2,700	33,775

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
i-mobile Co. Ltd.	5,400	$14,383
I-NE Co. Ltd.	800	9,636
I-Net Corp.	3,520	53,113
I-PEX, Inc.	3,100	37,305
IBJ, Inc.	4,900	17,515
Ichiken Co. Ltd.	1,800	29,733
Ichikoh Industries Ltd.	9,000	32,456
Ichimasa Kamaboko Co. Ltd.	1,100	5,457
Ichinen Holdings Co. Ltd.	5,200	60,215
Ichiyoshi Securities Co. Ltd.	10,100	55,630
Icom, Inc.	2,000	44,985
ID Holdings Corp.	3,899	39,017
Idec Corp.	7,500	132,389
IDOM, Inc.	17,200	118,794
Iino Kaiun Kaisha Ltd. (d)	16,900	140,784
Imagica Group, Inc.	4,500	20,123
Imasen Electric Industrial	2,000	8,430
Imuraya Group Co. Ltd.	2,900	48,214
Inaba Denki Sangyo Co. Ltd.	13,000	301,383
Inaba Seisakusho Co. Ltd.	3,200	38,286
Inabata & Co. Ltd. (d)	10,400	219,025
Inageya Co. Ltd.	800	7,382
Ines Corp.	5,100	52,376
Infocom Corp. (d)	4,500	79,225
Innotech Corp.	3,900	51,344
Insource Co. Ltd. (d)	11,200	67,330
Intage Holdings, Inc.	2,600	27,191
Integrated Design & Engineering Holdings Co. Ltd.	3,400	96,963
Intelligent Wave, Inc.	3,400	26,148
Inter Action Corp.	2,700	23,178
Inui Global Logistics Co. Ltd. (d)	3,000	21,111
IR Japan Holdings Ltd. (d)	2,000	17,415
Iriso Electronics Co. Ltd.	5,500	110,121
ISB Corp.	400	3,617
Ise Chemicals Corp.	600	61,272
Iseki & Co. Ltd.	5,700	38,559
Ishihara Chemical Co. Ltd.	1,200	14,632
Ishihara Sangyo Kaisha Ltd.	7,600	86,862
Ishizuka Glass Co. Ltd. (d)	500	9,669
Itfor, Inc.	7,800	69,635
ITmedia, Inc. (d)	1,500	17,677
Itochu Enex Co. Ltd.	13,300	136,998
Itochu-Shokuhin Co. Ltd.	1,600	75,997
Itoham Yonekyu Holdings, Inc.	5,900	154,900
Itoki Corp.	9,900	113,513
IwaiCosmo Holdings, Inc.	5,100	74,965
Iwaki Co. Ltd.	1,300	24,631
Iwatsuka Confectionery Co. Ltd. (d)	2,000	36,319
Iyogin Holdings, Inc.	35,300	272,858
Izumi Co. Ltd.	7,400	169,649
J Trust Co. Ltd.	16,800	48,967
J-Lease Co. Ltd.	1,200	9,958
J-Oil Mills, Inc.	5,700	72,976
JAC Recruitment Co. Ltd.	15,600	81,415
Jaccs Co. Ltd.	5,300	192,305
JAFCO Group Co. Ltd. (d)	8,900	110,079
JANOME Corp. (d)	7,099	32,161
Japan Aviation Electronics Industry Ltd.	12,300	201,903
Japan Cash Machine Co. Ltd.	1,200	10,433
Japan Communications, Inc. (a)	35,600	48,209
Japan Electronic Materials Corp.	2,400	42,448
Japan Elevator Service Holdings Co. Ltd.	17,300	282,356
Japan Foundation Engineering Co. Ltd.	7,900	26,142
Japan Investment Adviser Co. Ltd.	6,400	44,051
Japan Lifeline Co. Ltd. (d)	15,500	123,378
Japan Material Co. Ltd.	15,600	249,422
Japan Medical Dynamic Marketing, Inc.	4,400	21,085
Japan Oil Transportation Co. Ltd.	700	13,465
Japan Petroleum Exploration Co. Ltd. (d)	8,300	375,693
Japan Property Management Center Co. Ltd.	4,100	33,204
Japan Pulp & Paper Co. Ltd.	2,700	92,407
Japan Pure Chemical Co. Ltd.	500	10,084
Japan Securities Finance Co. Ltd.	20,400	225,108
Japan Steel Works Ltd.	6,500	144,912
Japan Transcity Corp.	9,700	42,503
Japan Wool Textile Co. Ltd.	12,600	121,024
Jastec Co. Ltd.	4,300	41,145
JBCC Holdings, Inc.	3,800	83,169
JCU Corp.	5,700	144,875
Jeol Ltd.	9,700	402,263
JFE Systems, Inc.	700	18,007
JIG-SAW, Inc. (a)(d)	900	23,691
Jimoto Holdings, Inc.	6,790	26,858
JINS Holdings, Inc.	3,200	90,440
JINUSHI Co. Ltd.	3,500	56,248
JK Holdings Co. Ltd.	2,800	19,634
JM Holdings Co. Ltd.	3,200	57,940
JMS Co. Ltd.	6,400	22,281
Joban Kosan Co. Ltd. (a)(d)	1,700	13,693
Joshin Denki Co. Ltd. (d)	5,000	76,114
Joyful Honda Co. Ltd.	11,900	170,975
JP-Holdings, Inc.	17,900	63,149
JSB Co. Ltd.	2,000	37,567
JSP Corp. (d)	3,900	58,181
Juki Corp.	7,200	27,215
Juroku Financial Group, Inc.	7,300	226,554
Justsystems Corp.	8,000	139,988
JVCKenwood Corp.	40,000	246,085
K&O Energy Group, Inc.	2,800	59,094
K’s Holdings Corp. (d)	30,100	258,560
Kadoya Sesame Mills, Inc.	800	20,135
Kaga Electronics Co. Ltd.	4,300	182,685
Kagome Co. Ltd.	6,400	155,100
Kakaku.com, Inc.	3,600	43,596
Kaken Pharmaceutical Co. Ltd.	5,200	117,470
Kakiyasu Honten Co. Ltd.	2,500	52,333
Kamakura Shinsho Ltd.	3,700	17,518
Kameda Seika Co. Ltd. (d)	3,500	98,129
Kamei Corp.	5,700	77,660
Kanaden Corp.	3,800	37,999
Kanagawa Chuo Kotsu Co. Ltd.	1,900	39,461
Kanamic Network Co. Ltd.	900	3,149
Kanamoto Co. Ltd.	7,600	135,965
Kandenko Co. Ltd. (d)	21,900	249,736

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kaneka Corp.	11,100	$276,136
Kaneko Seeds Co. Ltd.	1,300	12,273
Kanematsu Corp. (d)	20,400	348,145
Kanemi Co. Ltd.	100	2,155
Kanto Denka Kogyo Co. Ltd.	12,100	80,604
Kappa Create Co. Ltd. (a) (d)	1,000	10,634
Kasai Kogyo Co. Ltd. (a)	8,600	13,984
Katakura Industries Co. Ltd.	5,200	65,918
Katitas Co. Ltd. (d)	11,600	151,189
Kato Sangyo Co. Ltd.	6,000	179,884
Kato Works Co. Ltd.	3,800	38,262
Kawada Technologies, Inc.	2,700	58,333
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	37,959
KeePer Technical Laboratory Co. Ltd.	3,000	98,514
Keihanshin Building Co. Ltd. (d)	8,200	83,470
Keihin Co. Ltd.	2,300	30,295
KEIWA, Inc.	1,200	9,028
Keiyo Bank Ltd.	26,900	134,583
Kenko Mayonnaise Co. Ltd.	3,200	42,488
KFC Holdings Japan Ltd.	4,000	115,620
KH Neochem Co. Ltd.	9,400	142,169
Ki-Star Real Estate Co. Ltd. (d)	2,600	64,201
Kibun Foods, Inc.	1,500	12,335
Kimoto Co. Ltd.	14,900	22,370
Kimura Chemical Plants Co. Ltd. (d)	3,300	15,285
King Jim Co. Ltd.	1,400	8,251
Kintetsu Department Store Co. Ltd.	400	6,258
Kissei Pharmaceutical Co. Ltd.	6,800	159,008
Kita-Nippon Bank Ltd.	2,200	35,620
Kitagawa Corp.	3,100	33,935
Kitano Construction Corp.	1,400	33,428
Kitz Corp.	17,800	159,698
Kiyo Bank Ltd.	15,500	190,198
Koa Corp. (d)	8,400	81,559
Koatsu Gas Kogyo Co. Ltd.	7,300	43,335
Kobe Electric Railway Co. Ltd.	1,400	25,910
Kohnan Shoji Co. Ltd.	5,900	170,259
Kohsoku Corp.	3,300	49,981
Koike Sanso Kogyo Co. Ltd.	700	29,031
Kojima Co. Ltd. (d)	7,800	42,131
Kokuyo Co. Ltd.	20,100	328,200
Komatsu Matere Co. Ltd.	4,200	21,403
Komatsu Wall Industry Co. Ltd.	1,800	37,752
KOMEDA Holdings Co. Ltd.	12,600	224,403
Komehyo Holdings Co. Ltd. (d)	1,300	33,096
Komeri Co. Ltd. (d)	7,400	168,561
Komori Corp. (d)	11,000	89,423
Konaka Co. Ltd. (d)	7,300	19,501
Kondotec, Inc.	5,600	46,397
Konica Minolta, Inc. (d)	93,000	304,070
Konishi Co. Ltd. (d)	13,000	132,082
Konoike Transport Co. Ltd.	6,900	96,358
Konoshima Chemical Co. Ltd.	600	6,170
Kosaido Holdings Co. Ltd. (d)	18,500	80,280
Koshidaka Holdings Co. Ltd.	2,400	14,837
Kotobuki Spirits Co. Ltd. (d)	13,000	163,379
Kotobukiya Co. Ltd. (d)	1,500	18,252
Kozo Keikaku Engineering, Inc.	1,200	31,759
KPP Group Holdings Co. Ltd.	3,700	18,154
Krosaki Harima Corp. (d)	5,200	120,800
KRS Corp.	4,400	33,742
KU Holdings Co. Ltd.	5,500	41,980
Kumagai Gumi Co. Ltd.	8,000	217,880
Kumiai Chemical Industry Co. Ltd.	10,995	60,076
Kunimine Industries Co. Ltd.	1,200	8,319
Kurabo Industries Ltd. (d)	3,600	82,863
Kureha Corp. (d)	10,700	192,857
Kurimoto Ltd.	2,300	60,100
Kuriyama Holdings Corp.	2,300	20,398
Kusuri No. Aoki Holdings Co. Ltd.	9,900	203,760
KYB Corp. (d)	3,800	128,861
Kyodo Printing Co. Ltd.	1,700	38,469
Kyoei Steel Ltd.	4,700	73,343
Kyokuto Boeki Kaisha Ltd.	3,600	49,593
Kyokuto Kaihatsu Kogyo Co. Ltd. (d)	8,800	148,913
Kyokuto Securities Co. Ltd.	4,100	43,143
Kyokuyo Co. Ltd. (d)	2,700	66,135
Kyorin Pharmaceutical Co. Ltd. (d)	10,200	122,565
KYORITSU Co. Ltd.	6,800	8,271
Kyoritsu Maintenance Co. Ltd. (d)	13,200	302,187
Kyosan Electric Manufacturing Co. Ltd.	12,600	43,031
Kyowa Electronic Instruments Co. Ltd.	8,000	22,496
Kyowa Leather Cloth Co. Ltd.	3,300	17,438
Kyudenko Corp. (d)	7,300	302,481
Kyushu Financial Group, Inc.	15,100	111,529
LAC Co. Ltd. (d)	5,900	31,627
Lacto Japan Co. Ltd.	1,400	21,772
LEC, Inc. (d)	5,000	38,038
Leopalace21 Corp.	39,300	132,328
Life Corp.	4,000	102,527
LIFULL Co. Ltd.	17,000	18,896
LIKE, Inc.	2,100	23,145
Linical Co. Ltd.	2,600	6,793
Link & Motivation, Inc. (d)	8,900	31,972
Lintec Corp.	9,500	195,918
LITALICO, Inc.	4,700	65,074
Look Holdings, Inc.	2,200	38,246
M&A Capital Partners Co. Ltd.	3,600	53,233
m-up Holdings, Inc.	7,400	57,242
Mabuchi Motor Co. Ltd.	24,100	438,945
Macromill, Inc.	12,100	61,943
Maeda Kosen Co. Ltd.	5,100	122,199
Maezawa Kasei Industries Co. Ltd. (d)	3,200	36,071
Maezawa Kyuso Industries Co. Ltd.	5,800	47,992
Makino Milling Machine Co. Ltd.	5,300	219,997
Management Solutions Co. Ltd.	1,800	25,235
Mandom Corp.	8,900	78,442
Mani, Inc.	18,500	241,825
MarkLines Co. Ltd.	3,000	67,162
Mars Group Holdings Corp. (d)	2,200	47,449
Marubun Corp. (d)	4,200	42,392
Marudai Food Co. Ltd.	4,700	50,218
Marufuji Sheet Piling Co. Ltd.	1,300	25,791
Maruha Nichiro Corp.	9,000	175,859

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Maruichi Steel Tube Ltd. (d)	9,300	$248,079
MARUKA FURUSATO Corp.	993	14,479
Marumae Co. Ltd.	2,500	34,968
Marusan Securities Co. Ltd. (d)	9,900	70,055
Maruwa Co. Ltd.	1,300	272,272
Maruyama Manufacturing Co., Inc.	1,500	24,307
Maruzen CHI Holdings Co. Ltd.	11,900	26,032
Maruzen Co. Ltd.	900	17,417
Maruzen Showa Unyu Co. Ltd.	2,800	85,601
Marvelous, Inc. (d)	9,500	43,583
Matching Service Japan Co. Ltd.	1,200	9,151
Matsuda Sangyo Co. Ltd.	3,600	58,288
Matsui Construction Co. Ltd.	6,400	38,155
Matsui Securities Co. Ltd. (d)	31,000	169,091
Matsuyafoods Holdings Co. Ltd.	400	14,876
Max Co. Ltd.	7,200	151,734
Maxell Ltd.	10,500	110,038
Maxvalu Tokai Co. Ltd.	3,500	71,172
MCJ Co. Ltd.	17,300	153,306
MEC Co. Ltd.	4,200	112,228
Media Do Co. Ltd.	2,100	20,747
Medical Data Vision Co. Ltd.	6,800	26,957
Medical System Network Co. Ltd.	7,000	29,964
Medikit Co. Ltd.	1,300	25,806
Medius Holdings Co. Ltd.	1,800	9,215
Medley, Inc. (a)	1,700	50,366
MedPeer, Inc.	2,600	11,922
Megachips Corp. (d)	4,200	107,201
Megmilk Snow Brand Co. Ltd.	10,800	191,908
Meidensha Corp.	9,000	169,348
Meiji Electric Industries Co. Ltd.	1,000	10,134
Meiji Shipping Group Co. Ltd. (d)	4,300	22,090
Meiko Electronics Co. Ltd. (d)	5,600	198,736
Meisei Industrial Co. Ltd.	9,900	86,112
MEITEC Group Holdings, Inc. (d)	17,800	344,367
Meito Sangyo Co. Ltd. (d)	3,000	35,072
Meiwa Corp.	8,100	35,179
Meiwa Estate Co. Ltd. (d)	3,800	26,516
Melco Holdings, Inc.	1,500	35,990
Members Co. Ltd.	1,800	10,732
Menicon Co. Ltd. (d)	16,300	167,487
Mercuria Holdings Co. Ltd.	2,100	14,661
MetaReal Corp. (a)	1,400	13,611
METAWATER Co. Ltd.	3,600	52,907
Micronics Japan Co. Ltd.	6,300	348,213
Midac Holdings Co. Ltd.	900	9,432
Mie Kotsu Group Holdings, Inc. (d)	8,600	34,923
Mikuni Corp.	7,300	23,168
Milbon Co. Ltd.	6,720	141,382
MIMAKI ENGINEERING Co. Ltd.	1,700	13,165
Mimasu Semiconductor Industry Co. Ltd.	4,400	89,461
Ministop Co. Ltd.	4,300	43,003
Miraial Co. Ltd.	2,900	29,043
Mirait One Corp.	21,880	269,589
Mirarth Holdings, Inc.	24,900	81,952
Miroku Jyoho Service Co. Ltd. (d)	5,500	65,079
Mitani Corp.	22,700	278,707
Mitani Sekisan Co. Ltd.	2,100	83,537
Mito Securities Co. Ltd.	10,400	33,881
Mitsuba Corp.	9,300	100,968
Mitsubishi Kakoki Kaisha Ltd.	800	21,529
Mitsubishi Logisnext Co. Ltd.	8,400	102,037
Mitsubishi Logistics Corp.	7,400	239,563
Mitsubishi Materials Corp. (d)	19,400	364,608
Mitsubishi Paper Mills Ltd.	8,800	34,704
Mitsubishi Pencil Co. Ltd.	8,200	137,320
Mitsubishi Research Institute, Inc.	2,000	65,390
Mitsubishi Shokuhin Co. Ltd.	4,300	158,148
Mitsubishi Steel Manufacturing Co. Ltd.	4,400	42,259
Mitsuboshi Belting Ltd. (d)	3,900	119,684
Mitsui DM Sugar Holdings Co. Ltd. (d)	4,300	88,467
Mitsui E&S Co. Ltd. (d)	24,900	315,987
Mitsui High-Tec, Inc. (d)	2,800	158,471
Mitsui Matsushima Holdings Co. Ltd. - Class C (d)	3,100	59,392
Mitsui Mining & Smelting Co. Ltd. (d)	13,900	425,188
Mitsui-Soko Holdings Co. Ltd. (d)	5,000	154,492
Mitsuuroko Group Holdings Co. Ltd. (d)	7,800	72,737
MIXI, Inc. (d)	9,800	169,363
Miyaji Engineering Group, Inc.	2,900	81,746
Miyazaki Bank Ltd.	4,100	77,968
Miyoshi Oil & Fat Co. Ltd.	2,800	23,724
Mizuho Leasing Co. Ltd.	33,500	246,844
Mizuho Medy Co. Ltd.	500	10,751
Mizuno Corp. (d)	4,700	196,293
Mochida Pharmaceutical Co. Ltd. (d)	4,700	99,368
Modec, Inc.	800	16,271
Monex Group, Inc. (d)	45,500	270,423
Money Partners Group Co. Ltd.	7,100	13,320
Monogatari Corp.	7,800	239,076
MORESCO Corp.	2,500	23,384
Morinaga & Co. Ltd.	17,600	302,113
Morinaga Milk Industry Co. Ltd. (d)	17,600	359,795
Moriroku Holdings Co. Ltd.	800	13,729
Morita Holdings Corp.	8,800	95,320
Morito Co. Ltd.	3,400	34,210
Morozoff Ltd.	1,800	50,437
Mortgage Service Japan Ltd.	1,200	4,029
Mory Industries, Inc.	1,600	65,987
MRK Holdings, Inc. (d)	15,600	11,650
MrMax Holdings Ltd.	8,400	34,880
Mugen Estate Co. Ltd.	3,300	34,383
Murakami Corp.	2,100	70,529
Musashi Seimitsu Industry Co. Ltd.	13,400	149,570
Musashino Bank Ltd. (d)	6,900	133,526
Mutoh Holdings Co. Ltd.	900	13,674
Nabtesco Corp.	2,200	36,760
NAC Co. Ltd.	7,200	25,374
Nachi-Fujikoshi Corp. (d)	3,800	86,997
Nafco Co. Ltd.	2,600	44,380
Nagano Keiki Co. Ltd.	4,200	62,757
Nagase & Co. Ltd.	21,400	359,377
Nagatanien Holdings Co. Ltd.	3,300	48,630
Nagawa Co. Ltd. (d)	1,500	75,551
Naigai Trans Line Ltd.	2,100	33,848

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nakabayashi Co. Ltd.	5,500	$19,373
Nakamuraya Co. Ltd. (d)	1,600	32,591
Nakanishi, Inc.	13,200	207,098
Nakano Corp.	4,000	15,846
Nakayama Steel Works Ltd.	6,300	39,012
Nakayamafuku Co. Ltd.	2,000	4,828
Namura Shipbuilding Co. Ltd. (d)	11,256	149,400
Nankai Electric Railway Co. Ltd.	8,700	178,731
Nanto Bank Ltd.	6,300	127,275
Narasaki Sangyo Co. Ltd.	800	15,843
Natori Co. Ltd.	2,600	36,339
NCD Co. Ltd./Shinagawa	1,700	20,591
NEC Capital Solutions Ltd.	2,500	63,452
NEC Networks & System Integration Corp.	9,400	156,257
NET One Systems Co. Ltd.	17,100	300,956
Neturen Co. Ltd.	7,300	53,284
New Art Holdings Co. Ltd.	1,235	14,234
New Japan Chemical Co. Ltd. (a)(d)	9,900	12,194
Nextage Co. Ltd. (d)	11,100	210,292
NexTone, Inc. (a)	700	6,195
NF Holdings Corp.	1,600	13,524
NHK Spring Co. Ltd. (d)	46,900	465,508
Nicca Chemical Co. Ltd.	1,400	8,655
Nice Corp.	2,300	27,135
Nichia Steel Works Ltd.	9,100	19,824
Nichias Corp. (d)	13,800	368,900
Nichiban Co. Ltd. (d)	3,200	41,316
Nichicon Corp. (d)	11,800	99,605
Nichiden Corp. (d)	3,500	61,433
Nichiha Corp.	6,800	153,498
Nichimo Co. Ltd.	2,000	31,364
Nichireki Co. Ltd. (d)	7,100	117,205
Nichirin Co. Ltd.	1,400	34,339
Nihon Chouzai Co. Ltd.	3,320	34,282
Nihon Dempa Kogyo Co. Ltd.	3,300	29,607
Nihon Dengi Co. Ltd.	400	15,430
Nihon Flush Co. Ltd.	6,000	38,361
Nihon House Holdings Co. Ltd.	10,000	23,019
Nihon Kagaku Sangyo Co. Ltd.	3,000	28,352
Nihon Kohden Corp.	5,000	132,414
Nihon M&A Center Holdings, Inc. (d)	58,000	369,229
Nihon Nohyaku Co. Ltd. (d)	11,900	63,037
Nihon Parkerizing Co. Ltd.	21,300	171,432
Nihon Plast Co. Ltd.	4,500	16,447
Nihon Tokushu Toryo Co. Ltd.	2,900	27,850
Nihon Yamamura Glass Co. Ltd. (d)	3,800	42,002
Nikkiso Co. Ltd.	12,400	101,313
Nikko Co. Ltd.	9,000	45,233
Nikkon Holdings Co. Ltd.	13,600	262,212
Nippn Corp.	12,200	187,186
Nippon Air Conditioning Services Co. Ltd.	7,700	45,915
Nippon Aqua Co. Ltd.	3,000	20,153
Nippon Beet Sugar Manufacturing Co. Ltd.	2,900	39,575
Nippon Carbide Industries Co., Inc.	2,300	27,421
Nippon Carbon Co. Ltd.	2,600	91,125
Nippon Chemi-Con Corp. (a)	5,900	55,788
Nippon Chemical Industrial Co. Ltd.	2,400	37,394
Nippon Coke & Engineering Co. Ltd.	47,000	40,139
Nippon Concept Corp.	1,500	18,406
Nippon Concrete Industries Co. Ltd.	14,000	36,745
Nippon Denko Co. Ltd.	29,065	60,978
Nippon Densetsu Kogyo Co. Ltd.	9,500	131,289
Nippon Dry-Chemical Co. Ltd.	1,000	17,644
Nippon Electric Glass Co. Ltd.	17,600	449,811
Nippon Felt Co. Ltd.	8,600	24,612
Nippon Filcon Co. Ltd.	5,200	19,052
Nippon Gas Co. Ltd.	26,400	443,664
Nippon Hume Corp.	6,700	37,556
Nippon Kayaku Co. Ltd. (d)	25,700	220,266
Nippon Kodoshi Corp.	1,600	19,575
Nippon Light Metal Holdings Co. Ltd.	15,500	183,675
Nippon Paper Industries Co. Ltd. (d)	23,800	183,788
Nippon Parking Development Co. Ltd. - Class C	53,400	71,390
Nippon Pillar Packing Co. Ltd.	4,700	190,892
Nippon Rietec Co. Ltd.	3,700	32,843
Nippon Road Co. Ltd.	4,500	55,954
Nippon Seiki Co. Ltd.	13,100	132,716
Nippon Seisen Co. Ltd. (d)	3,500	30,656
Nippon Sharyo Ltd.	2,600	40,762
Nippon Sheet Glass Co. Ltd. (a)	15,100	51,544
Nippon Shokubai Co. Ltd. (d)	12,400	121,010
Nippon Signal Company Ltd.	11,900	80,879
Nippon Soda Co. Ltd.	5,600	223,925
Nippon Thompson Co. Ltd.	15,700	66,351
Nippon Yakin Kogyo Co. Ltd. (d)	2,800	89,192
Nipro Corp. (d)	36,600	290,357
Nishi-Nippon Financial Holdings, Inc. (d)	28,900	361,609
Nishi-Nippon Railroad Co. Ltd.	15,900	258,904
Nishikawa Rubber Co. Ltd.	1,200	16,815
Nishimatsu Construction Co. Ltd. (d)	8,200	235,785
Nishimatsuya Chain Co. Ltd.	9,800	156,004
Nishimoto Co. Ltd.	1,400	55,363
Nishio Holdings Co. Ltd. (d)	5,200	132,787
Nissan Shatai Co. Ltd. (d)	12,600	86,700
Nissan Tokyo Sales Holdings Co. Ltd.	11,000	43,112
Nissei ASB Machine Co. Ltd.	2,300	78,726
Nissei Plastic Industrial Co. Ltd.	4,500	34,900
Nissha Co. Ltd.	11,100	110,526
Nisshin Group Holdings Co. Ltd.	12,300	41,537
Nisshin Oillio Group Ltd.	5,900	197,824
Nisshinbo Holdings, Inc.	31,620	254,017
Nissin Corp. (d)	3,700	69,848
Nisso Holdings Co. Ltd.	1,400	7,618
Nissui Corp. (d)	71,900	451,012
Nitta Corp.	5,000	130,813
Nitta Gelatin, Inc. (d)	4,500	21,431
NITTAN Corp.	6,300	15,604
Nittetsu Mining Co. Ltd.	2,700	87,107
Nitto Fuji Flour Milling Co. Ltd.	800	28,115
Nitto Kogyo Corp. (d)	6,000	165,043
Nitto Kohki Co. Ltd.	3,200	40,946
Nitto Seiko Co. Ltd.	8,900	37,340
Nittoc Construction Co. Ltd.	5,950	45,752
NJS Co. Ltd.	2,200	44,772

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Noevir Holdings Co. Ltd.	3,200	$109,795
Nohmi Bosai Ltd.	6,100	91,183
Nojima Corp.	15,000	167,240
NOK Corp.	4,700	64,564
Nomura Micro Science Co. Ltd. (d)	5,200	183,184
Noritake Co. Ltd.	5,000	139,062
Noritsu Koki Co. Ltd.	4,600	96,818
Noritz Corp.	7,600	87,041
North Pacific Bank Ltd.	60,100	175,188
NPR-RIKEN Corp. (d)	6,864	140,167
NS Tool Co. Ltd. (d)	4,800	31,053
NS United Kaiun Kaisha Ltd. (d)	2,500	78,047
NSD Co. Ltd.	18,540	358,371
NSW, Inc.	1,900	39,223
NTN Corp.	92,700	193,249
Oat Agrio Co. Ltd.	400	5,406
Obara Group, Inc.	2,700	67,849
Oenon Holdings, Inc. (d)	12,300	28,977
Ogaki Kyoritsu Bank Ltd.	9,400	135,636
Ohara, Inc.	1,600	13,908
Ohashi Technica, Inc.	2,900	31,394
Ohba Co. Ltd.	4,600	31,125
Ohsho Food Service Corp.	3,400	173,620
OIE Sangyo Co. Ltd.	800	8,959
Oiles Corp.	6,200	90,977
Oisix ra daichi, Inc. (a) )	5,600	47,756
Oita Bank Ltd. (d)	3,600	71,896
Okabe Co. Ltd.	9,400	48,383
Okada Aiyon Corp.	1,900	39,562
Okamoto Industries, Inc.	2,800	91,095
Okamoto Machine Tool Works Ltd.	1,400	59,969
Okamura Corp.	14,700	216,439
Okasan Securities Group, Inc. (d)	39,200	209,194
Oki Electric Industry Co. Ltd.	22,700	173,456
Okinawa Cellular Telephone Co.	5,900	139,046
Okinawa Electric Power Co., Inc. (d)	13,527	102,546
Okinawa Financial Group, Inc.	4,760	81,862
OKUMA Corp. (d)	5,900	279,744
Okumura Corp.	7,100	235,886
Okura Industrial Co. Ltd.	2,300	46,981
Okuwa Co. Ltd. (d)	7,400	46,364
Onoken Co. Ltd.	4,300	53,237
Onward Holdings Co. Ltd.	22,500	79,702
Open Up Group, Inc.	4,700	63,671
Optex Group Co. Ltd.	6,800	88,679
Optim Corp. (a)	4,200	28,745
Optorun Co. Ltd.	5,500	74,810
Organo Corp.	6,700	333,270
Oricon, Inc.	1,200	6,787
Orient Corp. (d)	11,670	82,583
Oriental Shiraishi Corp.	33,400	87,301
Origin Co. Ltd.	2,200	17,579
Oro Co. Ltd.	2,100	36,445
Osaka Organic Chemical Industry Ltd.	4,100	86,457
Osaka Soda Co. Ltd. (d)	3,400	215,942
Osaka Steel Co. Ltd. (d)	3,700	53,315
OSAKA Titanium Technologies Co. Ltd. (d)	1,400	24,157
Osaki Electric Co. Ltd.	11,700	52,473
OSG Corp. (d)	20,600	296,307
OUG Holdings, Inc.	700	11,876
Oyo Corp.	4,900	71,259
Ozu Corp.	600	6,980
Pacific Industrial Co. Ltd. (d)	10,200	113,077
Pacific Metals Co. Ltd. (a) (d)	5,100	45,378
Pack Corp.	3,900	96,923
PAL GROUP Holdings Co. Ltd.	8,600	146,068
PALTAC Corp.	2,500	66,336
Paraca, Inc.	300	3,951
Paramount Bed Holdings Co. Ltd.	10,100	171,414
Paris Miki Holdings, Inc.	10,600	28,989
Park24 Co. Ltd. (a)	23,400	275,611
Pasona Group, Inc.	6,200	113,826
PCI Holdings, Inc.	1,800	11,232
Pegasus Co. Ltd.	5,400	19,017
Penta-Ocean Construction Co. Ltd.	19,800	99,278
People Dreams & Technologies Group Co. Ltd.	1,400	16,279
PeptiDream, Inc. (a)	8,000	75,041
PIA Corp. (a)	500	10,556
Pickles Holdings Co. Ltd.	2,600	20,359
Pigeon Corp.	31,900	307,404
Pilot Corp.	5,800	150,594
Piolax, Inc. (d)	7,300	127,859
Pole To Win Holdings, Inc.	7,900	26,700
PR Times Corp. (a)	700	9,478
Premium Group Co. Ltd.	7,800	105,583
Premium Water Holdings, Inc.	500	10,345
Press Kogyo Co. Ltd. (d)	22,400	104,323
Pressance Corp. (d)	4,000	46,774
Prestige International, Inc. (d)	27,100	122,170
Prima Meat Packers Ltd.	6,000	89,845
Pro-Ship, Inc.	2,300	21,804
Procrea Holdings, Inc. (d)	6,521	80,003
Pronexus, Inc.	5,100	41,034
Proto Corp.	7,500	69,793
PS Mitsubishi Construction Co. Ltd.	2,700	18,634
Punch Industry Co. Ltd.	2,700	8,128
QB Net Holdings Co. Ltd.	1,400	11,320
Qol Holdings Co. Ltd.	7,400	84,714
Quick Co. Ltd.	4,000	62,597
Raccoon Holdings, Inc.	4,100	16,609
Raito Kogyo Co. Ltd. (d)	10,700	142,316
Raiznext Corp. (d)	7,700	105,550
Rasa Industries Ltd.	2,600	46,785
Raysum Co. Ltd.	1,000	22,760
Relo Group, Inc.	11,500	93,325
Rengo Co. Ltd.	46,800	356,631
RENOVA, Inc. (a)	5,100	41,810
Resorttrust, Inc.	20,600	352,768
Restar Corp.	4,500	90,124
Retail Partners Co. Ltd.	4,300	52,773
Rheon Automatic Machinery Co. Ltd.	5,000	51,148
Rhythm Co. Ltd. (d)	1,300	33,355
Ricoh Leasing Co. Ltd. (d)	3,500	121,816
Ride On Express Holdings Co. Ltd. (d)	1,700	11,749

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Right On Co. Ltd. (a) (d)	5,900	$16,217
Riken Keiki Co. Ltd. (d)	6,400	161,420
Riken Technos Corp.	9,900	64,760
Riken Vitamin Co. Ltd.	5,400	89,682
Ringer Hut Co. Ltd.	600	9,143
Rion Co. Ltd.	2,200	42,458
Riso Kyoiku Co. Ltd. (d)	34,770	50,601
Rock Field Co. Ltd.	6,600	74,549
Rokko Butter Co. Ltd.	3,600	33,122
Roland Corp.	2,800	85,323
Roland DG Corp.	3,000	107,425
Rorze Corp.	2,500	354,223
Round One Corp.	37,800	195,817
RS Technologies Co. Ltd.	2,800	56,159
Ryobi Ltd.	6,200	123,068
RYODEN Corp. (d)	3,900	68,953
Ryosan Co. Ltd. (b) (c)	3,500	111,673
S Foods, Inc.	4,500	100,039
S&B Foods, Inc.	1,500	43,648
S-Pool, Inc.	18,000	37,265
Sac’s Bar Holdings, Inc.	5,250	30,201
Sagami Rubber Industries Co. Ltd.	1,800	11,487
Saibu Gas Holdings Co. Ltd. (d)	6,400	80,100
Saison Technology Co. Ltd.	600	7,765
Saizeriya Co. Ltd.	2,400	81,798
Sakai Chemical Industry Co. Ltd.	4,700	59,574
Sakai Heavy Industries Ltd.	1,000	44,427
Sakai Moving Service Co. Ltd.	5,600	94,154
Sakata INX Corp.	10,100	105,242
Sakura Internet, Inc. (d)	4,400	179,189
Sala Corp.	13,800	75,517
SAMTY Co. Ltd.	6,200	113,230
San Holdings, Inc.	5,600	39,025
San ju San Financial Group, Inc.	5,770	79,551
San-A Co. Ltd.	5,000	154,715
San-Ai Obbli Co. Ltd. (d)	14,400	196,199
San-In Godo Bank Ltd.	33,700	264,440
Sanden Corp. (a) (d)	4,400	4,930
Sangetsu Corp. (d)	12,100	264,225
Sanken Electric Co. Ltd. (d)	4,000	175,505
Sanki Engineering Co. Ltd.	10,300	143,163
Sanko Metal Industrial Co. Ltd.	1,000	32,419
Sankyo Frontier Co. Ltd.	1,000	28,052
Sankyo Seiko Co. Ltd.	10,800	53,513
Sankyo Tateyama, Inc.	6,500	40,555
Sankyu, Inc.	7,800	268,315
Sanoh Industrial Co. Ltd.	6,300	47,600
Sansei Technologies, Inc.	800	6,770
Sansha Electric Manufacturing Co. Ltd. (d)	2,700	32,180
Sanshin Electronics Co. Ltd.	2,400	33,927
Sanyo Chemical Industries Ltd.	3,300	92,008
Sanyo Denki Co. Ltd. (d)	2,500	116,829
Sanyo Electric Railway Co. Ltd. (d)	4,800	65,882
Sanyo Industries Ltd.	1,300	28,641
Sanyo Shokai Ltd.	2,500	45,181
Sanyo Special Steel Co. Ltd. (d)	5,000	73,663
Sanyo Trading Co. Ltd. (d)	5,300	50,238
Sata Construction Co. Ltd.	2,600	13,312
Sato Holdings Corp. (d)	6,800	104,051
Sato Shoji Corp.	4,100	47,952
Satori Electric Co. Ltd.	2,100	36,287
Sawai Group Holdings Co. Ltd.	7,500	293,325
Saxa Holdings, Inc.	1,800	35,926
SB Technology Corp.	3,000	41,390
SBI ARUHI Corp.	2,000	12,394
SBI Insurance Group Co. Ltd.	1,400	9,851
SBS Holdings, Inc.	5,200	88,914
Scroll Corp.	8,000	50,204
SEC Carbon Ltd.	1,000	17,472
Seed Co. Ltd.	1,700	7,192
Seika Corp.	2,000	49,551
Seikagaku Corp.	9,800	49,120
Seikitokyu Kogyo Co. Ltd. (d)	2,100	26,000
Seiko Group Corp.	7,600	204,839
Seikoh Giken Co. Ltd.	700	8,478
Seino Holdings Co. Ltd.	3,800	52,176
Seiren Co. Ltd. (d)	11,600	210,945
Sekisui Jushi Corp. (d)	6,100	94,628
Sekisui Kasei Co. Ltd.	8,100	26,797
SEMITEC Corp.	1,600	18,692
Senko Group Holdings Co. Ltd.	26,800	200,604
Senshu Electric Co. Ltd. (d)	3,800	125,266
Senshu Ikeda Holdings, Inc. (d)	63,200	163,986
Senshukai Co. Ltd. (a) (d)	11,000	21,789
SERAKU Co. Ltd.	700	5,526
Seria Co. Ltd.	11,900	235,036
Seven Bank Ltd. (d)	33,800	65,520
Shibaura Electronics Co. Ltd.	1,900	78,158
Shibaura Machine Co. Ltd. (d)	5,700	137,940
Shibaura Mechatronics Corp. (d)	2,700	114,806
Shibusawa Warehouse Co. Ltd. (d)	2,800	56,034
Shibuya Corp.	4,400	101,363
Shiga Bank Ltd. (d)	8,700	240,552
Shikibo Ltd.	4,700	35,476
Shikoku Bank Ltd. (d)	8,900	70,843
Shikoku Electric Power Co., Inc.	37,900	296,381
Shikoku Kasei Holdings Corp. (d)	8,700	101,397
Shima Seiki Manufacturing Ltd.	7,000	64,065
Shimizu Bank Ltd.	3,400	36,030
Shimojima Co. Ltd. (d)	4,200	38,426
Shin Nippon Air Technologies Co. Ltd.	2,100	46,547
Shin Nippon Biomedical Laboratories Ltd. (d)	5,300	53,802
Shin-Etsu Polymer Co. Ltd.	11,900	121,081
Shinagawa Refractories Co. Ltd. (d)	6,300	79,193
Shindengen Electric Manufacturing Co. Ltd. (d)	1,900	38,132
Shinki Bus Co. Ltd. (d)	900	20,669
Shinko Shoji Co. Ltd.	8,400	66,132
Shinmaywa Industries Ltd.	15,000	122,161
Shinnihon Corp.	6,300	68,885
Shinnihonseiyaku Co. Ltd.	1,100	12,348
Shinsho Corp.	1,400	66,864
Shinwa Co. Ltd.	5,400	68,935
Ship Healthcare Holdings, Inc.	15,700	216,765
Shizuki Electric Co., Inc.	8,000	23,611

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Shizuoka Gas Co. Ltd.	8,800	$55,041
Shoei Co. Ltd. (d)	12,600	190,460
Shoei Foods Corp.	400	12,419
Shofu, Inc. (d)	3,500	67,070
Showa Sangyo Co. Ltd.	5,700	130,366
SIGMAXYZ Holdings, Inc.	7,200	80,131
Siix Corp.	7,800	88,977
Silver Life Co. Ltd.	900	5,470
Simplex Holdings, Inc.	700	12,918
Sinanen Holdings Co. Ltd. (d)	1,800	59,016
Sinfonia Technology Co. Ltd. (d)	6,200	127,147
Sinko Industries Ltd.	5,600	141,481
Sintokogio Ltd.	8,900	74,299
SK-Electronics Co. Ltd.	2,700	63,699
SKY Perfect JSAT Holdings, Inc. (d)	38,600	263,415
Smaregi, Inc. (a) (d)	1,200	18,514
SMK Corp.	1,700	29,330
SMS Co. Ltd.	8,200	140,661
Snow Peak, Inc. (a) (d)	5,400	44,573
SNT Corp.	7,300	13,612
Soda Nikka Co. Ltd.	4,500	34,029
Sodick Co. Ltd.	11,000	52,337
Soft99 Corp.	5,100	50,298
Softcreate Holdings Corp.	4,600	56,389
Software Service, Inc.	900	75,507
Soken Chemical & Engineering Co. Ltd.	700	14,776
Solasto Corp.	12,800	45,883
Soliton Systems KK	2,500	22,029
Solxyz Co. Ltd.	1,400	3,117
Sotetsu Holdings, Inc.	12,100	216,303
Sotoh Co. Ltd.	3,100	14,540
Space Co. Ltd.	5,060	34,318
Sparx Group Co. Ltd.	5,840	72,584
SPK Corp.	2,600	35,346
Sprix, Inc.	1,300	6,974
SRA Holdings	3,100	80,903
SRE Holdings Corp. (a) (d)	1,900	52,710
ST Corp.	4,100	41,661
St-Care Holding Corp.	2,300	13,679
St. Marc Holdings Co. Ltd. (d)	5,100	71,596
Star Mica Holdings Co. Ltd.	6,000	24,589
Star Micronics Co. Ltd.	9,200	112,596
Starts Corp., Inc.	7,900	164,274
Starzen Co. Ltd.	3,700	69,017
Stella Chemifa Corp.	2,500	60,519
Step Co. Ltd.	2,500	32,644
Strike Co. Ltd.	2,200	70,434
Studio Alice Co. Ltd. (d)	2,900	39,482
Subaru Enterprise Co. Ltd.	500	8,857
Sugimoto & Co. Ltd.	3,000	44,773
Sumida Corp.	7,500	60,107
Suminoe Textile Co. Ltd.	1,400	24,015
Sumitomo Bakelite Co. Ltd. (d)	10,800	325,394
Sumitomo Densetsu Co. Ltd.	4,900	109,135
Sumitomo Mitsui Construction Co. Ltd.	40,360	113,430
Sumitomo Osaka Cement Co. Ltd. (d)	7,100	177,593
Sumitomo Pharma Co. Ltd. (a)	18,600	47,872
Sumitomo Riko Co. Ltd.	10,100	89,389
Sumitomo Seika Chemicals Co. Ltd.	2,200	73,396
Sumitomo Warehouse Co. Ltd. (d)	12,000	201,715
Sun Frontier Fudousan Co. Ltd.	7,100	87,700
Sun-Wa Technos Corp.	3,000	47,621
Suncall Corp. (d)	8,300	26,518
Suruga Bank Ltd. (d)	39,500	229,922
Suzuki Co. Ltd.	3,300	27,617
SWCC Corp.	7,600	190,196
System Research Co. Ltd.	2,400	25,707
Systems Engineering Consultants Co. Ltd.	600	19,241
Systena Corp. (d)	71,400	126,676
Syuppin Co. Ltd.	6,100	47,597
T Hasegawa Co. Ltd.	4,500	90,573
T RAD Co. Ltd.	1,900	49,375
T-Gaia Corp.	5,200	69,931
Tachi-S Co. Ltd. (d)	7,300	96,053
Tachibana Eletech Co. Ltd.	4,240	90,461
Tachikawa Corp.	3,100	30,275
Tadano Ltd.	25,900	221,411
Taihei Dengyo Kaisha Ltd.	2,900	88,313
Taiheiyo Cement Corp.	13,700	315,061
Taiheiyo Kouhatsu, Inc.	2,100	11,246
Taiho Kogyo Co. Ltd.	6,400	39,434
Taikisha Ltd. (d)	5,800	180,710
Taiko Bank Ltd.	3,100	30,912
Taisei Lamick Co. Ltd.	2,200	42,896
Taiyo Holdings Co. Ltd.	9,800	215,897
Takamatsu Construction Group Co. Ltd. (d)	3,700	68,866
Takamiya Co. Ltd.	5,200	19,981
Takano Co. Ltd. (d)	4,600	31,821
Takaoka Toko Co. Ltd.	3,165	53,115
Takara & Co. Ltd.	1,300	23,841
Takara Bio, Inc.	11,100	71,520
Takara Holdings, Inc. (d)	36,400	261,785
Takara Standard Co. Ltd.	8,300	104,965
Takasago International Corp.	3,600	81,751
Takasago Thermal Engineering Co. Ltd. (d)	10,200	324,525
Takashima & Co. Ltd.	4,700	39,842
Takashimaya Co. Ltd.	3,800	60,583
Takemoto Yohki Co. Ltd.	1,200	6,282
Takeuchi Manufacturing Co. Ltd.	8,600	344,687
Takuma Co. Ltd.	12,900	160,003
Tama Home Co. Ltd.	4,000	118,634
Tamron Co. Ltd.	5,100	227,263
Tamura Corp. (d)	22,100	86,911
Tanseisha Co. Ltd.	11,750	67,916
Tatsuta Electric Wire & Cable Co. Ltd. (a) (d)	14,200	65,568
Tayca Corp.	4,000	40,152
Tazmo Co. Ltd.	2,500	62,130
Tbk Co. Ltd.	8,000	20,014
TDC Soft, Inc. (d)	9,800	71,893
TechMatrix Corp.	9,800	117,839
Techno Medica Co. Ltd.	2,400	27,595
Techno Ryowa Ltd.	3,400	46,370
Teijin Ltd. (d)	32,500	294,945
Teikoku Electric Manufacturing Co. Ltd.	4,200	70,224

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Teikoku Sen-I Co. Ltd.	4,900	$74,626
Teikoku Tsushin Kogyo Co. Ltd.	3,000	37,492
Tekken Corp.	2,700	48,173
Temairazu, Inc.	700	14,889
Tenma Corp.	3,600	53,813
Tess Holdings Co. Ltd.	2,600	7,946
Tigers Polymer Corp.	2,200	16,305
TKC Corp.	6,900	169,124
TKP Corp. (a)	2,100	24,354
Toa Corp.	19,200	151,739
TOA ROAD Corp. (d)	7,500	61,911
Toagosei Co. Ltd.	21,600	226,096
Tobishima Corp.	5,560	54,281
TOC Co. Ltd.	7,900	36,286
Tocalo Co. Ltd. (d)	16,400	192,197
Tochigi Bank Ltd. (d)	27,400	66,064
Toda Corp.	36,000	240,478
Toda Kogyo Corp. (a)	600	7,147
Toei Co. Ltd.	2,000	50,759
Toell Co. Ltd. (d)	3,100	17,110
Toenec Corp.	1,900	72,274
Toho Bank Ltd. (d)	48,700	115,385
Toho Co. Ltd. (d)	1,700	33,023
Toho Gas Co. Ltd. (d)	11,200	247,770
Toho Holdings Co. Ltd.	13,700	325,364
Toho Titanium Co. Ltd. (d)	8,200	85,028
Toho Zinc Co. Ltd. (a)	3,400	24,754
Tohoku Bank Ltd.	4,700	39,017
Tohokushinsha Film Corp. (d)	4,800	44,095
Tokai Carbon Co. Ltd.	42,000	278,290
Tokai Corp.	5,800	82,554
TOKAI Holdings Corp. (d)	24,700	160,875
Tokai Rika Co. Ltd. (d)	13,200	226,341
Tokai Tokyo Financial Holdings, Inc.	46,600	185,449
Token Corp.	1,560	108,658
Tokushu Tokai Paper Co. Ltd.	2,500	65,633
Tokuyama Corp.	14,400	252,024
Tokyo Base Co. Ltd. (d)	4,100	8,152
Tokyo Electron Device Ltd. (d)	4,600	209,765
Tokyo Energy & Systems, Inc.	4,700	38,119
Tokyo Individualized Educational Institute, Inc.	2,500	7,106
Tokyo Keiki, Inc.	4,200	71,994
Tokyo Kiraboshi Financial Group, Inc.	5,624	174,298
Tokyo Rope Manufacturing Co. Ltd.	2,800	26,473
Tokyo Sangyo Co. Ltd.	5,500	26,037
Tokyo Steel Manufacturing Co. Ltd. (d)	16,200	177,470
Tokyo Tekko Co. Ltd. (d)	2,000	69,407
Tokyo Theatres Co., Inc. (d)	2,900	21,334
Tokyotokeiba Co. Ltd.	4,200	124,188
Tokyu Construction Co. Ltd.	21,400	116,928
Toli Corp.	15,600	42,738
Tomato Bank Ltd.	4,200	35,187
Tomen Devices Corp.	800	34,732
Tomoe Corp.	9,800	47,963
Tomoe Engineering Co. Ltd.	2,100	61,042
Tomoku Co. Ltd.	3,000	52,150
TOMONY Holdings, Inc. (d)	40,500	111,474
Tomy Co. Ltd.	21,000	383,524
Tonami Holdings Co. Ltd.	1,300	39,201
Topcon Corp.	26,400	305,314
Topre Corp.	9,800	166,705
Topy Industries Ltd.	4,000	71,289
Torex Semiconductor Ltd.	500	6,073
Toridoll Holdings Corp. (d)	6,500	177,570
Torigoe Co. Ltd.	6,000	28,184
Torii Pharmaceutical Co. Ltd.	3,500	95,311
Torishima Pump Manufacturing Co. Ltd.	5,200	96,918
Tosei Corp.	7,100	112,509
Toshiba TEC Corp.	6,000	119,423
Totech Corp. (d)	2,100	41,713
Totetsu Kogyo Co. Ltd.	6,500	128,169
Tottori Bank Ltd.	3,700	36,416
Toukei Computer Co. Ltd.	600	14,191
Towa Bank Ltd.	9,000	42,740
Towa Corp. (d)	5,700	379,175
Towa Pharmaceutical Co. Ltd.	6,800	131,655
Toyo Construction Co. Ltd. (d)	25,499	218,597
Toyo Corp.	7,900	80,055
Toyo Denki Seizo KK	3,200	25,161
Toyo Engineering Corp.	8,200	51,764
Toyo Gosei Co. Ltd. (d)	800	51,402
Toyo Kanetsu KK	2,000	58,797
Toyo Machinery & Metal Co. Ltd.	6,000	30,351
Toyo Securities Co. Ltd.	14,100	37,131
Toyo Tanso Co. Ltd.	3,600	191,906
Toyo Tire Corp.	10,000	189,041
Toyo Wharf & Warehouse Co. Ltd.	2,500	23,031
Toyobo Co. Ltd.	22,100	162,446
TPR Co. Ltd. (d)	6,300	98,113
Traders Holdings Co. Ltd.	2,800	13,344
Trancom Co. Ltd.	2,000	80,237
Trans Genic, Inc.	2,700	4,281
Transaction Co. Ltd.	1,400	21,091
Transcosmos, Inc.	4,200	85,595
TRE Holdings Corp.	5,600	44,558
Trusco Nakayama Corp.	11,300	191,328
TS Tech Co. Ltd.	20,700	262,953
TSI Holdings Co. Ltd. (d)	14,405	74,933
Tsubaki Nakashima Co. Ltd.	10,100	55,330
Tsubakimoto Chain Co.	6,300	211,901
Tsubakimoto Kogyo Co. Ltd.	3,600	53,222
Tsugami Corp.	10,600	80,494
Tsukishima Holdings Co. Ltd. (d)	7,200	67,403
Tsukuba Bank Ltd.	19,200	38,270
Tsumura & Co.	15,000	374,159
Tsurumi Manufacturing Co. Ltd. (d)	4,500	111,281
Tsutsumi Jewelry Co. Ltd.	700	9,588
TV Asahi Holdings Corp.	6,300	86,769
Tv Tokyo Holdings Corp.	1,800	35,235
TYK Corp.	6,000	18,947
U-Next Holdings Co. Ltd.	2,700	92,511
UACJ Corp.	7,985	228,159
UBE Corp.	21,300	379,377
Ubicom Holdings, Inc.	500	4,186

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Uchida Yoko Co. Ltd.	2,100	$95,874
Ueki Corp.	2,200	24,029
ULS Group, Inc.	600	16,295
Union Tool Co. (d)	2,900	85,078
Unipres Corp. (d)	10,600	81,481
United Arrows Ltd.	3,100	39,955
United Super Markets Holdings, Inc. (d)	15,500	102,091
UNITED, Inc.	6,000	35,150
Unitika Ltd. (a)	15,600	17,158
Universal Entertainment Corp.	6,100	77,609
Urbanet Corp. Co. Ltd.	4,500	12,469
Ushio, Inc. (d)	23,100	295,163
UT Group Co. Ltd.	6,600	154,282
V Technology Co. Ltd.	2,700	44,470
V-Cube, Inc. (a)	2,100	3,620
Valor Holdings Co. Ltd. (d)	9,000	147,025
Valqua Ltd. (d)	4,600	153,923
Value HR Co. Ltd.	2,000	17,646
ValueCommerce Co. Ltd.	4,300	30,370
Vector, Inc.	8,200	63,519
Vertex Corp.	3,000	32,665
Village Vanguard Co. Ltd. (a)	2,300	15,926
Vision, Inc. (a)	4,000	32,315
Visional, Inc. (a)	1,900	121,731
Vital KSK Holdings, Inc.	9,100	74,777
VT Holdings Co. Ltd.	19,800	70,044
Wacoal Holdings Corp. (d)	10,100	246,327
Wacom Co. Ltd. (d)	1,800	7,713
Wakachiku Construction Co. Ltd.	1,900	45,621
Wakita & Co. Ltd.	9,700	102,387
Warabeya Nichiyo Holdings Co. Ltd.	3,700	67,057
Waseda Academy Co. Ltd.	1,400	14,590
Watahan & Co. Ltd.	3,200	32,818
Watts Co. Ltd.	1,900	8,384
WDB Holdings Co. Ltd.	2,700	41,071
Weathernews, Inc.	1,500	50,596
Welbe, Inc.	2,300	16,494
Wellneo Sugar Co. Ltd.	2,400	36,631
Wellnet Corp.	4,400	16,298
West Holdings Corp. (d)	5,629	106,567
Will Group, Inc.	4,200	29,335
WingArc1st, Inc.	1,800	36,258
Wood One Co. Ltd.	2,600	18,037
World Co. Ltd.	5,000	69,019
World Holdings Co. Ltd.	2,500	42,248
Wowow, Inc.	2,200	16,401
Xebio Holdings Co. Ltd.	7,300	46,587
Yahagi Construction Co. Ltd.	7,300	74,681
YAKUODO Holdings Co. Ltd.	2,900	50,372
YAMABIKO Corp.	7,900	104,722
YAMADA Consulting Group Co. Ltd.	3,100	36,271
Yamagata Bank Ltd.	6,900	53,415
Yamaguchi Financial Group, Inc. (d)	42,800	434,307
Yamaichi Electronics Co. Ltd. (d)	6,100	97,435
Yamanashi Chuo Bank Ltd. (d)	6,300	78,127
Yamatane Corp.	2,600	50,831
Yamato Corp.	5,000	35,875
Yamaura Corp. (d)	2,800	26,789
Yamaya Corp.	1,150	24,480
Yamazawa Co. Ltd.	1,000	8,230
Yamazen Corp.	15,000	132,606
Yaoko Co. Ltd. (d)	2,600	156,105
Yashima Denki Co. Ltd.	7,500	77,216
Yasuda Logistics Corp.	4,900	39,017
Yasunaga Corp. (d)	1,700	8,058
Yellow Hat Ltd.	9,200	120,354
Yodogawa Steel Works Ltd. (d)	5,500	166,260
Yokogawa Bridge Holdings Corp.	8,600	165,892
Yokorei Co. Ltd.	12,500	85,007
Yokowo Co. Ltd.	4,300	43,783
Yomeishu Seizo Co. Ltd.	2,400	29,653
Yondenko Corp.	2,400	63,310
Yondoshi Holdings, Inc.	4,600	56,420
Yonex Co. Ltd. (d)	9,500	69,514
Yorozu Corp. (d)	6,500	41,382
Yoshinoya Holdings Co. Ltd.	16,100	359,149
Yotai Refractories Co. Ltd.	4,100	39,678
Yuasa Funashoku Co. Ltd.	1,300	30,658
Yuasa Trading Co. Ltd.	4,400	153,548
Yuken Kogyo Co. Ltd.	1,300	19,912
Yukiguni Maitake Co. Ltd.	2,100	14,663
Yurtec Corp.	10,300	100,675
Yushin Precision Equipment Co. Ltd.	2,900	13,122
Yushiro Chemical Industry Co. Ltd.	3,700	54,505
Yutaka Giken Co. Ltd.	600	10,474
Zaoh Co. Ltd.	800	13,449
Zenrin Co. Ltd.	9,750	54,866
ZERIA Pharmaceutical Co. Ltd.	2,800	39,125
ZIGExN Co. Ltd.	8,400	33,401
Zojirushi Corp.	900	8,545
Zuiko Corp.	4,000	36,755

		127,813,946

Jersey, Channel Islands—0.1%
Centamin PLC	356,454	508,491

Jordan—0.1%
Hikma Pharmaceuticals PLC	17,728	428,849

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,366	273,814
VP Bank AG - Class A	1,049	109,095

		382,909

Luxembourg—0.3%
ADLER Group SA (a)	1,495	289
Aperam SA	10,690	337,904
Befesa SA	9,306	320,091
L’Occitane International SA	51,500	208,405
RTL Group SA (d)	1,635	55,173
SES SA	84,181	561,007

		1,482,869

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Macau—0.0%
MECOM Power & Construction Ltd. (a)	211,500	$4,703
SJM Holdings Ltd. (a) (d)	384,249	117,379

		122,082

Malta—0.0%
Gaming Innovation Group, Inc. (a)	5,882	18,426

Mongolia—0.0%
Mongolian Mining Corp. (a)	33,000	38,317

Netherlands—2.0%
Aalberts NV	21,747	1,044,567
Acomo NV	2,850	53,978
Alfen NV (a) (d)	4,827	260,279
AMG Critical Materials NV (d)	6,652	150,735
Arcadis NV	18,701	1,144,355
Basic-Fit NV (a) (d)	8,733	194,635
BE Semiconductor Industries NV	14,828	2,263,960
Brack Capital Properties NV (a)	856	54,057
Brunel International NV	6,045	66,351
Corbion NV	15,315	327,753
CTP NV	12,784	227,688
Flow Traders Ltd. (d)	8,710	171,580
ForFarmers NV	10,101	28,279
Fugro NV (a)	26,059	638,238
Just Eat Takeaway.com NV (a) (d)	975	14,521
Kendrion NV (d)	3,766	55,791
Koninklijke BAM Groep NV	68,574	259,545
Koninklijke Heijmans NV	6,019	111,358
Koninklijke Vopak NV	13,444	518,031
Nedap NV	1,575	114,837
New World Resources PLC - Class A (a) (b) (c)	11,898	0
OCI NV	12,506	342,270
Pharming Group NV (a) (d)	76,183	83,666
PostNL NV	85,361	116,118
Redcare Pharmacy NV (a)	434	71,005
SBM Offshore NV	29,300	468,320
SIF Holding NV (a)	1,469	16,953
Signify NV	28,840	888,111
Sligro Food Group NV (d)	6,049	91,495
TKH Group NV	10,606	451,360
TomTom NV (a)(d)	18,862	150,755
Van Lanschot Kempen NV	6,057	205,664

		10,586,255

New Zealand—0.3%
Air New Zealand Ltd.	216,039	77,827
Arvida Group Ltd.	96,446	63,958
Briscoe Group Ltd.	13,123	35,825
Channel Infrastructure NZ Ltd. (d)	39,302	35,692
Chorus Ltd.	29,655	136,302
Delegat Group Ltd.	6,671	26,342
Eroad Ltd. (a)	7,847	3,846
Freightways Group Ltd.	26,416	139,733
Gentrack Group Ltd. (a)	7,810	41,524
Hallenstein Glasson Holdings Ltd.	13,182	50,753
Heartland Group Holdings Ltd. (d)	132,128	101,073
Investore Property Ltd.	48,686	33,744
KMD Brands Ltd.	106,864	35,127
Manawa Energy Ltd.	13,980	38,017
Michael Hill International Ltd.	82,929	36,165
NZME Ltd.	71,247	40,859
NZX Ltd.	84,972	53,426
Oceania Healthcare Ltd.	113,418	42,715
Pacific Edge Ltd. (a)	89,677	4,550
PGG Wrightson Ltd.	5,854	7,621
Restaurant Brands New Zealand Ltd.	7,507	15,701
Sanford Ltd.	17,782	40,648
Scales Corp. Ltd.	25,709	51,462
Serko Ltd. (a)	5,880	13,661
Skellerup Holdings Ltd.	34,311	92,284
SKY Network Television Ltd.	38,232	64,641
SKYCITY Entertainment Group Ltd.	133,795	166,280
Steel & Tube Holdings Ltd. (d)	51,732	32,148
Summerset Group Holdings Ltd.	23,059	157,162
Synlait Milk Ltd. (a) (b) (c) (d)	17,226	7,742
Tourism Holdings Ltd.	27,545	52,351
TOWER Ltd. (a)	53,852	22,383
Turners Automotive Group Ltd.	9,008	24,757
Warehouse Group Ltd.	26,369	24,424

		1,770,743

Norway—0.6%
2020 Bulkers Ltd.	3,023	41,589
ABG Sundal Collier Holding ASA	134,443	75,604
AF Gruppen ASA	720	9,234
Akastor ASA (a)	47,184	47,765
Aker Carbon Capture ASA (a)	38,063	20,338
AMSC ASA	16,816	42,356
ArcticZymes Technologies ASA (a)	4,578	12,388
Atea ASA	14,965	179,347
Austevoll Seafood ASA	3,599	28,291
Avance Gas Holding Ltd.	2,240	25,544
Axactor ASA (a)	50,628	21,780
B2 Impact ASA	54,575	40,435
Belships ASA	6,016	11,603
Bluenord ASA (a)	3,930	207,399
Bonheur ASA	5,418	119,542
Borregaard ASA	9,707	169,164
Bouvet ASA	11,240	63,895
BW Offshore Ltd.	24,958	62,756
Cloudberry Clean Energy ASA (a)	5,774	5,294
Crayon Group Holding ASA (a)	9,599	71,087
DNO ASA	94,590	85,433
Elmera Group ASA	17,814	56,357
Europris ASA	42,752	307,859
Gram Car Carriers ASA	1,482	27,298
Grieg Seafood ASA	10,403	65,153
Hexagon Composites ASA (a)	32,350	56,056
Hexagon Purus ASA (a)	12,472	7,158
Itera ASA	17,553	19,274
Kid ASA	4,010	52,476

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Kitron ASA	28,832	$90,512
Klaveness Combination Carriers ASA	2,039	17,703
LINK Mobility Group Holding ASA (a)	18,904	34,632
Medistim ASA	1,762	30,315
MPC Container Ships ASA	39,419	45,693
Multiconsult ASA	1,528	20,821
Nekkar ASA (a)	8,927	8,221
Norbit ASA	2,097	13,354
Norske Skog ASA	5,807	17,980
Norwegian Air Shuttle ASA (a)	68,212	103,564
Odfjell Drilling Ltd.	25,648	115,997
Odfjell SE - A Shares	1,949	24,591
OKEA ASA	884	2,040
Panoro Energy ASA	4,804	11,894
Pareto Bank ASA	2,287	12,380
PGS ASA (a)	142,218	102,735
Protector Forsikring ASA	12,572	262,926
REC Silicon ASA (a)	64,361	63,706
Scatec ASA	10,806	72,086
Selvaag Bolig ASA	13,262	44,477
Sparebank 1 Oestlandet	3,002	34,514
SpareBank 1 Sorost-Norge	3,854	23,830
Sparebanken More (a)	2,450	20,587
Veidekke ASA	22,122	240,174
Wilh Wilhelmsen Holding ASA - Class A	2,124	68,296
XXL ASA (a)(d)	193,565	16,605
Zaptec ASA (a)	7,253	11,589

		3,443,697

Peru—0.0%
Hochschild Mining PLC (a)	95,965	154,146

Philippines—0.0%
Del Monte Pacific Ltd.	77,636	6,840

Poland—0.1%
InPost SA (a)	16,422	253,093

Portugal—0.4%
Altri SGPS SA	22,337	125,988
Banco Comercial Portugues SA - Class R (a)	2,143,248	723,378
Corticeira Amorim SGPS SA	2,047	21,703
CTT-Correios de Portugal SA	24,574	109,464
Greenvolt-Energias Renovaveis SA (a)	9,644	84,851
Mota-Engil SGPS SA	25,385	131,759
Navigator Co. SA (d)	64,155	280,217
NOS SGPS SA	53,329	208,570
REN - Redes Energeticas Nacionais SGPS SA	112,114	266,066
Sonae SGPS SA	236,930	224,833

		2,176,829

Singapore—1.1%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd.	46,700	75,777
Avarga Ltd. (a)	46,000	6,100
Banyan Tree Holdings Ltd. (a)	97,700	27,845
Best World International Ltd. (a)	17,862	28,045
Bonvests Holdings Ltd.	18,000	11,931
Boustead Singapore Ltd.	82,025	58,341
Bukit Sembawang Estates Ltd.	56,100	130,861
BW LPG Ltd.	16,087	180,856
Capitaland India Trust	220,172	171,328
Centurion Corp. Ltd.	98,400	30,959
China Aviation Oil Singapore Corp. Ltd.	55,000	36,869
Chuan Hup Holdings Ltd.	125,000	17,136
ComfortDelGro Corp. Ltd.	398,200	412,643
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	23,032
Creative Technology Ltd. (a)	16,300	14,603
CSE Global Ltd.	114,300	36,411
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Delfi Ltd.	80,600	53,729
Ezion Holdings Ltd. (a) (b) (c)	753,729	1
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard Ltd.	76,120	56,370
First Resources Ltd.	97,300	98,739
Food Empire Holdings Ltd.	54,000	54,412
Fraser & Neave Ltd.	36,400	28,058
Frencken Group Ltd.	57,600	71,284
Fu Yu Corp. Ltd.	98,800	8,698
Gallant Venture Ltd. (a)	257,900	24,830
Geo Energy Resources Ltd.	155,000	39,555
Golden Agri-Resources Ltd.	1,125,500	226,049
GuocoLand Ltd.	68,800	76,432
Haw Par Corp. Ltd.	18,900	135,506
Hiap Hoe Ltd.	58,000	28,050
Ho Bee Land Ltd.	49,800	62,674
Hong Fok Corp. Ltd.	90,940	55,904
Hong Leong Asia Ltd.	52,600	23,556
Hong Leong Finance Ltd.	43,900	80,961
Hotel Grand Central Ltd.	26,435	15,456
Hour Glass Ltd.	51,300	60,789
HRnetgroup Ltd.	67,700	36,351
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	25,500	125,905
IGG, Inc. (a)	192,000	80,964
Indofood Agri Resources Ltd.	152,000	33,782
InnoTek Ltd.	17,400	5,729
Japfa Ltd.	98,670	19,379
Kenon Holdings Ltd.	892	23,364
Keppel Infrastructure Trust	823,428	301,915
KSH Holdings Ltd.	25,700	4,778
Low Keng Huat Singapore Ltd.	122,600	28,147
Metro Holdings Ltd.	141,600	51,390
Mewah International, Inc.	110,000	22,811
Midas Holdings Ltd. (a) (b) (c)	452,000	0
mm2 Asia Ltd. (a)	449,400	7,006
Nanofilm Technologies International Ltd.	29,200	15,468
Netlink NBN Trust	345,500	218,719
NSL Ltd.	15,000	7,889
OM Holdings Ltd.	21,506	6,091
OUE Ltd.	70,300	56,754
Oxley Holdings Ltd. (a)	268,718	17,309
Pan-United Corp. Ltd.	53,750	17,515

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Propnex Ltd.	15,400	$10,499
PSC Corp. Ltd.	19,000	5,002
Q&M Dental Group Singapore Ltd.	50,160	9,293
QAF Ltd.	74,167	46,427
Raffles Education Ltd. (a)	335,506	11,776
Raffles Medical Group Ltd.	178,511	137,406
Rickmers Maritime (a) (b) (c)	110,000	0
SATS Ltd. (a)	123,039	236,968
SBS Transit Ltd.	25,600	49,301
Sheng Siong Group Ltd.	146,100	165,531
SHS Holdings Ltd.	47,000	4,177
SIA Engineering Co. Ltd.	55,200	92,405
SIIC Environment Holdings Ltd.	220,300	26,759
Sinarmas Land Ltd.	618,500	74,196
Sing Holdings Ltd.	82,000	20,041
Singapore Land Group Ltd.	20,800	27,560
Singapore Post Ltd.	259,000	80,546
Stamford Land Corp. Ltd.	220,201	64,409
StarHub Ltd.	117,100	102,348
Straits Trading Co. Ltd.	14,224	15,486
Swiber Holdings Ltd. (a) (b) (c)	235,498	0
Thomson Medical Group Ltd.	328,600	12,665
Tuan Sing Holdings Ltd.	189,225	35,016
UMS Holdings Ltd.	132,112	132,247
United Overseas Insurance Ltd.	4,000	17,834
UOB-Kay Hian Holdings Ltd.	135,107	138,065
Venture Corp. Ltd.	36,900	389,764
Vicom Ltd.	26,000	26,769
Wee Hur Holdings Ltd.	85,000	11,648
Wing Tai Holdings Ltd.	109,921	114,795
Yeo Hiap Seng Ltd.	20,155	8,730

		5,612,720

Spain—2.4%
Acerinox SA	35,335	387,530
Aedas Homes SA	1,081	20,271
Almirall SA	19,817	176,551
Amper SA (a) (d)	302,851	26,696
Applus Services SA	31,502	388,795
Atresmedia Corp. de Medios de Comunicacion SA	23,928	114,421
Azkoyen SA	3,142	20,542
Banco de Sabadell SA	1,284,673	2,016,889
Bankinter SA (d)	169,125	1,236,842
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings SA	12,772	356,899
CIE Automotive SA	9,875	283,241
Construcciones y Auxiliar de Ferrocarriles SA	4,120	150,187
Distribuidora Internacional de Alimentacion SA (a)	2,455,491	33,376
Ebro Foods SA (d)	14,580	242,867
eDreams ODIGEO SA (a)	17,603	128,201
Elecnor SA	8,759	181,841
Enagas SA	52,283	776,973
Ence Energia y Celulosa SA (d)	32,907	114,543
Ercros SA (d)	20,859	78,989
Faes Farma SA	79,672	270,166
Fluidra SA	14,698	347,626
Gestamp Automocion SA	22,065	70,892
Global Dominion Access SA	22,659	82,259
Grenergy Renovables SA (a) (d)	1,152	30,254
Grifols SA (a)	10,113	90,880
Grupo Catalana Occidente SA	8,863	338,858
Grupo Empresarial San Jose SA (d)	8,320	36,264
Iberpapel Gestion SA	1,128	22,636
Indra Sistemas SA (d)	40,952	848,576
Laboratorios Farmaceuticos Rovi SA	4,590	400,386
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (d)	186,237	185,796
Mapfre SA	182,747	461,785
Melia Hotels International SA (a)	31,617	255,517
Miquel y Costas & Miquel SA	8,745	110,387
Neinor Homes SA	4,237	46,443
Obrascon Huarte Lain SA (a)	47,913	18,094
Pharma Mar SA	2,214	68,597
Prim SA	3,013	32,846
Promotora de Informaciones SA - Class A (a)	83,921	31,779
Prosegur Cash SA	28,432	14,694
Realia Business SA	109,360	120,345
Sacyr SA	101,249	373,384
Solaria Energia y Medio Ambiente SA (a)	19,439	211,943
Talgo SA	23,239	112,659
Tecnicas Reunidas SA (a)	11,864	96,203
Tubacex SA	28,472	102,443
Unicaja Banco SA	267,421	330,977
Vidrala SA	5,440	564,642
Viscofan SA	9,786	621,650
Vocento SA	18,128	15,998

		13,050,633

Sweden — 2.5%
AcadeMedia AB	21,250	96,364
AddLife AB - Class B	6,958	72,729
Addnode Group AB	29,228	312,317
AFRY AB	16,879	269,135
Alimak Group AB	13,678	125,133
Alleima AB	11,513	77,607
Alligo AB - Class B	8,890	127,902
Ambea AB	6,559	39,022
Annehem Fastigheter AB - Class B (a) (d)	11,788	20,153
AQ Group AB	1,582	79,070
Arise AB	2,539	9,734
Arjo AB - B Shares	55,404	264,479
Attendo AB (a)	28,610	109,048
Beijer Alma AB	13,962	252,259
Bergman & Beving AB	9,571	187,303
Betsson AB - Class B	38,092	376,607
BHG Group AB (a)	13,680	23,642
Bilia AB - A Shares	20,857	266,864
BioGaia AB - B Shares	3,014	35,170
BioInvent International AB (a)	2,421	3,845
Biotage AB	4,286	72,838
Bonava AB - B Shares (a)	54,204	53,520
Boozt AB (a)	5,455	71,512
Bravida Holding AB	5,903	51,639

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Bufab AB	8,362	$327,712
Bulten AB	4,294	29,486
Bure Equity AB	10,783	345,091
Byggmax Group AB (a)	18,326	61,634
Catella AB	2,281	6,489
Catena AB	6,814	333,168
Cellavision AB	2,146	47,790
Cibus Nordic Real Estate AB publ	2,907	38,081
Clas Ohlson AB - B Shares	14,546	197,048
Cloetta AB - B Shares	61,762	104,927
Coor Service Management Holding AB	24,209	113,364
Corem Property Group AB - Class B (d)	68,633	69,877
Corem Property Group AB - Class D	1,405	30,452
CTT Systems AB	466	14,449
Dios Fastigheter AB	26,164	210,458
Dometic Group AB	8,120	65,647
Dustin Group AB (a)	75,208	88,605
Eastnine AB	5,243	87,163
Elanders AB - B Shares	1,453	16,937
Electrolux Professional AB - Class B	46,563	303,917
Eltel AB (a)	18,428	12,436
Enea AB (a)	4,082	19,643
Eolus Vind AB - B Shares	935	6,486
Ependion AB	7,843	79,131
Ework Group AB	2,864	39,703
Fagerhult Group AB	11,446	78,967
Fastighets AB Trianon (a)	3,988	6,979
FastPartner AB - Class A	10,644	76,569
Ferronordic AB	275	1,775
Fingerprint Cards AB - Class B (a)(d)	51,699	5,064
FormPipe Software AB (a)	2,450	6,703
G5 Entertainment AB	208	2,524
Granges AB	31,689	342,568
Heba Fastighets AB - Class B	19,054	61,750
Hemnet Group AB	8,390	256,639
HMS Networks AB (d)	4,108	177,869
Hoist Finance AB (a)	12,983	64,369
Humana AB (a)	6,890	15,802
Instalco AB	38,975	153,838
Inwido AB	16,291	221,929
ITAB Shop Concept AB	1,944	3,682
JM AB (d)	14,820	302,300
K-fast Holding AB (a)	5,617	11,177
Karnov Group AB (a)	14,120	87,146
KNOW IT AB (d)	6,672	98,471
Lime Technologies AB	1,294	45,571
Lindab International AB	21,935	470,444
Loomis AB	4,615	128,671
Medcap AB (a)	879	31,325
MEKO AB	11,543	129,898
Modern Times Group MTG AB - Class B (a)	23,462	183,135
Momentum Group AB	8,890	107,557
Mycronic AB	717	25,285
NCAB Group AB (d)	20,370	133,499
NCC AB - B Shares	17,089	235,028
Nederman Holding AB	6,257	102,589
Net Insight AB - Class B (a)	74,697	41,251
New Wave Group AB - B Shares	29,604	353,560
Nilorngruppen AB - B Shares	1,106	6,712
Nobia AB (a)	40,224	16,534
Nolato AB - B Shares (d)	47,680	213,006
Nordic Paper Holding AB	2,747	13,627
Nordic Waterproofing Holding AB (d)	6,754	103,490
Norion Bank AB (a)	5,059	22,078
Note AB (a)	2,362	31,864
NP3 Fastigheter AB	8,531	176,133
Nyfosa AB	44,721	440,739
OEM International AB - B Shares	22,800	223,656
Orron Energy AB (a)	9,493	6,298
Ovzon AB (a)	673	838
Peab AB - Class B	17,159	107,919
Platzer Fastigheter Holding AB - Class B	15,422	132,740
Pricer AB - B Shares (a)	45,096	43,081
Proact IT Group AB	8,496	87,749
Ratos AB - B Shares	61,820	203,019
RaySearch Laboratories AB (a)	7,859	84,351
Rejlers AB	1,659	22,240
Rottneros AB	26,936	30,333
Rvrc Holding AB	1,799	11,488
Scandi Standard AB	13,938	93,233
Scandic Hotels Group AB (a) (d)	33,911	198,186
Sdiptech AB - Class B (a)	4,249	103,428
Sensys Gatso Group AB (a)	2,792	21,128
SkiStar AB	13,849	208,602
Softronic AB - B Shares	3,875	9,483
Solid Forsakring AB	2,708	17,583
Stendorren Fastigheter AB (a)	1,576	27,062
Stillfront Group AB (a)	27,529	24,467
Storskogen Group AB - Class B	38,305	20,346
Systemair AB	22,572	161,036
Tethys Oil AB	2,076	6,895
TF Bank AB (a)	690	10,773
Troax Group AB	11,680	268,650
Truecaller AB - Class B (a)(d)	13,719	41,920
VBG Group AB - B Shares	2,838	83,022
Viaplay Group AB (a)	44,160	3,914
Vitec Software Group AB - B Shares	5,020	260,571
Volati AB	1,043	12,158

		13,161,872

Switzerland—7.6%
Accelleron Industries AG	12,319	461,002
Adecco Group AG	29,277	1,157,449
Allreal Holding AG	3,829	657,145
ALSO Holding AG	1,870	485,132
APG SGA SA	390	95,564
Arbonia AG (d)	14,726	196,926
Aryzta AG (a)	240,805	436,895
Ascom Holding AG	3,201	29,212
Autoneum Holding AG (a) (d)	1,045	187,251
Avolta AG (a)	21,834	908,454
Baloise Holding AG	8,025	1,257,152
Banque Cantonale de Geneve	750	239,507

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Banque Cantonale Vaudoise	4,600	$534,724
Basilea Pharmaceutica AG (a)	1,225	51,137
Belimo Holding AG	2,620	1,284,439
Bell Food Group AG	640	191,536
Bellevue Group AG (d)	2,930	68,531
Berner Kantonalbank AG	1,195	323,277
BKW AG	3,307	507,430
Bossard Holding AG - Class A	1,729	419,584
Bucher Industries AG	1,798	790,974
Burckhardt Compression Holding AG	714	447,197
Burkhalter Holding AG	555	60,122
Bystronic AG	398	210,440
Calida Holding AG (d)	1,703	55,117
Carlo Gavazzi Holding AG	124	44,686
Cembra Money Bank AG	7,756	648,980
Cicor Technologies Ltd. (a) (d)	644	36,704
Cie Financiere Tradition SA	607	92,545
Clariant AG (a)	57,069	771,213
Coltene Holding AG	1,092	69,721
Comet Holding AG	1,743	607,028
Daetwyler Holding AG (d)	1,318	271,797
DKSH Holding AG	9,849	669,933
dormakaba Holding AG	861	452,811
EDAG Engineering Group AG	3,171	43,449
EFG International AG	23,424	292,417
Emmi AG	591	586,437
Energiedienst Holding AG	3,633	159,306
Feintool International Holding AG (d)	1,764	37,126
Fenix Outdoor International AG	1,091	70,325
Ferrexpo PLC (a)	523	288
Flughafen Zurich AG	5,235	1,187,433
Forbo Holding AG	276	352,560
Fundamenta Real Estate AG	4,539	79,018
Galenica AG	13,170	1,098,087
GAM Holding AG (a)	30,739	8,914
Georg Fischer AG	21,135	1,566,378
Gurit Holding AG - Class BR (a)	1,066	78,432
Helvetia Holding AG	10,528	1,450,979
Hiag Immobilien Holding AG	1,482	130,144
Highlight Communications AG (a)	7,829	20,767
HOCHDORF Holding AG (a) (d)	174	1,428
Huber & Suhner AG	4,607	389,195
Hypothekarbank Lenzburg AG	3	14,038
Implenia AG	4,062	147,176
Ina Invest Holding AG (a)	1,388	26,163
Inficon Holding AG	501	731,608
Interroll Holding AG	210	698,297
Intershop Holding AG	318	228,474
Investis Holding SA	421	45,376
IWG PLC (a)	194,505	472,951
Jungfraubahn Holding AG	970	194,247
Kardex Holding AG	2,082	583,932
Komax Holding AG (d)	1,115	216,062
Kongsberg Automotive ASA (a)	156,504	21,694
Kudelski SA (a)	13,221	23,158
Landis & Gyr Group AG	4,662	357,773
LEM Holding SA	144	272,400
Luzerner Kantonalbank AG (d)	4,993	391,423
Medacta Group SA	1,064	144,399
Medmix AG	5,258	93,402
Meier Tobler Group AG (a)	1,369	51,075
Metall Zug AG - B Shares	62	90,749
Mikron Holding AG	2,145	44,119
Mobilezone Holding AG (d)	12,863	211,784
Mobimo Holding AG	2,004	575,437
Novavest Real Estate AG (a)	468	17,591
OC Oerlikon Corp. AG (d)	53,535	235,733
Orascom Development Holding AG (a) (d)	4,230	22,046
Orell Fuessli AG (d)	331	28,260
Orior AG	1,947	143,558
Phoenix Mecano AG (a)	244	123,375
Plazza AG - Class A	222	75,817
PSP Swiss Property AG	11,769	1,541,967
Resurs Holding AB	27,086	39,256
Rieter Holding AG (d)	686	99,186
Romande Energie Holding SA	2,775	165,544
Schweiter Technologies AG	286	161,032
Schweizerische Nationalbank (a)	5	22,842
Sensirion Holding AG (a) (d)	1,120	82,811
SFS Group AG (d)	5,084	667,987
Siegfried Holding AG	1,138	1,161,457
SIG Group AG	2,682	59,462
SKAN Group AG	131	12,360
St. Galler Kantonalbank AG	791	426,232
Stadler Rail AG (d)	4,535	144,398
Sulzer AG	5,258	639,112
Swiss Prime Site AG	15,133	1,426,957
Swiss Steel Holding AG (a)	161,565	12,850
Swissquote Group Holding SA	3,768	1,057,809
Temenos AG	15,465	1,107,598
TX Group AG	920	151,989
u-blox Holding AG	2,020	194,422
V-ZUG Holding AG (a)	780	51,637
Valiant Holding AG	4,473	524,730
Vaudoise Assurances Holding SA	171	85,136
Vetropack Holding AG	3,634	131,178
Vontobel Holding AG (d)	7,238	438,782
VZ Holding AG	3,926	478,726
Walliser Kantonalbank	1,345	172,250
Warteck Invest AG	53	107,839
Ypsomed Holding AG	692	276,480
Zehnder Group AG (a)	2,819	186,728
Zug Estates Holding AG - B Shares	83	167,503
Zuger Kantonalbank AG	45	399,179

		40,751,854

Taiwan—0.0%
FIT Hon Teng Ltd. (a)	80,000	20,466

Tanzania—0.0%
Helios Towers PLC (a)	110,176	131,949

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Arab Emirates—0.0%
Network International Holdings PLC (a)	11,307	$56,115
Shelf Drilling Ltd. (a) (d)	19,770	46,268

		102,383

United Kingdom—12.2%
4imprint Group PLC	7,046	564,639
abrdn PLC (d)	108,666	193,863
Accesso Technology Group PLC (a)	2,402	16,251
Advanced Medical Solutions Group PLC	23,347	57,779
AG Barr PLC	33,154	243,628
AJ Bell PLC	59,750	227,938
Alfa Financial Software Holdings PLC	10,992	23,516
Allfunds Group PLC	2,273	16,437
Alliance Pharma PLC	95,282	47,877
Anglo-Eastern Plantations PLC	5,782	50,773
AO World PLC (a)	30,384	38,678
Ascential PLC (a)	79,762	306,233
Ashmore Group PLC	97,994	241,834
Ashtead Technology Holdings PLC	6,612	63,482
ASOS PLC (a) (d)	1,729	8,367
Auction Technology Group PLC (a)	2,941	22,985
Avon Rubber PLC	8,677	118,498
Babcock International Group PLC	152,440	1,000,112
Bakkavor Group PLC	37,729	51,312
Balfour Beatty PLC	173,040	835,770
Beazley PLC	133,083	1,119,253
Begbies Traynor Group PLC (d)	20,686	27,939
Bellway PLC	28,810	968,647
Bloomsbury Publishing PLC	28,218	187,939
Bodycote PLC	59,365	521,414
boohoo Group PLC (a) (d)	68,276	30,988
Braemar PLC	7,120	23,589
Breedon Group PLC	23,354	113,202
Bridgepoint Group PLC	21,750	71,305
Britvic PLC	74,790	775,237
Brooks Macdonald Group PLC	486	11,084
Bytes Technology Group PLC	49,945	321,824
Capita PLC (a)	344,633	57,417
Capricorn Energy PLC	39,423	87,116
Card Factory PLC (a)	103,756	121,181
Carr’s Group PLC	19,239	27,804
Castings PLC	2,870	11,992
Centaur Media PLC	92,526	46,118
Central Asia Metals PLC	20,359	50,872
Chemring Group PLC	75,168	344,159
Chesnara PLC	50,709	168,428
Clarkson PLC	8,219	415,992
Close Brothers Group PLC	45,801	242,534
CMC Markets PLC	42,124	115,728
Coats Group PLC	319,324	326,704
Computacenter PLC	22,674	771,552
Concentric AB	9,871	176,505
Costain Group PLC	35,950	33,995
Cranswick PLC	15,838	818,950
Crest Nicholson Holdings PLC	83,456	203,915
Currys PLC (a)	250,394	191,702
CVS Group PLC	15,668	192,811
Darktrace PLC (a)	35,570	196,009
De La Rue PLC (a)	29,662	30,583
Deliveroo PLC (a)	42,312	63,180
DFS Furniture PLC	51,390	71,652
Dialight PLC (a) (d)	5,140	11,321
Diploma PLC	18,104	851,698
Direct Line Insurance Group PLC (a)	196,487	484,204
DiscoverIE Group PLC	15,588	148,669
Domino’s Pizza Group PLC	124,310	540,639
dotdigital group PLC	41,626	45,170
Dr Martens PLC	56,127	62,297
Drax Group PLC	117,307	743,171
DS Smith PLC	114,606	573,257
Dunelm Group PLC	27,630	395,334
easyJet PLC	5,538	39,853
Ecora Resources PLC	51,447	49,685
EKF Diagnostics Holdings PLC	38,020	13,244
Elementis PLC (a)	188,304	352,279
Energean PLC	27,001	373,276
EnQuest PLC (a)	515,849	91,762
Epwin Group PLC	14,369	13,820
Essentra PLC	94,236	209,413
FDM Group Holdings PLC	21,321	92,347
Fevertree Drinks PLC	1,132	17,130
Firstgroup PLC	145,351	330,635
FLEX LNG Ltd. (d)	948	23,577
Flowtech Fluidpower PLC	6,703	6,938
Forterra PLC	58,426	126,987
Foxtons Group PLC	74,860	51,669
Frasers Group PLC (a)	31,394	321,645
Frontier Developments PLC (a) (d)	3,312	5,894
Fuller Smith & Turner PLC - Class A	9,279	69,116
Fund Technologies PLC (a)	3,285	50,990
Funding Circle Holdings PLC (a)	10,326	5,666
Future PLC	1,404	10,903
Galliford Try Holdings PLC	39,862	120,670
Games Workshop Group PLC	8,487	1,076,598
Gamma Communications PLC	15,986	276,015
GB Group PLC	18,971	65,226
Gem Diamonds Ltd. (a)	44,142	4,795
Genel Energy PLC (d)	14,530	15,284
Genuit Group PLC	68,299	379,826
Georgia Capital PLC (a)	7,105	118,967
Gooch & Housego PLC	2,212	14,510
Goodwin PLC	121	8,247
Grafton Group PLC	61,455	777,351
Grainger PLC	204,518	664,895
Greggs PLC	29,520	1,072,143
Gulf Keystone Petroleum Ltd. (a) (d)	64,377	92,059
Gym Group PLC (a)	49,004	70,981
H&T Group PLC	1,027	4,822
Halfords Group PLC	72,677	147,231
Harbour Energy PLC	84,724	294,632
Hargreaves Lansdown PLC	52,847	491,586
Harworth Group PLC	10,757	18,787
Hays PLC	457,753	545,678

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Headlam Group PLC	29,149	$64,693
Helical PLC	38,476	101,012
Henry Boot PLC	14,477	32,923
Hill & Smith PLC	26,057	644,243
Hilton Food Group PLC	19,243	204,535
Hiscox Ltd.	63,107	988,310
Hollywood Bowl Group PLC	35,798	148,882
Howden Joinery Group PLC	81,080	927,150
Hunting PLC	47,371	197,976
Ibstock PLC	123,730	235,430
IDOX PLC (d)	75,537	59,683
IG Group Holdings PLC	57,306	527,706
IMI PLC	24,114	551,921
Impax Asset Management Group PLC	14,750	86,746
Inchcape PLC	94,730	867,074
Indivior PLC (a)	18,853	402,104
IntegraFin Holdings PLC	51,584	180,813
International Distributions Services PLC (a)	142,451	412,206
International Personal Finance PLC	79,366	109,187
iomart Group PLC	16,833	30,891
IP Group PLC	225,731	135,481
IQE PLC (a) (d)	87,265	23,120
ITV PLC	636,123	594,639
J D Wetherspoon PLC (a)	21,503	200,067
James Fisher & Sons PLC (a)	15,436	50,845
James Halstead PLC	59,490	151,033
JET2 PLC	34,034	619,115
John Wood Group PLC (a)	195,202	326,305
Johnson Matthey PLC	18,290	412,752
Johnson Service Group PLC	61,047	101,217
Jupiter Fund Management PLC	156,485	174,895
Just Group PLC	224,609	297,881
Kainos Group PLC	20,314	247,467
Keller Group PLC	23,073	305,447
Kier Group PLC (a)	94,700	157,479
Kin & Carta PLC (a)	25,591	41,536
Kingfisher PLC	9,751	30,671
Lancashire Holdings Ltd.	72,054	562,417
Learning Technologies Group PLC	73,668	79,730
Liontrust Asset Management PLC	12,072	102,647
LSL Property Services PLC	25,826	86,691
Luceco PLC	31,684	55,617
M&C Saatchi PLC	3,677	8,075
Man Group PLC	374,661	1,266,228
Marks & Spencer Group PLC	395,896	1,326,887
Marshalls PLC	23,296	80,780
Marston’s PLC (a)	211,171	75,425
McBride PLC (a)	63,975	80,520
Me Group International PLC	75,262	158,202
Mears Group PLC	36,497	169,838
Metro Bank Holdings PLC (a) (d)	2,816	1,147
Midwich Group PLC	2,355	12,806
Mitchells & Butlers PLC (a)	84,608	240,919
Mitie Group PLC	406,977	538,825
MJ Gleeson PLC	13,112	79,333
Mobico Group PLC	165,517	145,769
Moneysupermarket.com Group PLC	146,027	405,584
Moonpig Group PLC (a)	5,076	10,865
Morgan Advanced Materials PLC	95,467	343,686
Morgan Sindall Group PLC	14,007	410,784
Mortgage Advice Bureau Holdings Ltd.	6,665	76,764
Motorpoint group PLC (a)	14,323	24,277
MP Evans Group PLC	2,300	23,525
N Brown Group PLC (a) (d)	62,840	12,691
Naked Wines PLC (a)	1,427	1,011
NCC Group PLC	88,729	139,241
Next 15 Group PLC	16,972	198,298
Ninety One PLC	93,523	201,279
Norcros PLC	11,343	26,333
Odfjell Technology Ltd.	4,274	25,561
On the Beach Group PLC (a)	32,313	67,369
OSB Group PLC	95,681	455,455
Oxford Instruments PLC	15,582	418,755
Pagegroup PLC	102,025	577,557
Pan African Resources PLC	368,191	104,969
Paragon Banking Group PLC	63,215	551,309
PayPoint PLC	21,008	128,967
Pennon Group PLC	68,031	556,583
Persimmon PLC	36,818	610,887
Petrofac Ltd. (a) (d)	1,704	590
Pets at Home Group PLC	142,598	483,059
Pharos Energy PLC	50,968	13,510
Phoenix Spree Deutschland Ltd. (a)	665	1,267
Pinewood Technologies Group PLC (a)	345,188	167,299
Playtech PLC (a)	73,270	427,089
Polar Capital Holdings PLC	16,568	95,249
Porvair PLC	8,570	67,201
PPHE Hotel Group Ltd.	3,290	58,759
Premier Foods PLC	206,665	388,571
PZ Cussons PLC	74,104	83,814
QinetiQ Group PLC	161,136	742,608
Quilter PLC	370,926	501,412
Rank Group PLC (a)	54,017	47,199
Rathbones Group PLC	10,507	205,575
Reach PLC	103,289	102,430
Record PLC	12,453	10,039
Redde Northgate PLC	57,053	274,490
Redrow PLC	80,746	678,915
Renew Holdings PLC	9,893	115,380
Renewi PLC (a)	25,541	185,459
Renishaw PLC	898	48,154
Renold PLC (a)	238	113
Ricardo PLC	13,452	77,539
Rightmove PLC	8,484	58,799
RM PLC (a)	43,283	30,011
Robert Walters PLC	16,356	84,015
Rotork PLC	207,102	860,341
RS Group PLC	58,984	540,452
RWS Holdings PLC	12,286	29,158
S&U PLC	1,188	28,115
S4 Capital PLC (a)	28,030	18,653
Sabre Insurance Group PLC	49,439	111,872
Saga PLC (a)	8,514	13,180
Savills PLC	43,996	592,809

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Secure Trust Bank PLC	458	$3,815
Senior PLC	144,428	322,625
Serco Group PLC	300,955	721,434
Serica Energy PLC	47,039	112,114
Severfield PLC	100,890	69,783
SIG PLC (a)	255,262	94,079
Smart Metering Systems PLC	21,222	255,000
Smiths News PLC (d)	20,535	12,428
Softcat PLC	30,193	605,110
Spectris PLC	2,509	104,696
Speedy Hire PLC	151,595	48,560
Spire Healthcare Group PLC	62,350	182,575
Spirent Communications PLC	181,575	458,844
SSP Group PLC	185,760	513,890
SThree PLC	41,761	226,361
Studio Retail Group PLC (a) (b) (c)	17,439	0
STV Group PLC	7,194	21,283
Superdry PLC (a) (d)	13,399	4,835
Synthomer PLC (a)	35,511	116,445
Tate & Lyle PLC	97,547	760,084
Taylor Wimpey PLC	16,277	28,210
TBC Bank Group PLC	6,341	257,455
TClarke PLC	15,381	23,976
Telecom Plus PLC	18,238	375,124
THG PLC (a)	29,472	25,739
Topps Tiles PLC	61,961	35,347
TORM PLC - Class A	7,803	266,279
TP ICAP Group PLC	235,823	670,802
Trainline PLC (a)	20,223	94,463
Travis Perkins PLC	50,576	465,448
Trifast PLC	20,432	19,236
TT Electronics PLC	54,423	108,938
Tyman PLC	21,078	76,948
Vanquis Banking Group PLC	52,029	34,629
Verici Dx PLC (a)	760	89
Vertu Motors PLC	46,012	39,218
Vesuvius PLC	68,585	428,403
Victrex PLC	19,606	321,453
Videndum PLC	14,491	52,858
Virgin Money U.K. PLC	239,897	649,167
Vistry Group PLC	71,357	1,107,703
Volex PLC	24,134	87,882
Volution Group PLC	34,155	187,561
Vp PLC (d)	4,147	28,796
Watches of Switzerland Group PLC (a)	47,460	215,136
Watkin Jones PLC	46,386	23,876
WH Smith PLC	30,332	504,014
Wickes Group PLC	76,029	148,830
Wincanton PLC	40,925	309,862
Xaar PLC (a)	18,088	24,199
XPS Pensions Group PLC	15,758	45,953
Young & Co.’s Brewery PLC	1,744	13,210
Young & Co.’s Brewery PLC - Class A	4,640	57,322
Zotefoams PLC	7,268	34,963

		65,069,401

United States—0.8%
ADTRAN Holdings, Inc.	10,268	55,784
Argonaut Gold, Inc. (a)	80,499	23,177
Bausch Health Cos., Inc. (a) (d)	56,435	598,711
Burford Capital Ltd.	39,406	618,245
Diversified Energy Co. PLC	9,570	114,666
Energy Fuels, Inc. (a)(d)	7,296	45,622
Frontage Holdings Corp. (a) (d)	58,000	10,672
MDA Ltd. (a)	16,664	180,966
Ormat Technologies, Inc.	1	37
Primo Water Corp.	2,400	43,704
PureTech Health PLC (a)	49,670	139,773
Reliance Worldwide Corp. Ltd.	176,413	663,213
RHI Magnesita NV	964	42,844
Samsonite International SA (a)	225,900	855,253
Sims Ltd.	43,872	364,844
Sinch AB (a)	59,246	148,310
Varia U.S. Properties AG (d)	1,203	49,222
Viemed Healthcare, Inc. (a)	5,284	49,828

		4,004,871

Total Common Stocks (Cost $491,283,193)		525,722,350

Preferred Stocks—0.4%

Germany—0.4%
Draegerwerk AG & Co. KGaA	3,031	166,436
Einhell Germany AG	82	13,539
FUCHS SE	17,122	847,897
Jungheinrich AG (d)	14,969	553,528
Sixt SE	4,716	345,995
STO SE & Co. KGaA	618	105,452
Villeroy & Boch AG	505	9,943

		2,042,790

Italy—0.0%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	124,606

Total Preferred Stocks (Cost $1,771,229)		2,167,396

Rights—0.0%

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0

Spain—0.0%
Promotora de Informaciones SA (a)	83,921	407

Sweden—0.0%
Nobia AB (a)	40,224	21,419

Total Rights (Cost $107,863)		21,826

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Warrants—0.0%

Security Description	Shares/ Principal Amount*	Value

Australia—0.0%
Arafura Rare Earths Ltd., Expires 06/20/25 (a)	12,974	$474
Panoramic Resources Ltd., Expires 09/16/24 (a)	39,049	0

		474

Italy—0.0%
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0

Total Warrants (Cost $0)		474

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $912,909; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $930,921.	912,656	912,656

Total Short-Term Investments (Cost $912,656)		912,656

Securities Lending Reinvestments (e)—5.7%

Repurchase Agreements—2.4%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,200,545; collateralized by various Common Stock with an aggregate market value of $1,336,586.	1,200,000	1,200,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $50,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $51,167.	50,000	50,000
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $2,414,790; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $2,461,995.	2,413,720	2,413,720
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $6,723,889; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $6,855,339.	6,720,921	6,720,921
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $600,274; collateralized by various Common Stock with an aggregate market value of $669,308.	600,000	600,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $65,029; collateralized by various Common Stock with an aggregate market value of $72,447.	65,000	65,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,331.	2,000,000	2,000,000

		13,049,641

Mutual Funds—3.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (f)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (f)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (f)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (f)	3,000,000	3,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (f)	3,500,000	3,500,000

		17,500,000

Total Securities Lending Reinvestments (Cost $30,549,641)		30,549,641

Total Investments—104.8% (Cost $524,624,582)		559,374,343
Other assets and liabilities (net)—(4.8)%		(25,540,707)

Net Assets—100.0%		$533,833,636

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $68,259,390 and the collateral received consisted of cash in the amount of $30,549,641 and non-cash collateral with a value of $45,713,088. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Machinery	7.0
Banks	5.8
Metals & Mining	5.3
Real Estate Management & Development	4.3
Oil, Gas & Consumable Fuels	4.1
Chemicals	3.7
Capital Markets	3.5
Construction & Engineering	3.3
Electronic Equipment, Instruments & Components	3.2
Food Products	3.1

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$459,663	$35,514,191	$344,052	$36,317,906
Austria	—	7,796,121	0	7,796,121
Belgium	2,183	7,802,695	0	7,804,878
Cambodia	—	111,354	—	111,354
Canada	57,423,229	254,393	1,925	57,679,547
China	542,025	619,381	—	1,161,406
Colombia	169,159	—	—	169,159
Denmark	—	14,284,291	—	14,284,291
Faeroe Islands	—	24,547	—	24,547
Finland	—	10,627,173	—	10,627,173
France	37,153	24,862,424	0	24,899,577
Georgia	—	851,035	—	851,035
Germany	—	30,732,606	—	30,732,606
Ghana	—	163,417	—	163,417
Greece	—	57,672	—	57,672
Greenland	—	13,178	—	13,178
Guernsey, Channel Islands	—	—	0	0
Hong Kong	731,003	8,417,374	10,663	9,159,040
Ireland	—	2,617,483	—	2,617,483
Isle of Man	—	34,712	—	34,712
Israel	190,769	6,343,659	—	6,534,428
Italy	—	23,589,179	0	23,589,179
Japan	—	127,702,273	111,673	127,813,946
Jersey, Channel Islands	—	508,491	—	508,491
Jordan	—	428,849	—	428,849
Liechtenstein	—	382,909	—	382,909
Luxembourg	—	1,482,869	—	1,482,869
Macau	—	122,082	—	122,082
Malta	—	18,426	—	18,426
Mongolia	—	38,317	—	38,317
Netherlands	54,057	10,532,198	0	10,586,255
New Zealand	—	1,763,001	7,742	1,770,743
Norway	—	3,443,697	—	3,443,697
Peru	—	154,146	—	154,146
Philippines	—	6,840	—	6,840
Poland	—	253,093	—	253,093
Portugal	—	2,176,829	—	2,176,829
Singapore	129,771	5,482,947	2	5,612,720
Spain	—	13,050,633	0	13,050,633
Sweden	—	13,161,872	—	13,161,872
Switzerland	—	40,751,854	—	40,751,854

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Taiwan	$—	$20,466	$—	$20,466
Tanzania	—	131,949	—	131,949
United Arab Emirates	—	102,383	—	102,383
United Kingdom	—	65,069,401	0	65,069,401
United States	942,008	3,062,863	—	4,004,871
Total Common Stocks	60,681,020	464,565,273	476,057	525,722,350
Total Preferred Stocks*	—	2,167,396	—	2,167,396
Rights
Austria	—	—	0	0
Spain	407	—	—	407
Sweden	—	21,419	—	21,419
Total Rights	407	21,419	0	21,826
Warrants
Australia	474	—	—	474
Italy	—	0	—	0
Total Warrants	474	0	—	474
Total Short-Term Investment*	—	912,656	—	912,656
Securities Lending Reinvestments
Repurchase Agreements	—	13,049,641	—	13,049,641
Mutual Funds	17,500,000	—	—	17,500,000
Total Securities Lending Reinvestments	17,500,000	13,049,641	—	30,549,641
Total Investments	$78,181,901	$480,716,385	$476,057	$559,374,343

Collateral for Securities Loaned (Liability)	$—	$(30,549,641)	$—	$(30,549,641)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

During the period ended March 31, 2024, transfers into Level 3 in the amount of $445,899 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—61.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Boeing Co. (a)	14,232	$2,746,633
General Dynamics Corp.	24,163	6,825,806
RTX Corp.	23,679	2,309,413

		11,881,852

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	26,369	2,007,736

Automobile Components—0.1%
Goodyear Tire & Rubber Co. (a)	104,814	1,439,096

Banks—1.8%
JPMorgan Chase & Co.	53,818	10,779,745
Wells Fargo & Co.	189,728	10,996,635

		21,776,380

Beverages—1.2%
Constellation Brands, Inc. - Class A	21,270	5,780,335
Monster Beverage Corp. (a)	153,482	9,098,413

		14,878,748

Biotechnology—1.4%
AbbVie, Inc.	40,507	7,376,325
Alnylam Pharmaceuticals, Inc. (a)	2,201	328,939
Amgen, Inc.	1,990	565,797
Apellis Pharmaceuticals, Inc. (a)	5,028	295,546
Ascendis Pharma AS (ADR) (a)	2,169	327,888
Biogen, Inc. (a)	3,028	652,927
Bridgebio Pharma, Inc. (a) (b)	4,278	132,276
Celldex Therapeutics, Inc. (a) (b)	7,844	329,213
Crinetics Pharmaceuticals, Inc. (a)	5,309	248,514
Immunocore Holdings PLC (ADR) (a)	5,508	358,020
Moderna, Inc. (a) (b)	3,262	347,599
Regeneron Pharmaceuticals, Inc. (a)	2,496	2,402,375
Revolution Medicines, Inc. (a)	10,651	343,282
Rocket Pharmaceuticals, Inc. (a)	7,637	205,741
Sarepta Therapeutics, Inc. (a)	2,078	269,018
Syndax Pharmaceuticals, Inc. (a)	8,108	192,970
Ultragenyx Pharmaceutical, Inc. (a)	4,801	224,159
United Therapeutics Corp. (a)	856	196,640
Vaxcyte, Inc. (a)	3,921	267,843
Vertex Pharmaceuticals, Inc. (a)	5,589	2,336,258

		17,401,330

Broadline Retail—3.5%
Amazon.com, Inc. (a)	234,312	42,265,198

Building Products—0.5%
AZEK Co., Inc. (a)	33,045	1,659,520
Builders FirstSource, Inc. (a)	17,814	3,715,110
Johnson Controls International PLC	4,205	274,671
Trane Technologies PLC	2,957	887,691

		6,536,992

Capital Markets—1.7%
ARES Management Corp. - Class A	52,563	6,989,828
KKR & Co., Inc.	40,149	4,038,186
Northern Trust Corp.	50,689	4,507,266
S&P Global, Inc.	11,655	4,958,620

		20,493,900

Chemicals—1.5%
Arcadium Lithium PLC (a) (b)	76,058	327,810
Cabot Corp.	35,126	3,238,617
Celanese Corp.	14,828	2,548,340
FMC Corp.	30,226	1,925,396
Ingevity Corp. (a)	16,030	764,631
Linde PLC	13,880	6,444,762
PPG Industries, Inc.	19,214	2,784,109

		18,033,665

Commercial Services & Supplies—0.5%
Clean Harbors, Inc. (a)	19,324	3,890,115
Waste Connections, Inc.	12,822	2,205,512

		6,095,627

Construction & Engineering—0.0%
Fluor Corp. (a) (b)	12,447	526,259

Consumer Finance—0.5%
American Express Co.	24,969	5,685,192

Consumer Staples Distribution & Retail—0.6%
Performance Food Group Co. (a)	101,954	7,609,847

Containers & Packaging—0.1%
Ball Corp. (b)	14,216	957,590

Electric Utilities—1.2%
Constellation Energy Corp.	7,749	1,432,403
Edison International	48,203	3,409,398
Exelon Corp.	57,427	2,157,532
NextEra Energy, Inc.	45,248	2,891,800
PG&E Corp.	267,584	4,484,708

		14,375,841

Energy Equipment & Services—0.3%
Schlumberger NV	54,250	2,973,442

Entertainment—0.7%
Netflix, Inc. (a)	9,574	5,814,577
Spotify Technology SA (a)	11,491	3,032,475

		8,847,052

Financial Services—2.9%
Berkshire Hathaway, Inc. - Class B (a)	27,505	11,566,403
Block, Inc. (a) (b)	66,503	5,624,824
Corpay, Inc. (a)	8,315	2,565,510
Global Payments, Inc.	25,728	3,438,804
PayPal Holdings, Inc. (a)	26,458	1,772,421

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Financial Services—(Continued)
Visa, Inc. - Class A (b)	17,055	$4,759,709
WEX, Inc. (a) (b)	20,773	4,934,211

		34,661,882

Gas Utilities—0.2%
Atmos Energy Corp. (b)	22,245	2,644,263

Ground Transportation—0.8%
Knight-Swift Transportation Holdings, Inc.	36,853	2,027,652
Ryder System, Inc.	15,315	1,840,710
Uber Technologies, Inc. (a)	81,874	6,303,479

		10,171,841

Health Care Equipment & Supplies—1.5%
Abbott Laboratories	8,766	996,344
Boston Scientific Corp. (a)	73,049	5,003,126
DexCom, Inc. (a)	21,746	3,016,170
Edwards Lifesciences Corp. (a)	35,900	3,430,604
Intuitive Surgical, Inc. (a)	6,734	2,687,472
Stryker Corp.	8,617	3,083,766

		18,217,482

Health Care Providers & Services—2.1%
agilon health, Inc. (a) (b)	272,343	1,661,292
Cencora, Inc. (b)	21,510	5,226,715
Centene Corp. (a)	36,672	2,878,019
Elevance Health, Inc.	7,626	3,954,386
HCA Healthcare, Inc.	12,734	4,247,171
Humana, Inc.	3,369	1,168,100
Molina Healthcare, Inc. (a)	4,083	1,677,419
UnitedHealth Group, Inc.	8,845	4,375,621

		25,188,723

Health Care REITs—0.3%
Welltower, Inc.	36,343	3,395,890

Hotel & Resort REITs—0.2%
Ryman Hospitality Properties, Inc.	23,245	2,687,354

Hotels, Restaurants & Leisure—1.6%
Chipotle Mexican Grill, Inc. (a)	3,198	9,295,850
DoorDash, Inc. - Class A (a)	42,329	5,829,550
Hyatt Hotels Corp. - Class A	24,021	3,834,232

		18,959,632

Household Durables—0.6%
Lennar Corp. - Class A	24,393	4,195,108
Meritage Homes Corp.	3,283	576,035
Skyline Champion Corp. (a)	31,562	2,683,086

		7,454,229

Insurance—2.2%
American International Group, Inc.	61,807	4,831,453
Arch Capital Group Ltd. (a)	39,218	3,625,312

Insurance—(Continued)
Assured Guaranty Ltd.	22,119	1,929,883
Everest Group Ltd.	14,131	5,617,072
Marsh & McLennan Cos., Inc.	8,898	1,832,810
Progressive Corp.	21,040	4,351,493
SiriusPoint Ltd. (a) (b)	149,267	1,897,184
Trupanion, Inc. (a) (b)	67,839	1,873,035

		25,958,242

Interactive Media & Services—3.8%
Alphabet, Inc. - Class A (a)	225,220	33,992,455
Meta Platforms, Inc. - Class A	23,444	11,383,937

		45,376,392

IT Services—0.3%
Squarespace, Inc. - Class A (a)	86,360	3,146,958

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	19,436	2,828,133
Danaher Corp.	23,607	5,895,140
ICON PLC (a)	8,514	2,860,278
Illumina, Inc. (a)	10,503	1,442,272
Thermo Fisher Scientific, Inc.	1,176	683,503

		13,709,326

Machinery—0.8%
Atmus Filtration Technologies, Inc. (a)	25,239	813,958
Flowserve Corp.	21,762	994,088
Fortive Corp.	39,505	3,398,220
Helios Technologies, Inc.	18,545	828,776
Ingersoll Rand, Inc.	13,030	1,237,199
Middleby Corp. (a)	18,008	2,895,506

		10,167,747

Media—0.4%
New York Times Co. - Class A	36,383	1,572,473
Omnicom Group, Inc.	30,105	2,912,960

		4,485,433

Oil, Gas & Consumable Fuels—2.7%
EQT Corp.	36,620	1,357,503
Exxon Mobil Corp.	132,666	15,421,096
Marathon Petroleum Corp.	23,364	4,707,846
Shell PLC (ADR)	118,580	7,949,603
Targa Resources Corp.	22,735	2,546,093

		31,982,141

Passenger Airlines—0.3%
Delta Air Lines, Inc.	86,013	4,117,442

Personal Care Products—0.5%
Haleon PLC (ADR) (b)	660,578	5,608,307

Pharmaceuticals—2.6%
AstraZeneca PLC (ADR)	52,706	3,570,832

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.	16,871	$13,124,963
GSK PLC (ADR)	45,159	1,935,966
Longboard Pharmaceuticals, Inc. (a) (b)	18,900	408,240
Merck & Co., Inc.	68,064	8,981,045
Novartis AG (ADR)	13,366	1,292,893
Structure Therapeutics, Inc. (ADR) (a)	4,984	213,614
Zoetis, Inc.	13,528	2,289,073

		31,816,626

Professional Services—0.5%
Dayforce, Inc. (a) (b)	39,600	2,621,916
Science Applications International Corp.	26,448	3,448,555

		6,070,471

Real Estate Management & Development—0.1%
CoStar Group, Inc. (a)	12,128	1,171,565

Retail REITs—0.2%
Simon Property Group, Inc.	17,230	2,696,323

Semiconductors & Semiconductor Equipment—5.4%
Advanced Micro Devices, Inc. (a)	73,143	13,201,580
First Solar, Inc. (a) (b)	7,019	1,184,807
KLA Corp.	7,859	5,490,062
Marvell Technology, Inc.	46,398	3,288,690
Micron Technology, Inc.	65,800	7,757,162
NVIDIA Corp.	29,202	26,385,759
Texas Instruments, Inc.	43,014	7,493,469

		64,801,529

Software—9.0%
Adobe, Inc. (a)	26,504	13,373,918
Atlassian Corp. - Class A (a)	22,327	4,356,221
HubSpot, Inc. (a)	8,796	5,511,222
Intuit, Inc.	16,106	10,468,900
Microsoft Corp.	141,348	59,467,931
ServiceNow, Inc. (a)	12,745	9,716,788
Synopsys, Inc. (a)	9,789	5,594,413

		108,489,393

Specialized REITs—0.2%
Equinix, Inc.	3,533	2,915,891

Specialty Retail—1.3%
AutoZone, Inc. (a)	1,748	5,509,084
TJX Cos., Inc.	97,752	9,914,008

		15,423,092

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	137,727	23,617,426

Tobacco—0.7%
Philip Morris International, Inc.	93,038	8,524,142

Trading Companies & Distributors—0.1%
AerCap Holdings NV (a)	16,640	1,446,182

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (b)	40,250	6,569,605

Total Common Stocks (Cost $573,952,121)		745,261,276

U.S. Treasury & Government Agencies—26.1%

Agency Sponsored Mortgage - Backed—20.4%
Federal Home Loan Mortgage Corp.
2.000%, 05/01/36	353,970	315,526
2.000%, 06/01/36	122,968	109,611
2.000%, 12/01/40	70,939	59,986
2.000%, 05/01/41	465,212	392,511
2.000%, 12/01/41	499,693	419,448
2.000%, 09/01/50	217,996	174,984
2.000%, 10/01/50	419,536	334,497
2.000%, 02/01/51	635,704	509,752
2.000%, 03/01/51	2,019,563	1,608,690
2.000%, 04/01/51	730,214	580,823
2.000%, 05/01/51	398,003	320,976
2.000%, 08/01/51	166,118	132,389
2.000%, 11/01/51	167,217	133,937
2.000%, 04/01/52	655,341	526,171
2.500%, 05/01/50	218,442	183,592
2.500%, 06/01/50	274,738	229,839
2.500%, 07/01/50	1,563,639	1,305,881
2.500%, 09/01/50	427,728	358,091
2.500%, 11/01/50	480,620	400,627
2.500%, 02/01/51	146,756	123,645
2.500%, 03/01/51	368,173	306,689
2.500%, 05/01/51	182,803	152,166
2.500%, 07/01/51	188,704	157,482
2.500%, 08/01/51	151,112	125,723
2.500%, 10/01/51	284,273	236,660
2.500%, 04/01/52	910,378	755,062
3.000%, 07/01/28	133,843	128,814
3.000%, 08/01/29	81,025	77,699
3.000%, 10/01/32	179,992	170,011
3.000%, 04/01/33	184,074	172,570
3.000%, 11/01/36	357,779	329,329
3.000%, 01/01/37	239,232	220,138
3.000%, 12/01/44	4,634	4,124
3.000%, 08/01/46	407,374	359,095
3.000%, 10/01/46	415,005	365,557
3.000%, 11/01/46	924,557	815,334
3.000%, 12/01/46	268,984	237,294
3.000%, 01/01/47	255,773	225,143
3.000%, 07/01/50	186,802	162,346
3.000%, 08/01/51	71,624	62,233
3.000%, 05/01/52	276,454	240,467
3.500%, 08/01/34	194,674	184,872
3.500%, 08/01/42	49,802	46,080

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 11/01/42	64,963	$59,847
3.500%, 06/01/46	59,190	54,037
3.500%, 10/01/47	249,400	227,679
3.500%, 12/01/47	97,354	88,763
3.500%, 03/01/48	234,028	214,256
3.500%, 12/01/48	152,946	139,449
4.000%, 05/01/42	211,574	200,719
4.000%, 08/01/42	63,214	59,970
4.000%, 09/01/42	93,467	88,669
4.000%, 07/01/44	4,146	3,976
4.000%, 02/01/46	66,789	63,354
4.000%, 04/01/47	34,675	32,853
4.000%, 09/01/48	30,859	29,181
4.000%, 04/01/49	630,192	591,956
4.000%, 05/01/49	125,448	118,832
4.000%, 07/01/49	474,051	447,234
4.500%, 09/01/43	35,100	34,237
4.500%, 11/01/43	307,423	300,352
5.000%, 05/01/39	2,573	2,568
5.000%, 06/01/41	185,745	185,356
5.000%, 09/01/52	4,986,892	4,869,544
5.000%, 11/01/52	321,467	313,956
5.000%, 12/01/52	346,511	338,303
5.000%, 01/01/53	3,327,456	3,248,397
5.000%, 04/01/53	272,761	268,114
5.500%, 07/01/33	36,171	36,893
5.500%, 04/01/39	16,499	16,863
5.500%, 06/01/41	60,131	61,457
5.500%, 02/01/53	541,194	540,665
6.000%, 12/01/52	347,801	354,288
6.000%, 03/01/53	185,421	189,773
6.400%, 1Y RFUCCT + 1.900%, 02/01/41 (c)	3,836	3,838
6.500%, 11/01/53	392,739	404,013
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.370%, 12/25/33 (c) (d)	1,466,926	46,717
0.595%, 03/25/27 (c) (d)	3,945,092	57,975
0.630%, 10/25/26 (c) (d)	1,116,773	13,412
0.744%, 06/25/27 (c) (d)	2,359,494	45,511
0.878%, 11/25/30 (c) (d)	955,504	43,217
1.021%, 10/25/30 (c) (d)	1,645,356	84,128
1.115%, 06/25/30 (c) (d)	3,028,674	168,254
1.123%, 01/25/30 (c) (d)	2,463,308	126,035
1.433%, 05/25/30 (c) (d)	2,348,679	164,541
1.570%, 05/25/30 (c) (d)	1,478,048	111,944
5.355%, 01/25/29 (c)	568,000	583,244
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (e)	8,345	6,743
1.000%, 02/25/51	513,846	430,095
1.750%, 10/15/42	131,592	111,276
2.000%, 07/25/50	139,272	117,389
2.500%, 05/15/28 (d)	37,026	1,277
2.500%, 06/25/50 (d)	723,766	103,627
2.500%, 03/25/52	455,062	398,810
3.000%, 03/15/28 (d)	73,116	2,847

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
3.000%, 05/15/32 (d)	25,528	429
3.000%, 03/15/33 (d)	59,036	4,742
3.000%, 03/25/40	500,000	424,723
3.000%, 05/15/46	235,336	214,209
3.000%, 09/25/51 (d)	690,371	109,822
3.250%, 11/15/41	79,563	72,596
3.500%, 09/15/26 (d)	12,891	347
3.500%, 03/15/27 (d)	10,896	212
3.500%, 03/15/41 (d)	39,772	1,106
3.500%, 10/15/45	100,649	89,813
3.500%, 12/15/46	260,064	236,803
4.000%, 07/15/27 (d)	29,057	517
4.000%, 03/15/28 (d)	24,809	578
4.000%, 06/15/28 (d)	15,151	402
4.000%, 07/15/30 (d)	60,665	3,933
4.000%, 05/25/40 (d)	292,453	43,235
4.000%, 09/15/41	313,952	300,444
4.000%, 03/25/45 (d)	589,007	103,728
4.750%, 07/15/39	178,018	176,782
5.000%, 09/15/33 (d)	76,646	11,540
5.000%, 02/15/48 (d)	112,859	23,830
5.500%, 08/15/33	19,195	19,449
5.500%, 07/15/36	43,082	43,825
5.500%, 06/15/46	61,927	63,000
6.500%, 07/15/36	48,787	50,108
6.500%, 04/15/39 (d)	263,315	48,454
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.220%, SOFR30A + 2.900%, 04/25/42 (144A) (c)	359,000	371,136
8.570%, SOFR30A + 3.250%, 04/25/43 (144A) (c)	325,000	340,654
8.670%, SOFR30A + 3.350%, 05/25/42 (144A) (c)	495,000	517,100
8.670%, SOFR30A + 3.350%, 06/25/43 (144A) (c)	1,105,000	1,168,922
8.720%, SOFR30A + 3.400%, 10/25/41 (144A) (c)	450,000	465,609
8.820%, SOFR30A + 3.500%, 03/25/42 (144A) (c)	115,000	119,888
8.820%, SOFR30A + 3.500%, 05/25/43 (144A) (c)	945,000	997,092
8.870%, SOFR30A + 3.550%, 08/25/42 (144A) (c)	155,000	162,593
8.970%, SOFR30A + 3.650%, 11/25/41 (144A) (c)	426,000	443,553
9.020%, SOFR30A + 3.700%, 09/25/42 (144A) (c)	425,000	450,474
9.320%, SOFR30A + 4.000%, 07/25/42 (144A) (c)	380,000	403,961
9.820%, SOFR30A + 4.500%, 06/25/42 (144A) (c)	600,000	648,815
Federal Home Loan Mortgage Corp. STRIPS 1.500%, 05/15/37 (d)	2,246,150	127,527
2.000%, 06/15/52 (d)	949,316	119,783
2.500%, 03/15/52 (d)	730,628	101,290
Federal National Mortgage Association
1.500%, 09/01/51	1,929,462	1,454,733
2.000%, 05/01/36	401,117	357,548
2.000%, 06/01/36	571,344	509,995
2.000%, 08/01/36	458,709	408,879
2.000%, 09/01/36	271,252	241,784
2.000%, 12/01/36	212,401	189,323
2.000%, 09/01/40	277,103	234,885
2.000%, 12/01/40	1,017,252	859,415
2.000%, 04/01/41	305,659	257,948
2.000%, 05/01/41	97,756	82,496
2.000%, 10/01/41	371,089	311,835

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.000%, 02/01/42	234,458	$198,152
2.000%, 08/01/50	214,112	170,793
2.000%, 12/01/50	585,239	466,420
2.000%, 01/01/51	329,942	269,515
2.000%, 02/01/51	1,956,740	1,560,097
2.000%, 03/01/51	3,252,283	2,586,934
2.000%, 04/01/51	3,480,393	2,765,822
2.000%, 05/01/51	1,209,592	962,147
2.000%, 07/01/51	540,141	431,719
2.250%, 04/01/33	200,057	165,164
2.500%, 06/01/40	637,841	557,086
2.500%, 04/01/50	241,379	201,397
2.500%, 06/01/50	270,400	225,612
2.500%, 07/01/50	46,702	38,927
2.500%, 09/01/50	430,036	358,450
2.500%, 10/01/50	724,439	609,614
2.500%, 01/01/51	310,339	260,820
2.500%, 05/01/51	5,179,883	4,326,195
2.500%, 06/01/51	610,249	506,890
2.500%, 07/01/51	359,182	299,456
2.500%, 08/01/51	192,968	162,975
2.500%, 09/01/51	230,298	191,634
2.500%, 10/01/51	1,658,847	1,379,758
2.500%, 11/01/51	3,311,285	2,780,891
2.500%, 12/01/51	412,577	345,030
2.500%, 01/01/52	407,368	341,854
2.500%, 03/01/52	610,423	507,601
2.500%, 04/01/52	414,299	344,739
2.500%, 01/01/57	531,545	439,415
3.000%, 07/01/28	280,754	270,231
3.000%, 02/01/31	45,154	42,977
3.000%, 08/01/33	126,735	119,749
3.000%, 03/01/37	280,935	258,113
3.000%, 02/01/43	317,070	283,244
3.000%, 03/01/43	401,800	358,809
3.000%, 04/01/43	390,374	348,633
3.000%, 05/01/43	1,011,818	903,341
3.000%, 06/01/43	565,501	503,798
3.000%, 12/01/49	44,125	38,466
3.000%, 02/01/50	186,720	163,940
3.000%, 08/01/50	662,905	577,766
3.000%, 10/01/50	272,019	236,366
3.000%, 12/01/50	371,594	323,005
3.000%, 04/01/51	140,506	122,091
3.000%, 05/01/51	349,556	307,394
3.000%, 06/01/51	75,132	64,935
3.000%, 07/01/51	93,684	81,122
3.000%, 08/01/51	178,896	155,450
3.000%, 10/01/51	213,460	184,666
3.000%, 11/01/51	937,303	810,385
3.000%, 12/01/51	516,499	447,998
3.000%, 01/01/52	243,806	211,326
3.000%, 04/01/52	245,477	213,360
3.000%, 05/01/52	357,869	310,951
3.500%, 03/01/43	13,548	12,468

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.500%, 05/01/43	31,149	28,595
3.500%, 07/01/43	72,626	66,728
3.500%, 08/01/43	635,402	587,074
3.500%, 10/01/44	118,108	108,157
3.500%, 02/01/45	123,877	113,181
3.500%, 01/01/46	138,650	126,445
3.500%, 03/01/46	104,528	95,503
3.500%, 09/01/46	194,963	177,920
3.500%, 10/01/46	85,224	77,710
3.500%, 11/01/46	88,881	81,350
3.500%, 12/01/46	507,674	467,032
3.500%, 05/01/47	176,668	161,094
3.500%, 09/01/47	379,304	346,081
3.500%, 12/01/47	51,899	47,804
3.500%, 01/01/48	216,634	197,529
3.500%, 02/01/48	947,216	867,396
3.500%, 07/01/48	275,268	251,001
3.500%, 11/01/48	57,709	52,620
3.500%, 04/01/52	593,596	537,573
3.500%, 09/01/57	923,811	819,899
3.500%, 05/01/58	533,626	473,595
3.520%, 11/01/32	380,000	348,066
4.000%, 04/01/26	3,160	3,103
4.000%, 02/01/29	53,421	52,846
4.000%, 10/01/40	259,572	245,950
4.000%, 11/01/40	97,374	92,266
4.000%, 12/01/40	71,027	67,298
4.000%, 02/01/41	34,563	32,749
4.000%, 03/01/41	96,225	91,174
4.000%, 06/01/41	297,001	285,366
4.000%, 08/01/42	50,949	48,273
4.000%, 09/01/42	90,709	85,945
4.000%, 03/01/45	10,670	10,108
4.000%, 07/01/45	78,623	74,498
4.000%, 03/01/46	71,615	67,851
4.000%, 05/01/46	20,049	18,979
4.000%, 06/01/46	92,969	87,985
4.000%, 04/01/47	106,863	101,257
4.000%, 10/01/47	379,096	358,626
4.000%, 06/01/48	736,045	696,292
4.000%, 09/01/48	126,709	119,225
4.000%, 01/01/49	429,395	405,261
4.000%, 04/01/49	841,323	789,376
4.000%, 08/01/49	32,033	30,351
4.000%, 04/01/50	572,044	537,549
4.000%, 08/01/51	93,271	88,369
4.000%, 06/01/52	360,531	335,083
4.030%, 06/01/28	290,823	282,310
4.190%, 04/01/28	375,000	366,861
4.370%, 05/01/28	142,918	141,242
4.410%, 04/01/30	290,000	284,609
4.460%, 05/01/28	333,325	329,194
4.500%, 06/01/24	332	331
4.500%, 02/01/25	786	779
4.500%, 04/01/25	336	333

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.500%, 07/01/25	741	$735
4.500%, 06/01/26	29,821	29,573
4.500%, 12/01/37	260,783	258,807
4.500%, 10/01/40	197,693	193,882
4.500%, 09/01/41	21,935	21,512
4.500%, 10/01/41	96,671	94,808
4.500%, 08/01/42	31,706	31,095
4.500%, 09/01/43	438,482	427,210
4.500%, 10/01/43	79,778	77,495
4.500%, 12/01/43	59,696	58,249
4.500%, 01/01/44	150,798	147,086
4.500%, 04/01/49	124,376	120,308
4.500%, 01/01/51	567,311	550,045
4.750%, 04/01/28	95,000	94,693
5.000%, 07/01/41	15,948	15,895
5.000%, 08/01/41	7,271	7,256
5.000%, 09/01/52	4,626,395	4,517,558
5.000%, 10/01/52	2,179,793	2,129,853
5.000%, 11/01/52	1,390,845	1,358,084
5.000%, 04/01/53	1,068,603	1,042,675
5.065%, 12/01/28	490,000	496,504
5.078%, 1Y RFUCCT + 1.775%, 06/01/41 (c)	18,492	18,585
5.500%, 08/01/28	11,662	11,807
5.500%, 04/01/33	15,167	15,482
5.500%, 08/01/37	88,788	90,631
5.500%, 04/01/41	7,329	7,482
5.500%, 10/01/52	346,206	345,102
5.500%, 11/01/52	632,294	630,899
5.500%, 12/01/52	1,113,959	1,111,554
5.500%, 06/01/53	570,332	568,206
5.500%, 11/01/53	295,028	293,541
5.500%, 02/01/54	1,196,373	1,190,344
5.825%, 1Y RFUCCT + 1.821%, 09/01/41 (c)	21,159	21,773
6.000%, 03/01/28	310	316
6.000%, 02/01/34	61,025	62,654
6.000%, 08/01/34	32,032	33,090
6.000%, 04/01/35	268,475	276,463
6.000%, 02/01/38	17,214	17,834
6.000%, 03/01/38	8,188	8,482
6.000%, 05/01/38	22,082	22,878
6.000%, 10/01/38	6,157	6,361
6.000%, 12/01/38	8,927	9,249
6.000%, 05/01/53	369,042	377,695
6.005%, 1Y RFUCCT + 1.755%, 12/01/40 (c)	1,131	1,132
6.250%, 1Y RFUCCT + 1.750%, 03/01/41 (c)	3,690	3,695
6.500%, 05/01/40	154,094	159,914
6.500%, 11/01/53	683,281	702,895
7.000%, 09/01/53	1,311,699	1,352,384
Federal National Mortgage Association Connecticut Avenue Securities
7.120%, SOFR30A + 1.800%, 02/25/44 (144A) (c)	190,000	190,653
7.585%, SOFR30A + 2.264%, 11/25/39 (144A) (c)	76,283	76,844
7.820%, SOFR30A + 2.500%, 02/25/44 (144A) (c)	160,000	161,000
7.870%, SOFR30A + 2.550%, 07/25/42 (144A) (c)	141,795	145,540
8.020%, SOFR30A + 2.700%, 07/25/43 (144A) (c)	595,000	615,739

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities
8.420%, SOFR30A + 3.100%, 10/25/41 (144A) (c)	174,400	179,408
8.421%, SOFR30A + 3.100%, 06/25/43 (144A) (c)	310,000	325,534
8.470%, SOFR30A + 3.150%, 12/25/41 (144A) (c)	405,000	416,075
8.985%, SOFR30A + 3.664%, 07/25/29 (c)	131,546	136,315
9.785%, SOFR30A + 4.464%, 05/25/29 (c)	226,600	238,442
9.820%, SOFR30A + 4.500%, 01/25/42 (144A) (c)	860,000	903,836
Federal National Mortgage Association Interest STRIPS 2.000%, 09/25/39	126,873	109,578
2.000%, 03/25/52 (d)	885,711	117,172
2.500%, 06/25/52 (d)	773,072	117,990
2.500%, 09/25/52 (d)	801,456	124,637
4.000%, 05/25/27 (d)	25,736	606
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (e)	9,135	7,803
Zero Coupon, 06/25/41 (e)	82,066	61,378
1.477%, 05/25/46 (c) (d)	188,516	7,840
1.700%, 04/25/55 (c) (d)	201,821	7,285
1.750%, 12/25/42	215,778	188,355
2.007%, 06/25/55 (c) (d)	144,233	5,770
2.029%, 08/25/44 (c) (d)	143,787	6,466
2.500%, 06/25/28 (d)	31,578	1,069
2.500%, 02/25/51 (d)	740,794	117,235
3.000%, 02/25/27 (d)	17,624	138
3.000%, 09/25/27 (d)	25,179	791
3.000%, 01/25/28 (d)	140,070	4,191
3.000%, 08/25/49	267,941	238,178
3.500%, 05/25/27 (d)	64,839	2,077
3.500%, 10/25/27 (d)	43,891	1,675
3.500%, 05/25/30 (d)	67,527	3,962
3.500%, 08/25/30 (d)	18,848	878
3.500%, 02/25/31 (d)	20,654	475
3.500%, 03/25/34 (d)	724,689	32,995
3.500%, 09/25/35 (d)	59,912	5,503
3.500%, 11/25/39 (d)	436,220	37,811
3.500%, 01/25/42	416,000	375,713
3.500%, 04/25/46	173,439	140,849
3.500%, 10/25/46 (d)	69,842	12,621
3.500%, 12/25/58	523,251	465,421
4.000%, 03/25/42 (d)	35,307	4,123
4.000%, 11/25/42 (d)	20,894	1,973
4.000%, 02/25/50 (d)	1,153,743	237,299
4.500%, 07/25/27 (d)	5,240	56
5.000%, 12/25/43 (d)	271,506	52,581
5.000%, 06/25/48 (d)	300,957	47,884
5.500%, 04/25/35	158,370	161,457
5.500%, 04/25/37	43,575	44,371
5.500%, 11/25/40 (d)	276,945	33,946
5.500%, 09/25/44 (d)	197,364	37,233
5.500%, 06/25/48 (d)	218,245	40,338
5.540%, 05/25/42 (c) (d)	4,889	353
6.000%, 01/25/42 (d)	150,385	11,659
Federal National Mortgage Association-ACES 0.300%, 01/25/30 (c) (d)	1,774,085	19,714
1.162%, 06/25/34 (c) (d)	3,726,748	195,012
1.457%, 05/25/29 (c) (d)	1,818,108	80,464

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association 2.000%, 10/20/50	646,795	$530,357
2.000%, 12/20/50	1,074,540	881,211
2.500%, 11/20/49	492,104	421,320
2.500%, 03/20/51	389,922	332,596
2.500%, 09/20/51	523,056	445,771
2.500%, 10/20/51	1,745,296	1,486,692
3.000%, 12/15/44	17,538	15,582
3.000%, 04/15/45	166,595	148,029
3.000%, 07/15/45	7,060	6,273
3.000%, 04/20/51	1,838,584	1,626,058
3.000%, 08/20/51	413,576	364,666
3.000%, 09/20/51	670,595	591,950
3.000%, 12/20/51	1,699,664	1,499,459
3.000%, 07/20/52	417,951	368,488
3.500%, 03/20/44	264,620	245,437
3.500%, 06/20/46	302,541	279,512
3.500%, 07/20/46	72,035	66,548
3.500%, 10/20/46	76,802	70,727
3.500%, 02/20/47	349,495	322,505
3.500%, 08/20/47	62,657	57,774
3.500%, 11/20/47	70,819	65,160
3.500%, 03/20/48	90,750	83,477
3.500%, 02/20/49	270,753	249,178
3.500%, 07/20/49	259,714	238,855
3.500%, 01/20/51	73,445	67,431
3.500%, 04/20/52	208,942	190,078
3.500%, 06/20/52	607,774	552,900
3.500%, 12/20/52	3,978,399	3,619,218
3.500%, 01/20/53	928,310	844,498
3.875%, 08/15/42	199,224	189,498
4.000%, 09/15/42	265,905	254,599
4.000%, 08/20/45	261,664	250,367
4.000%, 11/20/47	95,122	89,207
4.000%, 03/20/48	218,518	205,665
4.000%, 07/20/48	700,765	660,482
4.500%, 04/15/41	175,899	172,733
4.500%, 02/15/42	353,804	347,113
4.500%, 01/20/46	33,591	33,039
4.500%, 05/20/52	56,104	53,980
4.500%, 08/20/52	251,345	241,673
4.500%, 09/20/52	230,627	221,704
4.500%, 10/20/52	1,022,457	982,848
5.000%, 12/15/38	14,120	14,275
5.000%, 04/15/39	270,587	273,556
5.000%, 07/15/39	18,139	18,316
5.000%, 10/20/39	5,929	5,967
5.000%, 05/20/40	227,781	229,585
5.000%, 06/20/40	180,399	181,828
5.000%, 07/20/40	70,825	71,385
5.000%, 11/20/49	259,922	258,154
5.500%, 12/15/40	148,403	152,086
Government National Mortgage Association REMICS 0.641%, 02/16/53 (c) (d)	740,558	11,664
2.500%, 12/16/39	85,792	78,442
2.500%, 07/20/41	183,617	161,132

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association REMICS
2.500%, 10/20/49 (d)	659,052	571,205
3.000%, 09/20/28 (d)	29,284	935
3.000%, 05/20/35 (d)	500,245	27,719
3.000%, 02/16/43 (d)	53,575	7,469
3.000%, 02/20/52	368,254	330,957
3.500%, 02/16/27 (d)	9,019	310
3.500%, 03/20/27 (d)	29,917	840
3.500%, 10/20/29 (d)	241,963	16,185
3.500%, 07/20/40 (d)	24,077	481
3.500%, 02/20/41 (d)	23,359	346
3.500%, 04/20/42 (d)	95,881	3,604
3.500%, 10/20/42 (d)	301,247	45,257
3.500%, 07/20/43 (d)	97,995	15,020
4.000%, 12/16/26 (d)	4,848	23
4.000%, 05/20/29 (d)	84,297	1,619
4.000%, 05/16/42 (d)	28,044	2,797
4.000%, 09/16/42 (d)	524,663	102,493
4.000%, 01/20/44 (d)	25,337	4,567
4.000%, 11/20/44 (d)	380,469	53,916
4.000%, 03/20/47 (d)	169,952	27,454
4.500%, 08/20/45 (d)	332,488	60,316
4.500%, 05/20/48 (d)	276,504	43,439
5.000%, 02/16/40 (d)	210,179	42,226
5.000%, 10/16/41 (d)	96,722	15,208
5.000%, 12/20/43 (d)	242,200	45,853
5.000%, 01/16/47 (d)	46,372	10,138
5.500%, 03/20/39 (d)	123,511	18,111
5.500%, 02/16/47 (d)	134,802	20,777
5.500%, 02/20/47 (d)	88,893	14,770
6.000%, 09/20/40 (d)	169,618	29,349
6.000%, 02/20/46 (d)	145,746	23,703
Government National Mortgage Association, TBA 2.000%, TBA (f)	6,920,000	5,668,261
5.000%, TBA (f)	900,000	884,481
5.500%, TBA (f)	4,125,000	4,121,126
Seasoned Credit Risk Transfer Trust 2.500%, 08/25/59	455,128	371,979
3.500%, 11/25/57	386,931	351,208
3.500%, 03/25/58	743,010	657,263
3.500%, 07/25/58	1,067,398	957,867
3.500%, 08/25/58	209,391	186,687
3.500%, 10/25/58	807,759	717,219
Uniform Mortgage-Backed Security, TBA 2.000%, TBA (f)	7,051,000	5,577,255
2.500%, TBA (f)	4,601,000	3,885,855
4.500%, TBA (f)	14,551,000	13,825,523
5.500%, TBA (f)	19,439,000	19,342,510
6.000%, TBA (f)	53,105,000	53,585,354
7.000%, TBA (f)	1,825,000	1,878,119

		246,270,570

U.S. Treasury—5.7%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	5,641,242

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
1.625%, 11/15/50	3,460,000	$1,954,224
2.250%, 08/15/46	910,000	622,817
2.375%, 11/15/49 (b)	1,385,000	948,671
2.500%, 02/15/45	2,555,000	1,868,244
2.875%, 08/15/45 (g) (h) (i)	19,040,000	14,820,706
2.875%, 11/15/46	1,200,000	924,703
3.000%, 02/15/47	6,040,000	4,751,545
3.000%, 08/15/52	2,540,000	1,972,965
3.125%, 05/15/48	6,365,000	5,090,508
3.375%, 08/15/42	2,385,000	2,060,044
3.625%, 08/15/43	3,785,000	3,366,728
4.125%, 08/15/53	1,595,000	1,532,945
U.S. Treasury Inflation-Indexed Bond 0.250%, 02/15/50 (j)	5,823,136	3,674,588
U.S. Treasury Inflation-Indexed Notes 0.250%, 07/15/29 (j)	3,031,858	2,795,460
0.750%, 07/15/28 (j)	3,267,704	3,121,605
1.375%, 07/15/33 (j)	2,152,500	2,065,708
1.750%, 01/15/34 (b) (j)	501,580	495,156
U.S. Treasury Notes 4.000%, 02/15/34	8,075,000	7,941,258
4.500%, 11/15/33	3,825,000	3,909,867

		69,558,984

Total U.S. Treasury & Government Agencies (Cost $346,826,666)		315,829,554

Corporate Bonds & Notes—11.3%

Advertising—0.0%
Lamar Media Corp. 3.625%, 01/15/31 (b)	665,000	583,491

Aerospace/Defense—0.2%
BAE Systems PLC 5.125%, 03/26/29 (144A)	275,000	275,952
Boeing Co. 5.040%, 05/01/27 (b)	83,000	81,435
5.150%, 05/01/30	300,000	290,252
5.805%, 05/01/50	50,000	47,306
5.930%, 05/01/60	370,000	346,888
L3Harris Technologies, Inc. 5.050%, 06/01/29	275,000	274,121
5.350%, 06/01/34	325,000	325,003
Northrop Grumman Corp. 5.150%, 05/01/40	175,000	171,443

		1,812,400

Agriculture—0.2%
BAT Capital Corp. 5.834%, 02/20/31	395,000	398,390
6.000%, 02/20/34	160,000	162,007
Philip Morris International, Inc.
5.125%, 02/15/30 (b)	550,000	549,994

Agriculture—(Continued)
Philip Morris International, Inc.
5.125%, 02/13/31	190,000	188,754
5.375%, 02/15/33	285,000	287,342
5.625%, 11/17/29	90,000	92,688
5.625%, 09/07/33	295,000	301,680

		1,980,855

Apparel—0.1%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	140,000	136,308
Tapestry, Inc. 7.050%, 11/27/25	90,000	91,852
7.350%, 11/27/28	240,000	252,889
7.700%, 11/27/30	65,000	69,317
William Carter Co. 5.625%, 03/15/27 (144A)	765,000	759,804

		1,310,170

Banks—3.0%
ABN AMRO Bank NV 6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (b) (c)	300,000	305,148
Banca Comerciala Romana SA 7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (c)	200,000	226,902
Banca Transilvania SA 8.875%, 1Y EUR Swap + 5.580%, 04/27/27 (EUR) (c)	305,000	348,457
Banco Santander SA 5.538%, 1Y H15 + 1.450%, 03/14/30 (b) (c)	400,000	399,961
6.350%, 03/14/34	200,000	200,144
Bank of America Corp. 1.898%, SOFR + 1.530%, 07/23/31 (c)	350,000	287,258
1.922%, SOFR + 1.370%, 10/24/31 (c)	405,000	330,002
2.572%, SOFR + 1.210%, 10/20/32 (c)	270,000	223,998
2.592%, SOFR + 2.150%, 04/29/31 (c)	620,000	534,531
2.687%, SOFR + 1.320%, 04/22/32 (c)	1,335,000	1,130,011
2.972%, SOFR + 1.330%, 02/04/33 (c)	570,000	484,751
3.419%, 3M TSFR + 1.302%, 12/20/28 (c)	25,000	23,454
4.376%, SOFR + 1.580%, 04/27/28 (c)	620,000	605,241
5.468%, SOFR + 1.650%, 01/23/35 (c)	205,000	206,336
5.933%, SOFR + 1.340%, 09/15/27 (b) (c)	550,000	557,373
Bank of Ireland Group PLC 5.601%, SOFR + 1.620%, 03/20/30 (144A) (c)	685,000	684,151
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	925,000	930,328
Bank of New York Mellon Corp. 4.975%, SOFR + 1.085%, 03/14/30 (b) (c)	165,000	165,142
5.188%, SOFR + 1.418%, 03/14/35 (c)	215,000	214,006
6.317%, SOFR + 1.598%, 10/25/29 (c)	525,000	553,996
Barclays PLC 5.690%, SOFR + 1.740%, 03/12/30 (c)	535,000	537,785
9.625%, 5Y SOFR ICE Swap + 5.775%, 12/15/29 (b) (c)	285,000	302,215
BNP Paribas SA 5.894%, SOFR + 1.866%, 12/05/34 (144A) (c)	540,000	564,617
BPCE SA 5.716%, 1Y H15 + 1.959%, 01/18/30 (144A) (c)	250,000	251,235
6.714%, SOFR + 2.270%, 10/19/29 (144A) (b) (c)	895,000	936,356
7.003%, SOFR + 2.590%, 10/19/34 (144A) (c)	740,000	805,533

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
CaixaBank SA 5.673%, SOFR + 1.780%, 03/15/30 (144A) (c)	200,000	$199,884
Citigroup, Inc. 5.174%, SOFR + 1.364%, 02/13/30 (c)	615,000	612,130
Citizens Financial Group, Inc. 5.841%, SOFR + 2.010%, 01/23/30 (c)	170,000	169,756
Credit Agricole SA 5.134%, 03/11/27 (144A)	485,000	485,318
6.251%, SOFR + 2.670%, 01/10/35 (144A) (c)	455,000	462,474
6.316%, SOFR + 1.860%, 10/03/29 (144A) (c)	250,000	259,180
Danske Bank AS 1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (c)	200,000	188,278
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (c)	200,000	201,278
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (c)	285,000	260,565
3.742%, SOFR + 2.257%, 01/07/33 (c)	200,000	165,201
6.819%, SOFR + 2.510%, 11/20/29 (c)	150,000	156,810
Fifth Third Bancorp 5.631%, SOFR + 1.840%, 01/29/32 (c)	55,000	55,056
Goldman Sachs Group, Inc. 2.383%, SOFR + 1.248%, 07/21/32 (c)	540,000	442,993
2.615%, SOFR + 1.281%, 04/22/32 (c)	810,000	679,794
4.223%, 3M TSFR + 1.563%, 05/01/29 (b) (c)	130,000	125,129
HSBC Holdings PLC 2.206%, SOFR + 1.285%, 08/17/29 (b) (c)	400,000	350,571
4.583%, 3M TSFR + 1.796%, 06/19/29 (c)	420,000	407,574
5.402%, SOFR + 2.870%, 08/11/33 (c)	570,000	568,381
5.887%, SOFR + 1.570%, 08/14/27 (c)	565,000	569,942
Huntington Bancshares, Inc. 6.208%, SOFR + 2.020%, 08/21/29 (b) (c)	75,000	76,763
Huntington National Bank 5.650%, 01/10/30	250,000	251,396
Intesa Sanpaolo SpA 7.800%, 11/28/53 (144A) †	390,000	442,478
JPMorgan Chase & Co. 2.545%, SOFR + 1.180%, 11/08/32 (c)	300,000	249,632
2.580%, 3M TSFR + 1.250%, 04/22/32 (b) (c)	325,000	274,767
3.509%, 3M TSFR + 1.207%, 01/23/29 (c)	525,000	496,615
3.960%, 3M TSFR + 1.507%, 01/29/27 (c)	215,000	209,868
4.005%, 3M TSFR + 1.382%, 04/23/29 (c)	410,000	392,993
4.323%, SOFR + 1.560%, 04/26/28 (c)	80,000	78,154
4.851%, SOFR + 1.990%, 07/25/28 (c)	40,000	39,663
5.299%, SOFR + 1.450%, 07/24/29 (c)	375,000	377,786
5.336%, SOFR + 1.620%, 01/23/35 (b) (c)	700,000	702,735
6.070%, SOFR + 1.330%, 10/22/27 (c)	240,000	244,878
6.087%, SOFR + 1.570%, 10/23/29 (c)	95,000	98,763
M&T Bank Corp. 5.053%, SOFR + 1.850%, 01/27/34 (c)	770,000	715,859
7.413%, SOFR + 2.800%, 10/30/29 (c)	530,000	558,971
Manufacturers & Traders Trust Co. 4.700%, 01/27/28	250,000	240,876
mBank SA 0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (c)	400,000	386,703
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	775,000	619,521
1.928%, SOFR + 1.020%, 04/28/32 (b) (c)	635,000	509,686

Banks—(Continued)
Morgan Stanley
4.431%, 3M TSFR + 1.890%, 01/23/30 (c)	130,000	125,894
5.164%, SOFR + 1.590%, 04/20/29 (c)	455,000	454,633
5.449%, SOFR + 1.630%, 07/20/29 (c)	115,000	116,008
6.407%, SOFR + 1.830%, 11/01/29 (c)	1,100,000	1,153,419
OTP Bank Nyrt 7.350%, 3M EURIBOR + 4.523%, 03/04/26 (EUR) (c)	390,000	429,179
7.500%, 1Y H15 + 3.711%, 05/25/27 (c)	205,000	210,658
PNC Financial Services Group, Inc. 5.676%, SOFR + 1.902%, 01/22/35 (c)	160,000	161,457
6.037%, SOFR + 2.140%, 10/28/33 (c)	155,000	160,253
Societe Generale SA 6.221%, 1Y H15 + 3.200%, 06/15/33 (144A) (b) (c)	1,190,000	1,192,316
Standard Chartered PLC 7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (c)	275,000	291,022
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (c)	215,000	230,001
UBS Group AG 2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	200,000	160,201
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	212,642
4.751%, 1Y H15 + 1.750%, 05/12/28 (144A) (c)	285,000	279,260
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (c)	420,000	420,623
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (c)	475,000	490,063
6.442%, SOFR + 3.700%, 08/11/28 (144A) (c)	250,000	257,383
6.537%, SOFR + 3.920%, 08/12/33 (144A) (c)	970,000	1,022,661
Wells Fargo & Co. 2.572%, 3M TSFR + 1.262%, 02/11/31 (b) (c)	450,000	387,907
2.879%, 3M TSFR + 1.432%, 10/30/30 (c)	190,000	167,959
3.000%, 10/23/26	180,000	170,395
3.350%, SOFR + 1.500%, 03/02/33 (c)	435,000	377,418
4.808%, SOFR + 1.980%, 07/25/28 (c)	185,000	182,284
4.897%, SOFR + 2.100%, 07/25/33 (c)	580,000	558,921
5.389%, SOFR + 2.020%, 04/24/34 (c)	35,000	34,782
5.499%, SOFR + 1.780%, 01/23/35 (c)	240,000	240,565
5.574%, SOFR + 1.740%, 07/25/29 (c)	905,000	915,726
6.303%, SOFR + 1.790%, 10/23/29 (c)	45,000	46,869
6.491%, SOFR + 2.060%, 10/23/34 (c)	145,000	155,523

		35,743,374

Beverages—0.0%
Bacardi Ltd./Bacardi-Martini BV 5.400%, 06/15/33 (144A)	120,000	118,990

Biotechnology—0.1%
Amgen, Inc. 5.250%, 03/02/30	110,000	111,672
5.250%, 03/02/33	700,000	705,888
Royalty Pharma PLC 2.150%, 09/02/31	540,000	435,209
2.200%, 09/02/30 (b)	220,000	182,782

		1,435,551

Building Materials—0.1%
Builders FirstSource, Inc. 5.000%, 03/01/30 (144A) (b)	785,000	749,034

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Standard Industries, Inc. 3.375%, 01/15/31 (144A)	125,000	$104,808
4.375%, 07/15/30 (144A)	720,000	646,952

		1,500,794

Chemicals—0.1%
Celanese U.S. Holdings LLC 6.165%, 07/15/27	395,000	402,311
6.330%, 07/15/29	243,000	251,979
6.550%, 11/15/30	245,000	257,696
Eastman Chemical Co. 5.625%, 02/20/34	225,000	226,248

		1,138,234

Commercial Services—0.3%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A) (b)	1,000,000	959,276
5.800%, 04/15/34 (144A)	200,000	199,797
ERAC USA Finance LLC 5.000%, 02/15/29 (144A)	70,000	70,117
Gartner, Inc. 4.500%, 07/01/28 (144A)	386,000	367,706
Howard University 2.291%, 10/01/26	100,000	92,323
2.701%, 10/01/29	260,000	229,666
2.801%, 10/01/30	100,000	87,364
2.901%, 10/01/31	100,000	86,096
3.476%, 10/01/41	115,000	83,097
Service Corp. International 3.375%, 08/15/30 (b)	785,000	679,846
5.125%, 06/01/29 (b)	858,000	834,867
United Rentals North America, Inc. 4.000%, 07/15/30 (b)	85,000	77,355

		3,767,510

Computers—0.1%
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	891,000	834,638

Distribution/Wholesale—0.0%
LKQ Corp. 5.750%, 06/15/28	125,000	127,210

Diversified Financial Services—0.1%
Capital One Financial Corp. 1.878%, SOFR + 0.855%, 11/02/27 (c)	390,000	356,796
3.273%, SOFR + 1.790%, 03/01/30 (c)	330,000	297,282
5.247%, SOFR + 2.600%, 07/26/30 (c)	165,000	162,391
6.312%, SOFR + 2.640%, 06/08/29 (c)	125,000	128,507
7.624%, SOFR + 3.070%, 10/30/31 (c)	360,000	397,618
Discover Financial Services 7.964%, SOFR + 3.370%, 11/02/34 (c)	180,000	203,886
Macquarie Airfinance Holdings Ltd. 6.400%, 03/26/29 (144A)	55,000	55,870
6.500%, 03/26/31 (144A)	50,000	50,892

		1,653,242

Electric—1.6%
Alabama Power Co. 3.450%, 10/01/49	245,000	181,095
4.150%, 08/15/44	225,000	189,839
Ameren Corp. 5.000%, 01/15/29 (b)	695,000	691,198
Arizona Public Service Co. 5.550%, 08/01/33	120,000	121,350
6.350%, 12/15/32	245,000	261,470
Berkshire Hathaway Energy Co. 1.650%, 05/15/31	165,000	132,108
Cleco Corporate Holdings LLC 3.375%, 09/15/29	275,000	239,897
4.973%, 05/01/46	20,000	16,700
Consolidated Edison Co. of New York, Inc. 3.200%, 12/01/51 (b)	250,000	171,965
5.500%, 03/15/34	115,000	118,798
Dominion Energy, Inc. 3.375%, 04/01/30	268,000	243,557
5.375%, 11/15/32 (b)	852,000	856,840
6.300%, 03/15/33	15,000	15,802
Duke Energy Carolinas LLC 4.250%, 12/15/41	205,000	176,501
Duke Energy Corp. 2.550%, 06/15/31 (b)	820,000	690,453
4.500%, 08/15/32	285,000	270,167
4.850%, 01/05/29 (b)	465,000	460,612
5.000%, 08/15/52 (b)	85,000	76,939
Duke Energy Indiana LLC 2.750%, 04/01/50	145,000	91,888
Duke Energy Ohio, Inc. 5.550%, 03/15/54	135,000	134,649
Duke Energy Progress LLC 4.000%, 04/01/52	130,000	103,152
4.375%, 03/30/44	320,000	274,563
Edison International 4.125%, 03/15/28	85,000	81,553
5.250%, 11/15/28	95,000	94,666
6.950%, 11/15/29	700,000	749,933
Emera, Inc. 6.750%, 06/15/76 (b)	190,000	187,649
Evergy Metro, Inc. 2.250%, 06/01/30	10,000	8,522
Evergy, Inc. 2.450%, 09/15/24	85,000	83,676
2.900%, 09/15/29	345,000	308,158
Eversource Energy 5.125%, 05/15/33	560,000	548,712
5.500%, 01/01/34	180,000	180,020
5.950%, 02/01/29	330,000	340,513
Georgia Power Co. 4.300%, 03/15/42	140,000	121,967
4.700%, 05/15/32	15,000	14,655
4.950%, 05/17/33	25,000	24,649
5.250%, 03/15/34 (b)	140,000	141,414
Investment Energy Resources Ltd. 6.250%, 04/26/29 (144A)	200,000	192,025

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
IPALCO Enterprises, Inc. 3.700%, 09/01/24	335,000	$334,890
Monongahela Power Co. 5.850%, 02/15/34 (144A)	160,000	164,313
National Grid PLC 5.602%, 06/12/28	25,000	25,466
National Rural Utilities Cooperative Finance Corp. 5.800%, 01/15/33	210,000	218,491
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/27	245,000	224,343
2.250%, 06/01/30	340,000	289,500
4.625%, 07/15/27	215,000	212,002
Niagara Mohawk Power Corp. 5.290%, 01/17/34 (144A)	400,000	393,633
Oglethorpe Power Corp. 4.500%, 04/01/47	130,000	108,148
5.050%, 10/01/48	35,000	31,479
Ohio Edison Co. 5.500%, 01/15/33 (144A)	185,000	184,574
Oncor Electric Delivery Co. LLC 5.650%, 11/15/33	250,000	260,058
Pacific Gas & Electric Co. 2.500%, 02/01/31	840,000	698,526
4.400%, 03/01/32	70,000	64,487
4.550%, 07/01/30 (b)	290,000	275,651
5.250%, 03/01/52	128,000	114,218
5.450%, 06/15/27	52,000	52,149
5.900%, 06/15/32	225,000	228,842
6.100%, 01/15/29	490,000	504,933
6.150%, 01/15/33	410,000	422,603
6.400%, 06/15/33 (b)	610,000	642,293
Public Service Electric & Gas Co. 5.450%, 03/01/54	185,000	190,763
Public Service Enterprise Group, Inc. 5.200%, 04/01/29	115,000	115,088
5.450%, 04/01/34	70,000	70,129
6.125%, 10/15/33	290,000	304,420
Puget Energy, Inc. 2.379%, 06/15/28	270,000	240,804
3.650%, 05/15/25	270,000	263,648
4.100%, 06/15/30	258,000	235,483
4.224%, 03/15/32 (b)	42,000	38,088
Sempra 5.400%, 08/01/26	270,000	270,781
Southern California Edison Co. 2.250%, 06/01/30 (b)	150,000	127,463
5.150%, 06/01/29	240,000	240,986
5.200%, 06/01/34	405,000	400,941
5.750%, 04/15/54	165,000	167,357
5.875%, 12/01/53	140,000	144,285
5.950%, 11/01/32	100,000	104,865
Southern Co. 5.200%, 06/15/33	375,000	374,709
Southwestern Electric Power Co. 5.300%, 04/01/33	205,000	202,526

Electric—(Continued)
Virginia Electric & Power Co. 2.450%, 12/15/50	91,000	53,435
5.000%, 04/01/33	285,000	281,158
5.000%, 01/15/34	415,000	407,473
5.350%, 01/15/54	105,000	102,923
Wisconsin Power & Light Co. 5.375%, 03/30/34	160,000	161,064
Xcel Energy, Inc. 4.600%, 06/01/32 (b)	185,000	173,966

		18,720,609

Energy-Alternate Sources—0.1%
Energo-Pro AS 8.500%, 02/04/27 (144A)	645,000	650,979
Greenko Power II Ltd. 4.300%, 12/13/28	351,000	321,224

		972,203

Engineering & Construction—0.2%
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,321,232
IHS Holding Ltd. 6.250%, 11/29/28 (144A)	390,000	340,860
International Airport Finance SA 12.000%, 03/15/33 (144A)	895,227	948,941

		2,611,033

Entertainment—0.1%
WMG Acquisition Corp. 3.000%, 02/15/31 (144A)	160,000	136,018
3.750%, 12/01/29 (144A) (b)	285,000	255,380
3.875%, 07/15/30 (144A)	855,000	757,512

		1,148,910

Environmental Control—0.1%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	1,195,000	1,159,152
Veralto Corp. 5.350%, 09/18/28 (144A)	285,000	288,699

		1,447,851

Food—0.1%
Conagra Brands, Inc. 1.375%, 11/01/27	255,000	223,124
Minerva Luxembourg SA 4.375%, 03/18/31	535,000	447,284
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	435,000	436,737
Tyson Foods, Inc. 5.400%, 03/15/29	45,000	45,402
5.700%, 03/15/34	160,000	162,111

		1,314,658

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.2%
Brooklyn Union Gas Co. 6.388%, 09/15/33 (144A)	365,000	$377,054
East Ohio Gas Co. 3.000%, 06/15/50 (144A)	30,000	18,977
KeySpan Gas East Corp. 5.994%, 03/06/33 (144A)	275,000	278,693
NiSource, Inc. 3.490%, 05/15/27	95,000	90,614
3.600%, 05/01/30	55,000	50,658
5.250%, 03/30/28	315,000	317,166
5.350%, 04/01/34	280,000	278,483
5.400%, 06/30/33 (b)	290,000	292,333
Southern California Gas Co. 5.200%, 06/01/33 (b)	250,000	250,256
5.600%, 04/01/54	465,000	465,295
Southern Co. Gas Capital Corp. 5.750%, 09/15/33	70,000	72,461

		2,491,990

Hand/Machine Tools—0.1%
Regal Rexnord Corp. 6.050%, 04/15/28 (144A)	775,000	785,666
6.300%, 02/15/30 (144A)	90,000	92,134

		877,800

Healthcare-Products—0.2%
Alcon Finance Corp. 2.600%, 05/27/30 (144A)	275,000	237,432
2.750%, 09/23/26 (144A)	200,000	188,677
3.000%, 09/23/29 (144A)	265,000	239,159
Avantor Funding, Inc. 4.625%, 07/15/28 (144A)	780,000	739,139
Hologic, Inc. 4.625%, 02/01/28 (144A) (b)	658,000	633,481
Smith & Nephew PLC 5.400%, 03/20/34	140,000	139,309
Solventum Corp. 5.400%, 03/01/29 (144A)	395,000	395,796

		2,572,993

Healthcare-Services—0.3%
Centene Corp. 2.450%, 07/15/28 (b)	215,000	190,643
3.375%, 02/15/30	20,000	17,699
4.250%, 12/15/27 (b)	110,000	104,883
4.625%, 12/15/29	1,185,000	1,125,014
CommonSpirit Health 3.347%, 10/01/29	105,000	96,295
HCA, Inc. 3.375%, 03/15/29 (b)	445,000	408,065
5.450%, 04/01/31	45,000	45,235
5.600%, 04/01/34	320,000	322,215
Humana, Inc. 5.375%, 04/15/31	150,000	150,081
5.750%, 12/01/28	60,000	61,484

Healthcare-Services—(Continued)
Kaiser Foundation Hospitals 2.810%, 06/01/41	110,000	81,179
3.002%, 06/01/51	205,000	142,027
UnitedHealth Group, Inc. 2.750%, 05/15/40	315,000	231,792
3.500%, 08/15/39	60,000	49,425
4.950%, 05/15/62	60,000	56,030
5.375%, 04/15/54	375,000	381,395
6.050%, 02/15/63	65,000	71,474

		3,534,936

Home Builders—0.1%
Taylor Morrison Communities, Inc. 5.125%, 08/01/30 (144A)	250,000	238,743
5.750%, 01/15/28 (144A)	623,000	618,641
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	128,512

		985,896

Insurance—0.4%
Aon Corp./Aon Global Holdings PLC 5.350%, 02/28/33	150,000	150,812
Aon North America, Inc. 5.450%, 03/01/34	425,000	429,906
Athene Global Funding 2.500%, 03/24/28 (144A)	55,000	49,058
2.646%, 10/04/31 (144A) (b)	510,000	416,113
2.717%, 01/07/29 (144A)	735,000	647,632
Athene Holding Ltd. 5.875%, 01/15/34	250,000	250,498
Corebridge Financial, Inc. 3.850%, 04/05/29	160,000	149,597
5.750%, 01/15/34 (b)	370,000	377,469
6.050%, 09/15/33 (144A)	70,000	72,108
Equitable Financial Life Global Funding 1.800%, 03/08/28 (144A)	755,000	664,793
Equitable Holdings, Inc. 4.350%, 04/20/28 (b)	190,000	184,075
GA Global Funding Trust 5.500%, 01/08/29 (144A)	410,000	411,549
Marsh & McLennan Cos., Inc. 4.750%, 03/15/39	245,000	232,456
Principal Life Global Funding II 5.100%, 01/25/29 (144A)	300,000	299,189
Protective Life Global Funding 5.467%, 12/08/28 (144A)	150,000	152,650
Willis North America, Inc. 3.600%, 05/15/24	130,000	129,613

		4,617,518

Internet—0.2%
Gen Digital, Inc. 5.000%, 04/15/25 (144A)	615,000	611,291
6.750%, 09/30/27 (144A)	540,000	547,733

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	170,000	$153,323
5.250%, 12/01/27 (144A) (b)	983,000	961,345

		2,273,692

Investment Companies—0.0%
New Mountain Finance Corp. 6.875%, 02/01/29	130,000	128,630

Machinery-Diversified—0.0%
AGCO Corp. 5.450%, 03/21/27	55,000	55,246
5.800%, 03/21/34	75,000	75,936
Ingersoll Rand, Inc. 5.700%, 08/14/33	110,000	112,842
Otis Worldwide Corp. 2.565%, 02/15/30	300,000	263,793
Westinghouse Air Brake Technologies Corp. 5.611%, 03/11/34	65,000	65,841

		573,658

Media—0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/29	165,000	140,370
2.800%, 04/01/31	125,000	102,421
3.700%, 04/01/51	125,000	77,306
3.850%, 04/01/61	130,000	77,133
3.900%, 06/01/52	305,000	193,970
4.800%, 03/01/50 (b)	395,000	292,384
5.125%, 07/01/49 (b)	125,000	96,857
5.750%, 04/01/48	35,000	29,474
6.484%, 10/23/45	1,060,000	982,432
6.834%, 10/23/55 (b)	90,000	86,347
Comcast Corp. 2.887%, 11/01/51	240,000	155,790
2.937%, 11/01/56	54,000	33,999
2.987%, 11/01/63	157,000	96,420
3.750%, 04/01/40	220,000	182,873
Cox Communications, Inc. 2.600%, 06/15/31 (144A)	270,000	224,101
Discovery Communications LLC 3.625%, 05/15/30 (b)	180,000	160,987
4.000%, 09/15/55 (b)	451,000	308,651
5.200%, 09/20/47 (b)	140,000	117,625
5.300%, 05/15/49	227,000	190,703
Paramount Global 4.375%, 03/15/43	150,000	101,795
5.250%, 04/01/44	250,000	185,908
5.850%, 09/01/43	40,000	32,410
Sirius XM Radio, Inc. 4.000%, 07/15/28 (144A) (b)	380,000	347,651
4.125%, 07/01/30 (144A) (b)	875,000	764,897

Media—(Continued)
Time Warner Cable LLC 4.500%, 09/15/42 (b)	200,000	147,961

		5,130,465

Mining—0.2%
Corp. Nacional del Cobre de Chile 6.440%, 01/26/36 (144A)	430,000	442,655
Glencore Funding LLC 5.371%, 04/04/29 (144A)	220,000	220,436
5.634%, 04/04/34 (144A)	410,000	411,095
6.375%, 10/06/30 (144A)	440,000	464,331
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	250,000	268,771

		1,807,288

Oil & Gas—0.7%
Aker BP ASA 2.000%, 07/15/26 (144A)	200,000	184,830
6.000%, 06/13/33 (144A)	490,000	505,964
BP Capital Markets America, Inc. 2.939%, 06/04/51	60,000	40,057
4.812%, 02/13/33	435,000	429,303
4.893%, 09/11/33	270,000	268,119
4.989%, 04/10/34 (b)	350,000	349,546
BP Capital Markets PLC 6.450%, 5Y H15 + 2.153%, 12/01/33 (c)	390,000	403,880
Cenovus Energy, Inc. 2.650%, 01/15/32	50,000	41,473
ConocoPhillips Co. 3.800%, 03/15/52	109,000	85,116
4.025%, 03/15/62	115,000	91,136
5.050%, 09/15/33	145,000	146,311
5.550%, 03/15/54	125,000	128,829
5.700%, 09/15/63	265,000	277,752
Diamondback Energy, Inc. 6.250%, 03/15/33 (b)	155,000	165,243
Ecopetrol SA 4.625%, 11/02/31	590,000	490,838
8.375%, 01/19/36	650,000	656,122
8.625%, 01/19/29	435,000	461,082
Energean Israel Finance Ltd. 5.875%, 03/30/31 (144A)	155,000	135,780
8.500%, 09/30/33 (144A)	295,000	291,643
Equinor ASA 3.625%, 04/06/40	170,000	141,638
3.700%, 04/06/50 (b)	25,000	19,821
Hess Corp. 7.125%, 03/15/33	345,000	390,452
7.300%, 08/15/31	210,000	237,634
Leviathan Bond Ltd. 6.500%, 06/30/27 (144A)	480,000	462,666
Ovintiv, Inc. 6.625%, 08/15/37	190,000	198,342
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	160,000	156,546
7.150%, 10/01/33	215,000	231,134

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Phillips 66 Co. 5.300%, 06/30/33	370,000	$372,292
Shell International Finance BV 2.875%, 11/26/41	120,000	89,118
3.000%, 11/26/51	155,000	105,830
3.250%, 04/06/50 (b)	125,000	90,743
Viper Energy, Inc. 5.375%, 11/01/27 (144A)	535,000	523,647

		8,172,887

Packaging & Containers—0.1%
Ball Corp. 6.000%, 06/15/29 (b)	1,550,000	1,564,725

Pharmaceuticals—0.1%
AbbVie, Inc. 4.950%, 03/15/31	145,000	146,035
5.400%, 03/15/54	65,000	66,904
Bayer U.S. Finance LLC 6.375%, 11/21/30 (144A) (b)	310,000	316,978
Bristol-Myers Squibb Co. 5.200%, 02/22/34	210,000	213,218
5.550%, 02/22/54	170,000	174,825
Cigna Group 5.000%, 05/15/29	520,000	520,742
CVS Health Corp. 2.700%, 08/21/40	230,000	159,674
4.125%, 04/01/40	155,000	130,574

		1,728,950

Pipelines—0.5%
Cheniere Energy Partners LP 4.500%, 10/01/29 (b)	155,000	147,521
Cheniere Energy, Inc. 5.650%, 04/15/34 (144A) (b)	230,000	231,642
Columbia Pipelines Holding Co. LLC 5.681%, 01/15/34 (144A)	210,000	208,613
6.042%, 08/15/28 (144A)	350,000	357,638
Columbia Pipelines Operating Co. LLC 5.927%, 08/15/30 (144A)	225,000	230,843
6.036%, 11/15/33 (144A)	310,000	321,174
6.544%, 11/15/53 (144A)	195,000	211,268
EIG Pearl Holdings SARL 3.545%, 08/31/36 (144A)	380,000	324,053
Enbridge, Inc. 2.500%, 08/01/33	130,000	104,749
5.700%, 03/08/33	625,000	640,096
Energy Transfer LP 6.400%, 12/01/30	630,000	665,011
EQM Midstream Partners LP 6.500%, 07/01/27 (144A)	30,000	30,265
Greensaif Pipelines Bidco SARL 6.129%, 02/23/38 (144A)	505,000	513,492
6.510%, 02/23/42 (144A)	365,000	379,321

Pipelines—(Continued)
ONEOK, Inc. 3.100%, 03/15/30	30,000	26,827
3.400%, 09/01/29	180,000	165,814
6.100%, 11/15/32	200,000	209,539
Targa Resources Corp. 6.125%, 03/15/33	10,000	10,433
6.150%, 03/01/29 (b)	200,000	208,441
6.250%, 07/01/52	80,000	83,043
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%, 01/15/32	105,000	94,509
4.875%, 02/01/31	65,000	62,224
Western Midstream Operating LP 4.750%, 08/15/28	145,000	141,044
6.150%, 04/01/33	240,000	246,076

		5,613,636

Real Estate Investment Trusts—0.3%
American Tower Corp. 2.700%, 04/15/31	80,000	67,725
3.800%, 08/15/29	275,000	256,647
Crown Castle, Inc. 2.900%, 03/15/27	240,000	224,480
3.800%, 02/15/28	20,000	18,934
4.300%, 02/15/29	200,000	191,713
4.800%, 09/01/28	535,000	524,558
5.000%, 01/11/28	210,000	207,789
5.600%, 06/01/29	85,000	86,141
GLP Capital LP/GLP Financing II, Inc. 4.000%, 01/15/31	110,000	98,155
5.300%, 01/15/29 (b)	100,000	98,328
5.750%, 06/01/28	270,000	270,200
SBA Tower Trust 2.836%, 01/15/50 (144A)	545,000	531,934
VICI Properties LP 4.950%, 02/15/30	501,000	484,494
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/29 (144A)	115,000	108,758
WEA Finance LLC 3.500%, 06/15/29 (144A)	10,000	8,835

		3,178,691

Retail—0.2%
AutoZone, Inc. 4.750%, 08/01/32	190,000	184,328
4.750%, 02/01/33	60,000	57,966
6.550%, 11/01/33	170,000	186,076
FirstCash, Inc. 4.625%, 09/01/28 (144A)	758,000	713,442
5.625%, 01/01/30 (144A)	585,000	555,906
O’Reilly Automotive, Inc. 4.700%, 06/15/32	290,000	283,413

		1,981,131

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.1%
Intel Corp. 3.100%, 02/15/60	95,000	$60,333
5.150%, 02/21/34	210,000	210,479
5.600%, 02/21/54	40,000	40,756
5.700%, 02/10/53 (b)	100,000	103,372
5.900%, 02/10/63	110,000	116,704
Marvell Technology, Inc. 2.450%, 04/15/28	420,000	378,684
Qorvo, Inc. 3.375%, 04/01/31 (144A)	260,000	223,604

		1,133,932

Software—0.5%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	1,053,000	996,328
Constellation Software, Inc. 5.158%, 02/16/29 (144A)	25,000	24,973
5.461%, 02/16/34 (144A)	165,000	166,077
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	853,000	796,749
MSCI, Inc. 3.625%, 11/01/31 (144A) (b)	355,000	308,095
Open Text Corp. 3.875%, 12/01/29 (144A) (b)	1,260,000	1,122,660
6.900%, 12/01/27 (144A)	525,000	542,845
Open Text Holdings, Inc. 4.125%, 12/01/31 (144A) (b)	130,000	114,087
Oracle Corp. 2.950%, 04/01/30	100,000	88,985
3.850%, 04/01/60	830,000	590,726
4.000%, 07/15/46	5,000	3,939
4.100%, 03/25/61 (b)	130,000	97,621
4.125%, 05/15/45	15,000	12,108
6.150%, 11/09/29 (b)	330,000	347,799
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	1,140,000	1,114,644

		6,327,636

Telecommunications—0.1%
AT&T, Inc. 3.550%, 09/15/55	259,000	181,099
3.650%, 09/15/59	31,000	21,583
3.800%, 12/01/57	251,000	181,729
Cisco Systems, Inc. 4.950%, 02/26/31	225,000	226,986
5.350%, 02/26/64	150,000	153,728
T-Mobile USA, Inc. 2.050%, 02/15/28	315,000	282,243
3.875%, 04/15/30	140,000	131,150
5.050%, 07/15/33	205,000	202,775
5.750%, 01/15/34	205,000	213,482

		1,594,775

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	885,000	870,483
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.700%, 11/01/24 (144A)	320,000	314,330
4.000%, 07/15/25 (144A)	365,000	357,428
5.350%, 03/30/29 (144A)	80,000	80,055
6.050%, 08/01/28 (144A) (b)	105,000	108,033

		1,730,329

Total Corporate Bonds & Notes (Cost $140,185,938)		136,243,281

Asset-Backed Securities—3.6%

Asset-Backed - Automobile—0.9%
American Credit Acceptance Receivables Trust 6.090%, 11/12/27 (144A)	325,000	325,853
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	435,170	434,469
ARI Fleet Lease Trust 5.410%, 02/17/32 (144A)	627,814	626,327
Avis Budget Rental Car Funding AESOP LLC 5.360%, 06/20/30 (144A)	315,000	316,560
5.580%, 12/20/30 (144A)	170,000	169,564
5.900%, 08/21/28 (144A)	375,000	381,721
Carvana Auto Receivables Trust 4.130%, 04/12/27	812,109	801,198
Chesapeake Funding II LLC 5.650%, 05/15/35 (144A)	521,818	522,376
CPS Auto Receivables Trust 5.910%, 08/16/27 (144A)	565,757	566,063
Credit Acceptance Auto Loan Trust 5.680%, 03/15/34 (144A)	385,000	386,516
DT Auto Owner Trust 5.190%, 10/16/28 (144A)	250,000	248,443
5.410%, 02/15/29 (144A)	280,000	278,481
Enterprise Fleet Financing LLC 5.160%, 09/20/30 (144A)	160,000	159,583
5.420%, 10/22/29 (144A)	390,000	391,339
Exeter Automobile Receivables Trust 2.580%, 09/15/25 (144A)	173,763	172,796
2.730%, 12/15/25 (144A)	86,163	85,354
4.570%, 01/15/27	275,910	275,057
6.030%, 08/16/27	162,000	162,098
6.110%, 09/15/27	158,000	158,421
Flagship Credit Auto Trust 4.690%, 07/17/28 (144A)	503,000	495,151
5.050%, 01/18/28 (144A)	140,000	138,555
GLS Auto Receivables Issuer Trust 4.920%, 01/15/27 (144A)	90,000	89,379
Hertz Vehicle Financing III LLC 5.940%, 02/25/28 (144A)	990,000	1,004,659
Santander Drive Auto Receivables Trust 4.980%, 02/15/28	295,000	292,972
5.610%, 07/17/28	495,000	496,124

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
SFS Auto Receivables Securitization Trust 5.710%, 01/22/30 (144A)	245,000	$247,496
Tricolor Auto Securitization Trust 6.480%, 08/17/26 (144A)	96,854	96,872
Westlake Automobile Receivables Trust 1.650%, 02/17/26 (144A)	280,016	277,140
4.310%, 09/15/27 (144A)	560,000	555,097
5.410%, 01/18/28 (144A)	160,000	159,586
World Omni Auto Receivables Trust 5.030%, 05/15/29	270,000	268,340

		10,583,590

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust 5.544%, 1M TSFR + 0.214%, 12/25/46 (c)	43,555	21,203
5.985%, 06/25/36 (c)	420,974	107,200
6.044%, 1M TSFR + 0.714%, 03/25/36 (c)	503,185	244,877
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (k)	239,171	87,140
Soundview Home Loan Trust 5.944%, 1M TSFR + 0.614%, 11/25/36 (c)	354,732	334,088

		794,508

Asset-Backed - Other—2.5%
510 Asset-Backed Trust 2.116%, 06/25/61 (144A) (k)	503,857	489,018
AASET Trust 3.351%, 01/16/40 (144A)	103,183	92,185
Affirm Asset Securitization Trust 6.610%, 01/18/28 (144A)	385,000	387,336
Aligned Data Centers Issuer LLC 6.000%, 08/17/48 (144A)	545,000	544,865
Avant Loans Funding Trust 1.210%, 07/15/30 (144A)	13,869	13,851
Benefit Street Partners CLO XXXI Ltd. 7.675%, 3M TSFR + 2.350%, 04/25/36 (144A) (c)	575,000	578,017
Carlyle U.S. CLO Ltd. 6.843%, 3M TSFR + 1.520%, 04/25/37 (144A) (c)	455,000	453,136
CF Hippolyta Issuer LLC 1.530%, 03/15/61 (144A)	94,245	85,223
1.690%, 07/15/60 (144A)	224,107	209,522
1.990%, 07/15/60 (144A)	242,166	208,156
5.970%, 08/15/62 (144A)	142,661	139,071
Cirrus Funding Ltd. 4.800%, 01/25/37 (144A)	940,000	920,106
CNH Equipment Trust 4.770%, 10/15/30	170,000	168,426
DLLAA LLC 5.640%, 02/22/28 (144A)	285,000	287,812
Domino’s Pizza Master Issuer LLC 2.662%, 04/25/51 (144A)	505,700	449,776
3.668%, 10/25/49 (144A)	316,800	291,364
4.116%, 07/25/48 (144A)	663,250	645,199
Elmwood CLO 19 Ltd. 7.717%, 3M TSFR + 2.400%, 10/17/36 (144A) (c)	760,000	764,350

Asset-Backed - Other—(Continued)
Elmwood CLO 23 Ltd. 7.564%, 3M TSFR + 2.250%, 04/16/36 (144A) (c)	530,000	532,947
Finance America Mortgage Loan Trust 6.494%, 1M TSFR + 1.164%, 09/25/33 (c)	38,773	37,827
FirstKey Homes Trust 4.145%, 05/19/39 (144A)	287,898	279,177
4.250%, 07/17/39 (144A)	1,182,745	1,144,027
GMACM Home Equity Loan Trust 5.944%, 1M TSFR + 0.614%, 10/25/34 (144A) (c)	8,346	8,306
Golub Capital Partners CLO 68B Ltd. 8.125%, 3M TSFR + 2.800%, 07/25/36 (144A) (c)	460,000	464,649
HPS Loan Management Ltd. 8.268%, 3M TSFR + 1.570%, 04/15/37 (144A) (c)	1,260,000	1,260,226
Invesco U.S. CLO Ltd. 7.618%, 3M TSFR + 2.300%, 04/21/36 (144A) (c)	345,000	345,901
JFIN CLO Ltd. 6.580%, 3M TSFR + 1.262%, 04/24/29 (144A) (c)	211,373	211,357
Knollwood CDO Ltd. 8.791%, 3M TSFR + 3.462%, 01/10/39 (144A) (c)	888,341	89
Madison Park Funding LXVII Ltd. 6.831%, 3M TSFR + 1.510%, 04/25/37 (144A) (c)	680,000	680,467
MF1 Ltd. 7.076%, 1M TSFR + 1.750%, 02/19/37 (144A) (c)	685,000	671,606
MFA LLC 5.363%, 03/25/60 (144A) (k)	374,591	370,950
Morgan Stanley ABS Capital I, Inc. Trust 5.744%, 1M TSFR + 0.414%, 06/25/36 (c)	7,423	6,194
New Economy Assets Phase 1 Sponsor LLC 1.910%, 10/20/61 (144A)	865,000	757,516
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	69,472	66,591
OCP CLO Ltd. 6.860%, 3M TSFR + 1.520%, 04/23/37 (144A) (c)	670,000	670,118
Octagon 61 Ltd. 7.668%, 3M TSFR + 2.350%, 04/20/36 (144A) (c)	745,000	748,164
PRET LLC 2.487%, 07/25/51 (144A) (k)	230,097	224,484
Pretium Mortgage Credit Partners I LLC 1.992%, 06/27/60 (144A) (k)	411,667	398,983
Pretium Mortgage Credit Partners LLC 1.992%, 02/25/61 (144A) (k)	659,353	642,450
2.981%, 01/25/52 (144A) (k)	768,757	747,116
Progress Residential Trust 1.510%, 10/17/38 (144A)	803,934	730,767
3.200%, 04/17/39 (144A)	275,526	259,356
4.438%, 05/17/41 (144A)	761,917	740,099
4.451%, 06/17/39 (144A)	213,841	208,439
4.750%, 10/27/39 (144A)	347,556	341,632
Retained Vantage Data Centers Issuer LLC 5.000%, 09/15/48 (144A)	845,000	816,785
RR 23 Ltd. 7.964%, 3M TSFR + 2.650%, 10/15/35 (144A) (c)	1,110,000	1,118,585
RR 26 Ltd. 7.564%, 3M TSFR + 2.250%, 04/15/38 (144A) (c)	520,000	521,286
Sapphire Aviation Finance II Ltd. 3.228%, 03/15/40 (144A)	158,675	144,399

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO XXIX Ltd. 6.656%, 3M TSFR + 1.332%, 04/25/34 (144A) (c)	1,300,000	$1,291,023
Stack Infrastructure Issuer LLC 5.900%, 07/25/48 (144A)	480,000	478,317
5.900%, 03/25/49 (144A)	265,000	265,767
Summit Issuer LLC 2.290%, 12/20/50 (144A)	320,000	298,322
Taco Bell Funding LLC 2.294%, 08/25/51 (144A)	1,889,348	1,640,803
Texas Debt Capital CLO Ltd. 7.618%, 3M TSFR + 2.300%, 04/20/36 (144A) (c)	635,000	637,048
Tricon Residential Trust 4.849%, 07/17/40 (144A)	770,763	760,913
VCAT LLC 1.743%, 05/25/51 (144A) (k)	349,559	338,592
5.115%, 03/27/51 (144A) (k)	91,515	90,555
Venture 42 CLO Ltd. 6.706%, 3M TSFR + 1.392%, 04/15/34 (144A) (c)	1,300,000	1,299,962
VOLT XCIV LLC 5.240%, 02/27/51 (144A) (k)	332,651	325,037
Wellfleet CLO X Ltd. 6.749%, 3M TSFR + 1.432%, 07/20/32 (144A) (c)	1,063,395	1,062,655
Wendy’s Funding LLC 3.884%, 03/15/48 (144A)	407,786	384,796
Wingstop Funding LLC 2.841%, 12/05/50 (144A)	315,200	286,056

		31,037,752

Asset-Backed - Student Loan—0.1%
Navient Private Education Refi Loan Trust 1.110%, 02/18/70 (144A)	436,611	372,783
5.510%, 10/15/71 (144A)	548,100	550,334

		923,117

Total Asset-Backed Securities (Cost $44,589,379)		43,338,967

Mortgage-Backed Securities—3.6%

Collateralized Mortgage Obligations—2.1%
Adjustable Rate Mortgage Trust 5.944%, 1M TSFR + 0.614%, 01/25/36 (c)	63,895	57,744
5.984%, 1M TSFR + 0.654%, 11/25/35 (c)	15,684	15,496
Angel Oak Mortgage Trust 0.951%, 07/25/66 (144A) (c)	605,672	508,209
0.985%, 04/25/66 (144A) (c)	257,371	212,643
0.990%, 04/25/53 (144A) (c)	173,101	158,397
1.068%, 05/25/66 (144A) (c)	477,402	401,206
1.820%, 11/25/66 (144A) (c)	445,258	382,924
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (c)	277,819	260,100
Bear Stearns ALT-A Trust 5.924%, 1M TSFR + 0.594%, 02/25/36 (c)	203,275	177,873
Bear Stearns ARM Trust 4.189%, 07/25/36 (c)	120,061	100,718

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Mortgage Funding Trust 5.804%, 1M TSFR + 0.474%, 10/25/36 (c)	67,959	56,266
5.844%, 1M TSFR + 0.514%, 02/25/37 (c)	276,425	250,645
BINOM Securitization Trust 2.034%, 06/25/56 (144A) (c)	293,769	253,270
BRAVO Residential Funding Trust 0.941%, 02/25/49 (144A) (c)	161,915	143,046
0.970%, 03/25/60 (144A) (c)	127,375	118,447
CHL Mortgage Pass-Through Trust 4.428%, 09/25/47 (c)	165,525	142,732
4.585%, 06/20/35 (c)	4,178	3,845
5.644%, 1M TSFR + 0.514%, 04/25/46 (c)	161,735	135,892
6.124%, 1M TSFR + 0.794%, 02/25/35 (c)	60,910	50,883
COLT Mortgage Loan Trust 0.910%, 06/25/66 (144A) (c)	421,213	343,561
0.956%, 09/27/66 (144A) (c)	749,974	601,644
4.301%, 03/25/67 (144A) (c)	167,357	162,906
Countrywide Alternative Loan Trust 5.500%, 11/25/35	318,575	177,329
5.500%, 1M TSFR + 0.914%, 12/25/35 (c)	62,882	52,632
5.500%, 1M TSFR + 0.564%, 03/01/38 (c)	120,176	88,141
5.984%, 1M TSFR + 0.654%, 01/25/36 (c)	59,654	51,900
6.439%, 12M MTA + 1.350%, 08/25/35 (c)	140,738	111,052
CSMC Trust 0.938%, 05/25/66 (144A) (c)	366,136	293,723
1.179%, 02/25/66 (144A) (c)	518,572	448,442
1.796%, 12/27/60 (144A) (c)	268,209	260,048
1.841%, 10/25/66 (144A) (c)	473,196	410,330
2.265%, 11/25/66 (144A) (c)	1,153,867	1,006,454
3.250%, 04/25/47 (144A) (c)	270,236	243,399
Deephaven Residential Mortgage Trust 0.899%, 04/25/66 (144A) (c)	166,336	143,065
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.744%, 1M TSFR + 0.414%, 12/25/36 (c)	130,281	116,378
Ellington Financial Mortgage Trust 0.931%, 06/25/66 (144A) (c)	175,517	140,933
2.206%, 01/25/67 (144A) (c)	526,086	446,227
GCAT Trust 1.036%, 05/25/66 (144A) (c)	350,406	287,819
1.091%, 05/25/66 (144A) (c)	468,273	388,210
1.262%, 07/25/66 (144A) (c)	914,570	727,066
1.915%, 08/25/66 (144A) (c)	327,384	284,645
GreenPoint Mortgage Funding Trust 6.489%, 12M MTA + 1.400%, 10/25/45 (c)	129,786	97,438
GSR Mortgage Loan Trust 4.713%, 01/25/36 (c)	142,526	128,327
5.744%, 1M TSFR + 0.414%, 01/25/37 (c)	422,356	97,025
6.000%, 07/25/37	131,992	85,142
Imperial Fund Mortgage Trust 3.638%, 03/25/67 (144A) (k)	1,124,596	1,041,761
IndyMac INDX Mortgage Loan Trust 3.712%, 10/25/35 (c)	8,343	7,794
JP Morgan Mortgage Trust 4.294%, 05/25/36 (c)	10,189	8,145
Legacy Mortgage Asset Trust
1.650%, 11/25/60 (144A) (k)	175,477	169,718

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Legacy Mortgage Asset Trust
1.750%, 04/25/61 (144A) (k)	260,442	$252,392
1.750%, 07/25/61 (144A) (k)	344,337	332,946
MASTR Adjustable Rate Mortgages Trust 4.191%, 09/25/33 (c)	43,374	39,958
5.371%, 11/21/34 (c)	29,774	27,749
MetLife Securitization Trust 3.750%, 03/25/57 (144A) (c)	273,067	257,032
MFA Trust 1.029%, 11/25/64 (144A) (c)	262,288	225,466
1.153%, 04/25/65 (144A) (c)	179,299	162,911
Morgan Stanley Mortgage Loan Trust 5.024%, 05/25/36 (c)	111,171	45,094
New Residential Mortgage Loan Trust 0.941%, 10/25/58 (144A) (c)	146,171	132,613
2.492%, 09/25/59 (144A) (c)	70,775	65,167
3.500%, 08/25/59 (144A) (c)	260,952	241,631
3.750%, 11/26/35 (144A) (c)	244,331	228,431
3.859%, 09/25/57 (144A) (c)	366,649	340,258
4.000%, 03/25/57 (144A) (c)	475,885	449,106
4.000%, 05/25/57 (144A) (c)	260,911	246,166
6.194%, 1M TSFR + 0.864%, 01/25/48 (144A) (c)	294,657	285,561
NMLT Trust 1.185%, 05/25/56 (144A) (c)	750,711	620,059
OBX Trust 1.054%, 07/25/61 (144A) (c)	464,221	360,100
1.072%, 02/25/66 (144A) (c)	479,031	406,496
2.305%, 11/25/61 (144A) (c)	932,557	799,768
Preston Ridge Partners Mortgage LLC 1.867%, 04/25/26 (144A) (k)	272,235	267,515
PRPM LLC 1.793%, 06/25/26 (144A) (k)	469,484	459,061
1.793%, 07/25/26 (144A) (k)	387,793	376,447
1.867%, 04/25/26 (144A) (k)	471,431	459,764
2.363%, 10/25/26 (144A) (k)	812,601	791,866
2.487%, 10/25/26 (144A) (k)	361,031	354,003
5.363%, 11/25/25 (144A) (k)	111,206	110,827
Residential Accredit Loans, Inc. Trust 6.000%, 12/25/35	105,161	90,613
6.044%, 1M TSFR + 0.714%, 04/25/36 (c)	420,201	351,603
RFMSI Trust 4.112%, 08/25/35 (c)	43,659	18,802
STAR Trust 1.219%, 05/25/65 (144A) (c)	354,128	308,774
Starwood Mortgage Residential Trust 0.943%, 05/25/65 (144A) (c)	126,590	114,315
1.920%, 11/25/66 (144A) (c)	721,417	602,507
Structured Adjustable Rate Mortgage Loan Trust 5.744%, 1M TSFR + 0.414%, 09/25/34 (c)	31,854	27,499
Toorak Mortgage Corp. Ltd. 3.240%, 06/25/24 (144A) (k)	304,293	301,075
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (c)	1,174,628	999,040
Verus Securitization Trust
0.918%, 02/25/64 (144A) (c)	217,621	192,431
0.938%, 07/25/66 (144A) (c)	323,537	255,489

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
1.031%, 02/25/66 (144A) (c)	185,940	160,346
1.824%, 11/25/66 (144A) (c)	499,594	427,434
1.829%, 10/25/66 (144A) (c)	1,164,239	1,007,368
4.130%, 02/25/67 (144A) (k)	166,343	155,704
WaMu Mortgage Pass-Through Certificates Trust 3.811%, 06/25/37 (c)	61,885	52,112
5.969%, 12M MTA + 0.880%, 10/25/46 (c)	112,684	92,948
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.000%, 1M TSFR + 0.714%, 07/25/36 (c)	48,982	32,218
Wells Fargo Mortgage-Backed Securities Trust 6.240%, 09/25/36 (c)	33,327	31,168
6.240%, 10/25/36 (c)	38,791	35,021

		25,446,444

Commercial Mortgage-Backed Securities—1.5%
BANK 0.590%, 11/15/62 (c) (d)	4,525,254	124,528
0.634%, 11/15/62 (c) (d)	2,229,752	69,199
0.685%, 12/15/52 (c) (d)	3,613,194	114,876
0.710%, 11/15/50 (c) (d)	6,746,310	140,584
0.755%, 11/15/54 (c) (d)	774,644	17,155
0.810%, 09/15/62 (c) (d)	4,011,501	142,330
0.885%, 05/15/62 (c) (d)	2,853,053	103,309
0.946%, 12/15/56 (c) (d)	1,000,000	38,202
0.995%, 02/15/56 (c) (d)	1,363,887	85,477
1.760%, 03/15/63 (c) (d)	4,871,772	426,074
3.688%, 02/15/61	1,700,000	1,612,993
BBCMS Mortgage Trust 0.985%, 04/15/53 (c) (d)	1,280,000	67,360
1.454%, 02/15/50 (c) (d)	4,717,365	155,895
1.626%, 02/15/57 (c) (d)	2,039,367	223,364
3.662%, 04/15/55 (c)	230,000	207,504
4.600%, 06/15/55 (c)	245,000	237,717
4.967%, 12/15/51 (c)	475,000	419,056
5.419%, 02/15/57 (c)	385,000	396,025
5.439%, 12/15/55 (c)	325,000	334,281
5.710%, 12/15/55 (c)	105,000	109,827
6.804%, 11/15/56 (c)	400,000	452,160
Benchmark Mortgage Trust 0.455%, 07/15/51 (c) (d)	3,934,539	55,514
0.519%, 01/15/51 (c) (d)	1,701,475	26,281
1.024%, 08/15/52 (c) (d)	1,958,055	64,990
1.189%, 03/15/62 (c) (d)	5,101,428	254,385
1.511%, 01/15/54 (c) (d)	2,351,576	181,226
1.780%, 07/15/53 (c) (d)	1,287,982	80,368
3.882%, 02/15/51 (c)	795,000	745,049
4.016%, 03/15/52	630,000	588,574
BPR Trust 8.557%, 1M TSFR + 3.232%, 08/15/39 (144A) (c)	575,000	576,417
BX Trust 7.776%, 1M TSFR + 2.451%, 08/15/39 (144A) (c)	514,045	517,254
8.289%, 1M TSFR + 3.039%, 03/15/26 (144A) (c)	86,000	85,946
CAMB Commercial Mortgage Trust 8.173%, 1M TSFR + 2.847%, 12/15/37 (144A) (c)	665,000	660,013

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust 0.880%, 07/10/47 (c) (d)	2,540,296	$708
1.011%, 04/10/48 (c) (d)	3,641,661	25,102
COMM Mortgage Trust 1.144%, 10/15/45 (c) (d)	68,890	7
2.819%, 01/10/39 (144A)	205,000	185,088
2.853%, 10/15/45	5,934	5,445
3.796%, 08/10/47	225,000	223,678
3.896%, 01/10/39 (144A) (c)	210,000	181,207
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	362	358
CSAIL Commercial Mortgage Trust 0.707%, 06/15/57 (c) (d)	10,545,552	41,990
0.890%, 11/15/48 (c) (d)	640,662	7,148
1.856%, 01/15/49 (c) (d)	1,440,336	38,791
DBJPM Mortgage Trust 1.704%, 09/15/53 (c) (d)	1,000,377	54,021
DC Trust 5.727%, 04/13/28 (144A) (c)	200,000	200,399
7.036%, 04/13/28 (144A) (c)	100,000	100,229
GS Mortgage Securities Corp. II 5.507%, 03/10/41 (144A) (c)	615,000	609,548
GS Mortgage Securities Corp. Trust 2.954%, 11/05/34 (144A)	1,200,000	890,428
GS Mortgage Securities Trust 0.366%, 07/10/46 (c) (d)	653,406	7
1.704%, 08/10/44 (144A) (c) (d)	105,195	1
4.955%, 04/10/47 (144A) (c)	465,000	363,480
JP Morgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (c)	250,315	219,095
2.812%, 01/16/37 (144A)	305,000	259,532
3.772%, 12/15/47 (144A) (c)	130,000	79,420
JPMBB Commercial Mortgage Securities Trust 0.572%, 09/15/47 (c) (d)	2,485,697	2,223
Morgan Stanley Bank of America Merrill Lynch Trust 0.950%, 12/15/47 (c) (d)	1,528,581	2,364
0.961%, 10/15/48 (c) (d)	706,397	4,947
Morgan Stanley Capital I Trust 1.304%, 06/15/50 (c) (d)	1,397,896	35,549
3.912%, 09/09/32 (144A)	1,140,000	998,310
4.944%, 07/15/49 (144A) (c)	265,000	228,033
5.253%, 10/12/52 (144A) (c)	12,137	4,493
NJ Trust 6.481%, 01/06/29 (144A) (c)	480,000	501,571
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (c)	150,000	115,716
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,123,996
TYSN Mortgage Trust 6.580%, 12/10/33 (144A) (c)	895,000	935,310
UBS Commercial Mortgage Trust 1.066%, 08/15/50 (c) (d)	685,747	19,131
Wells Fargo Commercial Mortgage Trust 0.870%, 09/15/57 (c) (d)	4,444,397	43,898
1.056%, 05/15/48 (c) (d)	2,430,471	12,970
2.942%, 10/15/49	890,000	838,233
4.140%, 05/15/48 (c)	80,000	68,749

Commercial Mortgage-Backed Securities—(Continued)
WFRBS Commercial Mortgage Trust 3.016%, 11/15/47 (144A)	23,858	968
3.995%, 05/15/47	92,416	92,115
5.000%, 06/15/44 (144A) (c)	105,000	64,082

		17,892,273

Total Mortgage-Backed Securities (Cost $52,435,505)		43,338,717

Foreign Government—1.4%

Banks—0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/33 (144A)	200,000	198,758

Sovereign—1.4%
Angola Government International Bond 8.000%, 11/26/29	400,000	372,000
Bermuda Government International Bonds 2.375%, 08/20/30 (144A)	200,000	167,040
5.000%, 07/15/32 (144A)	405,000	389,610
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	11,104,000	2,128,963
Chile Government International Bonds 1.250%, 01/22/51 (EUR)	250,000	151,039
4.950%, 01/05/36	400,000	386,605
Colombia Government International Bonds 5.000%, 06/15/45	800,000	578,916
5.200%, 05/15/49	200,000	146,678
5.625%, 02/26/44	225,000	178,005
Costa Rica Government International Bond 6.550%, 04/03/34 (144A)	280,000	289,486
Hungary Government International Bonds 1.625%, 04/28/32 (EUR)	1,320,000	1,163,646
6.125%, 05/22/28 (144A)	710,000	726,891
Indonesia Government International Bonds 1.100%, 03/12/33 (EUR)	1,170,000	999,844
2.150%, 07/18/24 (EUR)	100,000	107,046
Israel Government International Bond 5.750%, 03/12/54	200,000	191,444
Ivory Coast Government International Bond 4.875%, 01/30/32 (EUR)	460,000	426,793
Mexico Government International Bonds 3.500%, 02/12/34	200,000	166,343
6.000%, 05/07/36	1,605,000	1,608,300
6.400%, 05/07/54	200,000	199,256
North Macedonia Government International Bonds 2.750%, 01/18/25 (EUR)	425,000	449,112
3.675%, 06/03/26 (144A) (EUR)	515,000	538,072
Panama Government International Bond 6.875%, 01/31/36	200,000	194,859
Philippines Government International Bonds 1.200%, 04/28/33 (EUR)	775,000	668,971
1.750%, 04/28/41 (EUR)	300,000	226,876
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	466,731
2.750%, 04/14/41 (EUR)	1,810,000	1,330,778

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Romania Government International Bonds 5.875%, 01/30/29 (144A)	348,000	$347,669
6.375%, 01/30/34 (144A)	246,000	249,183
Saudi Government International Bonds 2.000%, 07/09/39 (EUR)	285,000	234,663
5.000%, 01/18/53 (144A)	400,000	357,224
5.750%, 01/16/54 (144A)	855,000	844,312

		16,286,355

Total Foreign Government (Cost $19,088,507)		16,485,113

Municipals—0.5%
Chicago Board of Education, General Obligation Unlimited 6.138%, 12/01/39	325,000	304,966
6.319%, 11/01/29	315,000	312,862
Chicago Transit Authority Sales Tax Receipts Fund 3.912%, 12/01/40	170,000	146,761
Metropolitan Transportation Authority 4.750%, 11/15/45	505,000	519,803
5.175%, 11/15/49	730,000	676,874
Municipal Electric Authority of Georgia 6.637%, 04/01/57	189,000	217,702
New York Transportation Development Corp. 4.248%, 09/01/35	1,015,000	984,326
Philadelphia Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,326,047
State Board of Administration Finance Corp. 1.258%, 07/01/25	975,000	929,534
State of California, General Obligation Unlimited 7.300%, 10/01/39	180,000	211,722
Texas Natural Gas Securitization Finance Corp. 5.102%, 04/01/35	595,000	600,204

Total Municipals (Cost $6,557,396)		6,230,801

Floating Rate Loan (l)—0.0%

Oil & Gas—0.0%
Paragon Offshore Finance Co. Term Loan B, 07/18/22 (m) (n) (o) (Cost $587)	587	0

Short-Term Investment—1.4%

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $16,441,224; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $16,765,466.	16,436,658	16,436,658

Total Short-Term Investments (Cost $16,436,658)		16,436,658

Securities Lending Reinvestments (p)—2.3%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—1.6%
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $250,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $255,836.	250,000	$250,000
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $6,135,833; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $6,255,777.	6,133,114	6,133,114
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $1,030,165; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $6,189,893; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $6,310,904.	6,187,161	6,187,161
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $3,003,179; collateralized by various Common Stock with an aggregate market value of $3,342,416.	3,000,000	3,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $600,274; collateralized by various Common Stock with an aggregate market value of $669,308.	600,000	600,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,458.	100,000	100,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,334.	2,000,000	2,000,000

		19,270,275

Time Deposit—0.1%
Banco Santander SA (NY) 5.310%, 04/01/24	1,000,000	1,000,000

Mutual Funds—0.6%
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (q)	818,156	818,156
HSBC U.S. Government Money Market Fund, Class I 5.240% (q)	1,000,000	1,000,000

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (q)	2,000,000	$2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (q)	4,000,000	4,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (q)	35,027	35,027

		7,853,183

Total Securities Lending Reinvestments (Cost $28,123,458)		28,123,458

Total Investments—111.9% (Cost $1,228,196,215)		1,351,287,825
Other assets and liabilities (net)—(11.9)%		(143,714,968)

Net Assets—100.0%		$1,207,572,857

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $442,478, which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $45,978,638 and the collateral received consisted of cash in the amount of $28,123,458 and non-cash collateral with a value of $18,852,121. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	Principal only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $1,228,313.
(h)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2024, the market value of securities pledged was $277,110.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $1,556,797.
(j)	Principal amount of security is adjusted for inflation.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(n)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(o)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(q)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $135,438,787, which is 11.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Intesa Sanpaolo SpA, 7.800%, 11/28/53	11/20/23	$390,000	$389,106	$442,478

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	2.500%	TBA	$(2,370,000)	$(2,025,405)	$(2,018,331)
Government National Mortgage Association, TBA	3.000%	TBA	(675,000)	(596,979)	(595,197)
Government National Mortgage Association, TBA	3.500%	TBA	(2,574,000)	(2,331,972)	(2,342,024)
Government National Mortgage Association, TBA	4.000%	TBA	(1,670,000)	(1,568,626)	(1,562,601)
Government National Mortgage Association, TBA	4.500%	TBA	(245,000)	(234,434)	(235,403)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(75,000)	(56,429)	(56,453)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(2,964,000)	(2,535,906)	(2,517,618)
Uniform Mortgage-Backed Security, TBA	3.500%	TBA	(2,435,000)	(2,162,748)	(2,150,959)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(495,000)	(460,229)	(458,371)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(10,525,000)	(10,287,588)	(10,268,855)
Uniform Mortgage-Backed Security, TBA	6.500%	TBA	(3,970,000)	(4,050,226)	(4,055,824)

Totals				$(26,310,542)	$(26,261,636)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
BRL	10,580,000	GSI	06/20/24	USD	2,099,081	$5,194
EUR	7,542,000	BNP	06/20/24	USD	8,301,649	139,275
EUR	208,000	HSBC	06/20/24	USD	227,365	2,255

Net Unrealized Appreciation						$146,724

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/18/24	65	USD	7,201,797	$29,876
U.S. Treasury Note 5 Year Futures	06/28/24	142	USD	15,196,219	40,611
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	22	USD	2,521,406	14,438

Futures Contracts—Short
Euro-Bund Futures	06/06/24	(28)	EUR	(3,734,640)	(32,732)
Euro-Buxl 30 Year Bond Futures	06/06/24	(11)	EUR	(1,493,800)	(33,561)
U.S. Treasury Long Bond Futures	06/18/24	(46)	USD	(5,540,125)	(62,600)
U.S. Treasury Note 2 Year Futures	06/28/24	(11)	USD	(2,249,328)	8,580
U.S. Treasury Ultra Long Bond Futures	06/18/24	(19)	USD	(2,451,000)	(28,553)
United Kingdom Long Gilt Bond Futures	06/26/24	(57)	GBP	(5,696,580)	(38,289)

Net Unrealized Depreciation					$(102,230)

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/15/53	USD	1,610,000	$215,506	$18,089	$197,417
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	2,325,000	274,439	4,618	269,821
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	58,831	(8,626)	67,457
Receive	12M SOFR	Annually	3.590%	Annually	09/20/53	USD	2,955,000	22,439	12,973	9,466

Totals								$571,215	$27,054	$544,161

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas SA
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank PLC

Currencies

(BRL)—	Brazilian Real
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(REIT)—	Real Estate Investment Trust
(STACR)—	Structured Agency Credit Risk

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$745,261,276	$—	$—	$745,261,276
Total U.S. Treasury & Government Agencies*	—	315,829,554	—	315,829,554
Total Corporate Bonds & Notes*	—	136,243,281	—	136,243,281
Total Asset-Backed Securities*	—	43,338,967	—	43,338,967
Total Mortgage-Backed Securities*	—	43,338,717	—	43,338,717
Total Foreign Government*	—	16,485,113	—	16,485,113
Total Municipals*	—	6,230,801	—	6,230,801
Total Floating Rate Loan*	—	—	0	0
Total Short-Term Investment*	—	16,436,658	—	16,436,658
Securities Lending Reinvestments
Repurchase Agreements	—	19,270,275	—	19,270,275
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	7,853,183	—	—	7,853,183
Total Securities Lending Reinvestments	7,853,183	20,270,275	—	28,123,458
Total Investments	$753,114,459	$598,173,366	$0	$1,351,287,825

Collateral for Securities Loaned (Liability)	$—	$(28,123,458)	$—	$(28,123,458)
TBA Forward Sales Commitments (Liability)	$—	$(26,261,636)	$—	$(26,261,636)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$146,724	$—	$146,724
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$93,505	$—	$—	$93,505
Futures Contracts (Unrealized Depreciation)	(195,735)	—	—	(195,735)
Total Futures Contracts	$(102,230)	$—	$—	$(102,230)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$544,161	$—	$544,161

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.4%
General Dynamics Corp.	240,692	$67,993,083
Lockheed Martin Corp.	93,777	42,656,344
Northrop Grumman Corp.	183,108	87,646,475
RTX Corp. (a)	394,254	38,451,593

		236,747,495

Air Freight & Logistics—1.6%
United Parcel Service, Inc.—Class B	340,711	50,639,876

Banks—1.0%
PNC Financial Services Group, Inc.	205,741	33,247,746

Beverages—7.1%
Coca-Cola Co.	1,061,751	64,957,926
Diageo PLC	2,079,260	76,788,353
PepsiCo, Inc.	473,618	82,887,886

		224,634,165

Chemicals—5.5%
Ecolab, Inc.	325,195	75,087,525
Linde PLC	213,386	99,079,388

		174,166,913

Consumer Finance—3.0%
American Express Co.	417,431	95,044,865

Consumer Staples Distribution & Retail—1.9%
Costco Wholesale Corp.	81,199	59,488,823

Financial Services—6.0%
Mastercard, Inc. - Class A	191,900	92,413,283
Visa, Inc. - Class A (a)	354,176	98,843,438

		191,256,721

Ground Transportation—4.7%
Canadian National Railway Co. (a)	595,932	78,473,582
Union Pacific Corp.	294,186	72,349,163

		150,822,745

Health Care Equipment & Supplies—7.9%
Abbott Laboratories	683,916	77,733,892
Medtronic PLC	652,164	56,836,093
Stryker Corp.	323,460	115,756,630

		250,326,615

Health Care Providers & Services—3.2%
UnitedHealth Group, Inc.	204,611	101,221,062

Hotels, Restaurants & Leisure—2.6%
McDonald’s Corp.	288,881	81,449,998

Household Products—5.6%
Colgate-Palmolive Co.	1,056,474	95,135,484
Procter & Gamble Co.	521,285	84,578,491

		179,713,975

Industrial Conglomerates—2.9%
Honeywell International, Inc.	447,193	91,786,363

Insurance—5.0%
Chubb Ltd.	274,900	71,234,837
Marsh & McLennan Cos., Inc.	422,619	87,051,062

		158,285,899

IT Services—2.8%
Accenture PLC - Class A	256,502	88,906,158

Life Sciences Tools & Services—3.2%
Danaher Corp.	410,906	102,611,446

Machinery—0.9%
Deere & Co.	72,901	29,943,357

Pharmaceuticals—4.2%
Johnson & Johnson	445,247	70,433,623
Merck & Co., Inc.	368,416	48,612,491
Pfizer, Inc.	568,127	15,765,524

		134,811,638

Professional Services—2.1%
Automatic Data Processing, Inc.	262,832	65,639,664

Semiconductors & Semiconductor Equipment—2.5%
Texas Instruments, Inc.	448,618	78,153,742

Software—5.5%
Intuit, Inc.	52,745	34,284,250
Microsoft Corp.	335,217	141,032,496

		175,316,746

Specialized REITs—2.9%
American Tower Corp. (a)	263,969	52,157,635
Public Storage (a)	143,440	41,606,206

		93,763,841

Specialty Retail—4.9%
Home Depot, Inc.	162,143	62,198,055
TJX Cos., Inc.	925,373	93,851,330

		156,049,385

Textiles, Apparel & Luxury Goods—2.2%
NIKE, Inc. - Class B	755,181	70,971,910

Total Common Stocks (Cost $2,099,331,722)		3,075,001,148

Escrow Shares—0.0%

Forest Products & Paper — 0.0%
Sino Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—3.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $28,623,101; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $29,187,480.	$28,615,152	$28,615,152

U.S. Treasury—2.4%
U.S. Treasury Bill 5.227%, 05/09/24 (e)	76,995,000	76,566,775

Total Short-Term Investments (Cost $105,182,537)		105,181,927

Total Investments—99.9% (Cost $2,204,514,259)		3,180,183,075
Other assets and liabilities (net)—0.1%		1,908,434

Net Assets—100.0%		$3,182,091,509

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $149,416,299 and the collateral received consisted of non-cash collateral with a value of $153,102,629. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents current yield to maturity.

Glossary of Abbreviations

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$236,747,495	$—	$—	$236,747,495
Air Freight & Logistics	50,639,876	—	—	50,639,876
Banks	33,247,746	—	—	33,247,746
Beverages	147,845,812	76,788,353	—	224,634,165
Chemicals	174,166,913	—	—	174,166,913
Consumer Finance	95,044,865	—	—	95,044,865
Consumer Staples Distribution & Retail	59,488,823	—	—	59,488,823
Financial Services	191,256,721	—	—	191,256,721
Ground Transportation	150,822,745	—	—	150,822,745
Health Care Equipment & Supplies	250,326,615	—	—	250,326,615
Health Care Providers & Services	101,221,062	—	—	101,221,062
Hotels, Restaurants & Leisure	81,449,998	—	—	81,449,998
Household Products	179,713,975	—	—	179,713,975
Industrial Conglomerates	91,786,363	—	—	91,786,363
Insurance	158,285,899	—	—	158,285,899
IT Services	88,906,158	—	—	88,906,158
Life Sciences Tools & Services	102,611,446	—	—	102,611,446
Machinery	29,943,357	—	—	29,943,357
Pharmaceuticals	134,811,638	—	—	134,811,638
Professional Services	65,639,664	—	—	65,639,664
Semiconductors & Semiconductor Equipment	78,153,742	—	—	78,153,742
Software	175,316,746	—	—	175,316,746
Specialized REITs	93,763,841	—	—	93,763,841
Specialty Retail	156,049,385	—	—	156,049,385
Textiles, Apparel & Luxury Goods	70,971,910	—	—	70,971,910
Total Common Stocks	2,998,212,795	76,788,353	—	3,075,001,148
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	105,181,927	—	105,181,927
Total Investments	$2,998,212,795	$181,970,280	$0	$3,180,183,075

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-134

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
BWX Technologies, Inc.	106,796	$10,959,406
L3Harris Technologies, Inc.	68,061	14,503,799

		25,463,205

Automobile Components—1.9%
BorgWarner, Inc.	210,527	7,313,708
Mobileye Global, Inc. - Class A (a)(b)	441,353	14,189,499

		21,503,207

Biotechnology—2.6%
BioMarin Pharmaceutical, Inc. (a)	54,462	4,756,711
Exact Sciences Corp. (a)	89,758	6,198,688
Natera, Inc. (a)	199,201	18,218,923

		29,174,322

Building Products—2.5%
Builders FirstSource, Inc. (a)	135,562	28,271,455

Capital Markets—4.5%
Carlyle Group, Inc. (b)	226,340	10,617,609
KKR & Co., Inc.	223,332	22,462,733
MSCI, Inc.	21,483	12,040,147
Nasdaq, Inc.	71,907	4,537,332

		49,657,821

Commercial Services & Supplies—1.2%
Cintas Corp.	13,049	8,965,054
Waste Connections, Inc.	26,349	4,532,292

		13,497,346

Communications Equipment—1.6%
Arista Networks, Inc. (a)	59,695	17,310,356

Construction & Engineering—1.6%
MasTec, Inc. (a)(b)	38,380	3,578,935
Quanta Services, Inc. (b)	56,064	14,565,427

		18,144,362

Construction Materials—2.3%
Eagle Materials, Inc. (b)	72,764	19,773,617
Summit Materials, Inc. - Class A (a)(b)	132,442	5,902,940

		25,676,557

Consumer Staples Distribution & Retail—1.2%
Dollar General Corp.	83,531	13,035,848

Diversified Consumer Services—1.1%
Bright Horizons Family Solutions, Inc. (a)(b)	112,073	12,704,595

Electrical Equipment—0.7%
Array Technologies, Inc. (a)(b)	520,151	7,755,451

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp. - Class A	95,606	11,028,152

Financial Services—4.8%
Apollo Global Management, Inc.	282,233	31,737,101
Block, Inc. (a)	106,747	9,028,661
Global Payments, Inc.	98,838	13,210,687

		53,976,449

Ground Transportation—4.4%
J.B. Hunt Transport Services, Inc. (b)	40,777	8,124,817
Knight-Swift Transportation Holdings, Inc.	104,877	5,770,332
XPO, Inc. (a)(b)	287,022	35,025,295

		48,920,444

Health Care Equipment & Supplies—11.8%
Alcon, Inc. (b)	135,057	11,248,897
Align Technology, Inc. (a)	23,905	7,838,928
DexCom, Inc. (a)	181,941	25,235,217
GE HealthCare Technologies, Inc.	46,974	4,270,406
Hologic, Inc. (a)	171,482	13,368,737
IDEXX Laboratories, Inc. (a)	37,340	20,160,986
Inspire Medical Systems, Inc. (a)(b)	117,471	25,231,596
ResMed, Inc. (b)	31,352	6,208,637
STERIS PLC (b)	60,332	13,563,840
Teleflex, Inc.	20,011	4,525,888

		131,653,132

Health Care Providers & Services—0.9%
Humana, Inc.	30,531	10,585,708

Health Care Technology—1.9%
Veeva Systems, Inc. - Class A (a)	93,697	21,708,658

Hotels, Restaurants & Leisure—4.5%
Boyd Gaming Corp.	142,261	9,577,011
Caesars Entertainment, Inc. (a)(b)	177,333	7,756,545
Chipotle Mexican Grill, Inc. (a)	4,972	14,452,460
Domino’s Pizza, Inc.	29,833	14,823,421
Planet Fitness, Inc. - Class A (a)(b)	59,817	3,746,339

		50,355,776

Industrial REITs—0.6%
First Industrial Realty Trust, Inc.	119,752	6,291,770

Insurance—0.9%
Aon PLC - Class A	31,197	10,411,063

Interactive Media & Services—1.4%
Match Group, Inc. (a)(b)	161,838	5,871,483
Pinterest, Inc. - Class A (a)	297,350	10,309,124

		16,180,607

IT Services—4.9%
Cognizant Technology Solutions Corp. - Class A	213,069	15,615,827
EPAM Systems, Inc. (a)	64,132	17,710,693
Gartner, Inc. (a)	13,469	6,420,268
MongoDB, Inc. (a)(b)	28,602	10,257,822
Twilio, Inc. - Class A (a)	69,833	4,270,288

		54,274,898

BHFTII-135

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—1.4%
Mattel, Inc. (a)(b)	779,766	$15,447,165

Life Sciences Tools & Services—3.2%
Agilent Technologies, Inc.	123,453	17,963,646
Avantor, Inc. (a)	223,116	5,705,076
Mettler-Toledo International, Inc. (a)	8,878	11,819,193

		35,487,915

Machinery—0.4%
Stanley Black & Decker, Inc.	49,617	4,858,993

Media—1.5%
Trade Desk, Inc. - Class A (a)	185,233	16,193,069

Metals & Mining—1.0%
ATI, Inc. (a)(b)	220,234	11,269,374

Oil, Gas & Consumable Fuels—3.6%
Coterra Energy, Inc.	360,677	10,055,675
Permian Resources Corp. (b)	851,187	15,031,962
SM Energy Co. (b)	300,155	14,962,727

		40,050,364

Professional Services—3.1%
Equifax, Inc.	41,918	11,213,903
KBR, Inc.	214,709	13,668,375
TransUnion	127,572	10,180,246

		35,062,524

Real Estate Management & Development—1.6%
CoStar Group, Inc. (a)(b)	181,019	17,486,435

Semiconductors & Semiconductor Equipment—4.6%
KLA Corp.	11,924	8,329,749
Lam Research Corp.	8,584	8,339,957
Marvell Technology, Inc.	131,663	9,332,273
Microchip Technology, Inc.	68,541	6,148,813
Monolithic Power Systems, Inc. (b)	28,035	18,991,470

		51,142,262

Software—10.8%
Bill Holdings, Inc. (a)	82,878	5,695,376
Crowdstrike Holdings, Inc. - Class A (a)	84,170	26,984,060
Datadog, Inc. - Class A (a)(b)	69,605	8,603,178
Elastic NV (a)	40,842	4,094,002
Fair Isaac Corp. (a)	16,066	20,076,234
Fortinet, Inc. (a)	150,782	10,299,919
Guidewire Software, Inc. (a)(b)	130,903	15,277,689
HubSpot, Inc. (a)	24,920	15,613,875
Palantir Technologies, Inc. - Class A (a)	385,810	8,877,488
Palo Alto Networks, Inc. (a)(b)	19,198	5,454,728

		120,976,549

Specialty Retail—4.3%
Burlington Stores, Inc. (a)	79,041	18,352,530
Lithia Motors, Inc. (b)	24,848	7,475,769
Ross Stores, Inc.	107,434	15,767,014
Tractor Supply Co. (b)	22,818	5,971,927

		47,567,240

Trading Companies & Distributors—3.3%
Beacon Roofing Supply, Inc. (a)	167,878	16,455,402
FTAI Aviation Ltd. (b)	300,738	20,239,667

		36,695,069

Total Common Stocks (Cost $873,481,153)		1,109,818,141

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $2,457,836; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $2,506,333.	2,457,153	2,457,153

Total Short-Term Investments (Cost $2,457,153)		2,457,153

Securities Lending Reinvestments (c)—9.8%

Certificates of Deposit—2.1%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	999,999
Barclays Bank PLC (NY) 5.500%, SOFR + 0.170%, 08/07/24 (d)	5,000,000	5,000,525
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 05/09/24	1,000,000	993,770
Mizuho Bank Ltd. 5.500%, SOFR + 0.170%, 08/06/24 (d)	1,000,000	1,000,104
5.730%, SOFR + 0.400%, 04/18/24 (d)	2,000,000	2,000,308
MUFG Bank Ltd. (London) Zero Coupon, 06/04/24	1,000,000	989,920
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (d)	1,000,000	999,936
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (d)	2,000,000	1,999,940
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	3,000,000	3,005,898
SMBC Bank International PLC Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (d)	1,000,000	1,000,171

BHFTII-136

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (d)	2,000,000	$2,000,432
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (d)	2,000,000	2,003,756

		22,987,939

Commercial Paper—0.5%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (d)	1,000,000	1,000,098
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792
Old Line Funding LLC 5.450%, SOFR + 0.120%, 05/08/24 (d)	2,000,000	1,999,994

		5,995,721

Repurchase Agreements—5.2%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $7,003,179; collateralized by various Common Stock with an aggregate market value of $7,796,752.	7,000,000	7,000,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $500,227; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $511,672.	500,000	500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $7,038,247; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	7,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $15,387,079; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $15,687,892.	15,380,286	15,380,286
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $15,015,896; collateralized by various Common Stock with an aggregate market value of $16,712,079.	15,000,000	15,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $4,602,101; collateralized by various Common Stock with an aggregate market value of $5,131,358.	4,600,000	4,600,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $500,227; collateralized by various Common Stock with an aggregate market value of $557,288.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $8,003,613; collateralized by various Common Stock with an aggregate market value of $8,801,333.	8,000,000	8,000,000

		57,980,286

Time Deposits—0.7%
Banco Santander SA (NY) 5.310%, 04/01/24	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA 5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000

		8,000,000

Mutual Funds—1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (e)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (e)	1,000,000	1,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $108,955,769)		108,963,946

Total Investments— 109.4% (Cost $984,894,075)		1,221,239,240
Other assets and liabilities (net)—(9.4)%		(105,320,832)

Net Assets—100.0%		$1,115,918,408

BHFTII-137

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $198,030,613 and the collateral received consisted of cash in the amount of $108,895,139 and non-cash collateral with a value of $92,549,222. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT) —	Real Estate Investment Trust

BHFTII-138

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,109,818,141	$—	$—	$1,109,818,141
Total Short-Term Investment*	—	2,457,153	—	2,457,153
Securities Lending Reinvestments
Certificates of Deposit	—	22,987,939	—	22,987,939
Commercial Paper	—	5,995,721	—	5,995,721
Repurchase Agreements	—	57,980,286	—	57,980,286
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	94,963,946	—	108,963,946
Total Investments	$1,123,818,141	$97,421,099	$—	$1,221,239,240

Collateral for Securities Loaned (Liability)	$—	$(108,895,139)	$—	$(108,895,139)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-139

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Boeing Co. (a)	115,040	$22,201,570

Automobiles—1.5%
Tesla, Inc. (a)	243,615	42,825,081

Biotechnology—1.5%
Vertex Pharmaceuticals, Inc. (a)	103,094	43,094,323

Broadline Retail—10.1%
Amazon.com, Inc. (a)	1,366,003	246,399,621
MercadoLibre, Inc. (a)	28,069	42,439,205

		288,838,826

Capital Markets—0.9%
Goldman Sachs Group, Inc.	35,621	14,878,535
Moody’s Corp.	28,898	11,357,781

		26,236,316

Consumer Staples Distribution & Retail—2.0%
Costco Wholesale Corp.	78,257	57,333,426

Electrical Equipment—0.5%
Eaton Corp. PLC	46,393	14,506,163

Electronic Equipment, Instruments & Components—0.6%
Keysight Technologies, Inc. (a)	119,258	18,649,566

Entertainment—3.6%
Netflix, Inc. (a)	123,393	74,940,271
Walt Disney Co. (b)	239,632	29,321,371

		104,261,642

Financial Services—5.6%
Mastercard, Inc. - Class A	164,757	79,342,029
Visa, Inc. - Class A (b)	290,503	81,073,577

		160,415,606

Ground Transportation—1.5%
Uber Technologies, Inc. (a)	543,086	41,812,191

Health Care Equipment & Supplies—1.4%
Intuitive Surgical, Inc. (a)	98,706	39,392,578

Health Care Providers & Services—1.4%
UnitedHealth Group, Inc.	82,397	40,761,796

Hotels, Restaurants & Leisure—2.8%
Airbnb, Inc. - Class A (a) (b)	214,579	35,396,952
Chipotle Mexican Grill, Inc. (a)	6,751	19,623,604
Marriott International, Inc. - Class A (b)	102,483	25,857,486

		80,878,042

Interactive Media & Services—8.3%
Alphabet, Inc. - Class A (a)	305,434	46,099,153
Alphabet, Inc. - Class C (a)	303,499	46,210,758

Interactive Media & Services—(Continued)
Meta Platforms, Inc. - Class A	299,631	145,494,821

		237,804,732

IT Services—2.1%
MongoDB, Inc. (a) (b)	86,516	31,028,098
Snowflake, Inc. - Class A (a)	178,137	28,786,939

		59,815,037

Media—0.8%
Trade Desk, Inc. - Class A (a)	263,334	23,020,658

Personal Care Products—1.1%
Estee Lauder Cos., Inc. - Class A	59,209	9,127,067
L’Oreal SA	49,661	23,552,329

		32,679,396

Pharmaceuticals—7.2%
AstraZeneca PLC (ADR) (b)	433,376	29,361,224
Eli Lilly & Co.	149,576	116,364,145
Novo Nordisk AS (ADR)	481,352	61,805,597

		207,530,966

Semiconductors & Semiconductor Equipment—18.3%
Advanced Micro Devices, Inc. (a)	598,141	107,958,469
ASML Holding NV	47,254	45,858,589
Broadcom, Inc.	89,348	118,422,733
NVIDIA Corp.	281,054	253,949,152

		526,188,943

Software—17.3%
Adobe, Inc. (a)	85,071	42,926,827
Cadence Design Systems, Inc. (a)	133,680	41,611,910
Crowdstrike Holdings, Inc. - Class A (a)	107,711	34,531,069
HubSpot, Inc. (a) (b)	37,265	23,348,758
Microsoft Corp.	577,326	242,892,595
Palo Alto Networks, Inc. (a) (b)	48,436	13,762,121
Salesforce, Inc.	193,072	58,149,425
ServiceNow, Inc. (a)	50,007	38,125,337

		495,348,042

Specialized REITs—0.8%
American Tower Corp. (b)	119,852	23,681,557

Specialty Retail—3.4%
Home Depot, Inc.	107,339	41,175,240
O’Reilly Automotive, Inc. (a)	24,376	27,517,579
TJX Cos., Inc.	275,732	27,964,740

		96,657,559

Technology Hardware, Storage & Peripherals—3.7%
Apple, Inc.	613,479	105,199,379

Textiles, Apparel & Luxury Goods—2.6%
Lululemon Athletica, Inc. (a)	71,521	27,939,679

BHFTII-140

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
LVMH Moet Hennessy Louis Vuitton SE	31,660	$28,634,480
NIKE, Inc. - Class B	208,222	19,568,703

		76,142,862

Total Common Stocks (Cost $1,510,076,424)		2,865,276,257

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $1,500,857; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $1,530,471.	1,500,440	1,500,440

Total Short-Term Investments (Cost $1,500,440)		1,500,440

Securities Lending Reinvestments (c)—2.3%

Certificates of Deposit—0.8%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	999,999
Barclays Bank PLC (NY) 5.500%, SOFR + 0.170%, 08/07/24 (d)	5,000,000	5,000,525
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 05/14/24	1,000,000	993,030
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (d)	1,000,000	1,000,154
MUFG Bank Ltd. (London) 5.510%, SOFR + 0.200%, 09/23/24 (d)	2,000,000	2,000,000
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (d)	5,000,000	4,999,680
Oversea-Chinese Banking Corp. Ltd.
5.450%, SOFR + 0.120%, 07/19/24 (d)	1,000,000	999,970
5.500%, SOFR + 0.170%, 09/16/24 (d)	2,000,000	1,999,872
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	1,000,000	1,001,966
SMBC Bank International PLC Zero Coupon, 05/13/24	1,000,000	993,180
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (d)	1,000,000	1,000,216
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,001,878

		21,990,470

Commercial Paper—0.1%
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (d)	3,000,000	2,999,988

Repurchase Agreements—1.3%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $3,001,363; collateralized by various Common Stock with an aggregate market value of $3,341,465.	3,000,000	3,000,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $472,407; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $481,642.	472,198	472,198
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $6,180,992; collateralized by various Common Stock with an aggregate market value of $6,600,002.	6,000,000	6,000,000
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $13,013,776; collateralized by various Common Stock with an aggregate market value of $14,483,802.	13,000,000	13,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $8,003,613; collateralized by various Common Stock with an aggregate market value of $8,905,019.	8,000,000	8,000,000

		37,472,198

Mutual Funds—0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (e)	1,000,000	1,000,000

BHFTII-141

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 5.230% (e)	1,000,000	$1,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $66,459,389)		66,462,656

Total Investments—102.2% (Cost $1,578,036,253)		2,933,239,353
Other assets and liabilities (net)—(2.2)%		(63,779,690)

Net Assets—100.0%		$2,869,459,663

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $120,413,158 and the collateral received consisted of cash in the amount of $66,444,922 and non-cash collateral with a value of $56,541,484. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTII-142

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$22,201,570	$—	$—	$22,201,570
Automobiles	42,825,081	—	—	42,825,081
Biotechnology	43,094,323	—	—	43,094,323
Broadline Retail	288,838,826	—	—	288,838,826
Capital Markets	26,236,316	—	—	26,236,316
Consumer Staples Distribution & Retail	57,333,426	—	—	57,333,426
Electrical Equipment	14,506,163	—	—	14,506,163
Electronic Equipment, Instruments & Components	18,649,566	—	—	18,649,566
Entertainment	104,261,642	—	—	104,261,642
Financial Services	160,415,606	—	—	160,415,606
Ground Transportation	41,812,191	—	—	41,812,191
Health Care Equipment & Supplies	39,392,578	—	—	39,392,578
Health Care Providers & Services	40,761,796	—	—	40,761,796
Hotels, Restaurants & Leisure	80,878,042	—	—	80,878,042
Interactive Media & Services	237,804,732	—	—	237,804,732
IT Services	59,815,037	—	—	59,815,037
Media	23,020,658	—	—	23,020,658
Personal Care Products	9,127,067	23,552,329	—	32,679,396
Pharmaceuticals	207,530,966	—	—	207,530,966
Semiconductors & Semiconductor Equipment	526,188,943	—	—	526,188,943
Software	495,348,042	—	—	495,348,042
Specialized REITs	23,681,557	—	—	23,681,557
Specialty Retail	96,657,559	—	—	96,657,559
Technology Hardware, Storage & Peripherals	105,199,379	—	—	105,199,379
Textiles, Apparel & Luxury Goods	47,508,382	28,634,480	—	76,142,862
Total Common Stocks	2,813,089,448	52,186,809	—	2,865,276,257
Total Short-Term Investment*	—	1,500,440	—	1,500,440
Securities Lending Reinvestments
Certificates of Deposit	—	21,990,470	—	21,990,470
Commercial Paper	—	2,999,988	—	2,999,988
Repurchase Agreements	—	37,472,198	—	37,472,198
Mutual Funds	4,000,000	—	—	4,000,000
Total Securities Lending Reinvestments	4,000,000	62,462,656	—	66,462,656
Total Investments	$2,817,089,448	$116,149,905	$—	$2,933,239,353

Collateral for Securities Loaned (Liability)	$—	$(66,444,922)	$—	$(66,444,922)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-143

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
AAR Corp. (a)	14,440	$864,523
Cadre Holdings, Inc.	13,300	481,460
Hexcel Corp.	14,258	1,038,695
Kratos Defense & Security Solutions, Inc. (a) (b)	57,693	1,060,397
Leonardo DRS, Inc. (a)	96,615	2,134,225
Mercury Systems, Inc. (a) (b)	52,734	1,555,653
Moog, Inc. - Class A	34,935	5,577,373
V2X, Inc. (a)	49,236	2,299,814

		15,012,140

Automobile Components—1.3%
Dorman Products, Inc. (a)	5,989	577,280
Garrett Motion, Inc. (a) (b)	199,497	1,983,000
Gentherm, Inc. (a)	12,622	726,775
Modine Manufacturing Co. (a)	8,422	801,690
Patrick Industries, Inc. (b)	9,408	1,123,974

		5,212,719

Banks—8.2%
Ameris Bancorp	66,238	3,204,595
Bancorp, Inc. (a)	18,867	631,290
Cadence Bank	102,092	2,960,668
Home BancShares, Inc.	140,402	3,449,677
Hope Bancorp, Inc. (b)	133,280	1,534,053
Pinnacle Financial Partners, Inc. (b)	38,411	3,298,737
Popular, Inc. (b)	43,944	3,871,027
Prosperity Bancshares, Inc.	50,858	3,345,439
SouthState Corp. (b)	40,268	3,423,988
Wintrust Financial Corp.	41,429	4,324,773
WSFS Financial Corp. (b)	53,803	2,428,667

		32,472,914

Beverages—0.1%
Vita Coco Co., Inc. (a)	18,762	458,356

Biotechnology—1.9%
Alkermes PLC (a) (b)	76,666	2,075,348
Immunocore Holdings PLC (ADR) (a)	401	26,065
Insmed, Inc. (a)	18,438	500,223
United Therapeutics Corp. (a)	11,589	2,662,225
Vericel Corp. (a) (b)	23,416	1,218,100
Xencor, Inc. (a) (b)	20,276	448,708
Xenon Pharmaceuticals, Inc. (a) (b)	14,533	625,646

		7,556,315

Building Products—3.9%
AZEK Co., Inc. (a)	31,880	1,601,014
CSW Industrials, Inc.	5,935	1,392,351
Griffon Corp. (b)	47,172	3,459,595
Janus International Group, Inc. (a) (b)	172,577	2,611,090
Quanex Building Products Corp. (b)	70,929	2,725,801
UFP Industries, Inc.	30,102	3,702,847

		15,492,698

Capital Markets—1.5%
Hamilton Lane, Inc. - Class A	10,769	$1,214,312
Piper Sandler Cos.	4,014	796,739
PJT Partners, Inc. - Class A (b)	11,098	1,046,097
Stifel Financial Corp. (b)	37,903	2,962,878

		6,020,026

Chemicals—2.2%
Ashland, Inc.	20,758	2,021,206
Cabot Corp.	34,908	3,218,517
Ecovyst, Inc. (a)	216,145	2,410,017
Hawkins, Inc.	16,182	1,242,778

		8,892,518

Commercial Services & Supplies—2.8%
ACV Auctions, Inc. - Class A (a) (b)	54,521	1,023,359
Casella Waste Systems, Inc. - Class A (a) (b)	15,346	1,517,259
CECO Environmental Corp. (a)	78,993	1,818,419
Clean Harbors, Inc. (a)	12,793	2,575,359
Vestis Corp.	83,038	1,600,142
VSE Corp. (b)	31,096	2,487,680

		11,022,218

Communications Equipment—0.5%
Calix, Inc. (a)	2,898	96,098
Viavi Solutions, Inc. (a) (b)	192,881	1,753,288

		1,849,386

Construction & Engineering—2.2%
Arcosa, Inc.	51,936	4,459,225
Construction Partners, Inc. - Class A (a)	15,090	847,303
MDU Resources Group, Inc.	111,863	2,818,948
Sterling Infrastructure, Inc. (a) (b)	7,004	772,611

		8,898,087

Construction Materials—1.0%
Knife River Corp. (a)	49,611	4,022,460

Consumer Staples Distribution & Retail—0.8%
Andersons, Inc.	55,634	3,191,723

Diversified Consumer Services—0.2%
Grand Canyon Education, Inc. (a) (b)	5,282	719,461

Electric Utilities—0.5%
ALLETE, Inc.	33,428	1,993,646

Electrical Equipment—0.7%
Atkore, Inc. (b)	14,808	2,818,851

Electronic Equipment, Instruments & Components—5.7%
Advanced Energy Industries, Inc. (b)	8,761	893,447
Bel Fuse, Inc. - Class B (b)	35,200	2,122,912
Crane NXT Co. (b)	43,725	2,706,578
Itron, Inc. (a) (b)	12,247	1,133,092
Littelfuse, Inc.	9,348	2,265,488

BHFTII-144

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Novanta, Inc. (a)	5,864	$1,024,851
TD SYNNEX Corp.	29,803	3,370,719
TTM Technologies, Inc. (a)	177,138	2,772,210
Vontier Corp.	137,600	6,241,536

		22,530,833

Energy Equipment & Services—6.7%
Cactus, Inc. - Class A (b)	21,899	1,096,921
ChampionX Corp. (b)	67,183	2,411,198
Newpark Resources, Inc. (a)	201,810	1,457,068
Noble Corp. PLC (b)	106,300	5,154,487
Oceaneering International, Inc. (a) (b)	30,145	705,393
Tidewater, Inc. (a) (b)	54,156	4,982,352
Weatherford International PLC (a)	91,778	10,593,017

		26,400,436

Entertainment—0.6%
Atlanta Braves Holdings, Inc. - Class C (a) (b)	57,922	2,262,433

Financial Services—3.7%
Euronet Worldwide, Inc. (a)	25,039	2,752,537
EVERTEC, Inc. (b)	28,877	1,152,192
Federal Agricultural Mortgage Corp. - Class C (b)	22,831	4,494,967
International Money Express, Inc. (a)	97,840	2,233,687
NCR Atleos Corp. (a)	63,730	1,258,668
WEX, Inc. (a)	11,361	2,698,579

		14,590,630

Food Products—1.6%
J & J Snack Foods Corp. (b)	7,774	1,123,810
Nomad Foods Ltd.	122,895	2,403,826
Post Holdings, Inc. (a)	18,443	1,960,122
Simply Good Foods Co. (a)	19,370	659,161

		6,146,919

Ground Transportation—0.1%
Marten Transport Ltd.	19,367	357,902

Health Care Equipment & Supplies—3.7%
AtriCure, Inc. (a) (b)	17,113	520,577
Axonics, Inc. (a)	9,907	683,286
CONMED Corp. (b)	21,857	1,750,309
Embecta Corp. (b)	9,576	127,073
Glaukos Corp. (a) (b)	8,992	847,856
Haemonetics Corp. (a)	5,349	456,537
Inmode Ltd. (a)	65,641	1,418,502
Integer Holdings Corp. (a) (b)	4,517	527,044
iRhythm Technologies, Inc. (a) (b)	6,476	751,216
Lantheus Holdings, Inc. (a) (b)	31,250	1,945,000
LivaNova PLC (a)	11,841	662,386
Merit Medical Systems, Inc. (a) (b)	15,791	1,196,168
PROCEPT BioRobotics Corp. (a) (b)	17,043	842,265
UFP Technologies, Inc. (a) (b)	10,961	2,764,364

		14,492,583

Health Care Providers & Services—3.2%
Acadia Healthcare Co., Inc. (a)	10,388	$822,937
Ensign Group, Inc. (b)	7,567	941,486
HealthEquity, Inc. (a)	10,685	872,217
Option Care Health, Inc. (a)	113,345	3,801,591
Progyny, Inc. (a) (b)	24,309	927,388
RadNet, Inc. (a)	20,929	1,018,405
Tenet Healthcare Corp. (a)	40,214	4,226,894

		12,610,918

Health Care Technology—0.2%
Evolent Health, Inc. - Class A (a) (b)	26,960	884,018

Hotels, Restaurants & Leisure—1.4%
Churchill Downs, Inc.	21,806	2,698,493
First Watch Restaurant Group, Inc. (a)	17,235	424,326
Life Time Group Holdings, Inc. (a) (b)	47,399	735,632
Papa John’s International, Inc. (b)	8,742	582,217
Texas Roadhouse, Inc.	7,185	1,109,867

		5,550,535

Household Durables—1.7%
Installed Building Products, Inc.	3,934	1,017,844
KB Home	40,896	2,898,709
Skyline Champion Corp. (a)	33,628	2,858,716

		6,775,269

Household Products—0.6%
Spectrum Brands Holdings, Inc. (b)	27,956	2,488,364

Independent Power and Renewable Electricity Producers—0.6%
Talen Energy Corp. (a)	23,219	2,190,713

Industrial REITs—0.8%
STAG Industrial, Inc. (b)	79,648	3,061,669

Insurance—2.5%
BRP Group, Inc. - Class A (a) (b)	31,432	909,642
Employers Holdings, Inc.	58,245	2,643,741
Enstar Group Ltd. (a)	6,718	2,087,686
Goosehead Insurance, Inc. - Class A (a) (b)	13,237	881,849
Kemper Corp. (b)	39,719	2,459,400
Kinsale Capital Group, Inc.	1,741	913,572

		9,895,890

IT Services—0.1%
Couchbase, Inc. (a)	18,957	498,759

Leisure Products—0.7%
Brunswick Corp. (b)	29,472	2,844,637

Life Sciences Tools & Services—0.3%
Medpace Holdings, Inc. (a)	3,361	1,358,348

Machinery—4.7%
Albany International Corp. - Class A	38,173	3,569,557

BHFTII-145

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Allison Transmission Holdings, Inc.	33,904	$2,751,649
Atmus Filtration Technologies, Inc. (a) (b)	75,258	2,427,071
Columbus McKinnon Corp.	45,830	2,045,393
ESCO Technologies, Inc.	8,445	904,037
Kadant, Inc. (b)	13,411	4,400,149
RBC Bearings, Inc. (a) (b)	3,761	1,016,786
Wabash National Corp. (b)	52,848	1,582,269

		18,696,911

Marine Transportation—0.6%
Genco Shipping & Trading Ltd.	122,472	2,489,856

Media—0.8%
Cable One, Inc. (b)	3,164	1,338,783
John Wiley & Sons, Inc. - Class A	43,703	1,666,396

		3,005,179

Metals & Mining—0.3%
ATI, Inc. (a) (b)	19,357	990,498

Office REITs—0.8%
Equity Commonwealth (a) (b)	110,536	2,086,920
Postal Realty Trust, Inc. - Class A (b)	66,005	945,191

		3,032,111

Oil, Gas & Consumable Fuels—4.5%
Antero Resources Corp. (a)	97,588	2,830,052
California Resources Corp.	50,895	2,804,314
Delek U.S. Holdings, Inc. (b)	74,012	2,275,129
International Seaways, Inc. (b)	48,478	2,579,030
Kosmos Energy Ltd. (a)	264,510	1,576,480
Magnolia Oil & Gas Corp. - Class A (b)	32,133	833,851
Northern Oil & Gas, Inc. (b)	123,161	4,887,028

		17,785,884

Personal Care Products—1.6%
BellRing Brands, Inc. (a)	70,432	4,157,601
elf Beauty, Inc. (a)	5,234	1,026,021
Inter Parfums, Inc.	7,164	1,006,614

		6,190,236

Pharmaceuticals—2.2%
ANI Pharmaceuticals, Inc. (a)	36,524	2,524,904
Axsome Therapeutics, Inc. (a) (b)	5,922	472,575
Pacira BioSciences, Inc. (a)	74,582	2,179,286
Supernus Pharmaceuticals, Inc. (a) (b)	105,216	3,588,918

		8,765,683

Professional Services—2.5%
Alight, Inc. - Class A (a)	309,037	3,044,014
Concentrix Corp. (b)	22,364	1,480,944
FTI Consulting, Inc. (a)	3,492	734,333
Huron Consulting Group, Inc. (a) (b)	7,334	708,611
ICF International, Inc. (b)	5,519	831,327

Professional Services—(Continued)
KBR, Inc.	11,210	713,629
Korn Ferry	38,035	2,501,181

		10,014,039

Real Estate Management & Development—0.7%
Colliers International Group, Inc. (b)	23,447	2,865,927

Retail REITs—0.5%
Agree Realty Corp.	34,862	1,991,317

Semiconductors & Semiconductor Equipment—3.4%
MACOM Technology Solutions Holdings, Inc. (a) (b)	17,139	1,639,174
MKS Instruments, Inc.	24,906	3,312,498
Onto Innovation, Inc. (a) (b)	7,279	1,318,081
Rambus, Inc. (a)	54,734	3,383,109
Semtech Corp. (a) (b)	97,585	2,682,612
Silicon Laboratories, Inc. (a) (b)	6,838	982,757

		13,318,231

Software—2.2%
Agilysys, Inc. (a)	9,142	770,305
Clearwater Analytics Holdings, Inc. - Class A (a) (b)	32,738	579,135
HashiCorp, Inc. - Class A (a)	55,138	1,485,969
Intapp, Inc. (a) (b)	23,470	805,021
JFrog Ltd. (a)	9,577	423,495
Procore Technologies, Inc. (a)	8,115	666,810
Tenable Holdings, Inc. (a)	19,328	955,383
Varonis Systems, Inc. (a)	28,320	1,335,854
Vertex, Inc. - Class A (a) (b)	32,370	1,028,071
Workiva, Inc. (a) (b)	8,621	731,061

		8,781,104

Specialty Retail—1.3%
Academy Sports & Outdoors, Inc.	34,779	2,348,974
Boot Barn Holdings, Inc. (a) (b)	28,091	2,672,858

		5,021,832

Technology Hardware, Storage & Peripherals—0.3%
Pure Storage, Inc. - Class A (a)	23,029	1,197,278

Textiles, Apparel & Luxury Goods—1.4%
Columbia Sportswear Co. (b)	7,321	594,319
Crocs, Inc. (a)	27,688	3,981,534
Oxford Industries, Inc. (b)	7,004	787,250

		5,363,103

Trading Companies & Distributors—4.0%
Alta Equipment Group, Inc.	64,599	836,557
Applied Industrial Technologies, Inc.	6,927	1,368,429
Beacon Roofing Supply, Inc. (a)	35,667	3,496,079
Custom Truck One Source, Inc. (a) (b)	148,425	863,833
Herc Holdings, Inc.	19,159	3,224,460
McGrath RentCorp	24,690	3,046,005
MRC Global, Inc. (a)	171,565	2,156,572

BHFTII-146

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
SiteOne Landscape Supply, Inc. (a) (b)	5,714	$997,379

		15,989,314

Water Utilities—0.2%
Pure Cycle Corp. (a) (b)	101,388	963,186

Wireless Telecommunication Services—0.8%
U.S. Cellular Corp. (a) (b)	82,146	2,998,329

Total Common Stocks (Cost $265,892,972)		390,034,392

Escrow Shares—0.0%

Wireless Telecommunication Services—0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	39,365	0

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $7,024,350; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $7,162,853.	7,022,400	7,022,400

Total Short-Term Investments (Cost $7,022,400)		7,022,400

Securities Lending Reinvestments (e)—6.4%

Repurchase Agreements—4.6%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,401,090; collateralized by various Common Stock with an aggregate market value of $2,673,173.	2,400,000	2,400,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $50,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $51,167.	50,000	50,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $3,873,386; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $3,949,109.	3,871,676	3,871,676

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $5,005,299; collateralized by various Common Stock with an aggregate market value of $5,570,693.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,114,824.	1,000,000	1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $1,000,457; collateralized by various Common Stock with an aggregate market value of $1,115,513.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,500,831.	5,000,000	5,000,000

		18,321,676

Mutual Funds—1.8%
AB Government Money Market Portfolio, Institutional Class 5.210% (f)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (f)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (f)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (f)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (f)	2,000,000	2,000,000

		7,100,000

Total Securities Lending Reinvestments (Cost $25,421,676)		25,421,676

Total Investments—106.8% (Cost $298,337,048)		422,478,468
Other assets and liabilities (net)—(6.8)%		(26,791,678)

Net Assets—100.0%		$395,686,790

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $69,777,394 and the collateral received consisted of cash in the amount of $25,421,676 and non-cash collateral with a value of $45,750,208. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

BHFTII-147

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$390,034,392	$—	$—	$390,034,392
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	7,022,400	—	7,022,400
Securities Lending Reinvestments
Repurchase Agreements	—	18,321,676	—	18,321,676
Mutual Funds	7,100,000	—	—	7,100,000
Total Securities Lending Reinvestments	7,100,000	18,321,676	—	25,421,676
Total Investments	$397,134,392	$25,344,076	$0	$422,478,468

Collateral for Securities Loaned (Liability)	$—	$(25,421,676)	$—	$(25,421,676)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
AAR Corp. (a)	66,233	$3,965,370
Cadre Holdings, Inc.	60,744	2,198,933
Hexcel Corp.	65,397	4,764,171
Kratos Defense & Security Solutions, Inc. (a)	264,626	4,863,826

		15,792,300

Automobile Components—3.8%
Dorman Products, Inc. (a)	27,471	2,647,930
Gentherm, Inc. (a)	57,894	3,333,536
Modine Manufacturing Co. (a)	38,630	3,677,190
Patrick Industries, Inc. (b)	43,152	5,155,369

		14,814,025

Banks—0.7%
Bancorp, Inc. (a) (b)	86,536	2,895,495

Beverages — 0.5%
Vita Coco Co., Inc. (a)	86,055	2,102,324

Biotechnology—3.3%
Immunocore Holdings PLC (ADR) (a)	1,846	119,990
Insmed, Inc. (a)	84,568	2,294,330
Vericel Corp. (a) (b)	107,404	5,587,156
Xencor, Inc. (a)	93,000	2,058,090
Xenon Pharmaceuticals, Inc. (a)	66,659	2,869,670

		12,929,236

Building Products—1.9%
AZEK Co., Inc. (a)	146,225	7,343,419

Capital Markets—3.6%
Hamilton Lane, Inc. - Class A	49,392	5,569,442
Piper Sandler Cos. (b)	18,418	3,655,789
PJT Partners, Inc. - Class A (b)	50,905	4,798,305

		14,023,536

Commercial Services & Supplies—3.0%
ACV Auctions, Inc. - Class A (a) (b)	250,082	4,694,039
Casella Waste Systems, Inc. - Class A (a) (b)	70,389	6,959,361

		11,653,400

Communications Equipment—0.1%
Calix, Inc. (a) (b)	13,290	440,696

Construction & Engineering—3.1%
Arcosa, Inc.	53,988	4,635,410
Construction Partners, Inc. - Class A (a)	69,214	3,886,366
Sterling Infrastructure, Inc. (a)	32,126	3,543,819

		12,065,595

Diversified Consumer Services—0.8%
Grand Canyon Education, Inc. (a) (b)	24,226	3,299,823

Electronic Equipment, Instruments & Components—3.6%
Advanced Energy Industries, Inc.	40,186	4,098,168
Itron, Inc. (a) (b)	56,176	5,197,404
Novanta, Inc. (a)	26,899	4,701,138

		13,996,710

Energy Equipment & Services—5.0%
Cactus, Inc. - Class A (b)	100,444	5,031,240
Noble Corp. PLC	75,263	3,649,503
Oceaneering International, Inc. (a) (b)	138,267	3,235,448
Weatherford International PLC (a)	67,540	7,795,466

		19,711,657

Financial Services—1.4%
EVERTEC, Inc. (b)	132,452	5,284,835

Food Products—0.8%
Simply Good Foods Co. (a)	88,847	3,023,463

Ground Transportation—0.4%
Marten Transport Ltd.	88,830	1,641,578

Health Care Equipment & Supplies—7.0%
AtriCure, Inc. (a) (b)	78,493	2,387,757
Axonics, Inc. (a)	45,443	3,134,204
Glaukos Corp. (a) (b)	41,244	3,888,897
Integer Holdings Corp. (a) (b)	18,574	2,167,214
iRhythm Technologies, Inc. (a) (b)	29,702	3,445,432
LivaNova PLC (a)	54,311	3,038,157
Merit Medical Systems, Inc. (a)	72,430	5,486,573
PROCEPT BioRobotics Corp. (a) (b)	78,170	3,863,161

		27,411,395

Health Care Providers & Services—6.8%
Acadia Healthcare Co., Inc. (a)	47,645	3,774,437
Ensign Group, Inc.	34,710	4,318,618
HealthEquity, Inc. (a) (b)	49,011	4,000,768
Option Care Health, Inc. (a)	167,133	5,605,641
Progyny, Inc. (a) (b)	111,500	4,253,725
RadNet, Inc. (a)	95,988	4,670,776

		26,623,965

Health Care Technology—1.0%
Evolent Health, Inc. - Class A (a) (b)	123,657	4,054,713

Hotels, Restaurants & Leisure—3.3%
First Watch Restaurant Group, Inc. (a) (b)	78,941	1,943,527
Life Time Group Holdings, Inc. (a)	217,406	3,374,141
Papa John’s International, Inc. (b)	40,098	2,670,527
Texas Roadhouse, Inc.	32,957	5,090,868

		13,079,063

Household Durables—1.2%
Installed Building Products, Inc.	18,045	4,668,783

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—3.2%
BRP Group, Inc. - Class A (a) (b)	144,169	$4,172,251
Goosehead Insurance, Inc. - Class A (a) (b)	60,713	4,044,700
Kinsale Capital Group, Inc. (b)	7,987	4,191,098

		12,408,049

IT Services—0.6%
Couchbase, Inc. (a)	86,950	2,287,655

Life Sciences Tools & Services—1.6%
Medpace Holdings, Inc. (a)	15,417	6,230,781

Machinery—3.5%
Albany International Corp. - Class A	52,006	4,863,081
ESCO Technologies, Inc.	38,733	4,146,368
RBC Bearings, Inc. (a) (b)	17,252	4,664,078

		13,673,527

Metals & Mining—1.2%
ATI, Inc. (a) (b)	88,786	4,543,180

Oil, Gas & Consumable Fuels—1.0%
Magnolia Oil & Gas Corp. - Class A (b)	147,385	3,824,641

Personal Care Products—3.8%
BellRing Brands, Inc. (a)	93,749	5,534,003
elf Beauty, Inc. (a)	24,006	4,705,896
Inter Parfums, Inc.	32,860	4,617,159

		14,857,058

Pharmaceuticals—1.6%
Axsome Therapeutics, Inc. (a) (b)	27,163	2,167,607
Supernus Pharmaceuticals, Inc. (a) (b)	118,386	4,038,147

		6,205,754

Professional Services—3.5%
FTI Consulting, Inc. (a)	16,019	3,368,635
Huron Consulting Group, Inc. (a)	33,638	3,250,104
ICF International, Inc. (b)	25,313	3,812,897
KBR, Inc.	51,419	3,273,334

		13,704,970

Semiconductors & Semiconductor Equipment—5.6%
MACOM Technology Solutions Holdings, Inc. (a) (b)	78,611	7,518,356
Onto Innovation, Inc. (a)	33,388	6,045,899
Rambus, Inc. (a)	61,775	3,818,313
Silicon Laboratories, Inc. (a) (b)	31,362	4,507,346

		21,889,914

Software—8.6%
Agilysys, Inc. (a)	41,934	3,533,359
Clearwater Analytics Holdings, Inc. - Class A (a)	150,160	2,656,330
Intapp, Inc. (a) (b)	107,653	3,692,498

Software—(Continued)
JFrog Ltd. (a)	43,905	1,941,479
Procore Technologies, Inc. (a)	37,226	3,058,860
Tenable Holdings, Inc. (a) (b)	88,654	4,382,167
Varonis Systems, Inc. (a)	129,897	6,127,242
Vertex, Inc. - Class A (a)	148,471	4,715,439
Workiva, Inc. (a) (b)	39,540	3,352,992

		33,460,366

Specialty Retail—1.0%
Boot Barn Holdings, Inc. (a) (b)	41,141	3,914,566

Technology Hardware, Storage & Peripherals—1.4%
Pure Storage, Inc. - Class A (a)	105,627	5,491,548

Textiles, Apparel & Luxury Goods—1.6%
Columbia Sportswear Co.	33,579	2,725,943
Oxford Industries, Inc.	32,126	3,610,963

		6,336,906

Trading Companies & Distributors—3.3%
Applied Industrial Technologies, Inc.	31,773	6,276,756
McGrath RentCorp	16,268	2,006,983
SiteOne Landscape Supply, Inc. (a) (b)	26,209	4,574,781

		12,858,520

Total Common Stocks (Cost $286,019,500)		378,543,446

Short-Term Investment—2.5%

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $9,626,235; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $9,816,067.	9,623,562	9,623,562

Total Short-Term Investments (Cost $9,623,562)		9,623,562

Securities Lending Reinvestments (c)—2.5%

Repurchase Agreements—1.1%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $854,275; collateralized by various Common Stock with an aggregate market value of $951,078.	853,888	853,888
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $1,232,377; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $1,256,470.	1,231,833	1,231,833

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $1,001,060; collateralized by various Common Stock with an aggregate market value of $1,114,139.	1,000,000	$1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $600,274; collateralized by various Common Stock with an aggregate market value of $669,308.	600,000	600,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $500,226; collateralized by various Common Stock with an aggregate market value of $550,083.	500,000	500,000

		4,185,721

Mutual Funds—1.4%
AB Government Money Market , Institutional Class 5.210% (d)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (d)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (d)	1,000,000	1,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 5.230% (d)	700,000	700,000

		5,700,000

Total Securities Lending Reinvestments (Cost $9,885,721)		9,885,721

Total Investments—101.8% (Cost $305,528,783)		398,052,729
Other assets and liabilities (net)—(1.8)%		(7,034,506)

Net Assets—100.0%		$391,018,223

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $67,005,995 and the collateral received consisted of cash in the amount of $9,885,721 and non-cash collateral with a value of $58,145,906. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$378,543,446	$—	$—	$378,543,446
Total Short-Term Investment*	—	9,623,562	—	9,623,562
Securities Lending Reinvestments
Repurchase Agreements	—	4,185,721	—	4,185,721
Mutual Funds	5,700,000	—	—	5,700,000
Total Securities Lending Reinvestments	5,700,000	4,185,721	—	9,885,721
Total Investments	$384,243,446	$13,809,283	$—	$398,052,729

Collateral for Securities Loaned (Liability)	$—	$(9,885,721)	$—	$(9,885,721)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-152

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—69.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—26.8%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,354,132	$1,177,499
1.500%, 05/01/36	3,549,831	3,085,148
1.500%, 01/01/42	2,598,956	2,116,317
1.500%, 03/01/51	818,533	618,945
1.500%, 04/01/51	4,133,658	3,125,276
2.000%, 10/01/35	2,077,959	1,850,815
2.000%, 11/01/35	1,655,215	1,473,834
2.000%, 06/01/36	696,852	619,440
2.000%, 03/01/41	1,844,929	1,556,838
2.000%, 12/01/41	2,498,954	2,101,261
2.000%, 10/01/50	3,496,130	2,790,497
2.000%, 11/01/50	3,611,838	2,881,729
2.000%, 12/01/50	5,902,445	4,702,238
2.000%, 01/01/51	8,975,531	7,155,615
2.000%, 02/01/51	3,785,303	3,016,604
2.000%, 05/01/51	5,220,286	4,152,002
2.000%, 06/01/51	1,649,804	1,311,675
2.000%, 07/01/51	5,017,188	3,987,351
2.000%, 08/01/51	4,132,015	3,282,587
2.000%, 12/01/51	4,394,804	3,485,897
2.500%, 12/01/27	177,943	171,570
2.500%, 04/01/28	350,434	335,934
2.500%, 12/01/29	520,007	494,713
2.500%, 01/01/32	1,412,351	1,329,290
2.500%, 08/01/35	1,062,290	972,105
2.500%, 02/01/41	1,361,046	1,193,039
2.500%, 03/01/50	1,482,393	1,239,737
2.500%, 07/01/50	3,895,856	3,253,298
2.500%, 09/01/50	2,694,237	2,248,195
2.500%, 10/01/50	2,184,384	1,822,072
2.500%, 12/01/50	3,016,376	2,514,194
2.500%, 04/01/51	2,552,245	2,127,589
2.500%, 07/01/51	5,494,009	4,566,518
2.500%, 08/01/51	3,849,592	3,198,515
2.500%, 12/01/51	2,135,424	1,771,612
3.000%, 03/01/27	125,763	121,756
3.000%, 05/01/27	178,099	173,077
3.000%, 11/01/28	292,312	282,188
3.000%, 10/01/32	361,560	341,949
3.000%, 04/01/33	688,119	647,643
3.000%, 03/01/35	613,375	575,930
3.000%, 02/01/37	788,655	729,534
3.000%, 10/01/42	866,904	778,158
3.000%, 01/01/43	593,566	532,975
3.000%, 03/01/43	561,464	504,150
3.000%, 04/01/43	1,289,516	1,157,156
3.000%, 06/01/43	917,264	822,793
3.000%, 06/01/45	914,884	809,594
3.000%, 06/01/46	902,817	798,560
3.000%, 11/01/46	1,016,814	899,393
3.000%, 01/01/47	1,797,771	1,590,165
3.000%, 01/01/48	390,820	344,793
3.000%, 09/01/49	867,156	757,101
3.000%, 12/01/49	1,121,216	978,917
3.000%, 02/01/50	569,610	497,318

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 04/01/50	1,017,843	887,678
3.000%, 05/01/50	961,300	838,068
3.000%, 07/01/50	854,130	744,106
3.000%, 11/01/50	917,771	798,411
3.000%, 11/01/52	1,407,556	1,212,868
3.500%, 12/01/25	74,842	73,398
3.500%, 05/01/26	28,865	28,262
3.500%, 09/01/30	543,619	526,028
3.500%, 04/01/32	394,083	378,041
3.500%, 01/01/42	281,291	260,520
3.500%, 03/01/42	259,699	240,580
3.500%, 02/01/43	452,945	419,599
3.500%, 05/01/43	674,148	623,551
3.500%, 06/01/43	376,640	348,423
3.500%, 06/01/44	318,534	293,057
3.500%, 10/01/44	419,446	385,896
3.500%, 12/01/44	489,881	450,699
3.500%, 05/01/45	644,934	591,489
3.500%, 11/01/45	624,196	572,469
3.500%, 12/01/45	384,680	352,802
3.500%, 03/01/46	1,101,722	1,009,260
3.500%, 06/01/47	505,855	461,667
3.500%, 08/01/47	324,949	296,564
3.500%, 10/01/47	451,649	411,676
3.500%, 11/01/47	439,063	400,710
3.500%, 04/01/49	303,275	274,892
3.500%, 05/01/49	193,807	175,668
3.500%, 10/01/49	408,525	370,292
3.500%, 03/01/50	552,736	501,006
3.500%, 06/01/50	1,063,973	964,040
3.500%, 08/01/50	1,559,198	1,412,449
4.000%, 05/01/25	26,351	26,016
4.000%, 08/01/25	14,708	14,502
4.000%, 10/01/25	18,575	18,282
4.000%, 01/01/31	154,454	150,862
4.000%, 08/01/31	173,442	169,221
4.000%, 06/01/39	162,815	155,840
4.000%, 12/01/39	319,518	305,776
4.000%, 11/01/40	226,078	216,329
4.000%, 04/01/41	275,481	263,284
4.000%, 09/01/41	238,341	227,788
4.000%, 10/01/41	664,084	634,586
4.000%, 11/01/41	177,482	169,624
4.000%, 07/01/44	527,461	500,410
4.000%, 10/01/44	410,392	389,345
4.000%, 07/01/45	655,243	621,055
4.000%, 01/01/46	593,246	562,293
4.000%, 02/01/46	333,772	316,358
4.000%, 06/01/47	535,263	505,199
4.000%, 10/01/47	285,848	269,792
4.000%, 11/01/47	269,722	254,572
4.000%, 03/01/48	427,787	403,760
4.000%, 05/01/48	197,445	186,025
4.000%, 10/01/48	215,936	203,446
4.000%, 11/01/48	260,723	245,643
4.000%, 01/01/49	155,725	146,718

BHFTII-153

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 02/01/49	149,006	$140,210
4.000%, 06/01/49	297,019	279,158
4.000%, 03/01/54	998,817	925,576
4.500%, 05/01/29	32,573	32,164
4.500%, 10/01/35	87,108	86,226
4.500%, 06/01/38	124,358	123,100
4.500%, 02/01/39	73,860	72,644
4.500%, 03/01/39	115,947	114,390
4.500%, 04/01/39	124,329	122,252
4.500%, 09/01/39	144,129	141,721
4.500%, 10/01/39	341,346	335,643
4.500%, 11/01/39	93,447	91,885
4.500%, 01/01/40	113,612	111,714
4.500%, 05/01/40	141,671	139,185
4.500%, 11/01/40	203,194	199,629
4.500%, 02/01/41	46,506	45,639
4.500%, 05/01/41	143,854	141,172
4.500%, 06/01/41	86,137	84,532
4.500%, 12/01/43	177,474	173,543
4.500%, 12/01/45	252,451	247,014
4.500%, 08/01/47	385,263	374,389
4.500%, 08/01/48	153,962	149,096
4.500%, 10/01/48	273,813	265,159
4.500%, 12/01/48	172,462	167,011
4.500%, 01/01/49	148,179	143,315
4.500%, 11/01/53	982,081	935,535
5.000%, 03/01/27	9,148	9,086
5.000%, 10/01/33	100,673	100,968
5.000%, 03/01/34	20,206	20,265
5.000%, 08/01/35	131,673	132,083
5.000%, 09/01/35	38,019	38,137
5.000%, 10/01/35	6,451	6,472
5.000%, 01/01/36	115,602	115,961
5.000%, 04/01/38	66,811	67,140
5.000%, 11/01/39	302,241	303,476
5.000%, 05/01/40	334,109	335,628
5.500%, 06/01/34	29,549	30,164
5.500%, 10/01/35	44,456	45,546
5.500%, 01/01/36	71,441	73,193
5.500%, 12/01/37	82,177	84,185
5.500%, 04/01/38	27,556	28,259
5.500%, 07/01/38	46,158	47,335
6.000%, 11/01/28	828	832
6.000%, 12/01/28	879	886
6.000%, 04/01/29	551	561
6.000%, 06/01/31	837	861
6.000%, 07/01/31	149	154
6.000%, 09/01/31	26,570	27,311
6.000%, 11/01/32	5,495	5,696
6.000%, 11/01/35	21,810	22,718
6.000%, 02/01/36	35,217	36,689
6.000%, 08/01/36	15,140	15,837
6.000%, 01/01/37	20,060	20,984
6.500%, 02/01/30	2,717	2,808
6.500%, 08/01/31	2,064	2,140
6.500%, 11/01/31	4,201	4,357

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 03/01/32	83,146	86,664
6.500%, 04/01/32	47,605	49,629
6.500%, 11/01/37	24,224	25,720
6.500%, 04/01/53	875,774	894,376
7.000%, 12/01/27	208	211
7.000%, 11/01/28	311	318
7.000%, 04/01/29	701	729
7.000%, 05/01/29	170	177
7.000%, 07/01/29	90	94
7.000%, 01/01/31	26,770	27,960
7.500%, 10/01/27	1,454	1,481
7.500%, 10/01/29	2,277	2,384
7.500%, 05/01/30	3,664	3,796
8.000%, 02/01/27	438	445
8.000%, 10/01/28	725	743
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	2,032,411
2.785%, 06/25/29	1,800,000	1,650,337
3.194%, 07/25/27	685,000	654,267
3.780%, 10/25/28 (a)	4,000,000	3,851,655
3.920%, 09/25/28 (a)	2,900,000	2,812,524
3.926%, 07/25/28 (a)	2,500,000	2,427,118
Federal National Mortgage Association
1.500%, 04/01/36	1,402,913	1,219,592
1.500%, 05/01/36	1,428,774	1,241,744
1.500%, 09/01/36	1,534,602	1,332,296
1.500%, 11/01/36	2,377,779	2,063,215
1.500%, 03/01/51	3,291,709	2,489,074
1.500%, 04/01/51	4,168,250	3,151,429
1.500%, 10/01/51	881,776	666,097
2.000%, 11/01/35	5,422,207	4,828,033
2.000%, 12/01/35	1,156,640	1,029,582
2.000%, 09/01/36	3,672,448	3,261,503
2.000%, 12/01/36	2,341,037	2,077,178
2.000%, 02/01/37	791,322	701,704
2.000%, 02/01/41	2,153,494	1,817,726
2.000%, 06/01/41	1,968,141	1,659,455
2.000%, 10/01/50	9,113,136	7,273,807
2.000%, 11/01/50	7,180,419	5,738,114
2.000%, 12/01/50	3,657,742	2,917,219
2.000%, 01/01/51	8,990,079	7,167,214
2.000%, 02/01/51	3,799,390	3,027,830
2.000%, 04/01/51	3,186,116	2,535,096
2.000%, 05/01/51	4,064,113	3,232,430
2.000%, 06/01/51	2,479,527	1,971,345
2.000%, 09/01/51	4,266,841	3,388,372
2.000%, 10/01/51	3,450,846	2,739,305
2.000%, 11/01/51	1,742,790	1,382,897
2.000%, 12/01/51	4,399,229	3,489,407
2.500%, 12/01/27	467,033	450,072
2.500%, 02/01/28	451,789	434,918
2.500%, 07/01/28	298,921	285,796
2.500%, 10/01/28	525,039	502,434
2.500%, 03/01/30	582,610	551,625
2.500%, 09/01/31	1,054,674	991,414

BHFTII-154

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.500%, 01/01/32	332,509	$312,661
2.500%, 04/01/32	791,324	739,108
2.500%, 09/01/32	187,967	175,209
2.500%, 12/01/34	640,561	586,584
2.500%, 09/01/35	628,584	575,219
2.500%, 02/01/41	1,575,575	1,378,989
2.500%, 01/01/50	903,681	757,782
2.500%, 03/01/50	834,517	697,913
2.500%, 05/01/50	2,012,655	1,681,949
2.500%, 07/01/50	3,267,981	2,728,980
2.500%, 08/01/50	5,867,461	4,897,898
2.500%, 09/01/50	4,753,245	3,966,325
2.500%, 11/01/50	1,162,813	969,582
2.500%, 12/01/50	1,812,477	1,510,726
2.500%, 01/01/51	1,876,379	1,563,408
2.500%, 02/01/51	933,973	777,901
2.500%, 05/01/51	2,948,141	2,452,269
2.500%, 07/01/51	3,907,182	3,247,576
2.500%, 08/01/51	1,981,448	1,646,328
2.500%, 09/01/51	4,850,479	4,028,618
2.500%, 10/01/51	3,292,674	2,733,745
2.500%, 12/01/51	3,411,559	2,830,332
2.500%, 02/01/52	3,947,381	3,272,417
2.500%, 03/01/52	883,733	732,038
3.000%, 01/01/27	118,881	115,040
3.000%, 02/01/27	209,878	202,951
3.000%, 03/01/27	106,461	103,398
3.000%, 01/01/29	823,750	794,374
3.000%, 10/01/29	362,226	347,769
3.000%, 06/01/30	458,933	439,079
3.000%, 02/01/33	434,271	409,333
3.000%, 08/01/35	538,437	500,844
3.000%, 01/01/36	673,857	632,357
3.000%, 05/01/36	623,843	578,318
3.000%, 08/01/42	658,548	590,481
3.000%, 09/01/42	541,774	486,076
3.000%, 11/01/42	829,861	744,292
3.000%, 12/01/42	553,869	496,711
3.000%, 01/01/43	410,058	367,724
3.000%, 03/01/43	829,588	743,605
3.000%, 07/01/43	832,429	745,970
3.000%, 09/01/43	485,693	435,247
3.000%, 05/01/45	1,169,388	1,033,270
3.000%, 05/01/46	647,104	571,619
3.000%, 06/01/46	894,374	790,045
3.000%, 08/01/46	957,822	846,092
3.000%, 02/01/47	1,343,688	1,186,946
3.000%, 11/01/49	599,014	522,991
3.000%, 12/01/49	1,082,427	945,052
3.000%, 01/01/50	1,128,145	984,967
3.000%, 02/01/50	549,719	479,952
3.000%, 07/01/50	838,175	730,207
3.000%, 08/01/50	2,260,261	1,968,408
3.000%, 11/01/51	2,352,054	2,035,271
3.000%, 04/01/52	2,676,956	2,310,138
3.000%, 05/01/52	2,274,293	1,960,603

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 06/01/52	3,211,176	2,768,014
3.500%, 02/01/26	120,098	117,497
3.500%, 03/01/26	75,689	74,040
3.500%, 05/01/29	376,124	364,820
3.500%, 04/01/32	330,999	317,577
3.500%, 08/01/32	137,966	132,585
3.500%, 03/01/34	207,601	198,430
3.500%, 09/01/35	485,177	460,392
3.500%, 07/01/38	357,332	336,651
3.500%, 12/01/40	385,648	356,607
3.500%, 03/01/42	367,953	340,662
3.500%, 05/01/42	669,377	619,343
3.500%, 06/01/42	467,087	432,173
3.500%, 08/01/42	290,123	268,437
3.500%, 09/01/42	1,256,232	1,162,226
3.500%, 01/01/43	476,731	441,097
3.500%, 06/01/43	569,166	526,892
3.500%, 08/01/44	600,887	552,134
3.500%, 02/01/45	679,571	624,434
3.500%, 03/01/45	734,325	672,633
3.500%, 04/01/45	421,814	386,376
3.500%, 09/01/45	577,370	528,864
3.500%, 11/01/45	588,421	538,987
3.500%, 01/01/46	717,263	657,005
3.500%, 03/01/46	664,474	607,096
3.500%, 05/01/46	474,728	433,734
3.500%, 11/01/47	1,105,936	1,008,054
3.500%, 02/01/49	218,139	198,678
3.500%, 08/01/49	253,906	230,143
3.500%, 10/01/49	529,664	480,093
3.500%, 01/01/50	349,380	316,682
3.500%, 02/01/50	173,124	156,921
3.500%, 05/01/50	799,858	725,041
3.500%, 04/01/52	2,682,170	2,405,541
3.500%, 06/01/52	908,310	814,489
3.500%, 09/01/53	1,726,609	1,546,193
4.000%, 06/01/24	1,138	1,132
4.000%, 11/01/24	21,868	21,656
4.000%, 02/01/31	139,156	135,751
4.000%, 03/01/38	329,684	316,940
4.000%, 08/01/39	239,684	229,131
4.000%, 09/01/39	211,017	201,726
4.000%, 12/01/39	255,330	244,087
4.000%, 06/01/40	272,439	260,369
4.000%, 09/01/40	166,974	159,576
4.000%, 12/01/40	1,354,933	1,294,971
4.000%, 01/01/41	609,240	582,248
4.000%, 12/01/41	260,521	248,673
4.000%, 02/01/42	351,998	335,989
4.000%, 09/01/43	477,308	453,377
4.000%, 05/01/44	488,667	463,032
4.000%, 10/01/44	271,032	256,815
4.000%, 11/01/44	678,100	642,682
4.000%, 01/01/45	594,801	563,637
4.000%, 03/01/45	388,368	367,636
4.000%, 10/01/45	557,551	527,787

BHFTII-155

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 03/01/47	165,769	$156,263
4.000%, 05/01/47	176,359	166,246
4.000%, 06/01/47	265,544	250,317
4.000%, 07/01/47	287,468	270,984
4.000%, 10/01/47	428,483	403,913
4.000%, 05/01/48	480,632	452,261
4.000%, 06/01/48	409,611	385,433
4.000%, 07/01/48	304,739	286,751
4.000%, 09/01/48	147,015	138,337
4.000%, 10/01/48	228,983	215,467
4.000%, 11/01/48	284,643	267,841
4.000%, 04/01/49	477,983	449,240
4.000%, 02/01/50	494,411	464,679
4.000%, 03/01/50	541,754	509,176
4.000%, 09/01/50	403,488	378,388
4.000%, 09/01/52	3,677,129	3,407,937
4.000%, 11/01/52	1,408,677	1,305,552
4.500%, 08/01/24	4,943	4,910
4.500%, 06/01/25	27,341	27,023
4.500%, 08/01/30	79,818	78,739
4.500%, 08/01/33	42,152	41,542
4.500%, 10/01/33	50,011	49,288
4.500%, 04/01/34	45,310	44,691
4.500%, 01/01/39	7,948	7,807
4.500%, 07/01/39	382,636	375,780
4.500%, 09/01/39	464,514	456,177
4.500%, 10/01/39	268,038	263,227
4.500%, 05/01/40	378,621	371,520
4.500%, 08/01/40	416,665	408,846
4.500%, 11/01/40	235,211	230,798
4.500%, 12/01/40	525,030	515,187
4.500%, 04/01/41	1,401,501	1,374,215
4.500%, 05/01/41	277,501	271,984
4.500%, 03/01/44	197,950	193,458
4.500%, 08/01/47	410,976	398,853
4.500%, 10/01/48	200,161	193,591
4.500%, 12/01/48	268,097	259,296
4.500%, 09/01/52	2,727,385	2,602,053
4.500%, 10/01/52	1,830,657	1,746,021
4.500%, 11/01/52	3,242,357	3,091,549
4.500%, 10/01/53	1,466,677	1,397,163
5.000%, 09/01/25	8,189	8,109
5.000%, 07/01/33	33,171	33,226
5.000%, 08/01/33	140,756	140,988
5.000%, 09/01/33	44,494	44,568
5.000%, 10/01/33	438,797	439,514
5.000%, 03/01/34	55,939	56,032
5.000%, 04/01/34	108,578	108,757
5.000%, 05/01/34	22,103	22,139
5.000%, 09/01/34	89,533	89,681
5.000%, 02/01/35	36,738	36,799
5.000%, 04/01/35	11,490	11,512
5.000%, 05/01/35	12,981	13,005
5.000%, 11/01/35	37,715	37,784
5.000%, 03/01/36	127,666	127,902
5.000%, 07/01/37	102,305	102,749

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.000%, 01/01/39	98,754	99,183
5.000%, 04/01/40	302,502	303,494
5.000%, 07/01/41	188,540	189,263
5.000%, 04/01/49	326,586	324,275
5.000%, 10/01/52	1,785,224	1,745,424
5.000%, 11/01/52	1,366,898	1,335,894
5.000%, 12/01/52	3,681,881	3,603,480
5.000%, 07/01/53	3,355,012	3,274,882
5.000%, 08/01/53	1,924,378	1,878,416
5.000%, 10/01/53	1,463,285	1,428,419
5.000%, 04/01/54	1,500,000	1,465,049
5.500%, 07/01/24	1,198	1,192
5.500%, 07/01/25	8,720	8,658
5.500%, 10/01/32	9,099	9,251
5.500%, 02/01/33	22,072	22,441
5.500%, 08/01/33	61,051	62,094
5.500%, 10/01/33	31,194	31,723
5.500%, 12/01/33	159,136	161,826
5.500%, 02/01/34	27,275	27,808
5.500%, 03/01/34	13,032	13,288
5.500%, 04/01/34	11,320	11,543
5.500%, 09/01/34	47,719	48,657
5.500%, 12/01/34	32,976	33,624
5.500%, 01/01/35	33,033	33,682
5.500%, 04/01/35	7,074	7,238
5.500%, 06/01/35	37,468	38,339
5.500%, 01/01/37	42,809	43,802
5.500%, 05/01/37	33,024	33,774
5.500%, 05/01/38	25,600	26,219
5.500%, 06/01/38	22,869	23,423
5.500%, 12/01/52	1,809,588	1,803,416
5.500%, 01/01/53	1,808,985	1,802,311
5.500%, 03/01/53	912,104	907,466
5.500%, 04/01/53	919,355	914,680
5.500%, 05/01/53	1,865,522	1,856,036
5.500%, 07/01/53	3,776,537	3,757,333
5.500%, 10/01/53	1,737,920	1,729,083
5.500%, 01/01/54	1,967,846	1,957,840
5.500%, 02/01/54	1,486,876	1,479,315
6.000%, 11/01/28	120	120
6.000%, 12/01/28	155	156
6.000%, 06/01/31	19,965	20,498
6.000%, 09/01/32	20,513	21,241
6.000%, 01/01/33	4,185	4,334
6.000%, 02/01/33	27,858	28,854
6.000%, 03/01/33	9,061	9,384
6.000%, 04/01/33	56,146	58,149
6.000%, 05/01/33	58,886	60,997
6.000%, 05/01/34	50,697	52,507
6.000%, 09/01/34	49,801	51,578
6.000%, 01/01/35	27,200	28,171
6.000%, 07/01/36	8,774	9,167
6.000%, 09/01/36	33,146	34,632
6.000%, 07/01/37	24,445	25,540
6.000%, 08/01/37	56,721	59,263
6.000%, 10/01/37	37,151	38,816

BHFTII-156

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
6.000%, 12/01/38	34,189	$35,727
6.000%, 04/01/53	2,706,679	2,731,486
6.000%, 05/01/53	916,248	924,645
6.000%, 07/01/53	1,855,155	1,872,158
6.000%, 09/01/53	1,707,901	1,723,554
6.000%, 12/01/53	1,933,670	1,951,392
6.000%, 02/01/54	1,476,816	1,490,351
6.000%, 03/01/54	994,264	1,003,532
6.500%, 05/01/28	5,753	5,811
6.500%, 12/01/28	31,434	31,638
6.500%, 03/01/29	794	818
6.500%, 04/01/29	5,439	5,604
6.500%, 05/01/29	182	188
6.500%, 08/01/29	291	300
6.500%, 05/01/30	7,560	7,808
6.500%, 09/01/31	2,543	2,633
6.500%, 06/01/32	5,110	5,320
6.500%, 10/01/33	9,466	9,912
6.500%, 10/01/34	69,305	72,594
6.500%, 10/01/37	11,853	12,570
6.500%, 09/01/53	1,387,274	1,416,741
6.500%, 01/01/54	2,783,288	2,842,409
6.500%, 02/01/54	4,263,822	4,355,303
6.500%, 04/01/54	1,000,000	1,022,243
7.000%, 06/01/26	74	74
7.000%, 06/01/28	3,200	3,214
7.000%, 10/01/29	1,442	1,497
7.000%, 06/01/32	17,995	18,934
7.000%, 10/01/37	47,932	52,008
7.000%, 12/01/53	942,016	970,350
7.500%, 09/01/25	304	305
7.500%, 06/01/26	404	407
7.500%, 07/01/29	1,519	1,559
7.500%, 10/01/29	1,057	1,077
8.000%, 11/01/29	18	19
8.000%, 05/01/30	9,919	10,264
8.000%, 11/01/30	296	306
8.000%, 01/01/31	362	370
8.000%, 02/01/31	1,043	1,104
Federal National Mortgage Association-ACES
1.610%, 03/25/31	705,840	660,819
2.190%, 01/25/30	1,435,000	1,255,494
Government National Mortgage Association
2.000%, 11/20/50	3,962,676	3,256,029
2.000%, 01/20/51	2,061,050	1,692,619
2.000%, 03/20/51	1,424,381	1,169,839
2.000%, 04/20/51	3,648,729	2,996,123
2.000%, 05/20/51	5,963,791	4,896,193
2.000%, 06/20/51	1,887,779	1,549,549
2.000%, 10/20/51	2,479,374	2,033,614
2.000%, 12/20/51	2,121,142	1,739,131
2.500%, 02/20/50	822,717	704,423
2.500%, 06/20/50	2,983,057	2,550,447
2.500%, 07/20/50	2,147,513	1,835,411
2.500%, 09/20/50	3,563,900	3,043,745
2.500%, 11/20/50	1,603,946	1,368,856

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
2.500%, 12/20/50	1,671,750	1,426,204
2.500%, 04/20/51	2,052,890	1,751,332
2.500%, 08/20/51	2,349,265	2,004,302
2.500%, 09/20/51	3,987,091	3,400,892
2.500%, 12/20/51	4,175,818	3,560,321
3.000%, 08/15/28	294,591	284,569
3.000%, 11/15/42	575,900	518,345
3.000%, 12/15/42	581,968	523,800
3.000%, 12/20/42	593,098	534,334
3.000%, 02/15/43	444,281	399,875
3.000%, 03/15/43	482,705	434,173
3.000%, 03/20/43	537,004	483,594
3.000%, 07/15/43	429,525	386,340
3.000%, 12/20/44	502,874	451,672
3.000%, 04/20/45	452,072	405,121
3.000%, 08/20/45	820,208	735,024
3.000%, 11/20/45	440,003	394,306
3.000%, 01/20/46	715,211	640,932
3.000%, 09/20/46	780,917	699,772
3.000%, 10/20/46	801,287	719,193
3.000%, 11/20/46	843,486	755,839
3.000%, 01/20/47	872,532	781,867
3.000%, 04/20/47	385,682	345,314
3.000%, 02/20/48	553,806	495,841
3.000%, 10/20/49	605,319	539,014
3.000%, 05/20/50	1,264,213	1,123,425
3.000%, 07/20/50	812,364	721,494
3.000%, 11/20/50	1,761,891	1,563,935
3.000%, 05/20/52	5,503,349	4,857,957
3.500%, 12/20/41	344,423	321,031
3.500%, 02/15/42	135,915	126,385
3.500%, 08/20/42	318,250	296,399
3.500%, 01/20/43	451,141	420,166
3.500%, 05/20/43	694,216	645,278
3.500%, 07/20/44	658,169	611,390
3.500%, 02/20/45	676,078	628,026
3.500%, 06/20/45	421,989	391,390
3.500%, 08/20/45	997,958	925,595
3.500%, 10/20/45	662,115	614,104
3.500%, 12/20/45	614,908	570,320
3.500%, 01/20/46	582,170	539,956
3.500%, 02/20/46	473,834	439,476
3.500%, 06/20/46	520,247	480,599
3.500%, 02/20/47	826,665	763,665
3.500%, 03/20/47	695,287	639,907
3.500%, 09/20/47	287,123	264,253
3.500%, 10/20/48	136,513	125,599
3.500%, 05/20/49	248,202	228,095
3.500%, 07/20/49	273,383	251,236
3.500%, 09/20/49	731,156	671,923
3.500%, 10/20/49	454,792	417,948
3.500%, 11/20/49	634,195	582,817
3.500%, 12/20/49	412,079	378,695
3.500%, 06/20/50	591,508	541,746
3.500%, 02/20/51	977,935	898,709
4.000%, 07/15/39	355,953	341,962

BHFTII-157

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed —(Continued)
Government National Mortgage Association
4.000%, 07/15/40	202,377	$194,435
4.000%, 11/20/40	296,271	284,561
4.000%, 12/20/40	399,893	384,088
4.000%, 11/20/43	197,920	189,849
4.000%, 04/20/44	280,244	267,899
4.000%, 05/20/44	334,321	319,595
4.000%, 09/20/44	555,838	531,354
4.000%, 11/20/44	146,165	139,727
4.000%, 10/20/45	510,010	486,974
4.000%, 11/20/45	275,249	262,817
4.000%, 03/20/47	105,475	100,224
4.000%, 04/20/47	419,826	398,459
4.000%, 09/20/47	383,414	363,899
4.000%, 07/20/48	266,958	253,072
4.000%, 08/20/48	191,695	181,724
4.000%, 09/20/48	346,923	328,878
4.000%, 07/20/49	354,050	335,398
4.000%, 05/20/50	509,574	482,728
4.000%, 07/20/52	2,286,026	2,140,381
4.000%, 10/20/52	1,400,877	1,311,626
4.500%, 01/15/39	75,525	74,608
4.500%, 04/15/39	183,323	181,130
4.500%, 05/15/39	404,015	399,181
4.500%, 08/15/39	147,560	145,795
4.500%, 01/15/40	162,602	160,656
4.500%, 04/15/40	70,071	69,253
4.500%, 08/20/40	239,393	236,583
4.500%, 12/20/40	184,590	182,423
4.500%, 02/15/41	49,250	48,676
4.500%, 04/15/41	56,680	55,988
4.500%, 04/20/41	136,214	134,708
4.500%, 03/20/42	145,453	143,844
4.500%, 10/20/43	173,222	170,223
4.500%, 03/20/47	264,505	259,475
4.500%, 03/20/49	180,593	175,731
4.500%, 08/20/52	2,284,958	2,197,260
4.500%, 10/20/52	2,788,518	2,681,493
5.000%, 12/15/35	69,902	70,624
5.000%, 12/15/36	16,390	16,413
5.000%, 01/15/39	197,263	199,113
5.000%, 02/15/39	33,957	34,287
5.000%, 08/15/39	219,680	221,102
5.000%, 09/15/39	35,787	36,018
5.000%, 12/15/39	164,385	165,449
5.000%, 05/15/40	126,679	127,521
5.000%, 08/20/40	126,369	127,302
5.000%, 10/20/40	135,326	136,326
5.000%, 06/20/44	292,521	294,682
5.000%, 10/20/48	203,203	202,723
5.000%, 01/20/49	140,036	139,705
5.000%, 04/20/53	1,922,636	1,889,414
5.000%, 07/20/53	3,042,688	2,990,113
5.500%, 03/15/36	42,503	43,221
5.500%, 09/15/38	17,074	17,375
5.500%, 08/15/39	53,742	55,580
5.500%, 04/20/53	2,828,334	2,825,888

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
5.500%, 08/20/53	3,930,544	3,927,144
6.000%, 01/15/29	703	706
6.000%, 01/15/33	53,635	55,490
6.000%, 03/15/35	39,909	41,739
6.000%, 12/15/35	27,120	28,162
6.000%, 09/15/36	34,692	36,149
6.000%, 07/15/38	90,337	95,179
6.000%, 01/20/53	858,682	865,807
6.000%, 12/20/53	3,873,735	3,907,008
6.500%, 02/15/27	2,195	2,199
6.500%, 07/15/28	914	918
6.500%, 08/15/28	2,256	2,279
6.500%, 11/15/28	1,038	1,056
6.500%, 12/15/28	3,132	3,164
6.500%, 07/15/29	1,070	1,082
6.500%, 06/20/31	5,645	5,806
6.500%, 05/15/36	73,578	78,052
6.500%, 11/20/53	1,979,625	2,011,967
7.000%, 01/15/28	329	334
7.000%, 05/15/28	2,211	2,230
7.000%, 06/15/28	1,964	1,997
7.000%, 10/15/28	1,691	1,714
7.000%, 03/15/31	176	179
7.000%, 08/15/31	20,788	21,993
7.000%, 07/15/32	8,694	9,231
7.500%, 02/20/28	384	391
8.000%, 08/15/26	296	299
8.000%, 09/15/26	389	391

		506,713,760

Federal Agencies—1.0%
Federal Farm Credit Banks Funding Corp.
4.750%, 03/09/26	2,000,000	2,001,320
5.490%, 11/06/25	1,600,000	1,597,664
Federal Home Loan Banks
3.000%, 09/10/27	2,000,000	1,905,560
3.250%, 11/16/28 (b)	2,700,000	2,587,167
Federal Home Loan Mortgage Corp.
1.500%, 02/12/25	1,500,000	1,454,340
6.250%, 07/15/32 (b)	1,600,000	1,820,384
6.750%, 03/15/31	900,000	1,030,995
Federal National Mortgage Association
0.750%, 10/08/27	750,000	661,583
2.125%, 04/24/26 (b)	2,500,000	2,376,825
6.625%, 11/15/30 (b)	1,450,000	1,639,703
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,324,960

		18,400,501

U.S. Treasury—41.6%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	4,100,000	2,566,344
1.125%, 08/15/40 (b)	3,200,000	1,983,500
1.250%, 05/15/50 (b)	3,200,000	1,641,000
1.375%, 11/15/40 (b)	5,500,000	3,542,344

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
1.375%, 08/15/50	5,100,000	$2,699,813
1.625%, 11/15/50	5,200,000	2,943,687
1.750%, 08/15/41	4,300,000	2,906,531
1.875%, 02/15/41	5,200,000	3,631,062
1.875%, 02/15/51 (b)	5,800,000	3,502,656
1.875%, 11/15/51	6,500,000	3,903,047
2.000%, 02/15/50	4,000,000	2,510,625
2.000%, 08/15/51 (b)	6,500,000	4,036,094
2.250%, 05/15/41	3,700,000	2,738,000
2.250%, 08/15/46 (b)	3,000,000	2,056,406
2.250%, 08/15/49	6,000,000	4,008,750
2.250%, 02/15/52	2,100,000	1,384,688
2.375%, 02/15/42	1,300,000	968,500
2.375%, 05/15/51	5,100,000	3,469,594
2.500%, 05/15/46	4,800,000	3,468,000
2.750%, 08/15/42	4,820,000	3,788,219
2.750%, 11/15/42	1,200,000	940,500
2.750%, 08/15/47 (b)	3,000,000	2,248,594
2.750%, 11/15/47	800,000	598,875
2.875%, 05/15/43	3,260,000	2,593,738
2.875%, 08/15/45 (b)	2,200,000	1,714,969
2.875%, 11/15/46 (b)	4,600,000	3,549,906
2.875%, 05/15/49	2,300,000	1,752,672
2.875%, 05/15/52	3,900,000	2,957,297
3.000%, 11/15/44 (b)	2,600,000	2,085,281
3.000%, 05/15/45	3,100,000	2,475,641
3.000%, 02/15/47 (b)	3,000,000	2,363,438
3.000%, 05/15/47 (b)	2,800,000	2,202,813
3.000%, 02/15/48	1,300,000	1,018,672
3.000%, 08/15/48	7,700,000	6,020,437
3.000%, 02/15/49	6,300,000	4,919,906
3.000%, 08/15/52	4,700,000	3,658,656
3.125%, 11/15/41	3,000,000	2,524,219
3.125%, 02/15/43	3,270,000	2,712,056
3.125%, 08/15/44	2,700,000	2,214,422
3.125%, 05/15/48	2,500,000	2,002,344
3.250%, 05/15/42	3,100,000	2,639,844
3.375%, 08/15/42	2,200,000	1,903,344
3.375%, 05/15/44	3,000,000	2,563,594
3.375%, 11/15/48	5,000,000	4,185,937
3.500%, 02/15/39	1,872,000	1,721,363
3.625%, 08/15/43	2,600,000	2,316,031
3.625%, 02/15/44	2,420,000	2,150,397
3.625%, 02/15/53 (b)	4,300,000	3,783,328
3.625%, 05/15/53	3,200,000	2,817,500
3.750%, 08/15/41	1,300,000	1,198,641
3.875%, 02/15/43	2,000,000	1,851,875
3.875%, 05/15/43	2,000,000	1,849,063
4.000%, 11/15/42 (b)	3,100,000	2,924,656
4.000%, 11/15/52	500,000	470,938
4.125%, 08/15/53 (b)	3,300,000	3,178,312
4.250%, 11/15/40	1,780,000	1,758,028
4.250%, 02/15/54	4,100,000	4,035,297
4.375%, 11/15/39	1,900,000	1,918,703
4.375%, 05/15/40	1,220,000	1,227,816
4.375%, 05/15/41	1,350,000	1,349,367

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.375%, 08/15/43	2,200,000	2,177,656
4.500%, 02/15/36	600,000	624,469
4.500%, 05/15/38	1,500,000	1,548,281
4.625%, 02/15/40	1,300,000	1,348,344
4.750%, 11/15/43	1,900,000	1,974,219
5.250%, 02/15/29	750,000	782,637
6.250%, 05/15/30	2,500,000	2,765,430
U.S. Treasury Notes
0.250%, 07/31/25	7,000,000	6,585,469
0.250%, 08/31/25	5,100,000	4,782,844
0.250%, 09/30/25	9,000,000	8,411,484
0.375%, 04/30/25	7,200,000	6,853,781
0.375%, 11/30/25	6,100,000	5,675,859
0.375%, 12/31/25	7,200,000	6,679,406
0.375%, 01/31/26	11,200,000	10,357,375
0.375%, 07/31/27	3,100,000	2,720,250
0.375%, 09/30/27	6,300,000	5,496,258
0.500%, 03/31/25 (b)	4,000,000	3,825,938
0.500%, 02/28/26	9,400,000	8,690,227
0.500%, 04/30/27	4,000,000	3,554,688
0.500%, 10/31/27	3,800,000	3,320,547
0.625%, 07/31/26 (b)	6,100,000	5,576,258
0.625%, 11/30/27 (b)	7,000,000	6,129,375
0.625%, 12/31/27	7,200,000	6,287,625
0.625%, 05/15/30	8,000,000	6,466,250
0.625%, 08/15/30	6,600,000	5,288,766
0.750%, 03/31/26	6,700,000	6,210,062
0.750%, 01/31/28	6,100,000	5,340,359
0.875%, 06/30/26	6,000,000	5,534,062
0.875%, 11/15/30 (b)	7,700,000	6,239,406
1.000%, 07/31/28 (b)	4,000,000	3,487,813
1.125%, 10/31/26	6,700,000	6,156,148
1.125%, 02/29/28	1,200,000	1,063,594
1.125%, 08/31/28	6,000,000	5,250,000
1.125%, 02/15/31 (b)	7,500,000	6,155,859
1.250%, 11/30/26	2,100,000	1,931,508
1.250%, 12/31/26	3,800,000	3,489,766
1.250%, 03/31/28	5,100,000	4,534,219
1.250%, 04/30/28	6,000,000	5,322,656
1.250%, 05/31/28	3,400,000	3,010,062
1.250%, 06/30/28	5,900,000	5,212,742
1.250%, 09/30/28	6,000,000	5,267,812
1.250%, 08/15/31	8,400,000	6,848,625
1.375%, 10/31/28	3,300,000	2,909,156
1.375%, 11/15/31	10,200,000	8,340,094
1.500%, 08/15/26	5,600,000	5,220,250
1.500%, 01/31/27 (b)	4,000,000	3,690,000
1.500%, 11/30/28	8,500,000	7,523,164
1.500%, 02/15/30 (b)	8,300,000	7,138,648
1.625%, 02/15/26	6,400,000	6,053,000
1.625%, 05/15/26	4,900,000	4,607,531
1.625%, 09/30/26	6,000,000	5,598,750
1.625%, 08/15/29 (b)	4,500,000	3,952,617
1.625%, 05/15/31	9,800,000	8,265,687
1.750%, 01/31/29	5,000,000	4,462,500
1.875%, 06/30/26	6,900,000	6,512,414

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.875%, 02/28/27	8,700,000	$8,099,156
1.875%, 02/28/29	2,100,000	1,882,781
1.875%, 02/15/32	11,200,000	9,469,250
2.000%, 08/15/25	5,100,000	4,909,348
2.000%, 11/15/26	7,300,000	6,855,156
2.125%, 05/15/25	5,500,000	5,330,918
2.125%, 05/31/26	6,800,000	6,457,875
2.250%, 11/15/25	5,400,000	5,188,219
2.250%, 02/15/27	4,300,000	4,049,727
2.250%, 08/15/27	6,100,000	5,697,781
2.250%, 11/15/27	2,600,000	2,419,625
2.375%, 05/15/27 (b)	8,000,000	7,531,250
2.375%, 05/15/29	6,800,000	6,225,719
2.500%, 02/28/26	6,700,000	6,437,496
2.500%, 03/31/27	5,100,000	4,831,055
2.625%, 04/15/25	3,000,000	2,928,164
2.625%, 05/31/27 (b)	4,000,000	3,792,500
2.625%, 02/15/29	8,300,000	7,716,406
2.750%, 04/30/27	7,200,000	6,860,250
2.750%, 02/15/28	6,000,000	5,667,187
2.750%, 05/31/29	9,500,000	8,855,781
2.750%, 08/15/32 (b)	8,700,000	7,812,328
2.875%, 04/30/25	8,400,000	8,214,281
2.875%, 07/31/25	6,600,000	6,430,617
2.875%, 05/15/28	5,900,000	5,587,023
2.875%, 08/15/28	6,000,000	5,669,531
2.875%, 05/15/32	10,500,000	9,543,516
3.125%, 08/15/25	6,100,000	5,962,035
3.125%, 11/15/28	8,000,000	7,624,375
3.125%, 08/31/29	5,300,000	5,020,922
3.250%, 06/30/27	4,200,000	4,058,250
3.375%, 05/15/33 (b)	7,300,000	6,846,031
3.500%, 01/31/28	4,000,000	3,885,000
3.500%, 01/31/30	8,200,000	7,895,703
3.500%, 02/15/33	6,500,000	6,161,797
3.625%, 03/31/30	5,200,000	5,037,906
3.875%, 04/30/25	9,200,000	9,091,828
3.875%, 01/15/26	5,000,000	4,929,687
3.875%, 11/30/27	4,000,000	3,937,813
3.875%, 12/31/27	500,000	492,227
3.875%, 09/30/29	4,900,000	4,816,930
3.875%, 08/15/33	5,100,000	4,970,906
4.000%, 12/15/25	6,000,000	5,927,344
4.000%, 06/30/28	3,000,000	2,968,125
4.000%, 10/31/29	5,000,000	4,944,141
4.000%, 07/31/30	7,300,000	7,210,461
4.000%, 02/15/34 (b)	3,000,000	2,953,594
4.125%, 09/30/27	4,000,000	3,971,250
4.125%, 10/31/27 (b)	5,900,000	5,856,211
4.125%, 08/31/30	4,100,000	4,077,258
4.125%, 11/15/32	7,000,000	6,959,531
4.375%, 08/31/28	7,100,000	7,133,281
4.375%, 11/30/30	3,000,000	3,027,187
4.500%, 11/15/25	4,900,000	4,879,137
4.500%, 07/15/26	6,000,000	5,992,969

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.500%, 11/15/33 (b)	3,800,000	3,888,469
4.625%, 09/15/26	6,000,000	6,015,469
4.625%, 10/15/26	4,000,000	4,012,813
4.625%, 11/15/26 (b)	8,000,000	8,029,375
4.625%, 09/30/28	5,800,000	5,887,453
4.875%, 10/31/30	4,800,000	4,978,500
5.000%, 08/31/25	9,000,000	9,018,984
5.000%, 09/30/25	6,000,000	6,015,937

		786,341,109

Total U.S. Treasury & Government Agencies (Cost $1,480,911,197)		1,311,455,370

Corporate Bonds & Notes—26.6%

Aerospace/Defense—0.5%
Boeing Co.
5.150%, 05/01/30	2,300,000	2,224,905
5.930%, 05/01/60	1,100,000	1,031,547
7.250%, 06/15/25	460,000	468,561
Lockheed Martin Corp.
3.550%, 01/15/26 (b)	523,000	510,605
4.090%, 09/15/52	954,000	801,789
Northrop Grumman Corp.
3.250%, 01/15/28	1,100,000	1,039,720
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	594,974
RTX Corp.
3.125%, 05/04/27 (b)	1,000,000	947,130
4.500%, 06/01/42	1,645,000	1,469,166
7.500%, 09/15/29 (b)	200,000	222,954

		9,311,351

Agriculture—0.3%
Altria Group, Inc.
5.950%, 02/14/49 (b)	1,200,000	1,220,892
BAT Capital Corp.
4.390%, 08/15/37	1,300,000	1,093,690
Philip Morris International, Inc.
3.250%, 11/10/24	1,000,000	986,840
4.875%, 11/15/43 (b)	1,100,000	1,008,480
Reynolds American, Inc.
4.450%, 06/12/25	1,736,000	1,713,154

		6,023,056

Airlines—0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (b)	1,000,000	998,570

Apparel—0.1%
NIKE, Inc.
2.750%, 03/27/27 (b)	1,000,000	947,300

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.6%
American Honda Finance Corp.
2.250%, 01/12/29 (b)	1,000,000	$892,340
2.300%, 09/09/26	300,000	281,838
Ford Motor Credit Co. LLC
6.800%, 05/12/28 (b)	2,500,000	2,596,225
General Motors Financial Co., Inc.
1.250%, 01/08/26 (b)	1,200,000	1,117,260
4.350%, 01/17/27 (b)	3,200,000	3,125,888
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31	550,000	669,614
Toyota Motor Credit Corp.
3.375%, 04/01/30 (b)	2,600,000	2,403,024

		11,086,189

Banks—5.8%
Banco Santander SA
4.379%, 04/12/28 (b)	2,200,000	2,130,084
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (a) (b)	2,000,000	1,691,940
3.593%, 3M TSFR + 1.632%, 07/21/28 (a) (b)	3,200,000	3,043,072
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,053,066
5.288%, SOFR + 1.910%, 04/25/34 (a) (b)	4,400,000	4,374,480
5.875%, 02/07/42 (b)	1,500,000	1,603,845
Bank of Montreal
0.949%, SOFR + 0.603%, 01/22/27 (a) (b)	2,300,000	2,133,181
Bank of New York Mellon Corp.
3.442%, 3M TSFR + 1.331%, 02/07/28 (a) (b)	1,800,000	1,726,470
Bank of Nova Scotia
4.850%, 02/01/30 (b)	1,000,000	993,460
Barclays PLC
4.375%, 01/12/26 (b)	3,500,000	3,435,040
Canadian Imperial Bank of Commerce
2.250%, 01/28/25	1,000,000	974,210
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,500,000	2,136,350
3.200%, 10/21/26	1,700,000	1,619,114
4.412%, SOFR + 3.914%, 03/31/31 (a) (b)	2,900,000	2,766,629
4.650%, 07/23/48 (b)	1,300,000	1,177,033
Cooperatieve Rabobank UA
5.750%, 12/01/43 (b)	1,200,000	1,222,404
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a) (b)	2,000,000	1,886,820
Goldman Sachs Group, Inc.
3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,202,224
3.850%, 01/26/27 (b)	1,900,000	1,842,411
4.223%, 3M TSFR + 1.563%, 05/01/29 (a) (b)	1,900,000	1,829,168
6.125%, 02/15/33 (b)	2,075,000	2,238,925
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (a) (b)	3,500,000	3,269,525
6.500%, 09/15/37	1,205,000	1,285,361
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (a)	2,100,000	1,711,206
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,729,580
2.950%, 10/01/26 (b)	2,000,000	1,907,060
3.882%, 3M TSFR + 1.622%, 07/24/38 (a)	1,000,000	863,520

Banks—(Continued)
JPMorgan Chase & Co.
3.900%, 07/15/25	4,700,000	4,625,082
3.964%, 3M TSFR + 1.642%, 11/15/48 (a)	2,400,000	1,965,360
KeyBank NA
3.300%, 06/01/25 (b)	800,000	774,544
Kreditanstalt fuer Wiederaufbau
0.625%, 01/22/26 (b)	1,100,000	1,022,175
1.750%, 09/14/29 (b)	2,000,000	1,753,120
3.750%, 02/15/28	2,000,000	1,952,960
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	980,300
Lloyds Banking Group PLC
3.574%, 11/07/28 (b)	1,800,000	1,688,544
4.650%, 03/24/26	1,700,000	1,667,632
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26 (b)	1,000,000	977,000
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,000,540
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (b)	1,800,000	1,739,322
Morgan Stanley
4.300%, 01/27/45 (b)	1,900,000	1,665,901
4.350%, 09/08/26 (b)	3,800,000	3,717,578
7.250%, 04/01/32	1,850,000	2,114,587
PNC Bank NA
2.950%, 02/23/25	2,100,000	2,053,506
Royal Bank of Canada
1.600%, 01/21/25 (b)	2,100,000	2,036,412
State Street Corp.
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,027,190
Sumitomo Mitsui Financial Group, Inc.
2.632%, 07/14/26 (b)	4,700,000	4,449,913
Toronto-Dominion Bank
3.766%, 06/06/25	1,000,000	982,540
Truist Financial Corp.
1.267%, SOFR + 0.609%, 03/02/27 (a) (b)	2,000,000	1,848,380
U.S. Bancorp
5.775%, SOFR + 2.020%, 06/12/29 (a) (b)	2,000,000	2,037,660
UBS Group AG
4.550%, 04/17/26	2,700,000	2,657,340
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a)	2,400,000	2,122,248
3.000%, 10/23/26 (b)	2,000,000	1,894,000
5.013%, 3M TSFR + 4.502%, 04/04/51 (a)	1,000,000	940,660
5.557%, SOFR + 1.990%, 07/25/34 (a)	1,500,000	1,507,590
5.606%, 01/15/44	2,200,000	2,170,564
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,403,112

		109,621,938

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	1,035,510
5.550%, 01/23/49 (b)	1,900,000	1,983,771
Coca-Cola Co.
1.650%, 06/01/30 (b)	2,400,000	2,025,168
Diageo Capital PLC
2.375%, 10/24/29 (b)	1,400,000	1,237,530

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 (b)	1,200,000	$1,184,424
PepsiCo, Inc.
2.750%, 03/19/30	800,000	720,104
4.450%, 04/14/46	1,300,000	1,200,134

		9,386,641

Biotechnology—0.3%
Amgen, Inc.
2.000%, 01/15/32 (b)	1,600,000	1,295,936
4.663%, 06/15/51	1,000,000	885,460
5.650%, 03/02/53 (b)	2,000,000	2,040,280
Biogen, Inc.
4.050%, 09/15/25 (b)	300,000	294,441
Gilead Sciences, Inc.
3.650%, 03/01/26 (b)	2,000,000	1,948,320

		6,464,437

Building Materials—0.2%
Carrier Global Corp.
2.493%, 02/15/27 (b)	2,000,000	1,865,800
Trane Technologies Financing Ltd.
3.800%, 03/21/29 (b)	1,000,000	951,250

		2,817,050

Chemicals—0.4%
Celanese U.S. Holdings LLC
6.700%, 11/15/33	600,000	640,098
Dow Chemical Co.
4.375%, 11/15/42	1,000,000	854,260
9.400%, 05/15/39	650,000	877,065
DuPont de Nemours, Inc.
5.419%, 11/15/48 (b)	1,000,000	999,190
LyondellBasell Industries NV
4.625%, 02/26/55 (b)	1,400,000	1,167,852
Nutrien Ltd.
4.200%, 04/01/29 (b)	1,000,000	966,170
Sherwin-Williams Co.
3.450%, 06/01/27 (b)	1,800,000	1,720,980
Westlake Corp.
3.125%, 08/15/51	500,000	323,525

		7,549,140

Commercial Services—0.3%
Global Payments, Inc.
2.900%, 05/15/30 (b)	900,000	782,172
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	743,364
PayPal Holdings, Inc.
2.850%, 10/01/29 (b)	2,000,000	1,810,460
S&P Global, Inc.
2.300%, 08/15/60	800,000	438,192
Yale University
2.402%, 04/15/50	2,000,000	1,292,860

		5,067,048

Computers—0.6%
Apple, Inc.
2.550%, 08/20/60 (b)	1,000,000	626,480
2.650%, 02/08/51	1,500,000	988,110
3.350%, 08/08/32	2,300,000	2,110,986
Dell International LLC/EMC Corp.
5.300%, 10/01/29	1,800,000	1,822,608
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (b)	1,400,000	1,390,830
HP, Inc.
4.000%, 04/15/29 (b)	1,000,000	956,270
International Business Machines Corp.
3.300%, 05/15/26 (b)	1,900,000	1,833,690
4.000%, 06/20/42	1,200,000	1,013,496

		10,742,470

Cosmetics/Personal Care—0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (b)	1,100,000	911,878
Kenvue, Inc.
5.050%, 03/22/53 (b)	400,000	391,544
Procter & Gamble Co.
3.550%, 03/25/40 (b)	900,000	773,334
Unilever Capital Corp.
2.900%, 05/05/27 (b)	1,500,000	1,422,495

		3,499,251

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (b)	1,000,000	856,940
3.650%, 07/21/27	1,900,000	1,798,730
Air Lease Corp.
2.875%, 01/15/26 (b)	900,000	861,300
American Express Co.
3.300%, 05/03/27 (b)	3,000,000	2,853,450
BlackRock, Inc.
4.750%, 05/25/33 (b)	1,000,000	995,100
Brookfield Capital Finance LLC
6.087%, 06/14/33 (b)	500,000	523,410
Capital One Financial Corp.
3.800%, 01/31/28	1,800,000	1,712,736
Charles Schwab Corp.
4.625%, 03/22/30	900,000	894,123
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	507,415
Intercontinental Exchange, Inc.
3.000%, 06/15/50 (b)	1,000,000	676,650
3.750%, 12/01/25 (b)	1,000,000	978,020
Mastercard, Inc.
3.350%, 03/26/30 (b)	1,700,000	1,582,343
Nasdaq, Inc.
3.950%, 03/07/52	700,000	542,640
Nomura Holdings, Inc.
2.679%, 07/16/30 (b)	1,000,000	857,060
6.070%, 07/12/28 (b)	1,000,000	1,029,390
Visa, Inc.
1.100%, 02/15/31 (b)	3,100,000	2,473,428

		19,142,735

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—2.1%
Appalachian Power Co.
3.700%, 05/01/50 (b)	900,000	$639,468
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,162,070
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,380,135
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	601,065
Connecticut Light & Power Co.
4.000%, 04/01/48 (b)	1,000,000	819,090
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43 (b)	2,070,000	1,718,969
Constellation Energy Generation LLC
5.600%, 03/01/28 (b)	1,000,000	1,019,220
Dominion Energy, Inc.
3.900%, 10/01/25	1,900,000	1,858,770
4.600%, 03/15/49	800,000	681,856
DTE Electric Co.
3.700%, 03/15/45 (b)	1,000,000	793,820
Duke Energy Carolinas LLC
3.550%, 03/15/52	1,000,000	729,570
5.300%, 02/15/40	2,000,000	1,975,220
Duke Energy Corp.
2.650%, 09/01/26 (b)	1,000,000	944,210
Entergy Louisiana LLC
4.000%, 03/15/33 (b)	1,000,000	918,940
Evergy, Inc.
2.900%, 09/15/29 (b)	500,000	446,655
Exelon Corp.
3.400%, 04/15/26 (b)	1,000,000	967,270
5.625%, 06/15/35	500,000	509,180
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	1,831,495
Georgia Power Co.
4.300%, 03/15/42	2,000,000	1,743,840
Louisville Gas & Electric Co.
4.250%, 04/01/49 (b)	800,000	668,808
MidAmerican Energy Co.
3.650%, 04/15/29 (b)	1,700,000	1,616,581
4.250%, 07/15/49	1,500,000	1,274,850
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (b)	1,800,000	1,559,682
NextEra Energy Capital Holdings, Inc.
5.550%, 03/15/54	1,000,000	994,300
Northern States Power Co.
6.250%, 06/01/36 (b)	1,200,000	1,302,084
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49 (b)	900,000	624,573
Pacific Gas & Electric Co.
2.500%, 02/01/31	3,000,000	2,498,940
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	156,658
5.212%, 12/01/49	1,100,000	1,095,424
Public Service Electric & Gas Co.
1.900%, 08/15/31 (b)	1,600,000	1,303,328

Electric—(Continued)
Sempra
3.400%, 02/01/28 (b)	1,100,000	1,039,830
Southern California Edison Co.
3.650%, 03/01/28 (b)	900,000	857,214
4.000%, 04/01/47 (b)	1,000,000	792,540
Southwestern Electric Power Co.
4.100%, 09/15/28 (b)	1,800,000	1,724,958
Union Electric Co.
3.500%, 03/15/29 (b)	1,800,000	1,688,400

		39,939,013

Electrical Components & Equipment—0.0%
Emerson Electric Co.
2.200%, 12/21/31 (b)	500,000	419,170

Electronics—0.1%
Honeywell International, Inc. 2.500%, 11/01/26 (b)	1,800,000	1,701,054

Entertainment—0.0%
Warnermedia Holdings, Inc. 5.141%, 03/15/52 (b)	600,000	498,066

Environmental Control—0.1%
Waste Connections, Inc. 2.200%, 01/15/32 (b)	500,000	409,610
Waste Management, Inc. 3.150%, 11/15/27 (b)	1,800,000	1,706,940

		2,116,550

Food—0.4%
Conagra Brands, Inc. 4.850%, 11/01/28 (b)	1,300,000	1,285,531
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,462,605
Kraft Heinz Foods Co. 5.000%, 07/15/35 (b)	1,600,000	1,578,112
Kroger Co. 2.200%, 05/01/30 (b)	1,000,000	850,700
Sysco Corp. 6.600%, 04/01/50 (b)	900,000	1,029,555
Tyson Foods, Inc. 3.550%, 06/02/27 (b)	1,200,000	1,145,592

		7,352,095

Forest Products & Paper—0.0%
International Paper Co. 4.400%, 08/15/47 (b)	800,000	672,400

Gas—0.1%
Atmos Energy Corp. 1.500%, 01/15/31 (b)	1,100,000	883,608
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,338,930

		2,222,538

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 3.000%, 05/15/32	1,800,000	$1,529,478

Healthcare-Products—0.4%
Abbott Laboratories 4.750%, 11/30/36 (b)	1,300,000	1,289,418
Boston Scientific Corp. 1.900%, 06/01/25	1,900,000	1,825,501
DH Europe Finance II SARL 3.250%, 11/15/39 (b)	900,000	727,902
GE HealthCare Technologies, Inc. 5.905%, 11/22/32	1,400,000	1,471,274
Medtronic, Inc. 4.625%, 03/15/45 (b)	933,000	875,826
Stryker Corp. 1.150%, 06/15/25	1,000,000	950,780

		7,140,701

Healthcare-Services—0.6%
Centene Corp. 2.500%, 03/01/31 (b)	300,000	247,077
CommonSpirit Health 3.910%, 10/01/50	500,000	391,335
Elevance Health, Inc. 5.850%, 01/15/36	1,800,000	1,887,156
HCA, Inc.
4.125%, 06/15/29	1,800,000	1,704,276
5.900%, 06/01/53 (b)	1,000,000	1,005,900
Humana, Inc. 4.875%, 04/01/30 (b)	800,000	790,248
Kaiser Foundation Hospitals 3.002%, 06/01/51 (b)	1,000,000	692,420
Laboratory Corp. of America Holdings 3.600%, 02/01/25 (b)	500,000	491,610
UnitedHealth Group, Inc.
3.500%, 08/15/39 (b)	900,000	742,554
3.750%, 07/15/25 (b)	1,600,000	1,573,296
4.250%, 06/15/48	1,000,000	864,120
4.950%, 05/15/62	1,300,000	1,217,359

		11,607,351

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27 (b)	1,300,000	1,283,789

Household Products/Wares—0.1%
Kimberly-Clark Corp. 3.100%, 03/26/30 (b)	1,100,000	1,008,865

Insurance—0.7%
Allstate Corp. 1.450%, 12/15/30 (b)	1,100,000	871,684
American International Group, Inc. 3.400%, 06/30/30 (b)	800,000	733,072
Aon Corp./Aon Global Holdings PLC 5.350%, 02/28/33 (b)	1,000,000	1,006,420

Insurance—(Continued)
AXA SA 8.600%, 12/15/30	365,000	431,908
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	1,700,000	1,502,324
Berkshire Hathaway, Inc. 3.125%, 03/15/26	750,000	726,383
Chubb Corp. 6.000%, 05/11/37	865,000	938,542
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	831,191
Lincoln National Corp. 4.350%, 03/01/48 (b)	600,000	472,998
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26 (b)	1,000,000	977,530
Principal Financial Group, Inc. 3.100%, 11/15/26 (b)	1,000,000	952,850
Prudential Financial, Inc.
2.100%, 03/10/30 (b)	2,000,000	1,726,660
5.700%, 12/14/36 (b)	1,525,000	1,604,895
Travelers Cos., Inc. 3.050%, 06/08/51 (b)	800,000	557,696

		13,334,153

Internet—0.5%
Alibaba Group Holding Ltd. 4.200%, 12/06/47 (b)	1,400,000	1,150,982
Alphabet, Inc. 2.050%, 08/15/50	1,100,000	655,754
Amazon.com, Inc.
3.150%, 08/22/27 (b)	1,000,000	952,900
3.800%, 12/05/24 (b)	1,800,000	1,782,684
3.875%, 08/22/37 (b)	1,900,000	1,717,315
eBay, Inc. 3.600%, 06/05/27 (b)	1,500,000	1,441,500
Meta Platforms, Inc. 4.950%, 05/15/33 (b)	1,500,000	1,518,900

		9,220,035

Investment Companies—0.1%
ARES Capital Corp. 4.250%, 03/01/25	900,000	884,916
Blue Owl Capital Corp. 3.400%, 07/15/26	400,000	377,024

		1,261,940

Iron/Steel—0.0%
Vale Overseas Ltd. 6.875%, 11/21/36 (b)	528,000	563,434

Lodging—0.1%
Marriott International, Inc. 2.850%, 04/15/31 (b)	1,100,000	947,958
Sands China Ltd. 5.400%, 08/08/28	1,000,000	980,710

		1,928,668

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.0%
Caterpillar, Inc. 3.803%, 08/15/42	700,000	$590,380

Machinery-Diversified—0.1%
John Deere Capital Corp.
2.000%, 06/17/31 (b)	1,000,000	830,400
4.050%, 09/08/25	2,000,000	1,972,800

		2,803,200

Media—0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	3,300,000	1,960,530
6.484%, 10/23/45	900,000	834,975
Comcast Corp. 3.150%, 03/01/26 (b)	2,000,000	1,937,240
3.969%, 11/01/47	900,000	723,249
4.650%, 07/15/42	1,670,000	1,532,910
5.650%, 06/15/35	1,500,000	1,566,315
Discovery Communications LLC
3.950%, 03/20/28	1,100,000	1,041,392
4.000%, 09/15/55 (b)	1,481,000	1,012,574
Fox Corp. 5.576%, 01/25/49 (b)	1,000,000	933,050
Paramount Global 4.375%, 03/15/43	1,500,000	1,020,930
Time Warner Cable LLC 6.550%, 05/01/37	100,000	94,652
TWDC Enterprises 18 Corp. 2.950%, 06/15/27	1,000,000	951,470
Walt Disney Co.
3.600%, 01/13/51 (b)	1,000,000	775,470
6.550%, 03/15/33 (b)	950,000	1,069,567

		15,454,324

Mining—0.1%
Newmont Corp. 6.250%, 10/01/39	1,800,000	1,922,112
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	751,000	806,424

		2,728,536

Miscellaneous Manufacturing—0.2%
3M Co. 4.000%, 09/14/48	900,000	722,439
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35 (b)	1,459,000	1,371,912
General Electric Co. 7.500%, 08/21/35	100,000	117,467
Parker-Hannifin Corp. 3.250%, 06/14/29 (b)	900,000	833,481

		3,045,299

Multi-National—1.3%
Asian Development Bank
1.500%, 03/04/31 (b)	2,000,000	1,665,240
1.750%, 09/19/29	900,000	787,392
4.125%, 01/12/34	3,100,000	3,044,355
Asian Infrastructure Investment Bank
0.500%, 05/28/25	1,000,000	948,690
0.500%, 01/27/26	50,000	46,298
European Bank for Reconstruction & Development 0.500%, 05/19/25	1,300,000	1,235,195
European Investment Bank
0.375%, 03/26/26 (b)	2,000,000	1,838,520
1.875%, 02/10/25	1,000,000	972,820
3.625%, 07/15/30	1,000,000	962,850
4.875%, 02/15/36	1,100,000	1,146,090
Inter-American Development Bank
2.125%, 01/15/25 (b)	2,000,000	1,952,880
2.250%, 06/18/29	1,400,000	1,264,900
2.375%, 07/07/27	1,500,000	1,404,600
7.000%, 06/15/25	200,000	203,940
International Bank for Reconstruction & Development
0.500%, 10/28/25	2,000,000	1,869,220
1.625%, 11/03/31	2,600,000	2,150,226
2.500%, 07/29/25	2,000,000	1,937,540
3.125%, 06/15/27	1,100,000	1,056,451
3.875%, 02/14/30	1,000,000	975,690
International Finance Corp. 0.375%, 07/16/25	25,000	23,581

		25,486,478

Office/Business Equipment—0.1%
CDW LLC/CDW Finance Corp. 4.250%, 04/01/28 (b)	1,100,000	1,053,371

Oil & Gas—0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,000,000	861,810
3.000%, 02/24/50	1,000,000	682,940
Canadian Natural Resources Ltd. 6.250%, 03/15/38 (b)	800,000	832,384
Chevron Corp. 2.954%, 05/16/26	1,500,000	1,445,010
ConocoPhillips Co.
5.300%, 05/15/53	1,000,000	996,350
6.950%, 04/15/29 (b)	700,000	769,419
Equinor ASA
3.250%, 11/10/24 (b)	1,100,000	1,085,139
3.625%, 04/06/40	600,000	501,048
Exxon Mobil Corp. 4.114%, 03/01/46	1,600,000	1,382,000
Marathon Oil Corp. 6.600%, 10/01/37 (b)	1,000,000	1,055,400
Marathon Petroleum Corp. 4.700%, 05/01/25 (b)	600,000	595,008
Occidental Petroleum Corp. 6.450%, 09/15/36 (b)	1,000,000	1,068,080

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Phillips 66 4.875%, 11/15/44 (b)	1,000,000	$935,350
Shell International Finance BV
2.375%, 11/07/29 (b)	2,000,000	1,781,020
3.250%, 04/06/50 (b)	900,000	655,452
TotalEnergies Capital International SA 3.127%, 05/29/50 (b)	900,000	641,115
Valero Energy Corp. 3.400%, 09/15/26 (b)	200,000	192,540

		15,480,065

Oil & Gas Services—0.1%
Halliburton Co. 5.000%, 11/15/45 (b)	1,200,000	1,128,684

Packaging & Containers—0.0%
WRKCo, Inc. 3.000%, 06/15/33 (b)	600,000	508,098

Pharmaceuticals—1.6%
AbbVie, Inc.
3.800%, 03/15/25	400,000	394,344
4.050%, 11/21/39	1,300,000	1,157,065
4.400%, 11/06/42	1,100,000	998,657
5.400%, 03/15/54	1,500,000	1,543,710
AstraZeneca PLC 4.000%, 09/18/42	1,200,000	1,032,744
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	1,795,800
Bristol-Myers Squibb Co.
3.400%, 07/26/29 (b)	1,000,000	939,910
3.700%, 03/15/52 (b)	1,300,000	999,661
5.550%, 02/22/54 (b)	1,500,000	1,544,790
Cardinal Health, Inc. 3.410%, 06/15/27 (b)	800,000	760,000
Cigna Group
2.375%, 03/15/31 (b)	1,500,000	1,263,750
4.500%, 02/25/26 (b)	1,200,000	1,186,116
6.125%, 11/15/41	313,000	334,923
CVS Health Corp.
4.300%, 03/25/28 (b)	544,000	531,118
4.780%, 03/25/38	1,500,000	1,387,110
5.050%, 03/25/48	1,500,000	1,361,205
5.125%, 07/20/45	900,000	830,466
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28 (b)	1,000,000	971,830
Johnson & Johnson
3.700%, 03/01/46	1,000,000	837,150
5.950%, 08/15/37 (b)	910,000	1,009,199
Merck & Co., Inc. 6.550%, 09/15/37	1,000,000	1,142,960
Merck Sharp & Dohme Corp. 5.950%, 12/01/28 (b)	300,000	316,269
Novartis Capital Corp. 2.200%, 08/14/30 (b)	1,900,000	1,648,611

Pharmaceuticals—(Continued)
Pfizer Investment Enterprises Pte. Ltd. 5.340%, 05/19/63	2,000,000	1,959,660
Pfizer, Inc. 3.600%, 09/15/28 (b)	2,100,000	2,014,488
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	2,000,000	1,911,880

		29,873,416

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	256,023
Enbridge Energy Partners LP 5.875%, 10/15/25	2,000,000	2,012,440
Energy Transfer LP 5.150%, 03/15/45 (b)	2,600,000	2,370,654
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	769,813
3.950%, 02/15/27 (b)	1,300,000	1,269,905
Kinder Morgan Energy Partners LP 6.500%, 02/01/37	2,000,000	2,093,180
MPLX LP 5.200%, 03/01/47	1,000,000	916,730
ONEOK, Inc. 3.100%, 03/15/30 (b)	1,100,000	983,290
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,600,000	1,613,504
TransCanada PipeLines Ltd. 6.200%, 10/15/37	1,800,000	1,883,682
Western Midstream Operating LP 4.050%, 02/01/30 (b)	1,100,000	1,024,848
Williams Cos., Inc. 3.750%, 06/15/27 (b)	1,500,000	1,443,720

		16,637,789

Real Estate Investment Trusts—0.8%
Alexandria Real Estate Equities, Inc. 3.550%, 03/15/52	1,100,000	774,939
American Tower Corp. 5.900%, 11/15/33 (b)	900,000	932,796
AvalonBay Communities, Inc. 2.300%, 03/01/30 (b)	200,000	173,248
Boston Properties LP 3.200%, 01/15/25 (b)	1,400,000	1,370,768
Brixmor Operating Partnership LP 4.050%, 07/01/30 (b)	900,000	836,739
Crown Castle, Inc. 3.800%, 02/15/28	1,500,000	1,421,250
Digital Realty Trust LP 3.700%, 08/15/27 (b)	1,500,000	1,433,730
Equinix, Inc. 3.200%, 11/18/29 (b)	700,000	627,508
ERP Operating LP 3.000%, 07/01/29 (b)	1,000,000	910,130
Essex Portfolio LP 3.000%, 01/15/30 (b)	1,000,000	887,320

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Healthpeak OP LLC 3.500%, 07/15/29	900,000	$833,553
NNN REIT, Inc. 2.500%, 04/15/30 (b)	1,000,000	856,810
Prologis LP 3.375%, 12/15/27 (b)	500,000	474,925
Public Storage Operating Co. 3.094%, 09/15/27 (b)	500,000	472,895
Simon Property Group LP 3.300%, 01/15/26 (b)	1,800,000	1,741,266
Sun Communities Operating LP 5.700%, 01/15/33 (b)	700,000	694,400
Welltower OP LLC 4.000%, 06/01/25 (b)	750,000	737,325

		15,179,602

Retail—0.6%
Home Depot, Inc.
3.000%, 04/01/26 (b)	1,800,000	1,737,126
4.250%, 04/01/46	2,000,000	1,730,800
Lowe’s Cos., Inc.
4.250%, 04/01/52 (b)	1,100,000	902,088
5.625%, 04/15/53 (b)	1,000,000	1,008,950
McDonald’s Corp. 4.875%, 12/09/45	1,500,000	1,398,480
Starbucks Corp. 3.550%, 08/15/29 (b)	1,000,000	945,670
Target Corp. 2.650%, 09/15/30 (b)	1,400,000	1,239,742
Walmart, Inc.
3.900%, 09/09/25	1,000,000	985,780
4.050%, 06/29/48 (b)	900,000	782,784
5.250%, 09/01/35	935,000	981,657

		11,713,077

Semiconductors—0.5%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,600,000	1,291,024
4.300%, 11/15/32 (b)	1,700,000	1,598,595
Intel Corp.
4.750%, 03/25/50 (b)	1,800,000	1,629,594
4.900%, 08/05/52 (b)	1,000,000	934,240
NVIDIA Corp. 2.850%, 04/01/30 (b)	1,100,000	999,207
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	2,333,000	1,849,602
Texas Instruments, Inc. 2.250%, 09/04/29 (b)	1,000,000	886,280

		9,188,542

Software—0.7%
Fidelity National Information Services, Inc. 1.150%, 03/01/26 (b)	1,000,000	925,820
Fiserv, Inc. 5.625%, 08/21/33	1,500,000	1,532,955

Software—(Continued)
Microsoft Corp. 3.125%, 11/03/25 (b)	2,600,000	2,534,142
4.250%, 02/06/47 (b)	2,000,000	1,878,100
Oracle Corp.
2.875%, 03/25/31 (b)	3,000,000	2,610,420
2.950%, 11/15/24 (b)	1,300,000	1,279,408
2.950%, 04/01/30	1,200,000	1,068,504
3.850%, 04/01/60	2,100,000	1,496,544
Salesforce, Inc. 2.900%, 07/15/51	1,000,000	674,370

		14,000,263

Telecommunications—1.1%
America Movil SAB de CV 2.875%, 05/07/30	1,000,000	883,180
AT&T, Inc.
3.500%, 09/15/53 (b)	1,221,000	862,392
3.650%, 09/15/59	2,686,000	1,872,411
4.100%, 02/15/28 (b)	1,687,000	1,636,761
5.150%, 11/15/46 (b)	1,308,000	1,239,212
7.125%, 12/15/31	100,000	109,458
Cisco Systems, Inc. 5.500%, 01/15/40 (b)	1,000,000	1,050,240
Deutsche Telekom International Finance BV 8.750%, 06/15/30	300,000	354,864
Orange SA 5.500%, 02/06/44 (b)	500,000	503,975
Rogers Communications, Inc. 2.900%, 11/15/26 (b)	1,100,000	1,037,047
Sprint LLC 7.625%, 03/01/26 (b)	900,000	929,529
T-Mobile USA, Inc. 2.550%, 02/15/31 (b)	2,200,000	1,873,014
3.300%, 02/15/51	1,500,000	1,050,225
4.750%, 02/01/28 (b)	1,000,000	987,220
Telefonica Emisiones SA 4.103%, 03/08/27	900,000	875,646
Verizon Communications, Inc.
2.875%, 11/20/50	1,900,000	1,243,018
3.376%, 02/15/25 (b)	1,078,000	1,058,704
3.550%, 03/22/51 (b)	1,000,000	742,490
4.812%, 03/15/39 (b)	1,927,000	1,822,557
Vodafone Group PLC 6.150%, 02/27/37 (b)	1,000,000	1,069,220

		21,201,163

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	1,900,000	1,622,448
Canadian National Railway Co. 4.450%, 01/20/49 (b)	400,000	361,200
Canadian Pacific Railway Co. 2.450%, 12/02/31 (b)	1,100,000	984,852
CSX Corp. 6.150%, 05/01/37	800,000	876,032

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
FedEx Corp. 4.550%, 04/01/46	1,000,000	$863,440
Norfolk Southern Corp.
2.550%, 11/01/29 (b)	1,000,000	883,900
5.590%, 05/17/25	28,000	28,076
Union Pacific Corp.
2.891%, 04/06/36 (b)	1,200,000	980,196
3.250%, 02/05/50	1,300,000	949,156
United Parcel Service, Inc. 4.450%, 04/01/30 (b)	1,600,000	1,586,528

		9,135,828

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28 (b)	900,000	860,076

Total Corporate Bonds & Notes (Cost $558,389,299)		502,524,667

Foreign Government—1.4%

Regional Government—0.2%
Province of Alberta 1.000%, 05/20/25 (b)	1,500,000	1,432,275
Province of British Columbia 1.300%, 01/29/31 (b)	1,000,000	816,990
Province of Quebec 2.500%, 04/20/26	2,000,000	1,911,380

		4,160,645

Sovereign—1.2%
Canada Government International Bond 1.625%, 01/22/25	1,000,000	972,580
Chile Government International Bonds
3.100%, 01/22/61	1,200,000	757,044
3.500%, 01/25/50 (b)	1,000,000	731,050
Export-Import Bank of Korea 2.875%, 01/21/25	1,400,000	1,373,932
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	777,843
3.850%, 10/15/30	700,000	654,857
Israel Government AID Bond 5.500%, 09/18/33 (b)	200,000	215,196
Israel Government International Bond 4.125%, 01/17/48	1,000,000	777,400
Japan Bank for International Cooperation 4.625%, 07/19/28 (b)	1,600,000	1,600,480
Mexico Government International Bonds
2.659%, 05/24/31	1,200,000	1,002,684
4.600%, 01/23/46	1,100,000	887,865
4.750%, 03/08/44	900,000	751,356
5.750%, 10/12/10 (b)	1,000,000	876,080
6.750%, 09/27/34 (b)	1,050,000	1,122,188
Panama Government International Bond 3.875%, 03/17/28	900,000	827,082

Sovereign—(Continued)
Peru Government International Bond 8.750%, 11/21/33	1,450,000	1,790,663
Philippines Government International Bonds
3.950%, 01/20/40	1,100,000	946,275
5.000%, 01/13/37	1,740,000	1,723,922
Republic of Italy Government International Bond 2.875%, 10/17/29	2,000,000	1,771,180
Republic of Poland Government International Bond 3.250%, 04/06/26 (b)	1,000,000	970,120
Svensk Exportkredit AB 0.625%, 05/14/25	1,000,000	950,770
Uruguay Government International Bond 4.375%, 10/27/27	900,000	891,801

		22,372,368

Total Foreign Government (Cost $29,428,795)		26,533,013

Mortgage-Backed Securities—0.8%

Commercial Mortgage-Backed Securities—0.8%
BANK
2.556%, 05/15/64	2,000,000	1,698,387
2.758%, 09/15/62	373,448	331,462
4.407%, 11/15/61 (a)	881,000	855,834
BANK5 6.260%, 04/15/56 (a)	1,000,000	1,036,711
BBCMS Mortgage Trust 3.662%, 04/15/55 (a)	2,230,000	2,016,098
Benchmark Mortgage Trust 3.666%, 01/15/51 (a)	915,000	863,862
BMO Mortgage Trust 5.598%, 03/15/57 (a)	1,500,000	1,559,540
CD Mortgage Trust 3.631%, 02/10/50	950,000	881,176
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	787,393	746,929
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	400,000	383,003
3.801%, 08/15/48	445,564	432,504
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	1,350,000	1,299,240
3.732%, 05/15/48	750,000	729,540
UBS Commercial Mortgage Trust 3.035%, 12/15/52	2,250,000	1,981,838

Total Mortgage-Backed Securities (Cost $16,282,903)		14,816,124

Municipals—0.6%
Chicago O’Hare International Airport 4.572%, 01/01/54	395,000	371,669
Los Angeles Unified School District, General Obligation Unlimited 6.758%, 07/01/34	660,000	728,237

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198%, 12/01/39	1,000,000	$1,014,062
Municipal Electric Authority of Georgia 6.637%, 04/01/57	1,902,000	2,190,844
New Jersey Turnpike Authority 7.414%, 01/01/40	1,000,000	1,192,544
New York City Municipal Water Finance Authority 5.440%, 06/15/43	300,000	299,406
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,343,271
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	690,467
State of California, General Obligation Unlimited 7.300%, 10/01/39	1,200,000	1,411,481
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,221,047
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41	450,000	456,835

Total Municipals (Cost $11,979,097)		10,919,863

Asset-Backed Securities—0.4%

Asset-Backed - Automobile—0.1%
CarMax Auto Owner Trust 0.740%, 01/15/27	1,085,000	1,016,157
Santander Drive Auto Receivables Trust 5.930%, 07/17/28	2,000,000	2,023,494

		3,039,651

Asset-Backed - Credit Card—0.2%
Capital One Multi-Asset Execution Trust
2.060%, 08/15/28	1,865,000	1,744,132
4.420%, 05/15/28	2,000,000	1,976,416

		3,720,548

Asset-Backed - Other—0.1%
Verizon Master Trust 0.990%, 04/20/28	1,000,000	975,090

Total Asset-Backed Securities (Cost $7,937,324)		7,735,289

Short-Term Investment—0.5%

U.S. Treasury—0.5%
U.S. Treasury Bill 2.660%, 04/02/24 (c)	10,000,000	9,998,549

Total Short-Term Investments (Cost $9,998,543)		9,998,549

Securities Lending Reinvestments (d)—11.7%
Security Description	Principal Amount*	Value

Certificates of Deposit—2.6%
Bank of Nova Scotia
5.630%, SOFR + 0.300%, 03/13/25 (a)	2,000,000	$1,999,972
5.640%, SOFR + 0.310%, 03/19/25 (a)	2,000,000	1,999,981
Barclays Bank PLC
5.650%, SOFR + 0.320%, 06/20/24 (a)	3,000,000	3,001,518
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/09/24	1,000,000	993,770
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	1,000,000	988,590
5.560%, SOFR + 0.240%, 07/11/24 (a)	1,000,000	999,988
MUFG Bank Ltd. (London)
Zero Coupon, 06/04/24	1,000,000	989,920
Zero Coupon, 06/10/24	1,000,000	989,040
5.510%, SOFR + 0.200%, 09/23/24 (a)	2,000,000	2,000,000
National Westminster Bank PLC
5.880%, 05/02/24	3,000,000	3,001,470
Nordea Bank Abp
5.450%, SOFR + 0.120%, 07/15/24 (a)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd.
5.500%, SOFR + 0.170%, 09/16/24 (a)	2,000,000	1,999,872
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (a)	5,000,000	5,009,830
Skandinaviska Enskilda Banken AB
5.630%, SOFR + 0.300%, 02/06/25 (a)	1,000,000	1,000,054
SMBC Bank International PLC
Zero Coupon, 05/13/24	1,000,000	993,180
Sumitomo Mitsui Banking Corp.
5.560%, SOFR + 0.230%, 07/11/24 (a)	2,000,000	2,000,638
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 05/07/24	2,000,000	1,988,140
Svenska Handelsbanken AB
5.630%, SOFR + 0.300%, 02/06/25 (a)	1,000,000	1,000,251
5.680%, SOFR + 0.350%, 01/17/25 (a)	2,000,000	2,003,100
5.850%, SOFR + 0.520%, 04/19/24 (a)	6,000,000	6,001,518
Toronto-Dominion Bank
5.710%, SOFR + 0.380%, 01/08/25 (a)	3,000,000	2,999,964
Westpac Banking Corp.
5.880%, SOFR + 0.550%, 10/11/24 (a)	3,000,000	3,005,634

		48,925,322

Commercial Paper—0.4%
Ciesco LLC
5.340%, 04/01/24	2,000,000	1,998,792
ING U.S. Funding LLC
5.560%, SOFR + 0.230%, 11/20/24 (a)	1,000,000	999,996
5.810%, SOFR + 0.480%, 06/13/24 (a)	3,000,000	3,002,409
Old Line Funding LLC
5.440%, SOFR + 0.110%, 06/07/24 (a)	2,000,000	1,999,996

		8,001,193

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—7.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $16,807,630; collateralized by various Common Stock with an aggregate market value of $18,712,207.	16,800,000	$16,800,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.670%, due on 07/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,140,379.	10,000,000	10,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/29/24 at 5.360%, due on 04/01/24 with a maturity value of $4,068,727; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—3.000%, maturity dates ranging from 05/15/38—02/15/51, and an aggregate market value of $4,158,123.	4,066,910	4,066,910
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $6,180,992; collateralized by various Common Stock with an aggregate market value of $6,600,002.	6,000,000	6,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $8,521,713; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24—05/15/50, and an aggregate market value of $8,688,310.	8,517,951	8,517,951
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $41,043,449; collateralized by various Common Stock with an aggregate market value of $45,679,682.	41,000,000	41,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,836.	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $27,012,330; collateralized by various Common Stock with an aggregate market value of $30,118,840.	27,000,000	27,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $8,043,478; collateralized by various Common Stock with an aggregate market value of $8,890,270.	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,101,400; collateralized by various Common Stock with an aggregate market value of $3,450,695.	3,100,000	3,100,000

Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $8,273,735; collateralized by various Common Stock with an aggregate market value of $9,098,378.	8,270,000	8,270,000

		136,754,861

Time Deposits—0.4%
Banco Santander SA (NY)
5.310%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA
5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY)
5.290%, 04/01/24	2,000,000	2,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (a)	2,000,000	2,000,000

		8,000,000

Mutual Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (e)	92,572	92,572
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (e)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (e)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (e)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (e)	1,000,000	1,000,000

		20,092,572

Total Securities Lending Reinvestments (Cost $221,753,158)		221,773,948

Total Investments — 111.4% (Cost $2,336,680,316)		2,105,756,823
Other assets and liabilities (net) — (11.4)%		(215,616,954)

Net Assets—100.0%		$1,890,139,869

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $272,835,059 and the collateral received consisted of cash in the amount of $221,668,174 and non-cash collateral with a value of $59,023,071. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $1,291,024, which is 0.1% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(DAC)—	Designated Activity Company
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,311,455,370	$—	$1,311,455,370
Total Corporate Bonds & Notes*	—	502,524,667	—	502,524,667
Total Foreign Government*	—	26,533,013	—	26,533,013
Total Mortgage-Backed Securities*	—	14,816,124	—	14,816,124
Total Municipals*	—	10,919,863	—	10,919,863
Total Asset-Backed Securities*	—	7,735,289	—	7,735,289
Total Short-Term Investment*	—	9,998,549	—	9,998,549
Securities Lending Reinvestments
Certificates of Deposit	—	48,925,322	—	48,925,322
Commercial Paper	—	8,001,193	—	8,001,193
Repurchase Agreements	—	136,754,861	—	136,754,861
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	20,092,572	—	—	20,092,572
Total Securities Lending Reinvestments	20,092,572	201,681,376	—	221,773,948
Total Investments	$20,092,572	$2,085,664,251	$—	$2,105,756,823

Collateral for Securities Loaned (Liability)	$—	$(221,668,174)	$—	$(221,668,174)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-171

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
BWX Technologies, Inc.	35,243	$3,616,637
Curtiss-Wright Corp.	14,727	3,769,228
Hexcel Corp.	32,498	2,367,479
Woodward, Inc.	23,222	3,578,975

		13,332,319

Air Freight & Logistics—0.2%
GXO Logistics, Inc. (a) (b)	45,810	2,462,746

Automobile Components—1.3%
Adient PLC (a) (b)	35,139	1,156,776
Autoliv, Inc.	28,326	3,411,300
Fox Factory Holding Corp. (a)	16,321	849,835
Gentex Corp.	89,828	3,244,587
Goodyear Tire & Rubber Co. (a)	109,197	1,499,275
Lear Corp. (b)	21,964	3,182,144
Visteon Corp. (a) (b)	10,710	1,259,603

		14,603,520

Automobiles—0.4%
Harley-Davidson, Inc.	48,807	2,134,818
Thor Industries, Inc. (b)	20,535	2,409,577

		4,544,395

Banks—5.1%
Associated Banc-Corp.	57,281	1,232,114
Bank OZK (b)	40,520	1,842,039
Cadence Bank (b)	70,346	2,040,034
Columbia Banking System, Inc.	80,328	1,554,347
Commerce Bancshares, Inc. (b)	45,620	2,426,984
Cullen/Frost Bankers, Inc. (b)	24,725	2,783,293
East West Bancorp, Inc. (b)	54,273	4,293,537
First Financial Bankshares, Inc. (b)	49,462	1,622,848
First Horizon Corp.	215,188	3,313,895
FNB Corp. (b)	138,189	1,948,465
Glacier Bancorp, Inc. (b)	42,701	1,719,996
Hancock Whitney Corp.	33,177	1,527,469
Home BancShares, Inc. (b)	72,177	1,773,389
International Bancshares Corp.	20,553	1,153,846
New York Community Bancorp, Inc. (b)	278,075	895,402
Old National Bancorp (b)	112,704	1,962,177
Pinnacle Financial Partners, Inc.	29,290	2,515,425
Prosperity Bancshares, Inc. (b)	36,093	2,374,198
SouthState Corp. (b)	29,270	2,488,828
Synovus Financial Corp. (b)	56,319	2,256,139
Texas Capital Bancshares, Inc. (a) (b)	18,191	1,119,656
UMB Financial Corp.	16,821	1,463,259
United Bankshares, Inc.	51,841	1,855,389
Valley National Bancorp (b)	164,240	1,307,351
Webster Financial Corp.	66,247	3,363,360
Wintrust Financial Corp. (b)	23,583	2,461,829
Zions Bancorp NA	57,053	2,476,100

		55,771,369

Beverages—0.7%
Boston Beer Co., Inc. - Class A (a)	3,625	1,103,522
Celsius Holdings, Inc. (a)	57,101	4,734,815
Coca-Cola Consolidated, Inc.	1,805	1,527,770

		7,366,107

Biotechnology—1.8%
Arrowhead Pharmaceuticals, Inc. (a)	47,714	1,364,620
Cytokinetics, Inc. (a) (b)	37,761	2,647,424
Exelixis, Inc. (a)	116,763	2,770,786
Halozyme Therapeutics, Inc. (a) (b)	50,872	2,069,473
Neurocrine Biosciences, Inc. (a)	38,321	5,285,232
Roivant Sciences Ltd. (a)	130,032	1,370,537
United Therapeutics Corp. (a)	18,098	4,157,473

		19,665,545

Broadline Retail—0.4%
Macy’s, Inc.	105,548	2,109,905
Nordstrom, Inc.	37,509	760,307
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	23,719	1,887,321

		4,757,533

Building Products—3.5%
Advanced Drainage Systems, Inc. (b)	26,304	4,530,601
Carlisle Cos., Inc.	18,701	7,327,987
Fortune Brands Innovations, Inc.	48,560	4,111,575
Lennox International, Inc.	12,333	6,027,877
Owens Corning	34,227	5,709,064
Simpson Manufacturing Co., Inc.	16,434	3,371,928
Trex Co., Inc. (a)	41,821	4,171,645
UFP Industries, Inc.	23,805	2,928,253

		38,178,930

Capital Markets—2.8%
Affiliated Managers Group, Inc.	13,020	2,180,459
Carlyle Group, Inc. (b)	83,367	3,910,746
Evercore, Inc. - Class A (b)	13,348	2,570,691
Federated Hermes, Inc.	31,467	1,136,588
Houlihan Lokey, Inc. (b)	20,072	2,573,030
Interactive Brokers Group, Inc. - Class A	41,213	4,603,904
Janus Henderson Group PLC	51,037	1,678,607
Jefferies Financial Group, Inc.	65,295	2,879,510
Morningstar, Inc.	10,031	3,093,260
SEI Investments Co.	38,393	2,760,457
Stifel Financial Corp.	39,279	3,070,439

		30,457,691

Chemicals—2.3%
Arcadium Lithium PLC (a) (b)	397,065	1,711,350
Ashland, Inc.	19,292	1,878,462
Avient Corp.	35,107	1,523,644
Axalta Coating Systems Ltd. (a)	84,756	2,914,759
Cabot Corp. (b)	21,347	1,968,193
Chemours Co.	57,165	1,501,153
NewMarket Corp.	2,660	1,688,089

BHFTII-172

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Olin Corp.	46,290	$2,721,852
RPM International, Inc.	49,630	5,903,488
Scotts Miracle-Gro Co. (b)	16,156	1,205,076
Westlake Corp.	12,337	1,885,094

		24,901,160

Commercial Services & Supplies—1.3%
Brink’s Co.	17,349	1,602,701
Clean Harbors, Inc. (a)	19,371	3,899,576
MSA Safety, Inc.	14,231	2,754,979
Stericycle, Inc. (a) (b)	35,631	1,879,535
Tetra Tech, Inc.	20,591	3,803,364

		13,940,155

Communications Equipment—0.4%
Ciena Corp. (a) (b)	55,844	2,761,486
Lumentum Holdings, Inc. (a) (b)	25,956	1,229,016

		3,990,502

Construction & Engineering—2.2%
AECOM	52,384	5,137,823
Comfort Systems USA, Inc.	13,714	4,357,075
EMCOR Group, Inc.	18,117	6,344,573
Fluor Corp. (a) (b)	65,613	2,774,118
MasTec, Inc. (a) (b)	23,278	2,170,673
MDU Resources Group, Inc.	78,423	1,976,260
Valmont Industries, Inc. (b)	8,046	1,836,741

		24,597,263

Construction Materials—0.5%
Eagle Materials, Inc. (b)	13,267	3,605,307
Knife River Corp. (a)	21,784	1,766,247

		5,371,554

Consumer Finance—0.7%
Ally Financial, Inc. (b)	104,545	4,243,481
FirstCash Holdings, Inc.	14,245	1,816,807
SLM Corp.	84,840	1,848,664

		7,908,952

Consumer Staples Distribution & Retail—1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	51,366	3,885,838
Casey’s General Stores, Inc. (b)	14,291	4,550,969
Grocery Outlet Holding Corp. (a) (b)	38,229	1,100,231
Performance Food Group Co. (a)	59,918	4,472,279
Sprouts Farmers Market, Inc. (a) (b)	39,112	2,521,942
U.S. Foods Holding Corp. (a)	87,105	4,701,057

		21,232,316

Containers & Packaging—1.6%
AptarGroup, Inc.	25,424	3,658,259
Berry Global Group, Inc. (b)	44,634	2,699,464
Crown Holdings, Inc.	46,098	3,653,728
Graphic Packaging Holding Co. (b)	117,864	3,439,272

Containers & Packaging—(Continued)
Greif, Inc. - Class A	9,810	677,381
Silgan Holdings, Inc.	31,170	1,513,615
Sonoco Products Co.	37,723	2,181,898

		17,823,617

Diversified Consumer Services—0.9%
Graham Holdings Co. - Class B	1,379	1,058,631
Grand Canyon Education, Inc. (a)	11,383	1,550,478
H&R Block, Inc.	53,731	2,638,729
Service Corp. International	56,898	4,222,401

		9,470,239

Diversified REITs—0.4%
WP Carey, Inc. (b)	84,213	4,752,982

Diversified Telecommunication Services—0.3%
Frontier Communications Parent, Inc. (a) (b)	85,190	2,087,155
Iridium Communications, Inc.	47,696	1,247,727

		3,334,882

Electric Utilities—0.8%
ALLETE, Inc. (b)	22,135	1,320,131
IDACORP, Inc. (b)	19,492	1,810,612
OGE Energy Corp.	77,132	2,645,628
PNM Resources, Inc.	33,056	1,244,228
Portland General Electric Co. (b)	38,943	1,635,606

		8,656,205

Electrical Equipment—1.5%
Acuity Brands, Inc.	11,753	3,158,384
EnerSys	15,564	1,470,175
nVent Electric PLC	63,894	4,817,608
Regal Rexnord Corp.	25,533	4,598,493
Sensata Technologies Holding PLC	58,288	2,141,501

		16,186,161

Electronic Equipment, Instruments & Components—2.3%
Arrow Electronics, Inc. (a)	20,723	2,682,799
Avnet, Inc.	34,800	1,725,384
Belden, Inc.	16,052	1,486,576
Cognex Corp. (b)	66,293	2,812,149
Coherent Corp. (a)	50,864	3,083,375
Crane NXT Co.	18,592	1,150,845
IPG Photonics Corp. (a) (b)	11,384	1,032,415
Littelfuse, Inc.	9,591	2,324,379
Novanta, Inc. (a)	13,791	2,410,253
TD SYNNEX Corp.	21,968	2,484,581
Vishay Intertechnology, Inc. (b)	48,616	1,102,611
Vontier Corp.	59,433	2,695,881

		24,991,248

Energy Equipment & Services—1.0%
ChampionX Corp. (b)	73,594	2,641,289
NOV, Inc. (b)	151,705	2,961,281

BHFTII-173

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Valaris Ltd. (a) (b)	24,142	$1,816,927
Weatherford International PLC (a)	27,850	3,214,447

		10,633,944

Entertainment—0.2%
TKO Group Holdings, Inc.	23,070	1,993,479

Financial Services—1.8%
Equitable Holdings, Inc.	120,837	4,593,014
Essent Group Ltd.	41,051	2,442,945
Euronet Worldwide, Inc. (a)	16,874	1,854,959
MGIC Investment Corp.	104,940	2,346,459
Voya Financial, Inc.	39,666	2,932,111
Western Union Co.	134,981	1,887,034
WEX, Inc. (a)	16,459	3,909,506

		19,966,028

Food Products—1.1%
Darling Ingredients, Inc. (a) (b)	61,437	2,857,435
Flowers Foods, Inc.	73,987	1,757,191
Ingredion, Inc.	25,109	2,933,987
Lancaster Colony Corp.	7,842	1,628,234
Pilgrim’s Pride Corp. (a)	15,502	532,029
Post Holdings, Inc. (a)	19,396	2,061,407

		11,770,283

Gas Utilities—0.9%
National Fuel Gas Co. (b)	35,479	1,905,932
New Jersey Resources Corp.	37,857	1,624,444
ONE Gas, Inc. (b)	21,355	1,378,038
Southwest Gas Holdings, Inc.	23,136	1,761,344
Spire, Inc.	21,174	1,299,448
UGI Corp.	80,700	1,980,378

		9,949,584

Ground Transportation—2.0%
Avis Budget Group, Inc. (b)	7,114	871,180
Hertz Global Holdings, Inc. (a) (b)	50,536	395,697
Knight-Swift Transportation Holdings, Inc.	62,145	3,419,218
Landstar System, Inc.	13,843	2,668,377
Ryder System, Inc.	17,069	2,051,523
Saia, Inc. (a) (b) (c)	10,224	5,981,040
Werner Enterprises, Inc.	24,433	955,819
XPO, Inc. (a)	44,716	5,456,693

		21,799,547

Health Care Equipment & Supplies—2.1%
Enovis Corp. (a)	19,132	1,194,793
Envista Holdings Corp. (a)	66,046	1,412,064
Globus Medical, Inc. - Class A (a)	44,427	2,383,064
Haemonetics Corp. (a) (b)	19,558	1,669,275
Integra LifeSciences Holdings Corp. (a)	26,192	928,506
Lantheus Holdings, Inc. (a) (b)	26,375	1,641,580
LivaNova PLC (a)	20,746	1,160,531
Masimo Corp. (a) (b)	17,094	2,510,254

Health Care Equipment & Supplies—(Continued)
Neogen Corp. (a) (b)	75,879	1,197,371
Penumbra, Inc. (a)	14,864	3,317,348
QuidelOrtho Corp. (a)	19,042	912,874
Shockwave Medical, Inc. (a) (b)	14,210	4,627,202

		22,954,862

Health Care Providers & Services—2.0%
Acadia Healthcare Co., Inc. (a)	35,513	2,813,340
Amedisys, Inc. (a)	12,567	1,158,175
Chemed Corp. (b)	5,801	3,723,836
Encompass Health Corp.	38,604	3,187,918
HealthEquity, Inc. (a)	33,043	2,697,300
Option Care Health, Inc. (a)	68,215	2,287,931
Progyny, Inc. (a) (b)	32,109	1,224,958
R1 RCM, Inc. (a) (b)	75,895	977,528
Tenet Healthcare Corp. (a)	39,109	4,110,747

		22,181,733

Health Care REITs—0.6%
Healthcare Realty Trust, Inc. (b)	146,678	2,075,494
Omega Healthcare Investors, Inc.	94,460	2,991,548
Sabra Health Care REIT, Inc.	89,045	1,315,195

		6,382,237

Health Care Technology—0.1%
Doximity, Inc. - Class A (a) (b)	47,045	1,265,981

Hotel & Resort REITs—0.1%
Park Hotels & Resorts, Inc.	80,867	1,414,364

Hotels, Restaurants & Leisure—3.5%
Aramark (b)	101,074	3,286,926
Boyd Gaming Corp.	26,758	1,801,349
Choice Hotels International, Inc. (b)	9,518	1,202,599
Churchill Downs, Inc. (b)	26,142	3,235,072
Hilton Grand Vacations, Inc. (a)	27,446	1,295,726
Hyatt Hotels Corp. - Class A	17,030	2,718,329
Light & Wonder, Inc. (a)	34,678	3,540,277
Marriott Vacations Worldwide Corp. (b)	12,720	1,370,326
Penn Entertainment, Inc. (a) (b)	57,377	1,044,835
Planet Fitness, Inc. - Class A (a) (b)	32,903	2,060,715
Texas Roadhouse, Inc.	25,719	3,972,814
Travel & Leisure Co.	27,889	1,365,445
Vail Resorts, Inc. (b)	14,622	3,258,220
Wendy’s Co.	64,340	1,212,166
Wingstop, Inc.	11,328	4,150,579
Wyndham Hotels & Resorts, Inc.	31,949	2,452,086

		37,967,464

Household Durables—2.1%
Helen of Troy Ltd. (a) (b)	9,145	1,053,870
KB Home	28,301	2,005,975
Leggett & Platt, Inc.	51,373	983,793
Taylor Morrison Home Corp. (a)	41,379	2,572,532
Tempur Sealy International, Inc. (b)	66,344	3,769,666

BHFTII-174

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Toll Brothers, Inc.	40,163	$5,195,887
TopBuild Corp. (a)	12,171	5,364,125
Whirlpool Corp. (b)	21,181	2,533,883

		23,479,731

Independent Power and Renewable Electricity Producers—1.0%
Ormat Technologies, Inc. (b)	20,686	1,369,206
Vistra Corp. (b)	129,435	9,015,148

		10,384,354

Industrial REITs—1.2%
EastGroup Properties, Inc.	18,370	3,302,375
First Industrial Realty Trust, Inc.	50,940	2,676,388
Rexford Industrial Realty, Inc. (b)	81,161	4,082,398
STAG Industrial, Inc. (b)	69,925	2,687,917

		12,749,078

Insurance—4.6%
American Financial Group, Inc.	25,123	3,428,787
Brighthouse Financial, Inc. (a) (d)	24,726	1,274,378
CNO Financial Group, Inc.	42,131	1,157,760
Erie Indemnity Co. - Class A (b)	9,606	3,857,481
Fidelity National Financial, Inc. (b)	99,570	5,287,167
First American Financial Corp.	39,736	2,425,883
Hanover Insurance Group, Inc.	13,787	1,877,376
Kemper Corp. (b)	23,285	1,441,807
Kinsale Capital Group, Inc. (b)	8,478	4,448,746
Old Republic International Corp.	100,418	3,084,841
Primerica, Inc. (b)	13,492	3,412,936
Reinsurance Group of America, Inc.	25,381	4,895,487
RenaissanceRe Holdings Ltd. (b)	20,293	4,769,464
RLI Corp.	15,467	2,296,386
Selective Insurance Group, Inc.	23,354	2,549,556
Unum Group	70,011	3,756,790

		49,964,845

Interactive Media & Services—0.3%
Ziff Davis, Inc. (a)	17,709	1,116,375
ZoomInfo Technologies, Inc. (a)	114,083	1,828,751

		2,945,126

IT Services—0.8%
GoDaddy, Inc. - Class A (a)	54,233	6,436,373
Kyndryl Holdings, Inc. (a)	88,615	1,928,262

		8,364,635

Leisure Products—0.8%
Brunswick Corp. (b)	26,500	2,557,780
Mattel, Inc. (a)	136,034	2,694,834
Polaris, Inc. (b)	20,443	2,046,753
YETI Holdings, Inc. (a) (b)	33,448	1,289,420

		8,588,787

Life Sciences Tools & Services—1.1%
Azenta, Inc. (a) (b)	21,475	1,294,513
Bruker Corp.	35,713	3,354,879
Medpace Holdings, Inc. (a)	8,981	3,629,671
Repligen Corp. (a) (b)	19,997	3,677,849
Sotera Health Co. (a)	47,890	575,159

		12,532,071

Machinery—4.7%
AGCO Corp.	23,935	2,944,484
Chart Industries, Inc. (a) (b)	16,171	2,663,687
Crane Co.	18,817	2,542,741
Donaldson Co., Inc.	46,265	3,455,070
Esab Corp.	21,818	2,412,416
Flowserve Corp.	50,530	2,308,210
Graco, Inc.	65,002	6,075,087
ITT, Inc. (b)	31,618	4,300,997
Lincoln Electric Holdings, Inc. (b)	22,029	5,627,088
Middleby Corp. (a) (b)	20,643	3,319,188
Oshkosh Corp.	25,192	3,141,694
RBC Bearings, Inc. (a) (b)	11,165	3,018,458
Terex Corp.	25,802	1,661,649
Timken Co. (b)	24,996	2,185,400
Toro Co. (b)	40,205	3,683,984
Watts Water Technologies, Inc. - Class A	10,540	2,240,277

		51,580,430

Marine Transportation—0.2%
Kirby Corp. (a)	22,760	2,169,483

Media—0.6%
Cable One, Inc. (b)	1,753	741,747
New York Times Co. - Class A	63,014	2,723,465
Nexstar Media Group, Inc. (b)	12,414	2,138,808
TEGNA, Inc. (b)	75,854	1,133,259

		6,737,279

Metals & Mining—2.2%
Alcoa Corp.	68,731	2,322,420
Cleveland-Cliffs, Inc. (a)	191,896	4,363,715
Commercial Metals Co.	44,822	2,634,189
MP Materials Corp. (a) (b)	55,467	793,178
Reliance, Inc.	22,133	7,396,406
Royal Gold, Inc. (b)	25,299	3,081,671
U.S. Steel Corp. (b)	86,160	3,513,605

		24,105,184

Mortgage Real Estate Investment Trusts—0.6%
Annaly Capital Management, Inc.	192,586	3,792,018
Starwood Property Trust, Inc. (b)	114,595	2,329,717

		6,121,735

Multi-Utilities—0.2%
Black Hills Corp.	26,184	1,429,647
Northwestern Energy Group, Inc. (b)	23,584	1,201,133

		2,630,780

BHFTII-175

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Office REITs—0.5%
COPT Defense Properties	43,211	$1,044,410
Cousins Properties, Inc.	58,449	1,405,114
Kilroy Realty Corp.	41,117	1,497,892
Vornado Realty Trust (b)	61,567	1,771,283

		5,718,699

Oil, Gas & Consumable Fuels—4.2%
Antero Midstream Corp. (b)	131,167	1,844,208
Antero Resources Corp. (a)	108,798	3,155,142
Chesapeake Energy Corp. (b)	42,815	3,803,257
Chord Energy Corp.	15,897	2,833,481
Civitas Resources, Inc. (b)	33,047	2,508,598
CNX Resources Corp. (a) (b)	58,456	1,386,576
DT Midstream, Inc.	37,344	2,281,718
Equitrans Midstream Corp.	166,853	2,083,994
HF Sinclair Corp.	60,076	3,626,788
Matador Resources Co. (b)	42,668	2,848,942
Murphy Oil Corp.	55,866	2,553,076
Ovintiv, Inc.	97,309	5,050,337
PBF Energy, Inc. - Class A	41,884	2,411,262
Permian Resources Corp.	177,260	3,130,412
Range Resources Corp. (b)	92,929	3,199,546
Southwestern Energy Co. (a)	424,121	3,214,837

		45,932,174

Paper & Forest Products—0.2%
Louisiana-Pacific Corp.	24,717	2,074,003

Personal Care Products—0.8%
BellRing Brands, Inc. (a)	50,441	2,977,532
Coty, Inc. - Class A (a)	144,790	1,731,689
elf Beauty, Inc. (a)	21,377	4,190,533

		8,899,754

Pharmaceuticals—0.4%
Jazz Pharmaceuticals PLC (a)	24,245	2,919,583
Perrigo Co. PLC	52,184	1,679,803

		4,599,386

Professional Services—2.6%
ASGN, Inc. (a)	18,177	1,904,223
CACI International, Inc. - Class A (a)	8,583	3,251,498
Concentrix Corp. (b)	18,107	1,199,046
ExlService Holdings, Inc. (a) (b)	63,513	2,019,713
Exponent, Inc.	19,495	1,612,042
FTI Consulting, Inc. (a)	13,412	2,820,409
Genpact Ltd.	63,595	2,095,455
Insperity, Inc. (b)	13,642	1,495,300
KBR, Inc.	51,991	3,309,747
ManpowerGroup, Inc.	18,797	1,459,399
Maximus, Inc.	23,503	1,971,902
Paylocity Holding Corp. (a) (b)	16,704	2,870,749
Science Applications International Corp.	20,050	2,614,319

		28,623,802

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc. (a)	18,321	3,574,244

Residential REITs—1.1%
American Homes 4 Rent - Class A	122,484	4,504,961
Apartment Income REIT Corp.	55,642	1,806,696
Equity LifeStyle Properties, Inc. (b)	71,794	4,623,534
Independence Realty Trust, Inc. (b)	86,430	1,394,116

		12,329,307

Retail REITs—0.9%
Agree Realty Corp. (b)	38,635	2,206,831
Brixmor Property Group, Inc.	115,762	2,714,619
Kite Realty Group Trust	84,488	1,831,700
NNN REIT, Inc.	70,273	3,003,468

		9,756,618

Semiconductors & Semiconductor Equipment—2.6%
Allegro MicroSystems, Inc. (a)	27,518	741,885
Amkor Technology, Inc.	39,752	1,281,604
Cirrus Logic, Inc. (a)	20,771	1,922,564
Lattice Semiconductor Corp. (a) (b)	53,156	4,158,394
MACOM Technology Solutions Holdings, Inc. (a)	21,093	2,017,335
MKS Instruments, Inc.	24,210	3,219,930
Onto Innovation, Inc. (a)	18,902	3,422,774
Power Integrations, Inc. (b)	21,896	1,566,659
Rambus, Inc. (a)	41,402	2,559,058
Silicon Laboratories, Inc. (a) (b)	12,284	1,765,456
Synaptics, Inc. (a)	15,136	1,476,668
Universal Display Corp.	16,779	2,826,423
Wolfspeed, Inc. (a) (b)	48,447	1,429,186

		28,387,936

Software—2.3%
Appfolio, Inc. - Class A (a)	7,874	1,942,831
Aspen Technology, Inc. (a) (b)	10,769	2,296,812
Blackbaud, Inc. (a) (b)	16,176	1,199,289
CommVault Systems, Inc. (a)	16,815	1,705,545
Dolby Laboratories, Inc. - Class A (b)	22,911	1,919,255
Dropbox, Inc. - Class A (a) (b)	98,658	2,397,389
Dynatrace, Inc. (a)	92,333	4,287,945
Manhattan Associates, Inc. (a) (b)	23,710	5,932,953
Qualys, Inc. (a) (b)	14,166	2,363,880
Teradata Corp. (a)	37,663	1,456,428

		25,502,327

Specialized REITs—1.7%
CubeSmart	86,596	3,915,871
EPR Properties (b)	29,010	1,231,475
Gaming & Leisure Properties, Inc.	102,830	4,737,378
Lamar Advertising Co. - Class A (b)	33,727	4,027,341
National Storage Affiliates Trust (b)	29,746	1,164,853
PotlatchDeltic Corp. (b)	30,564	1,437,119
Rayonier, Inc. (b)	52,535	1,746,264

		18,260,301

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—4.1%
AutoNation, Inc. (a) (b)	9,989	$1,653,979
Burlington Stores, Inc. (a)	24,624	5,717,447
Dick’s Sporting Goods, Inc. (b)	22,404	5,037,763
Five Below, Inc. (a) (b)	21,256	3,855,413
Floor & Decor Holdings, Inc. - Class A (a) (b)	41,041	5,319,734
GameStop Corp. - Class A (a) (b)	103,443	1,295,106
Gap, Inc.	82,830	2,281,966
Lithia Motors, Inc.	10,599	3,188,815
Murphy USA, Inc.	7,303	3,061,418
Penske Automotive Group, Inc. (b)	7,507	1,216,059
Restoration Hardware, Inc. (a) (b)	5,894	2,052,644
Valvoline, Inc. (a) (b)	49,929	2,225,336
Williams-Sonoma, Inc. (b)	24,703	7,843,944

		44,749,624

Technology Hardware, Storage & Peripherals—0.5%
Pure Storage, Inc. - Class A (a) (b)	114,383	5,946,772

Textiles, Apparel & Luxury Goods—1.4%
Capri Holdings Ltd. (a)	44,891	2,033,562
Carter’s, Inc. (b)	14,181	1,200,847
Columbia Sportswear Co. (b)	13,282	1,078,233
Crocs, Inc. (a)	23,325	3,354,135
PVH Corp.	22,967	3,229,390
Skechers USA, Inc. - Class A (a) (b)	51,449	3,151,766
Under Armour, Inc. - Class A (a) (b)	72,709	536,592
Under Armour, Inc. - Class C (a) (b)	73,489	524,712

		15,109,237

Trading Companies & Distributors—1.7%
Applied Industrial Technologies, Inc.	14,892	2,941,915
Core & Main, Inc. - Class A (a) (b)	65,692	3,760,867
GATX Corp. (b)	13,671	1,832,324
MSC Industrial Direct Co., Inc. - Class A	17,593	1,707,225
Watsco, Inc. (b)	12,045	5,203,079
WESCO International, Inc.	16,916	2,897,372

		18,342,782

Water Utilities—0.3%
Essential Utilities, Inc. (b)	96,830	3,587,551

Total Common Stocks (Cost $718,280,195)		1,050,324,932

Mutual Funds—2.4%

Investment Company Securities—2.4%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $24,820,245)	46,500	25,872,600

Short-Term Investment—1.4%
Security Description	Principal Amount*	Value

U.S. Treasury—1.4%
U.S. Treasury Bill 2.661%, 04/02/24 (e)	15,850,000	15,847,701

Total Short-Term Investments (Cost $15,847,689)		15,847,701

Securities Lending Reinvestments (f)—16.2%

Certificates of Deposit—3.1%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (g)	1,000,000	1,000,400
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (g)	3,000,000	2,999,996
Bank of Nova Scotia 5.630%, SOFR + 0.300%, 03/13/25 (g)	2,000,000	1,999,972
Credit Industriel et Commercial Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/09/24	1,000,000	993,770
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	1,000,000	988,590
5.560%, SOFR + 0.240%, 07/11/24 (g)	1,000,000	999,988
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (g)	2,000,000	2,000,308
MUFG Bank Ltd. (London) 5.510%, SOFR + 0.200%, 09/23/24 (g)	2,000,000	2,000,000
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd.
5.450%, SOFR + 0.120%, 07/19/24 (g)	2,000,000	1,999,940
5.500%, SOFR + 0.170%, 09/16/24 (g)	2,000,000	1,999,872
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	1,000,000	1,001,966
SMBC Bank International PLC
Zero Coupon, 05/07/24	5,000,000	4,970,350
Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (g)	1,000,000	1,000,171
Sumitomo Mitsui Banking Corp. 5.560%, SOFR + 0.230%, 07/11/24 (g)	1,000,000	1,000,319
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (g)	2,000,000	2,000,432
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (g)	2,000,000	2,003,756

		33,911,902

Commercial Paper—0.6%
Australia & New Zealand Banking Group Ltd.
5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (g)	1,000,000	1,000,098
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (g)	3,000,000	2,999,988

		6,995,715

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—10.2%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $10,204,633; collateralized by various Common Stock with an aggregate market value of $11,360,982.	10,200,000	$10,200,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $600,271; collateralized by various Common Stock with an aggregate market value of $668,574.	600,000	600,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $3,090,496; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $11,632,790; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $11,860,207.	11,627,654	11,627,654
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $17,018,015; collateralized by various Common Stock with an aggregate market value of $18,948,757.	17,000,000	17,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,347,508.	3,000,000	3,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $31,914,568; collateralized by various Common Stock with an aggregate market value of $35,584,851.	31,900,000	31,900,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $20,009,033; collateralized by various Common Stock with an aggregate market value of $22,262,548.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,000,453; collateralized by various Common Stock with an aggregate market value of $1,114,577.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $10,004,517; collateralized by various Common Stock with an aggregate market value of $11,001,656.	10,000,000	10,000,000

		111,327,654

Time Deposits—1.2%
Banco Santander SA (NY) 5.310%, 04/01/24	4,000,000	4,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	4,000,000	4,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (g)	5,000,000	5,000,000

		13,000,000

Mutual Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (h)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (h)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (h)	6,000,000	6,000,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (h)	2,000,000	2,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $177,234,863)		177,235,271

Total Investments—115.9% (Cost $936,182,992)		1,269,280,504
Other assets and liabilities (net)—(15.9)%		(174,410,138)

Net Assets—100.0%		$1,094,870,366

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $237,507,265 and the collateral received consisted of cash in the amount of $177,134,675 and non-cash collateral with a value of $67,594,714. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $2,925,000.
(d)	Affiliated Issuer.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
Brighthouse Financial, Inc.	$1,351,947	$—	$(41,760)	$58,260	$(94,069)	$1,274,378

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	06/21/24	57	USD	17,541,180	$591,383

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,050,324,932	$—	$—	$1,050,324,932
Total Mutual Funds*	25,872,600	—	—	25,872,600
Total Short-Term Investment*	—	15,847,701	—	15,847,701
Securities Lending Reinvestments
Certificates of Deposit	—	33,911,902	—	33,911,902
Commercial Paper	—	6,995,715	—	6,995,715
Repurchase Agreements	—	111,327,654	—	111,327,654
Time Deposits	—	13,000,000	—	13,000,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	165,235,271	—	177,235,271
Total Investments	$1,088,197,532	$181,082,972	$—	$1,269,280,504

Collateral for Securities Loaned (Liability)	$—	$(177,134,675)	$—	$(177,134,675)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$591,383	$—	$—	$591,383

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-180

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Australia—6.8%
Ampol Ltd.	15,576	$404,554
ANZ Group Holdings Ltd.	165,596	3,176,449
APA Group	72,572	398,421
Aristocrat Leisure Ltd.	33,301	934,302
ASX Ltd.	9,864	427,455
Aurizon Holdings Ltd.	105,688	275,986
BHP Group Ltd.	280,215	8,101,694
BlueScope Steel Ltd.	24,346	379,268
Brambles Ltd.	77,628	819,459
CAR Group Ltd.	20,417	480,635
Cochlear Ltd.	3,634	800,277
Coles Group Ltd.	76,847	850,951
Commonwealth Bank of Australia	92,580	7,288,202
Computershare Ltd.	32,168	548,054
CSL Ltd.	26,707	5,025,431
Dexus (REIT)	66,600	344,583
EBOS Group Ltd.	8,800	180,280
Endeavour Group Ltd.	82,569	296,835
Fortescue Ltd.	97,232	1,631,212
Goodman Group (REIT)	96,640	2,132,017
GPT Group (REIT)	109,987	328,799
IDP Education Ltd.	14,103	164,825
Insurance Australia Group Ltd.	132,599	553,674
Lottery Corp. Ltd.	128,267	431,021
Macquarie Group Ltd.	19,864	2,588,298
Medibank Pvt Ltd.	105,357	258,452
Mineral Resources Ltd.	11,249	521,270
Mirvac Group (REIT)	136,992	211,599
National Australia Bank Ltd.	172,454	3,897,740
Northern Star Resources Ltd.	65,100	622,096
Orica Ltd.	24,591	293,494
Origin Energy Ltd.	97,507	585,491
Pilbara Minerals Ltd.	157,791	395,918
Qantas Airways Ltd. (a)	48,695	173,330
QBE Insurance Group Ltd.	78,602	929,892
Ramsay Health Care Ltd.	11,010	405,985
REA Group Ltd.	2,790	337,628
Reece Ltd.	12,499	229,416
Rio Tinto Ltd.	20,772	1,653,311
Santos Ltd.	183,626	928,530
Scentre Group (REIT)	234,881	520,963
SEEK Ltd.	23,745	388,123
Seven Group Holdings Ltd.	9,045	240,732
Sonic Healthcare Ltd.	24,516	470,370
South32 Ltd.	192,946	379,293
Stockland (REIT)	137,064	434,853
Suncorp Group Ltd.	76,841	822,016
Telstra Group Ltd.	181,348	457,060
Transurban Group	175,157	1,524,407
Treasury Wine Estates Ltd.	45,513	371,418
Vicinity Ltd. (REIT)	123,617	171,814
Washington H Soul Pattinson & Co. Ltd.	14,627	320,765
Wesfarmers Ltd.	61,758	2,758,390
Westpac Banking Corp.	193,577	3,300,787
WiseTech Global Ltd.	8,635	529,373
Woodside Energy Group Ltd.	108,084	2,161,564
Woolworths Group Ltd.	67,773	1,466,737

		66,325,499

Austria—0.2%
Erste Group Bank AG	19,815	$883,285
Mondi PLC	26,440	466,327
OMV AG	8,951	424,535
Verbund AG	2,449	179,525
voestalpine AG	6,416	180,225

		2,133,897

Belgium—0.8%
Ageas SA	9,698	449,680
Anheuser-Busch InBev SA	47,843	2,913,319
D’ieteren Group	923	204,781
Elia Group SA	2,047	221,517
Groupe Bruxelles Lambert NV	4,860	367,944
KBC Group NV	14,353	1,079,581
Lotus Bakeries NV	24	231,984
Sofina SA	888	199,271
Syensqo SA (a)	3,561	337,504
UCB SA	7,036	868,694
Umicore SA	13,317	287,349
Warehouses De Pauw CVA	9,872	281,866

		7,443,490

Burkina Faso—0.0%
Endeavour Mining PLC	11,300	230,140

Chile—0.1%
Antofagasta PLC	20,259	523,441

China—0.3%
BOC Hong Kong Holdings Ltd.	213,465	572,038
Prosus NV	79,181	2,483,876
Wharf Holdings Ltd.	62,000	203,792

		3,259,706

Denmark—3.5%
AP Moller - Maersk AS - Class A (b)	129	165,029
AP Moller - Maersk AS - Class B	206	268,127
Carlsberg AS- Class B	5,697	781,394
Coloplast AS - Class B	6,724	910,977
Danske Bank AS	36,550	1,096,526
Demant AS (a)	5,807	289,813
DSV AS	9,686	1,575,508
Genmab AS (a)	3,730	1,117,171
Novo Nordisk AS - Class B	180,409	23,134,251
Novonesis (Novozymes) B - B Shares	19,918	1,170,243
Orsted AS (a)	10,898	614,236
Pandora AS	4,872	787,783
Rockwool AS - B Shares (a)	571	188,657
Tryg AS	19,542	402,705
Vestas Wind Systems AS (a)	57,984	1,612,426

		34,114,846

Finland—0.9%
Elisa Oyj	8,457	377,676
Fortum Oyj (b)	25,580	316,037
Kesko Oyj - B Shares	13,341	249,356
Kone Oyj - Class B	18,055	840,710

BHFTII-181

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Metso Oyj	38,200	$453,745
Neste Oyj	25,004	678,585
Nokia Oyj	304,070	1,076,988
Nordea Bank Abp	172,100	1,946,766
Orion Oyj - Class B	5,744	214,393
Sampo Oyj - A Shares	24,688	1,053,597
Stora Enso Oyj - R Shares	33,562	467,233
UPM-Kymmene Oyj	27,836	927,476
Wartsila Oyj Abp	27,280	414,845

		9,017,407

France—11.3%
Accor SA	11,190	522,914
Adevinta ASA (a)	16,794	176,499
Aeroports de Paris SA	1,975	270,881
Air Liquide SA	28,997	6,049,444
Airbus SE	32,774	6,051,807
Alstom SA	17,291	263,687
Amundi SA	2,443	167,792
Arkema SA	3,712	390,878
AXA SA	101,420	3,812,249
BioMerieux	1,839	202,811
BNP Paribas SA	57,092	4,067,468
Bollore SE	35,194	235,224
Bouygues SA	11,159	455,921
Bureau Veritas SA	14,987	457,297
Capgemini SE	8,840	2,040,613
Carrefour SA	28,117	481,695
Cie de Saint-Gobain SA	24,978	1,939,004
Cie Generale des Etablissements Michelin SCA	37,738	1,448,420
Covivio SA (REIT)	3,163	163,159
Credit Agricole SA	60,667	904,724
Danone SA	34,907	2,257,896
Dassault Aviation SA	1,217	268,130
Dassault Systemes SE	37,933	1,679,610
Edenred SE	15,079	804,745
Eiffage SA	4,534	514,612
Engie SA	97,231	1,635,686
EssilorLuxottica SA	16,105	3,656,412
Eurazeo SE	2,867	251,414
Gecina SA (REIT)	2,150	219,710
Getlink SE	18,615	317,175
Hermes International SCA	1,751	4,493,713
Ipsen SA	2,335	277,842
Kering SA	4,224	1,671,376
Klepierre SA (REIT)	12,682	328,648
L’Oreal SA	13,303	6,315,834
La Francaise des Jeux SAEM	6,363	259,630
Legrand SA	14,504	1,536,129
LVMH Moet Hennessy Louis Vuitton SE	15,265	13,820,950
Orange SA	105,927	1,245,719
Pernod Ricard SA	11,110	1,798,283
Publicis Groupe SA	12,214	1,332,488
Remy Cointreau SA	1,206	121,597
Renault SA	11,902	601,465
Rexel SA	12,469	336,851
Safran SA	18,896	4,283,375
Sanofi SA	62,930	6,181,108

France—(Continued)
Sartorius Stedim Biotech (a)	1,739	496,094
Schneider Electric SE	30,085	6,810,441
SEB SA	1,599	205,286
Societe Generale SA	38,418	1,034,718
Sodexo SA	5,109	438,520
Teleperformance SE	3,137	304,518
Thales SA	5,023	857,217
TotalEnergies SE	120,021	8,261,441
Unibail - Rodamco-Westfield (a)	5,832	469,001
Veolia Environnement SA	38,098	1,237,324
Vinci SA	27,680	3,549,250
Vivendi SE	31,863	347,917
Worldline SA (a)	12,492	154,824

		110,479,436

Germany—7.8%
adidas AG	8,718	1,949,438
Allianz SE	21,655	6,496,597
BASF SE	48,840	2,792,010
Bayer AG (b)	52,363	1,607,583
Bayerische Motoren Werke AG	18,182	2,100,097
Bechtle AG	3,446	182,290
Beiersdorf AG	5,659	824,801
Brenntag SE	6,768	570,726
Carl Zeiss Meditec AG	2,492	311,673
Commerzbank AG	61,497	845,418
Continental AG	5,627	406,587
Covestro AG (a)	10,220	559,695
Daimler Truck Holding AG	28,970	1,469,092
Delivery Hero SE (a)	11,033	315,931
Deutsche Bank AG	110,884	1,745,973
Deutsche Boerse AG	10,298	2,109,322
Deutsche Lufthansa AG (a)	35,564	279,667
Deutsche Post AG	54,799	2,362,350
Deutsche Telekom AG	179,183	4,354,342
E.ON SE	118,836	1,653,524
Evonik Industries AG	12,954	256,375
Fresenius Medical Care AG	11,169	430,007
Fresenius SE & Co. KGaA	21,156	571,175
GEA Group AG	9,989	422,783
Hannover Rueck SE	3,591	983,840
Heidelberg Materials AG	7,955	875,956
Henkel AG & Co. KGaA	5,102	367,851
Infineon Technologies AG	71,573	2,435,768
Knorr-Bremse AG	4,409	333,824
LEG Immobilien SE (a)	3,457	297,068
Mercedes-Benz Group AG	44,358	3,537,025
Merck KGaA	7,195	1,271,186
MTU Aero Engines AG	3,014	765,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,478	3,652,646
Nemetschek SE	3,293	326,202
Puma SE	5,186	235,328
Rational AG	216	186,357
Rheinmetall AG	2,403	1,351,908
RWE AG	35,506	1,206,275
SAP SE	57,728	11,251,227
Scout24 SE	3,900	294,267
Siemens AG	42,015	8,029,426

BHFTII-182

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Siemens Energy AG (a)	31,577	$579,947
Siemens Healthineers AG (a)	16,020	981,394
Symrise AG	7,141	855,755
Talanx AG	3,850	305,136
Volkswagen AG	1,994	304,947
Vonovia SE	42,326	1,253,101
Zalando SE (a)	11,098	317,511

		76,616,995

Hong Kong—1.5%
AIA Group Ltd.	629,800	4,226,824
CK Asset Holdings Ltd.	104,440	430,270
CK Infrastructure Holdings Ltd.	49,500	289,696
CLP Holdings Ltd.	94,377	752,480
Futu Holdings Ltd. (ADR) (a)(b)	3,200	173,280
Galaxy Entertainment Group Ltd.	121,000	608,280
Hang Seng Bank Ltd.	46,300	507,424
Henderson Land Development Co. Ltd.	83,311	237,820
HKT Trust & HKT Ltd.	217,980	254,304
Hong Kong & China Gas Co. Ltd.	645,531	489,674
Hong Kong Exchanges & Clearing Ltd.	68,900	2,009,672
Hongkong Land Holdings Ltd.	63,800	195,907
Jardine Matheson Holdings Ltd.	10,400	387,805
Link REIT (REIT)	134,649	580,015
MTR Corp. Ltd.	82,000	270,331
Power Assets Holdings Ltd.	72,049	421,666
Sino Land Co. Ltd. (b)	211,600	219,976
Sun Hung Kai Properties Ltd.	86,750	835,965
Swire Pacific Ltd.—Class A	21,817	179,661
Swire Properties Ltd.	67,200	141,375
Techtronic Industries Co. Ltd.	78,000	1,057,556
WH Group Ltd.	272,000	179,515
Wharf Real Estate Investment Co. Ltd.	91,976	299,610

		14,749,106

Ireland—0.9%
AerCap Holdings NV (a)	11,400	990,774
AIB Group PLC	89,600	454,920
Bank of Ireland Group PLC	57,600	588,432
CRH PLC	38,355	3,311,832
James Hardie Industries PLC (a)	24,825	997,987
Kerry Group PLC - Class A	8,369	719,035
Kingspan Group PLC	8,205	747,727
Smurfit Kappa Group PLC	15,811	722,030

		8,532,737

Israel—0.7%
Azrieli Group Ltd.	2,906	210,352
Bank Hapoalim BM	73,211	688,454
Bank Leumi Le-Israel BM	82,474	687,536
Check Point Software Technologies Ltd. (a)	4,800	787,249
CyberArk Software Ltd. (a)	2,100	557,823
Elbit Systems Ltd.	1,528	320,409
Global-e Online Ltd. (a) (b)	5,200	189,020
ICL Group Ltd.	44,582	236,814
Israel Discount Bank Ltd. - Class A	71,026	368,669

Israel—(Continued)
Mizrahi Tefahot Bank Ltd.	9,874	371,502
Nice Ltd. (a)	3,347	875,205
Teva Pharmaceutical Industries Ltd. (ADR) (a)	63,253	892,500
Wix.com Ltd. (a)	2,700	371,196

		6,556,729

Italy—2.3%
Amplifon SpA	5,342	195,004
Assicurazioni Generali SpA	55,562	1,408,402
Banco BPM SpA	70,000	466,301
Davide Campari-Milano NV	34,034	342,352
DiaSorin SpA	1,237	119,455
Enel SpA	447,155	2,955,033
Eni SpA	121,311	1,925,440
Ferrari NV	6,934	3,025,574
FinecoBank Banca Fineco SpA	35,112	526,357
Infrastrutture Wireless Italiane SpA	24,381	277,285
Intesa Sanpaolo SpA	808,582	2,936,802
Leonardo SpA	23,400	588,482
Mediobanca Banca di Credito Finanziario SpA	33,261	496,081
Moncler SpA	11,647	869,903
Nexi SpA (a)	32,431	205,873
Poste Italiane SpA	29,264	366,777
Prysmian SpA	14,291	747,146
Recordati Industria Chimica e Farmaceutica SpA	5,644	312,252
Snam SpA	112,553	531,829
Telecom Italia SpA (a)(b)	161,619	39,166
Terna - Rete Elettrica Nazionale	75,176	624,097
UniCredit SpA	85,201	3,236,701

		22,196,312

Japan—22.6%
Advantest Corp.	42,800	1,913,138
Aeon Co. Ltd.	37,100	879,649
AGC, Inc.	9,500	344,561
Aisin Corp. (b)	8,500	346,912
Ajinomoto Co., Inc. (b)	25,100	937,163
ANA Holdings, Inc. (b)	8,400	175,429
Asahi Group Holdings Ltd.	26,000	954,774
Asahi Intecc Co. Ltd.	14,200	249,011
Asahi Kasei Corp.	72,600	531,875
Astellas Pharma, Inc.	102,800	1,105,019
Azbil Corp. (b)	7,000	193,792
Bandai Namco Holdings, Inc.	34,200	633,306
Bridgestone Corp.	30,200	1,339,987
Brother Industries Ltd. (b)	16,400	304,830
Canon, Inc. (b)	57,400	1,709,073
Capcom Co. Ltd.	22,200	416,297
Central Japan Railway Co.	42,700	1,060,321
Chiba Bank Ltd. (b)	33,200	276,439
Chubu Electric Power Co., Inc.	40,300	525,768
Chugai Pharmaceutical Co. Ltd.	38,100	1,456,565
Concordia Financial Group Ltd. (b)	60,900	306,199
Dai Nippon Printing Co. Ltd. (b)	13,000	398,552
Dai-ichi Life Holdings, Inc.	53,100	1,355,237
Daifuku Co. Ltd.	18,500	443,869
Daiichi Sankyo Co. Ltd.	102,300	3,252,217
Daikin Industries Ltd.	14,200	1,942,866

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daito Trust Construction Co. Ltd.	3,000	$342,081
Daiwa House Industry Co. Ltd.	32,600	969,881
Daiwa Securities Group, Inc. (b)	73,700	561,003
Denso Corp.	104,600	2,001,892
Dentsu Group, Inc.	10,300	285,402
Disco Corp.	5,000	1,837,443
East Japan Railway Co.	53,100	1,018,315
Eisai Co. Ltd.	14,700	605,708
ENEOS Holdings, Inc.	153,600	739,599
FANUC Corp.	55,100	1,541,444
Fast Retailing Co. Ltd.	9,600	2,975,667
Fuji Electric Co. Ltd.	6,500	435,922
FUJIFILM Holdings Corp.	61,800	1,388,633
Fujitsu Ltd.	97,000	1,553,573
GLP J-REIT	268	224,966
Hamamatsu Photonics KK	7,000	246,799
Hankyu Hanshin Holdings, Inc.	13,900	398,353
Hikari Tsushin, Inc.	1,500	281,905
Hirose Electric Co. Ltd.	1,515	155,644
Hitachi Construction Machinery Co. Ltd. (b)	4,800	144,968
Hitachi Ltd.	50,600	4,622,859
Honda Motor Co. Ltd.	254,400	3,147,131
Hoshizaki Corp.	4,700	171,461
Hoya Corp.	19,100	2,391,528
Hulic Co. Ltd. (b)	25,800	264,940
Ibiden Co. Ltd. (b)	5,600	251,408
Idemitsu Kosan Co. Ltd.	44,340	303,936
Inpex Corp.	53,100	809,297
Isuzu Motors Ltd.	29,000	391,931
ITOCHU Corp.	65,300	2,800,834
Japan Airlines Co. Ltd.	8,400	159,401
Japan Exchange Group, Inc.	26,100	707,007
Japan Metropolitan Fund Invest (REIT)	307	191,437
Japan Post Bank Co. Ltd.	82,600	889,064
Japan Post Holdings Co. Ltd.	108,500	1,092,428
Japan Post Insurance Co. Ltd.	8,200	156,670
Japan Real Estate Investment Corp.(REIT) (b)	85	303,124
Japan Tobacco, Inc.	66,700	1,778,486
JFE Holdings, Inc.	30,400	502,931
JSR Corp. (a)	9,800	280,432
Kajima Corp.	27,100	555,852
Kansai Electric Power Co., Inc.	40,700	580,037
Kao Corp.	25,400	950,576
Kawasaki Kisen Kaisha Ltd. (b)	24,000	322,318
KDDI Corp.	81,700	2,416,261
KDX Realty Investment Corp. (REIT)	238	253,406
Keisei Electric Railway Co. Ltd. (b)	6,600	268,074
Keyence Corp.	10,800	5,023,154
Kikkoman Corp.	40,000	513,401
Kintetsu Group Holdings Co. Ltd. (b)	11,012	320,797
Kirin Holdings Co. Ltd.	42,600	592,060
Kobe Bussan Co. Ltd.	9,200	225,399
Koito Manufacturing Co. Ltd.	7,400	99,676
Komatsu Ltd.	50,800	1,504,654
Konami Group Corp.	6,200	422,166
Kubota Corp.	58,600	933,337
Kyocera Corp.	68,200	911,132
Kyowa Kirin Co. Ltd.	15,200	273,337
Lasertec Corp.	4,400	1,248,124

Japan—(Continued)
LY Corp.	108,300	273,702
M3, Inc.	23,200	334,408
Makita Corp.	11,200	317,813
Marubeni Corp.	78,800	1,365,112
MatsukiyoCocokara & Co.	21,000	337,372
Mazda Motor Corp. (b)	32,900	384,856
McDonald’s Holdings Co. Japan Ltd.	5,400	242,953
MEIJI Holdings Co. Ltd.	14,600	318,613
Minebea Mitsumi, Inc. (b)	18,900	370,571
MISUMI Group, Inc.	19,300	269,267
Mitsubishi Chemical Group Corp.	74,100	451,463
Mitsubishi Corp.	190,800	4,407,685
Mitsubishi Electric Corp.	106,800	1,790,544
Mitsubishi Estate Co. Ltd.	65,200	1,186,312
Mitsubishi HC Capital, Inc.	34,800	242,578
Mitsubishi Heavy Industries Ltd.	173,000	1,569,652
Mitsubishi UFJ Financial Group, Inc.	613,988	6,247,090
Mitsui & Co. Ltd.	71,617	3,346,911
Mitsui Chemicals, Inc.	8,300	243,440
Mitsui Fudosan Co. Ltd.	145,800	1,571,330
Mitsui OSK Lines Ltd. (b)	17,900	545,491
Mizuho Financial Group, Inc.	131,650	2,605,444
MonotaRO Co. Ltd.	14,600	175,348
MS&AD Insurance Group Holdings, Inc.	73,200	1,295,503
Murata Manufacturing Co. Ltd.	92,700	1,744,773
NEC Corp.	13,000	946,112
Nexon Co. Ltd.	17,300	287,409
NIDEC Corp.	24,400	1,007,421
Nintendo Co. Ltd.	57,400	3,142,393
Nippon Building Fund, Inc	102	408,413
Nippon Express Holdings, Inc.	4,900	250,096
Nippon Paint Holdings Co. Ltd.	54,000	388,493
Nippon Prologis REIT, Inc. (REIT)	143	254,890
Nippon Sanso Holdings Corp.	9,600	301,443
Nippon Steel Corp. (b)	47,300	1,137,541
Nippon Telegraph & Telephone Corp.	1,610,300	1,917,558
Nippon Yusen KK (b)	23,600	647,149
Nissan Chemical Corp.	8,600	325,955
Nissan Motor Co. Ltd. (b)	133,300	528,759
Nissin Foods Holdings Co. Ltd.	11,400	314,377
Nitori Holdings Co. Ltd.	4,800	723,728
Nitto Denko Corp.	7,500	685,554
Nomura Holdings, Inc.	167,100	1,069,260
Nomura Real Estate Holdings, Inc.	4,100	115,956
Nomura Real Estate Master Fund, Inc. (REIT)	169	167,155
Nomura Research Institute Ltd.	20,500	578,758
NTT Data Group Corp.	34,480	548,096
Obayashi Corp.	40,200	477,619
Obic Co. Ltd.	4,200	633,135
Odakyu Electric Railway Co. Ltd. (b)	18,200	250,801
Olympus Corp.	65,000	935,338
Omron Corp.	10,100	362,097
Ono Pharmaceutical Co. Ltd.	23,800	390,165
Oracle Corp. Japan	1,400	105,243
Oriental Land Co. Ltd. (b)	59,000	1,890,361
ORIX Corp.	64,400	1,408,386
Osaka Gas Co. Ltd.	21,700	488,847
Otsuka Corp.	14,800	314,018
Otsuka Holdings Co. Ltd.	22,500	933,344

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Pan Pacific International Holdings Corp.	19,800	$526,520
Panasonic Holdings Corp.	127,400	1,215,753
Rakuten Group, Inc. (a)	86,600	491,529
Recruit Holdings Co. Ltd.	79,600	3,507,355
Renesas Electronics Corp.	83,800	1,500,229
Resona Holdings, Inc.	122,900	759,472
Ricoh Co. Ltd. (b)	31,500	280,557
Rohm Co. Ltd. (b)	20,000	319,187
SBI Holdings, Inc.	11,711	307,004
SCREEN Holdings Co. Ltd. (b)	4,000	520,496
SCSK Corp.	11,700	216,995
Secom Co. Ltd.	11,900	863,065
Seiko Epson Corp. (b)	16,800	293,522
Sekisui Chemical Co. Ltd.	22,300	326,165
Sekisui House Ltd.	31,800	723,493
Seven & i Holdings Co. Ltd.	129,900	1,891,231
SG Holdings Co. Ltd.	19,500	246,962
Shimadzu Corp.	15,600	435,168
Shimano, Inc.	4,000	597,433
Shimizu Corp. (b)	34,200	220,969
Shin-Etsu Chemical Co. Ltd.	99,600	4,371,052
Shionogi & Co. Ltd.	12,900	660,724
Shiseido Co. Ltd.	22,700	620,679
Shizuoka Financial Group, Inc.	25,000	237,760
SMC Corp.	3,100	1,749,618
SoftBank Corp.	155,100	1,992,347
SoftBank Group Corp.	56,900	3,401,136
Sompo Holdings, Inc.	52,197	1,094,451
Sony Group Corp.	69,700	5,974,849
Square Enix Holdings Co. Ltd.	3,700	142,408
Subaru Corp.	31,900	726,213
SUMCO Corp.	22,600	357,778
Sumitomo Corp.	58,000	1,396,770
Sumitomo Electric Industries Ltd.	41,334	640,226
Sumitomo Metal Mining Co. Ltd.	12,800	379,723
Sumitomo Mitsui Financial Group, Inc.	70,000	4,093,178
Sumitomo Mitsui Trust Holdings, Inc.	38,852	837,885
Sumitomo Realty & Development Co. Ltd.	14,700	547,525
Suntory Beverage & Food Ltd.	8,500	287,396
Suzuki Motor Corp.	86,800	990,378
Sysmex Corp.	26,700	476,515
T&D Holdings, Inc.	25,900	450,639
Taisei Corp.	10,300	375,007
Takeda Pharmaceutical Co. Ltd.	86,548	2,405,929
TDK Corp.	22,400	1,100,658
Terumo Corp.	74,800	1,371,355
TIS, Inc.	11,200	239,802
Tobu Railway Co. Ltd.	12,400	309,894
Toho Co. Ltd.	5,200	172,864
Tokio Marine Holdings, Inc.	98,600	3,097,617
Tokyo Electric Power Co. Holdings, Inc. (a)	87,700	533,367
Tokyo Electron Ltd.	26,100	6,846,293
Tokyo Gas Co. Ltd. (b)	20,400	464,768
Tokyu Corp.	22,300	271,208
TOPPAN Holdings, Inc.	11,900	298,272
Toray Industries, Inc.	80,200	385,358
TOTO Ltd.	6,200	173,981
Toyota Industries Corp.	7,900	826,015
Toyota Motor Corp.	586,300	14,740,714

Japan—(Continued)
Toyota Tsusho Corp.	11,400	782,809
Trend Micro, Inc.	6,400	325,599
Unicharm Corp.	22,500	716,209
USS Co. Ltd.	26,400	218,263
West Japan Railway Co.	23,200	483,459
Yakult Honsha Co. Ltd. (b)	14,200	290,107
Yamaha Corp. (b)	9,100	196,111
Yamaha Motor Co. Ltd.	42,000	386,911
Yamato Holdings Co. Ltd.	18,300	263,540
Yaskawa Electric Corp.	14,600	621,188
Yokogawa Electric Corp.	10,200	235,132
Zensho Holdings Co. Ltd.	5,000	208,249
ZOZO, Inc. (b)	8,400	208,508

		220,187,756

Jordan—0.0%
Hikma Pharmaceuticals PLC	11,270	272,865

Luxembourg—0.2%
ArcelorMittal SA	27,879	766,724
Eurofins Scientific SE	6,508	414,889
Tenaris SA	27,400	541,977

		1,723,590

Macau—0.0%
Sands China Ltd. (a)	139,600	393,723

Netherlands—6.2%
ABN AMRO Bank NV	25,269	433,954
Adyen NV (a)	1,165	1,975,519
Aegon Ltd.	87,263	532,273
Akzo Nobel NV	8,601	642,202
Argenx SE (a)	3,256	1,286,535
ASM International NV	2,503	1,526,467
ASML Holding NV	22,287	21,420,176
ASR Nederland NV	9,212	451,471
BE Semiconductor Industries NV	4,443	679,087
Euronext NV	4,309	410,277
EXOR NV	4,754	528,907
Ferrovial SE	28,340	1,122,803
Heineken Holding NV	7,134	576,147
Heineken NV	16,597	1,600,919
IMCD NV	2,999	529,102
ING Groep NV - Series N	183,721	3,028,945
JDE Peet’s NV	7,639	160,547
Koninklijke Ahold Delhaize NV	51,334	1,536,514
Koninklijke KPN NV	185,449	694,237
Koninklijke Philips NV	45,006	903,462
NN Group NV	14,169	656,102
OCI NV	6,992	191,564
Randstad NV	5,702	301,043
Shell PLC	359,483	11,937,519
Stellantis NV (Milan-Traded Shares)	122,487	3,485,073
Universal Music Group NV	47,580	1,432,196
Wolters Kluwer NV	13,905	2,179,964

		60,223,005

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—0.2%
Auckland International Airport Ltd.	75,578	$377,084
Fisher & Paykel Healthcare Corp. Ltd. - Class C	32,283	495,327
Mercury NZ Ltd.	47,715	197,757
Meridian Energy Ltd.	44,857	158,593
Spark New Zealand Ltd.	106,324	303,048
Xero Ltd. (a)	8,809	766,351

		2,298,160

Norway—0.5%
Aker BP ASA	16,292	407,459
DNB Bank ASA	53,584	1,064,478
Equinor ASA	46,788	1,256,301
Gjensidige Forsikring ASA	14,357	208,543
Kongsberg Gruppen ASA	4,863	336,563
Mowi ASA	23,708	436,046
Norsk Hydro ASA	75,203	415,003
Orkla ASA	43,283	305,595
Salmar ASA	4,072	269,385
Telenor ASA	36,259	403,562
Yara International ASA	6,927	219,640

		5,322,575

Portugal—0.1%
EDP - Energias de Portugal SA	180,838	706,233
Galp Energia SGPS SA	24,223	401,390
Jeronimo Martins SGPS SA	12,961	257,438

		1,365,061

Singapore—1.3%
CapitaLand Ascendas (REIT)	204,444	420,392
CapitaLand Integrated Commercial Trust (REIT)	306,642	450,904
CapitaLand Investment Ltd.	150,800	300,059
DBS Group Holdings Ltd.	98,867	2,645,688
Genting Singapore Ltd.	348,500	228,172
Grab Holdings Ltd. - Class A (a)	113,500	356,390
Keppel Ltd.	86,000	468,241
Mapletree Logistics Trust	198,449	214,761
Mapletree Pan Asia Commercial Trust	135,400	128,678
Oversea-Chinese Banking Corp. Ltd.	194,464	1,946,287
Sea Ltd. (ADR) (a)(b)	20,900	1,122,539
Seatrium Ltd. (a)	649,312	38,037
Sembcorp Industries Ltd.	52,000	208,126
Singapore Airlines Ltd.	87,540	415,608
Singapore Exchange Ltd.	54,400	371,721
Singapore Technologies Engineering Ltd.	106,000	316,068
Singapore Telecommunications Ltd.	475,820	892,155
United Overseas Bank Ltd.	68,792	1,495,838
Wilmar International Ltd.	97,400	247,207

		12,266,871

South Africa—0.2%
Anglo American PLC	72,055	1,782,052

Spain—2.5%
Acciona SA	1,638	199,667
ACS Actividades de Construccion y Servicios SA	12,979	543,654
Aena SME SA	4,224	832,395

Spain—(Continued)
Amadeus IT Group SA	25,117	1,612,523
Banco Bilbao Vizcaya Argentaria SA	322,739	3,848,897
Banco Santander SA	884,398	4,325,969
CaixaBank SA (b)	200,287	972,008
Cellnex Telecom SA (a)	25,386	898,581
EDP Renovaveis SA	17,703	240,397
Enagas SA	15,136	225,174
Endesa SA	16,585	307,756
Grifols SA (a)	21,632	194,602
Iberdrola SA	336,194	4,178,572
Industria de Diseno Textil SA	59,390	2,993,880
Redeia Corp. SA	21,616	369,434
Repsol SA	70,468	1,177,413
Telefonica SA	261,577	1,156,954

		24,077,876

Sweden—2.9%
Alfa Laval AB	15,516	610,550
Assa Abloy AB - Class B	53,770	1,544,025
Atlas Copco AB - A Shares	146,878	2,481,257
Atlas Copco AB - B Shares	83,575	1,235,055
Beijer Ref AB (b)	20,500	304,264
Boliden AB	16,516	458,053
Epiroc AB - A Shares	36,338	685,902
Epiroc AB - B Shares	24,398	413,622
EQT AB	22,013	696,104
Essity AB - Class B (b)	34,188	812,770
Evolution AB	9,652	1,199,743
Fastighets AB Balder - B Shares (a)	37,572	275,873
Getinge AB - B Shares	15,453	311,039
H & M Hennes & Mauritz AB - B Shares (b)	36,983	605,053
Hexagon AB - B Shares	114,943	1,362,038
Holmen AB - B Shares (a)	3,296	134,236
Husqvarna AB - B Shares	9,770	83,697
Industrivarden AB - A Shares	7,045	242,616
Industrivarden AB - C Shares (b)	8,319	286,047
Indutrade AB (a)	15,106	411,944
Investment AB Latour - B Shares	10,798	283,970
Investor AB - B Shares	93,825	2,354,419
L E Lundbergforetagen AB - B Shares	4,755	257,790
Lifco AB - B Shares	11,000	287,166
Nibe Industrier AB - B Shares (b)	88,393	434,384
Saab AB - Class B	4,900	436,205
Sagax AB - Class B	10,880	286,839
Sandvik AB	59,255	1,316,157
Securitas AB - B Shares (b)	28,342	292,230
Skandinaviska Enskilda Banken AB - Class A	91,449	1,238,211
Skanska AB - B Shares	16,847	299,694
SKF AB - B Shares (b)	18,258	372,550
Svenska Cellulosa AB SCA - Class B (b)	31,044	477,070
Svenska Handelsbanken AB - A Shares	85,696	867,575
Swedbank AB - A Shares (b)	49,129	975,850
Swedish Orphan Biovitrum AB (a)	12,810	319,855
Tele2 AB - B Shares	34,110	280,405
Telefonaktiebolaget LM Ericsson - B Shares (b)	145,493	801,704
Telia Co. AB	87,045	223,301
Volvo AB - A Shares	11,531	317,871

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Volvo AB - B Shares (b)	84,632	$2,294,531
Volvo Car AB - Class B (a)	41,179	155,912

		28,727,577

Switzerland—9.4%
ABB Ltd.	88,436	4,109,793
Adecco Group AG	9,221	365,012
Alcon, Inc.	27,107	2,247,040
Avolta AG (a)	5,990	249,546
Bachem Holding AG	2,095	200,883
Baloise Holding AG	2,719	426,487
Banque Cantonale Vaudoise	1,980	230,458
Barry Callebaut AG	187	271,769
BKW AG	1,390	213,556
Chocoladefabriken Lindt & Spruengli AG	6	724,589
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	50	598,914
Cie Financiere Richemont SA - Class A	29,972	4,590,797
Clariant AG (a)	13,958	188,865
Coca-Cola HBC AG	13,800	436,456
DSM-Firmenich AG	10,717	1,219,074
EMS-Chemie Holding AG	423	324,826
Geberit AG	1,837	1,086,816
Givaudan SA	502	2,245,820
Glencore PLC	591,248	3,255,556
Helvetia Holding AG	2,260	311,873
Julius Baer Group Ltd.	11,250	650,238
Kuehne & Nagel International AG	2,854	795,262
Logitech International SA	9,636	863,396
Lonza Group AG	4,034	2,418,403
Nestle SA	147,606	15,692,878
Novartis AG	113,315	10,987,928
Partners Group Holding AG	1,269	1,815,667
Roche Holding AG	38,840	9,927,612
Roche Holding AG (Bearer Shares)	1,770	477,034
Sandoz Group AG (a)	23,538	710,923
Schindler Holding AG	1,428	348,756
Schindler Holding AG (Participation Certificate)	2,283	575,544
SGS SA (a)	8,665	841,604
SIG Group AG	15,590	346,085
Sika AG	8,255	2,461,114
Sonova Holding AG	2,693	780,443
STMicroelectronics NV	39,053	1,682,877
Straumann Holding AG	5,762	920,939
Swatch Group AG	4,016	500,304
Swiss Life Holding AG	1,671	1,172,659
Swiss Prime Site AG	4,615	435,724
Swiss Re AG	16,248	2,091,475
Swisscom AG (a)	1,510	924,322
Temenos AG	2,932	210,257
UBS Group AG	181,825	5,595,309
VAT Group AG	1,513	783,525
Zurich Insurance Group AG	8,091	4,368,081

		91,676,489

United Arab Emirates—0.0%
NMC Health PLC (a) (c) (d)	7,569	0

United Kingdom—11.3%
3i Group PLC	55,885	1,981,392
abrdn PLC	100,841	180,060
Admiral Group PLC	14,845	531,777
Ashtead Group PLC	24,048	1,710,848
Associated British Foods PLC	18,881	596,526
AstraZeneca PLC	85,698	11,548,529
Auto Trader Group PLC	45,593	402,968
Aviva PLC	164,006	1,030,147
BAE Systems PLC	167,165	2,849,806
Barclays PLC	827,548	1,924,696
Barratt Developments PLC	47,746	287,393
Berkeley Group Holdings PLC	5,026	302,500
BP PLC	946,288	5,951,027
British American Tobacco PLC	111,272	3,385,052
BT Group PLC	250,227	346,550
Bunzl PLC	20,033	772,115
Burberry Group PLC	23,361	358,705
Centrica PLC	240,331	387,360
CK Hutchison Holdings Ltd.	153,940	744,268
Coca-Cola Europacific Partners PLC	11,100	776,445
Compass Group PLC	95,527	2,802,057
Croda International PLC	6,802	422,245
DCC PLC	4,751	346,145
Diageo PLC	123,581	4,567,901
Entain PLC	39,400	396,393
Experian PLC	49,825	2,177,058
Flutter Entertainment PLC (a)	9,898	1,977,990
Haleon PLC	319,304	1,341,200
Halma PLC	22,415	670,356
Hargreaves Lansdown PLC	13,683	127,391
HSBC Holdings PLC	1,059,086	8,285,557
Imperial Brands PLC	47,022	1,052,235
Informa PLC	77,518	813,426
InterContinental Hotels Group PLC	9,760	1,016,145
Intertek Group PLC	9,159	577,629
J Sainsbury PLC	94,695	323,897
JD Sports Fashion PLC	61,085	103,658
Kingfisher PLC	103,242	325,018
Land Securities Group PLC (REIT)	40,597	337,215
Legal & General Group PLC	322,853	1,036,648
Lloyds Banking Group PLC	3,499,629	2,292,841
London Stock Exchange Group PLC	23,414	2,806,944
M&G PLC	129,250	360,471
Melrose Industries PLC	77,883	661,573
National Grid PLC	211,145	2,843,108
NatWest Group PLC	291,822	978,145
Next PLC	6,871	802,938
Ocado Group PLC (a)	33,748	194,628
Pearson PLC	32,125	422,665
Persimmon PLC	15,059	250,078
Phoenix Group Holdings PLC	43,268	302,231
Prudential PLC	158,081	1,488,289
Reckitt Benckiser Group PLC	39,394	2,243,038
RELX PLC	103,190	4,462,628
Rentokil Initial PLC	138,734	828,644
Rio Tinto PLC	62,259	3,954,126
Rolls-Royce Holdings PLC (a)	456,935	2,459,456

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United Kingdom—(Continued)
Sage Group PLC	54,269	$867,454
Schroders PLC	46,288	220,711
Segro PLC (REIT)	66,139	754,047
Severn Trent PLC	15,346	479,290
Smith & Nephew PLC	49,971	632,455
Smiths Group PLC	19,606	407,115
Spirax-Sarco Engineering PLC	4,349	553,303
SSE PLC	58,208	1,214,752
St. James’s Place PLC	30,110	177,326
Standard Chartered PLC	136,689	1,159,357
Taylor Wimpey PLC	131,845	228,704
Tesco PLC	376,799	1,411,249
Unilever PLC	138,230	6,947,429
United Utilities Group PLC	38,342	498,983
Vodafone Group PLC	1,113,234	986,520
Whitbread PLC	10,880	456,136
Wise PLC - Class A (a)	37,366	438,907
WPP PLC	66,140	626,475

		110,180,344

United States—0.9%
GSK PLC	227,494	4,890,137
Holcim AG	28,130	2,563,341
Monday.com Ltd. (a)	1,601	361,618
Qiagen NV (a)	12,069	516,653
		8,331,749

Total Common Stocks (Cost $624,262,224)		931,009,434

Mutual Funds—2.0%

United States—2.0%
iShares MSCI EAFE ETF (b)(e) (Cost $19,097,151)	247,000	19,725,420

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke AG	3,581	384,383
Dr Ing hc F Porsche AG (b)	6,443	642,043
Henkel AG & Co. KGaA	9,444	759,798
Porsche Automobil Holding SE	9,628	510,900
Sartorius AG (a)	1,542	613,919
Volkswagen AG	11,612	1,541,676

Total Preferred Stocks (Cost $4,174,427)		4,452,719

Short-Term Investment—1.5%

U.S. Treasury—1.5%
U.S. Treasury Bill 2.661%, 04/02/24 (f)	14,550,000	14,547,890

Total Short-Term Investments (Cost $14,547,878)		14,547,890

Securities Lending Reinvestments (g)—1.4%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.2%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $900,409; collateralized by various Common Stock with an aggregate market value of $1,002,440.	900,000	900,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $100,045; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $102,334.	100,000	100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $1,170,643; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $1,193,529.	1,170,126	1,170,126
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $250,113; collateralized by various Common Stock with an aggregate market value of $278,644.	250,000	250,000

		2,420,126

Mutual Funds—1.2%
AB Government Money Market , Institutional Class 5.210% (h)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (h)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (h)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (h)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (h)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (h)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (h)	1,000,000	1,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $14,420,126)		14,420,126

Total Investments—100.8% (Cost $676,501,806)		984,155,589
Other assets and liabilities (net)—(0.8)%		(7,820,636)

Net Assets—100.0%		$976,334,953

(a)	Non-income producing security.

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $41,320,756 and the collateral received consisted of cash in the amount of $14,420,126 and non-cash collateral with a value of $29,118,480. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $3,993,000.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Banks	9.8
Pharmaceuticals	8.7
Insurance	5.0
Semiconductors & Semiconductor Equipment	4.3
Oil, Gas & Consumable Fuels	3.9
Automobiles	3.8
Textiles, Apparel & Luxury Goods	3.0
Chemicals	3.0
Machinery	2.9
Metals & Mining	2.8

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/21/24	125	USD	14,731,875	$(1,510)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31,2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$66,325,499	$—	$66,325,499
Austria	—	2,133,897	—	2,133,897
Belgium	—	7,443,490	—	7,443,490
Burkina Faso	—	230,140	—	230,140
Chile	—	523,441	—	523,441
China	—	3,259,706	—	3,259,706
Denmark	—	34,114,846	—	34,114,846
Finland	—	9,017,407	—	9,017,407
France	—	110,479,436	—	110,479,436
Germany	—	76,616,995	—	76,616,995
Hong Kong	173,280	14,575,826	—	14,749,106
Ireland	990,774	7,541,963	—	8,532,737
Israel	2,797,787	3,758,942	—	6,556,729
Italy	—	22,196,312	—	22,196,312
Japan	—	220,187,756	—	220,187,756
Jordan	—	272,865	—	272,865
Luxembourg	—	1,723,590	—	1,723,590
Macau	—	393,723	—	393,723
Netherlands	—	60,223,005	—	60,223,005
New Zealand	—	2,298,160	—	2,298,160
Norway	—	5,322,575	—	5,322,575
Portugal	—	1,365,061	—	1,365,061
Singapore	1,478,929	10,787,942	—	12,266,871
South Africa	—	1,782,052	—	1,782,052
Spain	—	24,077,876	—	24,077,876
Sweden	—	28,727,577	—	28,727,577
Switzerland	—	91,676,489	—	91,676,489
United Arab Emirates	—	—	0	0
United Kingdom	776,445	109,403,899	—	110,180,344
United States	361,618	7,970,131	—	8,331,749
Total Common Stocks	6,578,833	924,430,601	0	931,009,434
Total Mutual Funds*	19,725,420	—	—	19,725,420
Total Preferred Stocks*	—	4,452,719	—	4,452,719
Total Short-Term Investment*	—	14,547,890	—	14,547,890
Securities Lending Reinvestments
Repurchase Agreements	—	2,420,126	—	2,420,126
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	2,420,126	—	14,420,126
Total Investments	$38,304,253	$945,851,336	$0	$984,155,589

Collateral for Securities Loaned (Liability)	$—	$(14,420,126)	$—	$(14,420,126)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,510)	$—	$—	$(1,510)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-190

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
AAR Corp. (a)	10,986	$657,732
AeroVironment, Inc. (a)	8,686	1,331,390
AerSale Corp. (a) (b)	11,637	83,554
Archer Aviation, Inc. - Class A (a) (b)	43,828	202,485
Astronics Corp. (a)	9,068	172,655
Cadre Holdings, Inc. (b)	6,188	224,006
Ducommun, Inc. (a) (b)	4,381	224,745
Kaman Corp.	8,733	400,583
Kratos Defense & Security Solutions, Inc. (a)	45,510	836,474
Leonardo DRS, Inc. (a)	23,233	513,217
Moog, Inc. - Class A	9,208	1,470,057
National Presto Industries, Inc.	1,752	146,818
Park Aerospace Corp. (b)	6,034	100,345
Rocket Lab USA, Inc. (a) (b)	84,284	346,407
Triumph Group, Inc. (a) (b)	19,839	298,378
V2X, Inc. (a)	3,920	183,103
Virgin Galactic Holdings, Inc. (a) (b)	115,366	170,742

		7,362,691

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc. (a)	15,143	208,368
Forward Air Corp.	8,582	266,986
Hub Group, Inc. - Class A	20,568	888,949
Radiant Logistics, Inc. (a) (b)	11,715	63,495

		1,427,798

Automobile Components—1.2%
Adient PLC (a)	29,232	962,317
American Axle & Manufacturing Holdings, Inc. (a)	37,246	274,131
Cooper-Standard Holdings, Inc. (a) (b)	5,724	94,789
Dana, Inc. (b)	39,984	507,797
Dorman Products, Inc. (a)	8,529	822,110
Fox Factory Holding Corp. (a) (b)	14,199	739,342
Gentherm, Inc. (a) (b)	10,812	622,555
Goodyear Tire & Rubber Co. (a)	89,327	1,226,460
Holley, Inc. (a)	10,257	45,746
LCI Industries (b)	7,888	970,697
Luminar Technologies, Inc. (a) (b)	91,895	181,033
Modine Manufacturing Co. (a) (b)	16,801	1,599,287
Patrick Industries, Inc. (b)	6,906	825,060
Solid Power, Inc. (a) (b)	54,086	109,795
Standard Motor Products, Inc.	6,921	232,200
Stoneridge, Inc. (a)	9,252	170,607
Visteon Corp. (a) (b)	8,756	1,029,793
XPEL, Inc. (a) (b)	7,590	410,012

		10,823,731

Automobiles—0.1%
Mullen Automotive, Inc. (a)	1	5
Winnebago Industries, Inc. (b)	9,506	703,444

		703,449

Banks—8.2%
1st Source Corp.	5,221	273,685
ACNB Corp. (b)	2,906	109,266

Banks —(Continued)
Amalgamated Financial Corp.	5,989	143,736
Amerant Bancorp, Inc.	9,340	217,529
American National Bankshares, Inc. (b)	3,251	155,268
Ameris Bancorp (b)	21,435	1,037,025
Ames National Corp. (b)	2,972	59,975
Arrow Financial Corp. (b)	5,053	126,426
Associated Banc-Corp.	48,742	1,048,440
Atlantic Union Bankshares Corp. (b)	24,751	873,958
Axos Financial, Inc. (a) (b)	17,874	965,911
Banc of California, Inc. (b)	44,234	672,799
BancFirst Corp. (b)	6,957	612,425
Bancorp, Inc. (a)	17,068	571,095
Bank First Corp.	3,147	272,750
Bank of Hawaii Corp. (b)	12,557	783,431
Bank of Marin Bancorp (b)	5,192	87,070
Bank of NT Butterfield & Son Ltd.	16,033	512,896
BankUnited, Inc.	24,606	688,968
Bankwell Financial Group, Inc.	1,932	50,116
Banner Corp.	10,483	503,184
Bar Harbor Bankshares	5,292	140,132
BayCom Corp.	4,420	91,096
BCB Bancorp, Inc.	799	8,350
Berkshire Hills Bancorp, Inc. (b)	14,603	334,701
Blue Foundry Bancorp (a) (b)	7,608	71,211
Bridgewater Bancshares, Inc. (a) (b)	6,071	70,666
Brookline Bancorp, Inc.	26,564	264,577
Burke & Herbert Financial Services Corp. (b)	2,208	123,714
Business First Bancshares, Inc. (b)	7,980	177,794
Byline Bancorp, Inc.	8,821	191,592
C&F Financial Corp. (b)	1,129	55,321
Cadence Bank	59,134	1,714,886
Cambridge Bancorp	2,576	175,580
Camden National Corp. (b)	4,522	151,577
Capital Bancorp, Inc.	3,124	65,073
Capital City Bank Group, Inc.	4,547	125,952
Capitol Federal Financial, Inc. (b)	40,686	242,489
Capstar Financial Holdings, Inc. (b)	6,413	128,901
Carter Bankshares, Inc. (a) (b)	4,804	60,723
Cathay General Bancorp (b)	22,531	852,348
Central Pacific Financial Corp. (b)	8,161	161,180
Central Valley Community Bancorp	3,447	68,561
Chemung Financial Corp. (b)	1,214	51,571
ChoiceOne Financial Services, Inc. (b)	2,407	65,831
Citizens & Northern Corp. (b)	4,168	78,275
Citizens Financial Services, Inc. (b)	1,503	73,948
City Holding Co. (b)	4,733	493,273
Civista Bancshares, Inc.	5,230	80,437
CNB Financial Corp.	6,782	138,285
Coastal Financial Corp. (a) (b)	3,437	133,596
Codorus Valley Bancorp, Inc. (b)	3,294	74,971
Colony Bankcorp, Inc. (b)	1,850	21,275
Columbia Financial, Inc. (a) (b)	8,867	152,601
Community Bank System, Inc. (b)	17,062	819,488
Community Trust Bancorp, Inc.	5,081	216,705
ConnectOne Bancorp, Inc.	12,128	236,496
CrossFirst Bankshares, Inc. (a)	16,519	228,623
Customers Bancorp, Inc. (a) (b)	9,474	502,690

BHFTII-191

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
CVB Financial Corp. (b)	42,500	$758,200
Dime Community Bancshares, Inc. (b)	11,336	218,331
Eagle Bancorp, Inc. (b)	9,983	234,501
Eastern Bankshares, Inc. (b)	50,661	698,109
Enterprise Bancorp, Inc. (b)	3,354	87,103
Enterprise Financial Services Corp.	12,204	494,994
Equity Bancshares, Inc. - Class A (b)	4,632	159,202
Esquire Financial Holdings, Inc.	2,392	113,548
ESSA Bancorp, Inc. (b)	3,011	54,891
Evans Bancorp, Inc. (b)	1,818	54,285
Farmers & Merchants Bancorp, Inc. (b)	4,130	92,058
Farmers National Banc Corp.	11,007	147,054
FB Financial Corp.	11,027	415,277
Fidelity D&D Bancorp, Inc. (b)	1,594	77,197
Financial Institutions, Inc.	4,838	91,051
First BanCorp	54,903	962,999
First Bancorp, Inc.	3,758	92,597
First Bancorp/Southern Pines NC (b)	12,931	467,068
First Bancshares, Inc.	10,228	265,417
First Bank (b)	5,582	76,697
First Busey Corp.	16,699	401,611
First Business Financial Services, Inc.	2,763	103,613
First Commonwealth Financial Corp.	31,474	438,118
First Community Bankshares, Inc. (b)	5,650	195,659
First Financial Bancorp (b)	31,251	700,647
First Financial Bankshares, Inc. (b)	42,017	1,378,578
First Financial Corp.	3,977	152,438
First Foundation, Inc. (b)	11,514	86,931
First Interstate BancSystem, Inc. - Class A	26,124	710,834
First Merchants Corp.	19,730	688,577
First Mid Bancshares, Inc. (b)	7,438	243,074
First of Long Island Corp.	7,024	77,896
Five Star Bancorp (b)	5,331	119,948
Flushing Financial Corp.	7,942	100,149
FS Bancorp, Inc.	2,273	78,896
Fulton Financial Corp. (b)	50,940	809,437
FVCBankcorp, Inc. (a)(b)	5,163	62,885
German American Bancorp, Inc. (b)	9,350	323,884
Glacier Bancorp, Inc. (b)	35,676	1,437,029
Great Southern Bancorp, Inc. (b)	2,712	148,672
Greene County Bancorp, Inc. (b)	2,424	69,787
Guaranty Bancshares, Inc. (b)	2,906	88,226
Hancock Whitney Corp.	27,961	1,287,324
Hanmi Financial Corp.	9,877	157,242
HarborOne Bancorp, Inc.	12,594	134,252
HBT Financial, Inc. (b)	4,583	87,260
Heartland Financial USA, Inc.	13,834	486,265
Heritage Commerce Corp. (b)	19,266	165,302
Heritage Financial Corp.	12,295	238,400
Hilltop Holdings, Inc.	15,705	491,881
Hingham Institution For Savings The (b)	473	82,520
Home Bancorp, Inc. (b)	2,776	106,349
Home BancShares, Inc. (b)	61,694	1,515,822
HomeStreet, Inc.	6,159	92,693
HomeTrust Bancshares, Inc.	5,432	148,511
Hope Bancorp, Inc. (b)	35,942	413,692
Horizon Bancorp, Inc.	14,606	187,395

Banks—(Continued)
Independent Bank Corp. (b)	21,792	936,928
Independent Bank Group, Inc.	11,996	547,617
International Bancshares Corp.	17,329	972,850
John Marshall Bancorp, Inc. (b)	4,296	76,984
Kearny Financial Corp.	14,679	94,533
Lakeland Bancorp, Inc.	21,117	255,516
Lakeland Financial Corp. (b)	7,696	510,399
LCNB Corp. (b)	3,649	58,165
Live Oak Bancshares, Inc. (b)	11,266	467,652
Macatawa Bank Corp. (b)	4,762	46,620
Mercantile Bank Corp.	5,350	205,921
Metrocity Bankshares, Inc. (b)	5,632	140,575
Metropolitan Bank Holding Corp. (a) (b)	3,249	125,086
Mid Penn Bancorp, Inc.	5,091	101,871
Middlefield Banc Corp. (b)	2,691	64,261
Midland States Bancorp, Inc.	6,845	172,015
MidWestOne Financial Group, Inc. (b)	4,795	112,395
MVB Financial Corp. (b)	3,791	84,577
National Bank Holdings Corp. - Class A	12,399	447,232
National Bankshares, Inc. (b)	1,983	66,252
NBT Bancorp, Inc. (b)	15,340	562,671
Nicolet Bankshares, Inc. (b)	4,330	372,337
Northeast Bank	2,320	128,389
Northeast Community Bancorp, Inc.	4,595	72,279
Northfield Bancorp, Inc.	12,077	117,388
Northrim BanCorp, Inc.	1,883	95,110
Northwest Bancshares, Inc. (b)	39,667	462,121
Norwood Financial Corp. (b)	2,522	68,624
Oak Valley Bancorp (b)	2,317	57,415
OceanFirst Financial Corp.	18,257	299,597
OFG Bancorp	15,488	570,113
Old National Bancorp (b)	94,993	1,653,828
Old Second Bancorp, Inc.	11,231	155,437
Orange County Bancorp, Inc. (b)	1,834	84,364
Origin Bancorp, Inc. (b)	9,835	307,245
Orrstown Financial Services, Inc.	3,982	106,598
Pacific Premier Bancorp, Inc. (b)	31,429	754,296
Park National Corp. (b)	4,553	618,525
Parke Bancorp, Inc. (b)	3,496	60,219
Pathward Financial, Inc.	8,004	404,042
PCB Bancorp (b)	4,027	65,761
Peapack-Gladstone Financial Corp.	6,072	147,732
Penns Woods Bancorp, Inc. (b)	2,355	45,711
Peoples Bancorp, Inc. (b)	11,263	333,497
Peoples Financial Services Corp.	2,533	109,198
Plumas Bancorp (b)	1,875	68,981
Ponce Financial Group, Inc. (a)	6,463	57,521
Preferred Bank (b)	4,191	321,743
Premier Financial Corp.	11,932	242,220
Primis Financial Corp.	7,589	92,358
Princeton Bancorp, Inc.	1,758	54,111
Provident Financial Services, Inc.	24,532	357,431
QCR Holdings, Inc.	5,564	337,957
RBB Bancorp (b)	4,676	84,215
Red River Bancshares, Inc. (b)	1,618	80,560
Renasant Corp.	17,894	560,440
Republic Bancorp, Inc. - Class A (b)	3,075	156,825

BHFTII-192

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
S&T Bancorp, Inc. (b)	12,235	$392,499
Sandy Spring Bancorp, Inc.	13,652	316,453
Seacoast Banking Corp. of Florida	26,573	674,688
ServisFirst Bancshares, Inc. (b)	16,528	1,096,798
Shore Bancshares, Inc. (b)	10,221	117,542
Sierra Bancorp	3,863	78,033
Simmons First National Corp. - Class A (b)	40,253	783,323
SmartFinancial, Inc.	5,462	115,084
South Plains Financial, Inc.	3,888	104,043
Southern First Bancshares, Inc. (a)	2,574	81,750
Southern Missouri Bancorp, Inc.	3,031	132,485
Southern States Bancshares, Inc.	2,700	69,984
Southside Bancshares, Inc.	9,274	271,079
SouthState Corp. (b)	24,702	2,100,411
Stellar Bancorp, Inc.	15,697	382,379
Stock Yards Bancorp, Inc. (b)	8,761	428,501
Summit Financial Group, Inc.	4,227	114,805
Texas Capital Bancshares, Inc. (a) (b)	14,843	913,587
Third Coast Bancshares, Inc. (a) (b)	4,809	96,276
Timberland Bancorp, Inc. (b)	2,592	69,777
Tompkins Financial Corp. (b)	4,590	230,831
Towne Bank	23,282	653,293
TriCo Bancshares (b)	10,668	392,369
Triumph Financial, Inc. (a) (b)	6,975	553,257
TrustCo Bank Corp.	5,837	164,370
Trustmark Corp. (b)	20,462	575,187
UMB Financial Corp.	14,039	1,221,253
United Bankshares, Inc.	42,467	1,519,894
United Community Banks, Inc.	37,372	983,631
Unity Bancorp, Inc. (b)	2,408	66,461
Univest Financial Corp.	9,428	196,291
Valley National Bancorp (b)	134,643	1,071,758
Veritex Holdings, Inc.	17,694	362,550
Virginia National Bankshares Corp. (b)	1,715	51,622
WaFd, Inc.	21,895	635,612
Washington Trust Bancorp, Inc. (b)	5,542	148,969
WesBanco, Inc. (b)	19,306	575,512
West BanCorp, Inc. (b)	5,498	98,029
Westamerica BanCorp	7,906	386,445
WSFS Financial Corp. (b)	19,776	892,689

		72,656,646

Beverages—0.4%
Coca-Cola Consolidated, Inc.	1,548	1,310,243
Duckhorn Portfolio, Inc. (a) (b)	17,784	165,569
MGP Ingredients, Inc. (b)	5,324	458,556
National Beverage Corp. (a) (b)	7,368	349,685
Primo Water Corp.	49,033	892,891
Vita Coco Co., Inc. (a)	12,342	301,515

		3,478,459

Biotechnology—7.6%
2seventy bio, Inc. (a) (b)	6,864	36,722
4D Molecular Therapeutics, Inc. (a) (b)	13,421	427,593
89bio, Inc. (a) (b)	25,587	297,833
ACADIA Pharmaceuticals, Inc. (a)	40,490	748,660

Biotechnology—(Continued)
ACELYRIN, Inc. (a)	24,077	162,520
Actinium Pharmaceuticals, Inc. (a) (b)	8,804	68,935
ADMA Biologics, Inc. (a) (b)	68,870	454,542
Aerovate Therapeutics, Inc. (a) (b)	3,363	99,444
Agenus, Inc. (a) (b)	126,398	73,311
Agios Pharmaceuticals, Inc. (a)	18,399	537,987
Akero Therapeutics, Inc. (a)	20,477	517,249
Aldeyra Therapeutics, Inc. (a)	15,823	51,741
Alector, Inc. (a)	20,549	123,705
Alkermes PLC (a) (b)	53,879	1,458,505
Allogene Therapeutics, Inc. (a) (b)	30,883	138,047
Alpine Immune Sciences, Inc. (a)	12,417	492,210
Altimmune, Inc. (a) (b)	16,737	170,383
ALX Oncology Holdings, Inc. (a) (b)	9,262	103,271
Amicus Therapeutics, Inc. (a)	91,320	1,075,750
AnaptysBio, Inc. (a)	7,034	158,406
Anavex Life Sciences Corp. (a) (b)	15,309	77,923
Anika Therapeutics, Inc. (a)	4,948	125,679
Annexon, Inc. (a) (b)	22,064	158,199
Apogee Therapeutics, Inc. (a) (b)	13,380	889,101
Arbutus Biopharma Corp. (a)	41,612	107,359
Arcellx, Inc. (a) (b)	12,248	851,848
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,412	250,303
Arcus Biosciences, Inc. (a) (b)	17,324	327,077
Arcutis Biotherapeutics, Inc. (a) (b)	27,862	276,112
Ardelyx, Inc. (a) (b)	72,209	527,126
ArriVent Biopharma, Inc. (a) (b)	3,475	62,063
Arrowhead Pharmaceuticals, Inc. (a)	37,726	1,078,964
ARS Pharmaceuticals, Inc. (a) (b)	8,767	89,599
Astria Therapeutics, Inc. (a) (b)	16,175	227,663
Aura Biosciences, Inc. (a) (b)	9,525	74,771
Aurinia Pharmaceuticals, Inc. (a) (b)	46,041	230,665
Avid Bioservices, Inc. (a) (b)	13,554	90,812
Avidity Biosciences, Inc. (a) (b)	23,745	605,972
Avita Medical, Inc. (a) (b)	8,679	139,124
Beam Therapeutics, Inc. (a) (b)	24,225	800,394
BioCryst Pharmaceuticals, Inc. (a) (b)	53,623	272,405
Biohaven Ltd. (a) (b)	22,079	1,207,501
Biomea Fusion, Inc. (a) (b)	6,771	101,226
Bluebird Bio, Inc. (a) (b)	63,306	81,032
Blueprint Medicines Corp. (a) (b)	19,743	1,872,821
Bridgebio Pharma, Inc. (a) (b)	37,198	1,150,162
Cabaletta Bio, Inc. (a)	11,650	198,749
CareDx, Inc. (a)	17,647	186,882
Cargo Therapeutics, Inc. (a) (b)	7,116	158,829
Caribou Biosciences, Inc. (a) (b)	25,882	133,033
Catalyst Pharmaceuticals, Inc. (a)	35,934	572,788
Celcuity, Inc. (a) (b)	5,835	126,036
Celldex Therapeutics, Inc. (a) (b)	20,020	840,239
Cerevel Therapeutics Holdings, Inc. (a)	23,143	978,255
CG oncology, Inc. (a)	7,630	334,957
Cogent Biosciences, Inc. (a) (b)	27,046	181,749
Coherus Biosciences, Inc. (a) (b)	34,819	83,217
Compass Therapeutics, Inc. (a) (b)	32,349	64,051
Crinetics Pharmaceuticals, Inc. (a)	21,639	1,012,922
Cullinan Oncology, Inc. (a)	7,747	132,009
Cytokinetics, Inc. (a) (b)	30,726	2,154,200

BHFTII-193

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Day One Biopharmaceuticals, Inc. (a) (b)	21,272	$351,413
Deciphera Pharmaceuticals, Inc. (a)	17,465	274,724
Denali Therapeutics, Inc. (a) (b)	39,602	812,633
Disc Medicine, Inc. (a) (b)	3,048	189,768
Dynavax Technologies Corp. (a) (b)	43,478	539,562
Dyne Therapeutics, Inc. (a) (b)	19,212	545,429
Editas Medicine, Inc. (a) (b)	22,692	168,375
Enanta Pharmaceuticals, Inc. (a)	6,820	119,077
Entrada Therapeutics, Inc. (a) (b)	7,438	105,396
Erasca, Inc. (a)	28,751	59,227
Fate Therapeutics, Inc. (a) (b)	22,691	166,552
Fennec Pharmaceuticals, Inc. (a)	6,156	68,455
FibroGen, Inc. (a)	11,938	28,054
Generation Bio Co. (a) (b)	15,351	62,479
Geron Corp. (a) (b)	165,935	547,585
Gritstone bio, Inc. (a) (b)	30,026	77,167
Halozyme Therapeutics, Inc. (a) (b)	42,169	1,715,435
Heron Therapeutics, Inc. (a) (b)	19,320	53,516
HilleVax, Inc. (a)	9,157	152,281
Humacyte, Inc. (a) (b)	21,534	66,971
Ideaya Biosciences, Inc. (a) (b)	21,190	929,817
IGM Biosciences, Inc. (a) (b)	4,607	44,458
ImmunityBio, Inc. (a) (b)	43,074	231,307
Immunovant, Inc. (a)	18,112	585,199
Inhibrx, Inc. (a)	11,523	402,844
Inozyme Pharma, Inc. (a)	9,560	73,230
Insmed, Inc. (a) (b)	44,661	1,211,653
Intellia Therapeutics, Inc. (a) (b)	29,573	813,553
Iovance Biotherapeutics, Inc. (a) (b)	77,033	1,141,629
Ironwood Pharmaceuticals, Inc. (a) (b)	44,956	391,567
iTeos Therapeutics, Inc. (a) (b)	7,999	109,106
Janux Therapeutics, Inc. (a)	5,711	215,019
KalVista Pharmaceuticals, Inc. (a) (b)	10,671	126,558
Karyopharm Therapeutics, Inc. (a) (b)	38,164	57,628
Keros Therapeutics, Inc. (a) (b)	8,284	548,401
Kiniksa Pharmaceuticals Ltd. - Class A (a) (b)	11,087	218,747
Kodiak Sciences, Inc. (a)	4,005	21,066
Krystal Biotech, Inc. (a) (b)	6,957	1,237,859
Kura Oncology, Inc. (a)	23,723	506,012
Kymera Therapeutics, Inc. (a) (b)	12,984	521,957
Larimar Therapeutics, Inc. (a) (b)	8,858	67,232
Lexeo Therapeutics, Inc. (a)	3,669	57,530
Lexicon Pharmaceuticals, Inc. (a)	14,828	35,587
Lineage Cell Therapeutics, Inc. (a) (b)	44,685	66,134
Lyell Immunopharma, Inc. (a) (b)	58,407	130,248
MacroGenics, Inc. (a) (b)	21,437	315,553
Madrigal Pharmaceuticals, Inc. (a) (b)	4,763	1,271,912
MannKind Corp. (a) (b)	84,309	381,920
MeiraGTx Holdings PLC (a) (b)	3,480	21,124
Merrimack Pharmaceuticals, Inc. (a)	3,568	52,699
Mersana Therapeutics, Inc. (a) (b)	28,728	128,701
MiMedx Group, Inc. (a) (b)	33,087	254,770
Mineralys Therapeutics, Inc. (a) (b)	7,262	93,752
Mirum Pharmaceuticals, Inc. (a) (b)	8,984	225,678
Monte Rosa Therapeutics, Inc. (a)	4,946	34,869
Morphic Holding, Inc. (a) (b)	12,348	434,650
Myriad Genetics, Inc. (a)	27,414	584,466

Biotechnology—(Continued)
Nkarta, Inc. (a)	10,148	109,700
Novavax, Inc. (a) (b)	36,869	176,234
Nurix Therapeutics, Inc. (a)	15,059	221,367
Nuvalent, Inc. - Class A (a) (b)	8,917	669,578
Olema Pharmaceuticals, Inc. (a) (b)	9,480	107,314
Organogenesis Holdings, Inc. (a) (b)	23,405	66,470
ORIC Pharmaceuticals, Inc. (a) (b)	13,189	181,349
Ovid therapeutics, Inc. (a)	5,252	16,019
PDS Biotechnology Corp. (a) (b)	9,593	37,988
PepGen, Inc. (a) (b)	3,652	53,684
Poseida Therapeutics, Inc. (a) (b)	10,430	33,272
Precigen, Inc. (a) (b)	43,957	63,738
Prime Medicine, Inc. (a) (b)	13,523	94,661
Protagonist Therapeutics, Inc. (a)	18,188	526,179
Prothena Corp. PLC (a) (b)	13,899	344,278
PTC Therapeutics, Inc. (a) (b)	23,732	690,364
RAPT Therapeutics, Inc. (a)	10,106	90,752
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	46,662	465,220
REGENXBIO, Inc. (a) (b)	13,089	275,785
Relay Therapeutics, Inc. (a) (b)	28,711	238,301
Replimune Group, Inc. (a) (b)	16,949	138,473
Revolution Medicines, Inc. (a)	44,880	1,446,482
Rhythm Pharmaceuticals, Inc. (a) (b)	17,251	747,486
Rigel Pharmaceuticals, Inc. (a)	56,766	84,014
Rocket Pharmaceuticals, Inc. (a) (b)	20,993	565,551
Sage Therapeutics, Inc. (a) (b)	17,540	328,700
Sana Biotechnology, Inc. (a) (b)	30,778	307,780
Savara, Inc. (a) (b)	22,120	110,158
Scholar Rock Holding Corp. (a) (b)	18,653	331,277
SpringWorks Therapeutics, Inc. (a) (b)	22,046	1,085,104
Stoke Therapeutics, Inc. (a) (b)	2,964	40,014
Summit Therapeutics, Inc. (a) (b)	40,272	166,726
Sutro Biopharma, Inc. (a) (b)	20,160	113,904
Syndax Pharmaceuticals, Inc. (a)	25,415	604,877
Tango Therapeutics, Inc. (a) (b)	16,583	131,669
Tenaya Therapeutics, Inc. (a) (b)	16,413	85,840
TG Therapeutics, Inc. (a) (b)	45,999	699,645
Travere Therapeutics, Inc. (a)	18,999	146,482
Twist Bioscience Corp. (a) (b)	19,106	655,527
Tyra Biosciences, Inc. (a) (b)	4,942	81,049
UroGen Pharma Ltd. (a) (b)	9,304	139,560
Vanda Pharmaceuticals, Inc. (a)	18,775	77,165
Vaxcyte, Inc. (a) (b)	33,984	2,321,447
Vera Therapeutics, Inc. (a) (b)	13,017	561,293
Veracyte, Inc. (a) (b)	24,557	544,183
Vericel Corp. (a) (b)	15,505	806,570
Verve Therapeutics, Inc. (a) (b)	21,595	286,782
Viking Therapeutics, Inc. (a) (b)	32,929	2,700,178
Vir Biotechnology, Inc. (a) (b)	28,085	284,501
Viridian Therapeutics, Inc. (a) (b)	16,116	282,191
Voyager Therapeutics, Inc. (a) (b)	10,699	99,608
Xencor, Inc. (a)	19,810	438,395
XOMA Corp. (a) (b)	2,528	60,798
Y-mAbs Therapeutics, Inc. (a) (b)	12,818	208,421
Zentalis Pharmaceuticals, Inc. (a) (b)	19,529	307,777
Zymeworks, Inc. (a)	18,380	193,358

		67,324,403

BHFTII-194

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Broadline Retail—0.1%
ContextLogic, Inc. - Class A (a) (b)	8,312	$47,295
Dillard’s, Inc. - Class A (b)	1,105	521,162
Savers Value Village, Inc. (a)	8,917	171,920

		740,377

Building Products—2.0%
AAON, Inc.	21,974	1,935,909
American Woodmark Corp. (a)	5,084	516,839
Apogee Enterprises, Inc. (b)	7,504	444,237
AZZ, Inc. (b)	8,063	623,351
CSW Industrials, Inc. (b)	4,983	1,169,012
Gibraltar Industries, Inc. (a)	9,835	792,013
Griffon Corp.	12,668	929,071
Insteel Industries, Inc.	5,906	225,727
Janus International Group, Inc. (a)	28,699	434,216
JELD-WEN Holding, Inc. (a)	25,906	549,984
Masonite International Corp. (a)	7,104	933,821
Masterbrand, Inc. (a)	41,459	776,942
Quanex Building Products Corp. (b)	10,969	421,539
Resideo Technologies, Inc. (a) (b)	46,956	1,052,753
Simpson Manufacturing Co., Inc.	13,712	2,813,428
UFP Industries, Inc.	19,470	2,395,005
Zurn Elkay Water Solutions Corp. - Class C (b)	47,998	1,606,493

		17,620,340

Capital Markets—1.3%
AlTi Global, Inc. (a)(b)	7,628	43,174
Artisan Partners Asset Management, Inc. - Class A (b)	19,313	883,956
AssetMark Financial Holdings, Inc. (a)	7,299	258,458
B Riley Financial, Inc. (b)	6,563	138,939
BGC Group, Inc. - Class A (b)	113,666	883,185
Brightsphere Investment Group, Inc.	11,092	253,341
Cohen & Steers, Inc. (b)	8,580	659,716
Diamond Hill Investment Group, Inc. (b)	815	125,649
Donnelley Financial Solutions, Inc. (a)	7,848	486,654
Forge Global Holdings, Inc. (a) (b)	38,550	74,402
GCM Grosvenor, Inc. - Class A (b)	15,754	152,184
Hamilton Lane, Inc. - Class A	11,780	1,328,313
Moelis & Co. - Class A	21,682	1,230,887
Open Lending Corp. - Class A (a)	33,748	211,262
P10, Inc. - Class A (b)	14,767	124,338
Patria Investments Ltd. - Class A (b)	18,491	274,406
Perella Weinberg Partners	13,187	186,332
Piper Sandler Cos.	5,539	1,099,436
PJT Partners, Inc. - Class A (b)	7,480	705,065
Silvercrest Asset Management Group, Inc. - Class A (b)	3,311	52,347
StepStone Group, Inc. - Class A	18,138	648,252
StoneX Group, Inc. (a)	8,695	610,911
Victory Capital Holdings, Inc. - Class A	8,382	355,648
Virtus Investment Partners, Inc.	2,118	525,222
WisdomTree, Inc. (b)	44,568	409,580

		11,721,657

Chemicals—1.8%
AdvanSix, Inc.	9,088	259,917
American Vanguard Corp.	7,328	94,898

Chemicals—(Continued)
Arcadium Lithium PLC (a) (b)	322,817	1,391,341
Aspen Aerogels, Inc. (a)	17,010	299,376
Avient Corp.	29,282	1,270,839
Balchem Corp. (b)	10,355	1,604,507
Cabot Corp. (b)	17,466	1,610,365
Core Molding Technologies, Inc. (a)	2,627	49,729
Ecovyst, Inc. (a)	27,404	305,554
Hawkins, Inc. (b)	6,003	461,030
HB Fuller Co.	17,350	1,383,489
Ingevity Corp. (a)	11,894	567,344
Innospec, Inc.	8,094	1,043,640
Intrepid Potash, Inc. (a) (b)	3,574	74,554
Koppers Holdings, Inc. (b)	6,870	379,018
Kronos Worldwide, Inc. (b)	4,332	51,118
LSB Industries, Inc. (a)	12,755	111,989
Mativ Holdings, Inc. (b)	16,204	303,825
Minerals Technologies, Inc.	10,518	791,795
Orion SA	18,831	442,905
Perimeter Solutions SA (a) (b)	53,195	394,707
PureCycle Technologies, Inc. (a) (b)	39,340	244,695
Quaker Chemical Corp. (b)	4,562	936,350
Rayonier Advanced Materials, Inc. (a)	20,751	99,190
Sensient Technologies Corp.	13,286	919,258
Stepan Co. (b)	6,784	610,831
Trinseo PLC	11,470	43,357
Tronox Holdings PLC (b)	37,491	650,469

		16,396,090

Commercial Services & Supplies—1.5%
ABM Industries, Inc.	20,267	904,313
ACCO Brands Corp. (b)	29,850	167,458
ACV Auctions, Inc. - Class A (a) (b)	42,821	803,750
Aris Water Solutions, Inc. - Class A	10,439	147,712
BrightView Holdings, Inc. (a)	9,908	117,905
Brink’s Co.	14,378	1,328,240
Casella Waste Systems, Inc. - Class A (a) (b)	18,317	1,811,002
CECO Environmental Corp. (a)	9,985	229,855
Cimpress PLC (a)	6,001	531,148
CoreCivic, Inc. (a) (b)	37,336	582,815
Deluxe Corp. (b)	14,396	296,414
Ennis, Inc. (b)	6,941	142,360
Enviri Corp. (a) (b)	21,093	193,001
GEO Group, Inc. (a) (b)	38,865	548,774
Healthcare Services Group, Inc. (a)	24,352	303,913
HNI Corp.	15,255	688,458
Interface, Inc.	19,325	325,046
Liquidity Services, Inc. (a)	7,856	146,122
Matthews International Corp. - Class A	9,973	309,961
MillerKnoll, Inc. (b)	24,387	603,822
Montrose Environmental Group, Inc. (a) (b)	9,033	353,823
OPENLANE, Inc. (a) (b)	36,524	631,865
Performant Financial Corp. (a) (b)	22,316	65,609
Pitney Bowes, Inc. (b)	56,610	245,121
Quad/Graphics, Inc. (b)	10,019	53,201
SP Plus Corp. (a)	6,829	356,610
Steelcase, Inc. - Class A (b)	29,276	382,930

BHFTII-195

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
UniFirst Corp.	4,785	$829,863
Viad Corp. (a)	6,618	261,345
VSE Corp. (b)	4,282	342,560

		13,704,996

Communications Equipment—0.5%
ADTRAN Holdings, Inc.	25,457	138,486
Aviat Networks, Inc. (a) (b)	3,608	138,331
Calix, Inc. (a) (b)	19,781	655,938
Clearfield, Inc. (a) (b)	4,399	135,665
CommScope Holding Co., Inc. (a)	68,722	90,026
Digi International, Inc. (a) (b)	11,390	363,683
Extreme Networks, Inc. (a)	39,436	455,092
Harmonic, Inc. (a) (b)	33,755	453,667
Infinera Corp. (a) (b)	53,865	324,806
NETGEAR, Inc. (a)	10,251	161,658
NetScout Systems, Inc. (a)	22,412	489,478
Ribbon Communications, Inc. (a) (b)	29,271	93,667
Viavi Solutions, Inc. (a)	69,693	633,509

		4,134,006

Construction & Engineering—1.9%
Ameresco, Inc. - Class A (a) (b)	10,710	258,432
API Group Corp. (a) (b)	67,858	2,664,784
Arcosa, Inc.	15,614	1,340,618
Argan, Inc.	4,530	228,946
Bowman Consulting Group Ltd. (a)	3,487	121,313
Comfort Systems USA, Inc.	11,345	3,604,420
Concrete Pumping Holdings, Inc. (a)	3,562	28,140
Construction Partners, Inc. - Class A (a) (b)	13,798	774,758
Dycom Industries, Inc. (a)	9,366	1,344,302
Fluor Corp. (a)	46,269	1,956,253
Granite Construction, Inc.	13,994	799,477
Great Lakes Dredge & Dock Corp. (a)	21,171	185,246
IES Holdings, Inc. (a)	2,464	299,721
Limbach Holdings, Inc. (a) (b)	3,105	128,609
MYR Group, Inc. (a) (b)	5,246	927,231
Northwest Pipe Co. (a) (b)	3,497	121,276
Primoris Services Corp.	17,171	730,970
Sterling Infrastructure, Inc. (a)	9,469	1,044,525
Tutor Perini Corp. (a)	11,246	162,617

		16,721,638

Construction Materials—0.4%
Knife River Corp. (a)	18,392	1,491,223
Summit Materials, Inc. - Class A (a)	38,749	1,727,043
U.S. Lime & Minerals, Inc.	603	179,779

		3,398,045

Consumer Finance—0.7%
Atlanticus Holdings Corp. (a)	1,591	47,078
Bread Financial Holdings, Inc.	15,763	587,014
Encore Capital Group, Inc. (a) (b)	7,642	348,552
Enova International, Inc. (a)	9,279	582,999
FirstCash Holdings, Inc.	12,226	1,559,304

Consumer Finance—(Continued)
Green Dot Corp. - Class A (a)	15,130	141,163
LendingClub Corp. (a) (b)	29,471	259,050
LendingTree, Inc. (a)	3,468	146,835
Navient Corp.	26,397	459,308
Nelnet, Inc. - Class A (b)	4,303	407,279
NerdWallet, Inc. - Class A (a)	11,864	174,401
PRA Group, Inc. (a) (b)	12,838	334,815
PROG Holdings, Inc.	14,229	490,047
Regional Management Corp.	3,196	77,375
Upstart Holdings, Inc. (a) (b)	24,285	653,024
World Acceptance Corp. (a)	1,225	177,600

		6,445,844

Consumer Staples Distribution & Retail—0.6%
Andersons, Inc. (b)	10,418	597,681
Chefs’ Warehouse, Inc. (a) (b)	11,522	433,919
HF Foods Group, Inc. (a)	13,402	46,907
Ingles Markets, Inc. - Class A (b)	4,441	340,536
Natural Grocers by Vitamin Cottage, Inc. (b)	3,115	56,226
PriceSmart, Inc.	8,107	680,988
SpartanNash Co. (b)	10,739	217,035
Sprouts Farmers Market, Inc. (a) (b)	32,875	2,119,780
United Natural Foods, Inc. (a)	19,180	220,378
Village Super Market, Inc. - Class A (b)	2,910	83,255
Weis Markets, Inc. (b)	5,056	325,606

		5,122,311

Containers & Packaging—0.3%
Greif, Inc. - Class A (b)	8,109	559,926
Greif, Inc. - Class B	1,893	131,601
Myers Industries, Inc.	11,721	271,576
O-I Glass, Inc. (a)	48,529	805,096
Pactiv Evergreen, Inc.	13,836	198,132
Ranpak Holdings Corp. (a)	14,076	110,778
TriMas Corp.	12,453	332,869

		2,409,978

Distributors—0.0%
Weyco Group, Inc. (b)	2,058	65,609

Diversified Consumer Services—1.0%
Adtalem Global Education, Inc. (a)	12,405	637,617
Carriage Services, Inc.	4,082	110,377
Chegg, Inc. (a)	32,508	246,086
Coursera, Inc. (a) (b)	43,951	616,193
Duolingo, Inc. (a)	9,512	2,098,157
European Wax Center, Inc. - Class A (a) (b)	11,678	151,580
Frontdoor, Inc. (a)	26,761	871,873
Graham Holdings Co. - Class B	1,141	875,923
Laureate Education, Inc.	43,993	640,978
Lincoln Educational Services Corp. (a)	3,891	40,194
Nerdy, Inc. (a) (b)	6,382	18,572
OneSpaWorld Holdings Ltd. (a)	27,979	370,162
Perdoceo Education Corp. (b)	21,331	374,572
Strategic Education, Inc.	7,318	761,950

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Stride, Inc. (a) (b)	13,518	$852,310
Udemy, Inc. (a) (b)	29,152	320,089
Universal Technical Institute, Inc. (a)	12,954	206,487

		9,193,120

Diversified REITs—0.5%
Alexander & Baldwin, Inc.	23,869	393,122
Alpine Income Property Trust, Inc. (b)	4,463	68,195
American Assets Trust, Inc.	15,450	338,509
Armada Hoffler Properties, Inc.	22,515	234,156
Broadstone Net Lease, Inc.	60,824	953,112
CTO Realty Growth, Inc.	7,842	132,922
Empire State Realty Trust, Inc. - Class A (b)	40,787	413,172
Essential Properties Realty Trust, Inc. (b)	50,532	1,347,183
Gladstone Commercial Corp. (b)	13,245	183,311
Global Net Lease, Inc. (b)	60,023	466,379
NexPoint Diversified Real Estate Trust	11,230	74,118
One Liberty Properties, Inc. (b)	5,452	123,161

		4,727,340

Diversified Telecommunication Services—0.4%
Anterix, Inc. (a)	4,294	144,321
AST SpaceMobile, Inc. (a) (b)	38,780	112,462
ATN International, Inc.	3,399	107,086
Bandwidth, Inc. - Class A (a)	8,108	148,052
Cogent Communications Holdings, Inc. (b)	13,822	902,991
Consolidated Communications Holdings, Inc. (a) (b)	24,354	105,209
Globalstar, Inc. (a) (b)	233,318	342,977
IDT Corp. - Class B (b)	5,006	189,277
Liberty Latin America Ltd. - Class A (a) (b)	11,682	81,424
Liberty Latin America Ltd. - Class C (a ) (b)	41,829	292,385
Lumen Technologies, Inc. (a) (b)	324,457	506,153
Ooma, Inc. (a)	3,799	32,405
Shenandoah Telecommunications Co.	16,904	293,623

		3,258,365

Electric Utilities—0.6%
ALLETE, Inc. (b)	18,648	1,112,167
Genie Energy Ltd. - Class B (b)	6,623	99,875
MGE Energy, Inc. (b)	11,477	903,469
Otter Tail Corp. (b)	13,109	1,132,618
PNM Resources, Inc.	27,482	1,034,422
Portland General Electric Co. (b)	32,852	1,379,784

		5,662,335

Electrical Equipment—1.4%
Allient, Inc.	4,654	166,055
Array Technologies, Inc. (a) (b)	51,455	767,194
Atkore, Inc. (b)	11,975	2,279,561
Blink Charging Co. (a) (b)	19,142	57,617
Bloom Energy Corp. - Class A (a) (b)	64,618	726,306
Encore Wire Corp. (b)	4,831	1,269,490
Energy Vault Holdings, Inc. (a) (b)	35,327	63,235
EnerSys	12,936	1,221,935
Enovix Corp. (a) (b)	46,168	369,806
Eos Energy Enterprises, Inc. (a) (b)	55,165	56,820

Electrical Equipment—(Continued)
Fluence Energy, Inc. (a) (b)	19,348	335,494
FuelCell Energy, Inc. (a)	148,470	176,679
GrafTech International Ltd. (b)	62,937	86,853
LSI Industries, Inc.	8,816	133,298
NEXTracker, Inc. - Class A (a) (b)	40,926	2,302,906
NuScale Power Corp. (a)	18,794	99,796
Powell Industries, Inc.	2,983	424,481
Preformed Line Products Co.	876	112,715
SES AI Corp. (a) (b)	44,088	74,068
Shoals Technologies Group, Inc. - Class A (a) (b)	57,645	644,471
Stem, Inc. (a) (b)	49,070	107,463
SunPower Corp. (a) (b)	28,926	86,778
Thermon Group Holdings, Inc. (a)	11,598	379,487
Vicor Corp. (a)	7,241	276,896

		12,219,404

Electronic Equipment, Instruments & Components—2.5%
908 Devices, Inc. (a) (b)	7,715	58,248
Advanced Energy Industries, Inc.	12,128	1,236,813
Arlo Technologies, Inc. (a) (b)	29,346	371,227
Badger Meter, Inc. (b)	9,517	1,539,946
Bel Fuse, Inc. - Class B	3,517	212,110
Belden, Inc. (b)	13,315	1,233,102
Benchmark Electronics, Inc.	11,135	334,161
Climb Global Solutions, Inc. (b)	1,406	99,657
CTS Corp. (b)	10,302	482,031
Daktronics, Inc. (a)	8,775	87,399
ePlus, Inc. (a)	8,442	663,035
Evolv Technologies Holdings, Inc. (a) (b)	27,038	120,319
Fabrinet (a) (b)	11,942	2,257,277
FARO Technologies, Inc. (a)	6,602	142,009
Insight Enterprises, Inc. (a) (b) (c)	9,050	1,678,956
Iteris, Inc. (a) (b)	14,165	69,975
Itron, Inc. (a) (b)	14,730	1,362,820
Kimball Electronics, Inc. (a) (b)	7,836	169,649
Knowles Corp. (a)	30,951	498,311
Lightwave Logic, Inc. (a) (b)	39,253	183,704
Luna Innovations, Inc. (a) (b)	972	3,115
Methode Electronics, Inc. (b)	12,060	146,891
MicroVision, Inc. (a) (b)	62,339	114,704
Mirion Technologies, Inc. (a) (b)	67,650	769,180
Napco Security Technologies, Inc.	10,591	425,335
nLight, Inc. (a) (b)	14,866	193,258
Novanta, Inc. (a)	11,620	2,030,827
OSI Systems, Inc. (a)	5,288	755,232
Ouster, Inc. (a)	1	8
PAR Technology Corp. (a) (b)	8,919	404,566
PC Connection, Inc.	3,547	233,854
Plexus Corp. (a) (c)	8,813	835,649
Rogers Corp. (a)	5,461	648,166
Sanmina Corp. (a)	17,709	1,101,146
ScanSource, Inc. (a)	8,101	356,768
SmartRent, Inc. (a) (b)	62,526	167,570
TTM Technologies, Inc. (a)	31,667	495,589
Vishay Intertechnology, Inc. (b)	41,749	946,867
Vishay Precision Group, Inc. (a)	4,194	148,174

		22,577,648

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—2.5%
Archrock, Inc.	45,405	$893,116
Atlas Energy Solutions, Inc.	5,687	128,640
Borr Drilling Ltd. (a) (b)	77,288	529,423
Bristow Group, Inc. (a)	8,308	225,978
Cactus, Inc. - Class A (b)	20,837	1,043,725
ChampionX Corp. (b)	63,526	2,279,948
Core Laboratories, Inc. (b)	15,744	268,908
Diamond Offshore Drilling, Inc. (a)	35,307	481,587
DMC Global, Inc. (a)	6,765	131,850
Dril-Quip, Inc. (a) (b)	11,785	265,516
Expro Group Holdings NV (a)	29,203	583,184
Forum Energy Technologies, Inc. (a) (b)	3,314	66,214
Helix Energy Solutions Group, Inc. (a)	44,733	484,906
Helmerich & Payne, Inc. (b)	31,532	1,326,236
Kodiak Gas Services, Inc.	5,429	148,429
Liberty Energy, Inc. (b)	53,303	1,104,438
Nabors Industries Ltd. (a) (b)	3,057	263,299
Newpark Resources, Inc. (a)	22,736	164,154
Noble Corp. PLC (b)	36,646	1,776,965
Oceaneering International, Inc. (a) (b)	33,608	786,427
Oil States International, Inc. (a)	12,815	78,940
Patterson-UTI Energy, Inc. (b)	114,501	1,367,142
ProFrac Holding Corp. - Class A (a) (b)	8,200	68,552
ProPetro Holding Corp. (a) (b)	27,695	223,776
Ranger Energy Services, Inc.	5,274	59,543
RPC, Inc. (b)	22,922	177,416
SEACOR Marine Holdings, Inc. (a)	8,136	113,416
Seadrill Ltd. (a)	15,180	763,554
Select Water Solutions, Inc.	25,925	239,288
Solaris Oilfield Infrastructure, Inc. - Class A	5,809	50,364
TETRA Technologies, Inc. (a) (b)	40,817	180,819
Tidewater, Inc. (a)	15,072	1,386,624
U.S. Silica Holdings, Inc. (a)	22,132	274,658
Valaris Ltd. (a) (b)	19,107	1,437,993
Weatherford International PLC (a)	23,098	2,665,971

		22,040,999

Entertainment—0.4%
Atlanta Braves Holdings, Inc. - Class A (a) (b)	3,713	155,575
Atlanta Braves Holdings, Inc. - Class C (a) (b)	15,245	595,470
Cinemark Holdings, Inc. (a) (b)	34,524	620,396
Eventbrite, Inc. - Class A (a) (b)	21,648	118,631
IMAX Corp. (a)	13,475	217,891
Lions Gate Entertainment Corp. - Class A (a)	16,086	160,056
Lions Gate Entertainment Corp. - Class B (a)	34,500	321,195
Madison Square Garden Entertainment Corp. (a)	13,054	511,847
Marcus Corp. (b)	8,228	117,331
Playstudios, Inc. (a)	30,841	85,738
Reservoir Media, Inc. (a) (b)	7,562	59,966
Sphere Entertainment Co. (a)	9,098	446,530
Vivid Seats, Inc. - Class A (a)	24,986	149,666

		3,560,292

Financial Services—2.4%
A-Mark Precious Metals, Inc. (b)	6,654	204,211
Acacia Research Corp. (a)	12,429	66,247
Alerus Financial Corp. (b)	6,186	135,040

Financial Services—(Continued)
AvidXchange Holdings, Inc. (a)	50,990	670,519
Banco Latinoamericano de Comercio Exterior SA	9,691	287,047
Cannae Holdings, Inc. (a) (b)	21,350	474,824
Cantaloupe, Inc. (a) (b)	18,761	120,633
Cass Information Systems, Inc. (b)	4,551	219,222
Compass Diversified Holdings	20,864	502,196
Enact Holdings, Inc.	10,654	332,192
Essent Group Ltd.	34,000	2,023,340
EVERTEC, Inc. (b)	20,964	836,464
Federal Agricultural Mortgage Corp. - Class C (b)	2,906	572,133
Flywire Corp. (a)	34,017	843,962
I3 Verticals, Inc. - Class A (a)	7,082	162,107
International Money Express, Inc. (a)	11,455	261,518
Jackson Financial, Inc. - Class A	25,757	1,703,568
Marqeta, Inc. - Class A (a)	149,733	892,409
Merchants Bancorp	4,926	212,705
Mr. Cooper Group, Inc. (a)	20,931	1,631,571
NewtekOne, Inc.	8,049	88,539
NMI Holdings, Inc. - Class A (a)	26,298	850,477
Ocwen Financial Corp. (a) (b)	2,204	59,530
Pagseguro Digital Ltd. - Class A (a)	66,936	955,846
Payoneer Global, Inc. (a) (b)	80,196	389,753
Paysafe Ltd. (a)	9,881	156,021
PennyMac Financial Services, Inc.	7,982	727,080
Radian Group, Inc. (b)	49,459	1,655,393
Remitly Global, Inc. (a) (b)	43,850	909,449
Repay Holdings Corp. (a) (b)	26,825	295,075
StoneCo Ltd. - Class A (a) (b)	94,467	1,569,097
Velocity Financial, Inc. (a) (b)	2,976	53,568
Walker & Dunlop, Inc. (b)	10,275	1,038,391
Waterstone Financial, Inc. (b)	5,854	71,243

		20,971,370

Food Products—0.9%
Alico, Inc. (b)	2,158	63,186
B&G Foods, Inc. (b)	23,543	269,332
Beyond Meat, Inc. (a) (b)	19,238	159,291
BRC, Inc. - Class A (a) (b)	10,280	43,998
Cal-Maine Foods, Inc. (b)	12,961	762,755
Calavo Growers, Inc. (b)	5,820	161,854
Dole PLC (b)	24,276	289,613
Fresh Del Monte Produce, Inc.	11,441	296,436
Hain Celestial Group, Inc. (a)	28,919	227,303
J & J Snack Foods Corp. (b)	4,697	678,998
J.M. Smucker Co.	1	126
John B Sanfilippo & Son, Inc.	3,011	318,925
Lancaster Colony Corp.	6,334	1,315,129
Limoneira Co. (b)	5,916	115,717
Mission Produce, Inc. (a) (b)	15,099	179,225
Seneca Foods Corp. - Class A (a) (b)	1,733	98,608
Simply Good Foods Co. (a) (b)	29,956	1,019,403
SunOpta, Inc. (a) (b)	34,321	235,785
TreeHouse Foods, Inc. (a) (b)	16,001	623,239
Utz Brands, Inc. (b)	24,385	449,660
Vital Farms, Inc. (a)	9,557	222,200
Westrock Coffee Co. (a) (b)	9,879	102,050

		7,632,833

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—0.9%
Brookfield Infrastructure Corp. - Class A (b)	38,716	$1,395,325
Chesapeake Utilities Corp. (b)	6,847	734,683
New Jersey Resources Corp. (b)	31,321	1,343,984
Northwest Natural Holding Co. (b)	12,039	448,091
ONE Gas, Inc. (b)	17,861	1,152,570
RGC Resources, Inc.	2,683	54,304
Southwest Gas Holdings, Inc.	20,038	1,525,493
Spire, Inc.	16,583	1,017,699

		7,672,149

Ground Transportation—0.4%
ArcBest Corp.	7,666	1,092,405
Covenant Logistics Group, Inc.	3,144	145,756
Daseke, Inc. (a)	13,563	112,573
FTAI Infrastructure, Inc.	34,332	215,605
Heartland Express, Inc. (b)	12,300	146,862
Marten Transport Ltd.	19,045	351,952
RXO, Inc. (a) (b)	39,143	856,057
Universal Logistics Holdings, Inc. (b)	2,513	92,654
Werner Enterprises, Inc.	20,993	821,246

		3,835,110

Health Care Equipment & Supplies—2.5%
Accuray, Inc. (a) (b)	31,228	77,133
Alphatec Holdings, Inc. (a)	30,944	426,718
AngioDynamics, Inc. (a)	4,576	26,861
Artivion, Inc. (a) (b)	12,730	269,367
AtriCure, Inc. (a) (b)	15,592	474,309
Atrion Corp. (b)	495	229,457
Avanos Medical, Inc. (a)	15,903	316,629
Axogen, Inc. (a) (b)	9,552	77,085
Axonics, Inc. (a)	16,167	1,115,038
Butterfly Network, Inc. (a) (b)	51,019	55,101
Cerus Corp. (a) (b)	58,207	110,011
ClearPoint Neuro, Inc. (a)	7,794	52,999
CONMED Corp. (b)	9,866	790,069
CVRx, Inc. (a) (b)	4,000	72,840
Embecta Corp. (b)	19,687	261,247
Glaukos Corp. (a) (b)	15,273	1,440,091
Haemonetics Corp. (a) (b)	16,296	1,390,864
Inari Medical, Inc. (a)	17,887	858,218
Inmode Ltd. (a) (b)	26,069	563,351
Inogen, Inc. (a) (b)	1,908	15,398
Integer Holdings Corp. (a) (b)	10,642	1,241,709
iRadimed Corp.	2,491	109,579
iRhythm Technologies, Inc. (a) (b)	9,749	1,130,884
Lantheus Holdings, Inc. (a)	21,964	1,367,039
LeMaitre Vascular, Inc. (b)	6,627	439,768
LivaNova PLC (a)	17,635	986,502
Merit Medical Systems, Inc. (a)	18,470	1,399,103
Neogen Corp. (a) (b)	70,176	1,107,377
Nevro Corp. (a)	12,102	174,753
Omnicell, Inc. (a)	14,912	435,878
OraSure Technologies, Inc. (a) (b)	28,635	176,105
Orthofix Medical, Inc. (a)	12,079	175,387
OrthoPediatrics Corp. (a) (b)	5,617	163,792

Health Care Equipment & Supplies—(Continued)
Paragon 28, Inc. (a)	16,207	200,156
PROCEPT BioRobotics Corp. (a) (b)	12,712	628,227
Pulmonx Corp. (a)	12,235	113,418
Pulse Biosciences, Inc. (a) (b)	5,792	50,448
RxSight, Inc. (a)	9,234	476,290
Sanara Medtech, Inc. (a) (b)	1,366	50,542
Semler Scientific, Inc. (a)	1,835	53,600
SI-BONE, Inc. (a)	13,425	219,767
Silk Road Medical, Inc. (a) (b)	12,651	231,766
STAAR Surgical Co. (a) (b)	16,470	630,472
Surmodics, Inc. (a) (b)	4,747	139,277
Tactile Systems Technology, Inc. (a) (b)	7,825	127,156
TransMedics Group, Inc. (a) (b)	10,461	773,486
Treace Medical Concepts, Inc. (a) (b)	15,308	199,769
UFP Technologies, Inc. (a) (b)	2,379	599,984
Utah Medical Products, Inc. (b)	1,293	91,945
Varex Imaging Corp. (a) (b)	12,322	223,028
Zimvie, Inc. (a)	7,676	126,577
Zynex, Inc. (a) (b)	7,718	95,472

		22,562,042

Health Care Providers & Services—2.5%
23andMe Holding Co. - Class A (a) (b)	113,065	60,151
Accolade, Inc. (a) (b)	22,370	234,438
AdaptHealth Corp. (a) (b)	32,179	370,380
Addus HomeCare Corp. (a)	5,248	542,328
Agiliti, Inc. (a) (b)	9,835	99,530
Alignment Healthcare, Inc. (a) (b)	27,227	135,046
AMN Healthcare Services, Inc. (a) (b)	12,014	750,995
Astrana Health, Inc. (a) (b)	14,378	603,732
BrightSpring Health Services, Inc. (a)	18,040	196,095
Brookdale Senior Living, Inc. (a) (b)	56,094	370,781
Castle Biosciences, Inc. (a)	7,804	172,859
Community Health Systems, Inc. (a) (b)	19,481	68,184
CorVel Corp. (a) (b)	2,779	730,766
Cross Country Healthcare, Inc. (a) (b)	10,985	205,639
DocGo, Inc. (a) (b)	26,641	107,630
Enhabit, Inc. (a) (b)	17,210	200,496
Ensign Group, Inc.	17,706	2,202,981
Fulgent Genetics, Inc. (a) (b)	7,417	160,949
Guardant Health, Inc. (a)	37,275	768,983
HealthEquity, Inc. (a)	27,289	2,227,601
Hims & Hers Health, Inc. (a)	40,200	621,894
InfuSystem Holdings, Inc. (a) (b)	6,159	52,783
Joint Corp. (a) (b)	5,088	66,449
LifeStance Health Group, Inc. (a) (b)	36,004	222,145
ModivCare, Inc. (a)	4,229	99,170
Nano-X Imaging Ltd. (a) (b)	15,150	148,016
National HealthCare Corp. (b)	4,199	396,847
National Research Corp.	4,600	182,206
NeoGenomics, Inc. (a) (b)	42,888	674,199
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
OPKO Health, Inc. (a) (b)	132,265	158,718
Option Care Health, Inc. (a)	54,439	1,825,884
Owens & Minor, Inc. (a) (b)	24,268	672,466
Patterson Cos., Inc. (b)	27,951	772,845

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Pediatrix Medical Group, Inc. (a)	28,941	$290,278
Pennant Group, Inc. (a)	9,146	179,536
PetIQ, Inc. (a)	9,493	173,532
Privia Health Group, Inc. (a) (b)	37,190	728,552
Progyny, Inc. (a) (b)	26,342	1,004,947
Quipt Home Medical Corp. (a)	14,235	62,207
RadNet, Inc. (a)	19,948	970,670
Select Medical Holdings Corp.	33,570	1,012,135
Surgery Partners, Inc. (a)	25,332	755,654
U.S. Physical Therapy, Inc. (b)	4,906	553,740
Viemed Healthcare, Inc. (a)	11,513	108,568

		21,943,005

Health Care REITs—0.5%
CareTrust REIT, Inc. (b)	38,616	941,072
Community Healthcare Trust, Inc. (b)	8,914	236,667
Diversified Healthcare Trust	77,519	190,697
Global Medical REIT, Inc.	19,813	173,364
LTC Properties, Inc. (b)	13,796	448,508
National Health Investors, Inc. (b)	13,343	838,340
Sabra Health Care REIT, Inc.	73,390	1,083,970
Universal Health Realty Income Trust	4,263	156,495

		4,069,113

Health Care Technology—0.3%
American Well Corp. - Class A (a)	87,601	71,018
Definitive Healthcare Corp. (a) (b)	15,540	125,408
Evolent Health, Inc. - Class A (a) (b)	35,588	1,166,930
Health Catalyst, Inc. (a)	17,486	131,670
HealthStream, Inc.	9,080	242,073
Multiplan Corp. (a) (b)	81,313	65,961
OptimizeRx Corp. (a) (b)	5,787	70,312
Phreesia, Inc. (a) (b)	17,014	407,145
Schrodinger, Inc. (a) (b)	18,164	490,428
Sharecare, Inc. (a) (b)	103,910	79,751
Simulations Plus, Inc. (b)	5,451	224,309
TruBridge, Inc. (a)	4,524	41,711

		3,116,716

Hotel & Resort REITs—0.8%
Apple Hospitality REIT, Inc. (b)	71,063	1,164,012
Chatham Lodging Trust	15,674	158,464
DiamondRock Hospitality Co. (b)	66,365	637,768
Pebblebrook Hotel Trust (b)	37,645	580,110
RLJ Lodging Trust	49,444	584,428
Ryman Hospitality Properties, Inc.	18,581	2,148,149
Service Properties Trust (b)	50,242	340,641
Summit Hotel Properties, Inc. (b)	33,976	221,184
Sunstone Hotel Investors, Inc.	66,546	741,322
Xenia Hotels & Resorts, Inc. (b)	34,808	522,468

		7,098,546

Hotels, Restaurants & Leisure—2.1%
Accel Entertainment, Inc. (a)	16,295	192,118
Bally’s Corp. (a) (b)	8,988	125,293

Hotels, Restaurants & Leisure—(Continued)
Biglari Holdings, Inc. - Class B (a)	257	48,748
BJ’s Restaurants, Inc. (a) (b)	7,697	278,477
Bloomin’ Brands, Inc. (b)	29,104	834,703
Bowlero Corp. - Class A (b)	6,169	84,515
Brinker International, Inc. (a) (b)	14,683	729,451
Carrols Restaurant Group, Inc. (b)	8,157	77,573
Cheesecake Factory, Inc. (b)	15,303	553,203
Chuy’s Holdings, Inc. (a)	6,087	205,315
Cracker Barrel Old Country Store, Inc. (b)	7,474	543,584
Dave & Buster’s Entertainment, Inc. (a) (b)	10,937	684,656
Denny’s Corp. (a) (b)	14,334	128,433
Dine Brands Global, Inc. (b)	5,258	244,392
El Pollo Loco Holdings, Inc. (a) (b)	4,803	46,781
Everi Holdings, Inc. (a)	24,133	242,537
First Watch Restaurant Group, Inc. (a)	7,697	189,500
Full House Resorts, Inc. (a) (b)	11,332	63,119
Global Business Travel Group I (a) (b)	11,339	68,147
Golden Entertainment, Inc. (b)	7,102	261,567
Hilton Grand Vacations, Inc. (a)	25,412	1,199,701
Inspired Entertainment, Inc. (a) (b)	3,272	32,262
International Game Technology PLC (b)	34,908	788,572
Jack in the Box, Inc. (b)	6,636	454,433
Krispy Kreme, Inc. (b)	29,632	451,444
Kura Sushi USA, Inc. - Class A (a)	1,965	226,289
Life Time Group Holdings, Inc. (a) (b)	15,138	234,942
Light & Wonder, Inc. (a) (b)	29,086	2,969,390
Lindblad Expeditions Holdings, Inc. (a) (b)	10,934	102,014
Monarch Casino & Resort, Inc. (b)	4,396	329,656
Nathan’s Famous, Inc.	956	67,685
Papa John’s International, Inc. (b)	10,401	692,707
PlayAGS, Inc. (a)	7,816	70,188
Portillo’s, Inc. - Class A (a) (b)	14,432	204,646
Potbelly Corp. (a) (b)	8,856	107,246
RCI Hospitality Holdings, Inc. (b)	2,918	169,244
Red Rock Resorts, Inc. - Class A	15,144	905,914
Rush Street Interactive, Inc. (a) (b)	21,900	142,569
Sabre Corp. (a)	78,627	190,277
Shake Shack, Inc. - Class A (a)	12,164	1,265,421
Six Flags Entertainment Corp. (a)	24,247	638,181
Super Group SGHC Ltd. (a)	45,572	157,223
Sweetgreen, Inc. - Class A (a) (b)	32,761	827,543
Target Hospitality Corp. (a)	6,016	65,394
United Parks & Resorts, Inc. (a)	12,173	684,244
Xponential Fitness, Inc. - Class A (a)	8,434	139,498

		18,718,795

Household Durables—2.4%
Beazer Homes USA, Inc. (a)	9,853	323,178
Cavco Industries, Inc. (a)	2,703	1,078,659
Century Communities, Inc.	9,085	876,703
Cricut, Inc. - Class A (b)	8,209	39,075
Dream Finders Homes, Inc. - Class A (a) (b)	8,135	355,744
Ethan Allen Interiors, Inc. (b)	7,632	263,838
GoPro, Inc. - Class A (a)	42,232	94,177
Green Brick Partners, Inc. (a)	8,847	532,855
Helen of Troy Ltd. (a) (b)	7,677	884,697

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Hooker Furnishings Corp. (b)	3,731	$89,581
Hovnanian Enterprises, Inc. - Class A (a) (b)	1,523	239,020
Installed Building Products, Inc. (b)	7,688	1,989,116
iRobot Corp. (a) (b)	8,888	77,859
KB Home	21,965	1,556,879
La-Z-Boy, Inc. (b)	14,484	544,888
Landsea Homes Corp. (a)	7,257	105,444
Legacy Housing Corp. (a) (b)	3,039	65,399
LGI Homes, Inc. (a)	6,550	762,224
Lovesac Co. (a)	4,517	102,084
M/I Homes, Inc. (a)	8,699	1,185,587
MDC Holdings, Inc. (b)	19,668	1,237,314
Meritage Homes Corp. (c)	11,778	2,066,568
Skyline Champion Corp. (a)	17,689	1,503,742
Snap One Holdings Corp. (a) (b)	5,851	50,436
Sonos, Inc. (a)	41,381	788,722
Taylor Morrison Home Corp. (a)	33,644	2,091,647
Tri Pointe Homes, Inc. (a)	30,895	1,194,401
Vizio Holding Corp. - Class A (a) (b)	24,137	264,059
Worthington Enterprises, Inc. (b)	10,048	625,287

		20,989,183

Household Products—0.3%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	16,462	607,777
Central Garden & Pet Co. (Voting Shares) (a) (b)	3,370	144,337
Energizer Holdings, Inc.	23,993	706,354
Oil-Dri Corp. of America	1,659	123,695
WD-40 Co. (b)	4,343	1,100,125

		2,682,288

Independent Power and Renewable Electricity Producers—0.2%
Altus Power, Inc. (a) (b)	15,293	73,101
Montauk Renewables, Inc. (a)	14,581	60,657
Ormat Technologies, Inc. (b)	17,317	1,146,212
Sunnova Energy International, Inc. (a) (b)	25,579	156,799

		1,436,769

Industrial Conglomerates—0.0%
Brookfield Business Corp. - Class A	9,192	221,895

Industrial REITs—0.4%
Innovative Industrial Properties, Inc.	8,911	922,645
LXP Industrial Trust (b)	88,356	796,971
Plymouth Industrial REIT, Inc. (b)	14,464	325,440
Terreno Realty Corp.	27,142	1,802,229

		3,847,285

Insurance—1.8%
Ambac Financial Group, Inc. (a)	13,373	209,020
American Coastal Insurance Corp. - Class C (a) (b)	6,686	71,473
American Equity Investment Life Holding Co. (a)	25,389	1,427,370
AMERISAFE, Inc.	6,171	309,599
BRP Group, Inc. - Class A (a) (b)	19,116	553,217
CNO Financial Group, Inc.	35,535	976,502
Donegal Group, Inc. - Class A (b)	5,184	73,302

Insurance—(Continued)
eHealth, Inc. (a)	1,812	10,926
Employers Holdings, Inc.	8,580	389,446
Enstar Group Ltd. (a)	3,858	1,198,912
F&G Annuities & Life, Inc.	6,468	262,277
Fidelis Insurance Holdings Ltd.	19,783	385,373
Genworth Financial, Inc. - Class A (a)	143,429	922,249
Goosehead Insurance, Inc. - Class A (a) (b)	6,694	445,954
Greenlight Capital Re Ltd. - Class A (a) (b)	5,466	68,161
Hamilton Insurance Group Ltd. - Class B (a)	5,796	80,738
HCI Group, Inc. (b)	2,359	273,833
Hippo Holdings, Inc. (a) (b)	3,766	68,805
Horace Mann Educators Corp.	13,726	507,725
Investors Title Co. (b)	444	72,456
James River Group Holdings Ltd.	6,924	64,393
Lemonade, Inc. (a) (b)	17,084	280,348
MBIA, Inc. (a)	14,748	99,697
Mercury General Corp. (b)	9,027	465,793
National Western Life Group, Inc. - Class A	725	356,671
Oscar Health, Inc. - Class A (a)	52,292	777,582
Palomar Holdings, Inc. (a)	7,992	669,969
ProAssurance Corp. (a)	16,084	206,840
Safety Insurance Group, Inc. (b)	4,806	395,005
Selective Insurance Group, Inc.	19,535	2,132,636
Selectquote, Inc. (a)	45,999	91,998
SiriusPoint Ltd. (a) (b)	23,338	296,626
Skyward Specialty Insurance Group, Inc. (a)	9,738	364,299
Stewart Information Services Corp.	8,566	557,304
Tiptree, Inc.	8,311	143,614
Trupanion, Inc. (a) (b)	13,150	363,072
United Fire Group, Inc.	7,479	162,818
Universal Insurance Holdings, Inc.	7,898	160,487

		15,896,490

Interactive Media & Services—0.6%
Bumble, Inc. - Class A (a)	34,027	386,207
Cargurus, Inc. (a)	30,918	713,587
Cars.com, Inc. (a) (b)	21,736	373,425
EverQuote, Inc. - Class A (a) (b)	6,835	126,858
fuboTV, Inc. (a) (b)	96,554	152,555
Grindr, Inc. (a) (b)	14,425	146,125
MediaAlpha, Inc. - Class A (a)	7,680	156,442
Nextdoor Holdings, Inc. (a) (b)	50,708	114,093
Outbrain, Inc. (a) (b)	14,473	57,168
QuinStreet, Inc. (a)	18,173	320,935
Shutterstock, Inc. (b)	7,975	365,335
TrueCar, Inc. (a)	29,389	99,629
Vimeo, Inc. (a)	49,749	203,473
Yelp, Inc. (a) (b)	21,466	845,760
Ziff Davis, Inc. (a)	15,027	947,302
ZipRecruiter, Inc. - Class A (a)	22,136	254,343

		5,263,237

IT Services—0.4%
Applied Digital Corp. (a) (b)	28,272	121,004
BigCommerce Holdings, Inc. - Series 1 (a)	21,617	148,941
Couchbase, Inc. (a) (b)	11,669	307,011

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
DigitalOcean Holdings, Inc. (a) (b)	19,835	$757,300
Fastly, Inc. - Class A (a) (b)	39,783	515,986
Grid Dynamics Holdings, Inc. (a) (b)	18,166	223,260
Hackett Group, Inc.	8,402	204,169
Information Services Group, Inc.	11,499	46,456
Perficient, Inc. (a)	10,846	610,521
Squarespace, Inc. - Class A (a)	18,434	671,735
Thoughtworks Holding, Inc. (a) (b)	32,126	81,279
Tucows, Inc. - Class A (a) (b)	3,376	62,659
Unisys Corp. (a)	21,786	106,969

		3,857,290

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	9,851	649,674
AMMO, Inc. (a) (b)	33,699	92,672
Clarus Corp. (b)	2,860	19,305
Escalade, Inc. (b)	3,400	46,750
Funko, Inc. - Class A (a) (b)	5,015	31,294
JAKKS Pacific, Inc. (a)	2,462	60,811
Johnson Outdoors, Inc. - Class A	1,720	79,309
Malibu Boats, Inc. - Class A (a) (b)	6,721	290,885
MasterCraft Boat Holdings, Inc. (a)	5,986	141,988
Smith & Wesson Brands, Inc. (b)	15,475	268,646
Sturm Ruger & Co., Inc.	6,188	285,576
Topgolf Callaway Brands Corp. (a) (b)	45,286	732,275
Vista Outdoor, Inc. (a) (b)	19,339	633,932

		3,333,117

Life Sciences Tools & Services—0.2%
Adaptive Biotechnologies Corp. (a) (b)	37,221	119,479
BioLife Solutions, Inc. (a) (b)	11,463	212,639
Codexis, Inc. (a) (b)	23,141	80,762
CryoPort, Inc. (a) (b)	14,444	255,659
Cytek Biosciences, Inc. (a) (b)	39,465	264,810
Harvard Bioscience, Inc. (a) (b)	13,580	57,579
MaxCyte, Inc. (a) (b)	27,656	115,878
Mesa Laboratories, Inc. (b)	1,730	189,833
OmniAb, Inc. (a) (b)	32,073	173,836
Pacific Biosciences of California, Inc. (a) (b)	72,944	273,540
Quanterix Corp. (a) (b)	11,230	264,579
Quantum-Si, Inc. (a) (b)	36,008	70,936

		2,079,530

Machinery—3.6%
3D Systems Corp. (a) (b)	42,451	188,482
Alamo Group, Inc.	3,307	755,087
Albany International Corp. - Class A	10,130	947,256
Astec Industries, Inc.	7,396	323,279
Atmus Filtration Technologies, Inc. (a)	27,502	886,940
Barnes Group, Inc. (b)	16,460	611,489
Blue Bird Corp. (a)	8,457	324,241
Chart Industries, Inc. (a) (b)	13,945	2,297,020
Columbus McKinnon Corp.	9,111	406,624
Commercial Vehicle Group, Inc. (a) (b)	4,039	25,971
Desktop Metal, Inc. - Class A (a) (b)	100,773	88,680
Douglas Dynamics, Inc.	7,665	184,880

Machinery—(Continued)
Energy Recovery, Inc. (a) (b)	18,812	297,042
Enerpac Tool Group Corp.	17,412	620,912
Enpro, Inc. (b)	6,763	1,141,392
ESCO Technologies, Inc.	8,454	905,001
Federal Signal Corp.	19,444	1,650,212
Franklin Electric Co., Inc. (b)	14,986	1,600,655
Gencor Industries, Inc. (a)	3,563	59,466
Gorman-Rupp Co.	7,300	288,715
Greenbrier Cos., Inc. (b)	9,698	505,266
Helios Technologies, Inc.	11,222	501,511
Hillenbrand, Inc. (b)	22,561	1,134,593
Hillman Solutions Corp. (a)	65,799	700,101
Hyliion Holdings Corp. (a) (b)	28,267	49,750
Hyster-Yale Materials Handling, Inc. (b)	3,777	242,370
John Bean Technologies Corp. (b)	10,453	1,096,415
Kadant, Inc. (b)	3,754	1,231,687
Kennametal, Inc. (b)	25,387	633,152
Lindsay Corp. (b)	3,673	432,165
Luxfer Holdings PLC	8,670	89,908
Manitowoc Co., Inc. (a)	11,674	165,070
Mayville Engineering Co., Inc. (a)	3,733	53,494
Microvast Holdings, Inc. (a) (b)	80,457	67,343
Miller Industries, Inc.	3,305	165,581
Mueller Industries, Inc. (b)	36,359	1,960,841
Mueller Water Products, Inc. - Class A	49,823	801,652
Nikola Corp. (a) (b)	247,136	257,021
Omega Flex, Inc. (b)	1,112	78,874
Park-Ohio Holdings Corp. (b)	2,839	75,745
Proto Labs, Inc. (a)	8,980	321,035
REV Group, Inc.	10,161	224,457
Shyft Group, Inc.	10,757	133,602
SPX Technologies, Inc. (a) (b)	14,221	1,751,032
Standex International Corp. (b)	3,756	684,418
Tennant Co.	5,981	727,349
Terex Corp.	21,578	1,389,623
Titan International, Inc. (a) (b)	15,492	193,030
Trinity Industries, Inc. (b)	25,726	716,469
Wabash National Corp. (b)	15,639	468,232
Watts Water Technologies, Inc. - Class A	8,874	1,886,169

		32,341,299

Marine Transportation—0.3%
Costamare, Inc. (b)	14,222	161,420
Eagle Bulk Shipping, Inc. (b)	3,104	193,907
Genco Shipping & Trading Ltd.	14,141	287,486
Golden Ocean Group Ltd.	39,628	513,579
Himalaya Shipping Ltd. (a)	10,455	80,608
Matson, Inc.	11,136	1,251,686
Pangaea Logistics Solutions Ltd.	6,411	44,685
Safe Bulkers, Inc.	21,483	106,556

		2,639,927

Media—0.6%
Advantage Solutions, Inc. (a) (b)	30,961	134,061
AMC Networks, Inc. - Class A (a) (b)	10,133	122,913
Boston Omaha Corp. - Class A (a) (b)	7,716	119,289

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Cardlytics, Inc. (a) (b)	11,459	$166,041
Clear Channel Outdoor Holdings, Inc. (a) (b)	122,730	202,504
EchoStar Corp. - Class A (a) (b)	40,964	583,737
EW Scripps Co. - Class A (a)	9,546	37,516
Gambling.com Group Ltd. (a) (b)	3,973	36,273
Gannett Co., Inc. (a) (b)	48,177	117,552
Gray Television, Inc.	27,774	175,532
iHeartMedia, Inc. - Class A (a) (b)	35,076	73,309
Integral Ad Science Holding Corp. (a)	22,270	222,032
John Wiley & Sons, Inc. - Class A	12,175	464,233
Magnite, Inc. (a) (b)	41,318	444,168
PubMatic, Inc. - Class A (a) (b)	14,669	347,949
Scholastic Corp.	8,189	308,807
Sinclair, Inc. (b)	9,848	132,653
Stagwell, Inc. (a) (b)	27,335	170,024
TechTarget, Inc. (a) (b)	9,094	300,829
TEGNA, Inc. (b)	63,719	951,962
Thryv Holdings, Inc. (a) (b)	10,544	234,393
WideOpenWest, Inc. (a) (b)	16,338	59,144

		5,404,921

Metals & Mining—1.8%
Alpha Metallurgical Resources, Inc. (b)	3,745	1,240,232
Arch Resources, Inc.	5,875	944,641
ATI, Inc. (a) (b)	41,842	2,141,055
Caledonia Mining Corp. PLC (b)	5,546	61,394
Carpenter Technology Corp.	15,480	1,105,582
Century Aluminum Co. (a) (b)	14,356	220,939
Coeur Mining, Inc. (a) (b)	115,633	435,936
Commercial Metals Co.	37,999	2,233,201
Compass Minerals International, Inc. (b)	11,864	186,739
Constellium SE (a)	42,559	940,980
Contango ORE, Inc. (a) (b)	2,967	58,895
Dakota Gold Corp. (a) (b)	22,662	53,709
Haynes International, Inc.	4,204	252,744
Hecla Mining Co. (b)	196,666	945,963
i-80 Gold Corp. (a) (b)	67,373	90,280
Ivanhoe Electric, Inc. (a) (b)	21,608	211,758
Kaiser Aluminum Corp.	5,296	473,251
Materion Corp.	6,543	862,040
Metallus, Inc. (a) (b)	14,154	314,927
Novagold Resources, Inc. (a)	78,128	234,384
Olympic Steel, Inc.	3,243	229,864
Perpetua Resources Corp. (a)	13,624	56,676
Piedmont Lithium, Inc. (a) (b)	6,114	81,438
Radius Recycling, Inc.	8,757	185,035
Ramaco Resources, Inc. - Class A	7,675	129,247
Ryerson Holding Corp.	9,373	313,996
SunCoke Energy, Inc.	25,269	284,782
Warrior Met Coal, Inc.	16,462	999,243
Worthington Steel, Inc.	10,048	360,221

		15,649,152

Mortgage Real Estate Investment Trusts—1.0%
AFC Gamma, Inc. (b)	5,786	71,631
Apollo Commercial Real Estate Finance, Inc. (b)	46,637	519,536

Mortgage Real Estate Investment Trusts—(Continued)
Arbor Realty Trust, Inc. (b)	60,290	798,843
ARES Commercial Real Estate Corp. (b)	16,947	126,255
ARMOUR Residential REIT, Inc. (b)	16,406	324,347
Blackstone Mortgage Trust, Inc. - Class A (b)	56,829	1,131,465
BrightSpire Capital, Inc.	41,682	287,189
Chicago Atlantic Real Estate Finance, Inc.	5,740	90,520
Chimera Investment Corp.	60,869	280,606
Claros Mortgage Trust, Inc. (b)	31,509	307,528
Dynex Capital, Inc. (b)	17,851	222,245
Ellington Financial, Inc. (b)	25,082	296,218
Franklin BSP Realty Trust, Inc. (b)	29,093	388,683
Granite Point Mortgage Trust, Inc. (b)	16,812	80,193
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	34,746	986,786
Invesco Mortgage Capital, Inc. (b)	14,200	137,456
KKR Real Estate Finance Trust, Inc. (b)	19,694	198,122
Ladder Capital Corp.	35,553	395,705
MFA Financial, Inc. (b)	29,967	341,923
New York Mortgage Trust, Inc. (b)	23,775	171,180
Orchid Island Capital, Inc. (b)	16,797	149,997
PennyMac Mortgage Investment Trust	29,854	438,257
Ready Capital Corp. (b)	49,614	452,976
Redwood Trust, Inc. (b)	42,639	271,610
TPG RE Finance Trust, Inc. (b)	20,840	160,885
Two Harbors Investment Corp. (b)	32,684	432,736

		9,062,892

Multi-Utilities—0.4%
Avista Corp.	25,510	893,360
Black Hills Corp.	22,343	1,219,928
Northwestern Energy Group, Inc. (b)	20,178	1,027,665
Unitil Corp.	5,057	264,734

		3,405,687

Office REITs—0.6%
Brandywine Realty Trust (b)	55,121	264,581
City Office REIT, Inc.	1,027	5,351
COPT Defense Properties	35,838	866,204
Douglas Emmett, Inc. (b)	54,193	751,657
Easterly Government Properties, Inc. (b)	30,700	353,357
Equity Commonwealth (a)	33,220	627,194
Hudson Pacific Properties, Inc. (b)	41,805	269,642
JBG SMITH Properties (b)	30,278	485,962
Orion Office REIT, Inc. (b)	8,174	28,691
Paramount Group, Inc. (b)	59,867	280,776
Peakstone Realty Trust (b)	12,370	199,528
Piedmont Office Realty Trust, Inc. - Class A	39,989	281,123
Postal Realty Trust, Inc. - Class A	5,867	84,015
SL Green Realty Corp. (b)	21,168	1,166,992

		5,665,073

Oil, Gas & Consumable Fuels—4.5%
Amplify Energy Corp. (a)	5,495	36,322
Ardmore Shipping Corp. (b)	13,795	226,514
Berry Corp. (b)	24,541	197,555
California Resources Corp. (b)	22,504	1,239,970
Centrus Energy Corp. - Class A (a) (b)	4,135	171,727

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Chord Energy Corp.	13,607	$2,425,312
Civitas Resources, Inc.	26,234	1,991,423
Clean Energy Fuels Corp. (a) (b)	55,439	148,577
CNX Resources Corp. (a) (b)	50,499	1,197,836
Comstock Resources, Inc. (b)	25,910	240,445
CONSOL Energy, Inc.	9,667	809,708
Crescent Energy Co. - Class A (b)	26,200	311,780
CVR Energy, Inc.	10,082	359,524
Delek U.S. Holdings, Inc.	20,483	629,647
DHT Holdings, Inc.	42,384	487,416
Dorian LPG Ltd.	11,086	426,368
Encore Energy Corp. (a) (b)	49,010	214,664
Energy Fuels, Inc. (a) (b)	51,700	325,193
Equitrans Midstream Corp.	141,733	1,770,245
Evolution Petroleum Corp. (b)	10,364	63,635
Excelerate Energy, Inc. - Class A (b)	6,800	108,936
FLEX LNG Ltd. (b)	10,006	254,453
FutureFuel Corp.	8,554	68,860
Gevo, Inc. (a) (b)	79,614	61,199
Golar LNG Ltd. (b)	32,510	782,191
Granite Ridge Resources, Inc. (b)	9,296	60,424
Green Plains, Inc. (a) (b)	19,518	451,256
Gulfport Energy Corp. (a)	3,698	592,124
Hallador Energy Co. (a) (b)	2,108	11,236
HighPeak Energy, Inc. (b)	4,361	68,773
International Seaways, Inc. (b)	12,849	683,567
Kinetik Holdings, Inc.	11,766	469,110
Kosmos Energy Ltd. (a)	145,256	865,726
Magnolia Oil & Gas Corp. - Class A (b)	56,948	1,477,801
Matador Resources Co. (b)	36,760	2,454,465
Murphy Oil Corp.	46,789	2,138,257
NextDecade Corp. (a) (b)	25,527	144,993
Nordic American Tankers Ltd. (b)	66,175	259,406
Northern Oil & Gas, Inc. (b)	28,201	1,119,016
Overseas Shipholding Group, Inc. - Class A	12,666	81,062
Par Pacific Holdings, Inc. (a)	18,554	687,611
PBF Energy, Inc. - Class A	35,453	2,041,029
Peabody Energy Corp. (b)	36,382	882,627
Permian Resources Corp. (b)	146,750	2,591,605
REX American Resources Corp. (a)	5,256	308,580
Riley Exploration Permian, Inc. (b)	3,073	101,409
Ring Energy, Inc. (a) (b)	39,822	78,051
SandRidge Energy, Inc. (b)	10,783	157,108
Scorpio Tankers, Inc.	15,184	1,086,415
SFL Corp. Ltd.	36,310	478,566
SilverBow Resources, Inc. (a) (b)	7,038	240,277
Sitio Royalties Corp. - Class A (b)	27,084	669,516
SM Energy Co. (b)	37,295	1,859,156
Talos Energy, Inc. (a)	43,086	600,188
Teekay Corp. (a)	18,814	136,966
Teekay Tankers Ltd. - Class A	8,028	468,915
Tellurian, Inc. (a) (b)	190,373	125,913
Uranium Energy Corp. (a) (b)	117,047	790,067
VAALCO Energy, Inc. (b)	34,314	239,169
Vital Energy, Inc. (a) (b)	7,782	408,866
Vitesse Energy, Inc. (b)	8,582	203,651
W&T Offshore, Inc. (b)	32,511	86,154
World Kinect Corp.	19,981	528,497

		40,197,052

Paper & Forest Products—0.1%
Clearwater Paper Corp. (a)	5,381	235,311
Sylvamo Corp. (b)	11,598	716,061

		951,372

Passenger Airlines—0.4%
Allegiant Travel Co.	5,412	407,037
Blade Air Mobility, Inc. (a) (b)	5,254	14,974
Frontier Group Holdings, Inc. (a) (b)	14,756	119,671
Hawaiian Holdings, Inc. (a)	14,136	188,433
JetBlue Airways Corp. (a) (b)	108,152	802,488
Joby Aviation, Inc. (a) (b)	85,984	460,874
SkyWest, Inc. (a)	12,872	889,198
Spirit Airlines, Inc.	35,466	171,655
Sun Country Airlines Holdings, Inc. (a)	14,201	214,293

		3,268,623

Personal Care Products—1.0%
Beauty Health Co. (a) (b)	27,554	122,340
BellRing Brands, Inc. (a)	42,774	2,524,949
Edgewell Personal Care Co. (b)	16,266	628,518
elf Beauty, Inc. (a)	17,308	3,392,887
Herbalife Ltd. (a) (b)	28,759	289,028
Inter Parfums, Inc.	5,919	831,679
Medifast, Inc. (b)	3,603	138,067
Nature’s Sunshine Products, Inc. (a)	4,578	95,085
Nu Skin Enterprises, Inc. - Class A (b)	16,591	229,454
USANA Health Sciences, Inc. (a)	3,693	179,110
Waldencast PLC - Class A (a)	12,854	83,551

		8,514,668

Pharmaceuticals—1.6%
Amneal Pharmaceuticals, Inc. (a) (b)	33,478	202,877
Amphastar Pharmaceuticals, Inc. (a) (b)	12,064	529,730
Amylyx Pharmaceuticals, Inc. (a)	4,239	12,039
ANI Pharmaceuticals, Inc. (a)	4,883	337,562
Arvinas, Inc. (a) (b)	16,311	673,318
Atea Pharmaceuticals, Inc. (a) (b)	23,307	94,160
Axsome Therapeutics, Inc. (a) (b)	11,769	939,166
Cassava Sciences, Inc. (a) (b)	12,781	259,326
Collegium Pharmaceutical, Inc. (a) (b)	10,277	398,953
Corcept Therapeutics, Inc. (a)	26,919	678,090
CorMedix, Inc. (a) (b)	18,226	77,278
Edgewise Therapeutics, Inc. (a)	18,867	344,134
Enliven Therapeutics, Inc. (a) (b)	7,852	138,117
Evolus, Inc. (a)	12,622	176,708
EyePoint Pharmaceuticals, Inc. (a) (b)	12,088	249,859
Harmony Biosciences Holdings, Inc. (a) (b)	11,160	374,753
Harrow, Inc. (a) (b)	8,750	115,762
Innoviva, Inc. (a)	21,386	325,923
Intra-Cellular Therapies, Inc. (a) (b)	30,407	2,104,164
Ligand Pharmaceuticals, Inc. (a) (b)	5,595	408,994
Liquidia Corp. (a) (b)	16,545	244,039
Longboard Pharmaceuticals, Inc. (a) (b)	8,317	179,647
Marinus Pharmaceuticals, Inc. (a) (b)	16,763	151,538
Neumora Therapeutics, Inc. (a) (b)	5,399	74,236
Nuvation Bio, Inc. (a)	49,483	180,118

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Ocular Therapeutix, Inc. (a) (b)	37,396	$340,304
Omeros Corp. (a) (b)	9,372	32,333
Optinose, Inc. (a) (b)	24,679	36,031
Pacira BioSciences, Inc. (a)	15,246	445,488
Phathom Pharmaceuticals, Inc. (a) (b)	10,477	111,266
Phibro Animal Health Corp. - Class A	6,746	87,226
Pliant Therapeutics, Inc. (a) (b)	18,963	282,549
Prestige Consumer Healthcare, Inc. (a)	16,145	1,171,481
Revance Therapeutics, Inc. (a) (b)	20,416	100,447
Scilex Holding Co. (a) (b)	22,005	34,988
scPharmaceuticals, Inc. (a) (b)	9,727	48,830
SIGA Technologies, Inc. (b)	15,147	129,658
Supernus Pharmaceuticals, Inc. (a) (b)	16,728	570,592
Taro Pharmaceutical Industries Ltd. (a)	2,758	116,774
Tarsus Pharmaceuticals, Inc. (a) (b)	9,885	359,320
Terns Pharmaceuticals, Inc. (a) (b)	14,700	96,432
Theravance Biopharma, Inc. (a) (b)	12,722	114,116
Third Harmonic Bio, Inc. (a) (b)	7,381	69,677
Trevi Therapeutics, Inc. (a) (b)	14,303	49,345
Ventyx Biosciences, Inc. (a)	15,792	86,856
WaVe Life Sciences Ltd. (a) (b)	23,993	148,037
Xeris Biopharma Holdings, Inc. (a) (b)	43,863	96,937
Zevra Therapeutics, Inc. (a) (b)	5,072	29,418

		13,828,596

Professional Services—2.4%
Alight, Inc. - Class A (a)	133,849	1,318,413
ASGN, Inc. (a)	14,830	1,553,591
Asure Software, Inc. (a) (b)	6,393	49,737
Barrett Business Services, Inc.	2,279	288,795
Blacksky Technology, Inc. (a) (b)	10,727	14,589
CBIZ, Inc. (a)	15,660	1,229,310
Conduent, Inc. (a) (b)	55,566	187,813
CRA International, Inc.	2,343	350,466
CSG Systems International, Inc.	9,559	492,671
ExlService Holdings, Inc. (a) (b)	51,771	1,646,318
Exponent, Inc. (b)	16,175	1,337,511
First Advantage Corp. (b)	17,889	290,160
Forrester Research, Inc. (a)	3,344	72,097
Franklin Covey Co. (a) (b)	3,849	151,112
Heidrick & Struggles International, Inc.	6,268	210,981
HireRight Holdings Corp. (a)	5,408	77,172
Huron Consulting Group, Inc. (a)	6,042	583,778
IBEX Holdings Ltd. (a) (b)	3,027	46,707
ICF International, Inc. (b)	6,062	913,119
Innodata, Inc. (a)	1,880	12,408
Insperity, Inc. (b)	11,491	1,259,528
Kelly Services, Inc. - Class A	11,083	277,518
Kforce, Inc. (b)	5,962	420,440
Korn Ferry	16,932	1,113,448
Legalzoom.com, Inc. (a) (b)	43,424	579,276
Maximus, Inc.	19,734	1,655,683
Mistras Group, Inc. (a)	2,474	23,651
NV5 Global, Inc. (a) (b)	4,636	454,374
Parsons Corp. (a) (b)	13,241	1,098,341
Planet Labs PBC (a) (b)	30,686	78,249

Professional Services—(Continued)
Resources Connection, Inc. (b)	8,062	106,096
Sterling Check Corp. (a) (b)	10,883	174,999
TriNet Group, Inc.	10,309	1,365,839
TrueBlue, Inc. (a)	8,085	101,224
TTEC Holdings, Inc.	6,343	65,777
Upwork, Inc. (a)	41,273	506,007
Verra Mobility Corp. (a) (b)	43,540	1,087,194
Willdan Group, Inc. (a)	4,570	132,484

		21,326,876

Real Estate Management & Development—0.6%
Anywhere Real Estate, Inc. (a) (b)	27,447	169,622
Compass, Inc. - Class A (a) (b)	77,879	280,364
Cushman & Wakefield PLC (a)	55,865	584,348
DigitalBridge Group, Inc. (b)	53,465	1,030,271
Douglas Elliman, Inc. (a)	29,035	45,875
eXp World Holdings, Inc. (b)	23,278	240,462
Forestar Group, Inc. (a)	5,572	223,939
FRP Holdings, Inc. (a) (b)	2,285	140,299
Kennedy-Wilson Holdings, Inc. (b)	34,383	295,006
Marcus & Millichap, Inc. (b)	7,486	255,797
Maui Land & Pineapple Co., Inc. (a) (b)	2,503	54,215
Newmark Group, Inc. - Class A	44,390	492,285
Opendoor Technologies, Inc. (a) (b)	168,625	510,934
RE/MAX Holdings, Inc. - Class A	1,189	10,427
Redfin Corp. (a) (b)	35,827	238,250
RMR Group, Inc. - Class A	4,706	112,944
St. Joe Co.	10,901	631,931
Star Holdings (a) (b)	4,337	56,034
Tejon Ranch Co. (a) (b)	7,461	114,974

		5,487,977

Residential REITs—0.4%
Apartment Investment & Management Co. - Class A (a)	44,592	365,208
BRT Apartments Corp. (b)	3,996	67,133
Centerspace (b)	5,179	295,928
Elme Communities	27,419	381,673
Independence Realty Trust, Inc.	72,530	1,169,909
NexPoint Residential Trust, Inc.	7,052	227,004
UMH Properties, Inc. (b)	19,976	324,410
Veris Residential, Inc. (b)	25,556	388,707

		3,219,972

Retail REITs—1.1%
Acadia Realty Trust (b)	32,395	551,039
Alexander’s, Inc.	759	164,809
CBL & Associates Properties, Inc. (b)	9,399	215,331
Getty Realty Corp.	15,914	435,248
InvenTrust Properties Corp.	23,184	596,061
Kite Realty Group Trust	70,652	1,531,735
Macerich Co. (b)	68,557	1,181,237
NETSTREIT Corp. (b)	22,581	414,813
Phillips Edison & Co., Inc. (b)	38,846	1,393,406
Retail Opportunity Investments Corp.	41,820	536,132
Saul Centers, Inc.	3,884	149,495

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Retail REITs—(Continued)
SITE Centers Corp.	61,404	$899,569
Tanger, Inc. (b)	33,335	984,383
Urban Edge Properties (b)	37,458	646,900
Whitestone REIT (b)	15,859	199,030

		9,899,188

Semiconductors & Semiconductor Equipment—2.9%
ACM Research, Inc. - Class A (a)	16,205	472,214
Aehr Test Systems (a) (b)	8,684	107,682
Alpha & Omega Semiconductor Ltd. (a) (b)	7,372	162,479
Ambarella, Inc. (a) (b)	12,522	635,742
Amkor Technology, Inc.	36,237	1,168,281
Atomera, Inc. (a) (b)	352	2,168
Axcelis Technologies, Inc. (a) (b)	10,497	1,170,625
CEVA, Inc. (a) (b)	8,407	190,923
Cohu, Inc. (a)	15,880	529,280
Credo Technology Group Holding Ltd. (a) (b)	40,248	852,855
Diodes, Inc. (a) (b)	14,559	1,026,410
FormFactor, Inc. (a) (b) (c)	25,059	1,143,442
Ichor Holdings Ltd. (a)	9,050	349,511
Impinj, Inc. (a) (b)	7,712	990,298
indie Semiconductor, Inc. - Class A (a) (b)	50,888	360,287
inTEST Corp. (a)	3,622	47,992
Kulicke & Soffa Industries, Inc. (b)	18,462	928,823
MACOM Technology Solutions Holdings, Inc. (a) (b)	17,648	1,687,855
MaxLinear, Inc. (a)	25,368	473,621
Navitas Semiconductor Corp. (a)	28,453	135,721
NVE Corp. (b)	1,605	144,739
Onto Innovation, Inc. (a)	15,656	2,834,988
PDF Solutions, Inc. (a) (b)	10,025	337,542
Photronics, Inc. (a)	19,751	559,348
Power Integrations, Inc. (b)	18,442	1,319,525
Rambus, Inc. (a) (b)	34,660	2,142,335
Semtech Corp. (a) (b)	21,007	577,482
Silicon Laboratories, Inc. (a) (b)	10,310	1,481,753
SiTime Corp. (a) (b)	5,763	537,285
SkyWater Technology, Inc. (a) (b)	6,922	70,397
SMART Global Holdings, Inc. (a) (b)	16,723	440,149
Synaptics, Inc. (a)	12,599	1,229,158
Transphorm, Inc. (a)	10,697	52,522
Ultra Clean Holdings, Inc. (a)	14,480	665,211
Veeco Instruments, Inc. (a) (b)	16,657	585,827

		25,414,470

Software—6.1%
8x8, Inc. (a) (b)	39,949	107,862
A10 Networks, Inc. (b)	23,716	324,672
ACI Worldwide, Inc. (a) (b)	35,078	1,164,940
Adeia, Inc. (b)	35,163	383,980
Agilysys, Inc. (a)	6,690	563,699
Alarm.com Holdings, Inc. (a) (b)	15,561	1,127,706
Alkami Technology, Inc. (a)	13,618	334,594
Altair Engineering, Inc. - Class A (a) (b)	17,553	1,512,191
American Software, Inc. - Class A	8,033	91,978
Amplitude, Inc. - Class A (a) (b)	23,067	250,969
Appfolio, Inc. - Class A (a)	6,125	1,511,282

Software—(Continued)
Appian Corp. - Class A (a) (b)	13,931	556,543
Asana, Inc. - Class A (a) (b)	26,813	415,333
Aurora Innovation, Inc. (a) (b)	117,358	330,950
AvePoint, Inc. (a)	52,062	412,331
Bit Digital, Inc. (a)	25,236	72,427
Blackbaud, Inc. (a) (b)	14,120	1,046,857
BlackLine, Inc. (a)	18,291	1,181,233
Box, Inc. - Class A (a) (b)	45,773	1,296,291
Braze, Inc. - Class A (a)	17,609	780,079
C3.ai, Inc. - Class A (a) (b)	27,271	738,226
Cerence, Inc. (a) (b)	13,068	205,821
Cipher Mining, Inc. (a)	2,567	13,220
Cleanspark, Inc. (a) (b)	62,334	1,322,104
Clear Secure, Inc. - Class A (b)	28,113	597,964
CommVault Systems, Inc. (a)	14,306	1,451,058
Consensus Cloud Solutions, Inc. (a) (b)	6,453	102,345
CS Disco, Inc. (a)	8,074	65,642
Daily Journal Corp. (a) (b)	413	149,345
Digimarc Corp. (a) (b)	4,269	116,031
Digital Turbine, Inc. (a) (b)	31,816	83,358
Domo, Inc. - Class B (a)	9,814	87,541
E2open Parent Holdings, Inc. (a) (b)	47,636	211,504
eGain Corp. (a)	769	4,960
Enfusion, Inc. - Class A (a) (b)	13,228	122,359
Envestnet, Inc. (a) (b)	16,042	928,992
Everbridge, Inc. (a)	13,337	464,528
EverCommerce, Inc. (a) (b)	8,186	77,112
Freshworks, Inc. - Class A (a)	52,777	961,069
Instructure Holdings, Inc. (a) (b)	6,115	130,739
Intapp, Inc. (a) (b)	12,978	445,145
InterDigital, Inc. (b)	8,289	882,447
Jamf Holding Corp. (a) (b)	23,449	430,289
LiveRamp Holdings, Inc. (a) (b)	20,791	717,289
Marathon Digital Holdings, Inc. (a) (b)	72,115	1,628,357
Matterport, Inc. (a) (b)	86,447	195,370
MeridianLink, Inc. (a) (b)	8,983	167,982
MicroStrategy, Inc. - Class A (a) (b)	4,776	8,140,979
Mitek Systems, Inc. (a) (b)	11,705	165,041
Model N, Inc. (a) (b)	12,650	360,145
N-able, Inc. (a)	24,099	314,974
NextNav, Inc. (a) (b)	9,936	65,379
Olo, Inc. - Class A (a)	27,711	152,133
ON24, Inc.	10,058	71,814
OneSpan, Inc. (a)	13,014	151,353
PagerDuty, Inc. (a) (b)	29,670	672,916
PowerSchool Holdings, Inc. - Class A (a) (b)	19,001	404,531
Progress Software Corp.	14,601	778,379
PROS Holdings, Inc. (a) (b)	15,005	545,132
Q2 Holdings, Inc. (a) (b)	18,911	993,962
Qualys, Inc. (a)	12,070	2,014,121
Rapid7, Inc. (a) (b)	19,953	978,495
Red Violet, Inc. (a)	3,327	65,043
Rimini Street, Inc. (a) (b)	17,453	56,897
Riot Platforms, Inc. (a) (b)	63,735	780,116
Sapiens International Corp. NV	9,820	315,811
SEMrush Holdings, Inc. - Class A (a) (b)	10,967	145,422
SolarWinds Corp. (a)	16,368	206,564

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
SoundHound AI, Inc. - Class A (a) (b)	45,047	$265,327
SoundThinking, Inc. (a) (b)	3,138	49,831
Sprinklr, Inc. - Class A (a)	34,779	426,738
Sprout Social, Inc. - Class A (a) (b)	15,663	935,238
SPS Commerce, Inc. (a) (b)	11,909	2,201,974
Tenable Holdings, Inc. (a) (b)	37,055	1,831,629
Terawulf, Inc. (a)	50,108	131,784
Varonis Systems, Inc. (a) (b)	35,077	1,654,582
Verint Systems, Inc. (a)	20,243	671,055
Viant Technology, Inc. - Class A (a) (b)	5,421	57,788
Weave Communications, Inc. (a)	12,297	141,170
Workiva, Inc. (a) (b)	15,901	1,348,405
Xperi, Inc. (a)	14,065	169,624
Yext, Inc. (a)	27,253	164,336
Zeta Global Holdings Corp. - Class A (a)	45,460	496,878
Zuora, Inc. - Class A (a) (b)	42,438	387,035

		54,079,315

Specialized REITs—0.4%
Farmland Partners, Inc. (b)	11,713	130,014
Four Corners Property Trust, Inc. (b)	30,138	737,477
Gladstone Land Corp. (b)	10,827	144,432
Outfront Media, Inc.	49,314	827,982
PotlatchDeltic Corp.	25,038	1,177,287
Safehold, Inc. (b)	16,229	334,318
Uniti Group, Inc. (b)	76,868	453,521

		3,805,031

Specialty Retail—2.7%
1-800-Flowers.com, Inc. - Class A (a) (b)	5,222	56,554
Aaron’s Co., Inc.	10,896	81,720
Abercrombie & Fitch Co. - Class A (a) (b)	15,853	1,986,856
Academy Sports & Outdoors, Inc.	23,534	1,589,486
America’s Car-Mart, Inc. (a)	2,086	133,233
American Eagle Outfitters, Inc. (b)	59,338	1,530,327
Arko Corp. (b)	31,060	177,042
Asbury Automotive Group, Inc. (a) (b)	6,726	1,585,856
BARK, Inc. (a) (b)	15,708	19,478
Beyond, Inc. (a) (b)	15,298	549,351
Boot Barn Holdings, Inc. (a) (b)	9,755	928,188
Buckle, Inc. (b)	10,213	411,278
Build-A-Bear Workshop, Inc. (b)	4,959	148,125
Caleres, Inc. (b)	11,585	475,333
Camping World Holdings, Inc. - Class A (b)	14,044	391,125
Carvana Co. (a) (b)	33,203	2,918,876
Children’s Place, Inc. (a) (b)	3,971	45,825
Designer Brands, Inc. - Class A (b)	12,484	136,450
Destination XL Group, Inc. (a) (b)	19,032	68,515
EVgo, Inc. (a) (b)	35,639	89,454
Foot Locker, Inc.	27,087	771,980
Genesco, Inc. (a) (b)	3,961	111,463
Group 1 Automotive, Inc. (b)	4,437	1,296,625
Guess?, Inc. (b)	9,669	304,283
Haverty Furniture Cos., Inc.	4,960	169,235
Hibbett, Inc. (b)	3,579	274,903
Leslie’s, Inc. (a) (b)	59,966	389,779

Specialty Retail—(Continued)
MarineMax, Inc. (a) (b)	7,339	244,095
Monro, Inc. (b)	10,365	326,912
National Vision Holdings, Inc. (a)	26,199	580,570
ODP Corp. (a) (b)	10,699	567,582
OneWater Marine, Inc. - Class A (a) (b)	3,644	102,579
Revolve Group, Inc. (a) (b)	14,472	306,372
Sally Beauty Holdings, Inc. (a) (b)	36,161	449,120
Shoe Carnival, Inc. (b)	6,132	224,676
Signet Jewelers Ltd. (b)	14,078	1,408,785
Sleep Number Corp. (a)	7,502	120,257
Sonic Automotive, Inc. - Class A (b)	5,221	297,284
Stitch Fix, Inc. - Class A (a)	30,367	80,169
ThredUp, Inc. - Class A (a) (b)	26,844	53,688
Tile Shop Holdings, Inc. (a)	3,523	24,767
Tilly’s, Inc. - Class A (a)	2,105	14,314
Upbound Group, Inc. (b)	17,965	632,548
Urban Outfitters, Inc. (a)	20,536	891,673
Warby Parker, Inc. - Class A (a) (b)	28,895	393,261
Winmark Corp.	884	319,743
Zumiez, Inc. (a)	5,111	77,636

		23,757,371

Technology Hardware, Storage & Peripherals—2.0%
Corsair Gaming, Inc. (a) (b)	13,698	169,033
Eastman Kodak Co. (a)	19,043	94,263
Immersion Corp.	5,654	42,292
IonQ, Inc. (a) (b)	54,320	542,657
Super Micro Computer, Inc. (a)	16,354	16,518,031
Turtle Beach Corp. (a)	5,364	92,475
Xerox Holdings Corp. (b)	35,996	644,328

		18,103,079

Textiles, Apparel & Luxury Goods—0.5%
Figs, Inc. - Class A (a) (b)	36,061	179,584
G-III Apparel Group Ltd. (a) (b)	13,787	399,961
Hanesbrands, Inc. (a) (b)	113,805	660,069
Kontoor Brands, Inc. (b)	18,006	1,084,862
Movado Group, Inc.	4,696	131,159
Oxford Industries, Inc. (b)	4,988	560,651
Rocky Brands, Inc.	2,393	64,922
Steven Madden Ltd.	24,319	1,028,207
Vera Bradley, Inc. (a)	2,528	17,191
Wolverine World Wide, Inc. (b)	25,334	283,994

		4,410,600

Tobacco—0.1%
Ispire Technology, Inc. (a)	6,668	40,875
Turning Point Brands, Inc.	5,617	164,578
Universal Corp.	8,059	416,811
Vector Group Ltd.	45,013	493,343

		1,115,607

Trading Companies & Distributors—2.1%
Alta Equipment Group, Inc.	7,040	91,168
Applied Industrial Technologies, Inc.	12,300	2,429,865

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—(Continued)
Beacon Roofing Supply, Inc. (a)	20,512	$2,010,586
BlueLinx Holdings, Inc. (a)	2,908	378,738
Boise Cascade Co. (b)	12,883	1,975,866
Custom Truck One Source, Inc. (a) (b)	18,130	105,517
Distribution Solutions Group, Inc. (a) (b)	3,388	120,206
DNOW, Inc. (a)	33,807	513,866
DXP Enterprises, Inc. (a)	3,964	212,986
EVI Industries, Inc.	2,121	52,813
FTAI Aviation Ltd. (b)	32,382	2,179,309
GATX Corp. (b)	11,522	1,544,294
Global Industrial Co.	3,989	178,627
GMS, Inc. (a)	12,891	1,254,810
H&E Equipment Services, Inc.	10,452	670,809
Herc Holdings, Inc.	9,172	1,543,648
Hudson Technologies, Inc. (a)	11,149	122,751
Karat Packaging, Inc.	2,148	61,454
McGrath RentCorp (b)	7,968	983,012
MRC Global, Inc. (a)	28,411	357,126
Rush Enterprises, Inc. - Class A (b)	19,997	1,070,239
Rush Enterprises, Inc. - Class B	2,708	144,309
Titan Machinery, Inc. (a)	6,828	169,403
Transcat, Inc. (a)	2,736	304,872
Willis Lease Finance Corp. (a)	960	47,635
Xometry, Inc. - Class A (a) (b)	11,657	196,887

		18,720,796

Water Utilities—0.4%
American States Water Co.	12,211	882,123
Artesian Resources Corp. - Class A (b)	2,874	106,654
California Water Service Group	18,416	855,976
Consolidated Water Co. Ltd. (b)	5,040	147,722
Global Water Resources, Inc. (b)	1,288	16,538
Middlesex Water Co.	5,991	314,527
Pure Cycle Corp. (a)	6,829	64,875
SJW Group	10,391	588,027
York Water Co. (b)	5,110	185,340

		3,161,782

Wireless Telecommunication Services—0.1%
Gogo, Inc. (a) (b)	17,676	155,195
Spok Holdings, Inc.	5,955	94,982
Telephone & Data Systems, Inc.	32,125	514,643
Tingo Group, Inc. (a) (b)	44,053	1,128

		765,948

Total Common Stocks (Cost $593,958,329)		856,921,608

Mutual Funds—1.2%

Investment Company Securities—1.2%
iShares Russell 2000 ETF (b) (Cost $10,319,155)	52,300	10,998,690

Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Biotechnology—0.0%
Cartesian Therapeutics, Inc. (a) (b)	39,548	7,119
Chinook Therapeutics, Inc. (a)	19,453	7,587
Icosavax, Inc. (a)	9,579	2,969
Tobira Therapeutics, Inc. (a) (d) (e)	4,660	37,094

Total Rights (Cost $17,058)		54,769

Warrants—0.0%

Energy Equipment & Services—0.0%
Nabors Industries Ltd., Expires 06/11/26 (a) (Cost $0)	882	7,232

Short-Term Investment—2.2%

U.S. Treasury—2.2%
U.S. Treasury Bill 2.660%, 04/02/24 (f)	19,375,000	19,372,190

Total Short-Term Investments (Cost $19,372,176)		19,372,190

Securities Lending Reinvestments (g)—21.4%

Certificates of Deposit—3.2%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (h)	2,000,000	1,999,997
Bank of Nova Scotia 5.630%, SOFR + 0.300%, 03/13/25 (h)	2,000,000	1,999,972
5.640%, SOFR + 0.310%, 03/19/25 (h)	1,000,000	999,990
Barclays Bank PLC 5.650%, SOFR + 0.320%, 06/20/24 (h)	2,000,000	2,001,012
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/09/24	1,000,000	993,770
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	1,000,000	988,590
Mizuho Bank Ltd. 5.500%, SOFR + 0.170%, 08/06/24 (h)	1,000,000	1,000,104
5.730%, SOFR + 0.400%, 04/18/24 (h)	1,000,000	1,000,154
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (h)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.500%, SOFR + 0.170%, 09/16/24 (h)	2,000,000	1,999,872
SMBC Bank International PLC
Zero Coupon, 05/07/24	2,000,000	1,988,140
Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (h)	2,000,000	2,000,342
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 05/07/24	2,000,000	1,988,140
5.730%, SOFR + 0.400%, 04/24/24 (h)	2,000,000	2,000,432

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (h)	2,000,000	$2,003,756

		27,916,343

Commercial Paper—1.0%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	2,000,000	1,993,674
5.660%, SOFR + 0.330%, 04/18/24 (h)	2,000,000	2,000,196
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (h)	3,000,000	2,999,988
Old Line Funding LLC 5.450%, SOFR + 0.120%, 05/08/24 (h)	2,000,000	1,999,994

		8,993,852

Repurchase Agreements—13.9%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $12,405,632; collateralized by various Common Stock with an aggregate market value of $13,811,390.	12,400,000	12,400,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $7,003,162; collateralized by various Common Stock with an aggregate market value of $7,800,025.	7,000,000	7,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,000,908; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $2,046,687.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $2,010,928; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $6,180,992; collateralized by various Common Stock with an aggregate market value of $6,600,002.	6,000,000	6,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $17,100,451; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $17,434,760.	17,092,902	17,092,902
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $19,020,135; collateralized by various Common Stock with an aggregate market value of $21,168,633.	19,000,000	19,000,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $6,002,735; collateralized by various Common Stock with an aggregate market value of $6,695,017.	6,000,000	6,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $25,611,691; collateralized by various Common Stock with an aggregate market value of $28,557,121.	25,600,000	25,600,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $2,121,962; collateralized by various Common Stock with an aggregate market value of $2,364,017.	2,121,000	2,121,000
TD Prime Services LLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $19,458,785; collateralized by various Common Stock with an aggregate market value of $21,398,234.	19,450,000	19,450,000

		123,663,902

Time Deposits—1.7%
Banco Santander SA (NY) 5.310%, 04/01/24	5,000,000	5,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	5,000,000	5,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (h)	5,000,000	5,000,000

		15,000,000

Mutual Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (i)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (i)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (i)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (i)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (i)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (i)	2,000,000	2,000,000

		14,000,000

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Value
Total Securities Lending Reinvestments (Cost $189,573,872)	$189,574,097

Total Investments - 121.4% (Cost $813,240,590)	1,076,928,586
Other assets and liabilities (net) — (21.4)%	(189,839,380)

Net Assets—100.0%	$887,089,206

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $272,380,189 and the collateral received consisted of cash in the amount of $189,457,152 and non-cash collateral with a value of $89,474,748. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $3,263,595.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/21/24	178	USD 19,098,510	$459,914

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,362,691	$—	$—	$7,362,691
Air Freight & Logistics	1,427,798	—	—	1,427,798
Automobile Components	10,823,731	—	—	10,823,731
Automobiles	703,449	—	—	703,449
Banks	72,656,646	—	—	72,656,646
Beverages	3,478,459	—	—	3,478,459
Biotechnology	67,324,403	—	—	67,324,403
Broadline Retail	740,377	—	—	740,377
Building Products	17,620,340	—	—	17,620,340
Capital Markets	11,721,657	—	—	11,721,657
Chemicals	16,396,090	—	—	16,396,090
Commercial Services & Supplies	13,704,996	—	—	13,704,996
Communications Equipment	4,134,006	—	—	4,134,006
Construction & Engineering	16,721,638	—	—	16,721,638
Construction Materials	3,398,045	—	—	3,398,045
Consumer Finance	6,445,844	—	—	6,445,844
Consumer Staples Distribution & Retail	5,122,311	—	—	5,122,311
Containers & Packaging	2,409,978	—	—	2,409,978
Distributors	65,609	—	—	65,609
Diversified Consumer Services	9,193,120	—	—	9,193,120
Diversified REITs	4,727,340	—	—	4,727,340
Diversified Telecommunication Services	3,258,365	—	—	3,258,365
Electric Utilities	5,662,335	—	—	5,662,335
Electrical Equipment	12,219,404	—	—	12,219,404
Electronic Equipment, Instruments & Components	22,577,648	—	—	22,577,648
Energy Equipment & Services	22,040,999	—	—	22,040,999
Entertainment	3,560,292	—	—	3,560,292
Financial Services	20,971,370	—	—	20,971,370
Food Products	7,632,833	—	—	7,632,833
Gas Utilities	7,672,149	—	—	7,672,149
Ground Transportation	3,835,110	—	—	3,835,110
Health Care Equipment & Supplies	22,562,042	—	—	22,562,042
Health Care Providers & Services	21,943,005	—	0	21,943,005
Health Care REITs	4,069,113	—	—	4,069,113
Health Care Technology	3,116,716	—	—	3,116,716
Hotel & Resort REITs	7,098,546	—	—	7,098,546
Hotels, Restaurants & Leisure	18,718,795	—	—	18,718,795
Household Durables	20,989,183	—	—	20,989,183
Household Products	2,682,288	—	—	2,682,288
Independent Power and Renewable Electricity Producers	1,436,769	—	—	1,436,769
Industrial Conglomerates	221,895	—	—	221,895

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial REITs	$3,847,285	$—	$—	$3,847,285
Insurance	15,896,490	—	—	15,896,490
Interactive Media & Services	5,263,237	—	—	5,263,237
IT Services	3,857,290	—	—	3,857,290
Leisure Products	3,333,117	—	—	3,333,117
Life Sciences Tools & Services	2,079,530	—	—	2,079,530
Machinery	32,341,299	—	—	32,341,299
Marine Transportation	2,639,927	—	—	2,639,927
Media	5,404,921	—	—	5,404,921
Metals & Mining	15,649,152	—	—	15,649,152
Mortgage Real Estate Investment Trusts	9,062,892	—	—	9,062,892
Multi-Utilities	3,405,687	—	—	3,405,687
Office REITs	5,665,073	—	—	5,665,073
Oil, Gas & Consumable Fuels	40,197,052	—	—	40,197,052
Paper & Forest Products	951,372	—	—	951,372
Passenger Airlines	3,268,623	—	—	3,268,623
Personal Care Products	8,514,668	—	—	8,514,668
Pharmaceuticals	13,828,596	—	—	13,828,596
Professional Services	21,326,876	—	—	21,326,876
Real Estate Management & Development	5,487,977	—	—	5,487,977
Residential REITs	3,219,972	—	—	3,219,972
Retail REITs	9,899,188	—	—	9,899,188
Semiconductors & Semiconductor Equipment	25,414,470	—	—	25,414,470
Software	54,079,315	—	—	54,079,315
Specialized REITs	3,805,031	—	—	3,805,031
Specialty Retail	23,757,371	—	—	23,757,371
Technology Hardware, Storage & Peripherals	18,103,079	—	—	18,103,079
Textiles, Apparel & Luxury Goods	4,410,600	—	—	4,410,600
Tobacco	1,115,607	—	—	1,115,607
Trading Companies & Distributors	18,720,796	—	—	18,720,796
Water Utilities	3,161,782	—	—	3,161,782
Wireless Telecommunication Services	765,948	—	—	765,948
Total Common Stocks	856,921,608	—	0	856,921,608
Total Mutual Funds*	10,998,690	—	—	10,998,690
Rights
Biotechnology	—	17,675	37,094	54,769
Total Warrants*	7,232	—	—	7,232
Total Short-Term Investment*	—	19,372,190	—	19,372,190
Securities Lending Reinvestments
Certificates of Deposit	—	27,916,343	—	27,916,343
Commercial Paper	—	8,993,852	—	8,993,852
Repurchase Agreements	—	123,663,902	—	123,663,902
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	175,574,097	—	189,574,097
Total Investments	$881,927,530	$194,963,962	$37,094	$1,076,928,586
Collateral for Securities Loaned (Liability)	—	$(189,457,152)	$—	$(189,457,152)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$459,914	$—	$—	$459,914

* See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

During the period ended March 31, 2024, a transfer out of Level 3 in the amount of $30,397 was due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-212

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Axon Enterprise, Inc. (a)	12,382	$3,874,080
Boeing Co. (a)	100,815	19,456,287
General Dynamics Corp.	39,909	11,273,893
Howmet Aerospace, Inc.	68,757	4,705,042
Huntington Ingalls Industries, Inc.	6,959	2,028,340
L3Harris Technologies, Inc.	33,317	7,099,853
Lockheed Martin Corp.	37,804	17,195,905
Northrop Grumman Corp.	24,791	11,866,460
RTX Corp.	233,230	22,746,922
Textron, Inc.	34,453	3,305,076
TransDigm Group, Inc.	9,775	12,038,890

		115,590,748

Air Freight & Logistics—0.4%
C.H. Robinson Worldwide, Inc. (b)	20,504	1,561,175
Expeditors International of Washington, Inc. (b)	25,556	3,106,843
FedEx Corp.	40,412	11,708,973
United Parcel Service, Inc. - Class B	127,134	18,895,926

		35,272,917

Automobile Components—0.1%
Aptiv PLC (a) (b)	49,049	3,906,753
BorgWarner, Inc. (b)	40,390	1,403,148

		5,309,901

Automobiles—1.3%
Ford Motor Co. (b)	686,033	9,110,518
General Motors Co.	202,926	9,202,694
Tesla, Inc. (a)	487,047	85,617,992

		103,931,204

Banks—3.3%
Bank of America Corp.	1,210,240	45,892,301
Citigroup, Inc.	334,528	21,155,551
Citizens Financial Group, Inc. (b)	81,952	2,974,038
Comerica, Inc.	23,185	1,274,943
Fifth Third Bancorp (b)	119,728	4,455,079
Huntington Bancshares, Inc.	254,586	3,551,475
JPMorgan Chase & Co.	508,183	101,789,055
KeyCorp	164,629	2,602,784
M&T Bank Corp. (b)	29,205	4,247,575
PNC Financial Services Group, Inc.	69,965	11,306,344
Regions Financial Corp.	162,421	3,417,338
Truist Financial Corp.	234,446	9,138,705
U.S. Bancorp	273,692	12,234,032
Wells Fargo & Co.	632,610	36,666,076

		260,705,296

Beverages—1.4%
Brown-Forman Corp. - Class B (b)	31,784	1,640,690
Coca-Cola Co.	683,975	41,845,590
Constellation Brands, Inc. - Class A	28,276	7,684,286
Keurig Dr Pepper, Inc. (b)	183,074	5,614,880
Molson Coors Beverage Co. - Class B	32,548	2,188,853
Monster Beverage Corp. (a)	129,851	7,697,567
PepsiCo, Inc.	241,598	42,282,066

		108,953,932

Biotechnology—1.9%
AbbVie, Inc.	310,347	56,514,189
Amgen, Inc.	94,043	26,738,306
Biogen, Inc. (a)	25,470	5,492,096
Gilead Sciences, Inc.	219,022	16,043,361
Incyte Corp. (a)	32,697	1,862,748
Moderna, Inc. (a) (b)	58,309	6,213,407
Regeneron Pharmaceuticals, Inc. (a)	18,571	17,874,402
Vertex Pharmaceuticals, Inc. (a)	45,299	18,935,435

		149,673,944

Broadline Retail—3.7%
Amazon.com, Inc. (a)	1,606,792	289,833,141
eBay, Inc. (b)	91,230	4,815,120
Etsy, Inc. (a) (b)	21,049	1,446,487

		296,094,748

Building Products—0.5%
A.O. Smith Corp. (b)	21,590	1,931,441
Allegion PLC (b)	15,431	2,078,710
Builders FirstSource, Inc. (a)	21,682	4,521,781
Carrier Global Corp.	146,860	8,536,972
Johnson Controls International PLC	119,793	7,824,879
Masco Corp.	38,630	3,047,134
Trane Technologies PLC	40,000	12,008,000

		39,948,917

Capital Markets—2.7%
Ameriprise Financial, Inc.	17,613	7,722,244
Bank of New York Mellon Corp.	133,477	7,690,945
BlackRock, Inc. (b)	24,581	20,493,180
Blackstone, Inc.	126,449	16,611,605
Cboe Global Markets, Inc.	18,554	3,408,926
Charles Schwab Corp.	261,599	18,924,072
CME Group, Inc.	63,279	13,623,336
FactSet Research Systems, Inc. (b)	6,695	3,042,141
Franklin Resources, Inc. (b)	52,758	1,483,027
Goldman Sachs Group, Inc.	57,324	23,943,661
Intercontinental Exchange, Inc.	100,654	13,832,879
Invesco Ltd.	79,013	1,310,826
MarketAxess Holdings, Inc.	6,663	1,460,863
Moody’s Corp.	27,664	10,872,782
Morgan Stanley	220,216	20,735,539
MSCI, Inc.	13,903	7,791,936
Nasdaq, Inc.	66,796	4,214,828
Northern Trust Corp. (b)	36,057	3,206,188
Raymond James Financial, Inc. (b)	33,068	4,246,593
S&P Global, Inc.	56,478	24,028,565
State Street Corp.	53,075	4,103,759
T Rowe Price Group, Inc. (b)	39,357	4,798,405

		217,546,300

BHFTII-213

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—1.5%
Air Products & Chemicals, Inc.	39,076	$9,466,942
Albemarle Corp. (b)	20,628	2,717,533
Celanese Corp. (b)	17,603	3,025,252
CF Industries Holdings, Inc.	33,584	2,794,525
Corteva, Inc.	123,359	7,114,114
Dow, Inc.	123,449	7,151,401
DuPont de Nemours, Inc. (b)	75,605	5,796,635
Eastman Chemical Co.	20,619	2,066,436
Ecolab, Inc.	44,609	10,300,218
FMC Corp. (b)	21,930	1,396,941
International Flavors & Fragrances, Inc.	44,873	3,858,629
Linde PLC	85,234	39,575,851
LyondellBasell Industries NV - Class A	44,992	4,601,782
Mosaic Co.	57,451	1,864,859
PPG Industries, Inc. (b)	41,449	6,005,960
Sherwin-Williams Co.	41,394	14,377,378

		122,114,456

Commercial Services & Supplies—0.6%
Cintas Corp.	15,146	10,405,757
Copart, Inc. (a) (b)	153,598	8,896,396
Republic Services, Inc.	35,949	6,882,077
Rollins, Inc.	49,349	2,283,378
Veralto Corp.	38,547	3,417,577
Waste Management, Inc.	64,428	13,732,828

		45,618,013

Communications Equipment—0.8%
Arista Networks, Inc. (a)	44,295	12,844,664
Cisco Systems, Inc.	714,280	35,649,715
F5, Inc. (a)	10,337	1,959,792
Juniper Networks, Inc.	56,585	2,097,040
Motorola Solutions, Inc.	29,174	10,356,186

		62,907,397

Construction & Engineering—0.1%
Quanta Services, Inc. (b)	25,538	6,634,772

Construction Materials—0.2%
Martin Marietta Materials, Inc.	10,865	6,670,458
Vulcan Materials Co.	23,356	6,374,320

		13,044,778

Consumer Finance—0.5%
American Express Co.	100,521	22,887,626
Capital One Financial Corp. (b)	66,866	9,955,679
Discover Financial Services	43,955	5,762,061
Synchrony Financial	71,515	3,083,727

		41,689,093

Consumer Staples Distribution & Retail—1.8%
Costco Wholesale Corp.	77,999	57,144,407
Dollar General Corp.	38,583	6,021,263
Dollar Tree, Inc. (a) (b)	36,382	4,844,263
Kroger Co.	116,343	6,646,676
Sysco Corp.	87,508	7,103,900
Target Corp.	81,151	14,380,769
Walgreens Boots Alliance, Inc.	125,818	2,728,992
Walmart, Inc.	752,455	45,275,217

		144,145,487

Containers & Packaging—0.2%
Amcor PLC (b)	254,063	2,416,139
Avery Dennison Corp.	14,156	3,160,327
Ball Corp. (b)	55,423	3,733,293
International Paper Co.	60,823	2,373,314
Packaging Corp. of America	15,636	2,967,400
Westrock Co.	45,169	2,233,607

		16,884,080

Distributors—0.1%
Genuine Parts Co.	24,643	3,817,940
LKQ Corp.	47,038	2,512,300
Pool Corp. (b)	6,799	2,743,396

		9,073,636

Diversified Telecommunication Services—0.7%
AT&T, Inc.	1,256,831	22,120,225
Verizon Communications, Inc.	739,029	31,009,657

		53,129,882

Electric Utilities—1.4%
Alliant Energy Corp.	44,855	2,260,692
American Electric Power Co., Inc.	92,438	7,958,912
Constellation Energy Corp.	56,141	10,377,664
Duke Energy Corp. (b)	135,526	13,106,719
Edison International	67,424	4,768,900
Entergy Corp.	37,172	3,928,337
Evergy, Inc. (b)	40,380	2,155,484
Eversource Energy	61,404	3,670,117
Exelon Corp.	174,978	6,573,923
FirstEnergy Corp.	90,779	3,505,885
NextEra Energy, Inc.	360,650	23,049,141
NRG Energy, Inc.	39,684	2,686,210
PG&E Corp. (b)	375,029	6,285,486
Pinnacle West Capital Corp. (b)	19,933	1,489,593
PPL Corp. (b)	129,572	3,567,117
Southern Co.	191,709	13,753,204
Xcel Energy, Inc.	96,998	5,213,643

		114,351,027

Electrical Equipment—0.6%
AMETEK, Inc.	40,570	7,420,253
Eaton Corp. PLC	70,189	21,946,697
Emerson Electric Co.	100,493	11,397,916
Generac Holdings, Inc. (a)	10,798	1,362,060
Hubbell, Inc.	9,427	3,912,676
Rockwell Automation, Inc. (b)	20,143	5,868,260

		51,907,862

BHFTII-214

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	105,442	$12,162,735
CDW Corp.	23,547	6,022,852
Corning, Inc.	134,974	4,448,743
Jabil, Inc.	22,420	3,003,159
Keysight Technologies, Inc. (a)	30,703	4,801,335
TE Connectivity Ltd.	54,280	7,883,627
Teledyne Technologies, Inc. (a)	8,294	3,560,780
Trimble, Inc. (a)	43,728	2,814,334
Zebra Technologies Corp. - Class A (a)	9,028	2,721,400

		47,418,965

Energy Equipment & Services—0.3%
Baker Hughes Co.	175,935	5,893,823
Halliburton Co.	156,462	6,167,732
Schlumberger NV	250,908	13,752,267

		25,813,822

Entertainment—1.3%
Electronic Arts, Inc.	42,765	5,673,633
Live Nation Entertainment, Inc. (a) (b)	24,940	2,637,904
Netflix, Inc. (a)	76,071	46,200,201
Take-Two Interactive Software, Inc. (a) (b)	27,872	4,138,713
Walt Disney Co.	322,434	39,453,024
Warner Bros Discovery, Inc. (a)	390,073	3,405,337

		101,508,812

Financial Services—4.2%
Berkshire Hathaway, Inc. - Class B (a)	319,823	134,491,968
Corpay, Inc. (a)	12,692	3,915,990
Fidelity National Information Services, Inc.	104,147	7,725,624
Fiserv, Inc. (a)	105,501	16,861,170
Global Payments, Inc.	45,771	6,117,752
Jack Henry & Associates, Inc. (b)	12,808	2,225,134
Mastercard, Inc. - Class A	145,025	69,839,689
PayPal Holdings, Inc. (a)	188,391	12,620,313
Visa, Inc. - Class A (b)	278,013	77,587,868

		331,385,508

Food Products—0.8%
Archer-Daniels-Midland Co.	93,758	5,888,940
Bunge Global SA	25,538	2,618,156
Campbell Soup Co. (b)	34,584	1,537,259
Conagra Brands, Inc.	84,024	2,490,471
General Mills, Inc.	99,824	6,984,685
Hershey Co.	26,347	5,124,492
Hormel Foods Corp.	50,945	1,777,471
J.M. Smucker Co.”	18,658	2,348,483
Kellanova	46,360	2,655,964
Kraft Heinz Co. (b)	140,141	5,171,203
Lamb Weston Holdings, Inc.	25,377	2,703,412
McCormick & Co., Inc.	44,198	3,394,848
Mondelez International, Inc. - Class A	236,684	16,567,880
Tyson Foods, Inc. - Class A	50,332	2,955,998

		62,219,262

Gas Utilities—0.0%
Atmos Energy Corp.	26,514	3,151,719

Ground Transportation—1.1%
CSX Corp.	347,365	12,876,821
J.B. Hunt Transport Services, Inc. (b)	14,334	2,856,049
Norfolk Southern Corp.	39,706	10,119,868
Old Dominion Freight Line, Inc. (b)	31,456	6,898,615
Uber Technologies, Inc. (a)	361,731	27,849,670
Union Pacific Corp.	107,187	26,360,499

		86,961,522

Health Care Equipment & Supplies—2.5%
Abbott Laboratories	305,165	34,685,054
Align Technology, Inc. (a)	12,521	4,105,886
Baxter International, Inc.	89,266	3,815,229
Becton Dickinson & Co.	50,783	12,566,253
Boston Scientific Corp. (a)	257,515	17,637,202
Cooper Cos., Inc.	34,934	3,544,404
Dentsply Sirona, Inc.	37,240	1,235,996
DexCom, Inc. (a)	67,766	9,399,144
Edwards Lifesciences Corp. (a)	106,610	10,187,652
GE HealthCare Technologies, Inc. (a)	74,440	6,767,340
Hologic, Inc. (a)	41,261	3,216,707
IDEXX Laboratories, Inc. (a)	14,599	7,882,438
Insulet Corp. (a)	12,274	2,103,764
Intuitive Surgical, Inc. (a)	61,932	24,716,442
Medtronic PLC	233,727	20,369,308
ResMed, Inc. (b)	25,855	5,120,066
STERIS PLC (b)	17,369	3,904,899
Stryker Corp.	59,439	21,271,435
Teleflex, Inc.	8,260	1,868,164
Zimmer Biomet Holdings, Inc.	36,734	4,848,153

		199,245,536

Health Care Providers & Services—2.6%
Cardinal Health, Inc.	42,755	4,784,285
Cencora, Inc. (b)	29,104	7,071,981
Centene Corp. (a)	93,951	7,373,275
Cigna Group (b)	51,417	18,674,140
CVS Health Corp. (b)	221,211	17,643,789
DaVita, Inc. (a) (b)	9,468	1,307,057
Elevance Health, Inc.	41,301	21,416,221
HCA Healthcare, Inc.	34,817	11,612,514
Henry Schein, Inc. (a) (b)	22,840	1,724,877
Humana, Inc.	21,485	7,449,279
Laboratory Corp. of America Holdings	14,924	3,260,297
McKesson Corp.	23,099	12,400,698
Molina Healthcare, Inc. (a)	10,195	4,188,412
Quest Diagnostics, Inc.	19,511	2,597,109
UnitedHealth Group, Inc.	162,584	80,430,305
Universal Health Services, Inc. - Class B (b)	10,724	1,956,701

		203,890,940

Health Care REITs—0.2%
Healthpeak Properties, Inc.	124,437	2,333,194

BHFTII-215

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care REITs—(Continued)
Ventas, Inc.	70,730	$3,079,584
Welltower, Inc.	97,289	9,090,684

		14,503,462

Hotel & Resort REITs—0.0%
Host Hotels & Resorts, Inc. (b)	124,002	2,564,361

Hotels, Restaurants & Leisure—2.0%
Airbnb, Inc. - Class A (a)	76,562	12,629,668
Booking Holdings, Inc.	6,133	22,249,788
Caesars Entertainment, Inc. (a)	37,917	1,658,490
Carnival Corp. (a)	177,099	2,893,798
Chipotle Mexican Grill, Inc. (a)	4,821	14,013,538
Darden Restaurants, Inc. (b)	20,990	3,508,478
Domino’s Pizza, Inc.	6,132	3,046,868
Expedia Group, Inc. (a)	22,985	3,166,184
Hilton Worldwide Holdings, Inc.	44,325	9,454,966
Las Vegas Sands Corp.	64,911	3,355,899
Marriott International, Inc. - Class A	43,365	10,941,423
McDonald’s Corp.	127,501	35,948,907
MGM Resorts International (a) (b)	48,034	2,267,685
Norwegian Cruise Line Holdings Ltd. (a) (b)	74,781	1,565,166
Royal Caribbean Cruises Ltd. (a) (b)	41,468	5,764,467
Starbucks Corp.	199,018	18,188,255
Wynn Resorts Ltd.	16,750	1,712,352
Yum! Brands, Inc. (b)	49,394	6,848,478

		159,214,410

Household Durables—0.4%
DR Horton, Inc.	52,494	8,637,888
Garmin Ltd.	26,905	4,005,347
Lennar Corp. - Class A	43,446	7,471,843
Mohawk Industries, Inc. (a)	9,291	1,216,099
NVR, Inc. (a)	562	4,552,177
PulteGroup, Inc.	37,285	4,497,317

		30,380,671

Household Products—1.2%
Church & Dwight Co., Inc. (b)	43,309	4,517,562
Clorox Co.	21,815	3,340,095
Colgate-Palmolive Co.	144,732	13,033,116
Kimberly-Clark Corp.	59,217	7,659,719
Procter & Gamble Co.	413,615	67,109,034

		95,659,526

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	117,707	2,110,487

Industrial Conglomerates—0.8%
3M Co.	97,153	10,305,019
General Electric Co.	191,308	33,580,293
Honeywell International, Inc.	115,883	23,784,986

		67,670,298

Industrial REITs—0.3%
Prologis, Inc.	162,416	21,149,812

Insurance—2.1%
Aflac, Inc.	92,533	7,944,883
Allstate Corp.	46,142	7,983,027
American International Group, Inc.	123,405	9,646,569
Aon PLC - Class A	35,194	11,744,942
Arch Capital Group Ltd. (a)	65,215	6,028,475
Arthur J. Gallagher & Co.	38,109	9,528,774
Assurant, Inc.	9,130	1,718,631
Brown & Brown, Inc.	41,522	3,634,836
Chubb Ltd.	71,239	18,460,162
Cincinnati Financial Corp.	27,597	3,426,720
Everest Group Ltd.	7,629	3,032,528
Globe Life, Inc.	15,055	1,751,950
Hartford Financial Services Group, Inc.	52,470	5,407,034
Loews Corp.	32,028	2,507,472
Marsh & McLennan Cos., Inc.	86,484	17,813,974
MetLife, Inc. (c)	107,906	7,996,914
Principal Financial Group, Inc.	38,555	3,327,682
Progressive Corp.	102,884	21,278,469
Prudential Financial, Inc. (b)	63,456	7,449,734
Travelers Cos., Inc.	40,113	9,231,606
W.R. Berkley Corp.	35,625	3,150,675
Willis Towers Watson PLC	18,024	4,956,600

		168,021,657

Interactive Media & Services—6.0%
Alphabet, Inc. - Class A (a)	1,035,875	156,344,614
Alphabet, Inc. - Class C (a) (d)	867,261	132,049,160
Match Group, Inc. (a) (b)	47,779	1,733,422
Meta Platforms, Inc. - Class A	386,726	187,786,411

		477,913,607

IT Services—1.1%
Accenture PLC - Class A	110,213	38,200,928
Akamai Technologies, Inc. (a)	26,513	2,883,554
Cognizant Technology Solutions Corp. - Class A (b)	87,538	6,415,660
EPAM Systems, Inc. (a)	10,143	2,801,091
Gartner, Inc. (a)	13,702	6,531,332
International Business Machines Corp.	160,841	30,714,197
VeriSign, Inc. (a)	15,491	2,935,700

		90,482,462

Leisure Products—0.0%
Hasbro, Inc. (b)	22,928	1,295,891

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	51,510	7,495,220
Bio-Rad Laboratories, Inc. - Class A (a)	3,679	1,272,456
Bio-Techne Corp.	27,631	1,944,946
Charles River Laboratories International, Inc. (a) (b)	9,017	2,443,156
Danaher Corp.	115,601	28,867,882
Illumina, Inc. (a)	27,913	3,833,013
IQVIA Holdings, Inc. (a)	32,080	8,112,711

BHFTII-216

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Mettler-Toledo International, Inc. (a)	3,776	$5,026,951
Revvity, Inc.	21,692	2,277,660
Thermo Fisher Scientific, Inc.	67,917	39,474,040
Waters Corp. (a) (b)	10,393	3,577,582
West Pharmaceutical Services, Inc.	13,006	5,146,604

		109,472,221

Machinery—1.8%
Caterpillar, Inc.	89,487	32,790,721
Cummins, Inc. (b)	23,956	7,058,635
Deere & Co.	45,772	18,800,391
Dover Corp.	24,591	4,357,279
Fortive Corp.	61,646	5,302,789
IDEX Corp.	13,293	3,243,758
Illinois Tool Works, Inc.	47,796	12,825,101
Ingersoll Rand, Inc.	71,155	6,756,167
Nordson Corp.	9,538	2,618,563
Otis Worldwide Corp.	71,271	7,075,072
PACCAR, Inc.	91,946	11,391,190
Parker-Hannifin Corp.	22,572	12,545,292
Pentair PLC	29,056	2,482,545
Snap-on, Inc.	9,278	2,748,329
Stanley Black & Decker, Inc.	26,949	2,639,116
Westinghouse Air Brake Technologies Corp.	31,492	4,587,755
Xylem, Inc.	42,376	5,476,674

		142,699,377

Media—0.6%
Charter Communications, Inc. - Class A (a) (b)	17,359	5,045,046
Comcast Corp. - Class A	696,515	30,193,925
Fox Corp. - Class A	42,063	1,315,310
Fox Corp. - Class B (b)	23,189	663,669
Interpublic Group of Cos., Inc. (b)	67,324	2,196,782
News Corp. - Class A	66,800	1,748,824
News Corp. - Class B (b)	20,154	545,367
Omnicom Group, Inc.	34,803	3,367,539
Paramount Global - Class B (b)	84,806	998,167

		46,074,629

Metals & Mining—0.4%
Freeport-McMoRan, Inc.	252,065	11,852,096
Newmont Corp. (b)	202,585	7,260,646
Nucor Corp.	43,213	8,551,853
Steel Dynamics, Inc. (b)	26,737	3,963,226

		31,627,821

Multi-Utilities—0.6%
Ameren Corp. (b)	46,220	3,418,431
CenterPoint Energy, Inc. (b)	110,956	3,161,136
CMS Energy Corp. (b)	51,757	3,123,017
Consolidated Edison, Inc.	60,682	5,510,532
Dominion Energy, Inc. (b)	147,092	7,235,456
DTE Energy Co.	36,290	4,069,561
NiSource, Inc. (b)	72,670	2,010,052
Public Service Enterprise Group, Inc.	87,593	5,849,461
Sempra	110,623	7,946,050
WEC Energy Group, Inc. (b)	55,447	4,553,308

		46,877,004

Office REITs—0.1%
Alexandria Real Estate Equities, Inc. (b)	27,680	3,568,229
Boston Properties, Inc. (b)	25,380	1,657,568

		5,225,797

Oil, Gas & Consumable Fuels—3.5%
APA Corp. (b)	63,480	2,182,442
Chevron Corp. (b)	304,882	48,092,087
ConocoPhillips	207,087	26,358,033
Coterra Energy, Inc.	132,220	3,686,294
Devon Energy Corp.	112,622	5,651,372
Diamondback Energy, Inc.	31,462	6,234,825
EOG Resources, Inc.	102,506	13,104,367
EQT Corp.	72,304	2,680,309
Exxon Mobil Corp.	698,024	81,138,310
Hess Corp.	48,385	7,385,486
Kinder Morgan, Inc. (b)	339,926	6,234,243
Marathon Oil Corp.	102,875	2,915,478
Marathon Petroleum Corp.	64,687	13,034,430
Occidental Petroleum Corp. (b)	115,696	7,519,083
ONEOK, Inc.	102,401	8,209,488
Phillips 66	75,585	12,346,054
Pioneer Natural Resources Co.	41,066	10,779,825
Targa Resources Corp. (b)	39,194	4,389,336
Valero Energy Corp. (b)	59,845	10,214,943
Williams Cos., Inc.	213,836	8,333,189

		280,489,594

Passenger Airlines—0.2%
American Airlines Group, Inc. (a)	115,008	1,765,373
Delta Air Lines, Inc. (b)	112,562	5,388,343
Southwest Airlines Co. (b)	104,882	3,061,505
United Airlines Holdings, Inc. (a)	57,659	2,760,713

		12,975,934

Personal Care Products—0.2%
Estee Lauder Cos., Inc. - Class A	40,944	6,311,518
Kenvue, Inc. (b)	302,957	6,501,457

		12,812,975

Pharmaceuticals—3.8%
Bristol-Myers Squibb Co.	357,671	19,396,498
Catalent, Inc. (a)	31,770	1,793,417
Eli Lilly & Co.	140,171	109,047,431
Johnson & Johnson	423,153	66,938,573
Merck & Co., Inc.	445,432	58,774,752
Pfizer, Inc.	992,530	27,542,708
Viatris, Inc.	210,878	2,517,883
Zoetis, Inc.	80,703	13,655,755

		299,667,017

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—0.7%
Automatic Data Processing, Inc.	72,209	$18,033,476
Broadridge Financial Solutions, Inc.	20,702	4,241,012
Dayforce, Inc. (a) (b)	27,444	1,817,067
Equifax, Inc. (b)	21,674	5,798,228
Jacobs Solutions, Inc.	22,087	3,395,435
Leidos Holdings, Inc.	24,170	3,168,445
Paychex, Inc. (b)	56,292	6,912,658
Paycom Software, Inc.	8,446	1,680,838
Robert Half, Inc.	18,305	1,451,220
Verisk Analytics, Inc.	25,486	6,007,815

		52,506,194

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a)	52,273	5,083,027
CoStar Group, Inc. (a)	71,782	6,934,141

		12,017,168

Residential REITs—0.3%
AvalonBay Communities, Inc.	24,934	4,626,753
Camden Property Trust	18,768	1,846,771
Equity Residential	60,671	3,828,947
Essex Property Trust, Inc. (b)	11,286	2,762,926
Invitation Homes, Inc.	101,116	3,600,741
Mid-America Apartment Communities, Inc.	20,516	2,699,495
UDR, Inc.	53,193	1,989,950

		21,355,583

Retail REITs—0.3%
Federal Realty Investment Trust (b)	12,912	1,318,573
Kimco Realty Corp.	117,095	2,296,233
Realty Income Corp. (b)	146,186	7,908,663
Regency Centers Corp.	28,876	1,748,730
Simon Property Group, Inc.	57,289	8,965,156

		22,237,355

Semiconductors & Semiconductor Equipment—10.0%
Advanced Micro Devices, Inc. (a)	284,024	51,263,492
Analog Devices, Inc.	87,159	17,239,179
Applied Materials, Inc.	146,260	30,163,200
Broadcom, Inc.	77,353	102,524,440
Enphase Energy, Inc. (a)	23,863	2,886,946
First Solar, Inc. (a) (b)	18,781	3,170,233
Intel Corp.	743,200	32,827,144
KLA Corp.	23,772	16,606,406
Lam Research Corp.	23,046	22,390,802
Microchip Technology, Inc.	94,989	8,521,463
Micron Technology, Inc.	194,045	22,875,965
Monolithic Power Systems, Inc.	8,443	5,719,457
NVIDIA Corp.	434,179	392,306,777
NXP Semiconductors NV	45,310	11,226,459
ON Semiconductor Corp. (a)	75,116	5,524,782
Qorvo, Inc. (a)	16,971	1,948,780
QUALCOMM, Inc.	196,171	33,211,750
Skyworks Solutions, Inc.	28,164	3,050,724
Teradyne, Inc. (b)	26,873	3,032,080
Texas Instruments, Inc.	159,835	27,844,855

		794,334,934

Software—10.4%
Adobe, Inc. (a)	79,453	40,091,984
ANSYS, Inc. (a)	15,278	5,303,911
Autodesk, Inc. (a)	37,602	9,792,313
Cadence Design Systems, Inc. (a)	47,823	14,886,343
Fair Isaac Corp. (a)	4,369	5,459,546
Fortinet, Inc. (a)	112,036	7,653,179
Gen Digital, Inc. (b)	98,521	2,206,870
Intuit, Inc. (b)	49,208	31,985,200
Microsoft Corp.	1,306,127	549,513,751
Oracle Corp.	280,260	35,203,459
Palo Alto Networks, Inc. (a) (b)	55,424	15,747,621
PTC, Inc. (a)	21,015	3,970,574
Roper Technologies, Inc.	18,777	10,530,893
Salesforce, Inc.	170,156	51,247,584
ServiceNow, Inc. (a)	36,035	27,473,084
Synopsys, Inc. (a)	26,810	15,321,915
Tyler Technologies, Inc. (a) (b)	7,405	3,147,199

		829,535,426

Specialized REITs—1.0%
American Tower Corp.	81,943	16,191,117
Crown Castle, Inc.	76,234	8,067,844
Digital Realty Trust, Inc. (b)	53,235	7,667,969
Equinix, Inc.	16,503	13,620,421
Extra Space Storage, Inc. (b)	37,138	5,459,286
Iron Mountain, Inc. (b)	51,326	4,116,859
Public Storage	27,818	8,068,889
SBA Communications Corp. (b)	18,964	4,109,499
VICI Properties, Inc.	181,850	5,417,312
Weyerhaeuser Co.	128,276	4,606,391

		77,325,587

Specialty Retail—2.0%
AutoZone, Inc. (a)	3,040	9,581,016
Bath & Body Works, Inc. (b)	39,716	1,986,594
Best Buy Co., Inc. (b)	33,697	2,764,165
CarMax, Inc. (a) (b)	27,759	2,418,086
Home Depot, Inc.	174,948	67,110,053
Lowe’s Cos., Inc.	101,094	25,751,675
O’Reilly Automotive, Inc. (a)	10,384	11,722,290
Ross Stores, Inc.	59,179	8,685,110
TJX Cos., Inc.	200,333	20,317,773
Tractor Supply Co. (b)	19,004	4,973,727
Ulta Beauty, Inc. (a)	8,537	4,463,826

		159,774,315

Technology Hardware, Storage & Peripherals—5.8%
Apple, Inc.	2,551,520	437,534,650
Hewlett Packard Enterprise Co.	228,514	4,051,553
HP, Inc.	153,279	4,632,091

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—(Continued)
NetApp, Inc.	36,216	$3,801,594
Seagate Technology Holdings PLC (b)	34,250	3,186,962
Super Micro Computer, Inc. (a)	8,851	8,939,776
Western Digital Corp. (a)	56,995	3,889,339

		466,035,965

Textiles, Apparel & Luxury Goods—0.4%
Deckers Outdoor Corp. (a)	4,512	4,246,965
Lululemon Athletica, Inc. (a)	20,186	7,885,661
NIKE, Inc. - Class B	213,964	20,108,337
Ralph Lauren Corp. (b)	6,863	1,288,597
Tapestry, Inc.	40,318	1,914,298
VF Corp. (b)	58,094	891,162

		36,335,020

Tobacco—0.5%
Altria Group, Inc. (b)	309,982	13,521,415
Philip Morris International, Inc.	272,891	25,002,273

		38,523,688

Trading Companies & Distributors—0.3%
Fastenal Co. (b)	100,587	7,759,281
United Rentals, Inc.	11,811	8,517,030
WW Grainger, Inc.	7,765	7,899,335

		24,175,646

Water Utilities—0.1%
American Water Works Co., Inc.	34,225	4,182,637

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (b)	91,796	14,982,943

Total Common Stocks (Cost $2,481,294,489)		7,748,335,950

Mutual Funds—2.2%

Investment Company Securities—2.2%
SPDR S&P 500 ETF Trust (b) (Cost $166,915,713)	327,500	171,305,425

Short-Term Investment—0.3%

U.S. Treasury—0.3%
U.S. Treasury Bill 2.657%, 04/02/24 (e)	27,850,000	27,845,961

Total Short-Term Investments (Cost $27,845,947)		27,845,961

Securities Lending Reinvestments (f)—2.3%
Security Description	Principal Amount*	Value

Certificates of Deposit—0.5%
Bank of Montreal
5.630%, SOFR + 0.300%, 03/04/25 (g)	1,000,000	999,999
5.880%, SOFR + 0.550%, 11/08/24 (g)	2,000,000	2,004,090
Bank of Nova Scotia
5.630%, SOFR + 0.300%, 03/13/25 (g)	1,000,000	999,986
5.640%, SOFR + 0.310%, 03/19/25 (g)	2,000,000	1,999,981
BNP Paribas SA 5.690%, SOFR + 0.360%, 04/10/24 (g)	2,000,000	2,000,154
Credit Agricole Corporate & Investment Bank 5.700%, SOFR + 0.370%, 05/01/24 (g)	5,000,000	5,001,450
Credit Industriel et Commercial Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/13/24	1,000,000	988,590
5.560%, SOFR + 0.240%, 07/11/24 (g)	1,000,000	999,988
MUFG Bank Ltd. (London)
Zero Coupon, 06/10/24	1,000,000	989,040
5.510%, SOFR + 0.200%, 09/23/24 (g)	2,000,000	2,000,000
National Westminster Bank PLC
Zero Coupon, 04/29/24	1,000,000	995,250
5.880%, 05/02/24	3,000,000	3,001,470
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (g)	2,000,000	1,999,940
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	5,000,000	5,009,830
SMBC Bank International PLC Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (g)	4,000,000	4,000,684
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (g)	5,000,000	5,009,390

		41,958,884

Commercial Paper—0.1%
Australia & New Zealand Banking Group Ltd.
5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (g)	1,000,000	1,000,098
ING U.S. Funding LLC
5.560%, SOFR + 0.230%, 11/20/24 (g)	1,000,000	999,996
5.810%, SOFR + 0.480%, 06/13/24 (g)	7,000,000	7,005,621
Old Line Funding LLC 5.440%, SOFR + 0.110%, 06/07/24 (g)	1,000,000	999,998

		11,002,550

Repurchase Agreements—1.3%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $17,808,084; collateralized by various Common Stock with an aggregate market value of $19,826,028.	17,800,000	17,800,000

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	$2,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $5,002,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $5,116,717.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.670%, due on 07/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,140,379.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $20,603,306; collateralized by various Common Stock with an aggregate market value of $22,000,007.	20,000,000	20,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $9,586,615; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $9,774,031.	9,582,383	9,582,383
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,141,386.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,836.	1,000,000	1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $17,307,900; collateralized by various Common Stock with an aggregate market value of $19,298,367.	17,300,000	17,300,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,565,637.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $500,227; collateralized by various Common Stock with an aggregate market value of $557,288.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $9,004,065; collateralized by various Common Stock with an aggregate market value of $9,901,499.	9,000,000	9,000,000

		107,182,383

Security Description	Shares/ Principal Amount*	Value

Time Deposits—0.2%
Banco Santander SA (NY) 5.310%, 04/01/24	4,000,000	4,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	1,000,000	1,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	4,000,000	4,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (g)	5,000,000	5,000,000

		14,000,000

Mutual Funds—0.2%
AB Government Money Market Portfolio, Institutional Class 5.210% (h)	775,000	775,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (h)	6,000,000	6,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (h)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (h)	5,000,000	5,000,000

		15,775,000

Total Securities Lending Reinvestments (Cost $189,888,813)		189,918,817

Total Investments—102.2% (Cost $2,865,944,962)		8,137,406,153
Other assets and liabilities (net)—(2.2)%		(178,617,229)

Net Assets—100.0%		$7,958,788,924

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $256,092,809 and the collateral received consisted of cash in the amount of $189,803,802 and non-cash collateral with a value of $71,468,890. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $18,271,200.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024	Income earned from affiliates during the period
MetLife, Inc.	$7,583,458	$—	$(482,910)	$209,046	$687,320	$7,996,914	$58,439

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	06/21/24	120	USD	31,851,000	$777,082

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$7,748,335,950	$—	$—	$7,748,335,950
Total Mutual Funds*	171,305,425	—	—	171,305,425
Total Short-Term Investment*	—	27,845,961	—	27,845,961
Securities Lending Reinvestments
Certificates of Deposit	—	41,958,884	—	41,958,884
Commercial Paper	—	11,002,550	—	11,002,550
Repurchase Agreements	—	107,182,383	—	107,182,383
Time Deposits	—	14,000,000	—	14,000,000
Mutual Funds	15,775,000	—	—	15,775,000
Total Securities Lending Reinvestments	15,775,000	174,143,817	—	189,918,817
Total Investments	$7,935,416,375	$201,989,778	$—	$8,137,406,153

Collateral for Securities Loaned (Liability)	$—	$(189,803,802)	$—	$(189,803,802)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$777,082	$—	$—	$777,082

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-222

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—60.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
General Dynamics Corp.	9,538	$2,694,390
Howmet Aerospace, Inc.	27,104	1,854,727
L3Harris Technologies, Inc.	16,904	3,602,242

		8,151,359

Automobile Components—1.2%
Aptiv PLC (a)	52,432	4,176,209
Lear Corp. (b)	23,919	3,465,385

		7,641,594

Banks—5.1%
Bank of America Corp.	254,003	9,631,794
JPMorgan Chase & Co.	74,548	14,931,964
PNC Financial Services Group, Inc.	18,003	2,909,285
Truist Financial Corp.	121,482	4,735,368

		32,208,411

Beverages—0.9%
Constellation Brands, Inc. - Class A (b)	11,558	3,141,002
Diageo PLC	61,283	2,263,219

		5,404,221

Building Products—3.1%
Johnson Controls International PLC	142,753	9,324,626
Masco Corp.	129,101	10,183,487

		19,508,113

Capital Markets—7.1%
Cboe Global Markets, Inc.	15,221	2,796,554
Charles Schwab Corp.	168,106	12,160,788
CME Group, Inc.	10,335	2,225,022
Goldman Sachs Group, Inc.	37,359	15,604,481
Invesco Ltd.	73,164	1,213,791
Morgan Stanley	51,397	4,839,541
Northern Trust Corp.	68,428	6,084,618

		44,924,795

Chemicals—2.0%
Air Products & Chemicals, Inc.	3,227	781,805
Axalta Coating Systems Ltd. (a)	114,414	3,934,698
DuPont de Nemours, Inc.	44,942	3,445,703
PPG Industries, Inc. (b)	30,501	4,419,595

		12,581,801

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	31,316	1,395,754

Consumer Staples Distribution & Retail—0.3%
Target Corp.	9,256	1,640,256

Distributors—0.7%
LKQ Corp.	81,177	4,335,664

Electric Utilities—2.4%
Duke Energy Corp. (b)	46,806	4,526,608
Exelon Corp.	61,044	2,293,423
PG&E Corp.	261,718	4,386,394
Southern Co.	55,302	3,967,366

		15,173,791

Electrical Equipment—2.6%
Eaton Corp. PLC	36,868	11,527,886
Regal Rexnord Corp.	28,172	5,073,777

		16,601,663

Entertainment—0.4%
Electronic Arts, Inc.	9,530	1,264,345
Warner Bros Discovery, Inc. (a)	152,624	1,332,408

		2,596,753

Financial Services—1.1%
Fidelity National Information Services, Inc.	40,620	3,013,192
Fiserv, Inc. (a)	25,897	4,138,858

		7,152,050

Food Products—0.2%
Archer-Daniels-Midland Co. (b)	23,046	1,447,519

Ground Transportation—1.1%
Union Pacific Corp.	27,782	6,832,427

Health Care Equipment & Supplies—1.7%
Becton Dickinson & Co.	12,722	3,148,059
Boston Scientific Corp. (a)	31,194	2,136,477
Medtronic PLC	65,492	5,707,628

		10,992,164

Health Care Providers & Services—2.9%
Cigna Group	31,653	11,496,053
McKesson Corp.	12,235	6,568,360

		18,064,413

Hotels, Restaurants & Leisure—0.5%
Booking Holdings, Inc.	471	1,708,731
Wendy’s Co.	61,957	1,167,270

		2,876,001

Industrial Conglomerates—0.6%
Honeywell International, Inc.	18,004	3,695,321

Insurance—3.7%
Aon PLC - Class A (b)	21,407	7,143,944
Chubb Ltd.	27,007	6,998,324
Travelers Cos., Inc.	13,611	3,132,435
Willis Towers Watson PLC	21,299	5,857,225

		23,131,928

BHFTII-223

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Interactive Media & Services—0.9%
Alphabet, Inc. - Class A (a)	36,980	$5,581,391

IT Services—1.3%
Accenture PLC - Class A	10,182	3,529,183
Amdocs Ltd.	25,866	2,337,510
Cognizant Technology Solutions Corp. - Class A	30,665	2,247,438

		8,114,131

Life Sciences Tools & Services—0.6%
ICON PLC (a)	10,850	3,645,058

Machinery—0.7%
Ingersoll Rand, Inc. (b)	17,351	1,647,477
Stanley Black & Decker, Inc. (b)	31,776	3,111,824

		4,759,301

Media—2.4%
Comcast Corp. - Class A	250,490	10,858,741
Omnicom Group, Inc.	46,671	4,515,886

		15,374,627

Metals & Mining—0.2%
Glencore PLC	238,633	1,312,827

Multi-Utilities—0.4%
Dominion Energy, Inc. (b)	15,978	785,958
National Grid PLC	142,423	1,916,083

		2,702,041

Oil, Gas & Consumable Fuels—3.8%
Chevron Corp.	11,911	1,878,841
ConocoPhillips	66,994	8,526,997
Hess Corp.	39,288	5,996,920
Pioneer Natural Resources Co.	14,604	3,833,550
Suncor Energy, Inc.	107,403	3,963,734

		24,200,042

Personal Care Products—0.7%
Kenvue, Inc.	198,865	4,267,643

Pharmaceuticals—2.7%
Johnson & Johnson	46,692	7,386,207
Organon & Co. (b)	41,717	784,280
Pfizer, Inc.	225,848	6,267,282
Roche Holding AG	11,029	2,815,448

		17,253,217

Professional Services—0.5%
Dun & Bradstreet Holdings, Inc.	294,299	2,954,762

Semiconductors & Semiconductor Equipment—3.1%
Analog Devices, Inc.	7,324	1,448,614
Applied Materials, Inc.	14,608	3,012,608

Semiconductors & Semiconductor Equipment—(Continued)
Intel Corp.	128,204	5,662,771
NXP Semiconductors NV	26,114	6,470,266
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	23,025	3,132,551

		19,726,810

Software—2.2%
Microsoft Corp.	27,365	11,513,003
Oracle Corp.	19,946	2,505,417

		14,018,420

Tobacco—1.2%
Altria Group, Inc.	40,861	1,782,357
Philip Morris International, Inc.	60,647	5,556,478

		7,338,835

Wireless Telecommunication Services—0.8%
T-Mobile U.S., Inc.	31,647	5,165,423

Total Common Stocks (Cost $269,877,688)		382,770,526

U.S. Treasury & Government Agencies—18.5%

Agency Sponsored Mortgage - Backed—12.2%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	104,651	79,268
1.500%, 10/01/51	169,598	127,876
2.000%, 04/01/37	436,191	386,759
2.000%, 02/01/42	449,461	377,115
2.000%, 12/01/50	95,988	76,471
2.000%, 08/01/51	487,192	386,975
2.000%, 11/01/51	223,178	178,173
2.000%, 02/01/52	1,015,860	808,370
2.000%, 03/01/52	2,150,995	1,703,622
2.500%, 04/01/37	185,195	168,561
2.500%, 04/01/48	60,034	51,273
2.500%, 02/01/51	163,916	135,529
2.500%, 09/01/51	34,330	28,384
2.500%, 10/01/51	276,020	231,185
2.500%, 12/01/51	2,342,706	1,939,154
2.500%, 03/01/52	230,081	190,589
2.500%, 04/01/52	524,414	434,084
2.500%, 05/01/52	1,704,762	1,409,791
2.500%, 06/01/52	218,080	180,303
2.500%, 09/01/52	60,102	49,777
3.000%, 01/01/38	179,162	163,592
3.000%, 10/01/42	206,483	184,540
3.000%, 04/01/43	542,169	484,687
3.000%, 05/01/43	458,972	410,344
3.000%, 05/01/46	185,147	163,741
3.000%, 10/01/46	430,015	380,058
3.000%, 11/01/46	450,741	397,773
3.000%, 03/01/48	38,227	33,511
3.000%, 07/01/50	17,939	15,750

BHFTII-224

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 01/01/52	317,871	$273,700
3.000%, 03/01/52	49,915	42,978
3.000%, 04/01/52	160,230	138,061
3.000%, 05/01/52	361,439	311,183
3.000%, 06/01/52	786,507	677,261
3.500%, 11/01/37	123,936	116,369
3.500%, 02/01/42	183,239	168,888
3.500%, 04/01/42	116,034	107,259
3.500%, 12/01/42	315,811	292,328
3.500%, 04/01/43	48,481	44,897
3.500%, 07/01/43	15,573	14,314
3.500%, 08/01/43	186,666	171,344
3.500%, 12/01/45	104,090	95,027
3.500%, 12/01/46	497,525	453,803
3.500%, 05/01/52	98,419	89,263
4.000%, 08/01/37	33,331	32,042
4.000%, 11/01/40	148,202	140,610
4.000%, 01/01/41	323,802	307,186
4.000%, 04/01/44	111,493	105,761
4.000%, 08/01/47	182,905	171,543
4.500%, 08/01/24	1,456	1,451
4.500%, 04/01/35	12,149	11,887
4.500%, 06/01/38	229,509	225,882
4.500%, 07/01/39	55,728	54,722
4.500%, 09/01/39	30,192	29,647
4.500%, 10/01/39	17,272	16,960
4.500%, 12/01/39	27,785	27,284
4.500%, 05/01/42	50,878	49,961
4.500%, 10/01/52	479,804	456,883
5.000%, 09/01/33	47,586	47,896
5.000%, 03/01/34	16,087	16,191
5.000%, 04/01/34	8,930	8,989
5.000%, 08/01/35	8,484	8,540
5.000%, 10/01/35	31,462	31,627
5.000%, 11/01/35	19,076	19,201
5.000%, 12/01/36	12,982	13,066
5.000%, 07/01/39	89,599	89,577
5.000%, 08/01/52	519,504	507,715
5.000%, 02/01/53	738,099	720,591
5.000%, 09/01/53	97,085	94,715
5.500%, 12/01/33	64,130	65,541
5.500%, 01/01/34	42,165	43,093
5.500%, 04/01/34	7,818	7,990
5.500%, 11/01/34	8,238	8,378
5.500%, 05/01/35	13,072	13,360
5.500%, 09/01/35	12,444	12,654
5.500%, 10/01/35	15,569	15,832
5.500%, 03/01/53	493,655	492,229
5.500%, 04/01/53	188,624	189,981
6.000%, 04/01/34	31,601	32,531
6.000%, 07/01/34	15,214	15,521
6.000%, 08/01/34	74,215	76,788
6.000%, 09/01/34	1,906	1,937
6.000%, 07/01/35	11,549	11,979
6.000%, 08/01/35	14,341	14,875
6.000%, 11/01/35	15,534	16,112

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 03/01/36	12,374	12,615
6.000%, 10/01/36	6,815	6,997
6.000%, 05/01/37	30,526	31,775
6.000%, 06/01/37	9,375	9,678
6.000%, 12/01/52	98,591	101,220
6.500%, 05/01/34	7,258	7,520
6.500%, 06/01/34	21,199	21,963
6.500%, 08/01/34	10,911	11,208
6.500%, 10/01/34	20,865	21,434
6.500%, 11/01/34	32,435	33,537
6.500%, 05/01/37	13,614	14,114
6.500%, 07/01/37	14,322	14,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.196%, 11/25/27 (c) (d)	5,207,000	37,877
0.246%, 12/25/27 (c) (d)	3,235,000	28,995
0.279%, 09/25/27 (c) (d)	3,341,000	32,139
0.284%, 11/25/24 (c) (d)	4,908,000	10,135
0.284%, 11/25/27 (c) (d)	3,564,522	30,222
0.290%, 12/25/27 (c) (d)	3,579,000	37,783
0.294%, 11/25/32 (c) (d)	2,608,284	46,850
0.322%, 11/25/27 (c) (d)	3,220,644	32,694
0.327%, 08/25/27 (c) (d)	3,107,000	34,948
0.327%, 01/25/31 (c) (d)	1,566,939	26,648
0.348%, 10/25/24 (c) (d)	4,732,534	5,355
0.349%, 11/25/31 (c) (d)	2,325,421	51,618
0.364%, 12/25/27 (c) (d)	5,476,940	65,817
0.392%, 08/25/24 (c) (d)	4,897,000	9,265
0.417%, 08/25/27 (c) (d)	2,012,298	24,689
0.461%, 08/25/24 (c) (d)	6,816,790	8,698
0.498%, 12/25/31 (c) (d)	2,074,891	64,243
0.508%, 08/25/31 (c) (d)	484,090	14,752
0.514%, 03/25/31 (c) (d)	1,256,563	35,221
0.536%, 09/25/31 (c) (d)	1,578,796	51,666
0.549%, 07/25/24 (c) (d)	4,483,000	5,554
0.568%, 07/25/27 (c) (d)	3,713,315	58,409
0.568%, 12/25/31 (c) (d)	3,517,256	124,521
0.639%, 06/25/27 (c) (d)	4,356,000	88,791
0.640%, 07/25/24 (c) (d)	1,070,482	689
0.732%, 03/25/31 (c) (d)	539,591	23,255
0.744%, 06/25/27 (c) (d)	1,417,599	27,343
0.781%, 01/25/31 (c) (d)	658,188	29,550
0.856%, 09/25/31 (c) (d)	453,515	23,170
0.936%, 01/25/31 (c) (d)	441,180	23,287
0.938%, 07/25/31 (c) (d)	361,575	20,877
0.942%, 04/25/24 (c) (d)	177,566	16
1.081%, 11/25/30 (c) (d)	400,945	23,964
1.090%, 07/25/29 (c) (d)	254,836	12,010
1.141%, 08/25/29 (c) (d)	1,576,441	78,390
1.170%, 09/25/30 (c) (d)	229,735	14,506
1.216%, 05/25/31 (c) (d)	240,722	17,079
1.341%, 06/25/30 (c) (d)	396,103	27,601
1.600%, 08/25/30 (c) (d)	357,560	30,272
1.666%, 05/25/30 (c) (d)	384,386	33,292
1.798%, 05/25/30 (c) (d)	1,002,928	92,288
1.799%, 04/25/30 (c) (d)	300,000	27,504

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.868%, 04/25/30 (c) (d)	808,011	$75,848
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	32,324	30,109
3.500%, 08/15/42	132,712	122,469
4.500%, 12/15/40 (d)	8,127	707
5.000%, 01/15/40	43,895	43,957
5.500%, 02/15/36 (d)	14,848	2,606
Federal National Mortgage Association
1.500%, 02/01/42	30,902	25,129
1.500%, 09/01/51	952,423	718,085
1.500%, 10/01/51	492,655	371,181
2.000%, 12/01/36	73,942	65,588
2.000%, 03/01/37	25,930	22,968
2.000%, 04/01/37	207,365	183,671
2.000%, 05/01/37	2,595,862	2,302,424
2.000%, 02/01/42	658,348	552,505
2.000%, 03/01/42	410,883	344,675
2.000%, 04/01/42	688,037	576,923
2.000%, 08/01/50	214,142	170,817
2.000%, 01/01/51	49,219	39,550
2.000%, 02/01/51	80,994	65,338
2.000%, 04/01/51	179,219	142,360
2.000%, 10/01/51	72,240	57,320
2.000%, 12/01/51	64,514	51,154
2.000%, 02/01/52	374,279	296,926
2.000%, 03/01/52	2,076,843	1,644,980
2.000%, 04/01/52	779,153	619,327
2.000%, 07/01/52	113,240	89,803
2.500%, 11/01/31	16,103	15,026
2.500%, 10/01/36	115,199	104,805
2.500%, 07/01/37	245,116	223,667
2.500%, 03/01/42	316,582	275,047
2.500%, 04/01/42	498,989	430,024
2.500%, 01/01/50	466,902	389,567
2.500%, 02/01/50	179,498	150,637
2.500%, 03/01/50	255,096	212,842
2.500%, 06/01/50	36,016	30,356
2.500%, 07/01/50	354,225	299,126
2.500%, 10/01/50	317,951	268,452
2.500%, 05/01/51	925,505	766,191
2.500%, 06/01/51	690,081	570,638
2.500%, 08/01/51	116,174	96,886
2.500%, 10/01/51	45,989	38,143
2.500%, 12/01/51	1,035,507	862,062
2.500%, 01/01/52	1,113,718	930,056
2.500%, 02/01/52	256,377	212,494
2.500%, 03/01/52	597,655	500,826
2.500%, 04/01/52	680,104	562,836
2.500%, 05/01/52	1,053,066	872,198
2.500%, 06/01/52	23,000	19,044
3.000%, 11/01/28	34,640	33,283
3.000%, 09/01/30	24,117	22,955
3.000%, 12/01/31	390,099	369,977
3.000%, 08/01/33	16,148	15,184
3.000%, 10/01/33	393,358	369,859
3.000%, 12/01/33	33,108	31,131

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 07/01/37	53,489	48,870
3.000%, 11/01/37	92,612	84,575
3.000%, 09/01/46	79,254	69,959
3.000%, 04/01/51	23,641	20,428
3.000%, 06/01/51	106,238	93,018
3.000%, 12/01/51	634,707	550,732
3.000%, 01/01/52	291,218	254,738
3.000%, 03/01/52	1,125,075	969,068
3.000%, 05/01/52	539,722	464,848
3.000%, 07/01/52	370,368	318,724
3.000%, 08/01/52	328,267	282,697
3.000%, 09/01/52	24,303	20,954
3.000%, 07/01/53	124,766	107,389
3.500%, 04/01/38	87,922	82,110
3.500%, 11/01/41	24,912	22,934
3.500%, 01/01/42	224,966	207,380
3.500%, 01/01/43	79,724	73,238
3.500%, 04/01/43	275,153	252,704
3.500%, 05/01/43	231,852	213,000
3.500%, 07/01/43	330,561	303,249
3.500%, 08/01/43	129,944	119,423
3.500%, 09/01/43	462,240	424,142
3.500%, 02/01/45	388,191	357,556
3.500%, 09/01/45	315,582	287,928
3.500%, 10/01/45	266,926	244,318
3.500%, 01/01/46	94,970	86,943
3.500%, 05/01/46	99,894	91,350
3.500%, 07/01/46	336,425	307,586
3.500%, 05/01/52	161,399	145,060
3.500%, 02/01/53	248,269	222,366
4.000%, 09/01/40	238,044	225,605
4.000%, 11/01/40	69,077	65,452
4.000%, 12/01/40	158,197	149,113
4.000%, 02/01/41	85,310	80,830
4.000%, 06/01/41	155,438	147,281
4.000%, 11/01/41	70,149	66,467
4.000%, 01/01/42	475,032	450,087
4.000%, 04/01/42	46,818	44,373
4.000%, 10/01/42	56,196	53,261
4.000%, 12/01/42	59,306	56,209
4.000%, 01/01/43	74,934	70,835
4.000%, 04/01/43	15,337	14,532
4.000%, 05/01/43	135,644	128,518
4.000%, 06/01/43	64,041	60,680
4.000%, 07/01/43	51,499	48,810
4.000%, 04/01/44	38,122	36,120
4.000%, 05/01/44	129,617	122,808
4.000%, 11/01/44	45,641	43,239
4.000%, 06/01/47	155,949	148,086
4.500%, 08/01/33	42,607	41,630
4.500%, 03/01/34	117,827	115,199
4.500%, 06/01/38	226,828	223,244
4.500%, 01/01/40	35,716	34,961
4.500%, 08/01/40	10,435	10,234
4.500%, 02/01/41	66,424	65,142
4.500%, 04/01/41	132,209	129,657

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.500%, 11/01/42	32,090	$31,472
4.500%, 01/01/43	82,705	81,111
4.500%, 04/01/44	512,072	502,198
4.500%, 06/01/44	46,603	44,785
4.500%, 09/01/52	421,115	402,441
5.000%, 03/01/26	72,918	72,876
5.000%, 11/01/33	24,186	24,313
5.000%, 03/01/34	20,977	21,087
5.000%, 05/01/34	6,528	6,562
5.000%, 08/01/34	8,131	8,173
5.000%, 09/01/34	32,847	33,019
5.000%, 06/01/35	23,677	23,801
5.000%, 07/01/35	65,664	66,008
5.000%, 08/01/35	21,065	21,175
5.000%, 09/01/35	13,470	13,541
5.000%, 10/01/35	55,626	55,918
5.000%, 07/01/39	26,036	26,141
5.000%, 10/01/39	34,018	33,964
5.000%, 11/01/39	16,338	16,334
5.000%, 11/01/40	28,995	28,899
5.000%, 03/01/41	23,139	23,061
5.000%, 02/01/53	396,517	386,974
5.500%, 02/01/33	1,521	1,553
5.500%, 05/01/33	1,263	1,283
5.500%, 06/01/33	48,434	49,146
5.500%, 07/01/33	39,309	40,125
5.500%, 11/01/33	24,276	24,780
5.500%, 01/01/34	22,197	22,567
5.500%, 02/01/34	33,694	34,351
5.500%, 03/01/34	14,350	14,607
5.500%, 04/01/34	15,814	16,065
5.500%, 05/01/34	78,895	80,534
5.500%, 06/01/34	103,272	105,415
5.500%, 07/01/34	25,187	25,551
5.500%, 09/01/34	122,678	124,971
5.500%, 10/01/34	116,026	118,178
5.500%, 11/01/34	160,668	164,003
5.500%, 12/01/34	51,953	52,250
5.500%, 01/01/35	95,385	97,367
5.500%, 04/01/35	26,916	27,475
5.500%, 07/01/35	6,826	6,923
5.500%, 09/01/35	64,346	65,684
5.500%, 11/01/52	1,467,928	1,462,982
5.500%, 11/01/53	509,808	507,238
6.000%, 02/01/32	30,023	30,570
6.000%, 03/01/34	8,753	9,003
6.000%, 04/01/34	77,935	80,147
6.000%, 06/01/34	76,540	78,890
6.000%, 07/01/34	43,165	44,402
6.000%, 08/01/34	72,864	74,893
6.000%, 10/01/34	37,518	38,384
6.000%, 11/01/34	16,479	16,849
6.000%, 12/01/34	4,314	4,398
6.000%, 08/01/35	4,857	4,936
6.000%, 09/01/35	13,064	13,499
6.000%, 10/01/35	31,708	32,675

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
6.000%, 12/01/35	28,646	29,497
6.000%, 02/01/36	39,730	40,644
6.000%, 04/01/36	15,984	16,337
6.000%, 06/01/36	2,706	2,792
6.000%, 07/01/37	25,500	26,237
6.000%, 02/01/53	132,875	138,552
6.500%, 06/01/31	6,543	6,748
6.500%, 09/01/31	13,662	14,077
6.500%, 02/01/32	4,582	4,755
6.500%, 07/01/32	21,530	22,269
6.500%, 08/01/32	13,583	13,890
6.500%, 01/01/33	10,787	11,021
6.500%, 04/01/34	29,081	30,038
6.500%, 06/01/34	6,450	6,684
6.500%, 04/01/36	9,363	9,669
6.500%, 05/01/36	14,133	14,634
6.500%, 02/01/37	33,274	34,546
6.500%, 05/01/37	5,183	5,313
6.500%, 07/01/37	14,077	14,601
6.500%, 12/01/53	148,191	151,398
Federal National Mortgage Association REMICS
2.000%, 05/25/44	5,445	5,354
2.000%, 04/25/46	51,130	45,828
3.000%, 02/25/33 (d)	59,079	4,812
3.250%, 05/25/40	22,370	20,386
4.000%, 10/25/40	34,032	32,911
4.000%, 07/25/46 (d)	81,174	15,069
5.000%, 03/25/25	1,502	1,487
Government National Mortgage Association
0.584%, 02/16/59 (c) (d)	745,223	25,598
2.000%, 01/20/52	1,117,667	916,013
2.000%, 03/20/52	335,247	274,759
2.500%, 08/20/51	254,504	216,926
2.500%, 09/20/51	1,036,644	883,473
2.500%, 11/20/51	967,109	824,110
3.000%, 04/20/45	76,401	68,700
3.000%, 04/20/46	34,529	30,905
3.000%, 08/20/46	37,798	33,798
3.000%, 09/20/46	86,021	76,905
3.000%, 11/20/47	405,646	362,061
3.000%, 01/20/48	567,754	506,998
3.000%, 02/20/48	33,960	30,296
3.000%, 04/20/48	11,739	10,477
3.000%, 11/20/51	160,982	141,944
3.000%, 06/20/52	783,313	690,610
3.000%, 11/20/52	430,555	379,602
3.500%, 12/15/41	188,616	175,741
3.500%, 02/15/42	31,168	29,023
3.500%, 06/20/43	196,551	182,670
3.500%, 07/20/43	245,702	228,349
3.500%, 11/20/47	33,121	30,475
3.500%, 03/20/48	387,291	356,255
3.500%, 06/20/52	558,316	507,908
3.500%, 09/20/52	121,872	110,869
4.000%, 01/20/41	215,030	206,765
4.000%, 02/20/41	53,707	51,642

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
4.000%, 04/20/41	42,987	$41,334
4.000%, 02/20/42	55,772	53,627
4.000%, 07/20/52	205,383	192,142
4.000%, 09/20/52	92,514	86,549
4.000%, 10/20/52	564,226	527,848
4.500%, 07/20/33	3,626	3,530
4.500%, 09/15/33	21,078	20,545
4.500%, 09/20/33	2,509	2,476
4.500%, 12/20/34	1,555	1,535
4.500%, 03/20/35	12,091	11,930
4.500%, 11/15/39	43,610	42,884
4.500%, 03/15/40	80,131	78,512
4.500%, 04/15/40	76,641	74,542
4.500%, 06/15/40	26,155	25,431
4.500%, 01/20/41	60,768	59,880
4.500%, 09/20/52	1,429,793	1,374,477
4.500%, 11/20/52	633,365	608,504
4.500%, 12/20/52	683,792	657,267
5.000%, 07/20/33	9,241	9,330
5.000%, 03/15/34	7,834	7,882
5.000%, 06/15/34	19,397	19,515
5.000%, 12/15/34	5,897	5,926
5.000%, 06/15/35	5,416	5,456
5.000%, 01/20/53	47,275	46,470
5.000%, 03/20/53	525,964	517,139
5.000%, 05/20/53	1,408,017	1,383,542
5.000%, 09/20/53	49,460	48,600
5.500%, 11/15/32	33,092	33,748
5.500%, 08/15/33	51,941	52,075
5.500%, 12/15/33	36,933	37,844
5.500%, 09/15/34	21,738	22,249
5.500%, 10/15/35	6,817	6,986
5.500%, 02/20/53	581,520	581,138
5.500%, 04/20/53	425,034	424,754
5.500%, 06/20/53	483,781	483,462
6.000%, 12/15/28	8,409	8,534
6.000%, 12/15/31	4,733	4,817
6.000%, 03/15/32	746	754
6.000%, 10/15/32	47,758	49,393
6.000%, 01/15/33	290	298
6.000%, 02/15/33	881	890
6.000%, 04/15/33	49,533	51,508
6.000%, 08/15/33	378	384
6.000%, 07/15/34	21,060	21,748
6.000%, 09/15/34	15,358	15,654
6.000%, 01/20/35	12,880	13,398
6.000%, 02/20/35	6,375	6,631
6.000%, 04/20/35	11,130	11,577
6.000%, 01/15/38	41,126	42,614
7.000%, 12/20/53	74,999	76,656
Government National Mortgage Association REMICS
4.000%, 07/20/41	43,790	41,597
4.500%, 10/20/33	98,996	96,230
4.500%, 09/20/41	27,804	27,317
5.543%, 1M TSFR + 0.214%, 09/20/41 (c)	263,384	258,540
6.474%, SOFR30A + 1.150%, 03/20/64 (c)	225,000	225,360

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association, TBA
2.000%, TBA (e)	925,000	758,314
2.500%, TBA (e)	1,100,000	937,766
3.000%, TBA (e)	350,000	308,908
6.000%, TBA (e)	300,000	302,376
6.500%, TBA (e)	300,000	304,709
Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	213,482	188,071
3.250%, 11/25/61	166,872	143,291
3.500%, 08/25/58	71,292	63,834
3.500%, 10/25/58	162,396	148,786
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (e)	3,875,000	3,068,397
2.500%, TBA (e)	1,225,000	1,013,235
3.500%, TBA (e)	250,000	223,798
4.000%, TBA (e)	1,175,000	1,088,052

		77,271,572

U.S. Treasury—6.3%
U.S. Treasury Bonds
1.750%, 08/15/41	2,600,000	1,754,594
1.875%, 11/15/51	650,000	389,314
2.250%, 02/15/52	2,200,000	1,447,102
2.375%, 02/15/42	1,800,000	1,338,820
2.375%, 11/15/49	11,245,000	7,702,386
2.500%, 02/15/45	68,000	49,722
2.875%, 05/15/43	2,550,000	2,026,154
2.875%, 11/15/46	2,439,000	1,879,459
4.000%, 11/15/42	1,500,000	1,412,930
4.000%, 11/15/52	1,100,000	1,034,215
4.125%, 08/15/53 (b)	1,100,000	1,057,203
4.750%, 11/15/43	1,200,000	1,244,813
U.S. Treasury Notes
2.500%, 03/31/27 (f)	13,100,000	12,403,039
4.000%, 01/15/27	6,000,000	5,928,281

		39,668,032

Total U.S. Treasury & Government Agencies (Cost $132,051,036)		116,939,604

Corporate Bonds & Notes—12.2%

Aerospace/Defense—0.0%
BAE Systems PLC 3.400%, 04/15/30 (144A)	336,000	306,440

Agriculture—0.4%
BAT International Finance PLC 4.448%, 03/16/28 (b)	1,361,000	1,321,597
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	250,000	251,293
5.125%, 02/15/30 (b)	301,000	300,997
5.625%, 11/17/29 (b)	108,000	111,226
5.750%, 11/17/32	476,000	491,430

		2,476,543

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers— 0.1%
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A) (b)	1,012,000	$851,499

Auto Parts & Equipment—0.0%
Lear Corp. 4.250%, 05/15/29 (b)	217,000	207,412

Banks—2.5%
Bank of America Corp. 2.572%, SOFR + 1.210%, 10/20/32 (b) (c)	961,000	797,268
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (c)	259,000	215,377
7.437%, 1Y H15 + 3.500%, 11/02/33 (c)	774,000	859,726
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	258,000	235,879
6.720%, SOFR + 3.180%, 01/18/29 (b) (c)	628,000	649,454
7.146%, SOFR + 2.520%, 07/13/27 (c)	239,000	245,623
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	891,000	730,938
2.600%, 02/07/30 (b)	667,000	583,837
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (c)	200,000	185,800
4.700%, 5Y H15 + 3.250%, 03/09/31 (c)	332,000	279,201
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (c)	1,450,000	1,206,555
2.963%, SOFR + 1.260%, 01/25/33 (c)	555,000	473,875
3.897%, 3M TSFR + 1.482%, 01/23/49 (c)	320,000	260,810
Macquarie Group Ltd. 4.442%, SOFR + 2.405%, 06/21/33 (144A) (c)	1,713,000	1,590,322
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (b) (c)	920,000	781,200
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	718,000	627,306
2.943%, SOFR + 1.290%, 01/21/33 (b) (c)	919,000	781,080
Northern Trust Corp. 6.125%, 11/02/32 (b)	761,000	803,863
Sumitomo Mitsui Financial Group, Inc. 2.472%, 01/14/29	1,536,000	1,372,488
UBS Group AG 2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	1,883,000	1,508,291
Wells Fargo & Co. 3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	1,499,000	1,300,574

		15,489,467

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	208,000	193,307
8.000%, 11/15/39	868,000	1,097,096
Diageo Capital PLC 2.375%, 10/24/29 (b)	835,000	737,656
Keurig Dr Pepper, Inc. 3.200%, 05/01/30	93,000	83,770

		2,111,829

Building Materials—0.2%
Martin Marietta Materials, Inc. 2.500%, 03/15/30 (b)	56,000	48,830
Masco Corp. 2.000%, 02/15/31 (b)	1,141,000	933,168
Vulcan Materials Co. 3.500%, 06/01/30	115,000	105,402

		1,087,400

Chemicals—0.1%
RPM International, Inc. 2.950%, 01/15/32	443,000	374,937

Commercial Services—0.5%
Ashtead Capital, Inc. 5.500%, 08/11/32 (144A)	1,117,000	1,092,040
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	215,000	245,181
Experian Finance PLC 4.250%, 02/01/29 (144A)	533,000	515,156
Global Payments, Inc. 2.900%, 11/15/31 (b)	467,000	391,906
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	570,000	548,368
5.750%, 04/01/33 (b)	413,000	429,319

		3,221,970

Cosmetics/Personal Care—0.1%
Kenvue, Inc. 4.900%, 03/22/33 (b)	846,000	845,285

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,700,000	1,578,721
3.650%, 07/21/27 (b)	320,000	302,631
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	640,000	594,355
4.375%, 05/01/26 (144A)	215,000	207,644
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (c)	1,373,000	1,236,872
3.750%, 03/09/27 (b)	554,000	531,718
Charles Schwab Corp. 5.853%, SOFR + 2.500%, 05/19/34 (c)	1,045,000	1,070,130
Consumers Securitization Funding LLC 5.550%, 03/01/28	381,000	382,020
Intercontinental Exchange, Inc. 2.100%, 06/15/30 (b)	657,000	558,319
LPL Holdings, Inc. 4.375%, 05/15/31 (144A) (b)	1,120,000	1,019,359

		7,481,769

Electric—1.2%
American Electric Power Co., Inc. 5.950%, 11/01/32	368,000	382,520
Brazos Securitization LLC 5.243%, 03/01/43 (144A)	448,000	453,247

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Carolinas LLC 4.950%, 01/15/33	1,151,000	$1,144,655
Duke Energy Corp. 4.500%, 08/15/32	875,000	829,461
Electricite de France SA 6.900%, 05/23/53 (144A) (b)	200,000	218,053
Empire District Bondco LLC 4.943%, 01/01/35	348,000	346,545
Enel Finance International NV 6.800%, 10/14/25 (144A) (b)	315,000	321,292
Exelon Corp. 4.050%, 04/15/30 (b)	533,000	502,662
Georgia Power Co. 3.700%, 01/30/50	44,000	33,724
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A) (b)	275,000	228,500
4.300%, 01/15/26 (144A)	422,000	412,322
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	646,000	667,965
Pacific Gas & Electric Co.
2.100%, 08/01/27 (b)	145,000	130,553
2.500%, 02/01/31 (b)	466,000	387,516
3.000%, 06/15/28 (b)	418,000	381,802
3.300%, 08/01/40 (b)	283,000	207,193
Virginia Power Fuel Securitization LLC 5.088%, 05/01/29	380,000	374,686
Xcel Energy, Inc. 3.400%, 06/01/30 (b)	297,000	265,385

		7,288,081

Electronics—0.1%
Arrow Electronics, Inc. 2.950%, 02/15/32	749,000	628,689

Entertainment—0.2%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (b)	848,000	728,850
5.141%, 03/15/52	493,000	409,189

		1,138,039

Environmental Control—0.3%
Republic Services, Inc. 1.450%, 02/15/31 (b)	272,000	216,574
Waste Management, Inc. 4.875%, 02/15/34 (b)	1,645,000	1,633,746

		1,850,320

Gas—0.1%
APA Infrastructure Ltd. 4.250%, 07/15/27 (144A) (b)	84,000	82,268
East Ohio Gas Co. 2.000%, 06/15/30 (144A)	365,000	299,764
NiSource, Inc. 5.650%, 02/01/45	136,000	134,732

		516,764

Healthcare-Products—0.1%
Alcon Finance Corp. 2.600%, 05/27/30 (144A) (b)	200,000	172,678
Boston Scientific Corp. 2.650%, 06/01/30	470,000	413,951

		586,629

Healthcare-Services—0.3%
Adventist Health System 5.430%, 03/01/32 (b)	731,000	737,843
HCA, Inc. 5.125%, 06/15/39 (b)	522,000	492,645
Humana, Inc. 5.875%, 03/01/33 (b)	395,000	407,617
Laboratory Corp. of America Holdings 4.700%, 02/01/45 (b)	152,000	137,290
Northwell Healthcare, Inc.
3.979%, 11/01/46 (b)	51,000	41,071
4.260%, 11/01/47 (b)	407,000	337,273

		2,153,739

Insurance—0.7%
AIA Group Ltd. 3.375%, 04/07/30 (144A)	804,000	737,091
Aon Corp.
3.750%, 05/02/29	140,000	132,252
4.500%, 12/15/28	564,000	552,510
Brown & Brown, Inc. 4.200%, 03/17/32 (b)	618,000	570,524
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	955,000	858,949
5.750%, 01/15/34 (b)	351,000	358,086
Fairfax Financial Holdings Ltd. 5.625%, 08/16/32	870,000	869,122
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	331,000	248,893

		4,327,427

Internet—0.1%
Booking Holdings, Inc. 4.625%, 04/13/30 (b)	424,000	418,765

Lodging—0.2%
Las Vegas Sands Corp. 3.900%, 08/08/29 (b)	257,000	233,899
Marriott International, Inc.
2.750%, 10/15/33 (b)	475,000	386,042
2.850%, 04/15/31	2,000	1,725
4.625%, 06/15/30 (b)	582,000	566,225

		1,187,891

Machinery-Diversified—0.1%
Westinghouse Air Brake Technologies Corp. 3.200%, 06/15/25	248,000	240,854
4.700%, 09/15/28	660,000	649,176

		890,030

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	628,000	$421,687
5.250%, 04/01/53 (b)	505,000	399,942
5.375%, 05/01/47	132,000	106,361
6.384%, 10/23/35 (b)	310,000	306,366
Cox Communications, Inc. 1.800%, 10/01/30 (144A) (b)	404,000	324,123
Time Warner Cable Enterprises LLC 8.375%, 07/15/33 (b)	592,000	660,724

		2,219,203

Mining—0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,140,715
3.875%, 03/16/29 (144A) (b)	200,000	187,107
5.625%, 04/01/30 (144A) (b)	524,000	530,986
Glencore Funding LLC
2.500%, 09/01/30 (144A)	502,000	426,146
2.850%, 04/27/31 (144A) (b)	208,000	177,727

		2,462,681

Oil & Gas—0.6%
BP Capital Markets America, Inc. 2.721%, 01/12/32 (b)	1,226,000	1,056,366
Eni SpA 4.750%, 09/12/28 (144A)	1,046,000	1,037,832
Phillips 66 2.150%, 12/15/30 (b)	904,000	758,367
Valero Energy Corp. 6.625%, 06/15/37	596,000	649,722

		3,502,287

Pharmaceuticals—0.1%
Cigna Group 3.200%, 03/15/40	148,000	112,033
CVS Health Corp. 5.300%, 06/01/33 (b)	719,000	720,690

		832,723

Pipelines—0.3%
Plains All American Pipeline LP/PAA Finance Corp. 3.800%, 09/15/30 (b)	538,000	492,977
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	147,000	141,371
Spectra Energy Partners LP 3.375%, 10/15/26 (b)	236,000	225,916
Targa Resources Corp.
4.200%, 02/01/33	217,000	197,838
6.125%, 03/15/33	647,000	674,997

		1,733,099

Real Estate Investment Trusts—0.8%
Boston Properties LP 2.550%, 04/01/32	389,000	307,721
Brixmor Operating Partnership LP 4.050%, 07/01/30 (b)	512,000	474,889
4.125%, 05/15/29	51,000	48,068
Crown Castle, Inc. 3.650%, 09/01/27	843,000	799,110
Equinix, Inc.
1.800%, 07/15/27 (b)	517,000	463,458
2.500%, 05/15/31 (b)	618,000	515,507
2.625%, 11/18/24	800,000	783,886
GLP Capital LP/GLP Financing II, Inc. 5.300%, 01/15/29 (b)	513,000	504,425
Public Storage Operating Co. 5.100%, 08/01/33	1,221,000	1,226,298
Realty Income Corp. 3.250%, 01/15/31	153,000	136,489

		5,259,851

Retail—0.2%
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	619,000	475,391
Genuine Parts Co. 2.750%, 02/01/32 (b)	1,005,000	835,665

		1,311,056

Semiconductors—0.1%
Broadcom, Inc.
4.300%, 11/15/32	395,000	371,145
4.926%, 05/15/37 (144A)	208,000	197,406

		568,551

Software—0.1%
Fiserv, Inc. 2.650%, 06/01/30	198,000	172,393
Oracle Corp. 4.900%, 02/06/33 (b)	213,000	208,537
Roper Technologies, Inc. 2.000%, 06/30/30 (b)	422,000	352,220

		733,150

Telecommunications—0.5%
Rogers Communications, Inc. 3.800%, 03/15/32 (b)	1,514,000	1,360,629
T-Mobile USA, Inc. 2.050%, 02/15/28 (b)	557,000	499,077
Verizon Communications, Inc. 3.150%, 03/22/30 (b)	310,000	280,279
4.812%, 03/15/39 (b)	573,000	541,030
Vodafone Group PLC 5.625%, 02/10/53 (b)	214,000	212,681

		2,893,696

Total Corporate Bonds & Notes (Cost $83,900,001)		76,957,222

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—4.6%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.4%
ARI Fleet Lease Trust 6.050%, 07/15/32 (144A)	135,447	$136,319
Chesapeake Funding II LLC 5.650%, 05/15/35 (144A)	526,457	527,020
Credit Acceptance Auto Loan Trust 1.380%, 07/15/30 (144A)	328,000	322,030
6.390%, 08/15/33 (144A)	155,000	157,187
Enterprise Fleet Financing LLC 6.400%, 03/20/30 (144A)	376,000	381,751
GLS Auto Select Receivables Trust 6.270%, 08/16/27 (144A)	419,228	420,903
6.370%, 06/15/28 (144A)	102,877	103,610
Nissan Master Owner Trust Receivables 5.990%, SOFR30A + 0.670%, 02/15/28 (144A) (c)	408,876	409,203
Toyota Lease Owner Trust 5.300%, 08/20/25 (144A)	86,710	86,605

		2,544,628

Asset-Backed - Home Equity—0.0%
Bayview Financial Revolving Asset Trust 7.045%, 1M TSFR + 1.714%, 12/28/40 (144A) (c)	114,153	180,641
GMACM Home Equity Loan Trust 5.805%, 10/25/36 (c)	23,899	23,601
Home Equity Loan Trust 3.812%, 12/25/35 (c)	20,344	549

		204,791

Asset-Backed - Other—4.2%
ACRES Commercial Realty Ltd. 7.190%, 1M TSFR + 1.864%, 01/15/37 (144A) (c)	535,500	527,073
Arbor Realty Commercial Real Estate Notes Ltd. 6.640%, 1M TSFR + 1.314%, 12/15/35 (144A) (c)	625,000	615,856
7.040%, 1M TSFR + 1.714%, 08/15/34 (144A) (c)	522,000	504,982
7.419%, SOFR30A + 2.100%, 01/15/37 (144A) (c)	1,466,500	1,452,453
BSPRT Issuer Ltd. 6.740%, 1M TSFR + 1.414%, 03/15/36 (144A) (c)	1,463,000	1,417,233
7.369%, SOFR30A + 2.050%, 02/15/37 (144A) (c)	524,000	511,516
7.490%, 1M TSFR + 2.164%, 12/15/38 (144A) (c)	245,000	240,295
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	201,031	188,083
CHCP Ltd. 6.741%, 1M TSFR + 1.414%, 02/15/38 (144A) (c)	650,500	644,594
Columbia Cent CLO 28 Ltd. 7.278%, 3M TSFR + 1.962%, 11/07/30 (144A) (c)	1,026,773	1,027,504
Cutwater Ltd. 6.796%, 3M TSFR + 1.482%, 01/15/29 (144A) (c)	75,268	75,256
Dryden 55 CLO Ltd. 6.596%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	1,339,032	1,340,686
Dryden XXVI Senior Loan Fund 6.476%, 3M TSFR + 1.162%, 04/15/29 (144A) (c)	452,429	452,354
Kubota Credit Owner Trust 5.610%, 07/15/26 (144A)	435,613	435,650
LCCM Trust 7.340%, 1M TSFR + 2.014%, 12/13/38 (144A) (c)	682,500	651,879

Asset-Backed - Other—(Continued)
LoanCore Issuer Ltd. 7.190%, 1M TSFR + 1.864%, 07/15/36 (144A) (c)	1,547,500	1,528,546
7.340%, 1M TSFR + 2.014%, 11/15/38 (144A) (c)	3,913,500	3,798,083
MF1 Ltd. 7.140%, 1M TSFR + 1.814%, 11/15/35 (144A) (c)	223,465	223,605
7.276%, 1M TSFR + 1.950%, 02/19/37 (144A) (c)	650,507	637,079
MidOcean Credit CLO II 7.231%, 3M TSFR + 1.912%, 01/29/30 (144A) (c)	1,156,232	1,153,045
Neuberger Berman CLO XV 6.926%, 3M TSFR + 1.612%, 10/15/29 (144A) (c)	508,944	508,944
Neuberger Berman CLO XX Ltd. 6.736%, 3M TSFR + 1.422%, 07/15/34 (144A) (c)	600,000	600,368
Oaktree CLO Ltd. 7.329%, 3M TSFR + 2.012%, 04/22/30 (144A) (c)	1,503,087	1,496,779
OCP CLO Ltd. 7.236%, 3M TSFR + 1.912%, 01/26/34 (144A) (c)	4,041,128	4,040,906
OneMain Financial Issuance Trust 5.940%, 05/15/34 (144A)	427,000	429,317
Starwood Ltd. 7.119%, SOFR30A + 1.800%, 11/15/38 (144A) (c)	1,507,000	1,435,515
U.S. Small Business Administration 4.770%, 04/01/24	272	272
4.950%, 03/01/25	3,428	3,416
4.990%, 09/01/24	751	746
5.110%, 08/01/25	5,343	5,287
5.180%, 05/01/24	353	353
5.520%, 06/01/24	811	810
Voya Ltd. 7.026%, 3M TSFR + 1.712%, 10/15/30 (144A) (c)	584,168	580,506

		26,528,991

Total Asset-Backed Securities (Cost $29,611,916)		29,278,410

Mortgage-Backed Securities—1.7%

Commercial Mortgage-Backed Securities—1.7%
AREIT Trust 6.740%, 1M TSFR + 1.414%, 09/14/36 (144A) (c)	1,005,247	991,249
7.169%, SOFR30A + 1.850%, 01/20/37 (144A) (c)	892,000	866,976
BANK 5.745%, 08/15/56	533,187	558,714
Benchmark Mortgage Trust 6.363%, 07/15/56 (c)	38,197	39,921
BXMT Ltd. 6.740%, 1M TSFR + 1.414%, 05/15/38 (144A) (c)	1,532,500	1,420,642
COMM Mortgage Trust 3.708%, 07/10/48	1,300,833	1,267,821
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	720,234
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,560,801
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	483,738
MSWF Commercial Mortgage Trust 6.014%, 12/15/56 (c)	591,406	632,685

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Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Ready Capital Mortgage Financing LLC
6.444%, 1M TSFR + 1.114%, 04/25/38 (144A) † (c)	178,722	$178,219
7.244%, 1M TSFR + 1.914%, 11/25/36 (144A) † (c)	320,000	309,027
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,706,327	1,661,092

Total Mortgage-Backed Securities (Cost $11,145,787)		10,691,119

Preferred Stocks—0.8%

Household Products—0.5%
Henkel AG & Co. KGaA	39,361	3,163,339

Technology Hardware, Storage & Peripherals—0.3%
Samsung Electronics Co. Ltd.	32,260	1,610,816

Total Preferred Stocks (Cost $4,705,332)		4,774,155

Municipals—0.4%
New Jersey Turnpike Authority 7.414%, 01/01/40	1,050,000	1,252,171
Rhode Island Student Loan Authority 6.081%, 12/01/42	775,000	776,664
State Board of Administration Finance Corp. 2.154%, 07/01/30	314,000	268,215

Total Municipals (Cost $2,171,113)		2,297,050

Short-Term Investments—2.2%

Discount Note—2.2%
Federal Home Loan Bank
Zero Coupon, 04/01/24 (g)	13,792,000	13,784,062

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $250,198; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $255,163.	250,128	250,128

Total Short-Term Investments (Cost $14,042,128)		14,034,190

Securities Lending Reinvestments(h)—2.7%

Repurchase Agreements—1.1%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $500,227; collateralized by various Common Stock with an aggregate market value of $556,911.	500,000	500,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $1,654,840; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $1,687,192.	1,654,110	1,654,110
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $2,002,119; collateralized by various Common Stock with an aggregate market value of $2,228,277.	2,000,000	2,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $500,228; collateralized by various Common Stock with an aggregate market value of $557,756.	500,000	500,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,458.	100,000	100,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,501,129; collateralized by various Common Stock with an aggregate market value of $2,750,414.	2,500,000	2,500,000

		7,254,110

Mutual Funds—1.6%
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (i)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (i)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Share 5.260% (i)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (i)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (i)	3,000,000	3,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $17,254,110)		17,254,110

Total Investments - 103.7% (Cost $564,759,111)		654,996,386
Other assets and liabilities (net) - (3.7)%		(23,109,321)

Net Assets — 100.0%		$631,887,065

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt

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Schedule of Investments as of March 31, 2024 (Unaudited)

from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $487,246, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)

All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $44,966,593 and the collateral received consisted of cash in the amount of $17,254,110 and non-cash collateral with a value of $28,831,443. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)

Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Interest only security.
(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $404,282.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $48,611,317, which is 7.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ready Capital Mortgage Financing LLC, 6.444%, 04/25/38	03/19/21	$178,722	$178,722	$178,219
Ready Capital Mortgage Financing LLC, 7.244%, 11/25/36	11/12/21	320,000	320,000	309,027

				$487,246

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/28/24	61	USD	12,473,547	$(6,156)
U.S. Treasury Note 5 Year Futures	06/28/24	102	USD	10,915,594	27,607
U.S. Treasury Ultra Long Bond Futures	06/18/24	49	USD	6,321,000	90,539

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	(67)	USD	(7,678,828)	(66,756)

Net Unrealized Appreciation					$45,234

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 – significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,151,359	$—	$—	$8,151,359
Automobile Components	7,641,594	—	—	7,641,594
Banks	32,208,411	—	—	32,208,411
Beverages	5,404,221	—	—	5,404,221
Building Products	19,508,113	—	—	19,508,113
Capital Markets	44,924,795	—	—	44,924,795
Chemicals	12,581,801	—	—	12,581,801
Construction Materials	1,395,754	—	—	1,395,754
Consumer Staples Distribution & Retail	1,640,256	—	—	1,640,256
Distributors	4,335,664	—	—	4,335,664
Electric Utilities	15,173,791	—	—	15,173,791
Electrical Equipment	16,601,663	—	—	16,601,663
Entertainment	2,596,753	—	—	2,596,753
Financial Services	7,152,050	—	—	7,152,050
Food Products	1,447,519	—	—	1,447,519
Ground Transportation	6,832,427	—	—	6,832,427
Health Care Equipment & Supplies	10,992,164	—	—	10,992,164
Health Care Providers & Services	18,064,413	—	—	18,064,413
Hotels, Restaurants & Leisure	2,876,001	—	—	2,876,001
Industrial Conglomerates	3,695,321	—	—	3,695,321
Insurance	23,131,928	—	—	23,131,928
Interactive Media & Services	5,581,391	—	—	5,581,391
IT Services	8,114,131	—	—	8,114,131
Life Sciences Tools & Services	3,645,058	—	—	3,645,058
Machinery	4,759,301	—	—	4,759,301
Media	15,374,627	—	—	15,374,627
Metals & Mining	—	1,312,827	—	1,312,827
Multi-Utilities	785,958	1,916,083	—	2,702,041
Oil, Gas & Consumable Fuels	24,200,042	—	—	24,200,042
Personal Care Products	4,267,643	—	—	4,267,643
Pharmaceuticals	14,437,769	2,815,448	—	17,253,217
Professional Services	2,954,762	—	—	2,954,762
Semiconductors & Semiconductor Equipment	19,726,810	—	—	19,726,810
Software	14,018,420	—	—	14,018,420
Tobacco	7,338,835	—	—	7,338,835
Wireless Telecommunication Services	5,165,423	—	—	5,165,423
Total Common Stocks	376,726,168	6,044,358	—	382,770,526
Total U.S. Treasury & Government Agencies*	—	116,939,604	—	116,939,604
Total Corporate Bonds & Notes*	—	76,957,222	—	76,957,222
Total Asset-Backed Securities*	—	29,278,410	—	29,278,410

BHFTII-235

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Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Mortgage-Backed Securities*	$—	$10,691,119	$—	$10,691,119
Total Preferred Stocks*	—	4,774,155	—	4,774,155
Total Municipals*	—	2,297,050	—	2,297,050
Total Short-Term Investments*	—	14,034,190	—	14,034,190
Securities Lending Reinvestments
Repurchase Agreements	—	7,254,110	—	7,254,110
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	7,254,110	—	17,254,110
Total Investments	$386,726,168	$268,270,218	$—	$654,996,386

Collateral for Securities Loaned (Liability)	$—	$(17,254,110)	$—	$(17,254,110)
Futures Contracts Futures Contracts (Unrealized Appreciation)	$118,146	$—	$—	$118,146
Futures Contracts (Unrealized Depreciation)	(72,912)	—	—	(72,912)
Total Futures Contracts	$45,234	$—	$—	$45,234

*	See Schedule of Investments for additional detailed categorizations.

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Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.2%
Boeing Co. (a)	235,842	$45,515,147
General Dynamics Corp.	197,086	55,674,824
Northrop Grumman Corp.	119,968	57,423,883
RTX Corp.	510,858	49,823,981

		208,437,835

Banks—7.4%
Citigroup, Inc.	682,643	43,170,343
JPMorgan Chase & Co.	707,019	141,615,906
PNC Financial Services Group, Inc.	195,381	31,573,570

		216,359,819

Beverages—2.6%
Diageo PLC	964,000	35,601,114
PepsiCo, Inc.	222,884	39,006,929

		74,608,043

Biotechnology—1.3%
AbbVie, Inc.	214,431	39,047,885

Building Products—1.5%
Johnson Controls International PLC	307,415	20,080,348
Trane Technologies PLC	79,712	23,929,542

		44,009,890

Capital Markets—5.5%
BlackRock, Inc.	38,495	32,093,281
KKR & Co., Inc.	292,501	29,419,751
Morgan Stanley	570,535	53,721,576
Nasdaq, Inc.	690,091	43,544,742

		158,779,350

Chemicals—3.1%
Corteva, Inc.	284,846	16,427,069
DuPont de Nemours, Inc.	507,684	38,924,132
PPG Industries, Inc.	137,082	19,863,182
Sherwin-Williams Co.	39,401	13,685,149

		88,899,532

Commercial Services & Supplies—0.1%
Veralto Corp.	16,868	1,495,517

Consumer Finance—2.0%
American Express Co.	254,217	57,882,669

Consumer Staples Distribution & Retail—1.6%
Target Corp. (b)	257,076	45,556,438

Electric Utilities—5.8%
American Electric Power Co., Inc. (b)	135,844	11,696,168
Duke Energy Corp.	502,591	48,605,576
Exelon Corp.	547,423	20,566,682
PG&E Corp. (b)	1,163,846	19,506,059
Southern Co.	688,152	49,368,024

Electric Utilities—(Continued)
Xcel Energy, Inc.	330,365	17,757,119

		167,499,628

Electrical Equipment—1.5%
Eaton Corp. PLC	137,582	43,019,140

Food Products—2.0%
Mondelez International, Inc. - Class A	298,463	20,892,410
Nestle SA	357,911	38,003,139

		58,895,549

Ground Transportation—2.6%
Canadian National Railway Co. (b)	128,273	16,894,837
Union Pacific Corp.	236,971	58,278,278

		75,173,115

Health Care Equipment & Supplies—1.8%
Abbott Laboratories	256,421	29,144,811
Boston Scientific Corp. (a)	191,143	13,091,384
Medtronic PLC	101,517	8,847,206

		51,083,401

Health Care Providers & Services—6.6%
Cigna Group	258,125	93,748,419
Elevance Health, Inc.	53,641	27,815,004
McKesson Corp.	131,537	70,615,638

		192,179,061

Hotels, Restaurants & Leisure—1.3%
Marriott International, Inc. - Class A	155,016	39,112,087

Household Products—1.3%
Kimberly-Clark Corp.	158,723	20,530,820
Reckitt Benckiser Group PLC	286,353	16,290,328

		36,821,148

Industrial Conglomerates—1.6%
Honeywell International, Inc.	230,066	47,221,047

Industrial REITs—1.7%
Prologis, Inc.	379,398	49,405,208

Insurance—11.7%
Aon PLC - Class A	200,892	67,041,678
Chubb Ltd.	205,936	53,364,196
Marsh & McLennan Cos., Inc.	329,911	67,955,068
Progressive Corp.	480,305	99,336,680
Travelers Cos., Inc.	232,045	53,402,836

		341,100,458

IT Services—1.9%
Accenture PLC - Class A	161,058	55,824,313

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Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Machinery—2.2%
Illinois Tool Works, Inc.	117,401	$31,502,210
Otis Worldwide Corp.	100,287	9,955,491
PACCAR, Inc.	186,644	23,123,325

		64,581,026

Media—2.3%
Comcast Corp. - Class A	1,559,403	67,600,120

Multi-Utilities—1.3%
Dominion Energy, Inc. (b)	789,826	38,851,541

Oil, Gas & Consumable Fuels—6.1%
Chevron Corp. (b)	167,260	26,383,593
ConocoPhillips	631,483	80,375,156
EOG Resources, Inc.	199,237	25,470,458
Pioneer Natural Resources Co.	177,872	46,691,400

		178,920,607

Personal Care Products—1.0%
Kenvue, Inc.	1,427,969	30,644,215

Pharmaceuticals—5.3%
Johnson & Johnson	383,215	60,620,781
Merck & Co., Inc. (b)	326,214	43,043,937
Pfizer, Inc.	1,515,946	42,067,501
Roche Holding AG	28,709	7,328,743

		153,060,962

Professional Services—0.8%
Equifax, Inc.	90,858	24,306,332

Semiconductors & Semiconductor Equipment—6.0%
Analog Devices, Inc.	274,237	54,241,336
KLA Corp.	62,682	43,787,765
NXP Semiconductors NV	141,723	35,114,708
Texas Instruments, Inc.	237,151	41,314,075

		174,457,884

Specialized REITs—0.3%
Public Storage	33,155	9,616,939

Specialty Retail—2.2%
Lowe’s Cos., Inc.	253,093	64,470,380

Total Common Stocks (Cost $1,962,959,039)		2,898,921,139

Short-Term Investments—0.4%

Discount Note—0.4%
Federal Home Loan Bank Zero Coupon, 04/01/24 (c)	10,673,000	10,666,857

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $208; collateralized by U.S. Treasury Note at 5.000%, maturing 09/30/25, with a market value of $308.	208	$208

Total Short-Term Investments (Cost $10,673,208)		10,667,065

Securities Lending Reinvestments (d)—3.0%

Certificates of Deposit—0.1%
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (e)	1,000,000	999,936
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (e)	1,000,000	999,970

		1,999,906

Commercial Paper—0.1%
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792

Repurchase Agreements—1.6%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,900,863; collateralized by various Common Stock with an aggregate market value of $2,116,262.	1,900,000	1,900,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $750,341; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $767,508.	750,000	750,000
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $12,028,240; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $12,263,369.	12,022,910	12,022,910
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $4,120,661; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000

BHFTII-238

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Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $19,095,326; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $19,468,634.	19,086,896	$19,086,896
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $2,002,119; collateralized by various Common Stock with an aggregate market value of $2,228,277.	2,000,000	2,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $2,000,913; collateralized by various Common Stock with an aggregate market value of $2,231,025.	2,000,000	2,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $900,407; collateralized by various Common Stock with an aggregate market value of $1,001,815.	900,000	900,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,166.	1,000,000	1,000,000

		46,659,806

Time Deposits—0.3%
Banco Santander SA (NY) 5.310%, 04/01/24	3,000,000	3,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA 5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000

		9,000,000

Mutual Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (f)	10,000,000	10,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (f)	2,000,000	2,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (f)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (f)	1,100,000	1,100,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (f)	10,000,000	10,000,000

		27,100,000

Total Securities Lending Reinvestments (Cost $86,759,806)		86,758,504

Total Investments—103.0% (Cost $2,060,392,053)		2,996,346,708
Other assets and liabilities (net)—(3.0)%		(86,904,305)

Net Assets—100.0%		$2,909,442,403

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $93,615,364 and the collateral received consisted of cash in the amount of $86,758,620 and non-cash collateral with a value of $8,043,975. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-239

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$208,437,835	$—	$—	$208,437,835
Banks	216,359,819	—	—	216,359,819
Beverages	39,006,929	35,601,114	—	74,608,043
Biotechnology	39,047,885	—	—	39,047,885
Building Products	44,009,890	—	—	44,009,890
Capital Markets	158,779,350	—	—	158,779,350
Chemicals	88,899,532	—	—	88,899,532
Commercial Services & Supplies	1,495,517	—	—	1,495,517
Consumer Finance	57,882,669	—	—	57,882,669
Consumer Staples Distribution & Retail	45,556,438	—	—	45,556,438
Electric Utilities	167,499,628	—	—	167,499,628
Electrical Equipment	43,019,140	—	—	43,019,140
Food Products	20,892,410	38,003,139	—	58,895,549
Ground Transportation	75,173,115	—	—	75,173,115
Health Care Equipment & Supplies	51,083,401	—	—	51,083,401
Health Care Providers & Services	192,179,061	—	—	192,179,061
Hotels, Restaurants & Leisure	39,112,087	—	—	39,112,087
Household Products	20,530,820	16,290,328	—	36,821,148
Industrial Conglomerates	47,221,047	—	—	47,221,047
Industrial REITs	49,405,208	—	—	49,405,208
Insurance	341,100,458	—	—	341,100,458
IT Services	55,824,313	—	—	55,824,313
Machinery	64,581,026	—	—	64,581,026
Media	67,600,120	—	—	67,600,120
Multi-Utilities	38,851,541	—	—	38,851,541
Oil, Gas & Consumable Fuels	178,920,607	—	—	178,920,607
Personal Care Products	30,644,215	—	—	30,644,215
Pharmaceuticals	145,732,219	7,328,743	—	153,060,962
Professional Services	24,306,332	—	—	24,306,332
Semiconductors & Semiconductor Equipment	174,457,884	—	—	174,457,884
Specialized REITs	9,616,939	—	—	9,616,939
Specialty Retail	64,470,380	—	—	64,470,380
Total Common Stocks	2,801,697,815	97,223,324	—	2,898,921,139
Total Short-Term Investments*	—	10,667,065	—	10,667,065

BHFTII-240

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$1,999,906	$—	$1,999,906
Commercial Paper	—	1,998,792	—	1,998,792
Repurchase Agreements	—	46,659,806	—	46,659,806
Time Deposits	—	9,000,000	—	9,000,000
Mutual Funds	27,100,000	—	—	27,100,000
Total Securities Lending Reinvestments	27,100,000	59,658,504	—	86,758,504
Total Investments	$2,828,797,815	$167,548,893	$—	$2,996,346,708

Collateral for Securities Loaned (Liability)	$—	$(86,758,620)	$—	$(86,758,620)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-241

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Automobile Components—1.0%
Fox Factory Holding Corp. (a)	124,489	$6,482,142
LCI Industries	23,771	2,925,259

		9,407,401

Banks—6.1%
Bank of Hawaii Corp.	81,674	5,095,641
Community Bank System, Inc.	175,282	8,418,794
Cullen/Frost Bankers, Inc.	82,673	9,306,499
First Financial Bankshares, Inc.	205,719	6,749,640
Glacier Bancorp, Inc.	179,436	7,227,682
Lakeland Financial Corp.	68,718	4,557,378
Prosperity Bancshares, Inc.	116,129	7,638,966
Stock Yards Bancorp, Inc.	78,702	3,849,315
United Community Banks, Inc.	228,790	6,021,753

		58,865,668

Building Products—2.4%
Armstrong World Industries, Inc.	8,443	1,048,790
CSW Industrials, Inc.	65,535	15,374,511
Hayward Holdings, Inc. (a)	446,126	6,830,189

		23,253,490

Capital Markets—1.5%
Hamilton Lane, Inc. - Class A	41,030	4,626,543
Houlihan Lokey, Inc.	58,938	7,555,262
MarketAxess Holdings, Inc.	8,977	1,968,207

		14,150,012

Chemicals—1.3%
Element Solutions, Inc.	324,054	8,094,869
Quaker Chemical Corp.	22,504	4,618,946

		12,713,815

Commercial Services & Supplies—2.8%
Casella Waste Systems, Inc. - Class A (a)	39,215	3,877,187
Rollins, Inc.	165,583	7,661,526
Tetra Tech, Inc.	82,837	15,300,822

		26,839,535

Construction & Engineering—2.3%
Arcosa, Inc.	102,384	8,790,690
Valmont Industries, Inc.	59,014	13,471,716

		22,262,406

Construction Materials—2.3%
Eagle Materials, Inc.	79,844	21,697,607

Consumer Staples Distribution & Retail—0.4%
Grocery Outlet Holding Corp. (a)	123,774	3,562,216

Containers & Packaging—1.0%
AptarGroup, Inc.	68,857	9,907,834

Distributors—1.9%
Pool Corp.	44,155	17,816,543

Diversified Consumer Services—0.6%
Bright Horizons Family Solutions, Inc. (a)	54,240	6,148,646

Electronic Equipment, Instruments & Components—3.5%
Advanced Energy Industries, Inc.	54,811	5,589,626
Littelfuse, Inc.	61,107	14,809,281
Novanta, Inc. (a)	53,631	9,373,090
Rogers Corp. (a)	33,162	3,935,998

		33,707,995

Energy Equipment & Services—3.1%
Cactus, Inc. - Class A	107,415	5,380,417
Oceaneering International, Inc. (a)	293,506	6,868,041
Tidewater, Inc. (a)	148,953	13,703,676
Transocean Ltd. (a)	672,003	4,220,179

		30,172,313

Financial Services—1.2%
Jack Henry & Associates, Inc.	38,562	6,699,376
Shift4 Payments, Inc. - Class A (a)	72,950	4,819,807

		11,519,183

Food Products—0.7%
Simply Good Foods Co. (a)	74,576	2,537,821
Utz Brands, Inc.	240,128	4,427,961

		6,965,782

Health Care Equipment & Supplies—3.7%
Atrion Corp.	11,245	5,212,620
Haemonetics Corp. (a)	186,337	15,903,863
QuidelOrtho Corp. (a)	49,211	2,359,175
UFP Technologies, Inc. (a)	45,932	11,584,050

		35,059,708

Health Care Providers & Services—2.4%
Chemed Corp.	28,366	18,208,987
CorVel Corp. (a)	16,470	4,330,951

		22,539,938

Health Care Technology—0.3%
Simulations Plus, Inc.	78,749	3,240,521

Hotels, Restaurants & Leisure—1.5%
Texas Roadhouse, Inc.	90,413	13,966,096

Household Durables—0.5%
Installed Building Products, Inc.	19,902	5,149,244

Household Products—1.3%
Church & Dwight Co., Inc.	38,943	4,062,145
WD-40 Co.	32,062	8,121,625

		12,183,770

BHFTII-242

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—2.4%
AMERISAFE, Inc.	113,452	$5,691,887
Hagerty, Inc. - Class A (a)	210,933	1,930,037
RLI Corp.	75,770	11,249,572
Stewart Information Services Corp.	66,802	4,346,138

		23,217,634

Life Sciences Tools & Services—4.4%
Bio-Techne Corp.	212,268	14,941,544
ICON PLC (a)	29,045	9,757,668
Stevanato Group SpA	235,222	7,550,626
West Pharmaceutical Services, Inc.	24,298	9,614,962

		41,864,800

Machinery—13.6%
Crane Co.	36,089	4,876,707
Enerpac Tool Group Corp.	60,868	2,170,553
Enpro, Inc.	11,244	1,897,650
Esab Corp.	111,120	12,286,538
ESCO Technologies, Inc.	53,620	5,740,021
Federal Signal Corp.	41,024	3,481,707
Graco, Inc.	101,803	9,514,508
Hillman Solutions Corp. (a)	487,816	5,190,362
Kadant, Inc.	53,599	17,585,832
Lindsay Corp.	48,678	5,727,453
Nordson Corp.	33,608	9,226,740
Omega Flex, Inc.	27,091	1,921,565
RBC Bearings, Inc. (a)	65,039	17,583,294
SPX Technologies, Inc. (a)	104,266	12,838,273
Standex International Corp.	52,709	9,604,634
Toro Co.	120,985	11,085,855

		130,731,692

Marine Transportation—1.9%
Kirby Corp. (a)	187,844	17,905,290

Media—2.2%
Cable One, Inc.	9,309	3,938,917
Nexstar Media Group, Inc.	84,547	14,566,603
TechTarget, Inc. (a)	87,769	2,903,398

		21,408,918

Oil, Gas & Consumable Fuels—3.2%
CNX Resources Corp. (a)	205,640	4,877,781
Matador Resources Co.	99,321	6,631,663
Sitio Royalties Corp. - Class A	338,442	8,366,286
Southwestern Energy Co. (a)	479,343	3,633,420
Texas Pacific Land Corp.	7,149	4,135,768
Viper Energy, Inc.	74,967	2,883,231

		30,528,149

Pharmaceuticals—0.5%
Amphastar Pharmaceuticals, Inc. (a)	101,048	4,437,018

Professional Services—3.2%
CBIZ, Inc. (a)	62,228	4,884,898
CRA International, Inc.	37,538	5,614,934
Exponent, Inc.	148,263	12,259,868
FTI Consulting, Inc. (a)	38,759	8,150,630

		30,910,330

Real Estate Management & Development—1.9%
Colliers International Group, Inc.	20,320	2,483,713
FirstService Corp.	92,151	15,278,636

		17,762,349

Semiconductors & Semiconductor Equipment—4.2%
Lattice Semiconductor Corp. (a)	253,999	19,870,342
MKS Instruments, Inc.	56,758	7,548,814
Power Integrations, Inc.	181,497	12,986,110

		40,405,266

Software—12.6%
Aspen Technology, Inc. (a)	49,746	10,609,827
CommVault Systems, Inc. (a)	91,499	9,280,743
Computer Modelling Group Ltd.	149,492	1,121,190
Fair Isaac Corp. (a)	15,588	19,478,921
Manhattan Associates, Inc. (a)	87,273	21,838,323
Model N, Inc. (a)	206,728	5,885,546
Qualys, Inc. (a)	110,230	18,394,080
SPS Commerce, Inc. (a)	97,204	17,973,020
Tyler Technologies, Inc. (a)	21,181	9,002,137
Vertex, Inc. - Class A (a)	217,428	6,905,513

		120,489,300

Specialty Retail—4.5%
Asbury Automotive Group, Inc. (a)	68,687	16,195,021
Floor & Decor Holdings, Inc. - Class A (a)	87,054	11,283,940
Tractor Supply Co.	31,056	8,127,976
Winmark Corp.	19,882	7,191,319

		42,798,256

Trading Companies & Distributors—2.8%
Richelieu Hardware Ltd.	132,086	4,154,046
SiteOne Landscape Supply, Inc. (a)	36,194	6,317,663
Transcat, Inc. (a)	41,510	4,625,459
Watsco, Inc.	26,835	11,591,915

		26,689,083

Total Common Stocks (Cost $569,119,343)		950,277,808

BHFTII-243

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investment—1.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $9,878,697; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $10,073,547.	9,875,954	$9,875,954

Total Short-Term Investments (Cost $9,875,954)		9,875,954

Total Investments—100.2% (Cost $578,995,297)		960,153,762
Other assets and liabilities (net)—(0.2)%		(1,708,015)

Net Assets—100.0%		$958,445,747

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$950,277,808	$—	$—	$950,277,808
Total Short-Term Investment*	—	9,875,954	—	9,875,954
Total Investments	$950,277,808	$9,875,954	$—	$960,153,762

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-244

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Airbus SE	56,536	$10,428,407

Automobiles—1.3%
Ferrari NV (a)	26,619	11,604,287
Rivian Automotive, Inc. - Class A (a) (b)	781,885	8,561,641
Tesla, Inc. (b)	53,323	9,373,650

		29,539,578

Biotechnology—1.4%
Argenx SE (ADR) (a) (b)	27,943	11,001,718
Legend Biotech Corp. (ADR) (a) (b)	109,560	6,145,220
Vertex Pharmaceuticals, Inc. (b)	34,510	14,425,525

		31,572,463

Broadline Retail—8.9%
Amazon.com, Inc. (b)	1,043,117	188,157,444
Coupang, Inc. (b)	904,939	16,098,865

		204,256,309

Capital Markets—0.6%
Charles Schwab Corp.	202,378	14,640,024

Chemicals—0.5%
Linde PLC (a)	23,870	11,083,318

Commercial Services & Supplies—0.3%
Cintas Corp.	9,410	6,464,952

Consumer Staples Distribution & Retail—1.1%
Dollar General Corp.	135,747	21,184,677
Maplebear, Inc. (b)	84,503	3,151,117

		24,335,794

Electrical Equipment—0.4%
Rockwell Automation, Inc. (a)	28,500	8,302,905

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp. - Class A	1,951	225,048
Teledyne Technologies, Inc. (b)	48,644	20,883,842

		21,108,890

Energy Equipment & Services—0.8%
Schlumberger NV	344,125	18,861,491

Entertainment—2.0%
Netflix, Inc. (b)	48,924	29,713,013
Spotify Technology SA (a) (b)	60,131	15,868,571

		45,581,584

Financial Services—6.5%
Fiserv, Inc. (b)	167,055	26,698,730
Mastercard, Inc. - Class A	113,337	54,579,699
Visa, Inc. - Class A (a)	242,802	67,761,182

		149,039,611

Ground Transportation—1.5%
Old Dominion Freight Line, Inc. (a)	63,544	13,935,835
Uber Technologies, Inc. (b)	274,300	21,118,357

		35,054,192

Health Care Equipment & Supplies—1.9%
Intuitive Surgical, Inc. (b)	85,841	34,258,285
Stryker Corp.	26,616	9,525,068

		43,783,353

Health Care Providers & Services—3.5%
Cigna Group (a)	70,105	25,461,435
UnitedHealth Group, Inc.	108,031	53,442,936

		78,904,371

Hotels, Restaurants & Leisure—1.7%
Booking Holdings, Inc. (a)	2,220	8,053,894
Chipotle Mexican Grill, Inc. (b)	6,243	18,146,965
Las Vegas Sands Corp.	237,762	12,292,295

		38,493,154

Insurance—0.6%
Chubb Ltd.	52,142	13,511,556

Interactive Media & Services—12.2%
Alphabet, Inc. - Class A (b)	854,420	128,957,611
Alphabet, Inc. - Class C (b)	199,742	30,412,717
Meta Platforms, Inc. - Class A	222,382	107,984,251
Pinterest, Inc. - Class A (b)	302,539	10,489,027

		277,843,606

IT Services—1.2%
Accenture PLC - Class A	13,263	4,597,088
MongoDB, Inc. (a) (b)	8,296	2,975,278
Shopify, Inc. - Class A (b)	221,923	17,125,798
Stripe, Inc. - Class B † (b) (c) (d)	63,278	1,645,228

		26,343,392

Life Sciences Tools & Services—1.3%
Danaher Corp.	58,150	14,521,218
Thermo Fisher Scientific, Inc.	27,504	15,985,600

		30,506,818

Pharmaceuticals—3.7%
Eli Lilly & Co.	98,587	76,696,743
Zoetis, Inc.	52,320	8,853,067

		85,549,810

Professional Services—0.6%
Dayforce, Inc. (a) (b)	77,465	5,128,958
TransUnion	107,434	8,573,233

		13,702,191

BHFTII-245

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—13.1%
Advanced Micro Devices, Inc. (b)	105,081	$18,966,070
ASML Holding NV	32,510	31,549,980
Intel Corp.	229,100	10,119,347
Lam Research Corp.	16,093	15,635,476
NVIDIA Corp.	240,741	217,523,938
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (a)	48,270	6,567,133

		300,361,944

Software—22.8%
Adobe, Inc. (b)	53,424	26,957,750
Atlassian Corp. - Class A (b)	94,609	18,459,162
Aurora Innovation, Inc. (a) (b)	804,390	2,268,380
Autodesk, Inc. (b)	67,100	17,474,182
Dynatrace, Inc. (a) (b)	176,657	8,203,951
Epic Games, Inc. † (b) (c) (d)	7,488	4,516,762
Fortinet, Inc. (b)	256,400	17,514,684
Intuit, Inc.	46,370	30,140,500
Magic Leap, Inc. - Class A † (b) (c) (d)	10,914	52,387
Microsoft Corp.	722,807	304,099,361
Monday.com Ltd. (b)	3,511	793,030
Roper Technologies, Inc.	26,748	15,001,348
Salesforce, Inc.	99,101	29,847,239
ServiceNow, Inc. (b)	45,205	34,464,292
Synopsys, Inc. (b)	18,900	10,801,350

		520,594,378

Specialty Retail—0.6%
Floor & Decor Holdings, Inc. - Class A (a) (b)	48,023	6,224,741
Ross Stores, Inc.	48,326	7,092,324

		13,317,065

Technology Hardware, Storage & Peripherals—7.0%
Apple, Inc.	929,647	159,415,868

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. - Class B	122,969	11,556,627

Wireless Telecommunication Services—0.6%
T-Mobile U.S., Inc. (a)	90,914	14,838,983

Total Common Stocks (Cost $1,200,396,965)		2,238,992,634

Preferred Stocks—1.0%

Automobiles—0.4%
Dr Ing hc F Porsche AG	95,027	9,459,323

Life Sciences Tools & Services—0.6%
Sartorius AG (b)	31,914	12,692,434

Total Preferred Stocks (Cost $21,218,190)		22,151,757

Convertible Preferred Stocks—0.8%
Security Description	Shares/ Principal Amount*	Value

Automobiles—0.2%
GM Cruise Holdings LLC - Class F † (b) (c) (d)	196,100	1,145,224
Nuro, Inc. - Series C † (b) (c) (d)	179,741	735,140
Sila Nanotechnologies, Inc. - Series F † (b) (c) (d)	52,110	1,056,791
Waymo LLC - Series A-2 † (b) (c) (d)	26,511	1,635,729

		4,572,884

Commercial Services & Supplies—0.2%
Redwood Materials, Inc. - Series D † (b) (c) (d)	110,579	5,278,580

Consumer Staples Distribution & Retail—0.1%
Rappi, Inc. - Series E † (b) (c) (d)	52,748	1,198,435

Financial Services—0.1%
ANT Group Co. Ltd. † (b) (c) (d)	2,959,806	2,985,260

Software—0.2%
Celonis SE - Series D † (b) (c) (d)	1,177	262,565
Databricks, Inc. - Series I † (b) (c) (d)	68,560	4,846,507

		5,109,072

Total Convertible Preferred Stocks (Cost $27,216,699)		19,144,231

Short-Term Investment—0.0%

Mutual Funds—0.0%
T. Rowe Price Government Reserve Fund (e)	8,005	8,005

Total Short-Term Investments (Cost $8,005)		8,005

Securities Lending Reinvestments (f)—5.7%

Certificates of Deposit—1.1%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (g)	1,000,000	1,000,400
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (g)	1,000,000	999,999
Bank of Nova Scotia 5.640%, SOFR + 0.310%, 03/19/25 (g)	2,000,000	1,999,981
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.360%, 01/09/25 (g)	1,000,000	1,000,696
Mitsubishi UFJ Trust & Banking Corp. 5.560%, SOFR + 0.240%, 07/11/24 (g)	1,000,000	999,988
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (g)	1,000,000	1,000,154
MUFG Bank Ltd. (London) 5.510%, SOFR + 0.200%, 09/23/24 (g)	2,000,000	2,000,000
National Westminster Bank PLC 5.880%, 05/02/24	2,000,000	2,000,980
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd.
5.450%, SOFR + 0.120%, 07/19/24 (g)	2,000,000	1,999,940
5.500%, SOFR + 0.170%, 09/16/24 (g)	2,000,000	1,999,872

BHFTII-246

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	2,000,000	$2,003,932
SMBC Bank International PLC Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (g)	1,000,000	1,000,171
Sumitomo Mitsui Banking Corp. 5.560%, SOFR + 0.230%, 07/11/24 (g)	1,000,000	1,000,319
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (g)	1,000,000	1,000,216
Toronto-Dominion Bank 5.710%, SOFR + 0.380%, 01/08/25 (g)	1,000,000	999,988
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (g)	1,000,000	1,001,878

		25,001,566

Commercial Paper—0.2%
Australia & New Zealand Banking Group Ltd.
5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (g)	1,000,000	1,000,098
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (g)	1,000,000	999,996
Old Line Funding LLC 5.450%, SOFR + 0.120%, 05/08/24 (g)	1,000,000	999,997

		3,996,928

Repurchase Agreements—3.7%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $10,804,905; collateralized by various Common Stock with an aggregate market value of $12,029,275.	10,800,000	10,800,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $700,318; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $716,340.	700,000	700,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $7,038,247; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	7,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $9,452,031; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $9,636,816.	9,447,859	9,447,859

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $15,015,896; collateralized by various Common Stock with an aggregate market value of $16,712,079.	15,000,000	15,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,672.	2,000,000	2,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $20,559,385; collateralized by various Common Stock with an aggregate market value of $22,923,783.	20,550,000	20,550,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,339,382.	3,000,000	3,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $11,004,968; collateralized by various Common Stock with an aggregate market value of $12,101,830.	11,000,000	11,000,000

		85,497,859

Time Deposits—0.4%
Banco Santander SA (NY) 5.310%, 04/01/24	4,000,000	4,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	4,000,000	4,000,000

		8,000,000

Mutual Funds—0.3%
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (h)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (h)	5,000,000	5,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $129,488,867)		129,496,353

Total Investments—105.5% (Cost $1,378,328,726)		2,409,792,980
Other assets and liabilities (net)—(5.5)%		(124,555,218)

Net Assets—100.0%		$2,285,237,762

BHFTII-247

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $25,358,608, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $151,591,395 and the collateral received consisted of cash in the amount of $129,455,476 and non-cash collateral with a value of $27,872,910. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 1.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT Group Co. Ltd.	08/14/23	2,959,806	$2,959,806	$2,985,260
Celonis SE - Series D	10/04/22	1,177	435,243	262,565
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	4,846,507
Epic Games, Inc.	06/18/20	7,488	4,310,738	4,516,762
GM Cruise Holdings LLC - Class F	05/07/19	196,100	3,578,825	1,145,224
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	52,387
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	735,140
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	1,198,435
Redwood Materials - Series D	06/02/23	110,579	5,278,583	5,278,580
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,726	1,056,791
Stripe, Inc. - Class B	12/17/19	63,278	992,832	1,645,228
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	1,635,729

				$25,358,608

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of March 31, 2024	Income earned from affiliates during the period
T. Rowe Price Government Reserve Fund	$7,856,074	$55,290,059	$(63,138,128)	$8,005	$68,531

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$10,428,407	$—	$10,428,407
Automobiles	29,539,578	—	—	29,539,578
Biotechnology	31,572,463	—	—	31,572,463
Broadline Retail	204,256,309	—	—	204,256,309
Capital Markets	14,640,024	—	—	14,640,024
Chemicals	11,083,318	—	—	11,083,318
Commercial Services & Supplies	6,464,952	—	—	6,464,952
Consumer Staples Distribution & Retail	24,335,794	—	—	24,335,794
Electrical Equipment	8,302,905	—	—	8,302,905
Electronic Equipment, Instruments & Components	21,108,890	—	—	21,108,890
Energy Equipment & Services	18,861,491	—	—	18,861,491
Entertainment	45,581,584	—	—	45,581,584
Financial Services	149,039,611	—	—	149,039,611
Ground Transportation	35,054,192	—	—	35,054,192
Health Care Equipment & Supplies	43,783,353	—	—	43,783,353
Health Care Providers & Services	78,904,371	—	—	78,904,371
Hotels, Restaurants & Leisure	38,493,154	—	—	38,493,154
Insurance	13,511,556	—	—	13,511,556
Interactive Media & Services	277,843,606	—	—	277,843,606
IT Services	24,698,164	—	1,645,228	26,343,392
Life Sciences Tools & Services	30,506,818	—	—	30,506,818
Pharmaceuticals	85,549,810	—	—	85,549,810
Professional Services	13,702,191	—	—	13,702,191
Semiconductors & Semiconductor Equipment	300,361,944	—	—	300,361,944
Software	516,025,229	—	4,569,149	520,594,378
Specialty Retail	13,317,065	—	—	13,317,065
Technology Hardware, Storage & Peripherals	159,415,868	—	—	159,415,868
Textiles, Apparel & Luxury Goods	11,556,627	—	—	11,556,627
Wireless Telecommunication Services	14,838,983	—	—	14,838,983
Total Common Stocks	2,222,349,850	10,428,407	6,214,377	2,238,992,634
Total Preferred Stocks*	—	22,151,757	—	22,151,757
Total Convertible Preferred Stocks*	—	—	19,144,231	19,144,231
Total Short-Term Investment*	8,005	—	—	8,005
Securities Lending Reinvestments
Certificates of Deposit	—	25,001,566	—	25,001,566
Commercial Paper	—	3,996,928	—	3,996,928
Repurchase Agreements	—	85,497,859	—	85,497,859
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	122,496,353	—	129,496,353
Total Investments	$2,229,357,855	$155,076,517	$25,358,608	$2,409,792,980

Collateral for Securities Loaned (Liability)	$—	$(129,455,476)	$—	$(129,455,476)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2023	Change in Unrealized Appreciation / (Depreciation)	Balance as of March 31, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2024
Common Stocks
IT Services	$1,413,631	$231,597	$1,645,228	$231,597
Software	3,576,989	992,160	4,569,149	992,160
Convertible Preferred Stocks
Automobiles	4,449,608	123,276	4,572,884	123,276
Commercial Services & Supplies	5,278,580	—	5,278,580	—
Consumer Staples Distribution & Retail	1,198,435	—	1,198,435	—
Financial Services	2,898,242	87,018	2,985,260	87,018
Software	5,156,378	(47,306)	5,109,072	(47,306)

	$23,971,863	$1,386,745	$25,358,608	$1,386,745

	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$1,645,228	Market Transaction Method	Precedent Transaction	$26.00	$26.00	$26.00	Increase
Software	4,516,762	Comparable Company Analysis	Enterprise Value/Sales	5.6x	6.4x	6.0x	Increase
			Enterprise Value/Gross Profit	7.9x	9.0x	8.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	52,387	Market Transaction Method	Precedent Transaction	$19.20	$19.20	$19.20	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease
Convertible Preferred Stocks
Automobiles	1,145,224	Discounted Projected Multiple	Forward Enterprise Value/Sales	3.5x	5.3x	4.4x	Increase
			Discount Rate	35.00%	35.00%	35.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	735,140	Comparable Company Analysis	Market Comparable Adjustment	-80.00%	-80.00%	-80.00%	Decrease
	1,056,791	Comparable Company Analysis	Enterprise Value/Sales	1.4x	1.4x	1.4x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	1,635,729	Market Transaction Method	Precedent Transaction	$78.20	$78.20	$78.20	Increase
		Discounted Projected Multiple	Forward Enterprise Value/Sales	3.0x	4.3x	3.7x	Increase
			Discount Rate	30.00%	30.00%	30.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Commercial Services & Supplies	5,278,580	Market Transaction Method	Precedent Transaction	$47.74	$47.74	$47.74	Increase
Consumer Staples Distribution & Retail	1,198,435	Comparable Company Analysis	Enterprise Value/GMV	0.5x	0.6x	0.6x	Increase
			Enterprise Value/Gross Profit	5.0x	6.0x	5.5x	Increase
			Enterprise Value/EBITDA	14.5x	23.1x	18.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Financial Services	2,985,260	Discounted Cash Flow	Contingent Payment Owed	70.00%	70.00%	70.00%	Increase
			Accrued Interest Rate	3.55%	3.55%	3.55%	Increase
			Discount Rate	5.68%	5.68%	5.68%	Decrease
Software	262,565	Calibration Model	Enterprise Value/Sales	11.7x	14.8x	13.3x	Increase
			Enterprise Value/Gross Profit	14.9x	18.9x	16.9x	Increase
			Implied Premium	0.0%	0.0%	0.0%	Increase

	4,846,507	Market Transaction Method	Precedent Transactions	$65.00	$73.50	$69.72	Increase
		Comparable Company Analysis	Enterprise Value/Sales	11.5x	18.0x	14.8x	Increase
			Discount for Lack of Marketability	13.00%	13.00%	13.00%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	15.50%	15.50%	Decrease
			Terminal Year Revenue Multiple	4.7x	4.7x	4.7x	Increase

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Cadre Holdings, Inc. (a)	48,100	$1,741,220
Curtiss-Wright Corp.	48,007	12,286,911
Leonardo DRS, Inc. (a) (b)	246,498	5,445,141
Moog, Inc. - Class A (a)	8,258	1,318,390
Woodward, Inc.	47,633	7,341,198

		28,132,860

Air Freight & Logistics—0.4%
GXO Logistics, Inc. (b)	93,011	5,000,271

Automobile Components—0.5%
LCI Industries (a)	5,702	701,688
Patrick Industries, Inc. (a)	25,532	3,050,308
Visteon Corp. (a) (b)	18,030	2,120,509

		5,872,505

Banks—0.5%
Bancorp, Inc. (b)	128,066	4,285,088
ServisFirst Bancshares, Inc. (a)	34,200	2,269,512

		6,554,600

Beverages—0.8%
Celsius Holdings, Inc. (b)	37,861	3,139,434
Coca-Cola Consolidated, Inc.	7,799	6,601,152

		9,740,586

Biotechnology—9.4%
ACADIA Pharmaceuticals, Inc. (b)	108,264	2,001,801
Agios Pharmaceuticals, Inc. (b)	46,240	1,352,058
Akero Therapeutics, Inc. (a) (b)	51,448	1,299,577
Alkermes PLC (a) (b)	127,463	3,450,423
Allogene Therapeutics, Inc. (a) (b)	61,692	275,763
Alpine Immune Sciences, Inc. (b)	31,300	1,240,732
Amicus Therapeutics, Inc. (b)	148,739	1,752,145
Arcellx, Inc. (a) (b)	25,200	1,752,660
Avidity Biosciences, Inc. † (b) (c)	43,375	1,051,584
Avidity Biosciences, Inc. (b)	64,328	1,641,651
Biohaven Ltd. (a) (b)	115,029	6,290,936
Biomea Fusion, Inc. (a) (b)	19,500	291,525
Blueprint Medicines Corp. (a) (b)	74,389	7,056,541
Bridgebio Pharma, Inc. (a) (b)	84,700	2,618,924
Catalyst Pharmaceuticals, Inc. (a) (b) †	135,800	2,164,652
Celldex Therapeutics, Inc. (b)	28,464	1,194,634
Cerevel Therapeutics Holdings, Inc. (b)	32,354	1,367,604
Crinetics Pharmaceuticals, Inc. (a) (b)	53,184	2,489,543
CRISPR Therapeutics AG (a) (b)	63,278	4,313,029
Cytokinetics, Inc. (a) (b)	81,177	5,691,319
Day One Biopharmaceuticals, Inc. (a) (b)	36,371	600,849
Denali Therapeutics, Inc. (b)	33,032	677,817
Disc Medicine, Inc. (a) (b)	6,000	373,560
Exelixis, Inc. (b)	244,385	5,799,256
Halozyme Therapeutics, Inc. (b)	142,431	5,794,093
Ideaya Biosciences, Inc. (a) (b)	37,524	1,646,553
IGM Biosciences, Inc. (a) (b)	22,768	219,711
Immunovant, Inc. (b)	30,416	982,741
Insmed, Inc. (a) (b)	181,860	4,933,862

Biotechnology—(Continued)
Intellia Therapeutics, Inc. (a) (b)	52,699	1,449,750
Ionis Pharmaceuticals, Inc. (a) (b)	101,146	4,384,679
Iovance Biotherapeutics, Inc. (a) (b)	167,698	2,485,284
Krystal Biotech, Inc. (a) (b)	14,100	2,508,813
Kymera Therapeutics, Inc. (a) (b)	76,327	3,068,345
Madrigal Pharmaceuticals, Inc. (a) (b)	8,059	2,152,075
Merus NV (b)	12,900	580,887
Mirum Pharmaceuticals, Inc. (a) (b)	12,200	306,464
Monte Rosa Therapeutics, Inc. (a) (b)	9,800	69,090
MoonLake Immunotherapeutics (a) (b)	12,800	642,944
Morphic Holding, Inc. (a) (b)	30,637	1,078,422
Natera, Inc. (b)	66,744	6,104,406
Neurocrine Biosciences, Inc. (b)	26,879	3,707,152
Nurix Therapeutics, Inc. (b)	23,600	346,920
Nuvalent, Inc. - Class A (b)	20,557	1,543,625
Prothena Corp. PLC (a) (b)	66,278	1,641,706
PTC Therapeutics, Inc. (a) (b)	72,654	2,113,505
Relay Therapeutics, Inc. (a) (b)	91,000	755,300
Replimune Group, Inc. (a) (b)	73,809	603,020
Revolution Medicines, Inc. (a) (b)	35,256	1,136,301
Rhythm Pharmaceuticals, Inc. (a) (b)	30,800	1,334,564
Rocket Pharmaceuticals, Inc. (b)	45,297	1,220,301
Scholar Rock Holding Corp. (a) (b)	55,206	980,459
SpringWorks Therapeutics, Inc. (b)	24,396	1,200,771
Ultragenyx Pharmaceutical, Inc. (b)	52,135	2,434,183
Vaxcyte, Inc. (a) (b)	46,809	3,197,523
Xencor, Inc. (a) (b)	74,124	1,640,364
Zentalis Pharmaceuticals, Inc. (a) (b)	24,973	393,574

		119,405,970

Building Products—3.5%
AAON, Inc.	61,006	5,374,629
Azek Co., Inc. (b)	149,200	7,492,824
Builders FirstSource, Inc. (b)	34,970	7,292,993
CSW Industrials, Inc. (a)	23,231	5,449,993
Gibraltar Industries, Inc. (b)	18,223	1,467,498
Simpson Manufacturing Co., Inc.	41,600	8,535,488
UFP Industries, Inc.	75,700	9,311,857

		44,925,282

Capital Markets—1.8%
Blue Owl Capital, Inc. (a)	251,301	4,739,537
Donnelley Financial Solutions, Inc. (b)	31,600	1,959,516
FactSet Research Systems, Inc.	9,189	4,175,390
Hamilton Lane, Inc. - Class A	43,400	4,893,784
LPL Financial Holdings, Inc.	10,431	2,755,870
MarketAxess Holdings, Inc.	3,394	744,134
StoneX Group, Inc. (b)	51,300	3,604,338

		22,872,569

Chemicals—1.5%
Axalta Coating Systems Ltd. (b)	159,171	5,473,891
Balchem Corp. (a)	19,799	3,067,855
Element Solutions, Inc.	126,262	3,154,025
Olin Corp.	87,783	5,161,640

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Quaker Chemical Corp. (a)	9,300	$1,908,825

		18,766,236

Commercial Services & Supplies—1.8%
Casella Waste Systems, Inc. - Class A (a) (b)	90,792	8,976,605
Clean Harbors, Inc. (b)	34,217	6,888,224
MSA Safety, Inc.	26,205	5,073,026
Rentokil Initial PLC (ADR) (a)	82,421	2,484,993

		23,422,848

Communications Equipment—0.1%
Extreme Networks, Inc. (b)	72,780	839,881

Construction & Engineering—2.1%
API Group Corp. (a) (b)	162,958	6,399,361
Comfort Systems USA, Inc.	39,661	12,600,696
EMCOR Group, Inc.	11,870	4,156,874
WillScot Mobile Mini Holdings Corp. (a) (b)	77,968	3,625,512

		26,782,443

Construction Materials—0.8%
Eagle Materials, Inc.	38,772	10,536,291

Consumer Staples Distribution & Retail—0.8%
BJ’s Wholesale Club Holdings, Inc. (b)	10,422	788,424
Casey’s General Stores, Inc. (a)	13,218	4,209,272
Performance Food Group Co. (b)	71,381	5,327,878

		10,325,574

Containers & Packaging—0.3%
Graphic Packaging Holding Co. (a)	119,814	3,496,173

Distributors—0.4%
Pool Corp. (a)	12,974	5,235,009

Diversified Consumer Services—1.4%
Bright Horizons Family Solutions, Inc. (a) (b)	28,763	3,260,574
Duolingo, Inc. (b)	23,000	5,073,340
Grand Canyon Education, Inc. (b)	26,574	3,619,644
H&R Block, Inc.	52,800	2,593,008
Stride, Inc. (a) (b)	47,600	3,001,180

		17,547,746

Diversified Telecommunication Services—0.5%
Cogent Communications Holdings, Inc. (a)	41,733	2,726,417
Iridium Communications, Inc.	132,316	3,461,387

		6,187,804

Electrical Equipment—1.3%
Atkore, Inc. (a)	46,232	8,800,724
NEXTracker, Inc. - Class A (a) (b)	12,500	703,375
Vertiv Holdings Co.	87,094	7,112,967

		16,617,066

Electronic Equipment, Instruments & Components—2.8%
Advanced Energy Industries, Inc.	41,824	4,265,212
Fabrinet (a) (b)	49,634	9,381,819
Littelfuse, Inc.	7,701	1,866,337
Novanta, Inc. (b)	50,084	8,753,181
Teledyne Technologies, Inc. (b)	7,042	3,023,271
Vontier Corp.	182,461	8,276,431
Zebra Technologies Corp. - Class A (b)	2,507	755,710

		36,321,961

Energy Equipment & Services—2.4%
ChampionX Corp. (a)	72,955	2,618,355
Expro Group Holdings NV (b)	69,608	1,390,072
Noble Corp. PLC (a)	88,558	4,294,177
TechnipFMC PLC (a)	139,616	3,505,758
Tidewater, Inc. (a) (b)	56,400	5,188,800
Weatherford International PLC (b)	114,625	13,230,017

		30,227,179

Entertainment—0.7%
Endeavor Group Holdings, Inc. - Class A	221,207	5,691,656
TKO Group Holdings, Inc.	43,686	3,774,907

		9,466,563

Financial Services—1.3%
Affirm Holdings, Inc. (a) (b)	26,050	970,623
Euronet Worldwide, Inc. (b)	32,356	3,556,895
EVERTEC, Inc. (a)	70,243	2,802,696
Mr Cooper Group, Inc. (b)	33,300	2,595,735
Payoneer Global, Inc. (a) (b)	447,500	2,174,850
Shift4 Payments, Inc. - Class A (a) (b)	61,435	4,059,010

		16,159,809

Food Products—0.7%
Post Holdings, Inc. (b)	60,725	6,453,853
Simply Good Foods Co. (a) (b)	69,950	2,380,399

		8,834,252

Ground Transportation—1.9%
Landstar System, Inc.	24,877	4,795,291
Saia, Inc. (a) (b)	17,968	10,511,280
XPO, Inc. (b)	78,069	9,526,760

		24,833,331

Health Care Equipment & Supplies—3.8%
CONMED Corp. (a)	19,269	1,543,062
Globus Medical, Inc. - Class A (a) (b)	106,589	5,717,434
Haemonetics Corp. (a) (b)	36,077	3,079,172
Inari Medical, Inc. (b)	41,252	1,979,271
Inspire Medical Systems, Inc. (a) (b)	18,399	3,951,921
iRhythm Technologies, Inc. (a) (b)	22,104	2,564,064
Lantheus Holdings, Inc. (a) (b)	88,135	5,485,522
Merit Medical Systems, Inc. (a) (b)	90,345	6,843,634
Penumbra, Inc. (a) (b)	14,414	3,216,917
PROCEPT BioRobotics Corp. (a) (b)	62,915	3,109,259

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Shockwave Medical, Inc. (a) (b)	7,565	$2,463,391
STERIS PLC (a)	22,177	4,985,833
TransMedics Group, Inc. (a) (b)	31,600	2,336,504
UFP Technologies, Inc. (b)	4,800	1,210,560

		48,486,544

Health Care Providers & Services—4.7%
Addus HomeCare Corp. (b)	33,526	3,464,577
AMN Healthcare Services, Inc. (a) (b)	44,604	2,788,196
Chemed Corp.	2,995	1,922,580
CorVel Corp. (a) (b)	24,223	6,369,680
Encompass Health Corp.	53,800	4,442,804
Ensign Group, Inc. (a)	97,507	12,131,821
Guardant Health, Inc. (b)	60,085	1,239,553
Molina Healthcare, Inc. (b)	23,802	9,778,576
NeoGenomics, Inc. (a) (b)	65,673	1,032,380
Option Care Health, Inc. (a) (b)	197,091	6,610,432
Tenet Healthcare Corp. (b)	98,400	10,342,824

		60,123,423

Health Care Technology—0.2%
Evolent Health, Inc. - Class A (a) (b)	73,352	2,405,212

Hotels, Restaurants & Leisure—5.2%
Bloomin’ Brands, Inc. (a)	117,388	3,366,688
Boyd Gaming Corp.	107,544	7,239,862
Cava Group, Inc. (a) (b)	20,323	1,423,626
Choice Hotels International, Inc. (a)	23,617	2,984,008
Churchill Downs, Inc.	40,306	4,987,868
Domino’s Pizza, Inc.	13,621	6,768,002
Hilton Grand Vacations, Inc. (b)	57,668	2,722,506
Light & Wonder, Inc. (a) (b)	79,400	8,105,946
Red Rock Resorts, Inc. - Class A	42,100	2,518,422
Texas Roadhouse, Inc.	70,034	10,818,152
Travel & Leisure Co.	33,835	1,656,562
United Parks & Resorts, Inc. (b)	24,697	1,388,218
Wingstop, Inc. (a)	34,100	12,494,240

		66,474,100

Household Durables—2.4%
Cavco Industries, Inc. (b)	11,633	4,642,265
Green Brick Partners, Inc. (a) (b)	56,468	3,401,068
Installed Building Products, Inc. (a)	20,100	5,200,473
Skyline Champion Corp. (b)	56,160	4,774,161
Tempur Sealy International, Inc.	135,566	7,702,860
TopBuild Corp. (b)	11,679	5,147,286

		30,868,113

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc. (a)	41,773	2,764,955

Industrial REITs—0.6%
First Industrial Realty Trust, Inc.	65,629	3,448,148
Rexford Industrial Realty, Inc. (a)	39,933	2,008,630

Industrial REITs—(Continued)
Terreno Realty Corp.	25,483	1,692,071

		7,148,849

Insurance—2.2%
Kinsale Capital Group, Inc.	6,897	3,619,132
Oscar Health, Inc. - Class A (b)	106,600	1,585,142
Palomar Holdings, Inc. (a) (b)	14,915	1,250,324
Primerica, Inc. (a)	30,181	7,634,586
RLI Corp.	27,793	4,126,427
Ryan Specialty Holdings, Inc. (a)	95,463	5,298,196
Selective Insurance Group, Inc.	43,811	4,782,847

		28,296,654

Interactive Media & Services—0.1%
Reddit, Inc. - Class A (a) (b)	12,534	618,177

IT Services—0.5%
Gartner, Inc. (b)	7,778	3,707,539
Perficient, Inc. (b)	39,459	2,221,147

		5,928,686

Leisure Products—0.6%
Brunswick Corp. (a)	31,611	3,051,094
Mattel, Inc. (b)	255,988	5,071,122

		8,122,216

Life Sciences Tools & Services—2.6%
10X Genomics, Inc. - Class A (a) (b)	73,700	2,765,961
Bruker Corp.	32,437	3,047,132
Charles River Laboratories International, Inc. (a) (b)	17,418	4,719,407
Medpace Holdings, Inc. (b)	27,643	11,171,918
Repligen Corp. (a) (b)	28,800	5,296,896
West Pharmaceutical Services, Inc.	14,286	5,653,113

		32,654,427

Machinery—4.0%
Albany International Corp. - Class A	4,936	461,565
Federal Signal Corp.	82,072	6,965,451
John Bean Technologies Corp. (a)	20,335	2,132,938
Kadant, Inc. (a)	26,040	8,543,724
Lincoln Electric Holdings, Inc. (a)	26,375	6,737,230
RBC Bearings, Inc. (a) (b)	26,539	7,174,819
SPX Technologies, Inc. (b)	62,337	7,675,555
Symbotic, Inc. (a) (b)	44,800	2,016,000
Toro Co.	18,751	1,718,154
Watts Water Technologies, Inc. - Class A	37,337	7,935,979

		51,361,415

Media—0.6%
Nexstar Media Group, Inc. (a)	41,501	7,150,207
Thryv Holdings, Inc. (a) (b)	48,957	1,088,314

		8,238,521

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.8%
Alpha Metallurgical Resources, Inc. (a)	11,160	$3,695,857
ATI, Inc. (a) (b)	132,853	6,798,088

		10,493,945

Oil, Gas & Consumable Fuels—1.6%
Centrus Energy Corp. - Class A (a) (b)	36,600	1,519,998
Dorian LPG Ltd.	21,400	823,044
Kosmos Energy Ltd. (b)	211,982	1,263,413
Matador Resources Co. (a)	103,910	6,938,070
PBF Energy, Inc. - Class A	11,700	673,569
Range Resources Corp. (a)	38,730	1,333,474
SM Energy Co. (a)	64,366	3,208,645
Southwestern Energy Co. (b)	596,300	4,519,954

		20,280,167

Paper & Forest Products—0.5%
Louisiana-Pacific Corp.	74,990	6,292,411

Personal Care Products—1.9%
BellRing Brands, Inc. (b)	132,625	7,828,854
Coty, Inc. - Class A (a) (b)	147,375	1,762,605
elf Beauty, Inc. (b)	50,400	9,879,912
Inter Parfums, Inc.	37,301	5,241,163

		24,712,534

Pharmaceuticals—1.4%
Amphastar Pharmaceuticals, Inc. (a) (b)	68,600	3,012,226
Arvinas, Inc. (a) (b)	46,254	1,909,365
Catalent, Inc. (b)	26,018	1,468,716
Intra-Cellular Therapies, Inc. (a) (b)	79,496	5,501,123
Pacira BioSciences, Inc. (b)	32,835	959,439
Pliant Therapeutics, Inc. (a) (b)	24,605	366,614
Prestige Consumer Healthcare, Inc. (b)	36,535	2,650,980
Supernus Pharmaceuticals, Inc. (a) (b)	48,192	1,643,829

		17,512,292

Professional Services—4.2%
ASGN, Inc. (b)	21,220	2,223,007
Booz Allen Hamilton Holding Corp.	61,599	9,143,756
Broadridge Financial Solutions, Inc. (a)	17,539	3,593,039
CACI International, Inc. - Class A (b)	23,167	8,776,355
CBIZ, Inc. (b)	93,264	7,321,224
ExlService Holdings, Inc. (a) (b)	226,120	7,190,616
FTI Consulting, Inc. (b)	28,766	6,049,202
Paylocity Holding Corp. (a) (b)	12,831	2,205,136
TriNet Group, Inc. (a)	22,800	3,020,772
Verra Mobility Corp. (a) (b)	160,400	4,005,188

		53,528,295

Residential REITs—0.2%
Equity LifeStyle Properties, Inc. (a)	32,019	2,062,024

Semiconductors & Semiconductor Equipment—4.5%
Astera Labs, Inc. (a) (b)	10,277	762,451
Axcelis Technologies, Inc. (a) (b)	52,330	5,835,842

Semiconductors & Semiconductor Equipment—(Continued)
Cirrus Logic, Inc. (b)	38,512	3,564,671
Diodes, Inc. (b)	66,466	4,685,853
Entegris, Inc. (a)	19,674	2,764,984
FormFactor, Inc. (b)	56,981	2,600,043
Kulicke & Soffa Industries, Inc. (a)	55,322	2,783,250
Lattice Semiconductor Corp. (a) (b)	59,002	4,615,726
MKS Instruments, Inc.	17,752	2,361,016
Monolithic Power Systems, Inc.	6,450	4,369,359
Onto Innovation, Inc. (b)	58,830	10,652,936
Photronics, Inc. (b)	84,500	2,393,040
Power Integrations, Inc. (a)	47,159	3,374,226
Rambus, Inc. (b)	112,793	6,971,735

		57,735,132

Software—10.0%
A10 Networks, Inc. (a)	124,626	1,706,130
ACI Worldwide, Inc. (a) (b)	71,434	2,372,323
Agilysys, Inc. (b)	46,300	3,901,238
Appfolio, Inc. - Class A (b)	20,400	5,033,496
Blackbaud, Inc. (a) (b)	42,700	3,165,778
Box, Inc. - Class A (a) (b)	99,231	2,810,222
Descartes Systems Group, Inc. (b)	97,328	8,908,432
DoubleVerify Holdings, Inc. (b)	148,440	5,219,150
Fair Isaac Corp. (b)	4,526	5,655,735
Fortinet, Inc. (b)	66,074	4,513,515
Informatica, Inc. - Class A (b)	134,400	4,704,000
Manhattan Associates, Inc. (a) (b)	25,337	6,340,078
MicroStrategy, Inc. - Class A (a) (b)	5,900	10,056,904
Nutanix, Inc. - Class A (b)	173,677	10,719,344
PowerSchool Holdings, Inc. - Class A (a) (b)	136,010	2,895,653
PTC, Inc. (b)	33,261	6,284,333
Q2 Holdings, Inc. (a) (b)	72,200	3,794,832
Qualys, Inc. (a) (b)	38,769	6,469,383
Rapid7, Inc. (a) (b)	54,949	2,694,699
Sapiens International Corp. NV	97,142	3,124,087
Smartsheet, Inc. - Class A (b)	108,431	4,174,594
SPS Commerce, Inc. (b)	45,737	8,456,771
Tenable Holdings, Inc. (a) (b)	98,668	4,877,159
Teradata Corp. (b)	41,582	1,607,976
Tyler Technologies, Inc. (b)	11,880	5,049,119
Workiva, Inc. (a) (b)	32,754	2,777,539

		127,312,490

Specialty Retail—3.3%
Abercrombie & Fitch Co. - Class A (b)	49,000	6,141,170
Academy Sports & Outdoors, Inc.	48,525	3,277,378
Asbury Automotive Group, Inc. (a) (b)	11,482	2,707,226
Carvana Co. (a) (b)	83,000	7,296,530
Dick’s Sporting Goods, Inc. (a)	24,458	5,499,626
Murphy USA, Inc.	26,520	11,117,184
Penske Automotive Group, Inc. (a)	21,735	3,520,853
Valvoline, Inc. (a) (b)	55,398	2,469,089

		42,029,056

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.1%
Pure Storage, Inc. - Class A (b)	9,294	$483,195
Super Micro Computer, Inc. (b)	1,192	1,203,956

		1,687,151

Textiles, Apparel & Luxury Goods—0.7%
Crocs, Inc. (b)	19,746	2,839,475
Deckers Outdoor Corp. (b)	7,021	6,608,586

		9,448,061

Trading Companies & Distributors—2.4%
Boise Cascade Co. (a)	22,800	3,496,836
Core & Main, Inc. - Class A (a) (b)	159,900	9,154,275
FTAI Aviation Ltd. (a)	89,700	6,036,810
Herc Holdings, Inc.	14,178	2,386,158
SiteOne Landscape Supply, Inc. (a) (b)	31,902	5,568,494
Watsco, Inc. (a)	9,232	3,987,947

		30,630,520

Total Common Stocks (Cost $892,026,610)		1,265,320,179

Escrow Shares—0.0%

Wireless Telecommunication Services—0.0%
GCI Liberty, Inc. (b) (c) (d) (Cost $0)	89,469	0

Short-Term Investment—0.5%

Mutual Funds—0.5%
T. Rowe Price Government Reserve Fund (e)	6,852,519	6,852,519

Total Short-Term Investments (Cost $6,852,519)		6,852,519

Securities Lending Reinvestments (f)—13.4%

Certificates of Deposit —2.9%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (g)	1,000,000	1,000,400
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (g)	2,000,000	1,999,997
Bank of Nova Scotia
5.630%, SOFR + 0.300%, 03/13/25 (g)	2,000,000	1,999,972
5.640%, SOFR + 0.310%, 03/19/25 (g)	1,000,000	999,990
Barclays Bank PLC 5.650%, SOFR + 0.320%, 06/20/24 (g)	2,000,000	2,001,012
Credit Industriel et Commercial Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/07/24	3,000,000	2,982,210
Zero Coupon, 05/09/24	1,000,000	993,770
Zero Coupon, 05/14/24	1,000,000	993,030

Certificates of Deposit —(Continued)
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/13/24	1,000,000	988,590
Mizuho Bank Ltd.
5.500%, SOFR + 0.170%, 08/06/24 (g)	2,000,000	2,000,208
5.730%, SOFR + 0.400%, 04/18/24 (g)	1,000,000	1,000,154
MUFG Bank Ltd. (London) 5.510%, SOFR + 0.200%, 09/23/24 (g)	1,000,000	1,000,000
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.500%, SOFR + 0.170%, 09/16/24 (g)	2,000,000	1,999,872
SMBC Bank International PLC
Zero Coupon, 05/07/24	5,000,000	4,970,350
Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (g)	2,000,000	2,000,342
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 05/07/24	2,000,000	1,988,140
5.730%, SOFR + 0.400%, 04/24/24 (g)	2,000,000	2,000,432
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (g)	2,000,000	2,003,756

		36,881,267

Commercial Paper—0.9%
Australia & New Zealand Banking Group Ltd.
5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (g)	1,000,000	1,000,098
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (g)	3,000,000	2,999,988
Macquarie Bank Ltd. 5.420%, 08/12/24	2,000,000	1,959,880
Old Line Funding LLC
5.440%, SOFR + 0.110%, 06/07/24 (g)	2,000,000	1,999,996
5.450%, SOFR + 0.120%, 05/08/24 (g)	2,000,000	1,999,994

		10,956,793

Repurchase Agreements—7.9%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $14,106,404; collateralized by various Common Stock with an aggregate market value of $15,704,887.	14,100,000	14,100,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $7,003,162; collateralized by various Common Stock with an aggregate market value of $7,800,025.	7,000,000	7,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,000,908; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $2,046,687.	2,000,000	2,000,000

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $4,120,661; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	$4,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $9,086,676; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $9,264,318.	9,082,664	9,082,664
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $24,025,434; collateralized by various Common Stock with an aggregate market value of $26,747,727.	24,000,000	24,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $8,003,647; collateralized by various Common Stock with an aggregate market value of $8,926,689.	8,000,000	8,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $14,006,393; collateralized by various Common Stock with an aggregate market value of $15,617,176.	14,000,000	14,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,565,637.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $400,181; collateralized by various Common Stock with an aggregate market value of $445,831.	400,000	400,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $13,005,872; collateralized by various Common Stock with an aggregate market value of $14,302,160.	13,000,000	13,000,000

		100,582,664

Time Deposits—0.8%
Banco Santander SA (NY) 5.310%, 04/01/24	5,000,000	5,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	5,000,000	5,000,000

		10,000,000

Mutual Funds—0.9%
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (h)	7,000,000	7,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (h)	5,000,000	5,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $170,422,789)		170,420,724

Total Investments—113.1% (Cost $1,069,301,918)		1,442,593,422
Other assets and liabilities (net)—(13.1)%		(167,136,001)

Net Assets—100.0%		$1,275,457,421

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $1,051,584, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $273,519,127 and the collateral received consisted of cash in the amount of $170,281,281 and non-cash collateral with a value of $110,375,635. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 0.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Avidity Biosciences, Inc.	02/29/24	43,375	$715,687	$1,051,584

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of March 31, 2024	Income earned from affiliates during the period
T. Rowe Price Government Reserve Fund	$2,922,979	$44,790,243	$(40,860,703)	$6,852,519	$103,080

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$28,132,860	$—	$—	$28,132,860
Air Freight & Logistics	5,000,271	—	—	5,000,271
Automobile Components	5,872,505	—	—	5,872,505
Banks	6,554,600	—	—	6,554,600
Beverages	9,740,586	—	—	9,740,586
Biotechnology	118,354,386	1,051,584	—	119,405,970
Building Products	44,925,282	—	—	44,925,282
Capital Markets	22,872,569	—	—	22,872,569
Chemicals	18,766,236	—	—	18,766,236
Commercial Services & Supplies	23,422,848	—	—	23,422,848
Communications Equipment	839,881	—	—	839,881
Construction & Engineering	26,782,443	—	—	26,782,443
Construction Materials	10,536,291	—	—	10,536,291
Consumer Staples Distribution & Retail	10,325,574	—	—	10,325,574

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Containers & Packaging	$3,496,173	$—	$—	$3,496,173
Distributors	5,235,009	—	—	5,235,009
Diversified Consumer Services	17,547,746	—	—	17,547,746
Diversified Telecommunication Services	6,187,804	—	—	6,187,804
Electrical Equipment	16,617,066	—	—	16,617,066
Electronic Equipment, Instruments & Components	36,321,961	—	—	36,321,961
Energy Equipment & Services	30,227,179	—	—	30,227,179
Entertainment	9,466,563	—	—	9,466,563
Financial Services	16,159,809	—	—	16,159,809
Food Products	8,834,252	—	—	8,834,252
Ground Transportation	24,833,331	—	—	24,833,331
Health Care Equipment & Supplies	48,486,544	—	—	48,486,544
Health Care Providers & Services	60,123,423	—	—	60,123,423
Health Care Technology	2,405,212	—	—	2,405,212
Hotels, Restaurants & Leisure	66,474,100	—	—	66,474,100
Household Durables	30,868,113	—	—	30,868,113
Independent Power and Renewable Electricity Producers	2,764,955	—	—	2,764,955
Industrial REITs	7,148,849	—	—	7,148,849
Insurance	28,296,654	—	—	28,296,654
Interactive Media & Services	618,177	—	—	618,177
IT Services	5,928,686	—	—	5,928,686
Leisure Products	8,122,216	—	—	8,122,216
Life Sciences Tools & Services	32,654,427	—	—	32,654,427
Machinery	51,361,415	—	—	51,361,415
Media	8,238,521	—	—	8,238,521
Metals & Mining	10,493,945	—	—	10,493,945
Oil, Gas & Consumable Fuels	20,280,167	—	—	20,280,167
Paper & Forest Products	6,292,411	—	—	6,292,411
Personal Care Products	24,712,534	—	—	24,712,534
Pharmaceuticals	17,512,292	—	—	17,512,292
Professional Services	53,528,295	—	—	53,528,295
Residential REITs	2,062,024	—	—	2,062,024
Semiconductors & Semiconductor Equipment	57,735,132	—	—	57,735,132
Software	127,312,490	—	—	127,312,490
Specialty Retail	42,029,056	—	—	42,029,056
Technology Hardware, Storage & Peripherals	1,687,151	—	—	1,687,151
Textiles, Apparel & Luxury Goods	9,448,061	—	—	9,448,061
Trading Companies & Distributors	30,630,520	—	—	30,630,520
Total Common Stocks	1,264,268,595	1,051,584	—	1,265,320,179
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	6,852,519	—	—	6,852,519
Securities Lending Reinvestments
Certificates of Deposit	—	36,881,267	—	36,881,267
Commercial Paper	—	10,956,793	—	10,956,793
Repurchase Agreements	—	100,582,664	—	100,582,664
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	158,420,724	—	170,420,724
Total Investments	$1,283,121,114	$159,472,308	$0	$1,442,593,422

Collateral for Securities Loaned (Liability)	$—	$(170,281,281)	$—	$(170,281,281)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-258

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Chemicals—9.3%
Arcadium Lithium PLC (a) (b)	1,664,247	$7,172,905
CF Industries Holdings, Inc.	200,300	16,666,963
Corteva, Inc.	262,833	15,157,579
Mosaic Co.	266,900	8,663,574
Nutrien Ltd. (b)	250,823	13,622,197
OCI NV	611,957	16,748,326
Yara International ASA	99,700	3,158,974

		81,190,518

Construction & Engineering—0.5%
MasTec, Inc. (a) (b)	45,800	4,270,850

Containers & Packaging—1.1%
Graphic Packaging Holding Co. (b)	330,300	9,638,154

Electrical Equipment—2.2%
Array Technologies, Inc. (a) (b)	546,100	8,142,351
Nexans SA	100,170	10,458,434
Soltec Power Holdings SA (a) (b)	123,289	298,539

		18,899,324

Energy Equipment & Services—4.5%
Baker Hughes Co.	281,600	9,433,600
Saipem SpA (a)	4,401,900	10,758,527
Schlumberger NV	165,300	9,060,093
TechnipFMC PLC	415,300	10,428,183

		39,680,403

Food Products—8.8%
Archer-Daniels-Midland Co.	300,700	18,886,967
Bunge Global SA	114,100	11,697,532
Ingredion, Inc.	54,800	6,403,380
JBS SA	3,496,700	14,989,642
Pilgrim’s Pride Corp. (a)	536,000	18,395,520
Tyson Foods, Inc. - Class A	107,700	6,325,221

		76,698,262

Independent Power and Renewable Electricity Producers—1.2%
Ormat Technologies, Inc. (b)	166,100	10,994,159

Machinery—2.0%
Chart Industries, Inc. (a) (b)	104,520	17,216,534

Marine Transportation—2.0%
Kirby Corp. (a) (b)	182,931	17,436,983

Metals & Mining—27.4%
Agnico Eagle Mines Ltd. (b)	267,633	15,964,309
Alamos Gold, Inc. - Class A (b)	724,800	10,690,800
Antofagasta PLC	176,900	4,566,662
Barrick Gold Corp.	684,435	11,388,998
Eldorado Gold Corp. (a)	528,300	7,433,181
Endeavour Mining PLC (b)	461,300	9,372,099
First Quantum Minerals Ltd. (b)	505,200	5,430,373
Franco-Nevada Corp.	98,200	11,701,512

Metals & Mining —(Continued)
Freeport-McMoRan, Inc.	661,700	31,113,134
Glencore PLC	3,526,100	19,398,661
Ivanhoe Mines Ltd. - Class A (a) (b)	1,353,200	16,143,894
Kinross Gold Corp.	2,257,600	13,839,088
MP Materials Corp. (a) (b)	732,985	10,481,686
Newmont Corp. (b)	344,217	12,336,737
Nouveau Monde Graphite, Inc. (a) (b)	147,808	338,480
Nucor Corp.	43,100	8,529,490
Pan American Silver Corp. (b)	541,000	8,158,280
Rio Tinto PLC (ADR) (b)	222,200	14,163,028
Steel Dynamics, Inc. (b)	30,500	4,521,015
Talon Metals Corp. (a)	3,503,600	349,183
Teck Resources Ltd. - Class B	196,900	9,014,082
Vale SA (ADR) (b)	1,192,100	14,531,699

		239,466,391

Mortgage Real Estate Investment Trusts—2.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	626,590	17,795,156

Oil, Gas & Consumable Fuels—36.1%
Antero Resources Corp. (a) (b)	343,500	9,961,500
BP PLC (ADR)	571,400	21,530,352
Cenovus Energy, Inc.	353,700	7,070,463
Chesapeake Energy Corp. (b)	158,400	14,070,672
Chevron Corp. (b)	55,900	8,817,666
ConocoPhillips	145,222	18,483,856
Diamondback Energy, Inc. (b)	96,606	19,144,411
Eni SpA	518,300	8,217,663
EQT Corp. (b)	408,900	15,157,923
Equinor ASA (ADR)	153,000	4,135,590
Excelerate Energy, Inc. - Class A (b)	74,567	1,194,563
Exxon Mobil Corp.	244,200	28,385,808
Hess Corp.	29,900	4,563,936
Kosmos Energy Ltd. (a) (b)	1,256,900	7,491,124
Marathon Oil Corp.	210,700	5,971,238
PBF Energy, Inc. - Class A	83,200	4,789,824
Permian Resources Corp. (b)	761,970	13,456,390
PetroChina Co. Ltd. - Class H	25,840,000	22,102,964
Pioneer Natural Resources Co.	41,087	10,785,338
Repsol SA	261,800	4,369,623
Shell PLC (ADR) (b)	424,300	28,445,072
Suncor Energy, Inc. (b)	244,000	9,004,880
TotalEnergies SE	260,500	17,911,981
Valero Energy Corp. (b)	182,500	31,150,925

		316,213,762

Total Common Stocks (Cost $745,915,368)		849,500,496

Short-Term Investment—2.7%

Mutual Funds—2.7%
Invesco STIC Prime Portfolio, Institutional Class, 5.260% (c)	23,970,005	23,972,402

Total Short-Term Investments (Cost $23,972,023)		23,972,402

BHFTII-259

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (d)—19.8%

Security Description	Principal Amount*	Value

Certificates of Deposit—3.9%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (e)	1,000,000	$1,000,400
Barclays Bank PLC 5.650%, SOFR + 0.320%, 06/20/24 (e)	3,000,000	3,001,518
BNP Paribas SA 5.690%, SOFR + 0.360%, 04/10/24 (e)	2,000,000	2,000,154
Credit Industriel et Commercial Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030
5.560%, SOFR + 0.240%, 07/11/24 (e)	1,000,000	999,988
Mizuho Bank Ltd.
5.500%, SOFR + 0.170%, 08/06/24 (e)	1,000,000	1,000,104
5.730%, SOFR + 0.400%, 04/18/24 (e)	3,000,000	3,000,462
MUFG Bank Ltd. (London)
Zero Coupon, 06/10/24	1,000,000	989,040
5.510%, SOFR + 0.200%, 09/23/24 (e)	1,000,000	1,000,000
National Westminster Bank PLC 5.880%, 05/02/24	3,000,000	3,001,470
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (e)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.500%, SOFR + 0.170%, 09/16/24 (e)	2,000,000	1,999,872
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (e)	3,000,000	3,005,898
SMBC Bank International PLC Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (e)	2,000,000	2,000,342
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (e)	3,000,000	3,000,648
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (e)	3,000,000	3,005,634

		33,957,602

Commercial Paper—1.3%
Australia & New Zealand Banking Group Ltd.
5.640%, 04/18/24	2,000,000	1,993,674
5.660%, SOFR + 0.330% , 04/18/24 (e)	2,000,000	2,000,196
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (e)	3,000,000	2,999,988
Macquarie Bank Ltd. 5.420%, 08/12/24	2,000,000	1,959,880

		10,952,530

Repurchase Agreements—11.7%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $10,404,723; collateralized by various Common Stock with an aggregate market value of $11,583,747.	10,400,000	10,400,000

Repurchase Agreements—(Continued)
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $6,002,710; collateralized by various Common Stock with an aggregate market value of $6,685,736.	6,000,000	6,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $5,027,319; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,002.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $17,935,481; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $18,286,114.	17,927,563	17,927,563
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,282,772.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $12,005,470; collateralized by various Common Stock with an aggregate market value of $13,379,910.	12,000,000	12,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $20,609,407; collateralized by various Common Stock with an aggregate market value of $22,979,559.	20,600,000	20,600,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,500,828.	5,000,000	5,000,000

		101,927,563

Time Deposits—1.8%
Banco Santander SA (NY) 5.310%, 04/01/24	7,000,000	7,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	7,000,000	7,000,000

		16,000,000

Mutual Funds—1.1%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (c)	5,000,000	5,000,000

BHFTII-260

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (c)	5,000,000	$5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $172,825,227)		172,837,695

Total Investments—119.6% (Cost $942,712,618)		1,046,310,593
Other assets and liabilities (net)—(19.6)%		(171,465,497)

Net Assets—100.0%		$874,845,096

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $212,029,002 and the collateral received consisted of cash in the amount of $172,732,428 and non-cash collateral with a value of $44,103,563. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-261

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$61,283,218	$19,907,300	$—	$81,190,518
Construction & Engineering	4,270,850	—	—	4,270,850
Containers & Packaging	9,638,154	—	—	9,638,154
Electrical Equipment	8,142,351	10,756,973	—	18,899,324
Energy Equipment & Services	28,921,876	10,758,527	—	39,680,403
Food Products	76,698,262	—	—	76,698,262
Independent Power and Renewable Electricity Producers	10,994,159	—	—	10,994,159
Machinery	17,216,534	—	—	17,216,534
Marine Transportation	17,436,983	—	—	17,436,983
Metals & Mining	215,501,068	23,965,323	—	239,466,391
Mortgage Real Estate Investment Trusts	17,795,156	—	—	17,795,156
Oil, Gas & Consumable Fuels	263,611,531	52,602,231	—	316,213,762
Total Common Stocks	731,510,142	117,990,354	—	849,500,496
Total Short-Term Investment*	23,972,402	—	—	23,972,402
Securities Lending Reinvestments
Certificates of Deposit	—	33,957,602	—	33,957,602
Commercial Paper	—	10,952,530	—	10,952,530
Repurchase Agreements	—	101,927,563	—	101,927,563
Time Deposits	—	16,000,000	—	16,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	162,837,695	—	172,837,695
Total Investments	$765,482,544	$280,828,049	$—	$1,046,310,593

Collateral for Securities Loaned (Liability)	$—	$(172,732,428)	$—	$(172,732,428)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-262

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—50.9% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.1%
Bombardier, Inc. 7.875%, 04/15/27 (144A) (a)	5,305,000	$5,308,708
TransDigm, Inc. 6.375%, 03/01/29 (144A)	1,290,000	1,294,016
6.625%, 03/01/32 (144A)	10,020,000	10,123,116
7.125%, 12/01/31 (144A)	2,460,000	2,535,172
Triumph Group, Inc. 9.000%, 03/15/28 (144A) (a)	5,305,000	5,592,701

		24,853,713

Agriculture—0.2%
Altria Group, Inc. 2.450%, 02/04/32	530,000	430,080
5.950%, 02/14/49 (a)	529,000	538,379
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A) (a)	3,030,000	3,002,740

		3,971,199

Airlines—1.7%
Air Canada 3.875%, 08/15/26 (144A) (a)	6,033,000	5,758,021
Air Canada Pass-Through Trust 4.125%, 11/15/26 (144A)	431,522	421,825
American Airlines Pass-Through Trust 4.950%, 08/15/26	1,765,838	1,740,534
American Airlines, Inc. 7.250%, 02/15/28 (144A) (a)	3,420,000	3,473,126
8.500%, 05/15/29 (144A)	2,950,000	3,116,548
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 04/20/26 (144A) (a)	5,010,000	4,975,881
5.750%, 04/20/29 (144A)	2,590,000	2,545,854
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000%, 09/20/25 (144A) (a)	9,375,999	7,117,557
United Airlines Pass-Through Trust 4.875%, 07/15/27	417,000	410,297
United Airlines, Inc. 4.625%, 04/15/29 (144A) (a)	2,590,000	2,408,700
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 7.875%, 05/01/27 (144A) (a)	4,820,000	4,074,944
9.500%, 06/01/28 (144A) (a)	823,000	699,808

		36,743,095

Auto Manufacturers—1.9%
Ford Motor Co. 3.250%, 02/12/32 (a)	11,420,000	9,499,218
5.291%, 12/08/46	1,000,000	889,070
Ford Motor Credit Co. LLC 3.625%, 06/17/31 (a)	5,930,000	5,127,422
General Motors Co. 6.600%, 04/01/36 (a)	2,564,000	2,725,677
JB Poindexter & Co., Inc. 8.750%, 12/15/31 (144A) (a)	2,410,000	2,491,051
Mclaren Finance PLC 7.500%, 08/01/26 (144A)	8,600,000	7,589,500

Auto Manufacturers—(Continued)
PM General Purchaser LLC 9.500%, 10/01/28 (144A) † (a)	13,345,000	13,621,202

		41,943,140

Auto Parts & Equipment—0.5%
Titan International, Inc. 7.000%, 04/30/28 (a)	8,391,000	8,279,976
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	2,455,000	2,424,545
7.125%, 04/14/30 (144A)	950,000	1,001,031

		11,705,552

Banks—4.7%
Banco Mercantil del Norte SA 7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	2,147,424
Bank of Nova Scotia 8.000%, 5Y H15 + 4.017%, 01/27/84 (b)	4,760,000	4,843,671
8.625%, 5Y H15 + 4.389%, 10/27/82 (b)	900,000	937,081
Barclays PLC 8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	5,160,000	5,146,473
BBVA Bancomer SA 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	5,980,000	5,557,601
BNP Paribas SA 7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (b)	1,930,000	1,975,708
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (b)	1,520,000	1,551,358
Citigroup, Inc. 4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	3,890,000	3,729,523
Credit Agricole SA 8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (b)	8,970,000	9,149,400
Credit Suisse AG 3.625%, 09/09/24	1,530,000	1,515,660
4.750%, 08/09/24	2,700,000	2,690,141
Danske Bank AS 6.466%, 1Y H15 + 2.100%, 01/09/26 (144A) (b)	6,450,000	6,473,420
HSBC Holdings PLC 6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	375,402
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	655,696
Intesa Sanpaolo SpA 5.710%, 01/15/26 (144A) (a)	3,090,000	3,063,140
7.800%, 11/28/53 (144A) †	8,480,000	9,621,055
Lloyds Banking Group PLC 7.500%, 5Y USD Swap + 4.760%, 06/27/24 (b)	3,580,000	3,558,476
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	3,260,000	3,282,383
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (b)	4,580,000	5,888,016
NatWest Group PLC 4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	7,138,972
PNC Financial Services Group, Inc. 5.068%, SOFR + 1.933%, 01/24/34 (a) (b)	570,000	552,160
6.037%, SOFR + 2.140%, 10/28/33 (b)	115,000	118,897
State Street Corp. 6.700%, 5Y H15 + 2.613%, 03/15/29 (b)	2,230,000	2,262,830
Toronto-Dominion Bank 8.125%, 5Y H15 + 4.075%, 10/31/82 (b)	3,122,000	3,274,519
Truist Financial Corp. 5.122%, SOFR + 1.852%, 01/26/34 (b)	190,000	182,880

BHFTII-263

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
U.S. Bancorp 4.839%, SOFR + 1.600%, 02/01/34 (b)	270,000	$256,381
UBS Group AG 7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	6,100,000	6,273,661
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (a) (b)	4,090,000	4,431,413
UniCredit SpA 5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (b)	4,960,000	4,657,707
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a) (b)	1,750,000	1,798,534

		103,109,582

Biotechnology—0.2%
Cidron Aida Finco SARL 6.250%, 04/01/28 (144A) (GBP)	4,110,000	4,966,534

Building Materials—0.5%
Builders FirstSource, Inc. 4.250%, 02/01/32 (144A) (a)	2,644,000	2,371,324
Smyrna Ready Mix Concrete LLC 8.875%, 11/15/31 (144A) (a)	8,300,000	8,871,795

		11,243,119

Chemicals—0.1%
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A) (a)	1,690,000	1,615,894

Coal—0.1%
Teck Resources Ltd. 6.000%, 08/15/40 (a)	1,774,000	1,779,770

Commercial Services—2.4%
Adtalem Global Education, Inc. 5.500%, 03/01/28 (144A) (a)	2,601,000	2,489,996
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/26 (144A) (a)	3,050,000	3,047,995
Boost Newco Borrower LLC 7.500%, 01/15/31 (144A) (a)	5,740,000	6,008,707
Carriage Services, Inc. 4.250%, 05/15/29 (144A) (a)	5,050,000	4,477,828
CoreCivic, Inc. 4.750%, 10/15/27	3,330,000	3,151,117
8.250%, 04/15/29 (a)	2,870,000	3,001,963
GEO Group, Inc. 10.500%, 06/30/28 (a)	5,880,000	5,990,250
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc. 5.000%, 02/01/26 (144A) (a)	5,480,000	5,429,016
Metropolitan Museum of Art 3.400%, 07/01/45	2,025,000	1,577,251
PECF USS Intermediate Holding III Corp. 8.000%, 11/15/29 (144A)	5,656,000	2,970,599
RR Donnelley & Sons Co. 9.750%, 07/31/28 (144A)	1,740,000	1,885,081

Commercial Services—(Continued)
StoneMor, Inc. 8.500%, 05/15/29 (144A)	2,873,000	1,982,679
United Rentals North America, Inc. 5.250%, 01/15/30 (a)	4,000,000	3,901,651
6.000%, 12/15/29 (144A) (a)	1,760,000	1,771,662
WW International, Inc. 4.500%, 04/15/29 (144A)	3,190,000	1,259,792
ZipRecruiter, Inc. 5.000%, 01/15/30 (144A) (a)	3,350,000	2,950,428

		51,896,015

Computers—0.2%
Crowdstrike Holdings, Inc. 3.000%, 02/15/29 (a)	2,405,000	2,132,916
Vericast Corp. 11.000%, 09/15/26 (144A) (a)	1,800,000	1,919,250
12.500%, 12/15/27 (144A)	230,000	262,200

		4,314,366

Distribution/Wholesale—0.8%
American News Co. LLC 8.500%, 10.000% PIK, 09/01/26 (144A) † (a) (c)	12,120,929	13,514,836
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A) (a)	3,480,000	3,185,882

		16,700,718

Diversified Financial Services—2.6%
Accelerate360 Holdings LLC 8.000%, 03/01/28 (144A)	10,418,100	10,808,779
AerCap Holdings NV 5.875%, 5Y H15 + 4.535%, 10/10/79 (b)	1,280,000	1,270,825
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	1,760,000	1,753,291
Avolon Holdings Funding Ltd. 4.250%, 04/15/26 (144A)	1,950,000	1,881,988
B3 SA - Brasil Bolsa Balcao 4.125%, 09/20/31 (144A) (a)	4,000,000	3,508,526
Burford Capital Global Finance LLC 6.250%, 04/15/28 (144A)	720,000	701,263
9.250%, 07/01/31 (144A) (a)	4,600,000	4,868,566
Charles Schwab Corp. 2.900%, 03/03/32	520,000	445,860
5.853%, SOFR + 2.500%, 05/19/34 (a) (b)	1,370,000	1,402,945
Global Aircraft Leasing Co. Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (c)	8,747,201	8,319,712
LPL Holdings, Inc. 4.000%, 03/15/29 (144A)	3,910,000	3,594,851
Midcap Financial Issuer Trust 6.500%, 05/01/28 (144A) (a)	4,665,000	4,303,497
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc. 3.625%, 03/01/29 (144A) (a)	8,350,000	7,511,206
StoneX Group, Inc. 7.875%, 03/01/31 (144A) (a)	2,390,000	2,424,765

BHFTII-264

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Vanguard Group, Inc. 3.050%, 08/28/50 (d) (e)	7,460,000	$4,744,648

		57,540,722

Electric—0.9%
Edison International 5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	3,101,000	3,000,801
FirstEnergy Corp. 2.650%, 03/01/30 (a)	1,830,000	1,573,105
4.150%, 07/15/27	1,640,000	1,572,908
NSG Holdings LLC/NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	130,779	129,471
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	380,339	366,076
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	977,637
TransAlta Corp. 6.500%, 03/15/40 (a)	8,869,000	8,841,453
7.750%, 11/15/29 (a)	2,820,000	2,931,359

		19,392,810

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	750,315	763,587
Sunnova Energy Corp. 5.875%, 09/01/26 (144A)	4,460,000	3,472,113

		4,235,700

Engineering & Construction—0.7%
Gatwick Airport Finance PLC 4.375%, 04/07/26 (GBP)	5,030,000	6,101,767
TopBuild Corp. 3.625%, 03/15/29 (144A) (a)	3,960,000	3,597,281
4.125%, 02/15/32 (144A)	320,000	283,261
Tutor Perini Corp. 6.875%, 05/01/25 (144A)	5,733,000	5,674,291

		15,656,600

Entertainment—1.2%
Allen Media LLC/Allen Media Co-Issuer Inc. 10.500%, 02/15/28 (144A)	3,590,000	1,663,982
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	2,390,000	1,596,355
Banijay Entertainment SASU 8.125%, 05/01/29 (144A) (a)	1,340,000	1,382,063
Boyne USA, Inc. 4.750%, 05/15/29 (144A) (a)	2,500,000	2,317,430
Caesars Entertainment, Inc. 6.500%, 02/15/32 (144A) (a)	8,580,000	8,655,555
7.000%, 02/15/30 (144A)	30,000	30,795
Mohegan Tribal Gaming Authority 8.000%, 02/01/26 (144A) (a)	4,972,000	4,865,152
13.250%, 12/15/27 (144A)	450,000	491,062

Entertainment—(Continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125%, 02/15/31 (144A) (a)	6,100,000	6,312,866

		27,315,260

Environmental Control—0.6%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A) (a)	2,528,000	2,430,010
GFL Environmental, Inc. 4.750%, 06/15/29 (144A) (a)	7,457,000	7,012,859
6.750%, 01/15/31 (144A) (a)	3,230,000	3,310,146

		12,753,015

Food—0.1%
Co-operative Bank Holdings Ltd. 7.500%, 07/08/26 (GBP) (f)	2,410,000	3,018,917

Food Service—0.1%
TKC Holdings, Inc. 6.875%, 05/15/28 (144A)	2,530,000	2,401,415

Forest Products & Paper—0.2%
Suzano Austria GmbH 3.125%, 01/15/32	3,010,000	2,500,511
5.750%, 07/14/26	1,200,000	1,199,520

		3,700,031

Healthcare-Products—0.4%
Medline Borrower LP 5.250%, 10/01/29 (144A) (a)	6,700,000	6,332,629
Medline Borrower LP/Medline Co-Issuer Inc. 6.250%, 04/01/29 (144A) (a)	2,790,000	2,802,493

		9,135,122

Healthcare-Services—1.5%
Akumin, Inc. 9.000%, 2.000% PIK, 08/01/27 (144A) (c)	5,802,000	5,043,853
CHS/Community Health Systems, Inc. 5.625%, 03/15/27 (144A) (a)	4,880,000	4,491,552
6.000%, 01/15/29 (144A) (a)	6,450,000	5,634,708
6.125%, 04/01/30 (144A)	7,130,000	5,141,540
10.875%, 01/15/32 (144A) (a)	3,110,000	3,203,365
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	694,020
HCA, Inc. 5.500%, 06/15/47	360,000	342,226
7.500%, 11/06/33	1,938,000	2,167,859
LifePoint Health, Inc. 9.875%, 08/15/30 (144A) (a)	5,190,000	5,428,958
U.S. Renal Care, Inc. 10.625%, 06/28/28 (144A)	1,375,850	1,196,990

		33,345,071

BHFTII-265

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.2%
Stena International SA 7.250%, 01/15/31 (144A)	3,506,000	$3,497,070

Home Builders—0.3%
MDC Holdings, Inc. 6.000%, 01/15/43	1,195,000	1,213,964
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	5,914,000	5,854,649

		7,068,613

Housewares—0.2%
Newell Brands, Inc. 5.700%, 04/01/26 (a)	4,350,000	4,272,454
6.375%, 09/15/27 (a)	590,000	580,205

		4,852,659

Insurance—0.9%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc. 7.625%, 8.375% PIK, 10/15/25 (144A) (c)	4,264,896	4,214,158
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A)	6,285,000	5,280,725
NMI Holdings, Inc. 7.375%, 06/01/25 (144A)	3,380,000	3,413,895
Saga PLC 5.500%, 07/15/26 (GBP)	5,800,000	6,548,525

		19,457,303

Internet—0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.000%, 05/01/28 (144A) (a)	2,900,000	2,635,059
Gen Digital, Inc. 7.125%, 09/30/30 (144A) (a)	5,110,000	5,250,213
Ziff Davis, Inc. 4.625%, 10/15/30 (144A) (a)	5,586,000	5,035,739

		12,921,011

Iron/Steel—0.2%
Vale Overseas Ltd. 6.250%, 08/10/26 (a)	2,990,000	3,036,468
6.875%, 11/10/39 (a)	1,180,000	1,261,794

		4,298,262

Leisure Time—2.0%
Carnival Corp. 4.000%, 08/01/28 (144A)	2,140,000	1,993,399
5.750%, 03/01/27 (144A) (a)	6,090,000	6,027,489
10.500%, 06/01/30 (144A)	210,000	229,690
Carnival Holdings Bermuda Ltd. 10.375%, 05/01/28 (144A)	6,010,000	6,556,063
NCL Corp. Ltd. 5.875%, 03/15/26 (144A) (a)	5,670,000	5,597,145
8.125%, 01/15/29 (144A) (a)	1,790,000	1,894,151

Leisure Time—(Continued)
Royal Caribbean Cruises Ltd. 4.250%, 07/01/26 (144A) (a)	4,630,000	4,468,152
6.250%, 03/15/32 (144A) (a)	1,490,000	1,501,860
8.250%, 01/15/29 (144A)	1,340,000	1,418,579
9.250%, 01/15/29 (144A) (a)	2,010,000	2,155,856
Viking Cruises Ltd. 5.875%, 09/15/27 (144A)	2,700,000	2,649,010
9.125%, 07/15/31 (144A) (a)	5,680,000	6,211,712
VOC Escrow Ltd. 5.000%, 02/15/28 (144A) (a)	3,420,000	3,290,328

		43,993,434

Lodging—1.0%
Full House Resorts, Inc. 8.250%, 02/15/28 (144A)	5,025,000	4,802,088
Melco Resorts Finance Ltd. 4.875%, 06/06/25 (144A)	940,000	917,380
5.375%, 12/04/29 (144A) (a)	4,630,000	4,223,254
Sands China Ltd. 2.300%, 03/08/27	200,000	181,138
2.850%, 03/08/29	1,240,000	1,077,763
3.250%, 08/08/31	470,000	393,233
5.125%, 08/08/25	4,610,000	4,547,735
5.400%, 08/08/28	1,240,000	1,216,083
Wynn Macau Ltd. 4.875%, 10/01/24 (144A)	5,420,000	5,356,410

		22,715,084

Machinery-Construction & Mining—0.2%
Vertiv Group Corp. 4.125%, 11/15/28 (144A) (a)	4,110,000	3,824,116

Machinery-Diversified—0.2%
Esab Corp. 6.250%, 04/15/29 (144A)	3,050,000	3,064,283
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A) (a)	1,940,000	1,874,214

		4,938,497

Media—2.7%
Altice Financing SA 5.750%, 08/15/29 (144A)	5,100,000	4,086,331
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A) (a)	4,630,000	3,781,089
Charter Communications Operating LLC/Charter Communications Operating Capital 4.400%, 04/01/33	1,260,000	1,116,631
5.375%, 04/01/38	1,580,000	1,372,523
CSC Holdings LLC 4.125%, 12/01/30 (144A) (a)	4,370,000	3,124,769
5.375%, 02/01/28 (144A) (a)	2,880,000	2,477,153
6.500%, 02/01/29 (144A)	2,530,000	2,143,696
7.500%, 04/01/28 (144A) (a)	7,830,000	5,277,820
11.250%, 05/15/28 (144A) (a)	4,860,000	4,815,983
11.750%, 01/31/29 (144A) (a)	6,010,000	6,019,373

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Directv Financing LLC 8.875%, 02/01/30 (144A) (a)	2,440,000	$2,434,107
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, 08/15/27 (144A) (a)	1,570,000	1,485,277
DISH DBS Corp. 5.250%, 12/01/26 (144A)	140,000	110,237
5.750%, 12/01/28 (144A)	4,330,000	2,975,814
5.875%, 11/15/24 (a)	3,000,000	2,874,374
DISH Network Corp. 11.750%, 11/15/27 (144A)	4,260,000	4,349,166
Gannett Holdings LLC 6.000%, 11/01/26 (144A)	600,000	548,700
iHeartCommunications, Inc. 6.375%, 05/01/26	900,000	767,778
McClatchy Co. LLC 11.000%, 12.500% PIK, 07/15/27 (144A) (c)	3,070,666	3,350,864
Nexstar Media, Inc. 5.625%, 07/15/27 (144A)	2,960,000	2,839,587
Time Warner Cable LLC 5.875%, 11/15/40	2,362,000	2,046,014

		57,997,286

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A) (a)	490,000	475,350
6.375%, 06/15/30 (144A) (a)	3,330,000	3,347,233
Park-Ohio Industries, Inc. 6.625%, 04/15/27	2,977,000	2,785,336

		6,607,919

Mining—1.7%
First Quantum Minerals Ltd. 6.875%, 10/15/27 (144A) (a)	6,450,000	6,184,034
9.375%, 03/01/29 (144A) (a)	6,620,000	6,857,757
Freeport Minerals Corp. 7.125%, 11/01/27	4,240,000	4,409,600
Freeport-McMoRan, Inc. 5.450%, 03/15/43 (a)	14,801,000	14,170,023
Glencore Finance Canada Ltd. 5.550%, 10/25/42 (144A) (a)	1,000,000	963,858
Hudbay Minerals, Inc. 4.500%, 04/01/26 (144A) (a)	2,660,000	2,576,576
6.125%, 04/01/29 (144A) (a)	2,854,000	2,821,198
Midwest Vanadium Pty, Ltd. 13.250%, 02/15/18 (144A) † (d) (e) (g)	931,574	0
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125%, 11/01/22 (144A) † (g)	8,475,000	85

		37,983,131

Multi-National—0.5%
Inter-American Development Bank 7.350%, 10/06/30 (INR)	876,000,000	10,690,923

Office/Business Equipment—0.1%
CDW LLC/CDW Finance Corp. 3.250%, 02/15/29 (a)	1,610,000	1,457,712

Oil & Gas—6.9%
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	8,640,000	8,528,908
Chord Energy Corp. 6.375%, 06/01/26 (144A)	6,890,000	6,918,738
Continental Resources, Inc. 5.750%, 01/15/31 (144A) (a)	3,630,000	3,608,378
Crescent Energy Finance LLC 7.625%, 04/01/32 (144A) (a)	2,620,000	2,640,188
9.250%, 02/15/28 (144A) (a)	2,070,000	2,185,684
Ecopetrol SA 8.375%, 01/19/36	5,870,000	5,925,290
Endeavor Energy Resources LP/EER Finance, Inc. 5.750%, 01/30/28 (144A)	3,770,000	3,800,560
EQT Corp. 7.000%, 02/01/30 (a)	2,480,000	2,634,866
Hilcorp Energy I LP/Hilcorp Finance Co. 6.250%, 04/15/32 (144A) (a)	3,440,000	3,392,513
8.375%, 11/01/33 (144A) (a)	2,500,000	2,710,487
KazMunayGas National Co. JSC 5.375%, 04/24/30 (144A)	300,000	294,013
6.375%, 10/24/48 (144A)	1,060,000	988,236
MEG Energy Corp. 5.875%, 02/01/29 (144A)	870,000	854,878
7.125%, 02/01/27 (144A) (a)	3,891,000	3,942,151
Nabors Industries Ltd. 7.250%, 01/15/26 (144A) (a)	1,220,000	1,212,447
Neptune Energy Bondco PLC 6.625%, 05/15/25 (144A) (a)	5,270,000	5,269,941
Noble Finance II LLC 8.000%, 04/15/30 (144A)	2,560,000	2,666,624
Northern Oil & Gas, Inc. 8.125%, 03/01/28 (144A) (a)	5,580,000	5,663,639
Occidental Petroleum Corp. 2.900%, 08/15/24 (a)	2,165,000	2,138,681
4.400%, 08/15/49	1,630,000	1,230,205
6.450%, 09/15/36 (a)	5,682,000	6,058,518
7.150%, 05/15/28	6,482,000	6,810,696
7.950%, 06/15/39	9,359,000	11,007,851
Permian Resources Operating LLC 5.875%, 07/01/29 (144A) (a)	6,400,000	6,293,391
7.000%, 01/15/32 (144A) (a)	1,790,000	1,856,971
9.875%, 07/15/31 (144A) (a)	5,360,000	5,972,648
Petrobras Global Finance BV 5.750%, 02/01/29 (a)	1,000,000	993,573
6.850%, 06/05/15 (a)	6,170,000	5,725,372
Range Resources Corp. 4.750%, 02/15/30 (144A)	2,970,000	2,769,080
8.250%, 01/15/29 (a)	9,260,000	9,632,280
Shelf Drilling Holdings Ltd. 9.625%, 04/15/29 (144A) (a)	3,680,000	3,554,992

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Southwestern Energy Co. 4.750%, 02/01/32 (a)	7,230,000	$6,655,635
8.375%, 09/15/28 (a)	5,212,000	5,405,157
Vital Energy, Inc. 7.875%, 04/15/32 (144A)	2,890,000	2,935,858
YPF SA 6.950%, 07/21/27 (144A)	3,360,000	3,034,647
8.500%, 07/28/25 (144A)	6,350,000	6,220,125

		151,533,221

Packaging & Containers—0.5%
ARD Finance SA 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	4,470,000	1,495,854
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.000%, 06/15/27 (144A) (a)	3,680,000	3,572,429
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250%, 08/15/27 (144A) (a)	2,590,000	1,631,700
Cascades, Inc./Cascades USA, Inc. 5.375%, 01/15/28 (144A) (a)	2,610,000	2,505,727
Sealed Air Corp./Sealed Air Corp. U.S. 6.125%, 02/01/28 (144A) (a)	1,560,000	1,563,237

		10,768,947

Pharmaceuticals—1.2%
Bausch Health Cos., Inc. 5.500%, 11/01/25 (144A) (a)	2,470,000	2,331,458
6.125%, 02/01/27 (144A)	2,150,000	1,339,644
7.000%, 01/15/28 (144A)	1,070,000	476,783
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/28 (144A) (a)	2,840,000	2,706,156
Option Care Health, Inc. 4.375%, 10/31/29 (144A) (a)	5,700,000	5,226,092
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	3,775,000	3,673,232
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/46	3,920,000	2,702,458
4.750%, 05/09/27	5,760,000	5,576,112
5.125%, 05/09/29	2,390,000	2,296,746

		26,328,681

Pipelines—3.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/25 (144A)	5,130,000	5,158,236
El Paso Natural Gas Co. LLC 7.500%, 11/15/26	1,000,000	1,047,052
8.375%, 06/15/32	190,000	218,452
Energy Transfer LP 6.250%, 04/15/49 (a)	1,090,000	1,118,704
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	2,430,000	2,372,375
9.597%, 3M TSFR + 4.290%, 04/15/24 (b)	2,030,000	2,021,365
Enterprise Products Operating LLC 5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (b)	13,090,000	12,199,491

Pipelines—(Continued)
EQM Midstream Partners LP 6.000%, 07/01/25 (144A) (a)	1,880,000	1,882,388
6.500%, 07/01/27 (144A) (a)	1,660,000	1,674,681
7.500%, 06/01/30 (144A) (a)	2,660,000	2,843,394
Howard Midstream Energy Partners LLC 6.750%, 01/15/27 (144A)	3,590,000	3,581,836
8.875%, 07/15/28 (144A) (a)	2,570,000	2,711,895
Kinder Morgan, Inc. 7.800%, 08/01/31 (a)	67,000	75,965
Plains All American Pipeline LP 9.679%, 3M TSFR + 4.372%, 04/29/24 (b)	4,228,000	4,201,265
Rockies Express Pipeline LLC 7.500%, 07/15/38 (144A)	2,480,000	2,547,082
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	28,747
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.000%, 10/15/26 (144A) (a) (f)	1,220,000	1,233,843
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, 12/31/30 (144A) (a)	3,230,000	3,068,287
Venture Global Calcasieu Pass LLC 3.875%, 08/15/29 (144A)	1,030,000	927,151
3.875%, 11/01/33 (144A) (a)	2,200,000	1,869,126
4.125%, 08/15/31 (144A)	2,450,000	2,178,539
6.250%, 01/15/30 (144A)	6,270,000	6,308,015
Venture Global LNG, Inc. 8.375%, 06/01/31 (144A) (a)	3,090,000	3,186,621
9.875%, 02/01/32 (144A) (a)	4,410,000	4,752,851
Western Midstream Operating LP 5.300%, 03/01/48	4,900,000	4,299,043
5.450%, 04/01/44	11,710,000	10,762,823

		82,269,227

Real Estate—0.3%
Country Garden Holdings Co. Ltd. 8.000%, 01/27/24 (g)	1,110,000	76,812
Cushman & Wakefield U.S. Borrower LLC 8.875%, 09/01/31 (144A) (a)	4,020,000	4,248,183
Five Point Operating Co. LP/Five Point Capital Corp. 10.500%, 01/15/28 (144A) (a)	2,025,049	2,084,952

		6,409,947

Real Estate Investment Trusts—0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A) (a)	526,000	492,117
4.750%, 06/15/29 (144A) (a)	2,090,000	1,899,870
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27 (a)	3,060,000	2,562,750
5.250%, 08/01/26 (a)	2,609,000	2,388,345
Service Properties Trust 5.500%, 12/15/27 (a)	2,416,000	2,303,028
8.625%, 11/15/31 (144A) (a)	690,000	735,842

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Starwood Property Trust, Inc. 7.250%, 04/01/29 (144A) (a)	2,190,000	$2,207,430

		12,589,382

Retail—1.9%
Bath & Body Works, Inc. 5.250%, 02/01/28 (a)	1,810,000	1,772,618
6.625%, 10/01/30 (144A) (a)	4,890,000	4,995,130
Doman Building Materials Group Ltd. 5.250%, 05/15/26 (144A) (CAD)	3,680,000	2,608,099
FirstCash, Inc. 5.625%, 01/01/30 (144A) (a)	3,060,000	2,907,814
Foot Locker, Inc. 4.000%, 10/01/29 (144A)	6,295,000	5,300,073
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.375%, 01/15/29 (144A) (a)	200,000	195,388
8.750%, 01/15/32 (144A)	7,850,000	7,596,052
Michaels Cos., Inc. 5.250%, 05/01/28 (144A) (a)	2,630,000	2,240,969
QVC, Inc. 4.450%, 02/15/25 (a)	7,550,000	7,314,161
Sally Holdings LLC/Sally Capital, Inc. 6.750%, 03/01/32 (a)	1,860,000	1,845,459
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A) (a)	2,430,000	2,215,391
Superior Plus LP/Superior General Partner, Inc. 4.500%, 03/15/29 (144A) (a)	2,320,000	2,144,951

		41,136,105

Software—0.6%
AthenaHealth Group, Inc. 6.500%, 02/15/30 (144A) (a)	3,840,000	3,512,136
Central Parent, Inc./CDK Global, Inc. 7.250%, 06/15/29 (144A) (a)	6,250,000	6,380,041
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	2,500,000	2,239,688
Rackspace Finance LLC 3.500%, 05/15/28 (144A)	912,600	460,863

		12,592,728

Telecommunications—0.8%
Altice France Holding SA 10.500%, 05/15/27 (144A)	6,360,000	2,379,761
Altice France SA 5.125%, 07/15/29 (144A)	950,000	642,232
5.500%, 10/15/29 (144A)	3,010,000	2,042,986
CommScope, Inc. 6.000%, 03/01/26 (144A) (a)	390,000	356,850
Millicom International Cellular SA 4.500%, 04/27/31 (144A)	3,930,000	3,369,568
6.250%, 03/25/29 (144A) (a)	1,395,000	1,362,324
Sprint Capital Corp. 8.750%, 03/15/32	2,069,000	2,508,770

Telecommunications—(Continued)
Vmed O2 U.K. Financing I PLC 4.750%, 07/15/31 (144A) (a)	4,620,000	3,981,905

		16,644,396

Transportation—0.3%
Carriage Purchaser, Inc. 7.875%, 10/15/29 (144A)	3,155,000	2,803,154
XPO, Inc. 6.250%, 06/01/28 (144A) (a)	2,630,000	2,651,742
7.125%, 02/01/32 (144A)	1,900,000	1,955,389

		7,410,285

Total Corporate Bonds & Notes (Cost $1,148,569,580)		1,113,323,299

Floating Rate Loans (h)—14.4%

Advertising—0.2%
CB Poly U.S. Holdings, Inc. Term Loan B, 10.848%, 3M TSFR + 5.500%, 05/18/29	4,073,676	4,069,007

Aerospace/Defense—0.4%
Kaman Corp.
2024 Term Loan, 03/27/31 (i)	3,975,000	3,982,453
Vertex Aerospace Services Corp.
2021 First Lien Term Loan, 8.579%, 1M TSFR + 3.250%, 12/06/28	4,954,583	4,970,066

		8,952,519

Airlines—0.2%
United Airlines, Inc. 2024 Term Loan B, 8.076%, 3M TSFR + 2.750%, 02/15/31	4,850,000	4,862,503

Apparel—0.1%
Fanatics Commerce Intermediate Holdco LLC Term Loan B, 8.691%, 1M TSFR + 3.250%, 11/24/28	1,728,846	1,727,496

Auto Parts & Equipment—0.3%
Clarios Global LP
2024 Term Loan B, 8.330%, 1M TSFR + 3.000%, 05/06/30	3,291,750	3,302,037
2022 Incremental Term Loan, 10.574%, 3M TSFR + 5.000%, 03/30/27	3,396,250	3,404,034

		6,706,071

Beverages—0.2%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B, 9.326%, 3M TSFR + 4.000%, 03/31/28	3,481,275	3,458,065

Building Materials—0.3%
Emrld Borrower LP Term Loan B, 7.790%, 3M TSFR + 2.500%, 05/31/30	3,896,591	3,897,079

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Quikrete Holdings, Inc.
2023 Term Loan B, 8.195%, 1M TSFR + 2.750%, 03/19/29	2,334,794	$2,339,702

		6,236,781

Commercial Services—1.8%
Adtalem Global Education, Inc.
2024 Term Loan B, 8.826%, 1M TSFR + 3.500%, 08/11/28	654,951	657,509
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.180%, 1M TSFR + 3.750%, 05/12/28	5,338,931	5,337,079
2023 Term Loan B, 10.080%, 1M TSFR + 4.750%, 05/12/28	2,507,400	2,517,923
DS Parent, Inc. Term Loan B, 10.813%, 3M TSFR + 5.500%, 01/31/31	4,830,000	4,791,761
Garda World Security Corp.
2022 Term Loan B, 9.583%, 3M TSFR + 4.250%, 02/01/29	3,645,418	3,656,052
GTCR W Merger Sub LLC
USD Term Loan B, 8.309%, 1M TSFR + 3.000%, 01/31/31	2,530,000	2,540,477
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.855%, 3M TSFR + 4.250%, 09/01/28	3,572,519	3,462,864
PECF USS Intermediate Holding III Corp. Term Loan B, 9.691% - 9.824%, 3M TSFR + 4.250%, 12/15/28 (j)	3,205,402	2,454,803
Peer Holding III BV
2023 USD Term Loan B4, 8.559%, 3M TSFR + 3.250%, 10/28/30	3,340,000	3,351,483
Prime Security Services Borrower LLC
2023 Term Loan B, 7.827%, 3M TSFR + 2.500%, 10/14/30	2,244,375	2,248,428
Ryan LLC
Delayed Draw Term Loan, 11/14/30 (k)	493,333	496,417
Term Loan, 9.830%, 1M TSFR + 4.500%, 11/14/30	4,796,667	4,826,646
Verscend Holding Corp.
2021 Term Loan B, 9.445%, 1M TSFR + 4.000%, 08/27/25	1,857,896	1,859,555
WW International, Inc.
2021 Term Loan B, 8.829%, 1M TSFR + 3.500%, 04/13/28	2,260,000	991,575

		39,192,572

Computers—1.2%
Amentum Government Services Holdings LLC
2022 Term Loan, 9.329%, 1M TSFR + 4.000%, 02/15/29	5,693,513	5,716,641
Term Loan B, 9.445%, 1M TSFR + 4.000%, 01/29/27	4,543,073	4,561,527
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 10.574%, 3M TSFR + 5.000%, 07/27/28	2,969,296	1,771,681
NEXUS Buyer LLC
2023 Term Loan B2, 9.826%, 1M TSFR + 4.500%, 12/13/28	6,740,000	6,700,686

Computers—(Continued)
Redstone Holdco 2 LP
2021 Term Loan, 10.195%, 1M TSFR + 4.750%, 04/27/28	5,344,792	4,436,177
UST Holdings Ltd. Term Loan, 8.937%, 1M TSFR + 3.500%, 11/20/28	3,352,726	3,347,489

		26,534,201

Diversified Financial Services—1.4%
Advisor Group, Inc.
2023 Term Loan B, 9.826%, 1M TSFR + 4.500%, 08/17/28	3,142,125	3,158,024
2024 Term Loan, 08/17/28 (i)	1,680,000	1,688,852
AqGen Island Holdings, Inc. Term Loan, 8.945%, 1M TSFR + 3.500%, 08/02/28	4,431,146	4,420,622
Aretec Group, Inc.
2023 Incremental Term Loan, 9.926%, 1M TSFR + 4.500%, 08/09/30	2,676,516	2,693,748
Blackhawk Network Holdings, Inc.
2024 Term Loan, 10.319%, 3M TSFR + 5.000%, 03/12/29	2,740,000	2,747,573
Citadel Securities LP
2024 Term Loan B, 7.577%, 1M TSFR + 2.250%, 07/29/30	2,909,767	2,910,495
CTC Holdings LP Term Loan B, 10.476%, 3M TSFR + 5.000%, 02/20/29	2,206,736	2,201,219
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 12.321%, 3M TSFR + 6.750%, 04/07/28	2,060,000	2,065,150
Focus Financial Partners LLC
2021 Term Loan B4, 7.830%, 1M TSFR + 2.500%, 06/30/28	4,952,351	4,939,970
2024 Term Loan B7, 8.080%, 1M TSFR + 2.750%, 06/30/28	3,730	3,724
Greystone Select Financial LLC Term Loan B, 10.571%, 3M TSFR + 5.000%, 06/16/28	1,363,631	1,363,631
Jane Street Group LLC
2024 Term Loan B, 7.941%, 1M TSFR + 2.500%, 01/26/28	2,676,982	2,680,885

		30,873,893

Engineering & Construction—0.3%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 8.309% - 8.343%, 3M TSFR + 3.000%, 07/02/29 (j)	664,950	665,781
Term Loan B, 8.180%, 1M TSFR + 2.750%, 06/07/28	4,904,430	4,905,863
Chromalloy Corp.
2024 Term Loan B, 03/21/31 (i)	1,720,000	1,715,700

		7,287,344

Entertainment—1.2%
Allen Media LLC
2021 Term Loan B, 10.959%, 3M TSFR + 5.500%, 02/10/27	8,650,143	7,581,850
Caesars Entertainment Corp.
2024 Term Loan B1, 8.040%, 3M TSFR + 2.750%, 02/06/31	4,140,000	4,148,798

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Caesars Entertainment Corp.
Term Loan B, 8.663%, 3M TSFR + 3.250%, 02/06/30	1,752,300	$1,758,734
Cinemark USA, Inc.
2023 Term Loan B, 9.076%, 1M TSFR + 3.750%; 9.098%, 3M TSFR + 3.750%, 05/24/30 (j)	3,660,357	3,677,897
Flutter Entertainment PLC Term Loan B, 7.659%, 3M TSFR + 2.250%, 11/25/30	5,526,150	5,533,550
UFC Holdings LLC
2021 Term Loan B, 8.336%, 3M TSFR + 2.750%, 04/29/26	3,581,848	3,590,355

		26,291,184

Environmental Control—0.2%
LRS Holdings LLC Term Loan B, 9.695%, 1M TSFR + 4.250%, 08/31/28	4,105,204	4,105,204

Food—0.2%
8th Avenue Food & Provisions, Inc.
2018 2nd Lien Term Loan, 13.191%, 1M TSFR + 7.750%, 10/01/26	1,452,297	1,338,534
Froneri International Ltd.
2020 EUR Term Loan B1, 5.991%, 6M EURIBOR + 2.125%, 01/29/27 (EUR)	2,780,000	2,976,028

		4,314,562

Healthcare-Products—0.2%
Medline Borrower LP
2024 Term Loan B, 10/23/28 (i)	1,971,603	1,977,853
Sotera Health Holdings LLC
2023 Incremental Term Loan B, 9.079%, 1M TSFR + 3.750%, 12/11/26	3,374,500	3,378,718

		5,356,571

Healthcare-Services—0.5%
EyeCare Partners LLC
2021 2nd Lien Term Loan, 12.324%, 3M TSFR + 6.750%, 11/15/29	3,930,000	1,447,549
2021 Incremental Term Loan, 9.324%, 3M TSFR + 3.750%, 11/15/28	4,184,600	2,245,737
Knight Health Holdings LLC Term Loan B, 10.691%, 1M TSFR + 5.250%, 12/23/28	1,410,592	641,819
LifePoint Health, Inc.
2023 Term Loan B, 11.087%, 3M TSFR + 5.500%, 11/16/28	3,807,231	3,819,844
Phoenix Guarantor, Inc.
2024 Term Loan, 8.576%, 1M TSFR + 3.250%, 02/21/31	3,097,005	3,059,986

		11,214,935

Home Furnishings—0.3%
AI Aqua Merger Sub, Inc.
2023 Incremental Term Loan, 9.576%, 1M TSFR + 4.250%, 07/31/28 (k)	5,850,000	5,875,137

Insurance—1.2%
Acrisure LLC
2020 Term Loan B, 8.945%, 1M TSFR + 3.500%, 02/15/27	2,870,400	2,871,970
AssuredPartners, Inc.
2023 Term Loan B4, 9.080%, 1M TSFR + 3.750%, 02/12/27	2,864,461	2,870,428
Asurion LLC
2021 Second Lien Term Loan B4, 10.691%, 1M TSFR + 5.250%, 01/20/29	8,950,000	8,034,487
2021 Term Loan B9, 8.691%, 1M TSFR + 3.250%, 07/31/27	3,187,654	3,072,764
Howden Group Holdings Ltd.
2023 USD Term Loan B, 9.326%, 1M TSFR + 4.000%, 04/18/30	930,600	935,543
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.076%, 1M TSFR + 3.750%, 02/24/28	3,784,913	3,795,557
Truist Insurance Holdings LLC
1st Lien Term Loan, 03/24/31 (i)	3,850,000	3,848,383

		25,429,132

Investment Companies—0.3%
Cardinal Parent, Inc.
2020 Term Loan B, 9.998%, 3M TSFR + 4.500%, 11/12/27	6,092,080	5,711,325
Jump Financial LLC Term Loan B, 9.820%, 3M TSFR + 4.500%, 08/07/28	833,719	824,339

		6,535,664

Leisure Time—0.4%
19th Holdings Golf LLC
2022 Term Loan B, 8.673%, 1M TSFR + 3.350%, 02/07/29	5,983,376	5,852,489
Carnival Corp.
2023 Term Loan B, 8.319%, 1M TSFR + 3.000%, 08/08/27	1,776,575	1,780,462
Hayward Industries, Inc.
2022 Term Loan, 8.676% - 10.750%, 1M TSFR + 3.250%, PRIME + 2.250%, 05/30/28 (j)	2,068,500	2,073,349

		9,706,300

Lodging—0.4%
Four Seasons Hotels Ltd.
2024 Term Loan B, 7.321%, 3M TSFR + 2.000%, 11/30/29	3,381,439	3,389,893
Station Casinos LLC
2024 Term Loan B, 03/07/31 (i)	5,380,000	5,379,521

		8,769,414

Machinery-Diversified—0.1%
SPX Flow, Inc.
2022 Term Loan, 9.926%, 1M TSFR + 4.500%, 04/05/29	1,709,977	1,719,168

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Media—0.4%
A-L Parent LLC
2023 Take Back Term Loan, 10.826%, 1M TSFR + 5.500%, 06/30/28	3,462,600	$3,459,716
Gray Television, Inc.
2021 Term Loan D, 8.440%, 1M TSFR + 3.000%, 12/01/28	3,939,923	3,701,680
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.790%, 6M TSFR + 3.250%, 03/31/31	2,620,000	2,580,448

		9,741,844

Real Estate Investment Trusts—0.1%
Apollo Commercial Real Estate Finance, Inc.
2021 Incremental Term Loan B1, 8.945%, 1M TSFR + 3.500%, 03/11/28	2,086,228	2,070,582

Retail—0.7%
Dave & Buster’s, Inc.
2023 Term Loan B5, 7.580%, 1M TSFR + 2.250%, 09/20/30	3,227,835	3,229,449
Lakeshore Intermediate LLC Term Loan, 8.941%, 1M TSFR + 3.500%, 09/29/28	1,680,277	1,681,502
Michaels Cos., Inc.
2021 Term Loan B, 9.570%, 3M TSFR + 4.250%, 04/15/28	417,852	375,179
Spencer Spirit IH LLC Term Loan B, 11.422%, 1M TSFR + 6.000%, 06/19/26	5,047,055	5,061,777
Thermostat Purchaser III, Inc. Term Loan, 9.993%, 3M TSFR + 4.500%, 08/31/28	4,062,344	4,016,642

		14,364,549

Software—1.6%
Cloudera, Inc.
2021 Second Lien Term Loan, 11.426%, 1M TSFR + 6.000%, 10/08/29	1,090,000	1,083,187
2021 Term Loan, 9.079%, 1M TSFR + 3.750%, 10/08/28	3,411,298	3,401,170
Cotiviti Corp.
2024 Term Loan, 02/21/31 (i)	3,840,000	3,846,401
DCert Buyer, Inc.
2019 Term Loan B, 9.330%, 1M TSFR + 4.000%, 10/16/26	4,226,373	4,211,314
2021 2nd Lien Term Loan, 12.330%, 1M TSFR + 7.000%, 02/19/29	8,990,000	8,140,634
EVERTEC Group LLC
2023 Term Loan B, 8.830%, 1M TSFR + 3.500%, 10/30/30	1,971,000	1,978,391
MRI Software LLC
2020 Term Loan, 10.948%, 3M TSFR + 5.500%, 02/10/27	922,768	920,461
2020 Term Loan B, 10.948%, 3M TSFR + 5.500%, 02/10/27	1,604,419	1,587,412
Planview Parent, Inc. Term Loan, 9.610%, 3M TSFR + 4.000%, 12/17/27	5,536,969	5,524,511

Software—(Continued)
Project Alpha Intermediate Holding, Inc.
2023 1st Lien Term Loan B, 10.063%, 3M TSFR + 4.750%, 10/28/30	3,650,000	3,673,320

		34,366,801

Telecommunications—0.1%
Global Tel*Link Corp.
2018 1st Lien Term Loan, 9.680%, 1M TSFR + 4.250%, 11/29/25	2,091,408	2,037,816

Transportation—0.1%
Worldwide Express Operations LLC
2021 1st Lien Term Loan, 9.571%, 3M TSFR + 4.000%, 07/26/28	2,692,469	2,683,213

Total Floating Rate Loans (Cost $323,853,895)		314,482,528

Mortgage-Backed Securities—10.8%

Collateralized Mortgage Obligations—6.2%
Angel Oak Mortgage Trust 4.134%, 01/25/67 (144A) (b)	3,644,522	3,305,015
Banc of America Funding Corp. 3.821%, 02/27/37 (144A) (b)	15,692,346	12,757,391
Banc of America Funding Trust 3.972%, 1M TSFR + 0.279%, 09/29/36 (144A) (b)	19,646,415	14,517,308
4.834%, 03/27/36 (144A) (b)	3,779,105	3,059,519
7.231%, 01/27/30 (144A) (b)	23,382,169	7,948,418
Banc of America Mortgage Trust 5.147%, 09/25/35 (b)	21,785	19,045
BCAP LLC Trust 4.232%, 05/26/47 (144A) (b)	2,694,972	2,356,426
Bear Stearns Asset-Backed Securities I Trust 12.662%, -4.33x 1M TSFR + 35.754%, 07/25/36 (b)	169,203	193,547
BRAVO Residential Funding Trust 3.125%, 01/29/70 (144A) (f)	5,651,032	5,291,289
6.435%, 05/25/63 (144A) (f)	3,756,285	3,777,446
7.103%, 10/25/63 (144A) (f)	3,597,429	3,623,120
CIM Trust 5.000%, 05/25/62 (144A) (b)	1,291,715	1,273,844
Citigroup Mortgage Loan Trust, Inc. 6.170%, 09/25/62 (144A) (f)	4,269,622	4,268,113
COLT Mortgage Loan Trust 6.586%, 02/25/69 (144A) (b)	1,580,000	1,560,119
Countrywide Alternative Loan Trust 4.963%, -2.2x 1M TSFR + 16.688%, 06/25/35 (b)	717,568	577,042
5.750%, 01/25/37	1,347,060	666,301
6.000%, 01/25/37	1,077,307	642,806
6.337%, -6x 1M TSFR + 38.313%, 08/25/37 (b)	560,506	643,061
6.824%, -4x 1M TSFR + 28.142%, 07/25/36 (b)	1,411,320	1,249,442
Countrywide Alternative Loan Trust Resecuritization 4.037%, 08/25/37 (b)	1,859,714	866,480
Countrywide Reperforming Loan REMICS Trust 0.803%, 03/25/35 (144A) † (b) (l)	1,665,004	65,711

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CSMC Trust 1.796%, 12/27/60 (144A) (b)	1,718,659	$1,666,369
6.937%, 09/27/60 (144A)	5,396,117	5,210,304
GreenPoint MTA Trust 5.884%, 1M TSFR + 0.554%, 06/25/45 (b)	317,309	283,821
GSMPS Mortgage Loan Trust 5.844%, 1M TSFR + 0.514%, 04/25/36 (144A) (b)	687,272	567,069
HarborView Mortgage Loan Trust 6.444%, 1M TSFR + 2.114%, 10/25/37 (b)	533,491	474,670
IndyMac INDX Mortgage Loan Trust 6.164%, 1M TSFR + 0.834%, 01/25/35 (b)	485,253	340,527
Legacy Mortgage Asset Trust 6.844%, 10/25/66 (144A) (f)	2,801,686	2,803,435
Lehman XS Trust 5.844%, 1M TSFR + 0.514%, 08/25/46 (b)	725,889	658,760
LHOME Mortgage Trust 7.017%, 01/25/29 (144A) (f)	4,360,000	4,375,774
MASTR Seasoned Securitization Trust 5.729%, 10/25/32 (b)	26,127	25,774
Merrill Lynch Mortgage Investors Trust 4.541%, 05/25/34 (b)	20,478	17,762
5.593%, 08/25/33 (b)	166,465	151,301
MFA Trust 6.784%, 12/25/68 (144A) (f)	3,257,053	3,264,922
New Residential Mortgage Loan Trust 3.500%, 12/25/57 (144A) (b)	2,860,000	2,384,186
3.500%, 12/25/58 (144A) (b)	2,462,415	2,260,577
3.750%, 11/25/58 (144A) (b)	3,082,994	2,884,936
4.003%, 04/25/62 (144A) (b)	4,157,904	3,714,318
4.250%, 09/25/56 (144A) (b)	4,857,691	4,511,478
NovaStar Mortgage Funding Trust 0.545%, 1M TSFR + 0.494%, 09/25/46 (b)	191,320	171,193
NYMT Loan Trust 7.154%, 02/25/29 (144A) (f)	2,650,000	2,625,603
OBX Trust 5.949%, 02/25/63 (144A) (f)	969,218	965,210
PRKCM Trust 7.304%, 02/25/58 (144A) (f)	4,656,454	4,591,318
Residential Accredit Loans, Inc. Trust 6.421%, 11/25/37 (b)	1,705,171	1,349,810
Residential Asset Securitization Trust 5.750%, 02/25/36	679,060	625,030
Sequoia Mortgage Trust 3.726%, 07/25/45 (144A) (b)	3,882	3,686
6.483%, 6M TSFR + 1.108%, 06/20/33 (b)	25,134	23,976
Structured Adjustable Rate Mortgage Loan Trust 4.295%, 09/25/35 (b)	273,177	169,060
6.940%, 1M TSFR + 1.614%, 09/25/37 (b)	1,656,447	1,485,914
Structured Asset Mortgage Investments II Trust 5.864%, 1M TSFR + 0.534%, 05/25/46 (b)	99,045	67,729
6.004%, 1M TSFR + 0.674%, 02/25/36 (b)	1,174,464	951,880
Towd Point Mortgage Trust 3.658%, 06/25/57 (144A) (b)	2,900,000	2,373,615
7.694%, 1M TSFR + 2.364%, 05/25/58 (144A) (b)	1,220,000	1,300,649

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust 4.910%, 06/25/67 (144A) (f)	2,930,063	2,849,168
6.118%, 01/25/69 (144A) (f)	4,931,664	4,909,449
6.968%, 12/25/68 (144A) (f)	2,520,876	2,539,626
WaMu Mortgage Pass-Through Certificates Trust 4.314%, 09/25/36 (b)	216,516	185,599
5.540%, 08/25/33 (b)	348,144	331,465
5.887%, 12M MTA + 0.798%, 03/25/47 (b)	602,073	518,082
5.984%, 1M TSFR + 0.654%, 12/25/45 (b)	133,615	130,342
6.404%, 1M TSFR + 1.074%, 12/25/45 (b)	4,954,897	2,938,234
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.236%, -1x 1M TSFR + 6.566%, 04/25/37 (b) (l)	6,437,688	901,795

		136,265,859

Commercial Mortgage-Backed Securities—4.6%
2023-MIC Trust 8.437%, 12/05/38 (144A) (b)	1,080,000	1,120,635
280 Park Avenue Mortgage Trust 7.155%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	1,640,000	1,514,986
BAMLL Re-REMICS Trust 5.630%, 08/10/45 (144A) (b)	4,663,101	792,727
Benchmark Mortgage Trust 3.666%, 01/15/51 (b)	1,210,000	1,132,380
6.363%, 07/15/56 (b)	1,120,000	1,170,547
BFLD Trust 9.641%, 1M TSFR + 4.314%, 10/15/35 (144A) (b)	2,960,000	113,096
BX Trust 3.549%, 03/11/44 (144A) (b)	9,066,697	7,573,203
7.990%, 1M TSFR + 2.690%, 04/15/29 (144A) (b)	5,460,000	5,464,720
11.196%, 1M TSFR + 5.871%, 06/15/40 (144A) (b)	1,090,000	1,090,768
CFK Trust 3.458%, 03/15/39 (144A) (b)	4,800,000	3,568,825
Citigroup Commercial Mortgage Trust 3.110%, 04/10/48 (144A)	1,750,000	1,489,318
3.225%, 09/15/48 (144A)	2,000,000	1,734,497
4.417%, 07/10/47 (b)	1,210,000	1,153,986
5.820%, 10/12/40 (144A) (b)	1,120,000	1,139,216
CoreVest American Finance Ltd. 7.553%, 12/28/30 (144A) (f)	4,010,000	4,030,437
CSMC Trust 3.160%, 12/15/41 (144A)	7,420,000	6,542,147
4.373%, 09/15/37 (144A)	6,620,000	3,385,202
12.794%, PRIME + 4.294%, 07/15/32 (144A) (b)	6,285,000	5,343,958
CSMC Trust Capital Certificates 8.023%, 1M TSFR + 2.697%, 05/15/36 (144A) (b)	10,593,644	10,563,654
Greystone CRE Notes 10.663%, 1M TSFR + 5.333%, 03/15/41 (144A) (b)	2,180,000	2,174,413
GS Mortgage Securities Corp. II 8.666%, 03/10/41 (144A) (b)	3,260,000	3,308,090
GS Mortgage Securities Corp. Trust 7.941%, 1M TSFR + 2.614%, 05/15/26 (144A) (b)	1,540,000	792,247
GS Mortgage Securities Trust 3.384%, 05/10/50	4,000,000	3,154,783

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust 4.723%, 01/15/49 (b)	568,000	$507,554
9.706%, 1M TSFR + 4.379%, 11/15/38 (144A) (b)	3,760,000	3,585,581
MHC Trust 7.390%, 1M TSFR + 2.064%, 05/15/38 (144A) (b)	4,496,000	4,431,370
Morgan Stanley Capital I Trust 4.559%, 12/15/48 (b)	1,940,000	1,687,800
MSWF Commercial Mortgage Trust 5.472%, 05/15/56	2,210,000	2,268,992
7.018%, 12/15/56 (b)	2,260,000	2,353,193
Multifamily Trust 7.813%, 04/25/46 (144A) (b)	2,327,531	2,307,142
SMR Mortgage Trust 11.325%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	2,755,343	2,403,034
SMRT Commercial Mortgage Trust 7.276%, 1M TSFR + 1.950%, 01/15/39 (144A) (b)	5,560,000	5,462,281
Soho Trust 2.697%, 08/10/38 (144A) (b)	3,330,000	1,994,567
UBS Commercial Mortgage Trust 3.418%, 12/15/50	1,004,064	946,680
Waikiki Beach Hotel Trust 7.653%, 1M TSFR + 2.327%, 12/15/33 (144A) (b)	1,860,000	1,818,710
WB Commercial Mortgage Trust 8.278%, 03/15/40 (144A) (b)	1,100,000	1,108,865

		99,229,604

Total Mortgage-Backed Securities (Cost $257,661,596)		235,495,463

Asset-Backed Securities—9.1%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC 3.710%, 08/20/27 (144A)	7,750,000	7,035,038

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust 6.184%, 1M TSFR + 0.854%, 01/25/34 (b)	8,770	8,392
WaMu Asset-Backed Certificates WaMu Trust 5.614%, 1M TSFR + 0.284%, 07/25/47 (b)	6,443,800	4,570,347

		4,578,739

Asset-Backed - Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust 6.641%, 10/15/37 (b)	263,132	239,998
7.516%, 04/15/37 (b)	272,606	254,569
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	815,119	729,184

		1,223,751

Asset-Backed - Other—8.2%
AB BSL CLO 4 Ltd. 7.318%, 3M TSFR + 2.000%, 04/20/36 (144A) (b)	1,000,000	1,006,866
ALM Ltd. 11.576%, 3M TSFR + 6.262%, 10/15/29 (144A) (b)	3,880,000	3,824,888

Asset-Backed - Other—(Continued)
AMMC CLO 30 Ltd. 9.791%, 3M TSFR + 4.500%, 01/15/37 (144A) (b)	1,800,000	1,801,804
Apidos CLO XXII Ltd. 12.329%, 3M TSFR + 7.012%, 04/20/31 (144A) (b)	5,490,000	5,440,283
APL Finance DAC 7.861%, 07/21/31 (144A)	1,200,000	1,213,032
Applebee’s Funding LLC/IHOP Funding LLC 7.824%, 03/05/53 (144A)	3,150,000	3,256,504
Bain Capital Credit CLO Ltd. 7.144%, 3M TSFR + 1.830%, 04/16/36 (144A) (b)	4,690,000	4,710,397
Balboa Bay Loan Funding Ltd. 11.979%, 3M TSFR + 6.662%, 01/20/32 (144A) (b)	2,400,000	2,382,766
Barings CLO Ltd. 8.529%, 3M TSFR + 3.212%, 10/20/30 (144A) (b)	2,757,500	2,741,779
11.259%, 3M TSFR + 5.942%, 01/20/32 (144A) (b)	5,740,000	5,668,325
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	939,078	376,892
Buckhorn Park CLO Ltd. 6.680%, 3M TSFR + 1.382%, 07/18/34 (144A) (b)	5,890,000	5,892,550
8.660%, 3M TSFR + 3.362%, 07/18/34 (144A) (b)	800,000	790,093
Canyon Capital CLO Ltd. 11.986%, 3M TSFR + 6.672%, 04/15/34 (144A) (b)	750,000	716,035
Carlyle Global Market Strategies CLO Ltd. 6.619%, 3M TSFR + 1.312%, 05/15/31 (144A) (b)	6,072,670	6,078,609
8.529%, 3M TSFR + 3.212%, 07/20/31 (144A) (b)	1,500,000	1,478,767
Carlyle U.S. CLO Ltd. 9.279%, 3M TSFR + 3.962%, 07/20/31 (144A) (b)	8,500,000	8,384,638
CarVal CLO VII-C Ltd. 7.518%, 3M TSFR + 2.200%, 01/20/35 (144A) (b)	4,500,000	4,514,832
Catskill Park CLO Ltd. 11.579%, 3M TSFR + 6.262%, 04/20/29 (144A) (b)	6,000,000	5,902,662
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	2,408,921	2,161,834
Driven Brands Funding, LLC 4.641%, 04/20/49 (144A)	1,900,000	1,841,464
Dryden 43 Senior Loan Fund 11.979%, 3M TSFR + 6.662%, 04/20/34 (144A) (b)	2,790,000	2,537,940
FNA VI LLC 1.350%, 01/10/32 (144A)	672,544	620,414
Fortress Credit BSL XII Ltd. 12.706%, 3M TSFR + 7.392%, 10/15/34 (144A) (b)	2,250,000	2,202,201
Golub Capital Partners CLO 53B Ltd. 12.279%, 3M TSFR + 6.962%, 07/20/34 (144A) (b)	2,500,000	2,439,200
Golub Capital Partners CLO 66B Ltd. 7.275%, 3M TSFR + 1.950%, 04/25/36 (144A) (b)	1,210,000	1,220,081
Greenwood Park CLO Ltd. 10.526%, 3M TSFR + 5.212%, 04/15/31 (144A) (b)	7,380,000	6,895,769
Greywolf CLO II Ltd. 9.227%, 3M TSFR + 3.910%, 04/17/34 (144A) (b)	4,090,000	3,951,361
Halsey Point CLO I Ltd. 13.779%, 3M TSFR + 8.462%, 01/20/33 (144A) (b)	2,770,000	2,464,580
Kestrel Aircraft Funding Ltd. 4.250%, 12/15/38 (144A)	1,199,635	1,115,673
LFS LLC 8.250%, 07/15/35 (144A)	1,000,000	986,918

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust 5.963%, 1M TSFR + 0.634%, 01/21/31 (b)	1,120	$1,114
Magnetite XII Ltd. 11.256%, 3M TSFR + 5.942%, 10/15/31 (144A) (b)	500,000	499,390
MidOcean Credit CLO VII 9.456%, 3M TSFR + 4.142%, 07/15/29 (144A) (b)	4,000,000	3,982,292
Mosaic Solar Loans LLC 9.000%, 09/20/49 (144A)	2,600,000	2,557,095
Neuberger Berman Loan Advisers CLO 31 Ltd. 8.829%, 3M TSFR + 3.512%, 04/20/31 (144A) (b)	1,960,000	1,947,823
Neuberger Berman Loan Advisers CLO 44 Ltd. 11.576%, 3M TSFR + 6.262%, 10/16/34 (144A) (b)	3,560,000	3,533,428
Ocean Trails CLO X 13.146%, 3M TSFR + 7.832%, 10/15/34 (144A) (b)	3,500,000	3,316,078
Ocean Trails CLO XIV Ltd. 7.318%, 3M TSFR + 2.000%, 01/20/35 (144A) (b)	5,190,000	5,215,504
OCP CLO Ltd. 9.021%, 3M TSFR + 3.700%, 04/26/36 (144A) (b)	2,210,000	2,198,227
Octagon Investment Partners 32 Ltd. 8.976%, 3M TSFR + 3.662%, 07/15/29 (144A) (b)	2,475,000	2,461,727
OHA Loan Funding Ltd. 8.627%, 3M TSFR + 3.312%, 07/23/31 (144A) (b)	2,760,000	2,746,084
Palmer Square Loan Funding Ltd. 8.321%, 3M TSFR + 3.000%, 04/15/31 (144A) (b)	3,480,000	3,479,951
Peace Park CLO Ltd. 11.579%, 3M TSFR + 6.262%, 10/20/34 (144A) (b)	2,250,000	2,247,430
Pioneer Aircraft Finance Ltd. 3.967%, 06/15/44 (144A)	1,850,639	1,711,860
Rad CLO 21 Ltd. 9.774%, 3M TSFR + 4.400%, 01/25/33 (144A) (b)	2,160,000	2,163,987
RR 18 Ltd. 11.826%, 3M TSFR + 6.512%, 10/15/34 (144A) (b)	7,070,000	6,869,170
Sculptor CLO XXVI Ltd. 12.829%, 3M TSFR + 7.512%, 07/20/34 (144A) (b)	4,370,000	4,139,203
Structured Asset Securities Corp. Mortgage Loan Trust 5.664%, 1M TSFR + 0.334%, 02/25/36 (144A) (b)	2,534,619	52,176
Symphony CLO XIX Ltd. 6.536%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	2,068,883	2,068,847
TCI-Symphony CLO Ltd. 8.676%, 3M TSFR + 3.362%, 10/13/32 (144A) (b)	1,720,000	1,699,811
12.326%, 3M TSFR + 7.012%, 10/13/32 (144A) (b)	6,440,000	6,158,978
Thrust Engine Leasing DAC 4.163%, 07/15/40 (144A)	3,031,001	2,793,249
Trinitas CLO XXVI Ltd. 8.268%, 3M TSFR + 2.950%, 01/20/35 (144A) (b)	3,100,000	3,100,542
Trinitas CLO XXVII Ltd. 9.545%, 3M TSFR + 4.300%, 04/18/37 (144A) (b)	4,190,000	4,189,656
Valley Stream Park CLO Ltd. 9.468%, 3M TSFR + 4.150%, 10/20/34 (144A) (b)	2,725,000	2,737,009
Voya CLO Ltd. 12.529%, 3M TSFR + 7.212%, 04/20/34 (144A) (b)	2,360,000	2,310,603
Warwick Capital CLO 3 Ltd. 1.000%, -1x 3M TSFR + 4.500%, 04/20/37 (144A) (b)	2,420,000	2,420,000
Whitebox CLO IV Ltd. 7.468%, 3M TSFR + 2.150%, 04/20/36 (144A) (b)	6,220,000	6,262,644

Asset-Backed - Other—(Continued)
Whitehorse XII Ltd. 9.226%, 3M TSFR + 3.912%, 10/15/31 (144A) (b)	2,600,000	2,553,382

		180,036,417

Asset-Backed - Student Loan—0.3%
College Avenue Student Loans LLC 6.060%, 05/25/55 (144A)	2,558,000	2,456,090
National Collegiate Student Loan Trust 5.734%, 1M TSFR + 0.404%, 01/25/33 (b)	1,806,261	1,697,434
SMB Private Education Loan Trust 3.860%, 01/15/53 (144A)	2,826,516	2,445,438

		6,598,962

Total Asset-Backed Securities (Cost $203,159,332)		199,472,907

U.S. Treasury & Government Agencies—7.1%

Agency Sponsored Mortgage - Backed—7.1%
Federal Home Loan Mortgage Corp. 1.500%, 05/01/41	717,297	587,694
1.500%, 07/01/41	569,555	465,054
3.000%, 06/01/35	2,301,273	2,129,462
4.000%, 07/01/49	5,467,229	5,147,996
4.500%, 02/01/47	1,361,984	1,324,022
7.000%, 03/01/39	30,342	32,335
Federal Home Loan Mortgage Corp. STACR REMICS Trust 8.320%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,717,483
8.370%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	5,023,077
9.070%, SOFR30A + 3.750%, 02/25/42 (144A) (b)	2,717,000	2,857,958
10.070%, SOFR30A + 4.750%, 02/25/42 (144A) (b)	1,090,000	1,160,639
11.070%, SOFR30A + 5.750%, 09/25/42 (144A) (b)	3,780,000	4,250,082
Federal National Mortgage Association 2.000%, 07/01/36	3,803,430	3,390,218
2.000%, 08/01/41	4,003,239	3,370,844
2.000%, 08/01/51	2,383,436	1,926,335
2.000%, 10/01/51	12,322,787	9,940,602
2.500%, 07/01/41	2,245,410	1,942,673
2.500%, 04/01/51	7,637,058	6,357,846
2.500%, 09/01/51	322,566	271,566
2.500%, 10/01/51	1,433,995	1,204,124
2.500%, 03/01/52	4,698,647	3,935,905
3.000%, 06/01/51	13,883,813	12,005,012
3.500%, 08/01/45	15,409,867	14,063,495
4.000%, 03/01/52	3,456,094	3,209,149
4.500%, 04/01/48	982,037	955,492
4.500%, 04/01/49	39,800	38,498
4.500%, 10/01/49	21,719	21,036
4.500%, 08/01/58	68,579	65,811
7.000%, 07/01/30	154	158
7.000%, 07/01/31	790	815
7.000%, 09/01/31	549	567
7.000%, 10/01/31	755	779
7.000%, 11/01/31	11,827	12,194
7.000%, 01/01/32	3,853	3,972

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
7.500%, 01/01/30	122	$125
7.500%, 02/01/30	177	176
7.500%, 06/01/30	21	21
7.500%, 08/01/30	45	45
7.500%, 09/01/30	233	234
7.500%, 10/01/30	3	3
7.500%, 11/01/30	6,089	6,075
7.500%, 02/01/31	333	333
8.000%, 07/01/30	128	135
8.000%, 09/01/30	254	255
Federal National Mortgage Association Connecticut Avenue Securities 7.820%, SOFR30A + 2.500%, 10/25/43 (144A) (b)	1,810,000	1,856,143
7.820%, SOFR30A + 2.500%, 02/25/44 (144A) (b)	1,100,000	1,106,875
8.020%, SOFR30A + 2.700%, 01/25/44 (144A) (b)	4,650,000	4,675,109
8.420%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	7,990,000	8,219,449
8.835%, SOFR30A + 3.514%, 10/25/39 (144A) (b)	10,831,538	11,140,751
9.220%, SOFR30A + 3.900%, 07/25/43 (144A) (b)	1,470,000	1,544,773
9.535%, SOFR30A + 4.214%, 07/25/39 (144A) (b)	3,249,532	3,382,618
9.785%, SOFR30A + 4.464%, 04/25/31 (144A) (b)	4,998,597	5,374,967
Federal National Mortgage Association REMICS 4.500%, 06/25/29	10,860	10,750
5.785%, SOFR30A + 0.464%, 05/25/34 (b)	30,456	30,205
FREMF Mortgage Trust 11.720%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	2,174,173	2,158,507
Government National Mortgage Association
Zero Coupon, 04/16/52 (b) (l)	1,870,746	19
0.164%, 03/16/47 (b) (l)	68,660	17
0.584%, 07/16/58 (b) (l)	978,656	27,463
2.000%, 02/20/51	797,967	644,181
2.500%, 03/20/51	2,599,480	2,217,309
2.500%, 05/20/51	280,353	236,304
3.500%, 12/20/50	2,480,943	2,277,586
4.500%, 11/20/50	947,288	910,900
4.500%, 12/20/50	160,778	156,461
5.500%, 01/15/34	14,143	14,493
5.500%, 03/20/34	2,331	2,403
5.500%, 04/15/34	4,470	4,581
5.500%, 07/15/34	24,524	25,131
5.500%, 10/15/34	25,063	25,591
5.750%, 10/15/38	22,490	23,406
6.000%, 05/20/32	3,045	3,125
6.000%, 02/15/33	533	552
6.000%, 03/15/33	1,710	1,747
6.000%, 06/15/33	1,022	1,059
6.000%, 07/15/33	2,233	2,297
6.000%, 09/15/33	891	902
6.000%, 10/15/33	926	953
6.000%, 11/20/33	3,781	3,900
6.500%, 02/15/32	178	185
6.500%, 03/15/32	186	190
6.500%, 11/15/32	433	441
Government National Mortgage Association, TBA 2.000%, TBA (m)	100,000	81,911
5.500%, TBA (m)	1,500,000	1,498,591

Agency Sponsored Mortgage - Backed—(Continued)
Multifamily Connecticut Avenue Securities Trust 8.685%, SOFR30A + 3.364%, 10/25/49 (144A) (b)	2,606,304	2,564,787
9.185%, SOFR30A + 3.864%, 03/25/50 (144A) (b)	3,916,150	3,867,451
Seasoned Credit Risk Transfer Trust 4.000%, 07/25/56 (b)	1,744,806	1,729,319
4.250%, 05/25/60 (144A) (b)	4,710,000	4,310,300

		154,553,997

U.S. Treasury—0.0%
U.S. Treasury Bond 4.750%, 11/15/53	460,000	491,050

Total U.S. Treasury & Government Agencies (Cost $166,146,356)		155,045,047

Foreign Government—3.9%

Regional Government—0.7%
Provincia de Buenos Aires 6.375%, 09/01/37 (144A) (f)	24,008,445	9,782,299
Provincia de Cordoba 6.990%, 06/01/27 (144A) (f)	5,515,415	4,246,870

		14,029,169

Sovereign—3.2%
Angola Government International Bonds 8.750%, 04/14/32 (144A)	1,520,000	1,394,834
9.125%, 11/26/49	1,710,000	1,445,377
Bahamas Government International Bond 8.950%, 10/15/32	1,660,000	1,604,275
Brazil Government International Bond 6.000%, 04/07/26	2,970,000	3,009,413
Dominican Republic International Bonds 4.500%, 01/30/30	1,200,000	1,091,913
4.875%, 09/23/32	4,020,000	3,599,010
5.500%, 02/22/29 (144A)	2,100,000	2,035,967
Egypt Government International Bonds 5.800%, 09/30/27	460,000	414,120
7.053%, 01/15/32	1,940,000	1,602,421
El Salvador Government International Bond 6.375%, 01/18/27	500,000	433,864
Ghana Government International Bond 10.750%, 10/14/30	1,630,000	1,103,836
Ivory Coast Government International Bonds 7.625%, 01/30/33 (144A)	6,250,000	6,196,562
8.250%, 01/30/37 (144A)	2,020,000	2,024,040
Jamaica Government International Bond 9.625%, 11/03/30 (JMD)	227,000,000	1,561,582
Jordan Government International Bonds 7.500%, 01/13/29	2,340,000	2,332,297
7.750%, 01/15/28 (144A)	3,150,000	3,187,453
Mexico Bonos 8.500%, 05/31/29 (MXN)	271,470,000	15,796,028
Mexico Government International Bond 6.000%, 05/07/36	4,530,000	4,539,315

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Nigeria Government International Bond 7.143%, 02/23/30	2,600,000	$2,358,148
Republic of Kenya Government International Bonds 6.300%, 01/23/34	1,520,000	1,239,398
9.750%, 02/16/31 (144A)	6,440,000	6,592,950
Republic of Uzbekistan International Bond 3.900%, 10/19/31	1,650,000	1,359,310
Senegal Government International Bond 6.250%, 05/23/33	1,520,000	1,292,000
Sri Lanka Government International Bond 6.200%, 05/11/27 (g)	1,580,000	928,186
Ukraine Government International Bond 7.375%, 09/25/34 (g)	6,330,000	1,819,875
Uruguay Government International Bond 3.875%, 07/02/40 (UYU) (n)	49,314,550	1,413,169

		70,375,343

Total Foreign Government (Cost $86,690,057)		84,404,512

Convertible Bonds—0.6%

Entertainment—0.2%
DraftKings Holdings, Inc.
Zero Coupon, 03/15/28	6,160,000	5,313,000

Media—0.4%
DISH Network Corp.
Zero Coupon, 12/15/25	9,760,000	7,124,800
Gannett Co., Inc. 6.000%, 12/01/27	695,000	618,550

		7,743,350

Total Convertible Bonds (Cost $13,053,645)		13,056,350

Convertible Preferred Stocks—0.4%

Banks—0.3%
Wells Fargo & Co. - Series L 7.500%	4,965	6,054,073

Pipelines—0.1%
Equitrans Midstream Corp
9.750%	142,893	3,125,784

Total Convertible Preferred Stocks (Cost $8,769,113)		9,179,857

Common Stocks—0.1%

Automobile Components—0.0%
Lear Corp.	399	57,807

Chemicals—0.0%
LyondellBasell Industries NV—Class A	23	2,357

Media—0.0%
Cengage Learning, Inc. (o)	10,995	131,940

Oil, Gas & Consumable Fuels—0.1%
Ascent CNR Corp. - Class A (d) (e) (o)	1,399,556	27,991
Berry Corp. (a)	170,615	1,373,451

		1,401,442

Total Common Stocks (Cost $2,222,896)		1,593,546

Municipals—0.0%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $247,731)	250,068	246,707

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino Forest Corp. (d) (e) (o)	1,246,000	0
Sino Forest Corp. (d) (e) (o)	500,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $6,824,127; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $6,958,798.	6,822,232	6,822,232

Total Short-Term Investments (Cost $6,822,232)		6,822,232

Securities Lending Reinvestments (p)—13.5%

Certificates of Deposit—4.0%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (b)	2,000,000	2,000,800
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (b)	2,000,000	1,999,997
5.880%, SOFR + 0.550%, 11/08/24 (b)	2,000,000	2,004,090
Bank of Nova Scotia 5.630%, SOFR + 0.300%, 03/13/25 (b)	2,000,000	1,999,972
5.640%, SOFR + 0.310%, 03/19/25 (b)	4,000,000	3,999,961
Barclays Bank PLC 5.650%, SOFR + 0.320%, 06/20/24 (b)	3,000,000	3,001,518

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Barclays Bank PLC (NY) 5.500%, SOFR + 0.170%, 08/07/24 (b)	2,000,000	$2,000,210
BNP Paribas SA 5.690%, SOFR + 0.360%, 04/10/24 (b)	2,000,000	2,000,154
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.360%, 01/09/25 (b)	3,000,000	3,002,088
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/09/24	1,000,000	993,770
Zero Coupon, 06/13/24	3,000,000	2,965,770
5.560%, SOFR + 0.240%, 07/11/24 (b)	2,000,000	1,999,977
Mizuho Bank Ltd. 5.500%, SOFR + 0.170%, 08/06/24 (b)	2,000,000	2,000,208
5.730%, SOFR + 0.400%, 04/18/24 (b)	5,000,000	5,000,770
MUFG Bank Ltd. (London)
Zero Coupon, 06/10/24	6,500,000	6,428,760
5.510%, SOFR + 0.200%, 09/23/24 (b)	2,000,000	2,000,000
National Westminster Bank PLC 5.880%, 05/02/24	3,000,000	3,001,470
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (b)	2,000,000	1,999,872
5.480%, SOFR + 0.150%, 07/29/24 (b)	4,000,000	3,999,992
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (b)	2,000,000	1,999,940
5.500%, SOFR + 0.170%, 09/16/24 (b)	2,000,000	1,999,872
Skandinaviska Enskilda Banken AB 5.630%, SOFR + 0.300%, 02/06/25 (b)	1,000,000	1,000,054
SMBC Bank International PLC
Zero Coupon, 05/13/24	2,000,000	1,986,360
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (b)	2,000,000	2,000,342
Sumitomo Mitsui Banking Corp. 5.560%, SOFR + 0.230%, 07/11/24 (b)	1,000,000	1,000,319
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (b)	5,000,000	5,001,080
Svenska Handelsbanken AB 5.630%, SOFR + 0.300%, 02/06/25 (b)	1,000,000	1,000,251
5.680%, SOFR + 0.350%, 01/17/25 (b)	2,000,000	2,003,100
5.850%, SOFR + 0.520%, 04/19/24 (b)	5,000,000	5,001,265
Toronto-Dominion Bank 5.710%, SOFR + 0.380%, 01/08/25 (b)	3,000,000	2,999,965
Wells Fargo Bank NA 5.830%, SOFR + 0.500%, 05/14/24 (b)	2,000,000	2,000,980
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (b)	6,000,000	6,011,268

		87,370,165

Commercial Paper—1.0%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	4,000,000	3,987,348
5.660%, SOFR + 0.330%, 04/18/24 (b)	4,000,000	4,000,392
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792

Commercial Paper—(Continued)
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (b)	3,000,000	2,999,988
5.810%, SOFR + 0.480%, 06/13/24 (b)	5,000,000	5,004,015
Old Line Funding LLC 5.440%, SOFR + 0.110%, 06/07/24 (b)	2,000,000	1,999,996
5.450%, SOFR + 0.120%, 05/08/24 (b)	2,000,000	1,999,994

		21,990,525

Repurchase Agreements—6.5%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $8,003,633; collateralized by various Common Stock with an aggregate market value of $8,910,574.	8,000,000	8,000,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $9,004,088; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $9,210,090.	9,000,000	9,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $5,730,900; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $5,842,928.	5,728,361	5,728,361
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $3,016,392; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $11,000,003.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $60,063,583; collateralized by various Common Stock with an aggregate market value of $66,865,118.	60,000,000	60,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,836.	1,000,000	1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $18,008,220; collateralized by various Common Stock with an aggregate market value of $20,079,227.	18,000,000	18,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $15,081,521; collateralized by various Common Stock with an aggregate market value of $16,669,256.	15,000,000	15,000,000

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,400,635; collateralized by various Common Stock with an aggregate market value of $1,560,407.	1,400,000	$1,400,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $12,005,420; collateralized by various Common Stock with an aggregate market value of $13,201,987.	12,000,000	12,000,000

		143,128,361

Time Deposits—0.6%
Banco Santander SA (NY) 5.310%, 04/01/24	7,000,000	7,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	7,000,000	7,000,000

		14,000,000

Mutual Funds—1.4%
AB Government Money Market Portfolio, Institutional Class 5.210% (q)	1,000,000	1,000,000
Allspring Government Money Market Fund, Select Class 5.250% (q)	22,743	22,743
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (q)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (q)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (q)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (q)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (q)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (q)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (q)	3,000,000	3,000,000

		30,022,743

Total Securities Lending Reinvestments (Cost $296,486,894)		296,511,794

Total Purchased Options—0.0% (r) (Cost $734,946)		125,592
Total Investments—111.1% (Cost $2,514,418,273)		2,429,759,834
Unfunded Loan Commitments—(0.1)% (Cost $(1,093,594))		(1,093,594)
Net Investments—111.1% (Cost $2,513,324,679)		2,428,666,240
Other assets and liabilities (net)—(11.0)%		(241,669,249)

Net Assets—100.0%		$2,186,996,991

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $36,822,889, which is 1.7% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $343,635,624 and the collateral received consisted of cash in the amount of $296,231,003 and non-cash collateral with a value of $59,701,258. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 0.2% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate
(i)	This loan will settle after March 31, 2024, at which time the interest rate will be determined.
(j)	The stated interest rates represent the range of rates at March 31, 2024 of the underlying contracts within the senior loan facility.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	Interest only security.
(m)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(n)	Principal amount of security is adjusted for inflation.
(o)	Non-income producing security.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(q)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $1,274,386,624, which is 58.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
American News Co. LLC, 8.500%, 09/01/26	04/24/20-03/01/24	$12,120,929	$11,743,213	$13,514,836
Countrywide Reperforming Loan REMICS Trust, 0.803%, 03/25/35	01/08/15	1,665,004	242,466	65,711
Intesa Sanpaolo SpA, 7.800%, 11/28/53	11/28/23-02/12/24	8,480,000	8,860,030	9,621,055
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/11	931,574	960,686	0
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	8,571,525	85
PM General Purchaser LLC, 9.500%, 10/01/28	09/21/20-03/14/24	13,345,000	13,294,123	13,621,202

				$36,822,889

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	62,257,195	CBNA	04/19/24	USD	41,742,453	$(1,154,126)
BRL	10,120,000	CBNA	04/19/24	USD	2,005,613	8,666
BRL	5,460,000	GSBU	04/19/24	USD	1,092,973	(6,217)
BRL	5,460,000	GSBU	04/19/24	USD	1,090,027	(3,271)
BRL	12,650,000	GSBU	04/19/24	USD	2,530,380	(12,530)
BRL	13,120,000	GSBU	04/19/24	USD	2,625,812	(14,414)
BRL	14,110,000	MSCS	04/19/24	USD	2,823,864	(15,416)
BRL	54,293,206	MSCS	04/19/24	USD	10,984,746	(178,253)
CHF	1,130,000	GSBU	04/19/24	USD	1,272,682	(17,483)
CHF	1,430,000	GSBU	04/19/24	USD	1,623,331	(34,894)
CHF	1,470,000	GSBU	04/19/24	USD	1,631,843	1,026
CHF	1,500,000	GSBU	04/19/24	USD	1,663,661	2,531
CHF	1,800,000	GSBU	04/19/24	USD	2,008,969	(9,538)
CHF	2,120,000	GSBU	04/19/24	USD	2,394,306	(39,421)
CHF	2,130,000	GSBU	04/19/24	USD	2,404,744	(38,751)
CHF	2,290,000	GSBU	04/19/24	USD	2,588,536	(44,816)
CHF	2,390,000	GSBU	04/19/24	USD	2,714,142	(59,342)
EUR	5,884,000	BNP	04/19/24	USD	6,413,919	(61,929)
EUR	5,600,000	CBNA	04/19/24	USD	6,055,956	(10,553)
EUR	1,190,000	JPMC	04/19/24	USD	1,286,938	(2,290)
IDR	140,218,841,437	CBNA	04/19/24	USD	8,943,669	(104,301)
IDR	4,404,453,737	JPMC	04/19/24	USD	283,245	(5,589)
JPY	102,298,649	MSCS	04/19/24	USD	717,107	(39,579)
MXN	12,122,280	JPMC	04/19/24	USD	707,421	19,841
MXN	218,375,746	JPMC	04/19/24	USD	12,702,689	398,517
MXN	21,054,000	MSCS	04/19/24	USD	1,211,731	51,379
NOK	59,170,000	GSBU	04/19/24	USD	5,456,038	(3,599)

Contracts to Deliver
CAD	3,841,110	MSCS	04/19/24	USD	2,868,893	32,438
CHF	15,321,100	GSBU	04/19/24	USD	17,416,278	397,679
CHF	2,380,000	GSBU	04/19/24	USD	2,719,003	75,311
CHF	2,290,000	GSBU	04/19/24	USD	2,621,115	77,395
CHF	2,290,000	GSBU	04/19/24	USD	2,599,127	55,407
CHF	2,010,000	GSBU	04/19/24	USD	2,273,856	41,158
CHF	1,430,000	GSBU	04/19/24	USD	1,633,241	44,804
CHF	1,190,000	GSBU	04/19/24	USD	1,360,518	38,672
CHF	1,130,000	GSBU	04/19/24	USD	1,342,398	87,200

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	10,000	GSBU	04/19/24	USD	11,429	$321
CNH	17,910,000	BNP	04/19/24	USD	2,495,525	28,338
CNH	60,360,400	JPMC	04/19/24	USD	8,484,377	169,448
EUR	21,244,974	CBNA	04/19/24	USD	23,411,558	476,840
EUR	10,230,000	CBNA	04/19/24	USD	11,040,318	(3,337)
EUR	2,540,000	GSBU	04/19/24	USD	2,764,112	22,090
EUR	2,180,000	GSBU	04/19/24	USD	2,370,390	17,001
EUR	2,140,000	GSBU	04/19/24	USD	2,326,428	16,221
GBP	33,006,375	CBNA	04/19/24	USD	42,085,109	422,482
GBP	2,600,000	CBNA	04/19/24	USD	3,286,502	4,626
IDR	144,623,295,174	JPMC	04/19/24	USD	9,342,590	225,566
MXN	22,876,000	JPMC	04/19/24	USD	1,323,507	(48,913)
MXN	185,860,812	MSCS	04/19/24	USD	10,821,275	(329,234)
MXN	21,088,000	MSCS	04/19/24	USD	1,217,491	(47,660)
NOK	550	BNP	04/19/24	USD	53	3

Net Unrealized Appreciation						$429,504

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/18/25	410	USD	97,815,750	$(1,223,611)
3 Month SONIA Futures	03/18/25	5	GBP	1,195,063	13,323
3 Month SONIA Futures	09/17/24	296	GBP	70,329,600	619,752
Australian 10 Year Treasury Bond Futures	06/17/24	202	AUD	23,548,314	(5,127)
Euro-Bund Futures	06/06/24	510	EUR	68,023,800	616,064
U.S. Treasury Long Bond Futures	06/18/24	481	USD	57,930,438	952,865
U.S. Treasury Note 10 Year Futures	06/18/24	222	USD	24,596,906	82,866
U.S. Treasury Note 2 Year Futures	06/28/24	2,402	USD	491,171,471	(875,670)
U.S. Treasury Note 5 Year Futures	06/28/24	1,628	USD	174,221,438	540,488
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	386	USD	44,239,219	275,910
U.S. Treasury Ultra Long Bond Futures	06/18/24	868	USD	111,972,000	1,688,341
United Kingdom Long Gilt Bond Futures	06/26/24	382	GBP	38,177,080	754,933

Futures Contracts—Short
3 Month SOFR Futures	06/18/24	(167)	USD	(39,525,769)	(41,349)
Euro-Buxl 30 Year Bond Futures	06/06/24	(25)	EUR	(3,395,000)	(100,905)

Net Unrealized Appreciation					$3,297,880

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.669	BNP	04/17/24	17,027,906	USD	17,027,906	$190,031	$10,472	$(179,559)

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	4,850.000	04/19/24	169	USD 8,450	$327,792	$26,618	$(301,174)
Put - S&P 500 Index E-Mini Futures	USD	4,800.000	05/17/24	69	USD 3,450	108,820	33,465	(75,355)
Put - S&P 500 Index E-Mini Futures	USD	4,900.000	06/21/24	37	USD 1,850	108,303	55,037	(53,266)

Totals						$544,915	$115,120	$(429,795)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
MXN Call/USD Put	MXN	16.796	CBNA	06/03/24	(8,393,680)	USD	(8,393,680)	$(47,592)	$(115,833)	$(68,241)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	4,500.000	04/19/24	(169)	USD (8,450)	$(109,495)	$(13,942)	$95,553

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$(4,119,005)	$316,664	$(4,435,669)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	(3,930,662)	250,990	(4,181,652)

Totals								$(8,049,667)	$567,654	$(8,617,321)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	179,120,000	$(534,073)	$—	$(534,073)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42	(5.000%)	Quarterly	06/20/29	3.289%	USD	7,937,000	$(572,274)	$(557,007)	$(15,267)
General Motors Co. 4.200%, due 10/01/27	(5.000%)	Quarterly	06/20/26	0.357%	USD	13,700,000	(1,344,515)	(1,186,290)	(158,225)
Macy’s Retail Holdings LLC 4.500%, due 12/15/34	(1.000%)	Quarterly	12/20/28	3.603%	USD	4,799,000	501,306	604,582	(103,276)

Totals							$(1,415,483)	$(1,138,715)	$(276,768)

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024 (b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	0.531%	USD	13,700,000	$1,289,635	$882,620	$407,015
Nordstrom, Inc. 6.950%, due 03/15/28	1.000%	Quarterly	12/20/28	3.758%	USD	4,799,000	(525,493)	(651,089)	125,596

Totals							$764,142	$231,531	$532,611

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.126%	EUR	11,300,000	$(77,296)	$(36,140)	$(41,156)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 5.547%, due 11/16/24	1.000%	Quarterly	12/20/24	MSCS	0.336%	EUR	11,300,000	$58,643	$18,943	$39,700

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Securities in the amount of $20,245 have been received at the custodian bank as collateral for OTC swap contracts, and forward foreign currency exchange contracts.

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas SA
(CBNA)—	Citibank NA
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank NA
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JMD)—	Jamaican Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$24,853,713	$—	$24,853,713
Agriculture	—	3,971,199	—	3,971,199
Airlines	—	36,743,095	—	36,743,095
Auto Manufacturers	—	41,943,140	—	41,943,140
Auto Parts & Equipment	—	11,705,552	—	11,705,552
Banks	—	103,109,582	—	103,109,582
Biotechnology	—	4,966,534	—	4,966,534
Building Materials	—	11,243,119	—	11,243,119
Chemicals	—	1,615,894	—	1,615,894
Coal	—	1,779,770	—	1,779,770
Commercial Services	—	51,896,015	—	51,896,015
Computers	—	4,314,366	—	4,314,366
Distribution/Wholesale	—	16,700,718	—	16,700,718
Diversified Financial Services	—	52,796,074	4,744,648	57,540,722
Electric	—	19,392,810	—	19,392,810
Energy-Alternate Sources	—	4,235,700	—	4,235,700

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Engineering & Construction	$—	$15,656,600	$—	$15,656,600
Entertainment	—	27,315,260	—	27,315,260
Environmental Control	—	12,753,015	—	12,753,015
Food	—	3,018,917	—	3,018,917
Food Service	—	2,401,415	—	2,401,415
Forest Products & Paper	—	3,700,031	—	3,700,031
Healthcare-Products	—	9,135,122	—	9,135,122
Healthcare-Services	—	33,345,071	—	33,345,071
Holding Companies-Diversified	—	3,497,070	—	3,497,070
Home Builders	—	7,068,613	—	7,068,613
Housewares	—	4,852,659	—	4,852,659
Insurance	—	19,457,303	—	19,457,303
Internet	—	12,921,011	—	12,921,011
Iron/Steel	—	4,298,262	—	4,298,262
Leisure Time	—	43,993,434	—	43,993,434
Lodging	—	22,715,084	—	22,715,084
Machinery-Construction & Mining	—	3,824,116	—	3,824,116
Machinery-Diversified	—	4,938,497	—	4,938,497
Media	—	57,997,286	—	57,997,286
Metal Fabricate/Hardware	—	6,607,919	—	6,607,919
Mining	—	37,983,131	0	37,983,131
Multi-National	—	10,690,923	—	10,690,923
Office/Business Equipment	—	1,457,712	—	1,457,712
Oil & Gas	—	151,533,221	—	151,533,221
Packaging & Containers	—	10,768,947	—	10,768,947
Pharmaceuticals	—	26,328,681	—	26,328,681
Pipelines	—	82,269,227	—	82,269,227
Real Estate	—	6,409,947	—	6,409,947
Real Estate Investment Trusts	—	12,589,382	—	12,589,382
Retail	—	41,136,105	—	41,136,105
Software	—	12,592,728	—	12,592,728
Telecommunications	—	16,644,396	—	16,644,396
Transportation	—	7,410,285	—	7,410,285
Total Corporate Bonds & Notes	—	1,108,578,651	4,744,648	1,113,323,299
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,093,594)*	—	313,388,934	—	313,388,934
Total Mortgage-Backed Securities*	—	235,495,463	—	235,495,463
Total Asset-Backed Securities*	—	199,472,907	—	199,472,907
Total U.S. Treasury & Government Agencies*	—	155,045,047	—	155,045,047
Total Foreign Government*	—	84,404,512	—	84,404,512
Total Convertible Bonds*	—	13,056,350	—	13,056,350
Total Convertible Preferred Stocks*	9,179,857	—	—	9,179,857
Common Stocks
Automobile Components	57,807	—	—	57,807
Chemicals	2,357	—	—	2,357
Media	131,940	—	—	131,940
Oil, Gas & Consumable Fuels	1,373,451	—	27,991	1,401,442
Total Common Stocks	1,565,555	—	27,991	1,593,546
Total Municipals*	—	246,707	—	246,707
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	6,822,232	—	6,822,232
Securities Lending Reinvestments
Certificates of Deposit	—	87,370,165	—	87,370,165
Commercial Paper	—	21,990,525	—	21,990,525
Repurchase Agreements	—	143,128,361	—	143,128,361
Time Deposits	—	14,000,000	—	14,000,000
Mutual Funds	30,022,743	—	—	30,022,743
Total Securities Lending Reinvestments	30,022,743	266,489,051	—	296,511,794

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Purchased Options
Foreign Currency Options at Value	$—	$10,472	$—	$10,472
Options on Exchange-Traded Futures Contracts at Value	115,120	—	—	115,120
Total Purchased Options	115,120	10,472	—	125,592
Total Net Investments	$40,883,275	$2,383,010,326	$4,772,639	$2,428,666,240

Collateral for Securities Loaned (Liability)	$—	$(296,231,003)	$—	$(296,231,003)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,714,960	$—	$2,714,960
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,285,456)	—	(2,285,456)
Total Forward Contracts	$—	$429,504	$—	$429,504
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,544,542	$—	$—	$5,544,542
Futures Contracts (Unrealized Depreciation)	(2,246,662)	—	—	(2,246,662)
Total Futures Contracts	$3,297,880	$—	$—	$3,297,880
Written Options
Foreign Currency Options at Value	$—	$(115,833)	$—	$(115,833)
Options on Exchange-Traded Futures Contracts at Value	(13,942)	—	—	(13,942)
Total Written Options	$(13,942)	$(115,833)	$—	$(129,775)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$532,611	$—	$532,611
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(8,894,089)	—	(8,894,089)
Total Centrally Cleared Swap Contracts	$—	$(8,361,478)	$—	$(8,361,478)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$58,643	$—	$58,643
OTC Swap Contracts at Value (Liabilities)	—	(611,369)	—	(611,369)
Total OTC Swap Contracts	$—	$(552,726)	$—	$(552,726)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies — 91.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—41.3%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,745,882	$3,069,067
1.500%, 07/01/41	2,766,409	2,258,835
1.500%, 10/01/41	667,769	543,794
1.500%, 11/01/41	84,307	68,620
2.000%, 09/01/40	356,905	302,172
2.000%, 10/01/40	2,259,554	1,912,100
2.000%, 06/01/41	233,109	196,534
2.000%, 07/01/41	2,225,933	1,878,061
2.000%, 08/01/41	1,603,273	1,349,720
2.000%, 09/01/41	3,292,448	2,769,532
2.000%, 11/01/41	1,362,450	1,151,890
2.000%, 12/01/41	3,223,359	2,706,938
2.000%, 01/01/42	2,408,271	2,021,507
2.000%, 02/01/42	428,058	359,157
2.000%, 04/01/42	87,193	73,095
2.000%, 05/01/42	500,000	417,819
2.000%, 08/01/42	2,469,128	2,070,798
2.000%, 11/01/50	829,198	668,726
2.000%, 02/01/51	2,133,438	1,720,909
2.000%, 03/01/51	2,266,310	1,828,584
2.000%, 04/01/51	1,896,474	1,536,233
2.000%, 05/01/51	3,470,528	2,786,871
2.000%, 06/01/51	4,509,211	3,619,376
2.000%, 11/01/51	506,962	407,849
2.000%, 02/01/52	89,456	71,915
2.107%, 5Y H15 + 1.285%, 03/01/47 (a)	234,202	217,477
2.500%, 04/01/41	142,996	124,640
2.500%, 04/01/42	698,646	600,724
2.500%, 10/01/50	1,068,549	902,062
2.500%, 11/01/50	3,464,254	2,924,487
2.500%, 12/01/50	3,840,164	3,237,157
2.500%, 01/01/51	460,965	384,747
2.500%, 03/01/51	212,171	179,889
2.500%, 05/01/51	152,686	129,742
2.500%, 07/01/51	4,465,483	3,735,506
2.500%, 08/01/51	2,859,864	2,405,151
2.500%, 09/01/51	1,441,129	1,211,687
2.500%, 11/01/51	834,474	704,781
2.500%, 01/01/52	13,166,012	11,051,270
2.500%, 02/01/52	1,117,203	939,724
2.500%, 03/01/52	608,043	511,267
2.875%, 1Y RFUCCT + 1.619%, 11/01/47 (a)	889,694	860,366
3.000%, 09/01/32	155,892	147,437
3.000%, 04/01/38	313,764	286,327
3.000%, 10/01/46	245,328	216,143
3.000%, 04/01/47	437,292	385,036
3.000%, 09/01/48	1,012,649	891,747
3.000%, 09/01/49	3,027,570	2,661,981
3.000%, 11/01/49	664,690	583,500
3.000%, 01/01/50	42,183	37,236
3.000%, 03/01/50	57,334	50,331
3.000%, 05/01/50	173,669	152,699
3.000%, 03/01/52	527,824	454,634
3.000%, 04/01/52	787,422	678,172
3.007%, 1Y RFUCCT + 1.627%, 11/01/48 (a)	3,040,168	2,862,052

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.096%, 1Y RFUCCT + 1.621%, 02/01/50 (a)	1,498,816	1,414,955
3.500%, 04/01/33	1,416,635	1,362,590
3.500%, 01/01/38	1,723,411	1,613,664
3.500%, 10/01/42	372,348	340,674
3.500%, 02/01/44	144,823	132,144
3.500%, 06/01/46	244,225	223,628
3.500%, 03/01/47	183,291	167,118
3.500%, 07/01/47	3,963,987	3,614,153
3.500%, 01/01/48	78,784	71,831
3.500%, 04/01/52	1,581,421	1,434,303
4.000%, 04/01/43	507,207	481,633
4.000%, 07/01/43	1,390,397	1,330,875
4.000%, 08/01/43	1,284,025	1,227,301
4.500%, 06/01/38	428,500	419,474
4.500%, 04/01/47	257,494	249,451
4.500%, 05/01/47	242,244	235,467
4.500%, 06/01/47	440,439	429,559
4.500%, 04/01/49	210,810	204,197
4.500%, 06/01/52	3,902,103	3,740,806
5.000%, 08/01/33	7,805	7,856
5.000%, 06/01/41	871,389	861,904
5.000%, 04/01/44	16,590	16,535
5.000%, 07/01/52	1,770,253	1,735,306
5.000%, 12/01/52	366,630	358,877
5.000%, 01/01/53	999,309	977,988
5.000%, 03/01/53	556,852	547,543
5.000%, 04/01/53	776,419	759,624
5.000%, 05/01/53	1,218,650	1,198,838
5.500%, 04/01/53	2,251,446	2,244,282
5.500%, 05/01/53	281,527	280,195
5.500%, 07/01/53	386,469	385,237
5.500%, 08/01/53	2,575,656	2,568,405
5.500%, 09/01/53	488,364	488,284
6.000%, 07/01/41	200,000	207,139
6.000%, 07/01/53	187,222	190,919
6.000%, 09/01/53	976,548	993,147
6.500%, 09/01/39	79,625	82,967
6.500%, 07/01/53	185,198	192,601
8.000%, 09/01/30	1,007	1,040
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.363%, 12/25/28 (a) (b)	62,790,220	926,382
0.482%, 01/25/34 (a) (b)	52,229,389	1,727,320
0.508%, 01/25/29 (a) (b)	84,544,832	1,790,102
0.741%, 09/25/27 (a) (b)	16,671,573	359,532
0.849%, 11/25/30 (a) (b)	31,691,381	1,373,869
0.878%, 11/25/30 (a) (b)	76,394,784	3,455,313
3.291%, 03/25/27	4,670,000	4,454,905
Federal Home Loan Mortgage Corp. REMICS
2.000%, 02/25/51 (b)	1,689,863	217,390
2.000%, 03/25/51 (b)	6,230,592	788,074
2.500%, 05/25/50 (b)	700,360	109,668
2.500%, 01/25/51 (b)	21,857,453	3,516,928
2.500%, 10/25/51 (b)	1,396,739	239,685
3.000%, 11/25/50 (b)	1,226,669	200,205
3.000%, 11/25/51 (b)	1,458,309	208,756

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies — (Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.000%, 11/25/49 (b)	595,881	$99,166
4.000%, 02/25/50 (b)	1,054,051	209,445
4.500%, 04/15/32	100,961	99,284
4.500%, 10/25/49 (b)	981,449	222,253
4.500%, 06/25/50 (b)	3,112,799	706,095
4.500%, 12/25/50 (b)	1,936,433	438,883
4.500%, 11/25/51 (b)	1,490,091	334,259
6.000%, 05/15/36	156,643	161,085
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.620%, SOFR30A + 1.300%, 02/25/42 (144A) (a)	218,233	218,745
6.820%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,270,000	2,273,257
7.420%, SOFR30A + 2.100%, 10/25/33 (144A) (a)	980,000	997,123
7.720%, SOFR30A + 2.400%, 02/25/42 (144A) (a)	3,420,000	3,481,847
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (b)	777,961	103,241
4.000%, 11/15/52 (b)	475,402	99,023
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
7.620%, SOFR30A + 2.300%, 08/25/33 (144A) (a)	1,668,628	1,701,617
Federal National Mortgage Association
1.500%, 04/01/41	312,768	256,431
1.500%, 11/01/41	3,373,210	2,745,870
1.500%, 03/01/42	1,477,632	1,202,819
2.000%, 08/01/40	67,057	56,841
2.000%, 10/01/40	4,061,321	3,436,233
2.000%, 11/01/41	3,868,526	3,249,421
2.000%, 12/01/41	502,493	421,895
2.000%, 02/01/42	424,740	356,455
2.000%, 04/01/42	1,220,996	1,023,813
2.000%, 05/01/42	1,390,379	1,161,325
2.000%, 06/01/42	3,636,744	3,050,742
2.000%, 08/01/42	2,242,734	1,880,933
2.000%, 08/01/50	127,788	103,212
2.000%, 09/01/50	62,088	50,060
2.000%, 01/01/51	5,931,462	4,783,915
2.000%, 02/01/51	2,193,395	1,778,697
2.000%, 03/01/51	5,603,011	4,521,315
2.000%, 04/01/51	728,804	589,636
2.000%, 08/01/51	931,506	744,602
2.000%, 10/01/51	1,881,341	1,517,649
2.000%, 02/01/52	941,124	756,324
2.000%, 03/01/52	2,490,444	2,004,620
2.500%, 10/01/40	2,697,559	2,352,669
2.500%, 03/01/41	445,394	388,227
2.500%, 04/01/41	759,549	662,058
2.500%, 05/01/41	1,720,019	1,502,561
2.500%, 03/01/42	2,802,316	2,434,415
2.500%, 04/01/42	260,604	224,586
2.500%, 05/01/42	174,308	150,433
2.500%, 06/01/50	415,115	348,134
2.500%, 10/01/50	2,288,100	1,909,030
2.500%, 11/01/50	405,691	341,249
2.500%, 12/01/50	206,985	173,210
2.500%, 01/01/51	300,530	252,936
2.500%, 02/01/51	170,755	143,985
2.500%, 03/01/51	364,270	307,152

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.500%, 04/01/51	595,893	503,192
2.500%, 05/01/51	1,523,892	1,266,413
2.500%, 06/01/51	2,548,191	2,142,176
2.500%, 07/01/51	2,394,524	2,018,646
2.500%, 08/01/51	816,487	686,370
2.500%, 09/01/51	2,135,148	1,799,528
2.500%, 10/01/51	3,156,318	2,648,244
2.500%, 11/01/51	1,376,966	1,161,458
2.500%, 12/01/51	8,146,000	6,834,610
2.500%, 01/01/52	3,370,133	2,825,192
2.500%, 02/01/52	2,871,249	2,410,257
2.500%, 03/01/52	1,403,442	1,176,900
2.500%, 04/01/52	348,096	291,783
2.500%, 09/01/61	5,033,133	4,026,768
3.000%, 07/01/35	383,420	355,107
3.000%, 02/01/36	599,997	553,831
3.000%, 04/01/36	447,755	413,518
3.000%, 07/01/36	959,142	883,462
3.000%, 08/01/36	4,997,267	4,600,951
3.000%, 10/01/36	1,985,202	1,825,031
3.000%, 12/01/36	1,649,809	1,516,616
3.000%, 12/01/37	377,027	342,630
3.000%, 06/01/38	506,565	467,186
3.000%, 09/01/42	1,059,592	950,400
3.000%, 06/01/43	156,426	139,654
3.000%, 07/01/43	383,199	342,113
3.000%, 10/01/43	354,739	316,745
3.000%, 01/01/45	319,327	285,132
3.000%, 08/01/46	338,729	298,379
3.000%, 09/01/46	251,123	221,209
3.000%, 02/01/47	76,798	68,566
3.000%, 08/01/47	37,193	32,834
3.000%, 11/01/48	3,365,344	2,963,857
3.000%, 01/01/50	81,700	71,846
3.000%, 02/01/50	10,078,035	8,864,976
3.000%, 03/01/50	5,371,867	4,712,794
3.000%, 08/01/50	326,814	285,102
3.000%, 11/01/50	490,440	431,769
3.000%, 06/01/51	355,554	313,405
3.000%, 08/01/51	1,763,461	1,552,018
3.000%, 09/01/51	304,356	263,928
3.000%, 11/01/51	394,212	346,605
3.000%, 12/01/51	650,738	571,756
3.000%, 01/01/52	1,390,999	1,222,664
3.000%, 03/01/52	4,218,815	3,699,773
3.500%, 12/01/34	111,525	105,614
3.500%, 01/01/35	76,326	72,266
3.500%, 02/01/37	135,732	127,901
3.500%, 03/01/37	87,299	82,898
3.500%, 12/01/37	143,271	134,131
3.500%, 08/01/39	140,845	132,924
3.500%, 02/01/40	556,598	519,642
3.500%, 06/01/42	2,201,514	2,019,659
3.500%, 08/01/42	2,490,628	2,278,782
3.500%, 09/01/42	182,042	166,557
3.500%, 10/01/42	1,284,618	1,175,346

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies — (Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.500%, 12/01/42	144,476	$132,850
3.500%, 03/01/43	897,589	828,356
3.500%, 12/01/46	1,474,810	1,354,325
3.500%, 03/01/47	126,493	115,339
3.500%, 11/01/48	371,392	338,888
3.500%, 06/01/49	9,186,231	8,376,229
3.500%, 03/01/50	143,974	130,828
3.500%, 01/01/52	755,211	685,832
3.500%, 03/01/52	1,260,413	1,143,240
3.500%, 05/01/52	2,979,876	2,700,302
4.000%, 02/01/40	286,946	273,004
4.000%, 06/01/42	2,054,118	1,958,331
4.000%, 07/01/42	613,539	581,521
4.000%, 10/01/42	691,080	655,418
4.000%, 11/01/42	476,673	452,078
4.000%, 05/01/43	5,215,556	4,986,143
4.000%, 07/01/43	17,791	16,873
4.000%, 08/01/43	442,756	419,901
4.000%, 10/01/43	2,618,462	2,503,221
4.000%, 09/01/44	404,445	383,191
4.000%, 05/01/48	3,157,876	2,981,814
4.000%, 10/01/48	1,609,402	1,513,360
4.230%, 10/01/32	100,000	96,540
4.500%, 11/01/31	166,582	164,168
4.500%, 12/01/31	216,612	213,211
4.500%, 10/01/44	505,683	493,426
4.500%, 01/01/45	40,359	39,618
4.500%, 06/01/47	154,977	150,978
4.500%, 07/01/47	561,359	545,838
4.500%, 08/01/47	39,173	38,215
4.500%, 06/01/48	198,893	193,602
4.500%, 07/01/48	433,760	420,693
4.500%, 08/01/48	703,804	682,601
4.500%, 11/01/48	370,235	359,081
4.500%, 02/01/49	145,798	141,060
4.500%, 08/01/49	159,969	155,546
4.500%, 09/01/49	1,933,550	1,875,357
4.500%, 11/01/49	564,936	551,019
4.500%, 04/01/50	107,136	102,519
4.500%, 06/01/52	251,810	239,888
4.500%, 07/01/52	3,795,432	3,626,627
4.500%, 08/01/58	720,075	691,016
4.500%, 01/01/59	1,489,195	1,418,039
4.820%, 07/01/33	100,000	100,369
5.000%, 01/01/39	3,170	3,187
5.000%, 12/01/39	5,114	5,103
5.000%, 05/01/40	13,678	13,645
5.000%, 07/01/40	9,780	9,759
5.000%, 11/01/40	250,657	250,123
5.000%, 01/01/41	14,564	14,527
5.000%, 02/01/41	19,941	20,046
5.000%, 04/01/41	28,051	27,956
5.000%, 05/01/41	597,667	596,130
5.000%, 06/01/41	51,039	50,867
5.000%, 12/01/47	1,224,305	1,230,737
5.000%, 06/01/52	427,377	421,471

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.000%, 07/01/52	1,279,216	1,271,066
5.000%, 10/01/52	646,536	632,191
5.000%, 11/01/52	696,563	679,763
5.000%, 12/01/52	84,071	82,209
5.000%, 01/01/53	473,082	462,721
5.000%, 02/01/53	468,285	458,605
5.000%, 06/01/53	861,696	849,859
5.000%, 07/01/53	747,391	743,943
5.490%, 10/01/33	99,613	103,916
5.500%, 10/01/33	99,613	103,988
5.500%, 08/01/52	163,341	162,577
5.500%, 10/01/52	179,203	178,797
5.500%, 11/01/52	1,939,609	1,934,772
5.500%, 04/01/53	380,675	379,815
5.500%, 05/01/53	649,207	646,733
5.500%, 06/01/53	1,854,295	1,847,955
5.500%, 07/01/53	572,736	573,061
5.500%, 08/01/53	1,084,407	1,086,674
6.000%, 07/01/41	170,542	176,683
6.000%, 12/01/52	1,221,905	1,236,435
6.000%, 03/01/53	749,441	759,417
6.000%, 06/01/53	5,485,748	5,592,971
6.000%, 07/01/53	282,829	291,143
6.000%, 11/01/53	585,972	594,341
6.500%, 03/01/26	186	190
6.500%, 04/01/29	16,992	17,589
6.500%, 05/01/32	3,346	3,389
6.500%, 10/01/53	1,765,658	1,807,513
6.500%, 12/01/53	1,652,717	1,698,703
6.500%, 03/01/54	1,200,000	1,233,117
7.000%, 02/01/29	159	164
7.000%, 11/01/37	11,929	12,299
7.000%, 12/01/37	6,321	6,517
7.000%, 02/01/38	2,347	2,419
7.000%, 11/01/38	25,607	26,517
7.000%, 02/01/39	286,184	301,392
8.000%, 05/01/28	200	200
8.000%, 07/01/32	583	592
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	2,457,182	299,236
2.500%, 01/25/48 (b)	899,770	103,069
3.500%, 11/25/41 (b)	569,782	88,754
4.000%, 04/25/42 (b)	821,092	152,408
4.500%, 11/25/39 (b)	457,848	87,692
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (c)	118,602	105,985
0.715%, -1x SOFR30A + 6.036%, 03/25/42 (a) (b)	1,929,270	103,646
0.715%, -1x SOFR30A + 6.036%, 12/25/42 (a) (b)	216,603	25,767
1.115%, -1x SOFR30A + 6.436%, 10/25/41 (a) (b)	1,366,612	88,834
1.215%, -1x SOFR30A + 6.536%, 03/25/42 (a) (b)	466,504	28,501
2.000%, 10/25/50 (b)	4,654,223	569,460
2.500%, 10/25/47 (b)	783,057	113,598
2.500%, 12/25/47 (b)	826,576	111,467
2.500%, 04/25/48 (b)	807,090	116,925
2.500%, 08/25/50 (b)	9,995,308	1,616,757
2.500%, 09/25/50 (b)	692,554	109,367

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies — (Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association REMICS
2.500%, 02/25/51 (b)	2,155,899	$314,788
2.500%, 10/25/51 (b)	1,893,479	324,884
3.000%, 08/25/50 (b)	1,328,621	209,531
3.000%, 02/25/51 (b)	650,479	103,504
3.500%, 10/25/48	32,208	29,338
3.500%, 09/25/50 (b)	1,873,951	313,646
3.500%, 03/25/51 (b)	524,260	110,663
4.570%, 01/25/43 (a)	98,540	93,924
5.500%, 07/25/41	2,620,656	2,671,204
5.500%, 04/25/42	626,834	635,620
6.000%, 05/25/42	348,832	360,226
6.500%, 06/25/39	8,435	8,578
6.500%, 07/25/42	674,812	707,024
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	7,549,276	75
0.029%, 03/16/49 (a) (b)	1,159,415	128
0.051%, 10/16/54 (a) (b)	10,289,282	13,158
0.108%, 02/16/53 (a) (b)	3,727,390	7,574
0.127%, 04/16/54 (a) (b)	9,367,734	18,212
0.154%, 02/16/48 (a) (b)	807,565	2,726
0.619%, 03/16/60 (a) (b)	1,407,418	51,381
0.628%, 09/16/55 (a) (b)	6,188,685	154,238
0.633%, 10/16/58 (a) (b)	11,171,672	396,827
0.640%, 02/16/61 (a) (b)	1,343,763	65,876
0.706%, 12/16/59 (a) (b)	26,182,984	1,118,013
0.881%, 06/16/62 (a) (b)	3,622,027	221,700
1.000%, 07/16/60	535,300	384,540
1.010%, 02/16/46 (a) (b)	2,551,827	54,107
1.112%, 01/16/61 (a) (b)	4,546,933	350,402
1.112%, 06/16/61 (a) (b)	2,903,800	236,466
1.144%, 06/16/61 (a)	4,853,891	402,620
1.165%, 04/16/62 (a) (b)	3,097,077	251,409
1.271%, 09/16/60 (a) (b)	2,808,286	246,725
1.325%, 06/16/63 (a) (b)	2,651,779	248,612
1.500%, 06/16/63	2,589,934	1,942,849
2.000%, 08/20/50	120,221	98,666
2.000%, 10/20/50	6,273,913	5,144,459
2.000%, 12/20/50	5,002,194	4,102,207
2.000%, 01/20/51	1,236,630	1,013,890
2.000%, 02/20/51	13,512,176	11,003,616
2.000%, 03/20/51	3,197,323	2,555,563
2.500%, 10/20/49	357,965	306,936
2.500%, 04/20/51	3,900,490	3,325,261
2.500%, 06/20/51	79,949	67,341
2.500%, 07/20/51	999,442	851,927
2.500%, 08/20/51	3,446,612	2,936,920
2.500%, 09/20/51	4,625,025	3,941,647
2.500%, 10/20/51	327,877	276,167
2.500%, 12/20/51	168,389	141,832
2.500%, 08/20/52	10,641,418	9,066,126
3.000%, 09/15/42	283,622	256,372
3.000%, 10/15/42	1,543,893	1,387,148
3.000%, 11/15/42	559,901	499,261
3.000%, 11/20/46	154,480	138,090
3.000%, 09/20/47	49,185	43,913
3.000%, 11/20/47	103,997	92,823

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
3.000%, 12/20/47	661,213	590,083
3.000%, 01/20/50	586,762	518,401
3.000%, 02/20/51	98,221	86,759
3.000%, 09/20/51	4,768,673	4,209,422
3.000%, 11/20/51	755,685	669,293
3.000%, 01/20/52	91,776	80,002
3.000%, 02/20/52	2,380,360	2,106,017
3.000%, 03/20/52	1,742,133	1,533,525
3.000%, 04/20/52	2,229,374	1,919,725
3.500%, 06/20/44	597,910	554,961
3.500%, 03/20/45	46,678	43,170
3.500%, 01/20/46	123,203	113,870
3.500%, 03/20/46	651,146	598,837
3.500%, 04/20/46	341,840	315,898
3.500%, 05/20/46	159,356	147,250
3.500%, 06/20/46	271,947	251,246
3.500%, 07/20/46	164,651	152,109
3.500%, 09/20/46	15,027	13,819
3.500%, 05/20/47	2,176,947	2,010,093
3.500%, 02/20/48	941,313	858,761
3.500%, 06/15/48	1,824,277	1,701,684
3.500%, 09/20/48	411,708	379,121
3.500%, 02/20/49	12,893	11,866
3.500%, 10/20/49	104,400	95,606
3.500%, 01/20/50	990,999	904,973
3.500%, 02/20/50	138,514	126,003
3.500%, 05/15/50	318,261	295,124
3.500%, 07/20/50	163,798	150,494
3.500%, 02/20/52	1,471,840	1,338,961
3.500%, 03/20/52	452,593	407,247
3.500%, 06/20/52	536,868	481,749
4.000%, 09/20/45	218,336	208,586
4.000%, 11/20/45	2,469,350	2,322,001
4.000%, 08/20/46	1,763,918	1,674,635
4.000%, 06/20/47	778,398	739,475
4.000%, 07/20/47	131,215	124,599
4.000%, 11/20/47	375,467	356,912
4.000%, 12/20/47	146,263	138,746
4.000%, 02/20/48	135,450	128,417
4.000%, 03/20/48	1,048,252	993,554
4.000%, 04/20/48	128,851	122,061
4.000%, 05/20/48	106,177	100,549
4.000%, 08/20/48	1,451,686	1,369,582
4.000%, 09/20/48	404,744	383,039
4.000%, 03/20/49	222,467	210,334
4.000%, 04/20/49	193,675	183,112
4.000%, 11/20/49	67,170	62,838
4.000%, 01/20/50	103,874	99,436
4.000%, 02/20/50	90,643	86,552
4.000%, 03/15/50	31,593	29,770
4.000%, 03/20/50	58,739	56,220
4.000%, 04/20/50	383,723	360,464
4.000%, 06/20/52	631,712	593,493
4.500%, 01/20/40	171,353	168,973
4.500%, 05/20/40	216,479	213,405
4.500%, 09/20/40	4,909	4,835

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies — (Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
4.500%, 01/20/41	41,905	$41,293
4.500%, 07/20/41	269,722	265,780
4.500%, 08/20/47	251,998	245,980
4.500%, 04/20/48	381,276	371,405
4.500%, 05/20/48	697,404	679,025
4.500%, 06/20/48	694,927	676,540
4.500%, 07/20/48	52,222	50,835
4.500%, 08/20/48	1,787,713	1,740,044
4.500%, 09/20/48	153,957	149,844
4.500%, 10/20/48	371,485	361,541
4.500%, 12/20/48	162,171	157,821
4.500%, 01/20/49	1,431,761	1,393,220
4.500%, 02/20/49	525,953	511,768
4.500%, 03/20/49	1,345,417	1,309,200
4.500%, 04/20/49	171,496	166,871
4.500%, 02/20/50	237,049	230,660
4.500%, 03/20/50	153,644	149,471
4.500%, 12/20/50	226,554	220,470
4.500%, 08/20/52	914,362	878,988
4.500%, 09/20/52	1,180,853	1,140,269
5.000%, 07/20/40	175,807	177,199
5.000%, 05/20/48	117,030	116,728
5.000%, 10/20/48	593,352	591,548
5.000%, 11/20/48	325,312	324,641
5.000%, 12/20/48	367,586	366,071
5.000%, 01/20/49	238,061	236,713
5.000%, 03/20/49	72,734	72,299
5.000%, 04/20/49	267,192	265,679
5.000%, 09/20/49	103,615	103,332
5.000%, 11/20/49	155,450	155,026
5.000%, 12/20/49	104,754	104,500
5.000%, 01/20/50	280,435	279,496
5.000%, 04/20/50	60,923	60,805
5.000%, 08/20/52	5,679,207	5,588,396
5.000%, 09/20/52	556,003	552,310
5.000%, 10/20/52	1,099,835	1,082,291
5.000%, 11/20/52	1,391,375	1,368,358
5.000%, 12/20/52	3,908,335	3,842,409
5.000%, 01/20/53	3,088,368	3,041,679
5.000%, 08/20/53	2,602,975	2,568,619
5.500%, 06/15/36	130,811	134,012
5.500%, 11/20/52	1,635,292	1,634,217
5.500%, 02/20/53	1,616,258	1,630,009
5.500%, 03/20/53	2,632,983	2,639,421
5.500%, 04/20/53	3,299,723	3,297,553
5.500%, 05/20/53	1,073,568	1,080,402
5.500%, 07/20/53	679,819	686,665
5.500%, 08/20/53	3,536,451	3,566,107
6.000%, 03/15/33	316,853	329,115
6.000%, 11/20/34	494	513
6.000%, 06/20/35	769	800
6.000%, 07/20/36	37,485	38,356
6.000%, 09/20/36	1,803	1,876
6.000%, 07/20/38	109,560	113,977
6.000%, 09/20/38	260,763	274,373
6.000%, 06/20/39	1,309	1,362

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
6.000%, 05/20/40	20,776	21,613
6.000%, 06/20/40	72,499	75,419
6.000%, 08/20/40	41,066	41,945
6.000%, 09/20/40	95,540	99,390
6.000%, 10/20/40	42,522	44,234
6.000%, 11/20/40	76,852	78,730
6.000%, 01/20/41	41,225	42,724
6.000%, 03/20/41	275,866	286,974
6.000%, 07/20/41	60,070	62,487
6.000%, 12/20/41	34,028	35,399
6.000%, 07/20/53	1,257,591	1,271,055
6.000%, 09/20/53	1,189,738	1,204,643
6.000%, 01/20/54	691,107	702,032
6.500%, 06/15/31	770	789
6.500%, 08/15/34	60,497	62,904
6.500%, 10/20/37	102,003	107,275
6.500%, 09/20/53	389,219	396,886
6.500%, 11/20/53	298,842	306,687
6.500%, 01/20/54	699,216	714,477
7.500%, 09/15/29	397	399
8.500%, 06/15/25	619	619
Government National Mortgage Association REMICS
0.659%, -1x 1M TSFR + 5.986%, 08/16/42 (a) (b)	337,262	34,467
0.967%, 06/16/61 (a) (b)	3,281,648	232,547
1.207%, -1x 1M TSFR + 6.536%, 01/20/40 (a) (b)	13,061	43
2.500%, 06/20/51 (b)	1,131,737	107,005
3.000%, 07/20/49	518,435	458,882
3.000%, 09/20/50 (b)	1,544,752	222,571
3.000%, 07/20/51 (b)	815,742	116,659
4.000%, 08/20/48	41,031	38,546
5.768%, 12M TSFR + 0.965%, 10/20/68 (a)	1,492,188	1,487,845
5.824%, 1M TSFR + 0.494%, 12/20/60 (a)	5,645,026	5,629,973
5.844%, 1M TSFR + 0.514%, 12/20/60 (a)	1,112,783	1,110,183
5.844%, 1M TSFR + 0.514%, 08/20/70 (a)	35,143	34,753
5.874%, 1M TSFR + 0.544%, 10/20/64 (a)	2,346,045	2,340,348
5.894%, 1M TSFR + 0.564%, 07/20/70 (a)	4,300,168	4,199,278
5.924%, 1M TSFR + 0.594%, 03/20/61 (a)	914,957	913,803
5.944%, 1M TSFR + 0.614%, 12/20/60 (a)	8,479,551	8,467,507
5.944%, 1M TSFR + 0.614%, 07/20/70 (a)	292,876	286,923
6.594%, 1M TSFR + 1.264%, 05/20/70 (a)	1,028,697	1,033,570
6.694%, 1M TSFR + 1.364%, 04/20/70 (a)	96,895	98,151
Government National Mortgage Association, TBA
2.000%, TBA (d)	1,700,000	1,392,492
2.500%, TBA (d)	4,900,000	4,172,921
3.000%, TBA (d)	2,100,000	1,851,725
3.500%, TBA (d)	500,000	454,939
4.000%, TBA (d)	2,000,000	1,871,378
4.500%, TBA (d)	3,500,000	3,362,901
5.000%, TBA (d)	3,900,000	3,832,751
5.500%, TBA (d)	2,700,000	2,697,464
6.000%, TBA (d)	300,000	302,622
6.500%, TBA (d)	1,000,000	1,016,673
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (d)	13,500,000	11,612,851
3.500%, TBA (d)	400,000	357,951
4.000%, TBA (d)	1,500,000	1,389,002

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies — (Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Security, TBA
4.500%, TBA (d)	8,300,000	$7,903,446
5.000%, TBA (d)	8,800,000	8,585,836
5.500%, TBA (d)	10,100,000	10,049,866
6.000%, TBA (d)	6,600,000	6,660,086
6.500%, TBA (d)	3,500,000	3,575,664

		581,410,886

Federal Agencies—30.9%
Federal Farm Credit Banks Funding Corp.
0.375%, 01/15/25	10,000,000	9,636,491
0.460%, 11/03/25	10,000,000	9,343,328
0.780%, 06/16/25	10,000,000	9,507,472
0.875%, 11/18/24	5,000,000	4,866,678
1.050%, 11/17/25	10,000,000	9,407,969
1.240%, 09/03/30	8,000,000	6,526,475
1.680%, 09/17/35	1,195,000	869,387
1.750%, 02/25/25	18,350,000	17,815,813
2.600%, 04/05/27	10,000,000	9,478,006
2.625%, 05/16/24	15,000,000	14,948,970
2.700%, 10/26/27	10,000,000	9,425,078
5.480%, 06/27/42	3,000,000	2,964,512
Federal Home Loan Banks
0.375%, 09/04/25	15,000,000	14,086,240
0.500%, 04/14/25	14,000,000	13,345,935
0.750%, 06/30/25	7,770,000	7,384,501
1.020%, 02/24/27	9,990,000	9,024,093
1.750%, 09/12/25	10,000,000	9,568,560
2.250%, 03/04/36	15,000,000	11,576,701
2.750%, 12/13/24	10,000,000	9,832,278
3.000%, 07/08/24	7,000,000	6,956,018
4.125%, 01/15/27	4,000,000	3,966,935
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	5,779,766
Zero Coupon, 12/17/29	5,562,000	4,311,434
Zero Coupon, 09/15/36	10,000,000	5,609,856
Zero Coupon, 12/15/36	24,765,000	13,816,627
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/28	5,400,000	4,453,911
Zero Coupon, 07/15/32	9,000,000	6,212,201
Federal National Mortgage Association
0.625%, 04/22/25	5,000,000	4,774,057
2.625%, 09/06/24	17,500,000	17,301,725
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	22,772,374
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/26	4,230,000	3,803,237
Zero Coupon, 04/15/28	10,000,000	8,351,694
Zero Coupon, 07/15/29	14,000,000	11,081,189
Zero Coupon, 10/15/29	14,996,000	11,732,002
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	51,000,000	39,135,784
Zero Coupon, 04/15/30	54,000,000	40,874,312
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	14,738,665

Federal Agencies—(Continued)
U.S. Department of Housing & Urban Development
2.668%, 08/01/24	8,000,000	7,922,971
2.738%, 08/01/25	6,000,000	5,834,242
U.S. International Development Finance Corp.
1.110%, 05/15/29	10,500,000	9,469,116
3.540%, 06/15/30	7,353,222	7,115,803

		435,622,406

U.S. Treasury—18.9%
U.S. Treasury Bonds
4.000%, 11/15/42	2,000,000	1,883,906
4.750%, 02/15/41	4,500,000	4,709,707
U.S. Treasury Inflation-Indexed Bond
0.250%, 02/15/50 (e)	5,877,109	3,708,647
U.S. Treasury Inflation-Indexed Notes
1.125%, 01/15/33 (e)	2,070,420	1,941,664
1.625%, 10/15/27 (e)	15,614,400	15,463,841
U.S. Treasury Notes
1.875%, 08/31/24 (f)	19,000,000	18,730,957
1.875%, 07/31/26	79,000,000	74,355,664
2.750%, 05/31/29	14,000,000	13,040,782
3.875%, 11/30/29	66,500,000	65,299,883
3.875%, 08/15/33	55,000,000	53,539,063
4.125%, 08/31/30	8,000,000	7,948,750
4.375%, 10/31/24	5,000,000	4,974,479

		265,597,343

Total U.S. Treasury & Government Agencies (Cost $1,363,440,091)		1,282,630,635

Foreign Government—5.5%

Sovereign—5.5%
Colombia Government International Bond
5.625%, 02/26/44	4,840,000	3,829,093
Indonesia Government International Bond
4.750%, 02/11/29	6,280,000	6,214,813
Israel Government AID Bonds
5.500%, 04/26/24	21,550,000	21,549,682
5.500%, 09/18/33 (f)	10,047,000	10,794,905
Israel Government International Bond
5.500%, 03/12/34	7,000,000	6,907,950
Mexico Government International Bond
4.500%, 04/22/29	12,280,000	11,868,504
Peru Government International Bonds
3.300%, 03/11/41	3,420,000	2,560,725
3.550%, 03/10/51	1,090,000	787,525
3.600%, 01/15/72	1,580,000	1,044,775
6.550%, 03/14/37	320,000	347,200
Qatar Government International Bond
5.103%, 04/23/48 (144A)	7,300,000	7,090,502
Republic of Poland Government International Bond
3.250%, 04/06/26	5,010,000	4,859,700

Total Foreign Government (Cost $82,239,531)		77,855,374

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Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—4.1%

Security Description	Principal Amount*	Value

Chemicals—0.1%
MEGlobal BV 4.250%, 11/03/26 (144A)	1,540,000	$1,479,484

Diversified Financial Services—3.2%
Private Export Funding Corp. 3.250%, 06/15/25	20,000,000	19,599,336
5.500%, 03/14/25 (144A)	25,000,000	25,068,274

		44,667,610

Electric—0.5%
Enel Chile SA 4.875%, 06/12/28	4,000,000	3,901,027
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450%, 05/21/28 (144A)	4,000,000	4,007,028

		7,908,055

Oil & Gas—0.3%
Ecopetrol SA 5.375%, 06/26/26	4,260,000	4,189,100

Total Corporate Bonds & Notes (Cost $59,166,907)		58,244,249

Mortgage-Backed Securities—3.8%

Collateralized Mortgage Obligations—1.8%
Banc of America Mortgage Trust 5.141%, 07/25/35 (a)	9,141	8,362
CIM Trust 1.425%, 07/25/61 (144A) (a)	2,200,919	1,889,263
5.000%, 05/25/62 (144A) (a)	2,655,191	2,618,457
Citigroup Mortgage Loan Trust, Inc. 7.780%, 1Y H15 + 2.400%, 10/25/35 (a)	22,857	22,047
Countrywide Alternative Loan Trust 5.643%, 1M TSFR + 0.314%, 07/20/46 (a)	861,585	685,405
Countrywide Reperforming Loan REMICS Trust 5.864%, 1M TSFR + 0.534%, 07/25/36 (144A) (a)	153,633	140,782
CSMC Trust 0.830%, 03/25/56 (144A) (a)	619,291	499,112
0.938%, 05/25/66 (144A) (a)	925,930	742,803
1.169%, 03/25/56 (144A) (a)	533,128	434,973
1.756%, 10/25/66 (144A) (a)	613,364	519,624
2.000%, 10/25/60 (144A) (a)	752,126	656,460
9.822%, SOFR30A + 4.500%, 10/25/66 (144A) (a)	2,048,406	1,999,379
Ellington Financial Mortgage Trust 3.001%, 01/25/67 (144A) (a)	950,000	683,361
GMACM Mortgage Loan Trust 3.644%, 11/19/35 (a)	69,148	60,086
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	1,461,946	1,402,427
4.000%, 05/25/62 (144A) (a)	698,272	631,773
JP Morgan Mortgage Trust 3.500%, 10/25/48 (144A) (a)	381,842	331,677
5.374%, 06/25/34 (a)	22,835	21,298

Collateralized Mortgage Obligations —(Continued)
Legacy Mortgage Asset Trust 2.250%, 07/25/67 (144A) (g)	688,836	664,629
MASTR Adjustable Rate Mortgages Trust 3.645%, 02/25/34 (a)	95,771	82,065
MASTR Reperforming Loan Trust 3.661%, 05/25/35 (144A) (a)	1,757,929	856,632
Morgan Stanley Mortgage Loan Trust 3.464%, 07/25/35 (a)	49,828	42,805
5.584%, 1M TSFR + 0.254%, 06/25/36 (a)	412,256	81,022
New Residential Mortgage Loan Trust 1.156%, 11/27/56 (144A) (a)	515,038	432,081
2.750%, 07/25/59 (144A) (a)	1,064,030	998,585
3.250%, 09/25/56 (144A) (a)	990,284	905,856
4.000%, 02/25/57 (144A) (a)	820,723	777,226
4.000%, 05/25/57 (144A) (a)	1,262,742	1,191,379
NovaStar Mortgage Funding Trust 0.545%, 1M TSFR + 0.494%, 09/25/46 (a)	376,044	336,484
OBX Trust 1.054%, 07/25/61 (144A) (a)	656,541	509,284
5.949%, 02/25/63 (144A) (g)	631,722	629,110
PRKCM Trust 1.510%, 08/25/56 (144A) (a)	1,466,976	1,172,654
2.071%, 11/25/56 (144A) (a)	785,408	665,187
SACO I Trust 4.527%, 06/25/21 (144A) (a)	6,391	5,267
Structured Asset Mortgage Investments II Trust 5.804%, 1M TSFR + 0.474%, 07/25/46 (a)	77,431	63,613
Structured Asset Securities Corp. 4.113%, 06/25/35 (144A) (a)	45,717	39,646
5.794%, 1M TSFR + 0.464%, 04/25/35 (144A) (a)	1,141,865	988,742
Towd Point Mortgage Trust 1.636%, 04/25/60 (144A) (a)	735,334	649,414
3.000%, 04/25/60 (144A) (a)	940,000	728,102

		25,167,072

Commercial Mortgage-Backed Securities—2.0%
BANK 2.470%, 09/15/64	2,680,000	2,254,916
2.643%, 04/15/54	860,000	738,015
3.538%, 11/15/54	1,580,000	1,492,631
5.779%, 04/15/56	770,000	783,355
Benchmark Mortgage Trust 5.525%, 04/15/56	2,700,000	2,782,777
BLP Commercial Mortgage Trust 7.017%, 1M TSFR + 1.692%, 03/15/40 (144A) (a)	4,300,000	4,308,063
BX Commercial Mortgage Trust 7.606%, 1M TSFR + 2.281%, 06/15/40 (144A) (a)	1,130,000	1,134,591
BX Trust 6.175%, 1M TSFR + 0.850%, 01/15/39 (144A) (a)	3,000,000	2,973,750
6.241%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	585,199	582,639
Citigroup Commercial Mortgage Trust 5.820%, 10/12/40 (144A) (a)	1,520,000	1,546,079
GS Mortgage Securities Trust 2.911%, 02/13/53	3,414,000	3,016,246
LAQ Mortgage Trust 7.417%, 1M TSFR + 2.091%, 03/15/36 (144A) (a)	443,291	444,676

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Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities —(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust 3.459%, 12/15/49	3,129,700	$2,995,447
MTN Commercial Mortgage Trust 6.727%, 1M TSFR + 1.397%, 03/15/39 (144A) (a)	2,980,000	2,948,790

		28,001,975

Total Mortgage-Backed Securities (Cost $56,536,322)		53,169,047

Asset-Backed Securities—0.0%

Asset-Backed - Home Equity—0.0%
Morgan Stanley Mortgage Loan Trust 5.624%, 1M TSFR + 0.294%, 12/25/36 (a)	109,382	36,591
5.744%, 1M TSFR + 0.414%, 03/25/36 (a)	34,614	33,984

		70,575

Asset-Backed - Other—0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 5.664%, 1M TSFR + 0.334%, 02/25/36 (144A) (a)	4,544,834	93,558

Total Asset-Backed Securities (Cost $2,100,576)		164,133

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $4,004,508; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $4,083,486.	4,003,396	4,003,396

Total Short-Term Investments (Cost $4,003,396)		4,003,396

Securities Lending Reinvestments(h)—0.0%

Repurchase Agreements—0.0%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $9,568; collateralized by various Common Stock with an aggregate market value of $10,653.	9,564	9,564
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $2,437; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24—05/15/50, and an aggregate market value of $2,485.	2,436	2,436

		12,000

Mutual Funds—0.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (i)	20,000	20,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (i)	20,000	20,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (i)	20,000	20,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (i)	20,000	20,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (i)	20,000	20,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (i)	20,000	20,000

		120,000

Total Securities Lending Reinvestments (Cost $132,000)		132,000

Total Investments— 104.8% (Cost $1,567,618,823)		1,476,198,834
Other assets and liabilities (net)—(4.8)%		(67,780,445)

Net Assets—100.0%		$1,408,418,389

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $18,858,904 and the collateral received consisted of cash in the amount of $132,000 and non-cash collateral with a value of $19,130,412. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $84,113,908, which is 6.0% of net assets.

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Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	06/18/24	(434)	USD	(48,085,844)	$(193,200)
U.S. Treasury Note 5 Year Futures	06/28/24	(72)	USD	(7,705,125)	(15,039)

Net Unrealized Depreciation					$(208,239)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,282,630,635	$—	$1,282,630,635
Total Foreign Government*	—	77,855,374	—	77,855,374
Total Corporate Bonds & Notes*	—	58,244,249	—	58,244,249
Total Mortgage-Backed Securities*	—	53,169,047	—	53,169,047
Total Asset-Backed Securities*	—	164,133	—	164,133
Total Short-Term Investment*	—	4,003,396	—	4,003,396
Securities Lending Reinvestments
Repurchase Agreements	—	12,000	—	12,000
Mutual Funds	120,000	—	—	120,000
Total Securities Lending Reinvestments	120,000	12,000	—	132,000
Total Investments	$120,000	$1,476,078,834	$—	$1,476,198,834

Collateral for Securities Loaned (Liability)	$—	$(132,000)	$—	$(132,000)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(208,239)	$—	$—	$(208,239)

*	See Schedule of Investments for additional detailed categorizations.

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Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of the Portfolio’s investments to assist with such oversight.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

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